SEC. File Nos.002-86838
811-03857

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
__________________

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 55
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 55
__________________

AMERICAN FUNDS INSURANCE SERIES
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071-1406
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:
(213) 486-9200
__________________

Steven I. Koszalka, Secretary
American Funds Insurance Series
333 South Hope Street
Los Angeles, California 90071-1406
(Name and Address of Agent for Service)
__________________

Copies to:
Michael Glazer
Bingham McCutchen LLP
 355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106
 (Counsel for the Registrant)
__________________

Approximate date of proposed public offering:
It is proposed that this filing become effective on May 1, 2012, pursuant to paragraph (b) of rule 485.


[LOGO] American Funds(R)              The right choice for the long term(R)

AMERICAN FUNDS
INSURANCE SERIES(R)

 Global Discovery Fund/SM/              International Growth and Income
                                        Fund/SM/
 Global Growth Fund/SM/                 Asset Allocation Fund/SM/
 Global Small Capitalization Fund/SM/   Global Balanced Fund/SM/
 Growth Fund/SM/                        Bond Fund/SM/
 International Fund/SM/                 Global Bond Fund/SM/
 New World Fund(R)                      High-Income Bond Fund/SM/
 Blue Chip Income and Growth Fund/SM/   Mortgage Fund/SM/
 Global Growth and Income Fund/SM/      U.S. Government/AAA-Rated Securities
                                        Fund/SM/
 Growth-Income Fund/SM/                 Cash Management Fund/SM/

PROSPECTUS

Class 1 shares

May 1, 2012

                    Summaries
                 1  Global Discovery Fund
                 4  Global Growth Fund
                 7  Global Small Capitalization Fund
                 11 Growth Fund
                 14 International Fund
                 17 New World Fund
                 21 Blue Chip Income and Growth Fund
                 24 Global Growth and Income Fund
                 27 Growth-Income Fund
                 30 International Growth and Income Fund
                 33 Asset Allocation Fund
                 37 Global Balanced Fund
                 40 Bond Fund
                 44 Global Bond Fund
                 48 High-Income Bond Fund
                 51 Mortgage Fund
                 54 U.S. Government/AAA-Rated Securities Fund
                 58 Cash Management Fund
                 60 Investment objectives, strategies and risks
                 80 Management and organization
                 85 Purchases and redemptions of shares
                 86 Plans of distribution
                 86 Fund expenses
                 86 Investment results
                 86 Distributions and taxes
                 87 Financial highlights

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


GLOBAL DISCOVERY FUND

INVESTMENT OBJECTIVE

The investment objective of the fund is long-term growth of capital. Current income is a secondary consideration.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.58%
Other expenses.........................................................  0.02
Total annual fund operating expenses...................................  0.60

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 1 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $61    $192    $335     $750

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 45% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund seeks to achieve its objective by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy. In implementing this strategy the fund may invest in any company, provided that the fund's investment adviser determines that the company could participate and thrive in the new economy.

In pursuing its investment objective, the fund invests primarily in common stocks that the investment adviser believes have the potential for growth. The fund also invests in common stocks with the potential to pay dividends. The fund may invest in companies without regard to market capitalization, including companies with small market capitalizations. The fund may invest a significant portion of its assets in securities of issuers domiciled outside the United
States, including securities of issuers in emerging market countries. The fund expects to be invested in numerous countries.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

                                                                             ---
        GLOBAL DISCOVERY FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  1
                                                                             ---


INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING IN SMALL COMPANIES -- Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

CONCENTRATION -- The fund may be subject to additional risks because it invests in a more limited group of sectors and industries than the broad market.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

INVESTING IN EMERGING AND DEVELOPING COUNTRIES -- Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.
For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Growth Funds Index and the Lipper
International Funds Index include mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund and the
Global Service and Information Index reflects the market sectors and securities in which the fund primarily invests. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                    [CHART]

  2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
-21.41%  37.41%  10.72%  11.07%  17.66%  17.55% -45.02%  51.49%  10.43%  -6.91%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   24.89% (quarter ended June 30, 2009)
LOWEST   -24.97% (quarter ended December 31, 2008)

----
2   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL DISCOVERY FUND
----


For periods ended December 31, 2011:

                                                                          LIFETIME
                                                                         (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                    1 YEAR  5 YEARS 10 YEARS INCEPTION)
-----------------------------------------------------------------------------------

Fund (inception date -- 7/5/01)                  -6.91%   0.13%   4.63%     3.73%
S&P 500 (reflects no deduction for sales
 charges, account fees, expenses or taxes)        2.09   -0.25    2.92      2.26
Global Service and Information Index (reflects
 no deduction for sales charges, account fees,
 expenses or taxes)                              -3.12   -3.00    2.23      1.28
Lipper Growth Funds Index (reflects no
 deduction for sales charges, account fees or
 taxes)                                          -3.02   -0.94    1.82      1.03
Lipper International Funds Index (reflects no
 deduction for sales charges, account fees or
 taxes)                                         -14.48   -3.72    5.29      4.43

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-----------------------------------------------------------------------------------------------------------------------

   GORDON CRAWFORD                     7 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
   MARK E. DENNING                     7 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
   CLAUDIA P. HUNTINGTON               11 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
        GLOBAL DISCOVERY FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  3
                                                                             ---


GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.53%
Other expenses.........................................................  0.02
Total annual fund operating expenses...................................  0.55

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 1 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $56    $176    $307     $689

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 28% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks of companies around the world that the investment adviser believes have the potential for growth. The fund may invest a portion of its assets in common stocks and other securities of companies located in emerging and developing countries. The fund expects to be invested in numerous countries. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

----
4   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL GROWTH FUND
----


INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

INVESTING IN EMERGING AND DEVELOPING COUNTRIES -- Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.
For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The fund has selected the MSCI All Country World
Index to replace the MSCI World Index as its broad-based securities market index. The fund's investment adviser believes that the MSCI All Country World
Index better reflects the market sectors and securities in which the fund primarily invests than the MSCI World Index. The Lipper Global Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                    [CHART]

 2002     2003    2004    2005    2006    2007    2008    2009    2010    2011
------   ------  ------  ------  ------  ------  ------  ------  ------  ------
-14.46%  35.63%  13.80%  14.37%  20.73%  15.16% -38.23%  42.58%  12.04%  -8.66%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   22.27% (quarter ended June 30, 2009)
LOWEST   -20.04% (quarter ended December 31, 2008)

                                                                             ---
           GLOBAL GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  5
                                                                             ---


For periods ended December 31, 2011:

                                                                     LIFETIME
                                                                    (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS INCEPTION)
------------------------------------------------------------------------------
Fund (inception date -- 4/30/97)            -8.66%   0.75%   6.58%     8.14%
MSCI All Country World Index (reflects no
 deduction for sales charges, account
 fees, expenses or taxes)                   -6.86   -1.41    4.76      4.71
MSCI World Index (reflects no deduction
 for sales charges, account fees, expenses
 or taxes)                                  -5.02   -1.82    4.15      4.53
Lipper Global Funds Index (reflects no
 deduction for sales charges, account fees
 or taxes)                                  -9.96   -2.19    3.91      4.54

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-------------------------------------------------------------------------------------------------------------

    ROBERT W. LOVELACE                 15 years              Senior Vice President - Capital World Investors
    Vice President
-------------------------------------------------------------------------------------------------------------
    MARTIN JACOBS                      3 years               Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
    STEVEN T. WATSON                   10 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
    PAUL A. WHITE                      8 years               Senior Vice President - Capital World Investors

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
6   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL GROWTH FUND
----


GLOBAL SMALL CAPITALIZATION FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.70%
Other expenses.........................................................  0.04
Total annual fund operating expenses...................................  0.74

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 1 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $76    $237    $411     $918

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of
$4.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. Under normal circumstances, the fund invests a significant portion of its assets outside the
United States, including in emerging and developing countries. The fund expects to be invested in numerous countries.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                                                                ---
GLOBAL SMALL CAPITALIZATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  7
                                                                                ---


Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

INVESTING IN SMALL COMPANIES -- Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

INVESTING IN EMERGING AND DEVELOPING COUNTRIES -- Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.
For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

----
8   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL SMALL CAPITALIZATION FUND
----


INVESTMENT RESULTS

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Global Small-Cap Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calender year total returns.

                                   [CHART]

 2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------  ------  ------  ------  ------  ------  ------  ------  ------  ------
-18.83% 53.92%  21.13%  25.66%  24.35%  21.73%  -53.39% 61.63%  22.76%  -18.94%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   29.27% (quarter ended June 30, 2009)
LOWEST   -31.20% (quarter ended December 31, 2008)

For periods ended December 31, 2011:

                                                                      LIFETIME
                                                                     (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                1 YEAR  5 YEARS 10 YEARS INCEPTION)
-------------------------------------------------------------------------------

Fund (inception date -- 4/30/98)            -18.94%  -1.81%   8.00%     8.64%
MSCI All Country World Small Cap Index
 (reflects no deduction for sales charges,
 account fees, expenses or taxes)           -10.96    0.70    9.26      6.50
Lipper Global Small-Cap Funds Average
 (reflects no deduction for sales charges,
 account fees or taxes)                     -12.63   -1.42    6.33      6.08

                                                                                ---
GLOBAL SMALL CAPITALIZATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  9
                                                                                ---


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-----------------------------------------------------------------------------------------------------------------------

      GORDON CRAWFORD                  14 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
      MARK E. DENNING                  14 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
      J. BLAIR FRANK                   9 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
      HAROLD H. LA                     4 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
      DYLAN J. YOLLES                   1 year               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
10  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL SMALL CAPITALIZATION FUND
----


GROWTH FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.32%
Other expenses.........................................................  0.02
Total annual fund operating expenses...................................  0.34

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 1 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $35    $109    $191     $431

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 19% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

                                                                             ---
                  GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  11
                                                                             ---


INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Capital Appreciation Funds Index and the
Lipper Growth Funds Index include mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calender year total returns.

                                    [CHART]

 2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------  ------  ------  ------  ------  ------  ------  ------  ------  ------
-24.27% 37.15%  12.75%  16.50%  10.48%  12.64%  -43.83% 39.74%  19.01%  -4.06%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   21.01% (quarter ended June 30, 2003)
LOWEST   -26.01% (quarter ended December 31, 2008)

For periods ended December 31, 2011:

                                                                     LIFETIME
                                                                    (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS INCEPTION)
------------------------------------------------------------------------------

Fund (inception date -- 2/8/84)             -4.06%   0.19%   4.29%    12.00%
S&P 500 (reflects no deduction for sales
 charges, account fees, expenses or taxes)   2.09   -0.25    2.92     10.47
Lipper Capital Appreciation Funds Index
 (reflects no deduction for sales charges,
 account fees or taxes)                     -5.32    1.23    3.48      8.77
Lipper Growth Funds Index (reflects no
 deduction for sales charges, account fees
 or taxes)                                  -3.02   -0.94    1.82      8.50

----
12  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH FUND
----


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

-------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-------------------------------------------------------------------------------------------------------------

  DONNALISA PARKS BARNUM                9 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
  GREGG E. IRELAND                      6 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
  GREGORY D. JOHNSON                    5 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
  MICHAEL T. KERR                       7 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
  RONALD B. MORROW                      9 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
                  GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  13
                                                                             ---


INTERNATIONAL FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.49%
Other expenses.........................................................  0.04
Total annual fund operating expenses...................................  0.53

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 1 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $54    $170    $296     $665

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 24% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks of companies located outside the
United States, including in emerging and developing countries, that the investment adviser believes have the potential for growth. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

----
14  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  INTERNATIONAL FUND
----


INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

INVESTING IN EMERGING AND DEVELOPING COUNTRIES -- Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.
For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper International Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                    [CHART]

  2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
-14.58%  35.12%  19.66%  21.75%  19.33%  20.30% -42.01%  43.50%   7.52% -13.76%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   24.52% (quarter ended June 30, 2009)
LOWEST   -21.80% (quarter ended September 30, 2011)

                                                                             ---
           INTERNATIONAL FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  15
                                                                             ---


For periods ended December 31, 2011:

                                                                          LIFETIME
                                                                         (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                    1 YEAR  5 YEARS 10 YEARS INCEPTION)
-----------------------------------------------------------------------------------

Fund (inception date -- 5/1/90)                 -13.76%  -1.48%   6.42%     7.94%
MSCI All Country World ex USA Index (reflects
 no deduction for sales charges, account fees,
 expenses or taxes)                             -13.33   -2.48    6.76      5.69
Lipper International Funds Index (reflects no
 deduction for sales charges, account fees or
 taxes)                                         -14.48   -3.72    5.29      5.81

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-----------------------------------------------------------------------------------------------------------------------

  SUNG LEE                              6 years              Senior Vice President - Capital Research Global Investors
  Vice President
-----------------------------------------------------------------------------------------------------------------------
  L. ALFONSO BARROSO                    3 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
  JESPER LYCKEUS                        5 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
  CHRISTOPHER M. THOMSEN                6 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
16  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  INTERNATIONAL FUND
----


NEW WORLD FUND

INVESTMENT OBJECTIVE

The fund's investment objective is long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.73%
Other expenses.........................................................  0.05
Total annual fund operating expenses...................................  0.78

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 1 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $80    $249    $433     $966

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets and that the investment adviser believes have potential of providing capital appreciation.
The fund may invest in companies without regard to market capitalization, including companies with small market capitalizations. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated
Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating
Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as "junk bonds."

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

In determining whether a country is qualified, the fund considers such factors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains.
The fund's investment adviser maintains a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina,
Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic,
Dominican Republic, Egypt, Hungary, India, Jordan, Kazakhstan, Lebanon,
Malaysia, Malta, Mexico, Morocco, Oman, Panama, Peru, Philippines, Poland,
Russian Federation, South Africa, Thailand, Turkey, Ukraine, United Arab
Emirates and Venezuela.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the fund may invest up to
25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

                                                                             ---
               NEW WORLD FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  17
                                                                             ---


The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

INVESTING IN EMERGING AND DEVELOPING COUNTRIES -- Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.
For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

INVESTING IN SMALL COMPANIES -- Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

INVESTING IN BONDS -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

INVESTING IN LOWER RATED BONDS -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

THINLY TRADED SECURITIES -- There may be little trading in the secondary market for particular bonds or other securities, which may make them more difficult to value, acquire or sell.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

----
18  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  NEW WORLD FUND
----


Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The MSCI Emerging Markets Index reflects the market sectors and securities in which the fund primarily invests. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                    [CHART]

  2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
 -5.45%  39.56%  19.07%  21.10%  32.88%  32.53% -42.20%  49.95%  18.20% -13.75%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   24.00% (quarter ended June 30, 2009)
LOWEST   -22.22% (quarter ended December 31, 2008)

For periods ended December 31, 2011:

                                                                      LIFETIME
                                                                     (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                1 YEAR  5 YEARS 10 YEARS INCEPTION)
-------------------------------------------------------------------------------
Fund (inception date -- 6/17/99)            -13.75%   3.21%  11.46%     9.01%
MSCI All Country World Index (reflects no
 deduction for sales charges, account
 fees, expenses or taxes)                    -6.86   -1.41    4.76      2.30
MSCI Emerging Markets Index (reflects no
 deduction for sales charges, account
 fees, expenses or taxes)                   -18.17    2.70   14.20      9.27

                                                                             ---
               NEW WORLD FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  19
                                                                             ---


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
--------------------------------------------------------------------------------------------------------------------

    CARL M. KAWAJA                     13 years              Senior Vice President - Capital World Investors
    Vice President
--------------------------------------------------------------------------------------------------------------------
    ROBERT W. LOVELACE                 13 years              Senior Vice President - Capital World Investors
    Vice President
--------------------------------------------------------------------------------------------------------------------
    ROBERT H. NEITHART             Less than 1 year          Senior Vice President - Fixed Income, Capital Research
                                                             and Management Company

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
20  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  NEW WORLD FUND
----


BLUE CHIP INCOME AND GROWTH FUND

INVESTMENT OBJECTIVES

The fund's investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.41%
Other expenses.........................................................  0.01
Total annual fund operating expenses...................................  0.42

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 1 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $43    $135    $235     $530

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 27% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations of $4 billion and above. In seeking to provide you with a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P
500. The fund also ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade.
The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The fund invests, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                                                                ---
BLUE CHIP INCOME AND GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  21
                                                                                ---


PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING IN INCOME-ORIENTED STOCKS -- Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Growth & Income Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                      [CHART]

    2002    2003   2004   2005    2006   2007    2008    2009    2010    2011
    ----    ----   ----   ----    ----   ----    ----    ----    ----    ----
  -22.93%  31.24%  9.94%  7.57%  17.73%  2.25% -36.30%  28.18%  12.61%  -0.63%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   17.18% (quarter ended June 30, 2003)
LOWEST   -21.19% (quarter ended December 31, 2008)

----
22  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  BLUE CHIP INCOME AND GROWTH FUND
----


For periods ended December 31, 2011:

                                                                        LIFETIME
                                                                       (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                   1 YEAR 5 YEARS 10 YEARS INCEPTION)
---------------------------------------------------------------------------------

Fund (inception date -- 7/5/01)                -0.63%  -1.35%   2.78%     2.13%
S&P 500 (reflects no deduction for sales
 charges, account fees, expenses or taxes)      2.09   -0.25    2.92      2.26
Lipper Growth & Income Funds Index (reflects
 no deduction for sales charges, account fees
 or taxes)                                     -1.82   -1.17    3.12      2.53

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-----------------------------------------------------------------------------------------------------------------------

 C. ROSS SAPPENFIELD                   11 years              Senior Vice President - Capital Research Global Investors
 Senior Vice President
-----------------------------------------------------------------------------------------------------------------------
 CHRISTOPHER D. BUCHBINDER             5 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
 JAMES B. LOVELACE                     5 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                                ---
BLUE CHIP INCOME AND GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  23
                                                                                ---


GLOBAL GROWTH AND INCOME FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital while providing current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.59%
Other expenses.........................................................  0.02
Total annual fund operating expenses...................................  0.61

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 1 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $62    $195    $340     $762

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks of well-established companies around the world, many of which the investment adviser believes have the potential for growth and/or to pay dividends. Under normal market circumstances, the fund invests a significant portion of its assets in securities of issuers domiciled outside the United States, including securities of issuers in emerging and developing countries. The fund expects to be invested in numerous countries. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS --The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

----
24  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL GROWTH AND INCOME FUND
----


INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

INVESTING IN EMERGING AND DEVELOPING COUNTRIES -- Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.
For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

INVESTING IN INCOME-ORIENTED STOCKS -- Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The fund has selected the MSCI All Country World
Index to replace the MSCI World Index as its broad-based securities market index. The fund's investment adviser believes that the MSCI All Country World
Index better reflects the market sectors and securities in which the fund primarily invests than the MSCI World Index. The Lipper Global Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                  [CHART]

 2007     2008     2009     2010     2011
 ----     ----     ----     ----     ----
13.04%  -41.06%   40.11%   12.02%   -4.68%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   19.43% (quarter ended September 30, 2009)
LOWEST   -20.37% (quarter ended December 31, 2008)

                                                                             ---
GLOBAL GROWTH AND INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  25
                                                                             ---


For periods ended December 31, 2011:

                                                                                        LIFETIME
                                                                                       (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                                            1 YEAR 5 YEARS INCEPTION)
-------------------------------------------------------------------------------------------------

Fund (inception date -- 5/1/06)                                         -4.68%  -0.07%    1.72%
MSCI All Country World Index (reflects no deduction for sales charges,
 account fees, expenses or taxes)                                       -6.86   -1.41     0.37
MSCI World Index (reflects no deduction for sales charges, account
 fees, expenses or taxes)                                               -5.02   -1.82    -0.01
Lipper Global Funds Index (reflects no deduction for sales charges,
 account fees or taxes)                                                 -9.96   -2.19    -0.50

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-------------------------------------------------------------------------------------------------------------

     GREGG E. IRELAND                   6 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
     ANDREW B. SUZMAN                   3 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
     STEVEN T. WATSON                   6 years              Senior Vice President - Capital World Investors

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
26  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL GROWTH AND INCOME FUND
----


GROWTH-INCOME FUND

INVESTMENT OBJECTIVE

The fund's investment objectives are to achieve long-term growth of capital and income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.27%
Other expenses.........................................................  0.01
Total annual fund operating expenses...................................  0.28

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 1 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $29     $90    $157     $356

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. The fund is designed for investors seeking both capital appreciation and income.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                                                             ---
           GROWTH-INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  27
                                                                             ---


PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING IN INCOME-ORIENTED STOCKS -- Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Growth & Income Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                    [CHART]

  2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
-18.15%  32.76%  10.66%   6.08%  15.51%   5.32% -37.68%  31.54%  11.72%  -1.60%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   16.97% (quarter ended June 30, 2003)
LOWEST   -21.91% (quarter ended December 31, 2008)

----
28  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH-INCOME FUND
----


For periods ended December 31, 2011:

                                                                        LIFETIME
                                                                       (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                   1 YEAR 5 YEARS 10 YEARS INCEPTION)
---------------------------------------------------------------------------------

Fund (inception date -- 2/8/84)                -1.60%  -1.04%   3.41%    10.49%
S&P 500 (reflects no deduction for sales
 charges, account fees, expenses or taxes)      2.09   -0.25    2.92     10.47
Lipper Growth & Income Funds Index (reflects
 no deduction for sales charges, account fees
 or taxes)                                     -1.82   -1.17    3.12      9.19

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-----------------------------------------------------------------------------------------------------------------------

DONALD D. O'NEAL                       7 years               Senior Vice President - Capital Research Global Investors
Vice Chairman of the Board
-----------------------------------------------------------------------------------------------------------------------
J. BLAIR FRANK                         6 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
CLAUDIA P. HUNTINGTON                  18 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
WILLIAM L. ROBBINS                 Less than 1 year          Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
DYLAN J. YOLLES                        7 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
           GROWTH-INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  29
                                                                             ---


INTERNATIONAL GROWTH AND INCOME FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital while providing current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.69%
Other expenses.........................................................  0.04
Total annual fund operating expenses...................................  0.73

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 1 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $75    $233    $406     $906

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 48% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in stocks of larger, well-established companies domiciled outside of the United States, including in emerging and developing countries, that the investment adviser believes have the potential for growth and/or to pay dividends. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed on exchanges outside the United States.
The fund therefore expects to be invested in numerous countries outside the
United States. Although the fund focuses on investments in medium to larger capitalization comapnies, the fund's investments are not limited to a particular capitalization size.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund focuses on stocks of companies with strong earnings that pay dividends. The fund's investment adviser believes that these stocks will be more resistant to market declines than stocks of companies that do not pay dividends.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

----
30  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  INTERNATIONAL GROWTH AND INCOME FUND
----


INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

INVESTING IN EMERGING AND DEVELOPING COUNTRIES -- Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.
For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

INVESTING IN INCOME-ORIENTED STOCKS -- Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The fund has selected the MSCI All Country World ex
USA Index to replace the MSCI World ex USA Index as its broad-based securities market index. The fund's investment adviser believes that the MSCI All Country
World ex USA Index better reflects the market sectors and securities in which the fund primarily invests than the MSCI World ex USA Index. The Lipper
International Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

           [CHART]

  2009      2010      2011
  ----      ----      ----
 40.38%     7.24%    -8.51%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   22.63% (quarter ended June 30, 2009)
LOWEST   -17.46% (quarter ended September 30, 2011)

                                                                                    ---
INTERNATIONAL GROWTH AND INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  31
                                                                                    ---


For periods ended December 31, 2011:

                                                                      LIFETIME
                                                                     (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                                 1 YEAR  INCEPTION)
-------------------------------------------------------------------------------
Fund (inception date -- 11/18/08)                             -8.51%   14.01%
MSCI All Country World ex USA Index (reflects no deduction
 for sales charges, account fees, expenses or taxes)         -13.33    13.98
MSCI World ex USA Index (reflects no deduction for sales
 charges, account fees, expenses or taxes)                   -11.78    11.60
Lipper International Funds Index (reflects no deduction for
 sales charges, account fees or taxes)                       -14.48    11.85

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

--------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
--------------------------------------------------------------------------------------------------------------------

      SUNG LEE                          4 years              Senior Vice President - Capital Research Global
      Vice President                                         Investors
--------------------------------------------------------------------------------------------------------------------
      JESPER LYCKEUS                    4 years              Senior Vice President - Capital Research Global
                                                             Investors
--------------------------------------------------------------------------------------------------------------------
      DAVID M. RILEY                    4 years              Senior Vice President - Capital Research Global
                                                             Investors
--------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
32  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  INTERNATIONAL GROWTH AND INCOME FUND
----


ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with high total return
(including income and capital gains) consistent with preservation of capital over the long term.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.30%
Other expenses.........................................................  0.01
Total annual fund operating expenses...................................  0.31

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 1 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $32    $100    $174     $393

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 43% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund's investment adviser expects (but is not required)
to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2011, the fund was approximately 75% invested in equity securities, 21% invested in debt securities and 4% invested in money market instruments. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities.

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less).
Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size. The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United
States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds."

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                                                             ---
        ASSET ALLOCATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  33
                                                                             ---


PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and income generated by, the common stocks, bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING IN INCOME-ORIENTED STOCKS -- Income provided by the fund may be reduced by changes in the dividend policies of, and the
capital resources available at, the companies in which the fund invests.

INVESTING IN BONDS -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

INVESTING IN LOWER RATED BONDS -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

THINLY TRADED SECURITIES -- There may be little trading in the secondary market for particular bonds or other securities, which may make them more difficult to value, acquire or sell.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States.

ASSET ALLOCATION -- The fund's percentage allocations to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

----
34  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  ASSET ALLOCATION FUND
----


INVESTMENT RESULTS

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Citigroup Broad Investment-Grade (BIG) Bond Index reflects market sectors and securities in which the fund primarily invests.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                    [CHART]

  2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
-12.19%  22.14%   8.50%   9.45%  14.96%   6.82% -29.30%  24.27%  12.75%   1.56%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   12.24% (quarter ended June 30, 2003)
LOWEST   -16.30% (quarter ended December 31, 2008)

For periods ended December 31, 2011:

                                                                     LIFETIME
                                                                    (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS INCEPTION)
------------------------------------------------------------------------------
Fund (inception date -- 8/1/89)              1.56%   1.45%   4.64%     7.80%
S&P 500 (reflects no deduction for sales
 charges, account fees, expenses or taxes)   2.09   -0.25    2.92      8.26
Barclays Capital U.S. Aggregate Index
 (reflects no deduction for sales charges,
 account fees, expenses or taxes)            7.84    6.50    5.78      7.00
Citigroup Broad Investment-Grade (BIG)
 Bond Index (reflects no deduction for
 sales charges, account fees, expenses or
 taxes)                                      7.85    6.69    5.89      7.09

                                                                             ---
        ASSET ALLOCATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  35
                                                                             ---


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

     ALAN N. BERRO                     12 years              Senior Vice President - Capital World Investors
     President
------------------------------------------------------------------------------------------------------------------------
     DAVID A. DAIGLE                   3 years               Senior Vice President - Fixed Income, Capital Research
                                                             Company
------------------------------------------------------------------------------------------------------------------------
     JEFFREY T. LAGER                  5 years               Senior Vice President - Capital World Investors
------------------------------------------------------------------------------------------------------------------------
     JAMES R. MULALLY                  6 years               Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------
     EUGENE P. STEIN                   4 years               Senior Vice President - Capital World Investors
------------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
36  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  ASSET ALLOCATION FUND
----


GLOBAL BALANCED FUND

INVESTMENT OBJECTIVE

This fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)*  CLASS
-------------------------------------------------------------------------------------------------------------------------

                                      Management fee.............................................................  0.66%
                                      Other expenses.............................................................  0.03
                                      Total annual fund operating expenses.......................................  0.69

*Estimated by annualizing actual expenses for a partial year.

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 1 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 1   $70    $221    $384     $859

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 34% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

As a balanced fund with global scope, the fund seeks to invest in equity and debt securities of companies around the world that offer the opportunity for growth and/or provide dividend income, while also constructing its portfolio to protect principal and limit volatility. The fund will allocate its assets among various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (at least 40% of its net assets
-- unless market conditions are not deemed favorable by the fund's investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

The fund's ability to invest in issuers domiciled outside the United States includes investing in securities of issuers in emerging and developing countries.

Normally, the fund will maintain at least 45% of the value of its assets in common stocks and other equity investments. Although the fund's equity investments focus is on medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size.

Normally, the fund will invest at least 30% of the value of its assets in bonds and other debt securities (including money market instruments). These will consist of investment-grade securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser).

The fund may invest in bonds and other debt securities, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities, and securities backed by mortgages or other assets. The fund may also invest in securities of governments, agencies, corporations and other entities domiciled outside the United States. These investments will typically be denominated in currencies other than U.S. dollars.

                                                                             ---
         GLOBAL BALANCED FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  37
                                                                             ---


The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING IN INCOME-ORIENTED STOCKS -- Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

INVESTING IN EMERGING AND DEVELOPING COUNTRIES -- Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.
For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

INVESTING IN BONDS -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

INVESTING IN MORTGAGE-BACKED AND ASSET-BACKED SECURITIES -- Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund's income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

THINLY TRADED SECURITIES -- There may be little trading in the secondary market for particular bonds or other securities, which may make them more difficult to value, acquire or sell.

----
38  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL BALANCED FUND
----


MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

Because the fund began investment operations on May 2, 2011, information regarding full calendar year investment results is not available as of the date of this prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

    HILDA L. APPLBAUM                   1 year
                             (since the fund's inception)    Senior Vice President - Capital World Investors
------------------------------------------------------------------------------------------------------------------------
    MARK A. BRETT                       1 year
                             (since the fund's inception)    Vice President - Fixed Income, Capital Research Company
------------------------------------------------------------------------------------------------------------------------
    NORIKO H. CHEN                      1 year
                             (since the fund's inception)    Senior Vice President - Capital World Investors
------------------------------------------------------------------------------------------------------------------------
    JOANNA F. JONSSON                   1 year
                             (since the fund's inception)    Senior Vice President - Capital World Investors
------------------------------------------------------------------------------------------------------------------------
    ROBERT H. NEITHART                  1 year               Senior Vice President - Fixed Income, Capital Research and
                             (since the fund's inception)    Management Company

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
         GLOBAL BALANCED FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  39
                                                                             ---


BOND FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.36%
Other expenses.........................................................  0.02
Total annual fund operating expenses...................................  0.38

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 1 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $39    $122    $213     $480

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 163% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least
80% of its assets in bonds and other debt securities. The fund invests at least
65% of its assets in investment-grade debt securities (rated Baa3 or better or
BBB- or better by Nationally Recognized Statistical Rating Organizations
designated by the fund's investment adviser, or NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser), including cash and cash equivalents, securities issued and guaranteed by the
U.S. and other governments, and securities backed by mortgage and other assets.
The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs or unrated but determined by the fund's investment adviser to be of equivalent quality. Such securities are sometimes referred to as "junk bonds." The fund may invest in debt securities of issuers domiciled outside the United States. The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. In addition, the fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to be announced contracts and mortgage rolls. These contracts are normally of short duration and are replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund's portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

----
40  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  BOND FUND
----


PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

MARKET CONDITIONS -- The prices of, and income generated by, the bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING IN BONDS -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

INVESTING IN LOWER RATED BONDS -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

THINLY TRADED SECURITIES -- There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

INVESTING IN MORTGAGE-RELATED SECURITIES -- Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund's income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

INVESTING IN FUTURE DELIVERY CONTRACTS -- Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund's market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

INVESTING IN SECURITIES BACKED BY THE U.S. GOVERNMENT -- Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

                                                                             ---
                    BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  41
                                                                             ---


INVESTMENT RESULTS

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Lipper Intermediate Investment Grade Debt Funds
Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                 [CHART]

  2002    2003   2004   2005    2006    2007    2008    2009    2010    2011
  ----    ----   ----   ----    ----    ----    ----    ----    ----    ----
  4.26%  13.07%  6.04%  1.77%   7.31%   3.66%  -9.16%  12.83%   6.73%   6.41%

The fund's highest/lowest quarterly results during this time period were:

                (quarter ended June 30,
HIGHEST   6.05% 2009)
LOWEST   -5.47% (quarter ended September 30, 2008)

For periods ended December 31, 2011:

                                                                     LIFETIME
                                                                    (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS INCEPTION)
------------------------------------------------------------------------------
Fund (inception date -- 1/2/96)              6.41%  3.83%    5.12%     5.49%
Barclays Capital U.S. Aggregate Index
 (reflects no deduction for sales charges,
 account fees, expenses or taxes)            7.84   6.50     5.78      6.16
Lipper Intermediate Investment Grade Debt
 Funds Average (reflects no deduction for
 sales charges, account fees or taxes)       6.22   5.63     5.18      5.53

----
42  AMERICAN FUNDS INSURANCE SERIES / SUMMARY PROSPECTUS  BOND FUND
----


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

------------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

     DAVID C. BARCLAY                  14 years              Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------
     MARK H. DALZELL                   7 years               Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------
     DAVID A. HOAG                     5 years               Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------
     THOMAS H. HOGH                    5 years               Senior Vice President - Fixed Income, Capital Research
                                                             Company
------------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
                    BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  43
                                                                             ---


GLOBAL BOND FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.53%
Other expenses.........................................................  0.03
Total annual fund operating expenses...................................  0.56

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 1 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $57    $179    $313     $701

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 101% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market circumstances, the fund invests at least 80% of its assets in bonds. The fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The fund may invest substantially in securities of issuers domiciled outside the United States, including issuers in emerging market countries. Normally, the fund's debt obligations consist substantially of investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally
Recognized Statistical Rating Organizations designated by the fund's investment adviser, or NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser). The fund may also invest a portion of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds." The total return of the fund will be the result of interest income, changes in the market value of the fund's investments and changes in the values of other currencies relative to the U.S. dollar.

The fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with government officials, central banks and company executives. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

----
44  AMERICAN FUNDS INSURANCE SERIES / SUMMARY PROSPECTUS  GLOBAL BOND FUND
----


PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

MARKET CONDITIONS -- The prices of, and income generated by, the bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING IN BONDS -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

INVESTING IN LOWER RATED BONDS -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

THINLY TRADED SECURITIES -- There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

CURRENCY -- The prices of, and the income generated by, most debt securities held by the fund may also be affected by changes in relative currency values.
If the U.S. dollar appreciates against foreign currencies, the value in U.S.
dollars of the fund's securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

INVESTING IN EMERGING AND DEVELOPING COUNTRIES -- Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.
For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

NON-DIVERSIFICATION -- As a non-diversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding would adversely impact the fund's investment results more than if the fund were invested in a larger number of issuers.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Global Income Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

                                                                             ---
             GLOBAL BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  45
                                                                             ---


Calender year total returns.

                  [CHART]

 2007     2008     2009     2010     2011
 ----     ----     ----     ----     ----
 9.54%    3.60%   10.04%    5.44%    4.86%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   7.96% (quarter ended September 30, 2010)
LOWEST   -4.19% (quarter ended September 30, 2008)

For periods ended December 31, 2011:

                                                                                     LIFETIME
                                                                                    (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                                         1 YEAR 5 YEARS INCEPTION)
----------------------------------------------------------------------------------------------

Fund (inception date -- 10/4/06)                                      4.86%  6.67%     6.86%
Barclays Capital Global Aggregate Index (reflects no deduction for
 sales charges, account fees, expenses or taxes)                      5.64   6.46      6.52
Lipper Global Income Funds Average (reflects no deduction for sales
 charges, account fees or taxes)                                      3.68   5.54      5.62

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

------------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

     MARK H. DALZELL                    6 years              Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------
     THOMAS H. HOGH                     6 years              Senior Vice President - Fixed Income, Capital Research
                                                             Company
------------------------------------------------------------------------------------------------------------------------
     JAMES R. MULALLY                   4 years              Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

----
46  AMERICAN FUNDS INSURANCE SERIES / SUMMARY PROSPECTUS  GLOBAL BOND FUND
----


PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
             GLOBAL BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  47
                                                                             ---


HIGH-INCOME BOND FUND

INVESTMENT OBJECTIVE

The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.46%
Other expenses.........................................................  0.01
Total annual fund operating expenses...................................  0.47

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 1 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $48    $151    $263     $591

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 51% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally Recognized
Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined by the fund's investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as "junk bonds." The fund may invest a portion of its assets in securities of issuers domiciled outside the United States.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than those that exist in funds investing in higher quality debt securities.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

INVESTING IN LOWER RATED BONDS -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities.

----
48  AMERICAN FUNDS INSURANCE SERIES / SUMMARY PROSPECTUS  HIGH-INCOME BOND FUND
----


The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

THINLY TRADED SECURITIES -- There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

INVESTING IN BONDS -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

MARKET CONDITIONS -- The prices of, and income generated by, the bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper High Current Yield Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                    [CHART]

  2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
 -1.51%  29.79%   9.83%   2.46%  10.89%   1.62% -23.74%  39.45%  15.38%   2.18%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   16.06% (quarter ended June 30, 2009)
LOWEST   -16.06% (quarter ended December 31, 2008)

                                                                             ---
        HIGH-INCOME BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  49
                                                                             ---


For periods ended December 31, 2011:

                                                                                            LIFETIME
                                                                                           (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                                       1 YEAR 5 YEARS 10 YEARS INCEPTION)
-----------------------------------------------------------------------------------------------------

Fund (inception date -- 2/8/84)                                     2.18%  4.96%    7.35%     9.44%
Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index
 (reflects no deduction for sales charges, account fees, expenses
 or taxes)                                                          4.96   7.74     8.96       N/A
Lipper High Current Yield Funds Index (reflects no deduction
 for sales charges, account fees or taxes)                          2.85   5.13     7.08      7.57

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

     DAVID C. BARCLAY                  19 years              Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------
     DAVID A. DAIGLE                   3 years               Senior Vice President - Fixed Income, Capital Research
                                                             Company
------------------------------------------------------------------------------------------------------------------------
     MARCUS B. LINDEN                  5 years               Senior Vice President - Fixed Income, Capital Research
                                                             Company

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
50  AMERICAN FUNDS INSURANCE SERIES / SUMMARY PROSPECTUS  HIGH-INCOME BOND FUND
----


MORTGAGE FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide current income and preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT) *  CLASS 1
---------------------------------------------------------------------------------------------------------------------------

                                      Management fee...............................................................  0.42%
                                      Other expenses...............................................................  0.00
                                      Total annual fund operating expenses.........................................  0.42

*Estimated by annualizing actual expenses for a partial year.

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 1 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 1   $43    $135    $235     $530

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 480% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, at least 80% of the fund's assets is invested in mortgage-related securities, including securities collateralized by mortgage loans and contracts for future delivery of such securities (such as to be announced contracts and mortgage dollar rolls). The contracts for future delivery are normally of short duration and are replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund's portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The fund invests primarily in mortgage-related securities that are sponsored or guaranteed by the U.S. government, such as securities issued by government-sponsored entities that are not backed by the full faith and credit of the U.S. government, and non-government mortgage-related securities that are rated in the Aaa or AAA rating category (by Nationally Recognized Statistical
Rating Organizations designated by the fund's investment adviser) or unrated but determined to be of equivalent quality by the fund's investment adviser.
The fund may also invest a portion of its assets in debt issued by federal agencies.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                                                             ---
                MORTGAGE FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  51
                                                                             ---


PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

INVESTING IN MORTGAGE-RELATED SECURITIES -- Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund's income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

INVESTING IN FUTURE DELIVERY CONTRACTS -- Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund's market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

INVESTING IN BONDS -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

INVESTING IN SECURITIES BACKED BY THE U.S. GOVERNMENT -- Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

MARKET CONDITIONS -- The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

THINLY TRADED SECURITIES -- There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

It is important to note that neither your investment in the fund nor the fund's yield is guaranteed by the U.S. government. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

Because the fund began investment operations on May 2, 2011, information regarding full calendar year investment results is not available as of the date of this prospectus.

----
52  AMERICAN FUNDS INSURANCE SERIES / SUMMARY PROSPECTUS  MORTGAGE FUND
----


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

--------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
--------------------------------------------------------------------------------------------------------------------

    FERGUS N. MACDONALD                 1 year               Senior Vice President - Fixed Income, Capital Research
                             (since the fund's inception)    Company
--------------------------------------------------------------------------------------------------------------------
    WESLEY K.-S. PHOA                   1 year               Senior Vice President - Fixed Income, Capital Research
                             (since the fund's inception)    Company
--------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
                MORTGAGE FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  53
                                                                             ---


U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide a high level of current income consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.33%
Other expenses.........................................................  0.01
Total annual fund operating expenses...................................  0.34

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 1 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $35    $109    $191     $431

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 234% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the fund invests at least 80% of its assets in securities that are guaranteed or sponsored by the U.S. government or debt securities that are rated Aaa or AAA by Nationally Recognized Statistical Rating Organizations
designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

The fund may also invest a significant portion of its assets in mortgage-backed securities, including contracts for future delivery of such securities, such as to be announced contracts and mortgage rolls. The contracts for future delivery are normally of short duration and are replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund's portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

----
54  AMERICAN FUNDS INSURANCE SERIES / SUMMARY PROSPECTUS  U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
----


PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

INVESTING IN SECURITIES BACKED BY THE U.S. GOVERNMENT -- Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

INVESTING IN BONDS -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

INVESTING IN MORTGAGE-RELATED SECURITIES -- Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund's income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

INVESTING IN FUTURE DELIVERY CONTRACTS -- Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund's market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

MARKET CONDITIONS -- The prices of, and income generated by, the bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

It is important to note that neither your investment in the fund nor the fund's yield is guaranteed by the U.S. government. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                                         ---
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  55
                                                                                         ---


INVESTMENT RESULTS

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper General U.S. Government Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Consumer Price Index provides a comparison of the fund's results to inflation. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                      [CHART]

  2002    2003   2004   2005   2006   2007    2008    2009    2010    2011
  ----    ----   ----   ----   ----   ----    ----    ----    ----    ----
  9.45%   2.51%  3.58%  2.70%  3.95%  6.83%   7.84%   2.79%   5.94%   7.85%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   5.23% (quarter ended December 31, 2008)
LOWEST   -1.76% (quarter ended June 30, 2004)

For periods ended December 31, 2011:

                                                                                  LIFETIME
                                                                                 (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                             1 YEAR 5 YEARS 10 YEARS INCEPTION)
-------------------------------------------------------------------------------------------

Fund (inception date -- 12/2/85)                          7.85%  6.23%    5.32%     6.87%
Barclays Capital U.S. Government/Mortgage Backed
 Securities Index (reflects no deduction for sales
 charges, account fees, expenses or taxes)                7.74   6.56     5.64      7.47
Lipper General U.S. Government Funds Average (reflects
 no deduction for sales charges, account fees or taxes)   8.44   5.85     4.97      6.35
Consumer Price Index (CPI)                                2.96   2.26     2.48      2.83

----
56  AMERICAN FUNDS INSURANCE SERIES / SUMMARY PROSPECTUS  U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
----


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
----------------------------------------------------------------------------------------------------------------------------

    KEVIN ADAMS                         1 year               Vice President - Fixed Income, Capital Research Company
----------------------------------------------------------------------------------------------------------------------------
    THOMAS H. HOGH                     15 years              Senior Vice President - Fixed Income, Capital Research Company
----------------------------------------------------------------------------------------------------------------------------
    FERGUS N. MACDONALD                2 years               Senior Vice President - Fixed Income, Capital Research Company
----------------------------------------------------------------------------------------------------------------------------
    WESLEY K.-S. PHOA                  2 years               Senior Vice President - Fixed Income, Capital Research Company
----------------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                                         ---
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  57
                                                                                         ---


CASH MANAGEMENT FUND

INVESTMENT OBJECTIVE

The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.32%
Other expenses.........................................................  0.01
Total annual fund operating expenses...................................  0.33

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 1 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $34    $106    $185     $418

PRINCIPAL INVESTMENT STRATEGIES

Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, U.S. or
Canadian government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity support features, including guarantees.

The fund may invest in securities issued by entities domiciled outside the
United States and securities with credit and liquidity support features provided by entities domiciled outside of the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the
United States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity. The investment adviser believes that an important way to accomplish this is by analyzing various factors, including the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

THE FUND IS NOT MANAGED TO MAINTAIN A STABLE ASSET VALUE OF $1.00 PER SHARE AND
IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

INVESTING IN MONEY MARKET SECURITIES -- The values and liquidity of the securities held by the fund may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

LOW INTEREST RATE ENVIRONMENT -- During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

CREDIT AND LIQUIDITY SUPPORT -- Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.

----
58  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  CASH MANAGEMENT FUND
----


Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the fund's average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                    [CHART]

 2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
 1.24%   0.67%   0.96%   2.97%   4.81%   4.95%   2.15%  -0.10%  -0.09%  -0.26%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   1.31% (quarter ended December 31, 2006)
LOWEST   -0.09% (quarter ended September 30, 2011)

For periods ended December 31, 2011:

AVERAGE ANNUAL TOTAL RETURNS     1 YEAR 5 YEARS 10 YEARS LIFETIME
-----------------------------------------------------------------
Fund (inception date -- 2/8/84)  -0.26%  1.31%    1.71%    4.26%

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
         CASH MANAGEMENT FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  59
                                                                             ---


INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

GLOBAL DISCOVERY FUND

The investment objective of the fund is long-term growth of capital. Current income is a secondary consideration.

The fund is designed for investors seeking capital appreciation through investments in stocks of issuers based around the world. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

NEW ECONOMY -- The fund seeks to achieve its objective by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy. In implementing this strategy, the fund may invest in any company, provided that the investment adviser determines that the company could participate and thrive in the new economy. As it is inherently difficult to articulate a precise formula for what constitutes the new economy at any given time, the investment adviser's definition of what constitutes the new economy may change over time.

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund invests primarily in common stocks that the investment adviser believes have the potential for growth. The fund also invests in common stocks with the potential to pay dividends.

The prices of, and income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the fund may involve large price swings and greater potential for loss than other types of investments.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

EMERGING AND DEVELOPING COUNTRIES -- The fund normally invests a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets. Many of these countries are also known as emerging markets. Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

----
60  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FUND COMPARATIVE INDEXES -- Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Global Service and
Information Index is a subset of the unmanaged MSCI All Country World Index, which is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in more than 40 developed and emerging market country indexes. This subset is 70% U.S.-weighted and consists specifically of companies in the service and information industries that together represent approximately 60% of the MSCI All Country World Index. The
MSCI All Country World Index has been used since January 2011. Prior to that, the MSCI World Index, which measures equity market results of more than 20 developed market country indexes, was used. The index is compiled by the fund's investment adviser, Capital Research and Management Company, is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper Growth Funds Index is an equally weighted index of growth funds.
These funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes. Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the
United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

GLOBAL GROWTH FUND

The fund's investment objective is to provide you with long-term growth of capital.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund invests primarily in common stocks of companies located around the world that the investment adviser believes have the potential for growth. The prices of, and income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the fund may involve large price swings and greater potential for loss than other types of investments.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

EMERGING AND DEVELOPING COUNTRIES -- The fund normally invests a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets. Many of these countries are also known as emerging markets. Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  61
                                                                             ---


holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of developed markets. The index consists of more than 20 developed market country indexes, including the United States. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.
Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United States and may own U.S. securities as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

GLOBAL SMALL CAPITALIZATION FUND

The fund's investment objective is to provide you with long-term growth of capital.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

SMALL CAPITALIZATION ISSUERS -- Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities
(such as preferred stocks, convertible preferred stocks and convertible bonds)
of companies with small market capitalizations, measured at the time of purchase. However, the fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. This policy is subject to change only upon 60 days' written notice to shareholders. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of $4.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. Investing in smaller companies may pose additional risks to those set forth below as it is often more difficult to value or dispose of small company stocks, more difficult to obtain information about smaller companies, and the prices of their stocks may be more volatile than stocks of larger, more established companies.

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the fund may involve large price swings and greater potential for loss than other types of investments.
These risks may be heightened in the case of smaller capitalization stocks.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

EMERGING AND DEVELOPING COUNTRIES -- The fund normally invests a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets. Many of these countries are also known as emerging markets.

----
62  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- MSCI All Country World Small Cap Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper Global Small-Cap Funds
Average is composed of funds that invest at least 25% of their portfolios in securities with primary trading markets outside the United States, and that limit at least 65% of their investments to companies with market capitalizations of less than $1 billion at the time of purchase. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

GROWTH FUND

The fund's investment objective is to provide you with growth of capital.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The prices of, and income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the fund may involve large price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  63
                                                                             ---


holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees expenses or taxes. Lipper Capital
Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes. Lipper Growth Funds Index is an equally weighted index of growth funds.
These funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

INTERNATIONAL FUND

The fund's investment objective is to provide you with long-term growth of capital.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund invests primarily in common stocks of companies located outside the United States. The prices of, and income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes;
local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the fund may involve large price swings and greater potential for loss than other types of investments.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

EMERGING AND DEVELOPING COUNTRIES -- The fund normally invests a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets. Many of these countries are also known as emerging markets. Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

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64  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
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

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper
International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the United States.
The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

NEW WORLD FUND

The fund's investment objective is long-term capital appreciation.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

DEVELOPING COUNTRIES -- The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets and that the investment adviser believes have potential of providing capital appreciation. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser), with exposure to these countries.
Bonds rated Ba1 or BB+ or below are sometimes referred to as "junk bonds."

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

In determining whether a country is qualified, the fund considers such factors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains.
The fund's investment adviser maintains a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina,
Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic,
Dominican Republic, Egypt, Hungary, India, Jordan, Kazakhstan, Lebanon,
Malaysia, Malta, Mexico, Morocco, Oman, Panama, Peru, Philippines, Poland,
Russian Federation, South Africa, Thailand, Turkey, Ukraine, United Arab
Emirates and Venezuela.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the fund may invest up to
25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  65
                                                                             ---


be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets.
Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the fund may involve large price swings and greater potential for loss than other types of investments.
These risks may be heightened in the case of smaller capitalization stocks.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

SMALL CAPITALIZATION COMPANIES -- Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

DEBT SECURITIES -- The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.
For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.
Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.
In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

HIGH YIELD BONDS -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that measures equity market results in the global developed and emerging markets, consisting of more than
40 developed and emerging market country indexes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global emerging markets, consisting of more than 20 emerging market country indexes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

BLUE CHIP INCOME AND GROWTH FUND

The fund's investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the

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66  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations of $4 billion and above. In seeking to provide you with a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500. The fund also ordinarily invests at least
90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade. The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The fund invests, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The prices of, and income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve large price swings and greater potential for loss than other types of investments.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper Growth &
Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

GLOBAL GROWTH AND INCOME FUND

The fund's investment objective is to provide you with long-term growth of capital while providing current income.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund invests primarily in common stocks of well-established companies located around the world, many of which have the potential for growth and/or to pay dividends. The fund invests, on a global basis, in common stocks that are denominated in U.S. dollars or other currencies.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  67
                                                                             ---


The prices of, and income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve large price swings and greater potential for loss than other types of investments. Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

INVESTING OUTSIDE THE UNITED STATES -- Under normal market circumstances the fund invests a significant portion of its assets in securities of issuers domiciled outside the United States. Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

EMERGING AND DEVELOPING COUNTRIES -- The fund normally invests a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets. Many of these countries are also known as emerging markets. Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of developed markets. The index consists of more than 20 developed market country indexes, including the United States. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.
Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United States and may own U.S. securities as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

GROWTH-INCOME FUND

The fund's investment objectives are to achieve long-term growth of capital and income.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed below.

----
68  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


The following describes certain of the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size. The fund is designed for investors seeking both capital appreciation and income.

The prices of, and income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve large price swings and greater potential for loss than other types of investments. Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

INVESTING OUTSIDE THE UNITED STATES -- The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the
United States. Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S.
dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United
States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the
United States.

DEBT SECURITIES -- The fund may also invest in bonds and other debt securities.
The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper Growth &
Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

INTERNATIONAL GROWTH AND INCOME FUND

The fund's investment objective is to provide you with long-term growth of capital while providing current income.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  69
                                                                             ---


fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

The fund invests primarily in stocks of larger, well-established companies domiciled outside the United States, including countries with developing economies and/or markets, that the investment adviser believes have the potential for growth and/or to pay dividends. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed on exchanges outside the United States. The fund therefore expects to be invested in numerous countries outside the United States. The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund focuses on stocks of companies with strong earnings that pay dividends. The fund's investment adviser believes that these stocks will be more resistant to market declines than stocks of companies that do not pay dividends.

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve large price swings and greater potential for loss than other types of investments. Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

EMERGING AND DEVELOPING COUNTRIES -- The fund normally invests a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets. Many of these countries are also known as emerging markets. Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. MSCI World ex USA
Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of developed markets, excluding the
United States. The index consists of more than 20 developed market country indexes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

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70  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


ASSET ALLOCATION FUND

The fund's investment objective is to provide you with high total return
(including income and capital gains) consistent with preservation of capital over the long term.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size. Under normal market conditions, the fund's investment adviser expects (but is not required)
to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2011, the fund was approximately 75% invested in equity securities, 21% invested in debt securities and 4% invested in money market instruments. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities. The fund's percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The prices of, and income generated by, the common stocks, bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes;
local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve large price swings and greater potential for loss than other types of investments. Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

DEBT SECURITIES -- The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.
For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.
Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.
In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

HIGH YIELD BONDS -- The fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally
Recognized Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds."
Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

INVESTING OUTSIDE THE UNITED STATES -- The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. These investments may include companies in emerging and developing countries. Securities of issuers domiciled outside the United States, or with significant operations outside the United
States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United
States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the
United States may be heightened in connection with investments in emerging and developing countries.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  71
                                                                             ---


holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Barclays Capital
U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Citigroup Broad Investment-Grade
(BIG) Bond Index is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade corporate securities with maturities of one year or longer. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

GLOBAL BALANCED FUND

The fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund's objectives and corresponding risks:

INVESTING OUTSIDE THE UNITED STATES (INCLUDING EMERGING AND DEVELOPING
COUNTRIES) -- Normally, the fund invests a significant portion of its assets in securities of issuers outside the United States, including in securities of issuers in countries with developing economies and/or markets. Many of these countries are known as emerging markets.

Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund maintains at least 45% of the value of its assets in common stocks and other equity investments under normal market conditions. Although the fund's equity investments focus on medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size.

The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

----
72  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the fund may involve larger price swings and greater potential for loss than other types of investments. Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

DEBT SECURITIES -- Normally, the fund invests at least 30% of the value of its assets in bonds and other debt securities (including money market instruments).
These consist of investment-grade securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser). There are no restrictions on the maturity or duration of the bonds and other debt securities in the fund's portfolio.

The prices of, and the income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

HIGH YIELD BONDS -- The fund may also invest to a limited extent in lower quality, higher yielding debt securities including those convertible into common stocks (rated Ba1 or below and BB+ or below by Nationally Recognized
Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds."

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

SECURITIES BACKED BY THE U.S. TREASURY, OTHER GOVERNMENT SECURITIES AND
MORTGAGE-BACKED SECURITIES -- The fund may invest in bonds and other debt securities, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The fund may also invest in securities of governments, agencies, corporations and other entities domiciled outside the
United States. These investments will typically be denominated in currencies other than U.S. dollars.

Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay"
their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income. Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the expected terms of the securities backed by such mortgages. This reduces the potential for the fund to invest the principal in higher yielding securities. In addition, the values of the securities ultimately depend upon the payment of the underlying loans by individuals.

Securities backed by the U.S. Treasury or the full faith and credit of the U.S.
government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S.
government are neither issued nor guaranteed by the U.S. government.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  73
                                                                             ---


BOND FUND

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least
80% of its assets in bonds and other debt securities. This policy is subject to change only upon 60 days' written notice to shareholders. The fund invests at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents), including securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgage and other assets. The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and
BB+ or below by Nationally Recognized Statistical Rating Organizations
designated by the fund's investment adviser or unrated but determined by the fund's investment adviser to be of equivalent quality. Such securities are sometimes referred to as "junk bonds." The fund may invest in debt securities of issuers domiciled outside the United States, including in emerging and developing countries. The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.
The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

DEBT SECURITIES -- The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.
For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.
Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.
In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

HIGH YIELD BONDS -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

MORTGAGE-BACKED SECURITIES -- Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and prepay their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.
Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the expected terms of the securities backed by such mortgages. This reduces the potential for the fund to invest the principal in higher yielding securities. In addition, the values of the securities ultimately depend upon the payment of the underlying loans by individuals.

FUTURE DELIVERY CONTRACTS -- The fund may enter into contracts, such as to be announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund's market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

SECURITIES BACKED BY THE U.S. TREASURY -- Securities backed by the U.S.
Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity.
Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

----
74  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Barclays Capital U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper
Intermediate Investment Grade Debt Funds Average is composed of funds that invest primarily in investment-grade debt issues (rated in the top four grades)
with dollar-weighted average maturities of five to 10 years. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

GLOBAL BOND FUND

The fund's investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

DEBT SECURITIES -- Under normal market circumstances, the fund invests at least
80% of its assets in bonds. This policy is subject to change only upon 60 days'
written notice to shareholders. The fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The fund may invest substantially in securities of issuers domiciled outside the United States, including issuers in emerging market countries. Normally, the fund's debt obligations consist substantially of investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the fund's investment adviser, or NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser). The total return of the fund will be the result of interest income, changes in the market value of the fund's investments and changes in the values of other currencies relative to the U.S. dollar. Generally, the fund may invest in debt securities of any maturity or duration.

The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

The prices of, and the income generated by, most debt securities held by the fund may also be affected by changes in relative currency values. If the U.S.
dollar appreciates against foreign currencies, the value in U.S. dollars of the fund's securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

HIGH YIELD BONDs -- The fund may invest a portion of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds."
Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  75
                                                                             ---


INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

EMERGING AND DEVELOPING COUNTRIES -- The fund normally invests a portion of its assets in securities of companies in countries with developing economies and/or markets. Many of these countries are also known as emerging markets. Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries.
The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

NON-DIVERSIFICATION -- The fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer. As a non-diversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding would adversely impact the fund's investment results more than if the fund were invested in a larger number of issuers.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Barclays Capital Global Aggregate Index represents the global investment-grade fixed-income markets. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper Global
Income Funds Average is composed of funds that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

HIGH-INCOME BOND FUND

The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

HIGH YIELD BONDs -- The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally
Recognized Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined by the fund's investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as "junk bonds."

Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities

----
76  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

DEBT SECURITIES -- Generally, the fund may invest in debt securities of any maturity or duration. The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

The fund may also invest in common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks, convertible bonds and warrants, that provide an opportunity for income and/or capital appreciation.
The prices of, and income generated by, the stocks, bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Barclays Capital U.S. Corporate High Yield 2%
Issuer Capped Index covers the universe of fixed rate, non-investment grade debt. The index limits the maximum exposure of any one issuer to 2%. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. This index was not in existence on the date the fund began investment operations; therefore, lifetime results are not shown. Lipper High Current
Yield Funds Index is an equally weighted index of funds that aim at high
(relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

MORTGAGE FUND

The fund's investment objective is to provide current income and preservation of capital.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund's objective and corresponding risks:

MORTGAGE-RELATED SECURITIES -- Normally, at least 80% of the fund's assets is invested in mortgage-related securities. These include, but are not limited to mortgage-backed securities, other securities collateralized by mortgage loans, as well as contracts for future delivery of such securities (such as to be announced contracts and mortgage dollar rolls). This policy is subject to change only upon 60 days' written notice to shareholders.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  77
                                                                             ---


The fund invests primarily in mortgage-related securities that are sponsored or guaranteed by the U.S. government, such as securities issued by government-sponsored entities and non-government mortgage-related securities that are rated in the Aaa or AAA rating category (by Nationally Recognized
Statistical Rating Organizations designated by the fund's investment adviser)
or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund may invest a portion of its assets in mortgage-related securities rated in the Aa/AA and A rating categories (by Nationally Recognized
Statistical Rating Organizations designated by the fund's investment adviser)
or securities that are unrated but determined to be of equivalent quality by the fund's investment adviser. The fund may invest up to 10% of its assets in securities of issuers domiciled outside the United States; however, all such securities will be U.S.- dollar denominated. The fund may also invest a portion of its assets in debt issued by federal agencies.

FUTURE DELIVERY CONTRACTS -- The fund may enter into contracts, such as to be announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund's market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

SECURITIES BACKED BY THE U.S. GOVERNMENT -- Securities backed by the U.S.
Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity.
Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

DEBT SECURITIES -- Many types of bonds and other debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and prepay their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income. Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the expected terms of the securities backed by such mortgages. This reduces the potential for the fund to invest the principal in higher yielding securities. In addition, the values of the securities ultimately depend upon the payment of the underlying loans by individuals.

The prices of, and the income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices. A larger percentage of such holdings could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

----
78  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

The fund's investment objective is to provide a high level of current income consistent with preservation of capital.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

Normally, the fund invests at least 80% of its assets in securities that are guaranteed or sponsored by the U.S. government or debt securities that are rated Aaa or AAA by Nationally Recognized Statistical Rating Organizations
designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser. This policy is subject to change only upon 60 days' written notice to shareholders. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

SECURITIES BACKED BY THE U.S. GOVERNMENT -- A security backed by the U.S.
Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity.
Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

MORTGAGE-BACKED SECURITIES -- The fund may also invest a significant portion of its assets in mortgage-backed securities. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer. Many types of bonds and other debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and prepay their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income. Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the expected terms of the securities backed by such mortgages. This reduces the potential for the fund to invest the principal in higher yielding securities. In addition, the values of the securities ultimately depend upon the payment of the underlying loans by individuals.

FUTURE DELIVERY CONTRACTS -- The fund may enter into contracts, such as to be announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund's market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

DEBT SECURITIES -- While the fund invests primarily in securities that are guaranteed or sponsored by the U.S. government, these securities are subject to interest rate and prepayment risks. The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

The prices of, and income generated by, the bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

It is important to note that neither your investment in the fund nor the fund's yield is guaranteed by the U.S. government.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  79
                                                                             ---


In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Barclays Capital U.S. Government/Mortgage Backed
Securities Index is a market-value-weighted index that covers fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury,
U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper General U.S. Government Funds Average is composed of funds that invest primarily in U.S. government and agency issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor
Statistics.

CASH MANAGEMENT FUND

The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

MONEY MARKET INSTRUMENTS -- Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. Some of the securities held by the fund may have credit and liquidity support features, including guarantees and letters of credit. Changes in the credit quality of the issuer or provider of these support features could cause the fund to experience a loss and may affect its share price.

The value and liquidity of the securities held by the fund may be affected by changing interest rates and by changes in credit ratings of the securities. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

The prices of, and the income generated by, securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.

The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed above.

The fund is not managed to maintain a stable asset value of $1.00 per share and it is possible to lose money by investing in the fund.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and
Management Company is a wholly owned subsidiary of The Capital Group Companies,
Inc. and is located at 333 South Hope Street, Los Angeles, California 90071,
and 6455 Irvine Center Drive, Irvine, California 92618. Capital Research and
Management Company manages the investment portfolios and business affairs of the Series. The total management fee paid by each fund for the previous fiscal year expressed as a percentage of average net assets of that fund, appear in the Annual Fund Operating Expenses table for each fund. A more detailed description of the Investment Advisory and Service Agreement between the Series and the investment adviser is included in the Series' statement of additional information. A discussion regarding the basis for the approval of the Series'
Investment Advisory and Service Agreement by the Series' board of trustees is contained in the Series' annual report to shareholders for the fiscal year ended December 31, 2011.

----
80  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Although not currently contemplated, Capital
Research and Management Company could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and the funds it advises have applied to the U.S. Securities and Exchange Commission for an
exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the funds' boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. Each fund's shareholders pre-approved this arrangement at a meeting of shareholders on November 24, 2009. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

In addition, shareholders approved a proposal to reorganize the series into a
Delaware statutory trust. The reorganization may be completed in 2012 or 2013;
however, the Series reserves the right to delay the implementation.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the funds'
portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the funds' portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the funds' portfolio transactions. The investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, the investment adviser does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the funds' portfolio transactions. A more detailed description of the investment adviser's policies is included in the statement of additional information.

PORTFOLIO MANAGEMENT

The Series relies on the professional judgment of its investment adviser,
Capital Research and Management Company, to make decisions about the funds'
portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PORTFOLIO HOLDINGS

A description of the funds' policies and procedures regarding disclosure of information about their portfolio securities is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition to the portfolio counselors below, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio.
Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

The primary individual portfolio counselors for each of the funds are:

                                                           PRIMARY TITLE WITH
                                                           INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR     PORTFOLIO COUNSELOR'S ROLE      (OR AFFILIATE)
   THE SERIES/TITLE (IF           IN MANAGEMENT OF,          AND INVESTMENT
       APPLICABLE)          AND EXPERIENCE IN, THE FUND(S)     EXPERIENCE
-------------------------------------------------------------------------------

DONALD D. O'NEAL            Serves as an equity portfolio  Senior Vice
VICE CHAIRMAN OF THE BOARD  counselor for: GROWTH-INCOME   President --
                            FUND -- 7 years                Capital Research
                                                           Global Investors
                                                           Investment
                                                           professional for 27
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
ALAN N. BERRO               Serves as an equity portfolio  Senior Vice
PRESIDENT                   counselor for: ASSET           President --
                            ALLOCATION FUND -- 12 years    Capital World
                                                           Investors
                                                           Investment
                                                           professional for 26
                                                           years in total; 21
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  81
                                                                             ---


                                                                                  PRIMARY TITLE WITH
                                                                                  INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR                PORTFOLIO COUNSELOR'S ROLE                  (OR AFFILIATE)
   THE SERIES/TITLE (IF                      IN MANAGEMENT OF,                      AND INVESTMENT
       APPLICABLE)                     AND EXPERIENCE IN, THE FUND(S)                 EXPERIENCE
------------------------------------------------------------------------------------------------------

C. ROSS SAPPENFIELD         Serves as an equity portfolio                         Senior Vice
SENIOR VICE PRESIDENT       counselor for: BLUE CHIP                              President --
                            INCOME AND GROWTH FUND --                             Capital Research
                            11 years (since the fund's                            Global Investors
                            inception)                                            Investment
                                                                                  professional for 20
                                                                                  years, all with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
CARL M. KAWAJA              Serves as an equity portfolio                         Senior Vice
VICE PRESIDENT              counselor for:  NEW WORLD                             President --
                            FUND -- 13 years (since the                           Capital World
                            fund's inception)                                     Investors
                                                                                  Investment
                                                                                  professional for 25
                                                                                  years in total; 21
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
SUNG LEE                    Serves as an equity portfolio                         Senior Vice
VICE PRESIDENT              counselor for:                                        President --
                            INTERNATIONAL FUND -- 6                               Capital Research
                            years INTERNATIONAL GROWTH AND INCOME FUND -- 4 years Global Investors
                            (since the fund's inception)                          Investment
                                                                                  professional for 18
                                                                                  years, all with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
ROBERT W. LOVELACE          Serves as an equity portfolio                         Senior Vice
VICE PRESIDENT              counselor for: GLOBAL GROWTH                          President --
                            FUND -- 15 years (since the                           Capital World
                            fund's inception) NEW WORLD                           Investors
                            FUND -- 13 years (since the                           Investment
                            fund's inception)                                     professional for 27
                                                                                  years, all with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
KEVIN ADAMS                 Serves as a fixed-income                              Vice President --
                            portfolio counselor for:                              Fixed Income,
                            U.S. GOVERNMENT/AAA-RATED SECURITIES FUND -- 1 year   Capital Research
                                                                                  Company
                                                                                  Investment
                                                                                  professional for 27
                                                                                  years in total; 12
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
HILDA L. APPLBAUM           Serves as an                                          Senior Vice
                            equity/fixed-income portfolio                         President --
                            counselor for: GLOBAL                                 Capital World
                            BALANCED FUND -- 1 year                               Investors
                            (since the fund's inception)                          Investment
                                                                                  professional for 25
                                                                                  years in total; 17
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
DAVID C. BARCLAY            Serves as a fixed-income                              Senior Vice
                            portfolio counselor for:                              President -- Fixed
                            HIGH-INCOME BOND FUND -- 19                           Income, Capital
                            years BOND FUND -- 14 years                           Research and
                                                                                  Management Company
                                                                                  Investment
                                                                                  professional for 31
                                                                                  years in total; 24
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
DONNALISA PARKS BARNUM      Serves as an equity portfolio                         Senior Vice
                            counselor for: GROWTH                                 President --
                            FUND -- 9 years                                       Capital World
                                                                                  Investors
                                                                                  Investment
                                                                                  professional for 31
                                                                                  years in total; 26
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
L. ALFONSO BARROSO          Serves as an equity portfolio                         Senior Vice
                            counselor for:                                        President --
                            INTERNATIONAL FUND -- 3 years                         Capital Research
                                                                                  Global Investors
                                                                                  Investment
                                                                                  professional for 18
                                                                                  years, all with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
MARK A. BRETT               Serves as a fixed-income                              Vice President --
                            portfolio counselor                                   Fixed Income,
                            for: GLOBAL BALANCED                                  Capital Research
                            FUND -- 1 year (since the                             Company
                            fund's inception)                                     Investment
                                                                                  professional for 33
                                                                                  years in total;
                                                                                  19 years with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
CHRISTOPHER D. BUCHBINDER   Serves as an equity portfolio                         Senior Vice
                            counselor for: BLUE CHIP                              President --
                            INCOME AND GROWTH FUND -- 5                           Capital Research
                            years                                                 Global Investors
                                                                                  Investment
                                                                                  professional for 17
                                                                                  years, all with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
NORIKO H. CHEN              Serves as an equity portfolio                         Senior Vice
                            counselor for: GLOBAL                                 President --
                            BALANCED FUND -- 1 year                               Capital World
                            (since the fund's inception)                          Investors
                                                                                  Investment
                                                                                  professional for 22
                                                                                  years in total; 14
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
GORDON CRAWFORD             Serves as an equity portfolio                         Senior Vice
                            counselor for: GLOBAL SMALL                           President --
                            CAPITALIZATION FUND -- 14                             Capital Research
                            years (since the fund's                               Global Investors
                            inception) GLOBAL DISCOVERY                           Investment
                            FUND -- 7 years                                       professional for 41
                                                                                  years, all with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate

----
82  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                                                           PRIMARY TITLE WITH
                                                           INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR     PORTFOLIO COUNSELOR'S ROLE      (OR AFFILIATE)
   THE SERIES/TITLE (IF           IN MANAGEMENT OF,          AND INVESTMENT
       APPLICABLE)          AND EXPERIENCE IN, THE FUND(S)     EXPERIENCE
-------------------------------------------------------------------------------

DAVID A. DAIGLE             Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                             ASSET ALLOCATION FUND -- 3    Income, Capital
                            years HIGH-INCOME BOND         Research Company
                            FUND -- 3 years (plus 9 years  Investment
                            of prior experience as an      professional for 18
                            investment analyst for the     years, all with
                            fund)                          Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
MARK H. DALZELL             Serves as a fixed-income       Senior Vice
                            portfolio counselor            President -- Fixed
                            for: BOND FUND -- 7            Income, Capital
                            years GLOBAL BOND FUND -- 6    Research and
                            years (since the fund's        Management Company
                            inception)                     Investment
                                                           professional for 34
                                                           years in total; 24
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
MARK E. DENNING             Serves as an equity portfolio  Senior Vice
                            counselor for: GLOBAL SMALL    President --
                            CAPITALIZATION FUND -- 14      Capital Research
                            years (since the fund's        Global Investors
                            inception) GLOBAL DISCOVERY    Investment
                            FUND -- 7 years                professional for 30
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
J. BLAIR FRANK              Serves as an equity portfolio  Senior Vice
                            counselor for: GLOBAL SMALL    President --
                            CAPITALIZATION FUND -- 9       Capital Research
                            years GROWTH-INCOME FUND -- 6  Global Investors
                            years                          Investment
                                                           professional for 19
                                                           years in total; 18
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
DAVID A. HOAG               Serves as a fixed-income       Senior Vice
                            portfolio counselor for: BOND  President -- Fixed
                            FUND -- 5 years                Income, Capital
                                                           Research and
                                                           Management Company
                                                           Investment
                                                           professional for 24
                                                           years in total; 21
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
THOMAS H. HOGH              Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            GLOBAL BOND FUND -- 6 years    Income, Capital
                            (since the fund's              Research Company
                            inception) U.S.                Investment
                            GOVERNMENT/AAA-RATED           professional for 25
                            SECURITIES FUND --15           years in total; 22
                            years BOND FUND -- 5 years     years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
CLAUDIA P. HUNTINGTON       Serves as an equity portfolio  Senior Vice
                            counselor for: GROWTH-INCOME   President --
                            FUND -- 18 years (plus 5       Capital Research
                            years of prior experience as   Global Investors
                            an investment analyst for the  Investment
                            fund) GLOBAL DISCOVERY         professional for 39
                            FUND -- 11 years (since the    years in total; 37
                            fund's inception)              years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
GREGG E. IRELAND            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GLOBAL GROWTH AND INCOME       Capital World
                            FUND -- 6 years (since the     Investors
                            fund's inception) GROWTH       Investment
                            FUND -- 6 years                professional for 40
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
MARTIN JACOBS               Serves as an equity portfolio  Senior Vice
                            counselor for:                 President -- Capital
                            GLOBAL GROWTH FUND -- 3 years  World Investors
                                                           Investment
                                                           professional for 24
                                                           years in total; 11
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
GREGORY D. JOHNSON          Serves as an equity portfolio  Senior Vice
                            counselor for: GROWTH          President --
                            FUND -- 5 years                Capital World
                                                           Investors
                                                           Investment
                                                           professional for 19
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
JOANNA F. JONSSON           Serves as an equity portfolio  Senior Vice
                            counselor for: GLOBAL          President --
                            BALANCED FUND -- 1 year        Capital World
                            (since the fund's inception)   Investors
                                                           Investment
                                                           professional for 23
                                                           years in total; 22
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
MICHAEL T. KERR             Serves as an equity portfolio  Senior Vice
                            counselor for:  GROWTH         President --
                            FUND -- 7 years                Capital World
                                                           Investors
                                                           Investment
                                                           professional for 29
                                                           years in total; 27
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
HAROLD H. LA                Serves as an equity portfolio  Senior Vice
                            counselor for: GLOBAL SMALL    President --
                            CAPITALIZATION FUND -- 4       Capital Research
                            years (plus 4 years of prior   Global Investors
                            experience as an investment    Investment
                            analyst for the fund)          professional for 14
                                                           years in total; 13
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
JEFFREY T. LAGER            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            ASSET ALLOCATION FUND -- 5     Capital World
                            years                          Investors
                                                           Investment
                                                           professional for 17
                                                           years in total; 16
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
MARCUS B. LINDEN            Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            HIGH-INCOME BOND FUND -- 5     Income, Capital
                            years                          Research Company
                                                           Investment
                                                           professional for 17
                                                           years in total; 16
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  83
                                                                             ---


                                                           PRIMARY TITLE WITH
                                                           INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR     PORTFOLIO COUNSELOR'S ROLE      (OR AFFILIATE)
   THE SERIES/TITLE (IF           IN MANAGEMENT OF,          AND INVESTMENT
       APPLICABLE)          AND EXPERIENCE IN, THE FUND(S)     EXPERIENCE
-------------------------------------------------------------------------------

JAMES B. LOVELACE           Serves as an equity portfolio  Senior Vice
                            counselor for: BLUE CHIP       President --
                            INCOME AND GROWTH FUND -- 5    Capital Research
                            years                          Global Investors
                                                           Investment
                                                           professional for 30
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
JESPER LYCKEUS              Serves as an equity portfolio  Senior Vice
                            counselor for: INTERNATIONAL   President --
                            FUND -- 5 years (plus 8 years  Capital Research
                            of prior experience as an      Global Investors
                            investment analyst for the     Investment
                            fund) INTERNATIONAL GROWTH     professional for 17
                            AND INCOME FUND -- 4 years     years in total; 16
                            (since the fund's inception)   years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
FERGUS N. MACDONALD         Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            U.S. GOVERNMENT/AAA-RATED      Income, Capital
                            SECURITIES FUND --2            Research Company
                            years MORTGAGE FUND -- 1 year  Investment
                            (since the fund's inception)   professional for 20
                                                           years in total; 9
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
RONALD B. MORROW            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GROWTH FUND -- 9 years (plus   Capital World
                            6 years of prior experience    Investors
                            as an investment analyst for   Investment
                            the fund)                      professional for 44
                                                           years in total; 15
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
JAMES R. MULALLY            Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            ASSET ALLOCATION FUND -- 6     Income, Capital
                            years                          Research and
                            GLOBAL BOND FUND -- 4 years    Management Company
                                                           Investment
                                                           professional for 36
                                                           years in total; 32
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
ROBERT H. NEITHART          Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            GLOBAL BALANCED FUND -- 1      Income, Capital
                            year (since the fund's         Research and
                            inception)                     Management Company
                            NEW WORLD FUND -- Less than 1  Investment
                            year (plus 2 years of prior    professional for 25
                            experience as an investment    years, all with
                            analyst for the fund)          Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
WESLEY K.-S. PHOA           Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            U.S. GOVERNMENT/AAA-RATED      Income, Capital
                            SECURITIES FUND --2            Research Company
                            years MORTGAGE FUND -- 1 year  Investment
                            (since the fund's inception)   professional for 19
                                                           years in total; 13
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
DAVID M. RILEY              Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            INTERNATIONAL GROWTH AND       Capital Research
                            INCOME FUND -- 4 years (since  Global Investors
                            the fund's inception)          Investment
                                                           professional for 18
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
WILLIAM L. ROBBINS          Serves as an equity portfolio  Senior Vice
                            counselor for: GROWTH-INCOME   President --
                            FUND -- Less than 1 year       Capital Research
                            (plus 13 years of prior        Global Investors
                            experience as an investment    Investment
                            analyst for the fund)          professional for 20
                                                           years in total; 18
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
EUGENE P. STEIN             Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            ASSET ALLOCATION FUND -- 4     Capital World
                            years                          Investors
                                                           Investment
                                                           professional for 41
                                                           years in total; 40
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
ANDREW B. SUZMAN            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GLOBAL GROWTH AND INCOME       Capital World
                            FUND -- 3 years                Investors
                                                           Investment
                                                           professional for 19
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
CHRISTOPHER M. THOMSEN      Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            INTERNATIONAL FUND -- 6 years  Capital Research
                                                           Global Investors
                                                           Investment
                                                           professional for 15
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
STEVEN T. WATSON            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GLOBAL GROWTH FUND -- 10       Capital World
                            years (plus 4 years of prior   Investors
                            experience as an investment    Investment
                            analyst for the fund) GLOBAL   professional for 25
                            GROWTH AND INCOME              years in total; 22
                            FUND -- 6 years (since the     years with Capital
                            fund's inception)              Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
PAUL A. WHITE               Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GLOBAL GROWTH FUND -- 8 years  Capital World
                            (plus 5 years of prior         Investors
                            experience as an investment    Investment
                            analyst for the fund)          professional for 24
                                                           years in total; 13
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------

----
84  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                                                           PRIMARY TITLE WITH
                                                           INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR     PORTFOLIO COUNSELOR'S ROLE      (OR AFFILIATE)
   THE SERIES/TITLE (IF           IN MANAGEMENT OF,          AND INVESTMENT
       APPLICABLE)          AND EXPERIENCE IN, THE FUND(S)     EXPERIENCE
-------------------------------------------------------------------------------

DYLAN J. YOLLES             Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GROWTH-INCOME FUND -- 7 years  Capital Research
                            (plus 5 years of prior         Global Investors
                            experience as an investment    Investment
                            analyst for the fund)          professional for 15
                            GLOBAL SMALL CAPITALIZATION    years in total; 12
                            FUND -- 1 year (plus 5 years   years with Capital
                            of prior experience as an      Research and
                            investment analyst for the     Management Company
                            fund)                          or affiliate

Additional information regarding the portfolio counselors' compensation, holdings in other accounts and ownership of securities in American Funds
Insurance Series can be found in the statement of additional information.

PURCHASES AND REDEMPTIONS OF SHARES

Shares of the Series are currently offered only to insurance company separate accounts as well as so-called "feeder funds" under master-feeder arrangements sponsored by insurance companies. All such shares may be purchased or redeemed by the separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds).

FREQUENT TRADING OF FUND SHARES

The Series and American Funds Distributors, Inc., the Series' distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds' portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American
Funds Distributors, Inc. has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series' insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under its procedures, American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the Series' broad ability to restrict potentially harmful trading as described previously, the Series' board of trustees has adopted a
"purchase blocking policy" under which any contract owner redeeming units representing a beneficial interest in any fund other than Cash Management Fund
(including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in that fund (including investments that are part of an exchange transaction)
for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; purchase transactions involving transfers of assets, where the entity maintaining the contract owner's account is able to identify the transaction as one of these types of transactions; and
systematic redemptions and purchases where the entity maintaining the contract owner's account is able to identify the transaction as a systematic redemption or purchase. Generally, purchases and redemptions will not be considered
"systematic" unless the transaction is
pre-scheduled for a specific date.

The Series reserves the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account's or feeder fund's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE SERIES' SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING
POLICY, ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE SERIES' AND
AMERICAN FUNDS DISTRIBUTORS, INC.'S RIGHT TO RESTRICT POTENTIALLY ABUSIVE
TRADING GENERALLY (INCLUDING THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT
WILL NOT BE PREVENTED OR TRIGGER A BLOCK UNDER THE PURCHASE BLOCKING POLICY).
SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR MORE INFORMATION ABOUT HOW
AMERICAN FUNDS SERVICE COMPANY MAY ADDRESS OTHER POTENTIALLY ABUSIVE TRADING
ACTIVITY IN THE SERIES.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  85
                                                                             ---


VALUING SHARES

Each fund calculates its share price, also called net asset value, each day the
New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. The funds may also calculate their share prices on days the New York Stock Exchange is closed when deemed prudent to do so by the series' officers. Assets are valued primarily on the basis of market quotations. However, the funds have adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York
Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the securities in the funds' portfolios that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values.

Because certain of the funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the funds do not price their shares, the value of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company.

PLANS OF DISTRIBUTION

The Series has adopted plans of distribution or "12b-1 plans" for Class 2 and
Class 3 shares. Under these plans, the Series may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Series' board of trustees. The plans provide for annual expenses of .25% for Class 2 shares and .18% for Class 3 shares. For these share classes, amounts paid under the 12b-1 plans are used by insurance company contract issuers to cover the expenses of certain contract owner services. The
12b-1 fees paid by the Series, as a percentage of average net assets, for the previous fiscal year, are indicated in the Class 2 and Class 3 prospectuses in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of the Series' assets or income on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return of an investment in Class 2 and Class 3 shares.

FUND EXPENSES

In periods of market volatility, assets of the funds may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the annual fund operating expenses tables in this prospectus.

The "Other expenses" items in the Annual Fund Operating Expenses tables in this prospectus are based on expenses as of each fund's most recently completed fiscal year. Since January 1, 2012, all share classes have been subject to an additional 0.01% fee, payable to the series' investment adviser, for administrative services provided by the series' investment adviser and its affiliates.

INVESTMENT RESULTS

All fund results in the "Investment results" section of this prospectus reflect the reinvestment of dividends and capital gains distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

DISTRIBUTIONS AND TAXES

Each fund of the Series intends to qualify as a "regulated investment company"
under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series' policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

----
86  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the funds'
results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers
LLP, whose report, along with the funds' financial statements, is included in the statement of additional information, which is available upon request.
Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

                    Income (loss) from investment operations/1/      Dividends and distributions
                    ------------------------------------------  -------------------------------------

                                    Net gains
          Net asset    Net         (losses) on                  Dividends                    Total
           value,   investment   securities (both   Total from  (from net  Distributions   dividends   Net asset
Period    beginning   income       realized and     investment  investment (from capital      and      value, end  Total
ended     of period   (loss)       unrealized)      operations   income)      gains)     distributions of period  return/2/

Global Discovery Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11   $12.28      $.07           $ (.92)         $ (.85)     $(.08)       $  --        $ (.08)      $11.35     (6.91)%
12/31/10    11.20       .10             1.07            1.17       (.09)          --          (.09)       12.28     10.43
12/31/09     7.45       .05             3.78            3.83       (.08)          --          (.08)       11.20     51.49
12/31/08    14.09       .15            (6.37)          (6.22)      (.12)        (.30)         (.42)        7.45    (45.02)
12/31/07    13.05       .17             2.07            2.24       (.16)       (1.04)        (1.20)       14.09     17.55
CLASS 2
12/31/11    12.22       .04             (.91)           (.87)      (.05)          --          (.05)       11.30     (7.13)
12/31/10    11.15       .07             1.06            1.13       (.06)          --          (.06)       12.22     10.14
12/31/09     7.43       .03             3.74            3.77       (.05)          --          (.05)       11.15     50.91
12/31/08    14.02       .12            (6.32)          (6.20)      (.09)        (.30)         (.39)        7.43    (45.09)
12/31/07    13.00       .14             2.05            2.19       (.13)       (1.04)        (1.17)       14.02     17.22

Global Growth Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11   $21.61      $.29           $(2.16)         $(1.87)     $(.34)       $  --        $ (.34)      $19.40     (8.66)%
12/31/10    19.61       .30             2.04            2.34       (.34)          --          (.34)       21.61     12.04
12/31/09    13.96       .26             5.67            5.93       (.28)          --          (.28)       19.61     42.58
12/31/08    25.15       .47            (9.50)          (9.03)      (.41)       (1.75)        (2.16)       13.96    (38.23)
12/31/07    23.44       .51             2.98            3.49       (.76)       (1.02)        (1.78)       25.15     15.16
CLASS 2
12/31/11    21.48       .24            (2.15)          (1.91)      (.28)          --          (.28)       19.29     (8.89)
12/31/10    19.50       .25             2.03            2.28       (.30)          --          (.30)       21.48     11.75
12/31/09    13.88       .22             5.64            5.86       (.24)          --          (.24)       19.50     42.30
12/31/08    25.00       .42            (9.43)          (9.01)      (.36)       (1.75)        (2.11)       13.88    (38.39)
12/31/07    23.29       .45             2.95            3.40       (.67)       (1.02)        (1.69)       25.00     14.85

Global Small Capitalization Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11   $21.67      $.07          $ (4.14)        $ (4.07)     $(.32)       $  --        $ (.32)      $17.28    (18.94)%
12/31/10    18.00       .13             3.91            4.04       (.37)          --          (.37)       21.67     22.76
12/31/09    11.18       .09             6.80            6.89       (.07)          --          (.07)       18.00     61.63
12/31/08    27.20       .19           (13.33)         (13.14)        --        (2.88)        (2.88)       11.18    (53.39)
12/31/07    24.87       .12             5.27            5.39       (.90)       (2.16)        (3.06)       27.20     21.73
CLASS 2
12/31/11    21.35       .02            (4.06)          (4.04)      (.27)          --          (.27)       17.04    (19.14)
12/31/10    17.74       .08             3.86            3.94       (.33)          --          (.33)       21.35     22.41
12/31/09    11.03       .05             6.70            6.75       (.04)          --          (.04)       17.74     61.30
12/31/08    26.95       .14           (13.18)         (13.04)        --        (2.88)        (2.88)       11.03    (53.52)
12/31/07    24.64       .05             5.22            5.27       (.80)       (2.16)        (2.96)       26.95     21.43

                       Ratio of   Ratio of    Ratio of
                       expenses   expenses      net
          Net assets, to average to average    income
            end of    net assets net assets  (loss) to
Period    period (in    before     after      average
ended      millions)    waiver   waiver/2/  net assets/2/

Global Discovery Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/11      $ 27        .60%       .60%        .58%
12/31/10        31        .61        .61         .87
12/31/09        31        .61        .61         .59
12/31/08        18        .60        .55        1.33
12/31/07        35        .60        .54        1.25
CLASS 2
12/31/11       202        .85        .85         .33
12/31/10       217        .86        .86         .62
12/31/09       192        .86        .86         .36
12/31/08       131        .85        .80        1.08
12/31/07       240        .85        .79         .98

Global Growth Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/11    $1,277        .55%       .55%       1.37%
12/31/10     1,227        .56        .56        1.54
12/31/09     1,037        .56        .56        1.59
12/31/08       675        .55        .50        2.37
12/31/07       684        .55        .50        2.06
CLASS 2
12/31/11     3,535        .80        .80        1.13
12/31/10     4,308        .81        .81        1.30
12/31/09     4,100        .82        .82        1.36
12/31/08     3,198        .80        .75        2.12
12/31/07     5,180        .80        .75        1.84

Global Small Capitalization Fund
---------------------------------------------------------------------------------------------------
CLASS 1
12/31/11    $  795        .74%       .74%        .36%
12/31/10       818        .75        .75         .69
12/31/09       604        .76        .76         .61
12/31/08       306        .74        .67        1.01
12/31/07       369        .73        .66         .45
CLASS 2
12/31/11     2,450        .99        .99         .10
12/31/10     3,189       1.00       1.00         .45
12/31/09     2,678       1.01       1.01         .36
12/31/08     1,748        .99        .92         .70
12/31/07     3,975        .98        .91         .20

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  87
                                                                             ---


                    Income (loss) from investment operations/1/      Dividends and distributions
                    ------------------------------------------  -------------------------------------

                                    Net gains
          Net asset    Net         (losses) on                  Dividends                    Total
           value,   investment   securities (both   Total from  (from net  Distributions   dividends   Net asset
Period    beginning   income       realized and     investment  investment (from capital      and      value, end  Total
ended     of period   (loss)       unrealized)      operations   income)      gains)     distributions of period  return/2/

Growth Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11   $54.78      $.45          $ (2.68)        $ (2.23)     $(.48)       $  --        $ (.48)      $52.07     (4.06)%
12/31/10    46.45       .49             8.32            8.81       (.48)          --          (.48)       54.78     19.01
12/31/09    33.51       .35            12.94           13.29       (.35)          --          (.35)       46.45     39.74
12/31/08    67.22       .63           (27.52)         (26.89)      (.56)       (6.26)        (6.82)       33.51    (43.83)
12/31/07    64.51       .68             7.44            8.12       (.68)       (4.73)        (5.41)       67.22     12.64
CLASS 2
12/31/11    54.35       .30            (2.63)          (2.33)      (.34)          --          (.34)       51.68     (4.27)
12/31/10    46.10       .36             8.24            8.60       (.35)          --          (.35)       54.35     18.68
12/31/09    33.27       .25            12.84           13.09       (.26)          --          (.26)       46.10     39.41
12/31/08    66.72       .50           (27.27)         (26.77)      (.42)       (6.26)        (6.68)       33.27    (43.97)
12/31/07    64.08       .50             7.39            7.89       (.52)       (4.73)        (5.25)       66.72     12.35
CLASS 3
12/31/11    54.82       .34            (2.66)          (2.32)      (.37)          --          (.37)       52.13     (4.21)
12/31/10    46.49       .40             8.31            8.71       (.38)          --          (.38)       54.82     18.76
12/31/09    33.54       .28            12.95           13.23       (.28)          --          (.28)       46.49     39.51
12/31/08    67.21       .54           (27.50)         (26.96)      (.45)       (6.26)        (6.71)       33.54    (43.93)
12/31/07    64.50       .55             7.45            8.00       (.56)       (4.73)        (5.29)       67.21     12.44

International Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11   $18.05      $.35           $(2.84)         $(2.49)     $(.35)       $  --        $ (.35)      $15.21    (13.76)%
12/31/10    17.17       .28              .99            1.27       (.39)          --          (.39)       18.05      7.52
12/31/09    12.22       .24             5.04            5.28       (.25)        (.08)         (.33)       17.17     43.50
12/31/08    24.81       .43            (9.88)          (9.45)      (.40)       (2.74)        (3.14)       12.22    (42.01)
12/31/07    22.01       .43             3.95            4.38       (.41)       (1.17)        (1.58)       24.81     20.30
CLASS 2
12/31/11    17.98       .31            (2.82)          (2.51)      (.31)          --          (.31)       15.16    (13.96)
12/31/10    17.11       .24              .98            1.22       (.35)          --          (.35)       17.98      7.23
12/31/09    12.19       .21             5.01            5.22       (.22)        (.08)         (.30)       17.11     43.07
12/31/08    24.72       .41            (9.85)          (9.44)      (.35)       (2.74)        (3.09)       12.19    (42.12)
12/31/07    21.94       .36             3.94            4.30       (.35)       (1.17)        (1.52)       24.72     20.02
CLASS 3
12/31/11    18.05       .33            (2.83)          (2.50)      (.32)          --          (.32)       15.23    (13.85)
12/31/10    17.18       .26              .97            1.23       (.36)          --          (.36)       18.05      7.26
12/31/09    12.23       .22             5.04            5.26       (.23)        (.08)         (.31)       17.18     43.25
12/31/08    24.80       .43            (9.90)          (9.47)      (.36)       (2.74)        (3.10)       12.23    (42.10)
12/31/07    22.00       .39             3.94            4.33       (.36)       (1.17)        (1.53)       24.80     20.10

New World Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11   $23.28      $.36          $ (3.55)        $ (3.19)     $(.44)       $  --        $ (.44)      $19.65    (13.75)%
12/31/10    20.04       .37             3.25            3.62       (.38)          --          (.38)       23.28     18.20
12/31/09    13.57       .34             6.42            6.76       (.29)          --          (.29)       20.04     49.95
12/31/08    25.88       .43           (10.68)         (10.25)      (.36)       (1.70)        (2.06)       13.57    (42.20)
12/31/07    21.56       .46             6.25            6.71       (.83)       (1.56)        (2.39)       25.88     32.53
CLASS 2
12/31/11    23.09       .30            (3.51)          (3.21)      (.38)          --          (.38)       19.50    (13.95)
12/31/10    19.89       .31             3.22            3.53       (.33)          --          (.33)       23.09     17.87
12/31/09    13.47       .29             6.38            6.67       (.25)          --          (.25)       19.89     49.65
12/31/08    25.69       .40           (10.62)         (10.22)      (.30)       (1.70)        (2.00)       13.47    (42.37)
12/31/07    21.40       .40             6.20            6.60       (.75)       (1.56)        (2.31)       25.69     32.21

Blue Chip Income and Growth Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11   $ 9.25      $.19           $ (.25)         $ (.06)     $(.19)       $  --         $(.19)      $ 9.00      (.63)%
12/31/10     8.37       .18              .87            1.05       (.17)          --          (.17)        9.25     12.61
12/31/09     6.67       .16             1.71            1.87       (.17)          --          (.17)        8.37     28.18
12/31/08    11.53       .22            (4.22)          (4.00)      (.21)        (.65)         (.86)        6.67    (36.30)
12/31/07    11.97       .24              .07             .31       (.36)        (.39)         (.75)       11.53      2.25
CLASS 2
12/31/11     9.18       .17             (.26)           (.09)      (.16)          --          (.16)        8.93      (.90)
12/31/10     8.31       .16              .86            1.02       (.15)          --          (.15)        9.18     12.33
12/31/09     6.62       .14             1.70            1.84       (.15)          --          (.15)        8.31     27.97
12/31/08    11.45       .19            (4.18)          (3.99)      (.19)        (.65)         (.84)        6.62    (36.50)
12/31/07    11.87       .21              .07             .28       (.31)        (.39)         (.70)       11.45      2.03

                       Ratio of   Ratio of    Ratio of
                       expenses   expenses      net
          Net assets, to average to average    income
            end of    net assets net assets  (loss) to
Period    period (in    before     after      average
ended      millions)    waiver   waiver/2/  net assets/2/

Growth Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/11    $ 7,426       .34%       .34%        .81%
12/31/10      8,011       .34        .34        1.02
12/31/09      6,565       .35        .35         .91
12/31/08      4,768       .33        .30        1.23
12/31/07      5,051       .33        .30        1.00
CLASS 2
12/31/11     16,701       .59        .59         .55
12/31/10     19,896       .59        .59         .76
12/31/09     18,201       .60        .60         .66
12/31/08     13,383       .58        .55         .95
12/31/07     25,359       .58        .55         .74
CLASS 3
12/31/11        189       .52        .52         .62
12/31/10        232       .52        .52         .82
12/31/09        230       .53        .53         .72
12/31/08        198       .51        .48        1.02
12/31/07        425       .51        .48         .81

International Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/11     $3,314       .53%       .53%       2.03%
12/31/10      3,490       .53        .53        1.69
12/31/09      2,851       .54        .54        1.70
12/31/08      1,864       .52        .48        2.42
12/31/07      1,708       .52        .47        1.82
CLASS 2
12/31/11      5,210       .78        .78        1.81
12/31/10      6,615       .78        .78        1.46
12/31/09      6,411       .79        .79        1.48
12/31/08      4,901       .77        .72        2.16
12/31/07      9,719       .77        .72        1.55
CLASS 3
12/31/11         43       .71        .71        1.90
12/31/10         61       .71        .71        1.54
12/31/09         68       .72        .72        1.54
12/31/08         57       .70        .65        2.25
12/31/07        123       .70        .65        1.64

New World Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/11     $  826       .78%       .78%       1.62%
12/31/10        774       .80        .80        1.76
12/31/09        500       .82        .82        2.02
12/31/08        253       .81        .73        2.18
12/31/07        261       .82        .74        1.92
CLASS 2
12/31/11      1,350      1.03       1.03        1.37
12/31/10      1,739      1.05       1.05        1.52
12/31/09      1,492      1.07       1.07        1.78
12/31/08      1,044      1.06        .98        1.94
12/31/07      1,875      1.07        .99        1.69

Blue Chip Income and Growth Fund
---------------------------------------------------------------------------------------------------
CLASS 1
12/31/11     $  992       .42%       .42%       2.08%
12/31/10        674       .44        .44        2.10
12/31/09        408       .44        .44        2.26
12/31/08        220       .43        .39        2.48
12/31/07        143       .42        .38        1.95
CLASS 2
12/31/11      3,340       .67        .67        1.83
12/31/10      3,677       .69        .69        1.87
12/31/09      3,344       .69         69        2.06
12/31/08      2,602       .68        .64        2.10
12/31/07      4,274       .67        .63        1.70

----
88  AMERICAN FUNDS INSURANCE SERIES / SUMMARY PROSPECTUS
----


                       Income (loss) from investment operations/1/      Dividends and distributions
                       ------------------------------------------  -------------------------------------

                                       Net gains
             Net asset    Net         (losses) on                  Dividends                    Total
              value,   investment   securities (both   Total from  (from net  Distributions   dividends   Net asset
Period       beginning   income       realized and     investment  investment (from capital      and      value, end  Total
ended        of period   (loss)       unrealized)      operations   income)      gains)     distributions of period  return/2/

Global Growth and Income Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11      $ 9.96      $.28           $ (.75)         $ (.47)     $(.29)       $  --         $(.29)      $ 9.20     (4.68)%
12/31/10        9.14       .23              .85            1.08       (.26)          --          (.26)        9.96     12.02
12/31/09        6.68       .20             2.47            2.67       (.21)          --          (.21)        9.14     40.11
12/31/08       11.78       .28            (5.09)          (4.81)      (.22)        (.07)         (.29)        6.68    (41.06)
12/31/07       10.98       .28             1.14            1.42       (.22)        (.40)         (.62)       11.78     13.04
CLASS 2
12/31/11        9.94       .25             (.74)           (.49)      (.26)          --          (.26)        9.19     (4.85)
12/31/10        9.12       .21              .85            1.06       (.24)          --          (.24)        9.94     11.78
12/31/09        6.67       .18             2.46            2.64       (.19)          --          (.19)        9.12     39.72
12/31/08       11.75       .26            (5.07)          (4.81)      (.20)        (.07)         (.27)        6.67    (41.17)
12/31/07       10.97       .25             1.13            1.38       (.20)        (.40)         (.60)       11.75     12.67

Growth-Income Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11      $34.47      $.61          $ (1.18)        $  (.57)     $(.63)      $   --        $ (.63)      $33.27     (1.60)%
12/31/10       31.37       .56             3.10            3.66       (.56)          --          (.56)       34.47     11.72
12/31/09       24.25       .49             7.13            7.62       (.50)          --          (.50)       31.37     31.54
12/31/08       42.52       .69           (15.91)         (15.22)      (.69)       (2.36)        (3.05)       24.25    (37.68)
12/31/07       42.43       .80             1.51            2.31       (.77)       (1.45)        (2.22)       42.52      5.32
CLASS 2
12/31/11       34.25       .52            (1.16)           (.64)      (.54)          --          (.54)       33.07     (1.83)
12/31/10       31.18       .48             3.07            3.55       (.48)          --          (.48)       34.25     11.43
12/31/09       24.11       .42             7.09            7.51       (.44)          --          (.44)       31.18     31.24
12/31/08       42.26       .60           (15.80)         (15.20)      (.59)       (2.36)        (2.95)       24.11    (37.85)
12/31/07       42.19       .68             1.50            2.18       (.66)       (1.45)        (2.11)       42.26      5.04
CLASS 3
12/31/11       34.49       .55            (1.18)           (.63)      (.56)          --          (.56)       33.30     (1.77)
12/31/10       31.39       .50             3.09            3.59       (.49)          --          (.49)       34.49     11.50
12/31/09       24.27       .45             7.12            7.57       (.45)          --          (.45)       31.39     31.30
12/31/08       42.51       .64           (15.90)         (15.26)      (.62)       (2.36)        (2.98)       24.27    (37.78)
12/31/07       42.42       .73             1.50            2.23       (.69)       (1.45)        (2.14)       42.51      5.12

International Growth and Income Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11      $15.25      $.47           $(1.77)         $(1.30)     $(.44)       $(.11)        $(.55)      $13.40     (8.51)%
12/31/10       14.92       .38              .68            1.06       (.33)        (.40)         (.73)       15.25      7.24
12/31/09       10.92       .36             4.04            4.40       (.19)        (.21)         (.40)       14.92     40.38
12/31/08/3/    10.00       .01              .92             .93       (.01)          --          (.01)       10.92      9.28
CLASS 2
12/31/11       15.21       .42            (1.75)          (1.33)      (.40)        (.11)         (.51)       13.37     (8.71)
12/31/10       14.90       .35              .67            1.02       (.31)        (.40)         (.71)       15.21      6.92
12/31/09       10.92       .26             4.10            4.36       (.17)        (.21)         (.38)       14.90     40.04
12/31/08/3/    10.00       .01              .92             .93       (.01)          --          (.01)       10.92      9.27

Asset Allocation Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11      $16.28      $.37           $ (.12)         $  .25      $(.36)       $  --        $ (.36)      $16.17      1.56%
12/31/10       14.75       .35             1.52            1.87       (.34)          --          (.34)       16.28     12.75
12/31/09       12.16       .35             2.59            2.94       (.35)          --          (.35)       14.75     24.27
12/31/08       18.51       .47            (5.70)          (5.23)      (.45)        (.67)        (1.12)       12.16    (29.30)
12/31/07       18.34       .51              .75            1.26       (.45)        (.64)        (1.09)       18.51      6.82
CLASS 2
12/31/11       16.17       .33             (.13)            .20       (.31)          --          (.31)       16.06      1.30
12/31/10       14.65       .31             1.51            1.82       (.30)          --          (.30)       16.17     12.50
12/31/09       12.08       .32             2.56            2.88       (.31)          --          (.31)       14.65     23.98
12/31/08       18.39       .43            (5.66)          (5.23)      (.41)        (.67)        (1.08)       12.08    (29.51)
12/31/07       18.23       .47              .74            1.21       (.41)        (.64)        (1.05)       18.39      6.55
CLASS 3
12/31/11       16.29       .34             (.13)            .21       (.32)          --          (.32)       16.18      1.36
12/31/10       14.75       .32             1.53            1.85       (.31)          --          (.31)       16.29     12.62
12/31/09       12.17       .33             2.57            2.90       (.32)          --          (.32)       14.75     23.95
12/31/08       18.50       .44            (5.68)          (5.24)      (.42)        (.67)        (1.09)       12.17    (29.39)
12/31/07       18.34       .48              .74            1.22       (.42)        (.64)        (1.06)       18.50      6.56

Global Balanced Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11/4/   $10.00      $.13            $(.72)          $(.59)     $(.06)         $--         $(.06)       $9.35     (5.89)%
CLASS 2
12/31/11/4/    10.00       .09             (.69)           (.60)      (.05)          --          (.05)        9.35     (5.97)

                          Ratio of   Ratio of    Ratio of
                          expenses   expenses      net
             Net assets, to average to average    income
               end of    net assets net assets  (loss) to
Period       period (in    before     after      average
ended         millions)    waiver   waiver/2/  net assets/2/

Global Growth and Income Fund
------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11        $  161      .61%       .61%        2.86%
12/31/10           171      .61        .61         2.54
12/31/09           160      .63        .63         2.63
12/31/08            95      .62        .56         3.00
12/31/07            79      .71        .58         2.37
CLASS 2
12/31/11         1,839      .86        .86         2.60
12/31/10         2,130      .86        .86         2.28
12/31/09         1,951      .88        .88         2.42
12/31/08         1,529      .86        .81         2.73
12/31/07         1,997      .96        .83         2.11

Growth-Income Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/11       $ 9,496      .28%       .28%        1.77%
12/31/10         9.370      .29        .29         1.76
12/31/09         8,142      .29        .29         1.83
12/31/08         5,034      .28        .25         2.03
12/31/07         5,618      .27        .25         1.82
CLASS 2
12/31/11        13,235      .53        .53         1.52
12/31/10        16,668      .54        .54         1.52
12/31/09        16,220      .54        .54         1.60
12/31/08        13,046      .53        .50         1.75
12/31/07        23,243      .52        .50         1.57
CLASS 3
12/31/11           172      .46        .46         1.59
12/31/10           209      .47        .47         1.59
12/31/09           225      .47        .47         1.68
12/31/08           205      .46        .43         1.83
12/31/07           405      .45        .43         1.64

International Growth and Income Fund
------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11          $ 35      .73%       .73%        3.17%
12/31/10            32      .74        .74         2.61
12/31/09            28      .74        .74         2.74
12/31/08/3/         12      .09        .08          .14
CLASS 2
12/31/11           199      .98        .98         2.89
12/31/10           180      .99        .99         2.37
12/31/09            99      .99        .99         1.89
12/31/08/3/          4      .11        .11          .05

Asset Allocation Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/11        $5,932      .31%       .31%        2.25%
12/31/10         5,235      .31        .31         2.33
12/31/09         4,151      .32        .32         2.65
12/31/08         2,243      .32        .29         2.98
12/31/07         1,927      .32        .29         2.69
CLASS 2
12/31/11         5,151      .56        .56         1.99
12/31/10         5,689      .57        .57         2.08
12/31/09         5,537      .58        .58         2.45
12/31/08         4,822      .57        .54         2.70
12/31/07         7,308      .57        .54         2.45
CLASS 3
12/31/11            38      .49        .49         2.05
12/31/10            44      .50        .50         2.15
12/31/09            44      .51        .51         2.53
12/31/08            41      .50        .47         2.77
12/31/07            71      .50        .47         2.52

Global Balanced Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/11/4/        $28      .69%/5/    .69%/5/     1.99%/5/
CLASS 2
12/31/11/4/         72      .94/5/     .94/5/      1.45/5/

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  89
                                                                             ---


                       Income (loss) from investment operations/1/       Dividends and distributions
                       ------------------------------------------  --------------------------------------

                                       Net gains
             Net asset    Net         (losses) on                  Dividends                     Total
              value,   investment   securities (both   Total from  (from net   Distributions   dividends   Net asset
Period       beginning   income       realized and     investment  investment  (from capital      and      value, end  Total
ended        of period   (loss)       unrealized)      operations   income)       gains)     distributions of period  return/2/

Bond Fund
--------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11      $10.67      $.32           $  .36          $  .68       $(.36)       $  --         $(.36)      $10.99      6.41%
12/31/10       10.33       .33              .36             .69        (.35)          --          (.35)       10.67      6.73
12/31/09        9.45       .42              .80            1.22        (.34)          --          (.34)       10.33     12.83
12/31/08       11.14       .61            (1.64)          (1.03)       (.63)        (.03)         (.66)        9.45     (9.16)
12/31/07       11.64       .65             (.24)            .41        (.91)          --          (.91)       11.14      3.66
CLASS 2
12/31/11       10.56       .29              .35             .64        (.33)          --          (.33)       10.87      6.10
12/31/10       10.23       .30              .36             .66        (.33)          --          (.33)       10.56      6.44
12/31/09        9.36       .40              .79            1.19        (.32)          --          (.32)       10.23     12.61
12/31/08       11.03       .59            (1.63)          (1.04)       (.60)        (.03)         (.63)        9.36     (9.35)
12/31/07       11.53       .61             (.24)            .37        (.87)          --          (.87)       11.03      3.33

Global Bond Fund
--------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11      $11.82      $.36            $ .22           $ .58       $(.37)       $(.07)        $(.44)      $11.96      4.86%
12/31/10       11.57       .41              .21             .62        (.37)          --          (.37)       11.82      5.44
12/31/09       10.68       .45              .62            1.07        (.18)          --          (.18)       11.57     10.04
12/31/08       10.83       .48             (.09)            .39        (.54)          --/6/       (.54)       10.68      3.60
12/31/07       10.18       .49              .47             .96        (.31)          --          (.31)       10.83      9.54
CLASS 2
12/31/11       11.78       .33              .21             .54        (.34)        (.07)         (.41)       11.91      4.54
12/31/10       11.53       .38              .22             .60        (.35)          --          (.35)       11.78      5.23
12/31/09       10.66       .42              .61            1.03        (.16)          --          (.16)       11.53      9.69
12/31/08       10.81       .44             (.07)            .37        (.52)          --/6/       (.52)       10.66      3.48
12/31/07       10.17       .47              .47             .94        (.30)          --          (.30)       10.81      9.23

High-Income Bond Fund
--------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11      $11.20      $.88           $ (.64)         $  .24      $ (.90)        $ --        $ (.90)      $10.54      2.18%
12/31/10       10.49       .91              .68            1.59        (.88)          --          (.88)       11.20     15.38
12/31/09        8.05       .75             2.41            3.16        (.72)          --          (.72)       10.49     39.45
12/31/08       11.65       .87            (3.64)          (2.77)       (.83)          --          (.83)        8.05    (23.74)
12/31/07       12.90       .95             (.72)            .23       (1.48)          --         (1.48)       11.65      1.62
CLASS 2
12/31/11       11.08       .84             (.63)            .21        (.87)          --          (.87)       10.42      1.92
12/31/10       10.39       .87              .68            1.55        (.86)          --          (.86)       11.08     15.07
12/31/09        7.99       .71             2.39            3.10        (.70)          --          (.70)       10.39     38.94
12/31/08       11.55       .84            (3.60)          (2.76)       (.80)          --          (.80)        7.99    (23.84)
12/31/07       12.79       .91             (.72)            .19       (1.43)          --         (1.43)       11.55      1.33
CLASS 3
12/31/11       11.22       .86             (.64)            .22        (.88)          --          (.88)       10.56      1.97
12/31/10       10.51       .89              .68            1.57        (.86)          --          (.86)       11.22     15.14
12/31/09        8.07       .73             2.42            3.15        (.71)          --          (.71)       10.51     39.14
12/31/08       11.65       .86            (3.64)          (2.78)       (.80)          --          (.80)        8.07    (23.76)
12/31/07       12.88       .92             (.72)            .20       (1.43)          --         (1.43)       11.65      1.40

Mortgage Fund
--------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11/4/   $10.00      $ --/6/          $.48            $.48       $(.01)       $(.10)        $(.11)      $10.37      4.78%
CLASS 2
12/31/11/4/    10.00      (.02)             .48             .46          --/6/      (.10)         (.10)       10.36      4.60

U.S. Government/AAA-Rated Securities Fund
--------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11      $12.59      $.23            $ .74            $.97       $(.26)       $(.30)        $(.56)      $13.00      7.85%
12/31/10       12.18       .26              .46             .72        (.25)        (.06)         (.31)       12.59      5.94
12/31/09       12.29       .37             (.03)            .34        (.34)        (.11)         (.45)       12.18      2.79
12/31/08       11.73       .50              .41             .91        (.35)          --          (.35)       12.29      7.84
12/31/07       11.87       .58              .20             .78        (.92)          --          (.92)       11.73      6.83
CLASS 2
12/31/11       12.49       .20              .73             .93        (.23)        (.30)         (.53)       12.89      7.58
12/31/10       12.08       .23              .46             .69        (.22)        (.06)         (.28)       12.49      5.75
12/31/09       12.20       .34             (.03)            .31        (.32)        (.11)         (.43)       12.08      2.50
12/31/08       11.65       .47              .41             .88        (.33)          --          (.33)       12.20      7.63
12/31/07       11.79       .54              .19             .73        (.87)          --          (.87)       11.65      6.49
CLASS 3
12/31/11       12.61       .21              .73             .94        (.24)        (.30)         (.54)       13.01      7.56
12/31/10       12.19       .24              .47             .71        (.23)        (.06)         (.29)       12.61      5.82
12/31/09       12.30       .36             (.04)            .32        (.32)        (.11)         (.43)       12.19      2.58
12/31/08       11.74       .48              .41             .89        (.33)          --          (.33)       12.30      7.66
12/31/07       11.86       .55              .20             .75        (.87)          --          (.87)       11.74      6.63

                          Ratio of   Ratio of    Ratio of
                          expenses   expenses      net
             Net assets, to average to average    income
               end of    net assets net assets  (loss) to
Period       period (in    before     after      average
ended         millions)    waiver   waiver/2/  net assets/2/

Bond Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/11       $4,354       .38%       .38%        2.89%
12/31/10        4,768       .38        .38         3.03
12/31/09        3,775       .39        .39         4.19
12/31/08        2,090       .40        .36         5.84
12/31/07          436       .41        .37         5.59
CLASS 2
12/31/11        4,984       .63        .63         2.64
12/31/10        5,074       .63        .63         2.79
12/31/09        4,635       .64        .64         4.00
12/31/08        3,432       .65        .61         5.53
12/31/07        4,679       .66        .62         5.34

Global Bond Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/11       $  619       .56%       .56%        2.97%
12/31/10          325       .57        .57         3.42
12/31/09          162       .59        .59         4.06
12/31/08          111       .59        .53         4.36
12/31/07           28       .61        .55         4.61
CLASS 2
12/31/11        1,639       .81        .81         2.75
12/31/10        1,497       .83        .83         3.21
12/31/09        1,203       .84        .84         3.79
12/31/08          802       .84        .79         4.06
12/31/07          279       .86        .80         4.41

High-Income Bond Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/11       $  787       .47%       .47%        7.70%
12/31/10          769       .48        .48         8.15
12/31/09          635       .48        .48         7.86
12/31/08          340       .48        .43         8.22
12/31/07          308       .48        .44         7.41
CLASS 2
12/31/11        1,064       .72        .72         7.44
12/31/10        1,142       .73        .73         7.91
12/31/09        1,063       .74        .74         7.62
12/31/08          780       .73        .68         7.92
12/31/07          996       .73        .69         7.17
CLASS 3
12/31/11           21       .65        .65         7.51
12/31/10           23       .66        .66         7.98
12/31/09           24       .67        .67         7.69
12/31/08           18       .66        .61         7.96
12/31/07           28       .66        .62         7.21

Mortgage Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/11/4/       $55       .42%/5/    .42%/5/      .04%/5/
CLASS 2
12/31/11/4/        22       .67/5/     .67/5/      (.25)/5/

U.S. Government/AAA-Rated Securities Fund
------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11       $1,785       .34%       .34%        1.83%
12/31/10        1,492       .39        .36         2.07
12/31/09          999       .41        .41         2.99
12/31/08          496       .43        .38         4.17
12/31/07          211       .46        .41         4.83
CLASS 2
12/31/11        2,002       .59        .59         1.59
12/31/10        1,959       .64        .62         1.83
12/31/09        1,561       .66        .66         2.79
12/31/08        1,219       .68        .64         3.93
12/31/07          597       .71        .66         4.58
CLASS 3
12/31/11           24       .52        .52         1.65
12/31/10           26       .57        .55         1.92
12/31/09           27       .59        .59         2.91
12/31/08           33       .61        .57         4.03
12/31/07           29       .64        .59         4.65

----
90  AMERICAN FUNDS INSURANCE SERIES / SUMMARY PROSPECTUS
----


                    Income (loss) from investment operations/1/      Dividends and distributions
                    ------------------------------------------  -------------------------------------

                                    Net gains
          Net asset    Net         (losses) on                  Dividends                    Total
           value,   investment   securities (both   Total from  (from net  Distributions   dividends   Net asset
Period    beginning   income       realized and     investment  investment (from capital      and      value, end  Total
ended     of period   (loss)       unrealized)      operations   income)      gains)     distributions of period  return/2/

Cash Management Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11   $11.39     $(.02)          $(.01)          $(.03)      $  --        $ --          $  --       $11.36     (.26)%
12/31/10    11.40      (.02)            .01            (.01)         --          --             --        11.39     (.09)
12/31/09    11.44      (.01)             --/6/         (.01)       (.03)         --/6/        (.03)       11.40     (.10)
12/31/08    11.40       .24              --/6/          .24        (.20)         --           (.20)       11.44     2.15
12/31/07    11.62       .57              --/6/          .57        (.79)         --           (.79)       11.40     4.95
CLASS 2
12/31/11    11.28      (.05)           (.01)           (.06)         --          --             --        11.22     (.53)
12/31/10    11.32      (.04)             --/6/         (.04)         --          --             --        11.28     (.35)
12/31/09    11.38      (.04)             --/6/         (.04)       (.02)         --/6/        (.02)       11.32     (.33)
12/31/08    11.35       .20             .02             .22        (.19)         --           (.19)       11.38     1.90
12/31/07    11.56       .54              --/6/          .54        (.75)         --           (.75)       11.35     4.73
CLASS 3
12/31/11    11.34      (.04)             --/6/         (.04)         --          --             --        11.30     (.35)
12/31/10    11.38      (.04)             --/6/         (.04)         --          --             --        11.34     (.35)
12/31/09    11.44      (.03)           (.01)           (.04)       (.02)         --/6/        (.02)       11.38     (.31)
12/31/08    11.40       .22             .01             .23        (.19)         --           (.19)       11.44     1.99
12/31/07    11.60       .55              --/6/          .55        (.75)         --           (.75)       11.40     4.83

                       Ratio of   Ratio of    Ratio of
                       expenses   expenses      net
          Net assets, to average to average    income
            end of    net assets net assets  (loss) to
Period    period (in    before     after      average
ended      millions)    waiver   waiver/2/  net assets/2/

Cash Management Fund
---------------------------------------------------------------------------------------------------
CLASS 1
12/31/11    $   75       .33%       .33%        (.21)%
12/31/10        83       .33        .33         (.14)
12/31/09       105       .33        .33         (.08)
12/31/08       158       .32        .29         2.07
12/31/07       112       .33        .30         4.88
CLASS 2
12/31/11       530       .58        .58         (.47)
12/31/10       522       .58        .58         (.39)
12/31/09       664       .58        .58         (.33)
12/31/08     1,023       .57        .54         1.73
12/31/07       452       .58        .55         4.61
CLASS 3
12/31/11        12       .51        .51         (.40)
12/31/10        13       .51        .51         (.32)
12/31/09        17       .51        .51         (.27)
12/31/08        25       .50        .47         1.91
12/31/07        20       .51        .48         4.70

                                                       Year ended December 31
                                                   ------------------------------
Portfolio turnover rate for all classes of shares   2011  2010 2009  2008   2007
-------------------------------------------------  ----   ---- ---- ----    ----

   Global Discovery Fund                            45%    61%  60%   46%     50%
   Global Growth Fund                               28     28   43    38      38
   Global Small Capitalization Fund                 44     47   55    47      49
   Growth Fund                                      19     28   37    26      40
   International Fund                               24     25   46    52      41
   New World Fund                                   22     18   25    32      34
   Blue Chip Income and Growth Fund                 27     22   22    24      27
   Global Growth and Income Fund                    25     30   47    36      36
   Growth-Income Fund                               22     22   24    31      24
   International Growth and Income Fund             48     31   21    --/3/   --
   Asset Allocation Fund                            43     46   41    36      29
   Global Balanced Fund                             34/4/  --   --    --      --
   Bond Fund                                       163    187  125    63      57
   Global Bond Fund                                101    106   86   118      85
   High-Income Bond Fund                            51     54   47    29      32
   Mortgage Fund                                   480/4/  --   --    --      --
   U.S. Government/AAA-Rated Securities Fund       234    208  100   108      91
   Cash Management Fund                             --     --   --    --      --

/1/Based on average shares outstanding.

/2/This column reflects the impact, if any, of certain waivers by Capital
   Research and Management Company. During some of the periods shown, Capital
   Research and Management Company reduced fees for investment advisory services.

/3/From November 18, 2008, commencement of operations. Based on operations for the period shown and, accordingly, may not be representative of a full year.

/4/From May 2, 2011, commencement of operations. Based on operations for the period shown and, accordingly, may not be representative of a full year.

/5/Annualized.

/6/Amount less than $.01.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  91
                                                                             ---


[LOGO] American Funds(R)              The right choice for the long term(R)

OTHER FUND INFORMATION

Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable insurance policies. Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS
The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the investment strategies that significantly affected the funds' performance during their last fiscal year, and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS
The current SAI, as amended from time to time, contains more detailed information on all aspects of the Series, including the funds' financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the
Series' investment adviser and its affiliated companies.

The current SAI and the codes of ethics are on file with the Securities and
Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC's Public Reference Room in
Washington, D.C. (202/551-8090) or on the EDGAR database on the SEC's website at http://www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference
Section, 100 F Street, NE, Washington, D.C. 20549-1520.

The current SAI and annual/semi-annual reports to shareholders can be found online at americanfunds.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at
800/421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street,
Los Angeles, California 90071.

INAFPR-998-0512P Printed in USA CGD/AFD/8024  Investment Company File No. 811-03857

The Capital Group Companies
American Funds   Capital Research and Management   Capital International
Capital Guardian   Capital Bank and Trust

167

167


[LOGO] American Funds(R)              The right choice for the long term(R)

AMERICAN FUNDS
INSURANCE SERIES(R)

 Global Discovery Fund/SM/              International Growth and Income
                                        Fund/SM/
 Global Growth Fund/SM/                 Asset Allocation Fund/SM/
 Global Small Capitalization Fund/SM/   Global Balanced Fund/SM/
 Growth Fund/SM/                        Bond Fund/SM/
 International Fund/SM/                 Global Bond Fund/SM/
 New World Fund(R)                      High-Income Bond Fund/SM/
 Blue Chip Income and Growth Fund/SM/   Mortgage Fund/SM/
 Global Growth and Income Fund/SM/      U.S. Government/AAA-Rated Securities
                                        Fund/SM/
 Growth-Income Fund/SM/                 Cash Management Fund/SM/

PROSPECTUS

Class 2 shares

May 1, 2012

                    Summaries
                 1  Global Discovery Fund
                 4  Global Growth Fund
                 7  Global Small Capitalization Fund
                 10 Growth Fund
                 13 International Fund
                 16 New World Fund
                 20 Blue Chip Income and Growth Fund
                 23 Global Growth and Income Fund
                 26 Growth-Income Fund
                 29 International Growth and Income Fund
                 32 Asset Allocation Fund
                 35 Global Balanced Fund
                 38 Bond Fund
                 42 Global Bond Fund
                 46 High-Income Bond Fund
                 49 Mortgage Fund
                 52 U.S. Government/AAA-Rated Securities Fund
                 55 Cash Management Fund
                 57 Investment objectives, strategies and risks
                 77 Management and organization
                 82 Purchases and redemptions of shares
                 83 Plans of distribution
                 83 Fund expenses
                 83 Investment results
                 83 Distributions and taxes
                 84 Financial highlights

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


GLOBAL DISCOVERY FUND

INVESTMENT OBJECTIVE

The investment objective of the fund is long-term growth of capital. Current income is a secondary consideration.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.58%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.02
Total annual fund operating expenses...................................  0.85

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 2 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $87    $271    $471    $1,049

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 45% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund seeks to achieve its objective by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy. In implementing this strategy the fund may invest in any company, provided that the fund's investment adviser determines that the company could participate and thrive in the new economy.

In pursuing its investment objective, the fund invests primarily in common stocks that the investment adviser believes have the potential for growth. The fund also invests in common stocks with the potential to pay dividends. The fund may invest in companies without regard to market capitalization, including companies with small market capitalizations. The fund may invest a significant portion of its assets in securities of issuers domiciled outside the United
States, including securities of issuers in emerging market countries. The fund expects to be invested in numerous countries.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

                                                                             ---
        GLOBAL DISCOVERY FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  1
                                                                             ---


INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING IN SMALL COMPANIES -- Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

CONCENTRATION -- The fund may be subject to additional risks because it invests in a more limited group of sectors and industries than the broad market.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

INVESTING IN EMERGING AND DEVELOPING COUNTRIES -- Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.
For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Growth Funds Index and the Lipper
International Funds Index include mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund and the
Global Service and Information Index reflects the market sectors and securities in which the fund primarily invests. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                    [CHART]

  '02     '03     '04     '05     '06     '07     '08     '09     '10     '11
 -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
-21.67%  37.11%  10.43%  10.80%  17.41%  17.22% -45.09%  50.91%  10.14%  -7.13%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   24.72% (quarter ended June 30, 2009)
LOWEST   -24.93% (quarter ended December 31, 2008)

----
2   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL DISCOVERY FUND
----


For periods ended December 31, 2011:

                                                                          LIFETIME
                                                                         (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                    1 YEAR  5 YEARS 10 YEARS INCEPTION)
-----------------------------------------------------------------------------------

Fund (inception date -- 7/5/01)                  -7.13%  -0.13%   4.37%     3.47%
S&P 500 (reflects no deduction for sales
 charges, account fees, expenses or taxes)        2.09   -0.25    2.92      2.26
Global Service and Information Index (reflects
 no deduction for sales charges, account fees,
 expenses or taxes)                              -3.12   -3.00    2.23      1.28
Lipper Growth Funds Index (reflects no
 deduction for sales charges, account fees or
 taxes)                                          -3.02   -0.94    1.82      1.03
Lipper International Funds Index (reflects no
 deduction for sales charges, account fees or
 taxes)                                         -14.48   -3.72    5.29      4.43

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-----------------------------------------------------------------------------------------------------------------------

   GORDON CRAWFORD                     7 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
   MARK E. DENNING                     7 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
   CLAUDIA P. HUNTINGTON               11 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
        GLOBAL DISCOVERY FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  3
                                                                             ---


GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.53%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.02
Total annual fund operating expenses...................................  0.80

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 2 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $82    $255    $444     $990

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 28% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks of companies around the world that the investment adviser believes have the potential for growth. The fund may invest a portion of its assets in common stocks and other securities of companies located in emerging and developing countries. The fund expects to be invested in numerous countries. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

----
4   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL GROWTH FUND
----


INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

INVESTING IN EMERGING AND DEVELOPING COUNTRIES -- Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.
For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The fund has selected the MSCI All Country World
Index to replace the MSCI World Index as its broad-based securities market index. The fund's investment adviser believes that the MSCI All Country World
Index better reflects the market sectors and securities in which the fund primarily invests than the MSCI World Index. The Lipper Global Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                     [CHART]

  '02     '03     '04     '05     '06     '07      '08     '09     '10     '11
 -----   -----   -----   -----   -----   -----    -----   -----   -----   -----
-14.64%  35.27%  13.49%  14.07%  20.43%  14.85%  -38.39%  42.30%  11.75%  -8.89%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   22.11% (quarter ended June 30, 2009)
LOWEST   -20.15% (quarter ended December 31, 2008)

                                                                             ---
           GLOBAL GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  5
                                                                             ---


For periods ended December 31, 2011:

                                                                     LIFETIME
                                                                    (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS INCEPTION)
------------------------------------------------------------------------------
Fund (inception date -- 4/30/97)            -8.89%   0.50%   6.32%     7.87%
MSCI All Country World Index (reflects no
 deduction for sales charges, account
 fees, expenses or taxes)                   -6.86   -1.41    4.76      4.71
MSCI World Index (reflects no deduction
 for sales charges, account fees, expenses
 or taxes)                                  -5.02   -1.82    4.15      4.53
Lipper Global Funds Index (reflects no
 deduction for sales charges, account fees
 or taxes)                                  -9.96   -2.19    3.91      4.54

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-------------------------------------------------------------------------------------------------------------

    ROBERT W. LOVELACE                 15 years              Senior Vice President - Capital World Investors
    Vice President
-------------------------------------------------------------------------------------------------------------
    MARTIN JACOBS                      3 years               Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
    STEVEN T. WATSON                   10 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
    PAUL A. WHITE                      8 years               Senior Vice President - Capital World Investors

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
6   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL GROWTH FUND
----


GLOBAL SMALL CAPITALIZATION FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.70%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.04
Total annual fund operating expenses...................................  0.99

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 2 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $101   $315    $547    $1,213

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of
$4.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. Under normal circumstances, the fund invests a significant portion of its assets outside the
United States, including in emerging and developing countries. The fund expects to be invested in numerous countries.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

                                                                             ---
 GLOBAL SMALL CAPITALIZATION
 FUND                          AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  7
                                                                             ---


MARKET CONDITIONS -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

INVESTING IN SMALL COMPANIES -- Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

INVESTING IN EMERGING AND DEVELOPING COUNTRIES -- Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.
For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Global Small-Cap Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                    [CHART]

  '02     '03     '04     '05     '06     '07     '08     '09     '10     '11
 -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
-19.05%  53.53%  20.88%  25.35%  24.05%  21.43% -53.52%  61.30%  22.41% -19.14%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   29.12% (quarter ended June 30, 2009)
LOWEST   -31.28% (quarter ended December 31, 2008)

----
                                                   GLOBAL SMALL CAPITALIZATION
8   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS                          FUND
----


For periods ended December 31, 2011:

                                                                   LIFETIME
                                                                  (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS             1 YEAR  5 YEARS 10 YEARS INCEPTION)
----------------------------------------------------------------------------
Fund (inception date -- 4/30/98)         -19.14%  -2.06%   7.73%     8.37%
MSCI All Country World Small Cap Index
 (reflects no deduction for sales
 charges, account fees, expenses or
 taxes)                                  -10.96    0.70    9.26      6.50
Lipper Global Small-Cap Funds
 Average (reflects no deduction for
 sales charges, account fees or taxes)   -12.63   -1.42    6.33      6.08

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-----------------------------------------------------------------------------------------------------------------------

      GORDON CRAWFORD                  14 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
      MARK E. DENNING                  14 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
      J. BLAIR FRANK                   9 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
      HAROLD H. LA                     4 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
      DYLAN J. YOLLES                   1 year               Senior Vice President - Capital Research Global Investors

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
 GLOBAL SMALL CAPITALIZATION
 FUND                          AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  9
                                                                             ---


GROWTH FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.32%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.02
Total annual fund operating expenses...................................  0.59

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 2 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $60    $189    $329     $738

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 19% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

----
10  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH FUND
----


INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Capital Appreciation Funds Index and the
Lipper Growth Funds Index include mutual funds that disclose investment objectives and/or strategies are reasonably comparable to those of the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                     [CHART]

  '02     '03     '04     '05     '06     '07     '08     '09     '10     '11
 -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
-24.46%  36.80%  12.50%  16.19%  10.22%  12.35% -43.97%  39.41%  18.68%  -4.27%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   20.94% (quarter ended June 30, 2003)
LOWEST   -26.05% (quarter ended December 31, 2008)

For periods ended December 31, 2011:

AVERAGE ANNUAL TOTAL RETURNS                          1 YEAR 5 YEARS 10 YEARS LIFETIME*
---------------------------------------------------------------------------------------

Fund                                                  -4.27%  -0.06%   4.03%    11.70%
S&P 500 (reflects no deduction for sales
 charges, account fees, expenses or taxes)             2.09   -0.25    2.92     10.47
Lipper Capital Appreciation Funds Index (reflects no
 deduction for sales charges, account fees or taxes)  -5.32    1.23    3.48      8.77
Lipper Growth Funds Index (reflects no deduction
 for sales charges, account fees or taxes)            -3.02   -0.94    1.82      8.50

* Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997;
  therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class
  2 shares because both classes invest in the same portfolio of securities.

                                                                             ---
                  GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  11
                                                                             ---


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

-------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-------------------------------------------------------------------------------------------------------------

  DONNALISA PARKS BARNUM                9 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
  GREGG E. IRELAND                      6 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
  GREGORY D. JOHNSON                    5 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
  MICHAEL T. KERR                       7 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
  RONALD B. MORROW                      9 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
12  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH FUND
----


INTERNATIONAL FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.49%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.04
Total annual fund operating expenses...................................  0.78

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 2 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $80    $249    $433     $966

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 24% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks of companies located outside the
United States, including in emerging and developing countries, that the investment adviser believes have the potential for growth. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

                                                                             ---
           INTERNATIONAL FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  13
                                                                             ---


INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

INVESTING IN EMERGING AND DEVELOPING COUNTRIES -- Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.
For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper International Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                     [CHART]

  '02     '03     '04     '05     '06     '07     '08     '09     '10     '11
 -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
-14.84%  34.85%  19.32%  21.50%  18.98%  20.02% -42.12%  43.07%   7.23% -13.96%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   24.47% (quarter ended June 30, 2009)
LOWEST   -21.89% (quarter ended September 30, 2011)

----
14  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  INTERNATIONAL FUND
----


For periods ended December 31, 2011:

AVERAGE ANNUAL TOTAL RETURNS                1 YEAR  5 YEARS 10 YEARS LIFETIME*
------------------------------------------------------------------------------
Fund                                        -13.96%  -1.72%   6.15%    7.66%
MSCI All Country World ex USA Index
 (reflects no deduction for sales charges,
 account fees, expenses or taxes)           -13.33   -2.48    6.76     5.69
Lipper International Funds Index (reflects
 no deduction for sales charges, account
 fees or taxes)                             -14.48   -3.72    5.29     5.81

* Lifetime results are from May 1, 1990, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997; therefore, results for the fund prior to that date assume a hypothetical investment in
  Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-----------------------------------------------------------------------------------------------------------------------

  SUNG LEE                              6 years              Senior Vice President - Capital Research Global Investors
  Vice President
-----------------------------------------------------------------------------------------------------------------------
  L. ALFONSO BARROSO                    3 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
  JESPER LYCKEUS                        5 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
  CHRISTOPHER M. THOMSEN                6 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
           INTERNATIONAL FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  15
                                                                             ---


NEW WORLD FUND

INVESTMENT OBJECTIVE

The fund's investment objective is long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.73%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.05
Total annual fund operating expenses...................................  1.03

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 2 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $105   $328    $569    $1,259

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets and that the investment adviser believes have potential of providing capital appreciation.
The fund may invest in companies without regard to market capitalization, including companies with small market capitalizations. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated
Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating
Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as "junk bonds."

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

In determining whether a country is qualified, the fund considers such factors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains.
The fund's investment adviser maintains a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina,
Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic,
Dominican Republic, Egypt, Hungary, India, Jordan, Kazakhstan, Lebanon,
Malaysia, Malta, Mexico, Morocco, Oman, Panama, Peru, Philippines, Poland,
Russian Federation, South Africa, Thailand, Turkey, Ukraine, United Arab
Emirates and Venezuela.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the fund may invest up to
25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

----
16  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  NEW WORLD FUND
----


The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

INVESTING IN EMERGING AND DEVELOPING COUNTRIES -- Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.
For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

INVESTING IN SMALL COMPANIES -- Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

INVESTING IN BONDS -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

INVESTING IN LOWER RATED BONDS -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

THINLY TRADED SECURITIES -- There may be little trading in the secondary market for particular bonds or other securities, which may make them more difficult to value, acquire or sell.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

                                                                             ---
               NEW WORLD FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  17
                                                                             ---


INVESTMENT RESULTS

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The MSCI Emerging Markets Index reflects the market sectors and securities in which the fund primarily invests. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                     [CHART]

  '02     '03     '04     '05     '06     '07     '08     '09     '10     '11
 -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
 -5.66%  39.18%  18.80%  20.74%  32.59%  32.21% -42.37%  49.65%  17.87% -13.95%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   23.92% (quarter ended June 30, 2009)
LOWEST   -22.30% (quarter ended December 31, 2008)

For periods ended December 31, 2011:

                                                                      LIFETIME
                                                                     (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                1 YEAR  5 YEARS 10 YEARS INCEPTION)
-------------------------------------------------------------------------------
Fund (inception date -- 6/17/99)            -13.95%   2.95%  11.19%     8.74%
MSCI All Country World Index (reflects no
 deduction for sales charges, account
 fees, expenses or taxes)                    -6.86   -1.41    4.76      2.30
MSCI Emerging Markets Index (reflects no
 deduction for sales charges, account
 fees, expenses or taxes)                   -18.17    2.70   14.20      9.27

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
--------------------------------------------------------------------------------------------------------------------

    CARL M. KAWAJA                     13 years              Senior Vice President - Capital World Investors
    Vice President
--------------------------------------------------------------------------------------------------------------------
    ROBERT W. LOVELACE                 13 years              Senior Vice President - Capital World Investors
    Vice President
--------------------------------------------------------------------------------------------------------------------
    ROBERT H. NEITHART             Less than 1 year          Senior Vice President - Fixed Income, Capital Research
                                                             and Management Company

----
18  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  NEW WORLD FUND
----


TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
               NEW WORLD FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  19
                                                                             ---


BLUE CHIP INCOME AND GROWTH FUND

INVESTMENT OBJECTIVES

The fund's investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.41%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.01
Total annual fund operating expenses...................................  0.67

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 2 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $68    $214    $373     $835

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 27% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations of $4 billion and above. In seeking to provide you with a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P
500. The fund also ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade.
The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The fund invests, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

----
                                                   BLUE CHIP INCOME AND GROWTH
20  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS                          FUND
----


PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING IN INCOME-ORIENTED STOCKS -- Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Growth & Income Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                     [CHART]

  '02     '03     '04     '05     '06     '07     '08     '09     '10     '11
 -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
-23.07%  30.73%   9.74%   7.24%  17.42%   2.03% -36.50%  27.97%  12.33%  -0.90%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   17.09% (quarter ended June 30, 2009)
LOWEST   -21.27% (quarter ended December 31, 2008)

                                                                             ---
 BLUE CHIP INCOME AND GROWTH
 FUND                          AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  21
                                                                             ---


For periods ended December 31, 2011:

                                                                        LIFETIME
                                                                       (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                   1 YEAR 5 YEARS 10 YEARS INCEPTION)
---------------------------------------------------------------------------------

Fund (inception date -- 7/5/01)                -0.90%  -1.59%   2.52%     1.86%
S&P 500 (reflects no deduction for sales
 charges, account fees, expenses or taxes)      2.09   -0.25    2.92      2.26
Lipper Growth & Income Funds Index (reflects
 no deduction for sales charges, account fees
 or taxes)                                     -1.82   -1.17    3.12      2.53

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE
Series title (if applicable)          IN THIS FUND            PRIMARY TITLE WITH INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------

 C. ROSS SAPPENFIELD                   11 years              Senior Vice President - Capital Research Global Investors
 Senior Vice President
-----------------------------------------------------------------------------------------------------------------------
 CHRISTOPHER D. BUCHBINDER             5 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
 JAMES B. LOVELACE                     5 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
                                                   BLUE CHIP INCOME AND GROWTH
22  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS                          FUND
----


GLOBAL GROWTH AND INCOME FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital while providing current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.59%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.02
Total annual fund operating expenses...................................  0.86

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 2 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year, and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $88    $274    $477    $1,061

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks of well-established companies around the world, many of which the investment adviser believes have the potential for growth and/or to pay dividends. Under normal market circumstances, the fund invests a significant portion of its assets in securities of issuers domiciled outside the United States, including securities of issuers in emerging and developing countries. The fund expects to be invested in numerous countries. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                                                             ---
 GLOBAL GROWTH AND INCOME FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  23
                                                                             ---


Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS --The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

INVESTING IN EMERGING AND DEVELOPING COUNTRIES -- Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.
For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

INVESTING IN INCOME-ORIENTED STOCKS -- Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The fund has selected the MSCI All Country World
Index to replace the MSCI World Index as its broad-based securities market index. The fund's investment adviser believes that the MSCI All Country World
Index better reflects the market sectors and securities in which the fund primarily invests than the MSCI World Index. The Lipper Global Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

               [CHART]

 '07     '08     '09     '10     '11
-----   -----   -----   -----   -----
12.67% -41.17%  39.72%  11.78%  -4.85%

----
24  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL GROWTH AND INCOME FUND
----


The fund's highest/lowest quarterly results during this time period were:

                 (quarter ended September
HIGHEST   19.48% 30, 2009)
LOWEST   -20.43% (quarter ended December 31, 2008)

For periods ended December 31, 2011:

                                                                                        LIFETIME
                                                                                       (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                                            1 YEAR 5 YEARS INCEPTION)
-------------------------------------------------------------------------------------------------

Fund (inception date -- 5/1/06)                                         -4.85%  -0.30%    1.48%
MSCI All Country World Index (reflects no deduction for sales charges,
 account fees, expenses or taxes)                                       -6.86   -1.41     0.37
MSCI World Index (reflects no deduction for sales charges, account
 fees, expenses or taxes)                                               -5.02   -1.82    -0.01
Lipper Global Funds Index (reflects no deduction for sales charges,
 account fees or taxes)                                                 -9.96   -2.19    -0.50

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-------------------------------------------------------------------------------------------------------------

     GREGG E. IRELAND                   6 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
     ANDREW B. SUZMAN                   3 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
     STEVEN T. WATSON                   6 years              Senior Vice President - Capital World Investors

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
 GLOBAL GROWTH AND INCOME FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  25
                                                                             ---


GROWTH-INCOME FUND

INVESTMENT OBJECTIVE

The fund's investment objectives are to achieve long-term growth of capital and income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.27%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.01
Total annual fund operating expenses...................................  0.53

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 2 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $54    $170    $296     $665

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. The fund is designed for investors seeking both capital appreciation and income.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

----
26  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH-INCOME FUND
----


MARKET CONDITIONS -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING IN INCOME-ORIENTED STOCKS -- Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Growth & Income Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                    [CHART]

  '02     '03     '04     '05     '06     '07     '08     '09     '10     '11
 -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
-18.34%  32.43%  10.37%   5.83%  15.20%   5.04% -37.85%  31.24%  11.43%  -1.83%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   16.90% (quarter ended June 30, 2003)
LOWEST   -21.98% (quarter ended December 31, 2008)

                                                                             ---
           GROWTH-INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  27
                                                                             ---


For periods ended December 31, 2011:

AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS LIFETIME*
-----------------------------------------------------------------------------
Fund                                        -1.83%  -1.29%   3.15%    10.19%
S&P 500 (reflects no deduction for sales
 charges, account fees, expenses or taxes)   2.09   -0.25    2.92     10.47
Lipper Growth & Income Funds Index
 (reflects no deduction for sales charges,
 account fees or taxes)                     -1.82   -1.17    3.12      9.19

* Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997;
  therefore, lifetime results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-----------------------------------------------------------------------------------------------------------------------

DONALD D. O'NEAL                       7 years               Senior Vice President - Capital Research Global Investors
Vice Chairman of the Board
-----------------------------------------------------------------------------------------------------------------------
J. BLAIR FRANK                         6 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
CLAUDIA P. HUNTINGTON                  18 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
WILLIAM L. ROBBINS                 Less than 1 year          Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
DYLAN J. YOLLES                        7 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
28  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH-INCOME FUND
----


INTERNATIONAL GROWTH AND INCOME FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital while providing current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.69%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.04
Total annual fund operating expenses...................................  0.98

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 2 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $100   $312    $542    $1,201

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 48% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in stocks of larger, well-established companies domiciled outside of the United States, including in emerging and developing countries, that the investment adviser believes have the potential for growth and/or to pay dividends. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed on exchanges outside the United States.
The fund therefore expects to be invested in numerous countries outside the
United States. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund focuses on stocks of companies with strong earnings that pay dividends. The fund's investment adviser believes that these stocks will be more resistant to market declines than stocks of companies that do not pay dividends.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

                                                                             ---
                                          AMERICAN FUNDS INSURANCE SERIES /
 INTERNATIONAL GROWTH AND INCOME FUND                            PROSPECTUS  29
                                                                             ---


MARKET CONDITIONS -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

INVESTING IN EMERGING AND DEVELOPING COUNTRIES -- Investing in countries with developing economies and/or markets may involve
risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging and

developing countries may have less developed legal and accounting systems than those in developed countries. The governments of
these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely
affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more
susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower

trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

INVESTING IN INCOME-ORIENTED STOCKS -- Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The fund has selected the MSCI All Country World ex
USA Index to replace the MSCI World ex USA Index as its broad-based securities market index. The fund's investment adviser believes that the MSCI All Country
World ex USA Index better reflects the market sectors and securities in which the fund primarily invests than the MSCI World ex USA Index. The Lipper
International Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

         [CHART]

 '09      '10      '11
-----    -----    -----
40.04%    6.92%   -8.71%

----
                                                      INTERNATIONAL GROWTH AND
30  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS                   INCOME FUND
----


The fund's highest/lowest quarterly results during this time period were:

HIGHEST   22.56% (quarter ended June 30, 2009)
LOWEST   -17.47% (quarter ended September 30, 2011)

For periods ended December 31, 2011:

                                                                      LIFETIME
                                                                     (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                                 1 YEAR  INCEPTION)
-------------------------------------------------------------------------------

Fund (inception date -- 11/18/08)                             -8.71%   13.73%
MSCI All Country World ex USA Index (reflects no deduction
 for sales charges, account fees, expenses or taxes)         -13.33    13.98
MSCI World ex USA Index (reflects no deduction for sales
 charges, account fees, expenses or taxes)                   -11.78    11.60
Lipper International Funds Index (reflects no deduction for
 sales charges, account fees or taxes)                       -14.48    11.85

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

--------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
--------------------------------------------------------------------------------------------------------------------

      SUNG LEE                          4 years              Senior Vice President - Capital Research Global
      Vice President                                         Investors
--------------------------------------------------------------------------------------------------------------------
      JESPER LYCKEUS                    4 years              Senior Vice President - Capital Research Global
                                                             Investors
--------------------------------------------------------------------------------------------------------------------
      DAVID M. RILEY                    4 years              Senior Vice President - Capital Research Global
                                                             Investors
--------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
 INTERNATIONAL GROWTH AND
 INCOME FUND                   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  31
                                                                             ---


ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with high total return
(including income and capital gains) consistent with preservation of capital over the long term.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.30%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.01
Total annual fund operating expenses...................................  0.56

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 2 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $57    $179    $313     $701

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 43% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund's investment adviser expects (but is not required)
to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2011, the fund was approximately 75% invested in equity securities, 21% invested in debt securities and 4% invested in money market instruments. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities.

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less).
Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size. The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United
States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds."

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

----
32  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  ASSET ALLOCATION FUND
----


YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and income generated by, the common stocks, bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING IN INCOME-ORIENTED STOCKS -- Income provided by the fund may be reduced by changes in the dividend policies of, and the
capital resources available at, the companies in which the fund invests.

INVESTING IN BONDS -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

INVESTING IN LOWER RATED BONDS -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

THINLY TRADED SECURITIES -- There may be little trading in the secondary market for particular bonds or other securities, which may make them more difficult to value, acquire or sell.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States.

ASSET ALLOCATION -- The fund's percentage allocations to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Citigroup Broad Investment-Grade (BIG) Bond Index reflects market sectors and securities in which the fund primarily invests.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                     [CHART]

  '02     '03     '04     '05     '06     '07     '08     '09     '10     '11
 -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
-12.38%  21.74%   8.34%   9.14%  14.66%   6.55% -29.51%  23.98%  12.50%   1.30%

                                                                             ---
        ASSET ALLOCATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  33
                                                                             ---


The fund's highest/lowest quarterly results during this time period were:

HIGHEST   12.15% (quarter ended June 30, 2003)
LOWEST   -16.35% (quarter ended December 31, 2008)

For periods ended December 31, 2011:

AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS LIFETIME*
-----------------------------------------------------------------------------
Fund                                         1.30%   1.20%   4.38%    7.52%
S&P 500 (reflects no deduction for sales
 charges, account fees, expenses or taxes)   2.09   -0.25    2.92     8.26
Barclays Capital U.S. Aggregate Index
 (reflects no deduction for sales charges,
 account fees, expenses or taxes)            7.84    6.50    5.78     7.00
Citigroup Broad Investment-Grade (BIG)
 Bond Index (reflects no deduction for
 sales charges, account fees, expenses or
 taxes)                                      7.85    6.69    5.89     7.09

* Lifetime results are from August 1, 1989, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997; therefore, results for the fund prior to that date assume a hypothetical investment in
  Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

     ALAN N. BERRO                     12 years              Senior Vice President - Capital World Investors
     President
------------------------------------------------------------------------------------------------------------------------
     DAVID A. DAIGLE                   3 years               Senior Vice President - Fixed Income, Capital Research
                                                             Company
------------------------------------------------------------------------------------------------------------------------
     JEFFREY T. LAGER                  5 years               Senior Vice President - Capital World Investors
------------------------------------------------------------------------------------------------------------------------
     JAMES R. MULALLY                  6 years               Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------
     EUGENE P. STEIN                   4 years               Senior Vice President - Capital World Investors
------------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
34  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  ASSET ALLOCATION FUND
----


GLOBAL BALANCED FUND

INVESTMENT OBJECTIVE

This fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)*  CLASS
-------------------------------------------------------------------------------------------------------------------------

                                    Management fee...............................................................  0.66%
                                    Distribution and/or service (12b-1) fees.....................................  0.25
                                    Other expenses...............................................................  0.03
                                    Total annual fund operating expenses.........................................  0.94

*Estimated by annualizing actual expenses for a partial year.

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 2 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                             1 YEAR 3 YEARS 5 YEARS 10 YEARS
                    ----------------------------------------

                    Class 2   $96    $300    $520    $1,155

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 34% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

As a balanced fund with global scope, the fund seeks to invest in equity and debt securities of companies around the world that offer the opportunity for growth and/or provide dividend income, while also constructing its portfolio to protect principal and limit volatility. The fund will allocate its assets among various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (at least 40% of its net assets
-- unless market conditions are not deemed favorable by the fund's investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States).

The fund's ability to invest in issuers domiciled outside the United States includes investing in securities of issuers in emerging and developing countries.

Normally, the fund will maintain at least 45% of the value of its assets in common stocks and other equity investments. Although the fund's equity investments focus is on medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size.

Normally, the fund will invest at least 30% of the value of its assets in bonds and other debt securities (including money market instruments). These will consist of investment-grade securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser).

The fund may invest in bonds and other debt securities, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities, and securities backed by mortgages or other assets. The fund may also invest in securities of governments, agencies, corporations and other entities domiciled outside the United States. These investments will typically be denominated in currencies other than U.S. dollars.

                                                                             ---
         GLOBAL BALANCED FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  35
                                                                             ---


The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING IN INCOME-ORIENTED STOCKS -- Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

INVESTING IN EMERGING AND DEVELOPING COUNTRIES -- Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.
For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

INVESTING IN BONDS -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

INVESTING IN MORTGAGE-BACKED AND ASSET-BACKED SECURITIES -- Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund's income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

THINLY TRADED SECURITIES -- There may be little trading in the secondary market for particular bonds or other securities, which may make them more difficult to value, acquire or sell.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

----
36  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL BALANCED FUND
----


INVESTMENT RESULTS

Because the fund began investment operations on May 2, 2011, information regarding full calendar year investment results is not available as of the date of this prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

    HILDA L. APPLBAUM                   1 year               Senior Vice President - Capital World Investors
                             (since the fund's inception)
------------------------------------------------------------------------------------------------------------------------
    MARK A. BRETT                       1 year               Vice President - Fixed Income, Capital Research Company
                             (since the fund's inception)
------------------------------------------------------------------------------------------------------------------------
    NORIKO H. CHEN                      1 year               Senior Vice President - Capital World Investors
                             (since the fund's inception)
------------------------------------------------------------------------------------------------------------------------
    JOANNA F. JONSSON                   1 year               Senior Vice President - Capital World Investors
                             (since the fund's inception)
------------------------------------------------------------------------------------------------------------------------
    ROBERT H. NEITHART                  1 year               Senior Vice President - Fixed Income, Capital Research and
                             (since the fund's inception)    Management Company

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
         GLOBAL BALANCED FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  37
                                                                             ---


BOND FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.36%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.02
Total annual fund operating expenses...................................  0.63

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 2 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $64    $202    $351     $786

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 163% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least
80% of its assets in bonds and other debt securities. The fund invests at least
65% of its assets in investment-grade debt securities (rated Baa3 or better or
BBB- or better by Nationally Recognized Statistical Rating Organizations
designated by the fund's investment adviser, or NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser), including cash and cash equivalents, securities issued and guaranteed by the
U.S. and other governments, and securities backed by mortgage and other assets.
The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs or unrated but determined by the fund's investment adviser to be of equivalent quality. Such securities are sometimes referred to as "junk bonds." The fund may invest in debt securities of issuers domiciled outside the United States. The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. In addition, the fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to be announced contracts and mortgage rolls. These contracts are normally of short duration and are replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund's portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

----
38  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  BOND FUND
----


PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

MARKET CONDITIONS -- The prices of, and income generated by, the bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING IN BONDS -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

INVESTING IN LOWER RATED BONDS -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

THINLY TRADED SECURITIES -- There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

INVESTING IN MORTGAGE-RELATED SECURITIES -- Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund's income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

INVESTING IN FUTURE DELIVERY CONTRACTS -- Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund's market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

INVESTING IN SECURITIES BACKED BY THE U.S. GOVERNMENT -- Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

                                                                             ---
                    BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  39
                                                                             ---


INVESTMENT RESULTS

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Lipper Intermediate Investment Grade Debt Funds
Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                   [CHART]

  '02     '03     '04     '05     '06     '07     '08     '09     '10     '11
 -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
  4.05%  12.80%   5.72%  1.59%    6.99%   3.33%  -9.35%  12.61%   6.44%   6.10%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   5.96% (quarter ended June 30, 2009)
LOWEST   -5.52% (quarter ended September 30, 2008)

For periods ended December 31, 2011:

AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS LIFETIME*
-----------------------------------------------------------------------------
Fund                                         6.10%  3.56%    4.85%    5.23%
Barclays Capital U.S. Aggregate Index
 (reflects no deduction for sales charges,
 account fees, expenses or taxes)            7.84   6.50     5.78     6.16
Lipper Intermediate Investment Grade Debt
 Funds Average (reflects no deduction for
 sales charges, account fees or taxes)       6.22   5.63     5.18     5.53

* Lifetime results are from January 2, 1996, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997; therefore, results for the fund prior to that date assume a hypothetical investment in
  Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

----
40  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  BOND FUND
----


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

------------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)             IN FUND
------------------------------------------------------------------------------------------------------------------------

     DAVID C. BARCLAY                  14 years              Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------
     MARK H. DALZELL                   7 years               Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------
     DAVID A. HOAG                     5 years               Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------

     THOMAS H. HOGH                    5 years               Senior Vice President - Fixed Income, Capital Research
                                                             Company
------------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
                    BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  41
                                                                             ---


GLOBAL BOND FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.53%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.03
Total annual fund operating expenses...................................  0.81

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 2 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $83    $259    $450   $1,002

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 101% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market circumstances, the fund invests at least 80% of its assets in bonds. The fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The fund may invest substantially in securities of issuers domiciled outside the United States, including issuers in emerging market countries. Normally, the fund's debt obligations consist substantially of investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally
Recognized Statistical Rating Organizations designated by the fund's investment adviser, or NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser). The fund may also invest a portion of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds." The total return of the fund will be the result of interest income, changes in the market value of the fund's investments and changes in the values of other currencies relative to the U.S. dollar.

The fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with government officials, central banks and company executives. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

----
42  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL BOND FUND
----


PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

MARKET CONDITIONS -- The prices of, and income generated by, the bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING IN BONDS -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

INVESTING IN LOWER RATED BONDS -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

THINLY TRADED SECURITIES -- There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

CURRENCY -- The prices of, and the income generated by, most debt securities held by the fund may also be affected by changes in relative currency values.
If the U.S. dollar appreciates against foreign currencies, the value in U.S.
dollars of the fund's securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

INVESTING IN EMERGING AND DEVELOPING COUNTRIES -- Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.
For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

NON-DIVERSIFICATION -- As a non-diversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding would adversely impact the fund's investment results more than if the fund were invested in a larger number of issuers.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Global Income Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

                                                                             ---
             GLOBAL BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  43
                                                                             ---


Calendar year total returns.

                  [CHART]

 '07      '08      '09      '10      '11
-----    -----    -----    -----    -----
9.23%    3.48%    9.69%    5.23%    4.54%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   7.90% (quarter ended September 30, 2010)
LOWEST   -4.20% (quarter ended September 30, 2008)

For periods ended December 31, 2011:

AVERAGE ANNUAL TOTAL RETURNS             1 YEAR 5 YEARS LIFETIME*
-----------------------------------------------------------------
Fund                                      4.54%  6.40%    6.58%
Barclays Capital Global Aggregate Index
 (reflects no deduction for sales
 charges, account fees, expenses or
 taxes)                                   5.64   6.46     6.52
Lipper Global Income Funds Average
 (reflects no deduction for sales
 charges, account fees or taxes)          3.68   5.54     5.62

* Lifetime results are from October 4, 2006, the date the fund began investment operations. Class 2 shares were first sold on November 6, 2006. Results prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

------------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

     MARK H. DALZELL                    6 years              Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------
     THOMAS H. HOGH                     6 years              Senior Vice President - Fixed Income, Capital Research
                                                             Company
------------------------------------------------------------------------------------------------------------------------
     JAMES R. MULALLY                   4 years              Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

----
44  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL BOND FUND
----


PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
             GLOBAL BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  45
                                                                             ---


HIGH-INCOME BOND FUND

INVESTMENT OBJECTIVE

The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.46%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.01
Total annual fund operating expenses...................................  0.72

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 2 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $74    $230    $401     $894

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 51% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally Recognized
Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined by the fund's investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as "junk bonds." The fund may invest a portion of its assets in securities of issuers domiciled outside the United States.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than those that exist in funds investing in higher quality debt securities.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

----
46  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  HIGH-INCOME BOND FUND
----


INVESTING IN LOWER RATED BONDS -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

THINLY TRADED SECURITIES -- There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

INVESTING IN BONDS -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

MARKET CONDITIONS -- The prices of, and income generated by, the bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper High Current Yield Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                     [CHART]

 '02     '03     '04     '05     '06     '07     '08     '09     '10     '11
-----   -----   -----   -----   -----   -----   -----   -----   -----   -----
-1.83%  29.51%   9.59%   2.20%  10.59%   1.33% -23.84%  38.94%  15.07%   1.92%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   16.18% (quarter ended June 30, 2009)
LOWEST   -16.05% (quarter ended December 31, 2008)

                                                                             ---
        HIGH-INCOME BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  47
                                                                             ---


For periods ended December 31, 2011:

AVERAGE ANNUAL TOTAL RETURNS                                       1 YEAR 5 YEARS 10 YEARS LIFETIME*
----------------------------------------------------------------------------------------------------

Fund                                                                1.92%  4.69%    7.07%    9.09%
Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index
 (reflects no deduction for sales charges, account fees, expenses
 or taxes)                                                          4.96   7.74     8.96      N/A
Lipper High Current Yield Funds Index (reflects no deduction
 for sales charges, account fees or taxes)                          2.85   5.13     7.08     7.57

* Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997;
  therefore, lifetime results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

     DAVID C. BARCLAY                  19 years              Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------
     DAVID A. DAIGLE                   3 years               Senior Vice President - Fixed Income, Capital Research
                                                             Company
------------------------------------------------------------------------------------------------------------------------
     MARCUS B. LINDEN                  5 years               Senior Vice President - Fixed Income, Capital Research
                                                             Company

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
48  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  HIGH-INCOME BOND FUND
----


MORTGAGE FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide current income and preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT) *  CLASS 2
---------------------------------------------------------------------------------------------------------------------------

                                    Management fee.................................................................  0.42%
                                    Distribution and/or service (12b-1) fees.......................................  0.25
                                    Other expenses.................................................................  0.00
                                    Total annual fund operating expenses...........................................  0.67

*Estimated by annualizing actual expenses for a partial year.

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 2 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                             1 YEAR 3 YEARS 5 YEARS 10 YEARS
                    ----------------------------------------

                    Class 2   $68    $214    $373     $835

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 480% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, at least 80% of the fund's assets is invested in mortgage-related securities, including securities collateralized by mortgage loans and contracts for future delivery of such securities (such as to be announced contracts and mortgage dollar rolls). The contracts for future delivery are normally of short duration and are replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund's portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The fund invests primarily in mortgage-related securities that are sponsored or guaranteed by the U.S. government, such as securities issued by government-sponsored entities that are not backed by the full faith and credit of the U.S. government, and non-government mortgage-related securities that are rated in the Aaa or AAA rating category (by Nationally Recognized Statistical
Rating Organizations designated by the fund's investment adviser) or unrated but determined to be of equivalent quality by the fund's investment adviser.
The fund may also invest a portion of its assets in debt issued by federal agencies.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                                                             ---
                MORTGAGE FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  49
                                                                             ---


PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

INVESTING IN MORTGAGE-RELATED SECURITIES -- Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund's income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

INVESTING IN FUTURE DELIVERY CONTRACTS -- Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund's market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

INVESTING IN BONDS -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

INVESTING IN SECURITIES BACKED BY THE U.S. GOVERNMENT -- Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

MARKET CONDITIONS -- The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

THINLY TRADED SECURITIES -- There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

It is important to note that neither your investment in the fund nor the fund's yield is guaranteed by the U.S. government. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

Because the fund began investment operations on May 2, 2011, information regarding full calendar year investment results is not available as of the date of this prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

--------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
--------------------------------------------------------------------------------------------------------------------

    FERGUS N. MACDONALD                 1 year               Senior Vice President - Fixed Income, Capital Research
                             (since the fund's inception)    Company
--------------------------------------------------------------------------------------------------------------------
    WESLEY K.-S. PHOA                   1 year               Senior Vice President - Fixed Income, Capital Research
                             (since the fund's inception)    Company
--------------------------------------------------------------------------------------------------------------------

----
50  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  MORTGAGE FUND
----


TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
                MORTGAGE FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  51
                                                                             ---


U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide a high level of current income consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.33%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.01
Total annual fund operating expenses...................................  0.59

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 2 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $60    $189    $329     $738

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 234% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the fund invests at least 80% of its assets in securities that are guaranteed or sponsored by the U.S. government or debt securities that are rated Aaa or AAA by Nationally Recognized Statistical Rating Organizations
designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

The fund may also invest a significant portion of its assets in mortgage-backed securities, including contracts for future delivery of such securities, such as to be announced contracts and mortgage rolls. The contracts for future delivery are normally of short duration and are replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund's portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

INVESTING IN SECURITIES BACKED BY THE U.S. GOVERNMENT -- Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current

----
52  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
----


market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the
U.S. government are neither issued nor guaranteed by the U.S. government.

INVESTING IN BONDS -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

INVESTING IN MORTGAGE-RELATED SECURITIES -- Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund's income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

INVESTING IN FUTURE DELIVERY CONTRACTS -- Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund's market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

MARKET CONDITIONS -- The prices of, and income generated by, the bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

It is important to note that neither your investment in the fund nor the fund's yield is guaranteed by the U.S. government. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper General U.S. Government Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Consumer Price Index provides a comparison of the fund's results to inflation. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                   [CHART]

 '02     '03     '04     '05     '06     '07     '08     '09     '10     '11
-----   -----   -----   -----   -----   -----   -----   -----   -----   -----
9.15%   2.28%   3.30%   2.41%   3.75%   6.49%   7.63%   2.50%   5.75%   7.58%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   5.12% (quarter ended December 31, 2008)
LOWEST   -1.73% (quarter ended June 30, 2004)

                                                                                         ---
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  53
                                                                                         ---


For periods ended December 31, 2011:

AVERAGE ANNUAL TOTAL RETURNS                                 1 YEAR 5 YEARS 10 YEARS LIFETIME*
----------------------------------------------------------------------------------------------

Fund                                                          7.58%  5.97%    5.06%    6.56%
Barclays Capital U.S. Government/Mortgage Backed
 Securities Index (reflects no deduction for sales charges,
 account fees, expenses or taxes)                             7.74   6.56     5.64     7.47
Lipper General U.S. Government Funds Average (reflects
 no deduction for sales charges, account fees or taxes)       8.44   5.85     4.97     6.35
Consumer Price Index (CPI)                                    2.96   2.26     2.48     2.83

* Lifetime results are from December 2, 1985, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997;
  therefore, lifetime results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
----------------------------------------------------------------------------------------------------------------------------

    KEVIN ADAMS                         1 year               Vice President - Fixed Income, Capital Research Company
----------------------------------------------------------------------------------------------------------------------------
    THOMAS H. HOGH                     15 years              Senior Vice President - Fixed Income, Capital Research Company
----------------------------------------------------------------------------------------------------------------------------
    FERGUS N. MACDONALD                2 years               Senior Vice President - Fixed Income, Capital Research Company
----------------------------------------------------------------------------------------------------------------------------
    WESLEY K.-S. PHOA                  2 years               Senior Vice President - Fixed Income, Capital Research Company
----------------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
54  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
----


CASH MANAGEMENT FUND

INVESTMENT OBJECTIVE

The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.32%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.01
Total annual fund operating expenses...................................  0.58

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 2 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $59    $186    $324     $726

PRINCIPAL INVESTMENT STRATEGIES

Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, U.S. or
Canadian government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity support features, including guarantees.

The fund may invest in securities issued by entities domiciled outside the
United States and securities with credit and liquidity support features provided by entities domiciled outside of the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the
United States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity. The investment adviser believes that an important way to accomplish this is by analyzing various factors, including the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

THE FUND IS NOT MANAGED TO MAINTAIN A STABLE ASSET VALUE OF $1.00 PER SHARE AND
IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

INVESTING IN MONEY MARKET SECURITIES -- The values and liquidity of the securities held by the fund may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

LOW INTEREST RATE ENVIRONMENT -- During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

CREDIT AND LIQUIDITY SUPPORT -- Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

                                                                             ---
         CASH MANAGEMENT FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  55
                                                                             ---


INVESTMENT RESULTS

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the fund's average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                    [CHART]

 '02     '03     '04     '05     '06     '07     '08     '09     '10     '11
-----   -----   -----   -----   -----   -----   -----   -----   -----   -----
 1.00%   0.47%   0.70%   2.68%   4.59%   4.73%   1.90%  -0.33%  -0.35%  -0.53%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   1.23% (quarter ended December 31, 2006)
LOWEST   -0.18% (quarter ended September 30, 2011)

For periods ended December 31, 2011:

AVERAGE ANNUAL TOTAL RETURNS  1 YEAR 5 YEARS 10 YEARS LIFETIME*
---------------------------------------------------------------
           Fund               -0.53%  1.06%    1.47%    3.97%

* Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 2 shares were first offered on April 30, 1997;
  therefore, lifetime results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
56  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  CASH MANAGEMENT FUND
----


INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

GLOBAL DISCOVERY FUND

The investment objective of the fund is long-term growth of capital. Current income is a secondary consideration.

The fund is designed for investors seeking capital appreciation through investments in stocks of issuers based around the world. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

NEW ECONOMY -- The fund seeks to achieve its objective by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy. In implementing this strategy, the fund may invest in any company, provided that the investment adviser determines that the company could participate and thrive in the new economy. As it is inherently difficult to articulate a precise formula for what constitutes the new economy at any given time, the investment adviser's definition of what constitutes the new economy may change over time.

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund invests primarily in common stocks that the investment adviser believes have the potential for growth. The fund also invests in common stocks with the potential to pay dividends.

The prices of, and income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the fund may involve large price swings and greater potential for loss than other types of investments.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

EMERGING AND DEVELOPING COUNTRIES -- The fund normally invests a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets. Many of these countries are also known as emerging markets. Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  57
                                                                             ---


FUND COMPARATIVE INDEXES -- Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Global Service and
Information Index is a subset of the unmanaged MSCI All Country World Index, which is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in more than 40 developed and emerging market country indexes. This subset is 70% U.S.-weighted and consists specifically of companies in the service and information industries that together represent approximately 60% of the MSCI All Country World Index. The
MSCI All Country World Index has been used since January 2011. Prior to that, the MSCI World Index, which measures equity market results of more than 20 developed market country indexes, was used. The index is compiled by the fund's investment adviser, Capital Research and Management Company, is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper Growth Funds Index is an equally weighted index of growth funds.
These funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes. Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the
United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

GLOBAL GROWTH FUND

The fund's investment objective is to provide you with long-term growth of capital.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund invests primarily in common stocks of companies located around the world that the investment adviser believes have the potential for growth. The prices of, and income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the fund may involve large price swings and greater potential for loss than other types of investments.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

EMERGING AND DEVELOPING COUNTRIES -- The fund normally invests a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets. Many of these countries are also known as emerging markets. Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such

----
58  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of developed markets. The index consists of more than 20 developed market country indexes, including the United States. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.
Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United States and may own U.S. securities as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

GLOBAL SMALL CAPITALIZATION FUND

The fund's investment objective is to provide you with long-term growth of capital.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

SMALL CAPITALIZATION ISSUERS -- Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities
(such as preferred stocks, convertible preferred stocks and convertible bonds)
of companies with small market capitalizations, measured at the time of purchase. However, the fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. This policy is subject to change only upon 60 days' written notice to shareholders. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of $4.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. Investing in smaller companies may pose additional risks to those set forth below as it is often more difficult to value or dispose of small company stocks, more difficult to obtain information about smaller companies, and the prices of their stocks may be more volatile than stocks of larger, more established companies.

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the fund may involve large price swings and greater potential for loss than other types of investments.
These risks may be heightened in the case of smaller capitalization stocks.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

EMERGING AND DEVELOPING COUNTRIES -- The fund normally invests a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets. Many of these countries are also known as emerging markets.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  59
                                                                             ---


Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- MSCI All Country World Small Cap Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper Global Small-Cap Funds
Average is composed of funds that invest at least 25% of their portfolios in securities with primary trading markets outside the United States, and that limit at least 65% of their investments to companies with market capitalizations of less than $1 billion at the time of purchase. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

GROWTH FUND

The fund's investment objective is to provide you with growth of capital.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The prices of, and income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the fund may involve large price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such

----
60  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees expenses or taxes. Lipper Capital
Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes. Lipper Growth Funds Index is an equally weighted index of growth funds.
These funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

INTERNATIONAL FUND

The fund's investment objective is to provide you with long-term growth of capital.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund invests primarily in common stocks of companies located outside the United States. The prices of, and income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes;
local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the fund may involve large price swings and greater potential for loss than other types of investments.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

EMERGING AND DEVELOPING COUNTRIES -- The fund normally invests a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets. Many of these countries are also known as emerging markets. Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  61
                                                                             ---


CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper
International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the United States.
The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

NEW WORLD FUND

The fund's investment objective is long-term capital appreciation.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

DEVELOPING COUNTRIES -- The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets and that the investment adviser believes have potential of providing capital appreciation. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser), with exposure to these countries.
Bonds rated Ba1 or BB+ or below are sometimes referred to as "junk bonds."

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

In determining whether a country is qualified, the fund considers such factors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains.
The fund's investment adviser maintains a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina,
Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic,
Dominican Republic, Egypt, Hungary, India, Jordan, Kazakhstan, Lebanon,
Malaysia, Malta, Mexico, Morocco, Oman, Panama, Peru, Philippines, Poland,
Russian Federation, South Africa, Thailand, Turkey, Ukraine, United Arab
Emirates and Venezuela.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the fund may invest up to
25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may

----
62  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets.
Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the fund may involve large price swings and greater potential for loss than other types of investments.
These risks may be heightened in the case of smaller capitalization stocks.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

SMALL CAPITALIZATION COMPANIES -- Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

DEBT SECURITIES -- The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.
For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.
Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.
In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

HIGH YIELD BONDS -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that measures equity market results in the global developed and emerging markets, consisting of more than
40 developed and emerging market country indexes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global emerging markets, consisting of more than 20 emerging market country indexes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

BLUE CHIP INCOME AND GROWTH FUND

The fund's investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  63
                                                                             ---


fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations of $4 billion and above. In seeking to provide you with a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500. The fund also ordinarily invests at least
90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade. The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The fund invests, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The prices of, and income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve large price swings and greater potential for loss than other types of investments.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper Growth &
Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

GLOBAL GROWTH AND INCOME FUND

The fund's investment objective is to provide you with long-term growth of capital while providing current income.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund invests primarily in common stocks of well-established companies located around the world, many of which have the potential for growth and/or to pay dividends. The fund invests, on a global basis, in common stocks that are denominated in U.S. dollars or other currencies.

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64  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


The prices of, and income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve large price swings and greater potential for loss than other types of investments. Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

INVESTING OUTSIDE THE UNITED STATES -- Under normal market circumstances the fund invests a significant portion of its assets in securities of issuers domiciled outside the United States. Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

EMERGING AND DEVELOPING COUNTRIES -- The fund normally invests a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets. Many of these countries are also known as emerging markets. Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of developed markets. The index consists of more than 20 developed market country indexes, including the United States. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.
Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United States and may own U.S. securities as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

GROWTH-INCOME FUND

The fund's investment objectives are to achieve long-term growth of capital and income.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed below.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  65
                                                                             ---


The following describes certain of the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size. The fund is designed for investors seeking both capital appreciation and income.

The prices of, and income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve large price swings and greater potential for loss than other types of investments. Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

INVESTING OUTSIDE THE UNITED STATES -- The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the
United States. Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S.
dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United
States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the
United States.

DEBT SECURITIES -- The fund may also invest in bonds and other debt securities.
The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper Growth &
Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

INTERNATIONAL GROWTH AND INCOME FUND

The fund's investment objective is to provide you with long-term growth of capital while providing current income.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the

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66  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

The fund invests primarily in stocks of larger, well-established companies domiciled outside the United States, including countries with developing economies and/or markets, that the investment adviser believes have the potential for growth and/or to pay dividends. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed on exchanges outside the United States. The fund therefore expects to be invested in numerous countries outside the United States. The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund focuses on stocks of companies with strong earnings that pay dividends. The fund's investment adviser believes that these stocks will be more resistant to market declines than stocks of companies that do not pay dividends.

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve large price swings and greater potential for loss than other types of investments. Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

EMERGING AND DEVELOPING COUNTRIES -- The fund normally invests a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets. Many of these countries are also known as emerging markets. Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. MSCI World ex USA
Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of developed markets, excluding the
United States. The index consists of more than 20 developed market country indexes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  67
                                                                             ---


ASSET ALLOCATION FUND

The fund's investment objective is to provide you with high total return
(including income and capital gains) consistent with preservation of capital over the long term.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size. Under normal market conditions, the fund's investment adviser expects (but is not required)
to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2011, the fund was approximately 75% invested in equity securities, 21% invested in debt securities and 4% invested in money market instruments. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities. The fund's percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The prices of, and income generated by, the common stocks, bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes;
local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve large price swings and greater potential for loss than other types of investments. Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

DEBT SECURITIES -- The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.
For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.
Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.
In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

HIGH YIELD BONDS -- The fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally
Recognized Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds."
Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

INVESTING OUTSIDE THE UNITED STATES -- The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. These investments may include companies in emerging and developing countries. Securities of issuers domiciled outside the United States, or with significant operations outside the United
States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United
States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the
United States may be heightened in connection with investments in emerging and developing countries.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such

----
68  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Barclays Capital
U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Citigroup Broad Investment-Grade
(BIG) Bond Index is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade corporate securities with maturities of one year or longer. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

GLOBAL BALANCED FUND

The fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund's objectives and corresponding risks:

INVESTING OUTSIDE THE UNITED STATES (INCLUDING EMERGING AND DEVELOPING
COUNTRIES) -- Normally, the fund invests a significant portion of its assets in securities of issuers outside the United States, including in securities of issuers in countries with developing economies and/or markets. Many of these countries are known as emerging markets.

Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund maintains at least 45% of the value of its assets in common stocks and other equity investments under normal market conditions. Although the fund's equity investments focus on medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size.

The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  69
                                                                             ---


The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the fund may involve larger price swings and greater potential for loss than other types of investments. Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

DEBT SECURITIES -- Normally, the fund invests at least 30% of the value of its assets in bonds and other debt securities (including money market instruments).
These consist of investment-grade securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser). There are no restrictions on the maturity or duration of the bonds and other debt securities in the fund's portfolio.

The prices of, and the income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

HIGH YIELD BONDS -- The fund may also invest to a limited extent in lower quality, higher yielding debt securities including those convertible into common stocks (rated Ba1 or below and BB+ or below by Nationally Recognized
Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds."

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

SECURITIES BACKED BY THE U.S. TREASURY, OTHER GOVERNMENT SECURITIES AND
MORTGAGE-BACKED SECURITIES -- The fund may invest in bonds and other debt securities, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The fund may also invest in securities of governments, agencies, corporations and other entities domiciled outside the
United States. These investments will typically be denominated in currencies other than U.S. dollars.

Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay"
their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income. Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the expected terms of the securities backed by such mortgages. This reduces the potential for the fund to invest the principal in higher yielding securities. In addition, the values of the securities ultimately depend upon the payment of the underlying loans by individuals.

Securities backed by the U.S. Treasury or the full faith and credit of the U.S.
government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S.
government are neither issued nor guaranteed by the U.S. government.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

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70  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
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

BOND FUND

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least
80% of its assets in bonds and other debt securities. This policy is subject to change only upon 60 days' written notice to shareholders. The fund invests at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents), including securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgage and other assets. The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and
BB+ or below by Nationally Recognized Statistical Rating Organizations
designated by the fund's investment adviser or unrated but determined by the fund's investment adviser to be of equivalent quality. Such securities are sometimes referred to as "junk bonds." The fund may invest in debt securities of issuers domiciled outside the United States, including in emerging and developing countries. The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.
The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

DEBT SECURITIES -- The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.
For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.
Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.
In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

HIGH YIELD BONDS -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

MORTGAGE-BACKED SECURITIES -- Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and prepay their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.
Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the expected terms of the securities backed by such mortgages. This reduces the potential for the fund to invest the principal in higher yielding securities. In addition, the values of the securities ultimately depend upon the payment of the underlying loans by individuals.

FUTURE DELIVERY CONTRACTS -- The fund may enter into contracts, such as to be announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund's market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

SECURITIES BACKED BY THE U.S. TREASURY -- Securities backed by the U.S.
Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity.
Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  71
                                                                             ---


CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Barclays Capital U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper
Intermediate Investment Grade Debt Funds Average is composed of funds that invest primarily in investment-grade debt issues (rated in the top four grades)
with dollar-weighted average maturities of five to 10 years. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

GLOBAL BOND FUND

The fund's investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

DEBT SECURITIES -- Under normal market circumstances, the fund invests at least
80% of its assets in bonds. This policy is subject to change only upon 60 days'
written notice to shareholders. The fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The fund may invest substantially in securities of issuers domiciled outside the United States, including issuers in emerging market countries. Normally, the fund's debt obligations consist substantially of investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the fund's investment adviser, or NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser). The total return of the fund will be the result of interest income, changes in the market value of the fund's investments and changes in the values of other currencies relative to the U.S. dollar. Generally, the fund may invest in debt securities of any maturity or duration.

The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

The prices of, and the income generated by, most debt securities held by the fund may also be affected by changes in relative currency values. If the U.S.
dollar appreciates against foreign currencies, the value in U.S. dollars of the fund's securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

HIGH YIELD BONDs -- The fund may invest a portion of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds."
Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

----
72  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

EMERGING AND DEVELOPING COUNTRIES -- The fund normally invests a portion of its assets in securities of companies in countries with developing economies and/or markets. Many of these countries are also known as emerging markets. Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries.
The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

NON-DIVERSIFICATION -- The fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer. As a non-diversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding would adversely impact the fund's investment results more than if the fund were invested in a larger number of issuers.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Barclays Capital Global Aggregate Index represents the global investment-grade fixed-income markets. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper Global
Income Funds Average is composed of funds that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

HIGH-INCOME BOND FUND

The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

HIGH YIELD BONDs -- The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally
Recognized Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined by the fund's investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as "junk bonds."

Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  73
                                                                             ---


may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

DEBT SECURITIES -- Generally, the fund may invest in debt securities of any maturity or duration. The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

The fund may also invest in common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks, convertible bonds and warrants, that provide an opportunity for income and/or capital appreciation.
The prices of, and income generated by, the stocks, bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Barclays Capital U.S. Corporate High Yield 2%
Issuer Capped Index covers the universe of fixed rate, non-investment grade debt. The index limits the maximum exposure of any one issuer to 2%. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. This index was not in existence on the date the fund began investment operations; therefore, lifetime results are not shown. Lipper High Current
Yield Funds Index is an equally weighted index of funds that aim at high
(relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

MORTGAGE FUND

The fund's investment objective is to provide current income and preservation of capital.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund's objective and corresponding risks:

MORTGAGE-RELATED SECURITIES -- Normally, at least 80% of the fund's assets is invested in mortgage-related securities. These include, but are not limited to mortgage-backed securities, other securities collateralized by mortgage loans, as well as contracts for future delivery of such securities (such as to be announced contracts and mortgage dollar rolls). This policy is subject to change only upon 60 days' written notice to shareholders.

----
74  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


The fund invests primarily in mortgage-related securities that are sponsored or guaranteed by the U.S. government, such as securities issued by government-sponsored entities and non-government mortgage-related securities that are rated in the Aaa or AAA rating category (by Nationally Recognized
Statistical Rating Organizations designated by the fund's investment adviser)
or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund may invest a portion of its assets in mortgage-related securities rated in the Aa/AA and A rating categories (by Nationally Recognized
Statistical Rating Organizations designated by the fund's investment adviser)
or securities that are unrated but determined to be of equivalent quality by the fund's investment adviser. The fund may invest up to 10% of its assets in securities of issuers domiciled outside the United States; however, all such securities will be U.S.- dollar denominated. The fund may also invest a portion of its assets in debt issued by federal agencies.

FUTURE DELIVERY CONTRACTS -- The fund may enter into contracts, such as to be announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund's market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

SECURITIES BACKED BY THE U.S. GOVERNMENT -- Securities backed by the U.S.
Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity.
Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

DEBT SECURITIES -- Many types of bonds and other debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and prepay their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income. Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the expected terms of the securities backed by such mortgages. This reduces the potential for the fund to invest the principal in higher yielding securities. In addition, the values of the securities ultimately depend upon the payment of the underlying loans by individuals.

The prices of, and the income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices. A larger percentage of such holdings could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  75
                                                                             ---


U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

The fund's investment objective is to provide a high level of current income consistent with preservation of capital.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

Normally, the fund invests at least 80% of its assets in securities that are guaranteed or sponsored by the U.S. government or debt securities that are rated Aaa or AAA by Nationally Recognized Statistical Rating Organizations
designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser. This policy is subject to change only upon 60 days' written notice to shareholders. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

SECURITIES BACKED BY THE U.S. GOVERNMENT -- A security backed by the U.S.
Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity.
Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

MORTGAGE-BACKED SECURITIES -- The fund may also invest a significant portion of its assets in mortgage-backed securities. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer. Many types of bonds and other debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and prepay their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income. Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the expected terms of the securities backed by such mortgages. This reduces the potential for the fund to invest the principal in higher yielding securities. In addition, the values of the securities ultimately depend upon the payment of the underlying loans by individuals.

FUTURE DELIVERY CONTRACTS -- The fund may enter into contracts, such as to be announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund's market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

DEBT SECURITIES -- While the fund invests primarily in securities that are guaranteed or sponsored by the U.S. government, these securities are subject to interest rate and prepayment risks. The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

The prices of, and income generated by, the bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

It is important to note that neither your investment in the fund nor the fund's yield is guaranteed by the U.S. government.

----
76  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Barclays Capital U.S. Government/Mortgage Backed
Securities Index is a market-value-weighted index that covers fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury,
U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper General U.S. Government Funds Average is composed of funds that invest primarily in U.S. government and agency issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor
Statistics.

CASH MANAGEMENT FUND

The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

MONEY MARKET INSTRUMENTS -- Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. Some of the securities held by the fund may have credit and liquidity support features, including guarantees and letters of credit. Changes in the credit quality of the issuer or provider of these support features could cause the fund to experience a loss and may affect its share price.

The value and liquidity of the securities held by the fund may be affected by changing interest rates and by changes in credit ratings of the securities. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

The prices of, and the income generated by, securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.

The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed above.

The fund is not managed to maintain a stable asset value of $1.00 per share and it is possible to lose money by investing in the fund.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and
Management Company is a wholly owned subsidiary of The Capital Group Companies,
Inc. and is located at 333 South Hope Street, Los Angeles, California 90071,
and 6455 Irvine Center Drive, Irvine, California 92618. Capital Research and
Management Company manages the investment portfolios and business affairs of the Series. The total management fee paid by each fund for the previous fiscal year expressed as a percentage of average net assets of that fund, appear in the Annual Fund Operating Expenses table for each fund. A more detailed description of the Investment Advisory and Service Agreement between the Series and the investment adviser is included in the Series' statement of additional information. A discussion regarding the basis for the approval of the Series'
Investment Advisory and Service Agreement by the Series' board of trustees is contained in the Series' annual report to shareholders for the fiscal year ended December 31, 2011.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  77
                                                                             ---


Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Although not currently contemplated, Capital
Research and Management Company could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and the funds it advises have applied to the U.S. Securities and Exchange Commission for an
exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the funds' boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. Each fund's shareholders pre-approved this arrangement at a meeting of shareholders on November 24, 2009. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

In addition, shareholders approved a proposal to reorganize the series into a
Delaware statutory trust. The reorganization may be completed in 2012 or 2013;
however, the Series reserves the right to delay the implementation.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the funds'
portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the funds' portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the funds' portfolio transactions. The investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, the investment adviser does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the funds' portfolio transactions. A more detailed description of the investment adviser's policies is included in the statement of additional information.

PORTFOLIO MANAGEMENT

The Series relies on the professional judgment of its investment adviser,
Capital Research and Management Company, to make decisions about the funds'
portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PORTFOLIO HOLDINGS

A description of the funds' policies and procedures regarding disclosure of information about their portfolio securities is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition to the portfolio counselors below, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio.
Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

The primary individual portfolio counselors for each of the funds are:

                                                           PRIMARY TITLE WITH
                                                           INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR     PORTFOLIO COUNSELOR'S ROLE      (OR AFFILIATE)
   THE SERIES/TITLE (IF           IN MANAGEMENT OF,          AND INVESTMENT
       APPLICABLE)          AND EXPERIENCE IN, THE FUND(S)     EXPERIENCE
-------------------------------------------------------------------------------

DONALD D. O'NEAL            Serves as an equity portfolio  Senior Vice
VICE CHAIRMAN OF THE BOARD  counselor for: GROWTH-INCOME   President --
                            FUND -- 7 years                Capital Research
                                                           Global Investors
                                                           Investment
                                                           professional for 27
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
ALAN N. BERRO               Serves as an equity portfolio  Senior Vice
PRESIDENT                   counselor for: ASSET           President --
                            ALLOCATION FUND -- 12 years    Capital World
                                                           Investors
                                                           Investment
                                                           professional for 26
                                                           years in total; 21
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate

----
78  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                                                                                  PRIMARY TITLE WITH
                                                                                  INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR                PORTFOLIO COUNSELOR'S ROLE                  (OR AFFILIATE)
   THE SERIES/TITLE (IF                      IN MANAGEMENT OF,                      AND INVESTMENT
       APPLICABLE)                     AND EXPERIENCE IN, THE FUND(S)                 EXPERIENCE
------------------------------------------------------------------------------------------------------

C. ROSS SAPPENFIELD         Serves as an equity portfolio                         Senior Vice
SENIOR VICE PRESIDENT       counselor for: BLUE CHIP                              President --
                            INCOME AND GROWTH FUND --                             Capital Research
                            11 years (since the fund's                            Global Investors
                            inception)                                            Investment
                                                                                  professional for 20
                                                                                  years, all with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
CARL M. KAWAJA              Serves as an equity portfolio                         Senior Vice
VICE PRESIDENT              counselor for:  NEW WORLD                             President --
                            FUND -- 13 years (since the                           Capital World
                            fund's inception)                                     Investors
                                                                                  Investment
                                                                                  professional for 25
                                                                                  years in total; 21
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
SUNG LEE                    Serves as an equity portfolio                         Senior Vice
VICE PRESIDENT              counselor for:                                        President --
                            INTERNATIONAL FUND -- 6                               Capital Research
                            years INTERNATIONAL GROWTH AND INCOME FUND -- 4 years Global Investors
                            (since the fund's inception)                          Investment
                                                                                  professional for 18
                                                                                  years, all with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
ROBERT W. LOVELACE          Serves as an equity portfolio                         Senior Vice
VICE PRESIDENT              counselor for: GLOBAL GROWTH                          President --
                            FUND -- 15 years (since the                           Capital World
                            fund's inception) NEW WORLD                           Investors
                            FUND -- 13 years (since the                           Investment
                            fund's inception)                                     professional for 27
                                                                                  years, all with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
KEVIN ADAMS                 Serves as a fixed-income                              Vice President --
                            portfolio counselor for:                              Fixed Income,
                            U.S. GOVERNMENT/AAA-RATED SECURITIES FUND -- 1 year   Capital Research
                                                                                  Company
                                                                                  Investment
                                                                                  professional for 27
                                                                                  years in total; 12
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
HILDA L. APPLBAUM           Serves as an                                          Senior Vice
                            equity/fixed-income portfolio                         President --
                            counselor for: GLOBAL                                 Capital World
                            BALANCED FUND -- 1 year                               Investors
                            (since the fund's inception)                          Investment
                                                                                  professional for 25
                                                                                  years in total; 17
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
DAVID C. BARCLAY            Serves as a fixed-income                              Senior Vice
                            portfolio counselor for:                              President -- Fixed
                            HIGH-INCOME BOND FUND -- 19                           Income, Capital
                            years BOND FUND -- 14 years                           Research and
                                                                                  Management Company
                                                                                  Investment
                                                                                  professional for 31
                                                                                  years in total; 24
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
DONNALISA PARKS BARNUM      Serves as an equity portfolio                         Senior Vice
                            counselor for: GROWTH                                 President --
                            FUND -- 9 years                                       Capital World
                                                                                  Investors
                                                                                  Investment
                                                                                  professional for 31
                                                                                  years in total; 26
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
L. ALFONSO BARROSO          Serves as an equity portfolio                         Senior Vice
                            counselor for:                                        President --
                            INTERNATIONAL FUND -- 3 years                         Capital Research
                                                                                  Global Investors
                                                                                  Investment
                                                                                  professional for 18
                                                                                  years, all with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
MARK A. BRETT               Serves as a fixed-income                              Vice President --
                            portfolio counselor                                   Fixed Income,
                            for: GLOBAL BALANCED                                  Capital Research
                            FUND -- 1 year (since the                             Company
                            fund's inception)                                     Investment
                                                                                  professional for 33
                                                                                  years in total;
                                                                                  19 years with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
CHRISTOPHER D. BUCHBINDER   Serves as an equity portfolio                         Senior Vice
                            counselor for: BLUE CHIP                              President --
                            INCOME AND GROWTH FUND -- 5                           Capital Research
                            years                                                 Global Investors
                                                                                  Investment
                                                                                  professional for 17
                                                                                  years, all with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
NORIKO H. CHEN              Serves as an equity portfolio                         Senior Vice
                            counselor for: GLOBAL                                 President --
                            BALANCED FUND -- 1 year                               Capital World
                            (since the fund's inception)                          Investors
                                                                                  Investment
                                                                                  professional for 22
                                                                                  years in total; 14
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
GORDON CRAWFORD             Serves as an equity portfolio                         Senior Vice
                            counselor for: GLOBAL SMALL                           President --
                            CAPITALIZATION FUND -- 14                             Capital Research
                            years (since the fund's                               Global Investors
                            inception) GLOBAL DISCOVERY                           Investment
                            FUND -- 7 years                                       professional for 41
                                                                                  years, all with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  79
                                                                             ---


                                                           PRIMARY TITLE WITH
                                                           INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR     PORTFOLIO COUNSELOR'S ROLE      (OR AFFILIATE)
   THE SERIES/TITLE (IF           IN MANAGEMENT OF,          AND INVESTMENT
       APPLICABLE)          AND EXPERIENCE IN, THE FUND(S)     EXPERIENCE
-------------------------------------------------------------------------------

DAVID A. DAIGLE             Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                             ASSET ALLOCATION FUND -- 3    Income, Capital
                            years HIGH-INCOME BOND         Research Company
                            FUND -- 3 years (plus 9 years  Investment
                            of prior experience as an      professional for 18
                            investment analyst for the     years, all with
                            fund)                          Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
MARK H. DALZELL             Serves as a fixed-income       Senior Vice
                            portfolio counselor            President -- Fixed
                            for: BOND FUND -- 7            Income, Capital
                            years GLOBAL BOND FUND -- 6    Research and
                            years (since the fund's        Management Company
                            inception)                     Investment
                                                           professional for 34
                                                           years in total; 24
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
MARK E. DENNING             Serves as an equity portfolio  Senior Vice
                            counselor for: GLOBAL SMALL    President --
                            CAPITALIZATION FUND -- 14      Capital Research
                            years (since the fund's        Global Investors
                            inception) GLOBAL DISCOVERY    Investment
                            FUND -- 7 years                professional for 30
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
J. BLAIR FRANK              Serves as an equity portfolio  Senior Vice
                            counselor for: GLOBAL SMALL    President --
                            CAPITALIZATION FUND -- 9       Capital Research
                            years GROWTH-INCOME FUND -- 6  Global Investors
                            years                          Investment
                                                           professional for 19
                                                           years in total; 18
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
DAVID A. HOAG               Serves as a fixed-income       Senior Vice
                            portfolio counselor for: BOND  President -- Fixed
                            FUND -- 5 years                Income, Capital
                                                           Research and
                                                           Management Company
                                                           Investment
                                                           professional for 24
                                                           years in total; 21
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
THOMAS H. HOGH              Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            GLOBAL BOND FUND -- 6 years    Income, Capital
                            (since the fund's              Research Company
                            inception) U.S.                Investment
                            GOVERNMENT/AAA-RATED           professional for 25
                            SECURITIES FUND --15           years in total; 22
                            years BOND FUND -- 5 years     years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
CLAUDIA P. HUNTINGTON       Serves as an equity portfolio  Senior Vice
                            counselor for: GROWTH-INCOME   President --
                            FUND -- 18 years (plus 5       Capital Research
                            years of prior experience as   Global Investors
                            an investment analyst for the  Investment
                            fund) GLOBAL DISCOVERY         professional for 39
                            FUND -- 11 years (since the    years in total; 37
                            fund's inception)              years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
GREGG E. IRELAND            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GLOBAL GROWTH AND INCOME       Capital World
                            FUND -- 6 years (since the     Investors
                            fund's inception) GROWTH       Investment
                            FUND -- 6 years                professional for 40
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
MARTIN JACOBS               Serves as an equity portfolio  Senior Vice
                            counselor for:                 President -- Capital
                            GLOBAL GROWTH FUND -- 3 years  World Investors
                                                           Investment
                                                           professional for 24
                                                           years in total; 11
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
GREGORY D. JOHNSON          Serves as an equity portfolio  Senior Vice
                            counselor for: GROWTH          President --
                            FUND -- 5 years                Capital World
                                                           Investors
                                                           Investment
                                                           professional for 19
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
JOANNA F. JONSSON           Serves as an equity portfolio  Senior Vice
                            counselor for: GLOBAL          President --
                            BALANCED FUND -- 1 year        Capital World
                            (since the fund's inception)   Investors
                                                           Investment
                                                           professional for 23
                                                           years in total; 22
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
MICHAEL T. KERR             Serves as an equity portfolio  Senior Vice
                            counselor for:  GROWTH         President --
                            FUND -- 7 years                Capital World
                                                           Investors
                                                           Investment
                                                           professional for 29
                                                           years in total; 27
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
HAROLD H. LA                Serves as an equity portfolio  Senior Vice
                            counselor for: GLOBAL SMALL    President --
                            CAPITALIZATION FUND -- 4       Capital Research
                            years (plus 4 years of prior   Global Investors
                            experience as an investment    Investment
                            analyst for the fund)          professional for 14
                                                           years in total; 13
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
JEFFREY T. LAGER            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            ASSET ALLOCATION FUND -- 5     Capital World
                            years                          Investors
                                                           Investment
                                                           professional for 17
                                                           years in total; 16
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
MARCUS B. LINDEN            Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            HIGH-INCOME BOND FUND -- 5     Income, Capital
                            years                          Research Company
                                                           Investment
                                                           professional for 17
                                                           years in total; 16
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate

----
80  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                                                           PRIMARY TITLE WITH
                                                           INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR     PORTFOLIO COUNSELOR'S ROLE      (OR AFFILIATE)
   THE SERIES/TITLE (IF           IN MANAGEMENT OF,          AND INVESTMENT
       APPLICABLE)          AND EXPERIENCE IN, THE FUND(S)     EXPERIENCE
-------------------------------------------------------------------------------

JAMES B. LOVELACE           Serves as an equity portfolio  Senior Vice
                            counselor for: BLUE CHIP       President --
                            INCOME AND GROWTH FUND -- 5    Capital Research
                            years                          Global Investors
                                                           Investment
                                                           professional for 30
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
JESPER LYCKEUS              Serves as an equity portfolio  Senior Vice
                            counselor for: INTERNATIONAL   President --
                            FUND -- 5 years (plus 8 years  Capital Research
                            of prior experience as an      Global Investors
                            investment analyst for the     Investment
                            fund) INTERNATIONAL GROWTH     professional for 17
                            AND INCOME FUND -- 4 years     years in total; 16
                            (since the fund's inception)   years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
FERGUS N. MACDONALD         Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            U.S. GOVERNMENT/AAA-RATED      Income, Capital
                            SECURITIES FUND --2            Research Company
                            years MORTGAGE FUND -- 1 year  Investment
                            (since the fund's inception)   professional for 20
                                                           years in total; 9
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
RONALD B. MORROW            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GROWTH FUND -- 9 years (plus   Capital World
                            6 years of prior experience    Investors
                            as an investment analyst for   Investment
                            the fund)                      professional for 44
                                                           years in total; 15
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
JAMES R. MULALLY            Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            ASSET ALLOCATION FUND -- 6     Income, Capital
                            years                          Research and
                            GLOBAL BOND FUND -- 4 years    Management Company
                                                           Investment
                                                           professional for 36
                                                           years in total; 32
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
ROBERT H. NEITHART          Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            GLOBAL BALANCED FUND -- 1      Income, Capital
                            year (since the fund's         Research and
                            inception)                     Management Company
                            NEW WORLD FUND -- Less than 1  Investment
                            year (plus 2 years of prior    professional for 25
                            experience as an investment    years, all with
                            analyst for the fund)          Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
WESLEY K.-S. PHOA           Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            U.S. GOVERNMENT/AAA-RATED      Income, Capital
                            SECURITIES FUND --2            Research Company
                            years MORTGAGE FUND -- 1 year  Investment
                            (since the fund's inception)   professional for 19
                                                           years in total; 13
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
DAVID M. RILEY              Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            INTERNATIONAL GROWTH AND       Capital Research
                            INCOME FUND -- 4 years (since  Global Investors
                            the fund's inception)          Investment
                                                           professional for 18
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
WILLIAM L. ROBBINS          Serves as an equity portfolio  Senior Vice
                            counselor for: GROWTH-INCOME   President --
                            FUND -- Less than 1 year       Capital Research
                            (plus 13 years of prior        Global Investors
                            experience as an investment    Investment
                            analyst for the fund)          professional for 20
                                                           years in total; 18
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
EUGENE P. STEIN             Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            ASSET ALLOCATION FUND -- 4     Capital World
                            years                          Investors
                                                           Investment
                                                           professional for 41
                                                           years in total; 40
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
ANDREW B. SUZMAN            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GLOBAL GROWTH AND INCOME       Capital World
                            FUND -- 3 years                Investors
                                                           Investment
                                                           professional for 19
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
CHRISTOPHER M. THOMSEN      Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            INTERNATIONAL FUND -- 6 years  Capital Research
                                                           Global Investors
                                                           Investment
                                                           professional for 15
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
STEVEN T. WATSON            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GLOBAL GROWTH FUND -- 10       Capital World
                            years (plus 4 years of prior   Investors
                            experience as an investment    Investment
                            analyst for the fund) GLOBAL   professional for 25
                            GROWTH AND INCOME              years in total; 22
                            FUND -- 6 years (since the     years with Capital
                            fund's inception)              Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
PAUL A. WHITE               Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GLOBAL GROWTH FUND -- 8 years  Capital World
                            (plus 5 years of prior         Investors
                            experience as an investment    Investment
                            analyst for the fund)          professional for 24
                                                           years in total; 13
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  81
                                                                             ---


                                                           PRIMARY TITLE WITH
                                                           INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR     PORTFOLIO COUNSELOR'S ROLE      (OR AFFILIATE)
   THE SERIES/TITLE (IF           IN MANAGEMENT OF,          AND INVESTMENT
       APPLICABLE)          AND EXPERIENCE IN, THE FUND(S)     EXPERIENCE
-------------------------------------------------------------------------------

DYLAN J. YOLLES             Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GROWTH-INCOME FUND -- 7 years  Capital Research
                            (plus 5 years of prior         Global Investors
                            experience as an investment    Investment
                            analyst for the fund)          professional for 15
                            GLOBAL SMALL CAPITALIZATION    years in total; 12
                            FUND -- 1 year (plus 5 years   years with Capital
                            of prior experience as an      Research and
                            investment analyst for the     Management Company
                            fund)                          or affiliate

Additional information regarding the portfolio counselors' compensation, holdings in other accounts and ownership of securities in American Funds
Insurance Series can be found in the statement of additional information.

PURCHASES AND REDEMPTIONS OF SHARES

Shares of the Series are currently offered only to insurance company separate accounts as well as so-called "feeder funds" under master-feeder arrangements sponsored by insurance companies. All such shares may be purchased or redeemed by the separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds).

FREQUENT TRADING OF FUND SHARES

The Series and American Funds Distributors, Inc., the Series' distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds' portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American
Funds Distributors, Inc. has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series' insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under its procedures, American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the Series' broad ability to restrict potentially harmful trading as described previously, the Series' board of trustees has adopted a
"purchase blocking policy" under which any contract owner redeeming units representing a beneficial interest in any fund other than Cash Management Fund
(including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in that fund (including investments that are part of an exchange transaction)
for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; purchase transactions involving transfers of assets, where the entity maintaining the contract owner's account is able to identify the transaction as one of these types of transactions; and
systematic redemptions and purchases where the entity maintaining the contract owner's account is able to identify the transaction as a systematic redemption or purchase. Generally, purchases and redemptions will not be considered
"systematic" unless the transaction is
pre-scheduled for a specific date.

The Series reserves the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account's or feeder fund's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE SERIES' SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING
POLICY, ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE SERIES' AND
AMERICAN FUNDS DISTRIBUTORS, INC.'S RIGHT TO RESTRICT POTENTIALLY ABUSIVE
TRADING GENERALLY (INCLUDING THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT
WILL NOT BE PREVENTED OR TRIGGER A BLOCK UNDER THE PURCHASE BLOCKING POLICY).
SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR MORE INFORMATION ABOUT HOW
AMERICAN FUNDS SERVICE COMPANY MAY ADDRESS OTHER POTENTIALLY ABUSIVE TRADING
ACTIVITY IN THE SERIES.

----
82  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


VALUING SHARES

Each fund calculates its share price, also called net asset value, each day the
New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. The funds may also calculate their share prices on days the New York Stock Exchange is closed when deemed prudent to do so by the series' officers. Assets are valued primarily on the basis of market quotations. However, the funds have adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York
Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the securities in the funds' portfolios that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values.

Because certain of the funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the funds do not price their shares, the value of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company.

PLANS OF DISTRIBUTION

The Series has adopted plans of distribution or "12b-1 plans" for Class 2 and
Class 3 shares. Under these plans, the Series may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Series' board of trustees. The plans provide for annual expenses of .25% for Class 2 shares and .18% for Class 3 shares. For these share classes, amounts paid under the 12b-1 plans are used by insurance company contract issuers to cover the expenses of certain contract owner services. The
12b-1 fees paid by the Series, as a percentage of average net assets, for the previous fiscal year, are indicated in the Class 2 and Class 3 prospectuses in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of the Series' assets or income on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return of an investment in Class 2 and Class 3 shares.

FUND EXPENSES

In periods of market volatility, assets of the funds may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the annual fund operating expenses tables in this prospectus.

The "Other expenses" items in the Annual Fund Operating Expenses tables in this prospectus are based on expenses as of each fund's most recently completed fiscal year. Since January 1, 2012, all share classes have been subject to an additional 0.01% fee, payable to the series' investment adviser, for administrative services provided by the series' investment adviser and its affiliates.

INVESTMENT RESULTS

All fund results in the "Investment results" section of this prospectus reflect the reinvestment of dividends and capital gains distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

DISTRIBUTIONS AND TAXES

Each fund of the Series intends to qualify as a "regulated investment company"
under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series' policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  83
                                                                             ---


FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the funds'
results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers
LLP, whose report, along with the funds' financial statements, is included in the statement of additional information, which is available upon request.
Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

                    Income (loss) from investment operations/1/      Dividends and distributions
                    ------------------------------------------  -------------------------------------

                                    Net gains
          Net asset    Net         (losses) on                  Dividends                    Total
           value,   investment   securities (both   Total from  (from net  Distributions   dividends   Net asset
Period    beginning   income       realized and     investment  investment (from capital      and      value, end  Total
ended     of period   (loss)       unrealized)      operations   income)      gains)     distributions of period  return/2/

Global Discovery Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11   $12.28      $.07           $ (.92)         $ (.85)     $(.08)       $  --        $ (.08)      $11.35     (6.91)%
12/31/10    11.20       .10             1.07            1.17       (.09)          --          (.09)       12.28     10.43
12/31/09     7.45       .05             3.78            3.83       (.08)          --          (.08)       11.20     51.49
12/31/08    14.09       .15            (6.37)          (6.22)      (.12)        (.30)         (.42)        7.45    (45.02)
12/31/07    13.05       .17             2.07            2.24       (.16)       (1.04)        (1.20)       14.09     17.55
CLASS 2
12/31/11    12.22       .04             (.91)           (.87)      (.05)          --          (.05)       11.30     (7.13)
12/31/10    11.15       .07             1.06            1.13       (.06)          --          (.06)       12.22     10.14
12/31/09     7.43       .03             3.74            3.77       (.05)          --          (.05)       11.15     50.91
12/31/08    14.02       .12            (6.32)          (6.20)      (.09)        (.30)         (.39)        7.43    (45.09)
12/31/07    13.00       .14             2.05            2.19       (.13)       (1.04)        (1.17)       14.02     17.22

Global Growth Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11   $21.61      $.29           $(2.16)         $(1.87)     $(.34)       $  --        $ (.34)      $19.40     (8.66)%
12/31/10    19.61       .30             2.04            2.34       (.34)          --          (.34)       21.61     12.04
12/31/09    13.96       .26             5.67            5.93       (.28)          --          (.28)       19.61     42.58
12/31/08    25.15       .47            (9.50)          (9.03)      (.41)       (1.75)        (2.16)       13.96    (38.23)
12/31/07    23.44       .51             2.98            3.49       (.76)       (1.02)        (1.78)       25.15     15.16
CLASS 2
12/31/11    21.48       .24            (2.15)          (1.91)      (.28)          --          (.28)       19.29     (8.89)
12/31/10    19.50       .25             2.03            2.28       (.30)          --          (.30)       21.48     11.75
12/31/09    13.88       .22             5.64            5.86       (.24)          --          (.24)       19.50     42.30
12/31/08    25.00       .42            (9.43)          (9.01)      (.36)       (1.75)        (2.11)       13.88    (38.39)
12/31/07    23.29       .45             2.95            3.40       (.67)       (1.02)        (1.69)       25.00     14.85

Global Small Capitalization Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11   $21.67      $.07          $ (4.14)        $ (4.07)     $(.32)       $  --        $ (.32)      $17.28    (18.94)%
12/31/10    18.00       .13             3.91            4.04       (.37)          --          (.37)       21.67     22.76
12/31/09    11.18       .09             6.80            6.89       (.07)          --          (.07)       18.00     61.63
12/31/08    27.20       .19           (13.33)         (13.14)        --        (2.88)        (2.88)       11.18    (53.39)
12/31/07    24.87       .12             5.27            5.39       (.90)       (2.16)        (3.06)       27.20     21.73
CLASS 2
12/31/11    21.35       .02            (4.06)          (4.04)      (.27)          --          (.27)       17.04    (19.14)
12/31/10    17.74       .08             3.86            3.94       (.33)          --          (.33)       21.35     22.41
12/31/09    11.03       .05             6.70            6.75       (.04)          --          (.04)       17.74     61.30
12/31/08    26.95       .14           (13.18)         (13.04)        --        (2.88)        (2.88)       11.03    (53.52)
12/31/07    24.64       .05             5.22            5.27       (.80)       (2.16)        (2.96)       26.95     21.43

                       Ratio of   Ratio of    Ratio of
                       expenses   expenses      net
          Net assets, to average to average    income
            end of    net assets net assets  (loss) to
Period    period (in    before     after      average
ended      millions)    waiver   waiver/2/  net assets/2/

Global Discovery Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/11      $ 27        .60%       .60%        .58%
12/31/10        31        .61        .61         .87
12/31/09        31        .61        .61         .59
12/31/08        18        .60        .55        1.33
12/31/07        35        .60        .54        1.25
CLASS 2
12/31/11       202        .85        .85         .33
12/31/10       217        .86        .86         .62
12/31/09       192        .86        .86         .36
12/31/08       131        .85        .80        1.08
12/31/07       240        .85        .79         .98

Global Growth Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/11    $1,277        .55%       .55%       1.37%
12/31/10     1,227        .56        .56        1.54
12/31/09     1,037        .56        .56        1.59
12/31/08       675        .55        .50        2.37
12/31/07       684        .55        .50        2.06
CLASS 2
12/31/11     3,535        .80        .80        1.13
12/31/10     4,308        .81        .81        1.30
12/31/09     4,100        .82        .82        1.36
12/31/08     3,198        .80        .75        2.12
12/31/07     5,180        .80        .75        1.84

Global Small Capitalization Fund
---------------------------------------------------------------------------------------------------
CLASS 1
12/31/11    $  795        .74%       .74%        .36%
12/31/10       818        .75        .75         .69
12/31/09       604        .76        .76         .61
12/31/08       306        .74        .67        1.01
12/31/07       369        .73        .66         .45
CLASS 2
12/31/11     2,450        .99        .99         .10
12/31/10     3,189       1.00       1.00         .45
12/31/09     2,678       1.01       1.01         .36
12/31/08     1,748        .99        .92         .70
12/31/07     3,975        .98        .91         .20

----
84  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                    Income (loss) from investment operations/1/      Dividends and distributions
                    ------------------------------------------  -------------------------------------

                                    Net gains
          Net asset    Net         (losses) on                  Dividends                    Total
           value,   investment   securities (both   Total from  (from net  Distributions   dividends   Net asset
Period    beginning   income       realized and     investment  investment (from capital      and      value, end  Total
ended     of period   (loss)       unrealized)      operations   income)      gains)     distributions of period  return/2/

Growth Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11   $54.78      $.45          $ (2.68)        $ (2.23)     $(.48)       $  --        $ (.48)      $52.07     (4.06)%
12/31/10    46.45       .49             8.32            8.81       (.48)          --          (.48)       54.78     19.01
12/31/09    33.51       .35            12.94           13.29       (.35)          --          (.35)       46.45     39.74
12/31/08    67.22       .63           (27.52)         (26.89)      (.56)       (6.26)        (6.82)       33.51    (43.83)
12/31/07    64.51       .68             7.44            8.12       (.68)       (4.73)        (5.41)       67.22     12.64
CLASS 2
12/31/11    54.35       .30            (2.63)          (2.33)      (.34)          --          (.34)       51.68     (4.27)
12/31/10    46.10       .36             8.24            8.60       (.35)          --          (.35)       54.35     18.68
12/31/09    33.27       .25            12.84           13.09       (.26)          --          (.26)       46.10     39.41
12/31/08    66.72       .50           (27.27)         (26.77)      (.42)       (6.26)        (6.68)       33.27    (43.97)
12/31/07    64.08       .50             7.39            7.89       (.52)       (4.73)        (5.25)       66.72     12.35
CLASS 3
12/31/11    54.82       .34            (2.66)          (2.32)      (.37)          --          (.37)       52.13     (4.21)
12/31/10    46.49       .40             8.31            8.71       (.38)          --          (.38)       54.82     18.76
12/31/09    33.54       .28            12.95           13.23       (.28)          --          (.28)       46.49     39.51
12/31/08    67.21       .54           (27.50)         (26.96)      (.45)       (6.26)        (6.71)       33.54    (43.93)
12/31/07    64.50       .55             7.45            8.00       (.56)       (4.73)        (5.29)       67.21     12.44

International Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11   $18.05      $.35           $(2.84)         $(2.49)     $(.35)       $  --        $ (.35)      $15.21    (13.76)%
12/31/10    17.17       .28              .99            1.27       (.39)          --          (.39)       18.05      7.52
12/31/09    12.22       .24             5.04            5.28       (.25)        (.08)         (.33)       17.17     43.50
12/31/08    24.81       .43            (9.88)          (9.45)      (.40)       (2.74)        (3.14)       12.22    (42.01)
12/31/07    22.01       .43             3.95            4.38       (.41)       (1.17)        (1.58)       24.81     20.30
CLASS 2
12/31/11    17.98       .31            (2.82)          (2.51)      (.31)          --          (.31)       15.16    (13.96)
12/31/10    17.11       .24              .98            1.22       (.35)          --          (.35)       17.98      7.23
12/31/09    12.19       .21             5.01            5.22       (.22)        (.08)         (.30)       17.11     43.07
12/31/08    24.72       .41            (9.85)          (9.44)      (.35)       (2.74)        (3.09)       12.19    (42.12)
12/31/07    21.94       .36             3.94            4.30       (.35)       (1.17)        (1.52)       24.72     20.02
CLASS 3
12/31/11    18.05       .33            (2.83)          (2.50)      (.32)          --          (.32)       15.23    (13.85)
12/31/10    17.18       .26              .97            1.23       (.36)          --          (.36)       18.05      7.26
12/31/09    12.23       .22             5.04            5.26       (.23)        (.08)         (.31)       17.18     43.25
12/31/08    24.80       .43            (9.90)          (9.47)      (.36)       (2.74)        (3.10)       12.23    (42.10)
12/31/07    22.00       .39             3.94            4.33       (.36)       (1.17)        (1.53)       24.80     20.10

New World Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11   $23.28      $.36          $ (3.55)        $ (3.19)     $(.44)       $  --        $ (.44)      $19.65    (13.75)%
12/31/10    20.04       .37             3.25            3.62       (.38)          --          (.38)       23.28     18.20
12/31/09    13.57       .34             6.42            6.76       (.29)          --          (.29)       20.04     49.95
12/31/08    25.88       .43           (10.68)         (10.25)      (.36)       (1.70)        (2.06)       13.57    (42.20)
12/31/07    21.56       .46             6.25            6.71       (.83)       (1.56)        (2.39)       25.88     32.53
CLASS 2
12/31/11    23.09       .30            (3.51)          (3.21)      (.38)          --          (.38)       19.50    (13.95)
12/31/10    19.89       .31             3.22            3.53       (.33)          --          (.33)       23.09     17.87
12/31/09    13.47       .29             6.38            6.67       (.25)          --          (.25)       19.89     49.65
12/31/08    25.69       .40           (10.62)         (10.22)      (.30)       (1.70)        (2.00)       13.47    (42.37)
12/31/07    21.40       .40             6.20            6.60       (.75)       (1.56)        (2.31)       25.69     32.21

Blue Chip Income and Growth Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11   $ 9.25      $.19           $ (.25)         $ (.06)     $(.19)       $  --         $(.19)      $ 9.00      (.63)%
12/31/10     8.37       .18              .87            1.05       (.17)          --          (.17)        9.25     12.61
12/31/09     6.67       .16             1.71            1.87       (.17)          --          (.17)        8.37     28.18
12/31/08    11.53       .22            (4.22)          (4.00)      (.21)        (.65)         (.86)        6.67    (36.30)
12/31/07    11.97       .24              .07             .31       (.36)        (.39)         (.75)       11.53      2.25
CLASS 2
12/31/11     9.18       .17             (.26)           (.09)      (.16)          --          (.16)        8.93      (.90)
12/31/10     8.31       .16              .86            1.02       (.15)          --          (.15)        9.18     12.33
12/31/09     6.62       .14             1.70            1.84       (.15)          --          (.15)        8.31     27.97
12/31/08    11.45       .19            (4.18)          (3.99)      (.19)        (.65)         (.84)        6.62    (36.50)
12/31/07    11.87       .21              .07             .28       (.31)        (.39)         (.70)       11.45      2.03

                       Ratio of   Ratio of    Ratio of
                       expenses   expenses      net
          Net assets, to average to average    income
            end of    net assets net assets  (loss) to
Period    period (in    before     after      average
ended      millions)    waiver   waiver/2/  net assets/2/

Growth Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/11    $ 7,426       .34%       .34%        .81%
12/31/10      8,011       .34        .34        1.02
12/31/09      6,565       .35        .35         .91
12/31/08      4,768       .33        .30        1.23
12/31/07      5,051       .33        .30        1.00
CLASS 2
12/31/11     16,701       .59        .59         .55
12/31/10     19,896       .59        .59         .76
12/31/09     18,201       .60        .60         .66
12/31/08     13,383       .58        .55         .95
12/31/07     25,359       .58        .55         .74
CLASS 3
12/31/11        189       .52        .52         .62
12/31/10        232       .52        .52         .82
12/31/09        230       .53        .53         .72
12/31/08        198       .51        .48        1.02
12/31/07        425       .51        .48         .81

International Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/11     $3,314       .53%       .53%       2.03%
12/31/10      3,490       .53        .53        1.69
12/31/09      2,851       .54        .54        1.70
12/31/08      1,864       .52        .48        2.42
12/31/07      1,708       .52        .47        1.82
CLASS 2
12/31/11      5,210       .78        .78        1.81
12/31/10      6,615       .78        .78        1.46
12/31/09      6,411       .79        .79        1.48
12/31/08      4,901       .77        .72        2.16
12/31/07      9,719       .77        .72        1.55
CLASS 3
12/31/11         43       .71        .71        1.90
12/31/10         61       .71        .71        1.54
12/31/09         68       .72        .72        1.54
12/31/08         57       .70        .65        2.25
12/31/07        123       .70        .65        1.64

New World Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/11     $  826       .78%       .78%       1.62%
12/31/10        774       .80        .80        1.76
12/31/09        500       .82        .82        2.02
12/31/08        253       .81        .73        2.18
12/31/07        261       .82        .74        1.92
CLASS 2
12/31/11      1,350      1.03       1.03        1.37
12/31/10      1,739      1.05       1.05        1.52
12/31/09      1,492      1.07       1.07        1.78
12/31/08      1,044      1.06        .98        1.94
12/31/07      1,875      1.07        .99        1.69

Blue Chip Income and Growth Fund
---------------------------------------------------------------------------------------------------
CLASS 1
12/31/11     $  992       .42%       .42%       2.08%
12/31/10        674       .44        .44        2.10
12/31/09        408       .44        .44        2.26
12/31/08        220       .43        .39        2.48
12/31/07        143       .42        .38        1.95
CLASS 2
12/31/11      3,340       .67        .67        1.83
12/31/10      3,677       .69        .69        1.87
12/31/09      3,344       .69         69        2.06
12/31/08      2,602       .68        .64        2.10
12/31/07      4,274       .67        .63        1.70

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  85
                                                                             ---


                       Income (loss) from investment operations/1/      Dividends and distributions
                       ------------------------------------------  -------------------------------------

                                       Net gains
             Net asset    Net         (losses) on                  Dividends                    Total
              value,   investment   securities (both   Total from  (from net  Distributions   dividends   Net asset
Period       beginning   income       realized and     investment  investment (from capital      and      value, end  Total
ended        of period   (loss)       unrealized)      operations   income)      gains)     distributions of period  return/2/

Global Growth and Income Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11      $ 9.96      $.28           $ (.75)         $ (.47)     $(.29)       $  --         $(.29)      $ 9.20     (4.68)%
12/31/10        9.14       .23              .85            1.08       (.26)          --          (.26)        9.96     12.02
12/31/09        6.68       .20             2.47            2.67       (.21)          --          (.21)        9.14     40.11
12/31/08       11.78       .28            (5.09)          (4.81)      (.22)        (.07)         (.29)        6.68    (41.06)
12/31/07       10.98       .28             1.14            1.42       (.22)        (.40)         (.62)       11.78     13.04
CLASS 2
12/31/11        9.94       .25             (.74)           (.49)      (.26)          --          (.26)        9.19     (4.85)
12/31/10        9.12       .21              .85            1.06       (.24)          --          (.24)        9.94     11.78
12/31/09        6.67       .18             2.46            2.64       (.19)          --          (.19)        9.12     39.72
12/31/08       11.75       .26            (5.07)          (4.81)      (.20)        (.07)         (.27)        6.67    (41.17)
12/31/07       10.97       .25             1.13            1.38       (.20)        (.40)         (.60)       11.75     12.67

Growth-Income Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11      $34.47      $.61          $ (1.18)        $  (.57)     $(.63)      $   --        $ (.63)      $33.27     (1.60)%
12/31/10       31.37       .56             3.10            3.66       (.56)          --          (.56)       34.47     11.72
12/31/09       24.25       .49             7.13            7.62       (.50)          --          (.50)       31.37     31.54
12/31/08       42.52       .69           (15.91)         (15.22)      (.69)       (2.36)        (3.05)       24.25    (37.68)
12/31/07       42.43       .80             1.51            2.31       (.77)       (1.45)        (2.22)       42.52      5.32
CLASS 2
12/31/11       34.25       .52            (1.16)           (.64)      (.54)          --          (.54)       33.07     (1.83)
12/31/10       31.18       .48             3.07            3.55       (.48)          --          (.48)       34.25     11.43
12/31/09       24.11       .42             7.09            7.51       (.44)          --          (.44)       31.18     31.24
12/31/08       42.26       .60           (15.80)         (15.20)      (.59)       (2.36)        (2.95)       24.11    (37.85)
12/31/07       42.19       .68             1.50            2.18       (.66)       (1.45)        (2.11)       42.26      5.04
CLASS 3
12/31/11       34.49       .55            (1.18)           (.63)      (.56)          --          (.56)       33.30     (1.77)
12/31/10       31.39       .50             3.09            3.59       (.49)          --          (.49)       34.49     11.50
12/31/09       24.27       .45             7.12            7.57       (.45)          --          (.45)       31.39     31.30
12/31/08       42.51       .64           (15.90)         (15.26)      (.62)       (2.36)        (2.98)       24.27    (37.78)
12/31/07       42.42       .73             1.50            2.23       (.69)       (1.45)        (2.14)       42.51      5.12

International Growth and Income Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11      $15.25      $.47           $(1.77)         $(1.30)     $(.44)       $(.11)        $(.55)      $13.40     (8.51)%
12/31/10       14.92       .38              .68            1.06       (.33)        (.40)         (.73)       15.25      7.24
12/31/09       10.92       .36             4.04            4.40       (.19)        (.21)         (.40)       14.92     40.38
12/31/08/3/    10.00       .01              .92             .93       (.01)          --          (.01)       10.92      9.28
CLASS 2
12/31/11       15.21       .42            (1.75)          (1.33)      (.40)        (.11)         (.51)       13.37     (8.71)
12/31/10       14.90       .35              .67            1.02       (.31)        (.40)         (.71)       15.21      6.92
12/31/09       10.92       .26             4.10            4.36       (.17)        (.21)         (.38)       14.90     40.04
12/31/08/3/    10.00       .01              .92             .93       (.01)          --          (.01)       10.92      9.27

Asset Allocation Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11      $16.28      $.37           $ (.12)         $  .25      $(.36)       $  --        $ (.36)      $16.17      1.56%
12/31/10       14.75       .35             1.52            1.87       (.34)          --          (.34)       16.28     12.75
12/31/09       12.16       .35             2.59            2.94       (.35)          --          (.35)       14.75     24.27
12/31/08       18.51       .47            (5.70)          (5.23)      (.45)        (.67)        (1.12)       12.16    (29.30)
12/31/07       18.34       .51              .75            1.26       (.45)        (.64)        (1.09)       18.51      6.82
CLASS 2
12/31/11       16.17       .33             (.13)            .20       (.31)          --          (.31)       16.06      1.30
12/31/10       14.65       .31             1.51            1.82       (.30)          --          (.30)       16.17     12.50
12/31/09       12.08       .32             2.56            2.88       (.31)          --          (.31)       14.65     23.98
12/31/08       18.39       .43            (5.66)          (5.23)      (.41)        (.67)        (1.08)       12.08    (29.51)
12/31/07       18.23       .47              .74            1.21       (.41)        (.64)        (1.05)       18.39      6.55
CLASS 3
12/31/11       16.29       .34             (.13)            .21       (.32)          --          (.32)       16.18      1.36
12/31/10       14.75       .32             1.53            1.85       (.31)          --          (.31)       16.29     12.62
12/31/09       12.17       .33             2.57            2.90       (.32)          --          (.32)       14.75     23.95
12/31/08       18.50       .44            (5.68)          (5.24)      (.42)        (.67)        (1.09)       12.17    (29.39)
12/31/07       18.34       .48              .74            1.22       (.42)        (.64)        (1.06)       18.50      6.56

Global Balanced Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11/4/   $10.00      $.13            $(.72)          $(.59)     $(.06)         $--         $(.06)       $9.35     (5.89)%
CLASS 2
12/31/11/4/    10.00       .09             (.69)           (.60)      (.05)          --          (.05)        9.35     (5.97)

                          Ratio of   Ratio of    Ratio of
                          expenses   expenses      net
             Net assets, to average to average    income
               end of    net assets net assets  (loss) to
Period       period (in    before     after      average
ended         millions)    waiver   waiver/2/  net assets/2/

Global Growth and Income Fund
------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11        $  161      .61%       .61%        2.86%
12/31/10           171      .61        .61         2.54
12/31/09           160      .63        .63         2.63
12/31/08            95      .62        .56         3.00
12/31/07            79      .71        .58         2.37
CLASS 2
12/31/11         1,839      .86        .86         2.60
12/31/10         2,130      .86        .86         2.28
12/31/09         1,951      .88        .88         2.42
12/31/08         1,529      .86        .81         2.73
12/31/07         1,997      .96        .83         2.11

Growth-Income Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/11       $ 9,496      .28%       .28%        1.77%
12/31/10         9.370      .29        .29         1.76
12/31/09         8,142      .29        .29         1.83
12/31/08         5,034      .28        .25         2.03
12/31/07         5,618      .27        .25         1.82
CLASS 2
12/31/11        13,235      .53        .53         1.52
12/31/10        16,668      .54        .54         1.52
12/31/09        16,220      .54        .54         1.60
12/31/08        13,046      .53        .50         1.75
12/31/07        23,243      .52        .50         1.57
CLASS 3
12/31/11           172      .46        .46         1.59
12/31/10           209      .47        .47         1.59
12/31/09           225      .47        .47         1.68
12/31/08           205      .46        .43         1.83
12/31/07           405      .45        .43         1.64

International Growth and Income Fund
------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11          $ 35      .73%       .73%        3.17%
12/31/10            32      .74        .74         2.61
12/31/09            28      .74        .74         2.74
12/31/08/3/         12      .09        .08          .14
CLASS 2
12/31/11           199      .98        .98         2.89
12/31/10           180      .99        .99         2.37
12/31/09            99      .99        .99         1.89
12/31/08/3/          4      .11        .11          .05

Asset Allocation Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/11        $5,932      .31%       .31%        2.25%
12/31/10         5,235      .31        .31         2.33
12/31/09         4,151      .32        .32         2.65
12/31/08         2,243      .32        .29         2.98
12/31/07         1,927      .32        .29         2.69
CLASS 2
12/31/11         5,151      .56        .56         1.99
12/31/10         5,689      .57        .57         2.08
12/31/09         5,537      .58        .58         2.45
12/31/08         4,822      .57        .54         2.70
12/31/07         7,308      .57        .54         2.45
CLASS 3
12/31/11            38      .49        .49         2.05
12/31/10            44      .50        .50         2.15
12/31/09            44      .51        .51         2.53
12/31/08            41      .50        .47         2.77
12/31/07            71      .50        .47         2.52

Global Balanced Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/11/4/        $28      .69%/5/    .69%/5/     1.99%/5/
CLASS 2
12/31/11/4/         72      .94/5/     .94/5/      1.45/5/

----
86  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                       Income (loss) from investment operations/1/       Dividends and distributions
                       ------------------------------------------  --------------------------------------

                                       Net gains
             Net asset    Net         (losses) on                  Dividends                     Total
              value,   investment   securities (both   Total from  (from net   Distributions   dividends   Net asset
Period       beginning   income       realized and     investment  investment  (from capital      and      value, end  Total
ended        of period   (loss)       unrealized)      operations   income)       gains)     distributions of period  return/2/

Bond Fund
--------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11      $10.67      $.32           $  .36          $  .68       $(.36)       $  --         $(.36)      $10.99      6.41%
12/31/10       10.33       .33              .36             .69        (.35)          --          (.35)       10.67      6.73
12/31/09        9.45       .42              .80            1.22        (.34)          --          (.34)       10.33     12.83
12/31/08       11.14       .61            (1.64)          (1.03)       (.63)        (.03)         (.66)        9.45     (9.16)
12/31/07       11.64       .65             (.24)            .41        (.91)          --          (.91)       11.14      3.66
CLASS 2
12/31/11       10.56       .29              .35             .64        (.33)          --          (.33)       10.87      6.10
12/31/10       10.23       .30              .36             .66        (.33)          --          (.33)       10.56      6.44
12/31/09        9.36       .40              .79            1.19        (.32)          --          (.32)       10.23     12.61
12/31/08       11.03       .59            (1.63)          (1.04)       (.60)        (.03)         (.63)        9.36     (9.35)
12/31/07       11.53       .61             (.24)            .37        (.87)          --          (.87)       11.03      3.33

Global Bond Fund
--------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11      $11.82      $.36            $ .22           $ .58       $(.37)       $(.07)        $(.44)      $11.96      4.86%
12/31/10       11.57       .41              .21             .62        (.37)          --          (.37)       11.82      5.44
12/31/09       10.68       .45              .62            1.07        (.18)          --          (.18)       11.57     10.04
12/31/08       10.83       .48             (.09)            .39        (.54)          --/6/       (.54)       10.68      3.60
12/31/07       10.18       .49              .47             .96        (.31)          --          (.31)       10.83      9.54
CLASS 2
12/31/11       11.78       .33              .21             .54        (.34)        (.07)         (.41)       11.91      4.54
12/31/10       11.53       .38              .22             .60        (.35)          --          (.35)       11.78      5.23
12/31/09       10.66       .42              .61            1.03        (.16)          --          (.16)       11.53      9.69
12/31/08       10.81       .44             (.07)            .37        (.52)          --/6/       (.52)       10.66      3.48
12/31/07       10.17       .47              .47             .94        (.30)          --          (.30)       10.81      9.23

High-Income Bond Fund
--------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11      $11.20      $.88           $ (.64)         $  .24      $ (.90)        $ --        $ (.90)      $10.54      2.18%
12/31/10       10.49       .91              .68            1.59        (.88)          --          (.88)       11.20     15.38
12/31/09        8.05       .75             2.41            3.16        (.72)          --          (.72)       10.49     39.45
12/31/08       11.65       .87            (3.64)          (2.77)       (.83)          --          (.83)        8.05    (23.74)
12/31/07       12.90       .95             (.72)            .23       (1.48)          --         (1.48)       11.65      1.62
CLASS 2
12/31/11       11.08       .84             (.63)            .21        (.87)          --          (.87)       10.42      1.92
12/31/10       10.39       .87              .68            1.55        (.86)          --          (.86)       11.08     15.07
12/31/09        7.99       .71             2.39            3.10        (.70)          --          (.70)       10.39     38.94
12/31/08       11.55       .84            (3.60)          (2.76)       (.80)          --          (.80)        7.99    (23.84)
12/31/07       12.79       .91             (.72)            .19       (1.43)          --         (1.43)       11.55      1.33
CLASS 3
12/31/11       11.22       .86             (.64)            .22        (.88)          --          (.88)       10.56      1.97
12/31/10       10.51       .89              .68            1.57        (.86)          --          (.86)       11.22     15.14
12/31/09        8.07       .73             2.42            3.15        (.71)          --          (.71)       10.51     39.14
12/31/08       11.65       .86            (3.64)          (2.78)       (.80)          --          (.80)        8.07    (23.76)
12/31/07       12.88       .92             (.72)            .20       (1.43)          --         (1.43)       11.65      1.40

Mortgage Fund
--------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11/4/   $10.00      $ --/6/          $.48            $.48       $(.01)       $(.10)        $(.11)      $10.37      4.78%
CLASS 2
12/31/11/4/    10.00      (.02)             .48             .46          --/6/      (.10)         (.10)       10.36      4.60

U.S. Government/AAA-Rated Securities Fund
--------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11      $12.59      $.23            $ .74            $.97       $(.26)       $(.30)        $(.56)      $13.00      7.85%
12/31/10       12.18       .26              .46             .72        (.25)        (.06)         (.31)       12.59      5.94
12/31/09       12.29       .37             (.03)            .34        (.34)        (.11)         (.45)       12.18      2.79
12/31/08       11.73       .50              .41             .91        (.35)          --          (.35)       12.29      7.84
12/31/07       11.87       .58              .20             .78        (.92)          --          (.92)       11.73      6.83
CLASS 2
12/31/11       12.49       .20              .73             .93        (.23)        (.30)         (.53)       12.89      7.58
12/31/10       12.08       .23              .46             .69        (.22)        (.06)         (.28)       12.49      5.75
12/31/09       12.20       .34             (.03)            .31        (.32)        (.11)         (.43)       12.08      2.50
12/31/08       11.65       .47              .41             .88        (.33)          --          (.33)       12.20      7.63
12/31/07       11.79       .54              .19             .73        (.87)          --          (.87)       11.65      6.49
CLASS 3
12/31/11       12.61       .21              .73             .94        (.24)        (.30)         (.54)       13.01      7.56
12/31/10       12.19       .24              .47             .71        (.23)        (.06)         (.29)       12.61      5.82
12/31/09       12.30       .36             (.04)            .32        (.32)        (.11)         (.43)       12.19      2.58
12/31/08       11.74       .48              .41             .89        (.33)          --          (.33)       12.30      7.66
12/31/07       11.86       .55              .20             .75        (.87)          --          (.87)       11.74      6.63

                          Ratio of   Ratio of    Ratio of
                          expenses   expenses      net
             Net assets, to average to average    income
               end of    net assets net assets  (loss) to
Period       period (in    before     after      average
ended         millions)    waiver   waiver/2/  net assets/2/

Bond Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/11       $4,354       .38%       .38%        2.89%
12/31/10        4,768       .38        .38         3.03
12/31/09        3,775       .39        .39         4.19
12/31/08        2,090       .40        .36         5.84
12/31/07          436       .41        .37         5.59
CLASS 2
12/31/11        4,984       .63        .63         2.64
12/31/10        5,074       .63        .63         2.79
12/31/09        4,635       .64        .64         4.00
12/31/08        3,432       .65        .61         5.53
12/31/07        4,679       .66        .62         5.34

Global Bond Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/11       $  619       .56%       .56%        2.97%
12/31/10          325       .57        .57         3.42
12/31/09          162       .59        .59         4.06
12/31/08          111       .59        .53         4.36
12/31/07           28       .61        .55         4.61
CLASS 2
12/31/11        1,639       .81        .81         2.75
12/31/10        1,497       .83        .83         3.21
12/31/09        1,203       .84        .84         3.79
12/31/08          802       .84        .79         4.06
12/31/07          279       .86        .80         4.41

High-Income Bond Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/11       $  787       .47%       .47%        7.70%
12/31/10          769       .48        .48         8.15
12/31/09          635       .48        .48         7.86
12/31/08          340       .48        .43         8.22
12/31/07          308       .48        .44         7.41
CLASS 2
12/31/11        1,064       .72        .72         7.44
12/31/10        1,142       .73        .73         7.91
12/31/09        1,063       .74        .74         7.62
12/31/08          780       .73        .68         7.92
12/31/07          996       .73        .69         7.17
CLASS 3
12/31/11           21       .65        .65         7.51
12/31/10           23       .66        .66         7.98
12/31/09           24       .67        .67         7.69
12/31/08           18       .66        .61         7.96
12/31/07           28       .66        .62         7.21

Mortgage Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/11/4/       $55       .42%/5/    .42%/5/      .04%/5/
CLASS 2
12/31/11/4/        22       .67/5/     .67/5/      (.25)/5/

U.S. Government/AAA-Rated Securities Fund
------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11       $1,785       .34%       .34%        1.83%
12/31/10        1,492       .39        .36         2.07
12/31/09          999       .41        .41         2.99
12/31/08          496       .43        .38         4.17
12/31/07          211       .46        .41         4.83
CLASS 2
12/31/11        2,002       .59        .59         1.59
12/31/10        1,959       .64        .62         1.83
12/31/09        1,561       .66        .66         2.79
12/31/08        1,219       .68        .64         3.93
12/31/07          597       .71        .66         4.58
CLASS 3
12/31/11           24       .52        .52         1.65
12/31/10           26       .57        .55         1.92
12/31/09           27       .59        .59         2.91
12/31/08           33       .61        .57         4.03
12/31/07           29       .64        .59         4.65

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  87
                                                                             ---


                    Income (loss) from investment operations/1/      Dividends and distributions
                    ------------------------------------------  -------------------------------------

                                    Net gains
          Net asset    Net         (losses) on                  Dividends                    Total
           value,   investment   securities (both   Total from  (from net  Distributions   dividends   Net asset
Period    beginning   income       realized and     investment  investment (from capital      and      value, end  Total
ended     of period   (loss)       unrealized)      operations   income)      gains)     distributions of period  return/2/

Cash Management Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11   $11.39     $(.02)          $(.01)          $(.03)      $  --        $ --          $  --       $11.36     (.26)%
12/31/10    11.40      (.02)            .01            (.01)         --          --             --        11.39     (.09)
12/31/09    11.44      (.01)             --/6/         (.01)       (.03)         --/6/        (.03)       11.40     (.10)
12/31/08    11.40       .24              --/6/          .24        (.20)         --           (.20)       11.44     2.15
12/31/07    11.62       .57              --/6/          .57        (.79)         --           (.79)       11.40     4.95
CLASS 2
12/31/11    11.28      (.05)           (.01)           (.06)         --          --             --        11.22     (.53)
12/31/10    11.32      (.04)             --/6/         (.04)         --          --             --        11.28     (.35)
12/31/09    11.38      (.04)             --/6/         (.04)       (.02)         --/6/        (.02)       11.32     (.33)
12/31/08    11.35       .20             .02             .22        (.19)         --           (.19)       11.38     1.90
12/31/07    11.56       .54              --/6/          .54        (.75)         --           (.75)       11.35     4.73
CLASS 3
12/31/11    11.34      (.04)             --/6/         (.04)         --          --             --        11.30     (.35)
12/31/10    11.38      (.04)             --/6/         (.04)         --          --             --        11.34     (.35)
12/31/09    11.44      (.03)           (.01)           (.04)       (.02)         --/6/        (.02)       11.38     (.31)
12/31/08    11.40       .22             .01             .23        (.19)         --           (.19)       11.44     1.99
12/31/07    11.60       .55              --/6/          .55        (.75)         --           (.75)       11.40     4.83

                       Ratio of   Ratio of    Ratio of
                       expenses   expenses      net
          Net assets, to average to average    income
            end of    net assets net assets  (loss) to
Period    period (in    before     after      average
ended      millions)    waiver   waiver/2/  net assets/2/

Cash Management Fund
---------------------------------------------------------------------------------------------------
CLASS 1
12/31/11    $   75       .33%       .33%        (.21)%
12/31/10        83       .33        .33         (.14)
12/31/09       105       .33        .33         (.08)
12/31/08       158       .32        .29         2.07
12/31/07       112       .33        .30         4.88
CLASS 2
12/31/11       530       .58        .58         (.47)
12/31/10       522       .58        .58         (.39)
12/31/09       664       .58        .58         (.33)
12/31/08     1,023       .57        .54         1.73
12/31/07       452       .58        .55         4.61
CLASS 3
12/31/11        12       .51        .51         (.40)
12/31/10        13       .51        .51         (.32)
12/31/09        17       .51        .51         (.27)
12/31/08        25       .50        .47         1.91
12/31/07        20       .51        .48         4.70

                                                       Year ended December 31
                                                   ------------------------------
Portfolio turnover rate for all classes of shares   2011  2010 2009  2008   2007
-------------------------------------------------  ----   ---- ---- ----    ----

   Global Discovery Fund                            45%    61%  60%   46%     50%
   Global Growth Fund                               28     28   43    38      38
   Global Small Capitalization Fund                 44     47   55    47      49
   Growth Fund                                      19     28   37    26      40
   International Fund                               24     25   46    52      41
   New World Fund                                   22     18   25    32      34
   Blue Chip Income and Growth Fund                 27     22   22    24      27
   Global Growth and Income Fund                    25     30   47    36      36
   Growth-Income Fund                               22     22   24    31      24
   International Growth and Income Fund             48     31   21    --/3/   --
   Asset Allocation Fund                            43     46   41    36      29
   Global Balanced Fund                             34/4/  --   --    --      --
   Bond Fund                                       163    187  125    63      57
   Global Bond Fund                                101    106   86   118      85
   High-Income Bond Fund                            51     54   47    29      32
   Mortgage Fund                                   480/4/  --   --    --      --
   U.S. Government/AAA-Rated Securities Fund       234    208  100   108      91
   Cash Management Fund                             --     --   --    --      --

/1/Based on average shares outstanding.

/2/This column reflects the impact, if any, of certain waivers by Capital
   Research and Management Company. During some of the periods shown, Capital
   Research and Management Company reduced fees for investment advisory services.

/3/From November 18, 2008, commencement of operations. Based on operations for the period shown and, accordingly, may not be representative of a full year.

/4/From May 2, 2011, commencement of operations. Based on operations for the period shown and, accordingly, may not be representative of a full year.

/5/Annualized.

/6/Amount less than $.01.

----
88  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


[LOGO] American Funds(R)              The right choice for the long term(R)

OTHER FUND INFORMATION

Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable insurance policies. Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS
The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the investment strategies that significantly affected the funds' performance during their last fiscal year, and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS
The current SAI, as amended from time to time, contains more detailed information on all aspects of the Series, including the funds' financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the
Series' investment adviser and its affiliated companies.

The current SAI and the codes of ethics are on file with the Securities and
Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC's Public Reference Room in
Washington, D.C. (202/551-8090) or on the EDGAR database on the SEC's website at http://www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference
Section, 100 F Street, NE, Washington, D.C. 20549-1520.

The current SAI and annual/semi-annual reports to shareholders can be found online at americanfunds.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at
800/421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street,
Los Angeles, California 90071.

INAFPR-995-0512P Printed in USA CGD/AFD/8024  Investment Company File No. 811-03857

The Capital Group Companies
American Funds   Capital Research and Management   Capital International
Capital Guardian   Capital Bank and Trust

1

168


[LOGO] American Funds(R)              The right choice for the long term(R)

AMERICAN FUNDS
INSURANCE SERIES(R)

Growth Fund/SM/
International Fund/SM/
Growth-Income Fund/SM/
Asset Allocation Fund/SM/
High-Income Bond Fund/SM/
U.S. Government/AAA-Rated
Securities Fund/SM/
Cash Management Fund/SM/

PROSPECTUS

Class 3 shares

May 1, 2012

                   Summaries
                1  Growth Fund
                4  International Fund
                7  Growth-Income Fund
               10  Asset Allocation Fund
               14  High-Income Bond Fund
               17  U.S. Government/AAA-Rated Securities Fund
               21  Cash Management Fund
               24  Investment objectives, strategies and risks
               31  Management and organization
               35  Purchases and redemptions of shares
               36  Plans of distribution
               36  Fund expenses
               36  Investment results
               36  Distributions and taxes
               37  Financial highlights

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


GROWTH FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 3 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 3
-------------------------------------------------------------------------------
Management fee.........................................................  0.32%
Distribution and/or service (12b-1) fees...............................  0.18
Other expenses.........................................................  0.02
Total annual fund operating expenses...................................  0.52

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 3 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 3                                          $53    $167    $291     $653

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 19% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

                                                                             ---
                  GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  1
                                                                             ---


INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 3 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Capital Appreciation Funds Index and the
Lipper Growth Funds Index include mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

                         Calendar year total returns.*

                                    [CHART]

  '02     '03     '04     '05     '06     '07     '08     '09     '10     '11
 -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
-24.41%  36.90%  12.56%  16.28%  10.29%  12.44% -43.93%  39.51%  18.76%  -4.21%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   20.95% (quarter ended June 30, 2003)
LOWEST   -26.04% (quarter ended December 31, 2008)

For periods ended December 31, 2011:

AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS* LIFETIME*
------------------------------------------------------------------------------

Fund                                        -4.21%   0.01%   4.10%     11.80%
S&P 500 (reflects no deduction for sales
 charges, account fees, expenses or taxes)   2.09   -0.25    2.92      10.47
Lipper Capital Appreciation Funds Index
 (reflects no deduction for sales charges,
 account fees or taxes)                     -5.32    1.23    3.48       8.77
Lipper Growth Funds Index (reflects no
 deduction for sales charges, account fees
 or taxes)                                  -3.02   -0.94    1.82       8.50

* Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 3 shares were first offered on January 16, 2004;
  therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution"
  section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

----
2   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH FUND
----


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

-------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-------------------------------------------------------------------------------------------------------------

  DONNALISA PARKS BARNUM                9 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
  GREGG E. IRELAND                      6 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
  GREGORY D. JOHNSON                    5 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
  MICHAEL T. KERR                       7 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------
  RONALD B. MORROW                      9 years              Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
                  GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  3
                                                                             ---


INTERNATIONAL FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 3 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 3
-------------------------------------------------------------------------------
Management fee.........................................................  0.49%
Distribution and/or service (12b-1) fees...............................  0.18
Other expenses.........................................................  0.04
Total annual fund operating expenses...................................  0.71

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 3 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 3                                          $73    $227    $395     $883

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 24% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks of companies located outside the
United States, including in emerging and developing countries, that the investment adviser believes have the potential for growth. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

----
4   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  INTERNATIONAL FUND
----


INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

INVESTING IN EMERGING AND DEVELOPING COUNTRIES -- Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.
For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 3 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper International Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

                         Calendar year total returns.*

                                    [CHART]

   '02     '03     '04     '05     '06     '07     '08     '09     '10     '11
  -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
 -14.73%  34.88%  19.48%  21.54%  19.07%  20.10% -42.10%  43.25%  7.26%  -13.85%

                                                                             ---
           INTERNATIONAL FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  5
                                                                             ---


The fund's highest/lowest quarterly results during this time period were:

HIGHEST   24.48% (quarter ended June 30, 2009)
LOWEST   -21.85% (quarter ended September 30, 2011)

For periods ended December 31, 2011:

AVERAGE ANNUAL TOTAL RETURNS                    1 YEAR  5 YEARS 10 YEARS* LIFETIME*
-----------------------------------------------------------------------------------

Fund                                            -13.85%  -1.65%   6.23%     7.74%
MSCI All Country World ex USA Index (reflects
 no deduction for sales charges, account fees,
 expenses or taxes)                             -13.33   -2.48    6.76      5.69
Lipper International Funds Index (reflects no
 deduction for sales charges, account fees or
 taxes)                                         -14.48   -3.72    5.29      5.81

* Lifetime results are from May 1, 1990, the date the fund began investment operations. Class 3 shares were first offered on January 16, 2004; therefore, results for the fund prior to that date assume a hypothetical investment in
  Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-----------------------------------------------------------------------------------------------------------------------

  SUNG LEE                              6 years              Senior Vice President - Capital Research Global Investors
  Vice President
-----------------------------------------------------------------------------------------------------------------------
  L. ALFONSO BARROSO                    3 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
  JESPER LYCKEUS                        5 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
  CHRISTOPHER M. THOMSEN                6 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
6   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  INTERNATIONAL FUND
----


GROWTH-INCOME FUND

INVESTMENT OBJECTIVE

The fund's investment objectives are to achieve long-term growth of capital and income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 3 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 3
-------------------------------------------------------------------------------
Management fee.........................................................  0.27%
Distribution and/or service (12b-1) fees...............................  0.18
Other expenses.........................................................  0.01
Total annual fund operating expenses...................................  0.46

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 3 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 3                                          $47    $148    $258     $579

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. The fund is designed for investors seeking both capital appreciation and income.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

                                                                             ---
           GROWTH-INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  7
                                                                             ---


INVESTING IN INCOME-ORIENTED STOCKS -- Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 3 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Growth & Income Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

                         Calendar year total returns.*

                                    [CHART]

   '02     '03     '04     '05     '06     '07     '08     '09     '10     '11
  -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
 -18.29%  32.52%  10.46%  5.88%   15.30%  5.12%  -37.78%  31.30%  11.50%  -1.77%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   16.91% (quarter ended June 30, 2003)
LOWEST   -21.96% (quarter ended December 31, 2008)

For periods ended December 31, 2011:

AVERAGE ANNUAL TOTAL RETURNS                   1 YEAR 5 YEARS 10 YEARS* LIFETIME*
---------------------------------------------------------------------------------

Fund                                           -1.77%  -1.22%   3.22%     10.29%
S&P 500 (reflects no deduction for sales
 charges, account fees, expenses or taxes)      2.09   -0.25    2.92      10.47
Lipper Growth & Income Funds Index (reflects
 no deduction for sales charges, account fees
 or taxes)                                     -1.82   -1.17    3.12       9.19

* Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 3 shares were first offered on January 16, 2004;
  therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution"
  section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

----
8   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH-INCOME FUND
----


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-----------------------------------------------------------------------------------------------------------------------

DONALD D. O'NEAL                       7 years               Senior Vice President - Capital Research Global Investors
Vice Chairman of the Board
-----------------------------------------------------------------------------------------------------------------------
J. BLAIR FRANK                         6 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
CLAUDIA P. HUNTINGTON                  18 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
WILLIAM L. ROBBINS                 Less than 1 year          Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
DYLAN J. YOLLES                        7 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
           GROWTH-INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  9
                                                                             ---


ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with high total return
(including income and capital gains) consistent with preservation of capital over the long term.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 3 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 3
-------------------------------------------------------------------------------
Management fee.........................................................  0.30%
Distribution and/or service (12b-1) fees...............................  0.18
Other expenses.........................................................  0.01
Total annual fund operating expenses...................................  0.49

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 3 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 3                                          $50    $157    $274     $616

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 43% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund's investment adviser expects (but is not required)
to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2011, the fund was approximately 75% invested in equity securities, 21% invested in debt securities and 4% invested in money market instruments. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities.

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less).
Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size. The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United
States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds."

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

----
10  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  ASSET ALLOCATION FUND
----


PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and income generated by, the common stocks, bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING IN INCOME-ORIENTED STOCKS -- Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

INVESTING IN BONDS -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

INVESTING IN LOWER RATED BONDS -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

THINLY TRADED SECURITIES -- There may be little trading in the secondary market for particular bonds or other securities, which may make them more difficult to value, acquire or sell.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States.

ASSET ALLOCATION -- The fund's percentage allocations to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

                                                                             ---
        ASSET ALLOCATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  11
                                                                             ---


INVESTMENT RESULTS

The following information shows how the investment results of the Class 3 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Citigroup Broad Investment-Grade (BIG) Bond Index reflects market sectors and securities in which the fund primarily invests.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

                         Calendar year total returns.*

                                    [CHART]

   '02     '03     '04     '05     '06     '07     '08     '09     '10     '11
  -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
 -12.35%  21.92%  8.34%   9.26%   14.75%  6.56%  -29.39%  23.95%  12.62%  1.36%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   12.19% (quarter ended June 30, 2003)
LOWEST   -16.31% (quarter ended December 31, 2008)

For periods ended December 31, 2011:

AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS* LIFETIME*
------------------------------------------------------------------------------

Fund                                         1.36%   1.26%   4.45%     7.61%
S&P 500 (reflects no deduction for sales
 charges, account fees, expenses or taxes)   2.09   -0.25    2.92      8.26
Barclays Capital U.S. Aggregate Index
 (reflects no deduction for sales charges,
 account fees, expenses or taxes)            7.84    6.50    5.78      7.00
Citigroup Broad Investment-Grade (BIG)
 Bond Index (reflects no deduction for
 sales charges, account fees, expenses or
 taxes)                                      7.85    6.69    5.89      7.09

* Lifetime results are from August 1, 1989, the date the fund began investment operations. Class 3 shares were first offered on January 16, 2004; therefore, results for the fund prior to that date assume a hypothetical investment in
  Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution" section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

----
12  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  ASSET ALLOCATION FUND
----


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

     ALAN N. BERRO                     12 years              Senior Vice President - Capital World Investors
     President
------------------------------------------------------------------------------------------------------------------------
     DAVID A. DAIGLE                   3 years               Senior Vice President - Fixed Income, Capital Research
                                                             Company
------------------------------------------------------------------------------------------------------------------------
     JEFFREY T. LAGER                  5 years               Senior Vice President - Capital World Investors
------------------------------------------------------------------------------------------------------------------------
     JAMES R. MULALLY                  6 years               Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------
     EUGENE P. STEIN                   4 years               Senior Vice President - Capital World Investors
------------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
        ASSET ALLOCATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  13
                                                                             ---


HIGH-INCOME BOND FUND

INVESTMENT OBJECTIVE

The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 3 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 3
-------------------------------------------------------------------------------
Management fee.........................................................  0.46%
Distribution and/or service (12b-1) fees...............................  0.18
Other expenses.........................................................  0.01
Total annual fund operating expenses...................................  0.65

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 3 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 3                                          $66    $208    $362     $810

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 51% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally Recognized
Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined by the fund's investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as "junk bonds." The fund may invest a portion of its assets in securities of issuers domiciled outside the United States.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than those that exist in funds investing in higher quality debt securities.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

INVESTING IN LOWER RATED BONDS -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities.

----
14  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  HIGH-INCOME BOND FUND
----


The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

THINLY TRADED SECURITIES -- There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

INVESTING IN BONDS -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

MARKET CONDITIONS -- The prices of, and income generated by, the bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 3 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper High Current Yield Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

                         Calendar year total returns.*

                                    [CHART]

   '02     '03     '04     '05     '06     '07     '08     '09     '10     '11
  -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
 -1.69%   29.55%  9.66%   2.25%   10.66%  1.40%  -23.76%  39.14%  15.14%  1.97%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   16.16% (quarter ended June 30, 2009)
LOWEST   -16.05% (quarter ended December 31, 2008)

                                                                             ---
        HIGH-INCOME BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  15
                                                                             ---


For periods ended December 31, 2011:

AVERAGE ANNUAL TOTAL RETURNS                                       1 YEAR 5 YEARS 10 YEARS* LIFETIME*
-----------------------------------------------------------------------------------------------------

Fund                                                                1.97%  4.78%    7.15%     9.25%
Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index
 (reflects no deduction for sales charges, account fees, expenses
 or taxes)                                                          4.96   7.74     8.96       N/A
Lipper High Current Yield Funds Index (reflects no deduction
 for sales charges, account fees or taxes)                          2.85   5.13     7.08      7.57

* Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 3 shares were first offered on January 16, 2004;
  therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution"
  section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

     DAVID C. BARCLAY                  19 years              Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company
------------------------------------------------------------------------------------------------------------------------
     DAVID A. DAIGLE                   3 years               Senior Vice President - Fixed Income, Capital Research
                                                             Company
------------------------------------------------------------------------------------------------------------------------
     MARCUS B. LINDEN                  5 years               Senior Vice President - Fixed Income, Capital Research
                                                             Company

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
16  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  HIGH-INCOME BOND FUND
----


U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

INVESTMENT OBJECTIVE

The fund's investment objective is to provide a high level of current income consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 3 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 3
-------------------------------------------------------------------------------
Management fee.........................................................  0.33%
Distribution and/or service (12b-1) fees...............................  0.18
Other expenses.........................................................  0.01
Total annual fund operating expenses...................................  0.52

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 3 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 3                                          $53    $167    $291     $653

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 234% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the fund invests at least 80% of its assets in securities that are guaranteed or sponsored by the U.S. government or debt securities that are rated Aaa or AAA by Nationally Recognized Statistical Rating Organizations
designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

The fund may also invest a significant portion of its assets in mortgage-backed securities, including contracts for future delivery of such securities, such as to be announced contracts and mortgage rolls. The contracts for future delivery are normally of short duration and are replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund's portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                                                                         ---
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  17
                                                                                         ---


PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

INVESTING IN SECURITIES BACKED BY THE U.S. GOVERNMENT -- Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

INVESTING IN BONDS -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

INVESTING IN MORTGAGE-RELATED SECURITIES -- Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund's income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

INVESTING IN FUTURE DELIVERY CONTRACTS -- Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund's market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

MARKET CONDITIONS -- The prices of, and income generated by, the bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

It is important to note that neither your investment in the fund nor the fund's yield is guaranteed by the U.S. government. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
18  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
----


INVESTMENT RESULTS

The following information shows how the investment results of the Class 3 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper General U.S. Government Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Consumer Price Index provides a comparison of the fund's results to inflation. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

                           Calendar year total returns.*

                                      [CHART]

    '02     '03     '04     '05     '06     '07     '08     '09     '10     '11
   -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
   9.26%   2.33%   3.41%   2.50%   3.80%   6.63%   7.66%   2.58%   5.82%   7.56%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   5.17% (quarter ended December 31, 2008)
LOWEST   -1.77% (quarter ended June 30, 2004)

For periods ended December 31, 2011:

AVERAGE ANNUAL TOTAL RETURNS                                 1 YEAR 5 YEARS 10 YEARS* LIFETIME*
-----------------------------------------------------------------------------------------------

Fund                                                          7.56%  6.03%    5.13%     6.68%
Barclays Capital U.S. Government/Mortgage Backed
 Securities Index (reflects no deduction for sales charges,
 account fees, expenses or taxes)                             7.74   6.56     5.64      7.47
Lipper General U.S. Government Funds Average (reflects
 no deduction for sales charges, account fees or taxes)       8.44   5.85     4.97      6.35
Consumer Price Index (CPI)                                    2.96   2.26     2.48      2.83

* Lifetime results are from December 2, 1985, the date the fund began investment operations. Class 3 shares were first offered on January 16, 2004;
  therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution"
  section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

                                                                                         ---
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  19
                                                                                         ---


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
----------------------------------------------------------------------------------------------------------------------------

    KEVIN ADAMS                         1 year               Vice President - Fixed Income, Capital Research Company
----------------------------------------------------------------------------------------------------------------------------
    THOMAS H. HOGH                     15 years              Senior Vice President - Fixed Income, Capital Research Company
----------------------------------------------------------------------------------------------------------------------------
    FERGUS N. MACDONALD                2 years               Senior Vice President - Fixed Income, Capital Research Company
----------------------------------------------------------------------------------------------------------------------------
    WESLEY K.-S. PHOA                  2 years               Senior Vice President - Fixed Income, Capital Research Company
----------------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

----
20  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  CASH MANAGEMENT FUND
----


CASH MANAGEMENT FUND

INVESTMENT OBJECTIVE

The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 3 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 3
-------------------------------------------------------------------------------
Management fee.........................................................  0.32%
Distribution and/or service (12b-1) fees...............................  0.18
Other expenses.........................................................  0.01
Total annual fund operating expenses...................................  0.51

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 3 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 3                                          $52    $164    $285     $640

PRINCIPAL INVESTMENT STRATEGIES

Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, U.S. or
Canadian government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity support features, including guarantees.

The fund may invest in securities issued by entities domiciled outside the
United States and securities with credit and liquidity support features provided by entities domiciled outside of the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the
United States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity. The investment adviser believes that an important way to accomplish this is by analyzing various factors, including the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

THE FUND IS NOT MANAGED TO MAINTAIN A STABLE ASSET VALUE OF $1.00 PER SHARE AND
IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

INVESTING IN MONEY MARKET SECURITIES -- The values and liquidity of the securities held by the fund may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

LOW INTEREST RATE ENVIRONMENT -- During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

                                                                             ---
         CASH MANAGEMENT FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  21
                                                                             ---


CREDIT AND LIQUIDITY SUPPORT -- Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the investment results of the Class 3 shares of the fund have varied from year to year, and the fund's average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

                         Calendar year total returns.*

                                    [CHART]

   '02     '03     '04     '05     '06     '07     '08     '09     '10     '11
  -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
  1.06%   0.49%   0.77%   2.74%   4.64%   4.83%   1.99%  -0.31%  -0.35%  -0.35%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   1.24% (quarter ended June 30, 2007)
LOWEST   -0.18% (quarter ended September 30, 2011)

For periods ended December 31, 2011:

AVERAGE ANNUAL TOTAL RETURNS  1 YEAR 5 YEARS 10 YEARS* LIFETIME*
----------------------------------------------------------------

           Fund               -0.35%  1.14%    1.53%     4.08%

* Lifetime results are from February 8, 1984, the date the fund began investment operations. Class 3 shares were first offered on January 16, 2004;
  therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution"
  section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

----
22  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  CASH MANAGEMENT FUND
----


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

                                                                             ---
         CASH MANAGEMENT FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  23
                                                                             ---


INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

GROWTH FUND

The fund's investment objective is to provide you with growth of capital.

The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The prices of, and income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the fund may involve large price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees expenses or taxes. Lipper Capital
Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes. Lipper Growth Funds Index is an equally weighted index of growth funds.
These funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

INTERNATIONAL FUND

The fund's investment objective is to provide you with long-term growth of capital.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed below.

----
24  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


The following describes certain of the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund invests primarily in common stocks of companies located outside the United States. The prices of, and income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes;
local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) generally purchased by the fund may involve large price swings and greater potential for loss than other types of investments.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

EMERGING AND DEVELOPING COUNTRIES -- The fund normally invests a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets. Many of these countries are also known as emerging markets. Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper
International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the United States.
The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

GROWTH-INCOME FUND

The fund's investment objectives are to achieve long-term growth of capital and income.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed below.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  25
                                                                             ---


The following describes certain of the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size. The fund is designed for investors seeking both capital appreciation and income.

The prices of, and income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve large price swings and greater potential for loss than other types of investments. Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

INVESTING OUTSIDE THE UNITED STATES -- The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the
United States. Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S.
dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United
States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the
United States.

DEBT SECURITIES -- The fund may also invest in bonds and other debt securities.
The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper Growth &
Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

ASSET ALLOCATION FUND

The fund's investment objective is to provide you with high total return
(including income and capital gains) consistent with preservation of capital over the long term.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed below.

----
26  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


The following describes certain of the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size. Under normal market conditions, the fund's investment adviser expects (but is not required)
to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2011, the fund was approximately 75% invested in equity securities, 21% invested in debt securities and 4% invested in money market instruments. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities. The fund's percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

COMMON STOCKS AND OTHER EQUITY SECURITIES -- The prices of, and income generated by, the common stocks, bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes;
local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve large price swings and greater potential for loss than other types of investments. Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for dividend payments at such companies.

DEBT SECURITIES -- The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.
For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.
Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.
In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

HIGH YIELD BONDS -- The fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally
Recognized Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds."
Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

INVESTING OUTSIDE THE UNITED STATES -- The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. These investments may include companies in emerging and developing countries. Securities of issuers domiciled outside the United States, or with significant operations outside the United
States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United
States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the
United States may be heightened in connection with investments in emerging and developing countries.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  27
                                                                             ---


distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Barclays Capital U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Citigroup Broad Investment-Grade (BIG) Bond Index is a
market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade corporate securities with maturities of one year or longer. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

HIGH-INCOME BOND FUND

The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

HIGH YIELD BONDs -- The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally
Recognized Statistical Rating Organizations designated by the fund's investment adviser or unrated but determined by the fund's investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as "junk bonds."

Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

DEBT SECURITIES -- Generally, the fund may invest in debt securities of any maturity or duration. The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

The fund may also invest in common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks, convertible bonds and warrants, that provide an opportunity for income and/or capital appreciation.
The prices of, and income generated by, the stocks, bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

----
28  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Barclays Capital U.S. Corporate High Yield 2%
Issuer Capped Index covers the universe of fixed rate, non-investment grade debt. The index limits the maximum exposure of any one issuer to 2%. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. This index was not in existence on the date the fund began investment operations; therefore, lifetime results are not shown. Lipper High Current
Yield Funds Index is an equally weighted index of funds that aim at high
(relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

The fund's investment objective is to provide a high level of current income consistent with preservation of capital.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and the analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed below.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

Normally, the fund invests at least 80% of its assets in securities that are guaranteed or sponsored by the U.S. government or debt securities that are rated Aaa or AAA by Nationally Recognized Statistical Rating Organizations
designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser. This policy is subject to change only upon 60 days' written notice to shareholders. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

SECURITIES BACKED BY THE U.S. GOVERNMENT -- A security backed by the U.S.
Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity.
Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

MORTGAGE-BACKED SECURITIES -- The fund may also invest a significant portion of its assets in mortgage-backed securities. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer. Many types of bonds and other debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and prepay their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income. Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the expected terms of the securities backed by such mortgages. This reduces the potential for the fund to invest the principal in higher yielding securities. In addition, the values of the securities ultimately depend upon the payment of the underlying loans by individuals.

FUTURE DELIVERY CONTRACTS -- The fund may enter into contracts, such as to be announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund's market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

DEBT SECURITIES -- While the fund invests primarily in securities that are guaranteed or sponsored by the U.S. government, these securities are subject to interest rate and prepayment risks. The prices of, and income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

The prices of, and income generated by, the bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  29
                                                                             ---


general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

CASH POSITION AND TEMPORARY INVESTMENTS -- The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

It is important to note that neither your investment in the fund nor the fund's yield is guaranteed by the U.S. government.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

FUND COMPARATIVE INDEXES -- Barclays Capital U.S. Government/Mortgage Backed
Securities Index is a market-value-weighted index that covers fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury,
U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper General U.S. Government Funds Average is composed of funds that invest primarily in U.S. government and agency issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor
Statistics.

CASH MANAGEMENT FUND

The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.

The following describes certain of the strategies that the investment adviser uses in pursuit of the fund's objective and the corresponding risks:

MONEY MARKET INSTRUMENTS -- Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. Some of the securities held by the fund may have credit and liquidity support features, including guarantees and letters of credit. Changes in the credit quality of the issuer or provider of these support features could cause the fund to experience a loss and may affect its share price.

The value and liquidity of the securities held by the fund may be affected by changing interest rates and by changes in credit ratings of the securities. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

The prices of, and the income generated by, securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States.

The investment adviser to the fund actively manages the fund's investments.
Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.

The fund's investment results will depend on the ability of the fund's investment adviser to navigate the risks discussed above.

The fund is not managed to maintain a stable asset value of $1.00 per share and it is possible to lose money by investing in the fund.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

----
30  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and
Management Company is a wholly owned subsidiary of The Capital Group Companies,
Inc. and is located at 333 South Hope Street, Los Angeles, California 90071,
and 6455 Irvine Center Drive, Irvine, California 92618. Capital Research and
Management Company manages the investment portfolios and business affairs of the Series. The total management fee paid by each fund for the previous fiscal year expressed as a percentage of average net assets of that fund, appear in the Annual Fund Operating Expenses table for each fund. A more detailed description of the Investment Advisory and Service Agreement between the Series and the investment adviser is included in the Series' statement of additional information. A discussion regarding the basis for the approval of the Series'
Investment Advisory and Service Agreement by the Series' board of trustees is contained in the Series' annual report to shareholders for the fiscal year ended December 31, 2011.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Although not currently contemplated, Capital
Research and Management Company could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and the funds it advises have applied to the U.S. Securities and Exchange Commission for an
exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the funds' boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. Each fund's shareholders pre-approved this arrangement at a meeting of shareholders on November 24, 2009. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

In addition, shareholders approved a proposal to reorganize the series into a
Delaware statutory trust. The reorganization may be completed in 2012 or 2013;
however, the Series reserves the right to delay the implementation.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the funds'
portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the funds' portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the funds' portfolio transactions. The investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, the investment adviser does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the funds' portfolio transactions. A more detailed description of the investment adviser's policies is included in the statement of additional information.

PORTFOLIO MANAGEMENT

The Series relies on the professional judgment of its investment adviser,
Capital Research and Management Company, to make decisions about the funds'
portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PORTFOLIO HOLDINGS

A description of the funds' policies and procedures regarding disclosure of information about their portfolio securities is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition to the portfolio counselors below, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio.
Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  31
                                                                             ---


The primary individual portfolio counselors for each of the funds are:

                                                                                  PRIMARY TITLE WITH
                                                                                  INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR                PORTFOLIO COUNSELOR'S ROLE                  (OR AFFILIATE)
   THE SERIES/TITLE (IF                      IN MANAGEMENT OF,                      AND INVESTMENT
       APPLICABLE)                     AND EXPERIENCE IN, THE FUND(S)                 EXPERIENCE
------------------------------------------------------------------------------------------------------

DONALD D. O'NEAL            Serves as an equity portfolio                         Senior Vice
VICE CHAIRMAN OF THE BOARD  counselor for: GROWTH-INCOME                          President --
                            FUND -- 7 years                                       Capital Research
                                                                                  Global Investors
                                                                                  Investment
                                                                                  professional for 27
                                                                                  years, all with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
ALAN N. BERRO               Serves as an equity portfolio                         Senior Vice
PRESIDENT                   counselor for: ASSET                                  President --
                            ALLOCATION FUND -- 12 years                           Capital World
                                                                                  Investors
                                                                                  Investment
                                                                                  professional for 26
                                                                                  years in total; 21
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
C. ROSS SAPPENFIELD         Serves as an equity portfolio                         Senior Vice
SENIOR VICE PRESIDENT       counselor for: BLUE CHIP                              President --
                            INCOME AND GROWTH FUND --                             Capital Research
                            11 years (since the fund's                            Global Investors
                            inception)                                            Investment
                                                                                  professional for 20
                                                                                  years, all with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
CARL M. KAWAJA              Serves as an equity portfolio                         Senior Vice
VICE PRESIDENT              counselor for:  NEW WORLD                             President --
                            FUND -- 13 years (since the                           Capital World
                            fund's inception)                                     Investors
                                                                                  Investment
                                                                                  professional for 25
                                                                                  years in total; 21
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
SUNG LEE                    Serves as an equity portfolio                         Senior Vice
VICE PRESIDENT              counselor for:                                        President --
                            INTERNATIONAL FUND -- 6                               Capital Research
                            years INTERNATIONAL GROWTH AND INCOME FUND -- 4 years Global Investors
                            (since the fund's inception)                          Investment
                                                                                  professional for 18
                                                                                  years, all with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
ROBERT W. LOVELACE          Serves as an equity portfolio                         Senior Vice
VICE PRESIDENT              counselor for: GLOBAL GROWTH                          President --
                            FUND -- 15 years (since the                           Capital World
                            fund's inception) NEW WORLD                           Investors
                            FUND -- 13 years (since the                           Investment
                            fund's inception)                                     professional for 27
                                                                                  years, all with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
KEVIN ADAMS                 Serves as a fixed-income                              Vice President --
                            portfolio counselor for:                              Fixed Income,
                            U.S. GOVERNMENT/AAA-RATED SECURITIES FUND -- 1 year   Capital Research
                                                                                  Company
                                                                                  Investment
                                                                                  professional for 27
                                                                                  years in total; 12
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
HILDA L. APPLBAUM           Serves as an                                          Senior Vice
                            equity/fixed-income portfolio                         President --
                            counselor for: GLOBAL                                 Capital World
                            BALANCED FUND -- 1 year                               Investors
                            (since the fund's inception)                          Investment
                                                                                  professional for 25
                                                                                  years in total; 17
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
DAVID C. BARCLAY            Serves as a fixed-income                              Senior Vice
                            portfolio counselor for:                              President -- Fixed
                            HIGH-INCOME BOND FUND -- 19                           Income, Capital
                            years BOND FUND -- 14 years                           Research and
                                                                                  Management Company
                                                                                  Investment
                                                                                  professional for 31
                                                                                  years in total; 24
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
DONNALISA PARKS BARNUM      Serves as an equity portfolio                         Senior Vice
                            counselor for: GROWTH                                 President --
                            FUND -- 9 years                                       Capital World
                                                                                  Investors
                                                                                  Investment
                                                                                  professional for 31
                                                                                  years in total; 26
                                                                                  years with Capital
                                                                                  Research and
                                                                                  Management Company
                                                                                  or affiliate
------------------------------------------------------------------------------------------------------
L. ALFONSO BARROSO          Serves as an equity portfolio                         Senior Vice
                            counselor for:                                        President --
                            INTERNATIONAL FUND -- 3 years                         Capital Research
                                                                                  Global Investors
                                                                                  Investment
                                                                                  professional for 18
                                                                                  years, all with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
MARK A. BRETT               Serves as a fixed-income                              Vice President --
                            portfolio counselor                                   Fixed Income,
                            for: GLOBAL BALANCED                                  Capital Research
                            FUND -- 1 year (since the                             Company
                            fund's inception)                                     Investment
                                                                                  professional for 33
                                                                                  years in total;
                                                                                  19 years with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------
CHRISTOPHER D. BUCHBINDER   Serves as an equity portfolio                         Senior Vice
                            counselor for: BLUE CHIP                              President --
                            INCOME AND GROWTH FUND -- 5                           Capital Research
                            years                                                 Global Investors
                                                                                  Investment
                                                                                  professional for 17
                                                                                  years, all with
                                                                                  Capital Research
                                                                                  and Management
                                                                                  Company or affiliate
------------------------------------------------------------------------------------------------------

----
32  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                                                           PRIMARY TITLE WITH
                                                           INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR     PORTFOLIO COUNSELOR'S ROLE      (OR AFFILIATE)
   THE SERIES/TITLE (IF           IN MANAGEMENT OF,          AND INVESTMENT
       APPLICABLE)          AND EXPERIENCE IN, THE FUND(S)     EXPERIENCE
-------------------------------------------------------------------------------

NORIKO H. CHEN              Serves as an equity portfolio  Senior Vice
                            counselor for: GLOBAL          President --
                            BALANCED FUND -- 1 year        Capital World
                            (since the fund's inception)   Investors
                                                           Investment
                                                           professional for 22
                                                           years in total; 14
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
GORDON CRAWFORD             Serves as an equity portfolio  Senior Vice
                            counselor for: GLOBAL SMALL    President --
                            CAPITALIZATION FUND -- 14      Capital Research
                            years (since the fund's        Global Investors
                            inception) GLOBAL DISCOVERY    Investment
                            FUND -- 7 years                professional for 41
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
DAVID A. DAIGLE             Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                             ASSET ALLOCATION FUND -- 3    Income, Capital
                            years HIGH-INCOME BOND         Research Company
                            FUND -- 3 years (plus 9 years  Investment
                            of prior experience as an      professional for 18
                            investment analyst for the     years, all with
                            fund)                          Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
MARK H. DALZELL             Serves as a fixed-income       Senior Vice
                            portfolio counselor            President -- Fixed
                            for: BOND FUND -- 7            Income, Capital
                            years GLOBAL BOND FUND -- 6    Research and
                            years (since the fund's        Management Company
                            inception)                     Investment
                                                           professional for 34
                                                           years in total; 24
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
MARK E. DENNING             Serves as an equity portfolio  Senior Vice
                            counselor for: GLOBAL SMALL    President --
                            CAPITALIZATION FUND -- 14      Capital Research
                            years (since the fund's        Global Investors
                            inception) GLOBAL DISCOVERY    Investment
                            FUND -- 7 years                professional for 30
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
J. BLAIR FRANK              Serves as an equity portfolio  Senior Vice
                            counselor for: GLOBAL SMALL    President --
                            CAPITALIZATION FUND -- 9       Capital Research
                            years GROWTH-INCOME FUND -- 6  Global Investors
                            years                          Investment
                                                           professional for 19
                                                           years in total; 18
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
DAVID A. HOAG               Serves as a fixed-income       Senior Vice
                            portfolio counselor for: BOND  President -- Fixed
                            FUND -- 5 years                Income, Capital
                                                           Research and
                                                           Management Company
                                                           Investment
                                                           professional for 24
                                                           years in total; 21
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
THOMAS H. HOGH              Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            GLOBAL BOND FUND -- 6 years    Income, Capital
                            (since the fund's              Research Company
                            inception) U.S.                Investment
                            GOVERNMENT/AAA-RATED           professional for 25
                            SECURITIES FUND --15           years in total; 22
                            years BOND FUND -- 5 years     years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
CLAUDIA P. HUNTINGTON       Serves as an equity portfolio  Senior Vice
                            counselor for: GROWTH-INCOME   President --
                            FUND -- 18 years (plus 5       Capital Research
                            years of prior experience as   Global Investors
                            an investment analyst for the  Investment
                            fund) GLOBAL DISCOVERY         professional for 39
                            FUND -- 11 years (since the    years in total; 37
                            fund's inception)              years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
GREGG E. IRELAND            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GLOBAL GROWTH AND INCOME       Capital World
                            FUND -- 6 years (since the     Investors
                            fund's inception) GROWTH       Investment
                            FUND -- 6 years                professional for 40
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
MARTIN JACOBS               Serves as an equity portfolio  Senior Vice
                            counselor for:                 President -- Capital
                            GLOBAL GROWTH FUND -- 3 years  World Investors
                                                           Investment
                                                           professional for 24
                                                           years in total; 11
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
GREGORY D. JOHNSON          Serves as an equity portfolio  Senior Vice
                            counselor for: GROWTH          President --
                            FUND -- 5 years                Capital World
                                                           Investors
                                                           Investment
                                                           professional for 19
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
JOANNA F. JONSSON           Serves as an equity portfolio  Senior Vice
                            counselor for: GLOBAL          President --
                            BALANCED FUND -- 1 year        Capital World
                            (since the fund's inception)   Investors
                                                           Investment
                                                           professional for 23
                                                           years in total; 22
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
MICHAEL T. KERR             Serves as an equity portfolio  Senior Vice
                            counselor for:  GROWTH         President --
                            FUND -- 7 years                Capital World
                                                           Investors
                                                           Investment
                                                           professional for 29
                                                           years in total; 27
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  33
                                                                             ---


                                                           PRIMARY TITLE WITH
                                                           INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR     PORTFOLIO COUNSELOR'S ROLE      (OR AFFILIATE)
   THE SERIES/TITLE (IF           IN MANAGEMENT OF,          AND INVESTMENT
       APPLICABLE)          AND EXPERIENCE IN, THE FUND(S)     EXPERIENCE
-------------------------------------------------------------------------------

HAROLD H. LA                Serves as an equity portfolio  Senior Vice
                            counselor for: GLOBAL SMALL    President --
                            CAPITALIZATION FUND -- 4       Capital Research
                            years (plus 4 years of prior   Global Investors
                            experience as an investment    Investment
                            analyst for the fund)          professional for 14
                                                           years in total; 13
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
JEFFREY T. LAGER            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            ASSET ALLOCATION FUND -- 5     Capital World
                            years                          Investors
                                                           Investment
                                                           professional for 17
                                                           years in total; 16
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
MARCUS B. LINDEN            Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            HIGH-INCOME BOND FUND -- 5     Income, Capital
                            years                          Research Company
                                                           Investment
                                                           professional for 17
                                                           years in total; 16
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
JAMES B. LOVELACE           Serves as an equity portfolio  Senior Vice
                            counselor for: BLUE CHIP       President --
                            INCOME AND GROWTH FUND -- 5    Capital Research
                            years                          Global Investors
                                                           Investment
                                                           professional for 30
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
JESPER LYCKEUS              Serves as an equity portfolio  Senior Vice
                            counselor for: INTERNATIONAL   President --
                            FUND -- 5 years (plus 8 years  Capital Research
                            of prior experience as an      Global Investors
                            investment analyst for the     Investment
                            fund) INTERNATIONAL GROWTH     professional for 17
                            AND INCOME FUND -- 4 years     years in total; 16
                            (since the fund's inception)   years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
FERGUS N. MACDONALD         Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            U.S. GOVERNMENT/AAA-RATED      Income, Capital
                            SECURITIES FUND --2            Research Company
                            years MORTGAGE FUND -- 1 year  Investment
                            (since the fund's inception)   professional for 20
                                                           years in total; 9
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
RONALD B. MORROW            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GROWTH FUND -- 9 years (plus   Capital World
                            6 years of prior experience    Investors
                            as an investment analyst for   Investment
                            the fund)                      professional for 44
                                                           years in total; 15
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
JAMES R. MULALLY            Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            ASSET ALLOCATION FUND -- 6     Income, Capital
                            years                          Research and
                            GLOBAL BOND FUND -- 4 years    Management Company
                                                           Investment
                                                           professional for 36
                                                           years in total; 32
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
ROBERT H. NEITHART          Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            GLOBAL BALANCED FUND -- 1      Income, Capital
                            year (since the fund's         Research and
                            inception)                     Management Company
                            NEW WORLD FUND -- Less than 1  Investment
                            year (plus 2 years of prior    professional for 25
                            experience as an investment    years, all with
                            analyst for the fund)          Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
WESLEY K.-S. PHOA           Serves as a fixed-income       Senior Vice
                            portfolio counselor for:       President -- Fixed
                            U.S. GOVERNMENT/AAA-RATED      Income, Capital
                            SECURITIES FUND --2            Research Company
                            years MORTGAGE FUND -- 1 year  Investment
                            (since the fund's inception)   professional for 19
                                                           years in total; 13
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
DAVID M. RILEY              Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            INTERNATIONAL GROWTH AND       Capital Research
                            INCOME FUND -- 4 years (since  Global Investors
                            the fund's inception)          Investment
                                                           professional for 18
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
WILLIAM L. ROBBINS          Serves as an equity portfolio  Senior Vice
                            counselor for: GROWTH-INCOME   President --
                            FUND -- Less than 1 year       Capital Research
                            (plus 13 years of prior        Global Investors
                            experience as an investment    Investment
                            analyst for the fund)          professional for 20
                                                           years in total; 18
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
EUGENE P. STEIN             Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            ASSET ALLOCATION FUND -- 4     Capital World
                            years                          Investors
                                                           Investment
                                                           professional for 41
                                                           years in total; 40
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
ANDREW B. SUZMAN            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GLOBAL GROWTH AND INCOME       Capital World
                            FUND -- 3 years                Investors
                                                           Investment
                                                           professional for 19
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate

----
34  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                                                           PRIMARY TITLE WITH
                                                           INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR     PORTFOLIO COUNSELOR'S ROLE      (OR AFFILIATE)
   THE SERIES/TITLE (IF           IN MANAGEMENT OF,          AND INVESTMENT
       APPLICABLE)          AND EXPERIENCE IN, THE FUND(S)     EXPERIENCE
-------------------------------------------------------------------------------

CHRISTOPHER M. THOMSEN      Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            INTERNATIONAL FUND -- 6 years  Capital Research
                                                           Global Investors
                                                           Investment
                                                           professional for 15
                                                           years, all with
                                                           Capital Research
                                                           and Management
                                                           Company or affiliate
-------------------------------------------------------------------------------
STEVEN T. WATSON            Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GLOBAL GROWTH FUND -- 10       Capital World
                            years (plus 4 years of prior   Investors
                            experience as an investment    Investment
                            analyst for the fund) GLOBAL   professional for 25
                            GROWTH AND INCOME              years in total; 22
                            FUND -- 6 years (since the     years with Capital
                            fund's inception)              Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
PAUL A. WHITE               Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GLOBAL GROWTH FUND -- 8 years  Capital World
                            (plus 5 years of prior         Investors
                            experience as an investment    Investment
                            analyst for the fund)          professional for 24
                                                           years in total; 13
                                                           years with Capital
                                                           Research and
                                                           Management Company
                                                           or affiliate
-------------------------------------------------------------------------------
DYLAN J. YOLLES             Serves as an equity portfolio  Senior Vice
                            counselor for:                 President --
                            GROWTH-INCOME FUND -- 7 years  Capital Research
                            (plus 5 years of prior         Global Investors
                            experience as an investment    Investment
                            analyst for the fund)          professional for 15
                            GLOBAL SMALL CAPITALIZATION    years in total; 12
                            FUND -- 1 year (plus 5 years   years with Capital
                            of prior experience as an      Research and
                            investment analyst for the     Management Company
                            fund)                          or affiliate

Additional information regarding the portfolio counselors' compensation, holdings in other accounts and ownership of securities in American Funds
Insurance Series can be found in the statement of additional information.

PURCHASES AND REDEMPTIONS OF SHARES

Shares of the Series are currently offered only to insurance company separate accounts as well as so-called "feeder funds" under master-feeder arrangements sponsored by insurance companies. All such shares may be purchased or redeemed by the separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds).

FREQUENT TRADING OF FUND SHARES

The Series and American Funds Distributors, Inc., the Series' distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds' portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American
Funds Distributors, Inc. has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series' insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under its procedures, American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the Series' broad ability to restrict potentially harmful trading as described previously, the Series' board of trustees has adopted a
"purchase blocking policy" under which any contract owner redeeming units representing a beneficial interest in any fund other than Cash Management Fund
(including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in that fund (including investments that are part of an exchange transaction)
for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; purchase transactions involving transfers of assets, where the entity maintaining the contract owner's account is able to identify the transaction as one of these types of transactions; and
systematic redemptions and purchases where the entity maintaining the contract owner's account is able to identify the transaction as a systematic redemption or purchase. Generally, purchases and redemptions will not be considered
"systematic" unless the transaction is
pre-scheduled for a specific date.

The Series reserves the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  35
                                                                             ---


If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account's or feeder fund's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE SERIES' SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING
POLICY, ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE SERIES' AND
AMERICAN FUNDS DISTRIBUTORS, INC.'S RIGHT TO RESTRICT POTENTIALLY ABUSIVE
TRADING GENERALLY (INCLUDING THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT
WILL NOT BE PREVENTED OR TRIGGER A BLOCK UNDER THE PURCHASE BLOCKING POLICY).
SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR MORE INFORMATION ABOUT HOW
AMERICAN FUNDS SERVICE COMPANY MAY ADDRESS OTHER POTENTIALLY ABUSIVE TRADING
ACTIVITY IN THE SERIES.

VALUING SHARES

Each fund calculates its share price, also called net asset value, each day the
New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. The funds may also calculate their share prices on days the New York Stock Exchange is closed when deemed prudent to do so by the series' officers. Assets are valued primarily on the basis of market quotations. However, the funds have adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York
Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the securities in the funds' portfolios that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values.

Because certain of the funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the funds do not price their shares, the value of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company.

PLANS OF DISTRIBUTION

The Series has adopted plans of distribution or "12b-1 plans" for Class 2 and
Class 3 shares. Under these plans, the Series may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Series' board of trustees. The plans provide for annual expenses of .25% for Class 2 shares and .18% for Class 3 shares. For these share classes, amounts paid under the 12b-1 plans are used by insurance company contract issuers to cover the expenses of certain contract owner services. The
12b-1 fees paid by the Series, as a percentage of average net assets, for the previous fiscal year, are indicated in the Class 2 and Class 3 prospectuses in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of the Series' assets or income on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return of an investment in Class 2 and Class 3 shares.

FUND EXPENSES

In periods of market volatility, assets of the funds may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the annual fund operating expenses tables in this prospectus.

The "Other expenses" items in the Annual Fund Operating Expenses tables in this prospectus are based on expenses as of each fund's most recently completed fiscal year. Since January 1, 2012, all share classes have been subject to an additional 0.01% fee, payable to the series' investment adviser, for administrative services provided by the series' investment adviser and its affiliates.

INVESTMENT RESULTS

All fund results in the "Investment results" section of this prospectus reflect the reinvestment of dividends and capital gains distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

DISTRIBUTIONS AND TAXES

Each fund of the Series intends to qualify as a "regulated investment company"
under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series' policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

----
36  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the funds'
results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers
LLP, whose report, along with the funds' financial statements, is included in the statement of additional information, which is available upon request.
Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

                    Income (loss) from investment operations/1/      Dividends and distributions
                    ------------------------------------------  -------------------------------------

                                    Net gains
          Net asset    Net         (losses) on                  Dividends                    Total
           value,   investment   securities (both   Total from  (from net  Distributions   dividends   Net asset
Period    beginning   income       realized and     investment  investment (from capital      and      value, end  Total
ended     of period   (loss)       unrealized)      operations   income)      gains)     distributions of period  return/2/

Global Discovery Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11   $12.28      $.07           $ (.92)         $ (.85)     $(.08)       $  --        $ (.08)      $11.35     (6.91)%
12/31/10    11.20       .10             1.07            1.17       (.09)          --          (.09)       12.28     10.43
12/31/09     7.45       .05             3.78            3.83       (.08)          --          (.08)       11.20     51.49
12/31/08    14.09       .15            (6.37)          (6.22)      (.12)        (.30)         (.42)        7.45    (45.02)
12/31/07    13.05       .17             2.07            2.24       (.16)       (1.04)        (1.20)       14.09     17.55
CLASS 2
12/31/11    12.22       .04             (.91)           (.87)      (.05)          --          (.05)       11.30     (7.13)
12/31/10    11.15       .07             1.06            1.13       (.06)          --          (.06)       12.22     10.14
12/31/09     7.43       .03             3.74            3.77       (.05)          --          (.05)       11.15     50.91
12/31/08    14.02       .12            (6.32)          (6.20)      (.09)        (.30)         (.39)        7.43    (45.09)
12/31/07    13.00       .14             2.05            2.19       (.13)       (1.04)        (1.17)       14.02     17.22

Global Growth Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11   $21.61      $.29           $(2.16)         $(1.87)     $(.34)       $  --        $ (.34)      $19.40     (8.66)%
12/31/10    19.61       .30             2.04            2.34       (.34)          --          (.34)       21.61     12.04
12/31/09    13.96       .26             5.67            5.93       (.28)          --          (.28)       19.61     42.58
12/31/08    25.15       .47            (9.50)          (9.03)      (.41)       (1.75)        (2.16)       13.96    (38.23)
12/31/07    23.44       .51             2.98            3.49       (.76)       (1.02)        (1.78)       25.15     15.16
CLASS 2
12/31/11    21.48       .24            (2.15)          (1.91)      (.28)          --          (.28)       19.29     (8.89)
12/31/10    19.50       .25             2.03            2.28       (.30)          --          (.30)       21.48     11.75
12/31/09    13.88       .22             5.64            5.86       (.24)          --          (.24)       19.50     42.30
12/31/08    25.00       .42            (9.43)          (9.01)      (.36)       (1.75)        (2.11)       13.88    (38.39)
12/31/07    23.29       .45             2.95            3.40       (.67)       (1.02)        (1.69)       25.00     14.85

Global Small Capitalization Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11   $21.67      $.07          $ (4.14)        $ (4.07)     $(.32)       $  --        $ (.32)      $17.28    (18.94)%
12/31/10    18.00       .13             3.91            4.04       (.37)          --          (.37)       21.67     22.76
12/31/09    11.18       .09             6.80            6.89       (.07)          --          (.07)       18.00     61.63
12/31/08    27.20       .19           (13.33)         (13.14)        --        (2.88)        (2.88)       11.18    (53.39)
12/31/07    24.87       .12             5.27            5.39       (.90)       (2.16)        (3.06)       27.20     21.73
CLASS 2
12/31/11    21.35       .02            (4.06)          (4.04)      (.27)          --          (.27)       17.04    (19.14)
12/31/10    17.74       .08             3.86            3.94       (.33)          --          (.33)       21.35     22.41
12/31/09    11.03       .05             6.70            6.75       (.04)          --          (.04)       17.74     61.30
12/31/08    26.95       .14           (13.18)         (13.04)        --        (2.88)        (2.88)       11.03    (53.52)
12/31/07    24.64       .05             5.22            5.27       (.80)       (2.16)        (2.96)       26.95     21.43

                       Ratio of   Ratio of    Ratio of
                       expenses   expenses      net
          Net assets, to average to average    income
            end of    net assets net assets  (loss) to
Period    period (in    before     after      average
ended      millions)    waiver   waiver/2/  net assets/2/

Global Discovery Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/11      $ 27        .60%       .60%        .58%
12/31/10        31        .61        .61         .87
12/31/09        31        .61        .61         .59
12/31/08        18        .60        .55        1.33
12/31/07        35        .60        .54        1.25
CLASS 2
12/31/11       202        .85        .85         .33
12/31/10       217        .86        .86         .62
12/31/09       192        .86        .86         .36
12/31/08       131        .85        .80        1.08
12/31/07       240        .85        .79         .98

Global Growth Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/11    $1,277        .55%       .55%       1.37%
12/31/10     1,227        .56        .56        1.54
12/31/09     1,037        .56        .56        1.59
12/31/08       675        .55        .50        2.37
12/31/07       684        .55        .50        2.06
CLASS 2
12/31/11     3,535        .80        .80        1.13
12/31/10     4,308        .81        .81        1.30
12/31/09     4,100        .82        .82        1.36
12/31/08     3,198        .80        .75        2.12
12/31/07     5,180        .80        .75        1.84

Global Small Capitalization Fund
---------------------------------------------------------------------------------------------------
CLASS 1
12/31/11    $  795        .74%       .74%        .36%
12/31/10       818        .75        .75         .69
12/31/09       604        .76        .76         .61
12/31/08       306        .74        .67        1.01
12/31/07       369        .73        .66         .45
CLASS 2
12/31/11     2,450        .99        .99         .10
12/31/10     3,189       1.00       1.00         .45
12/31/09     2,678       1.01       1.01         .36
12/31/08     1,748        .99        .92         .70
12/31/07     3,975        .98        .91         .20

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  37
                                                                             ---


                    Income (loss) from investment operations/1/      Dividends and distributions
                    ------------------------------------------  -------------------------------------

                                    Net gains
          Net asset    Net         (losses) on                  Dividends                    Total
           value,   investment   securities (both   Total from  (from net  Distributions   dividends   Net asset
Period    beginning   income       realized and     investment  investment (from capital      and      value, end  Total
ended     of period   (loss)       unrealized)      operations   income)      gains)     distributions of period  return/2/

Growth Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11   $54.78      $.45          $ (2.68)        $ (2.23)     $(.48)       $  --        $ (.48)      $52.07     (4.06)%
12/31/10    46.45       .49             8.32            8.81       (.48)          --          (.48)       54.78     19.01
12/31/09    33.51       .35            12.94           13.29       (.35)          --          (.35)       46.45     39.74
12/31/08    67.22       .63           (27.52)         (26.89)      (.56)       (6.26)        (6.82)       33.51    (43.83)
12/31/07    64.51       .68             7.44            8.12       (.68)       (4.73)        (5.41)       67.22     12.64
CLASS 2
12/31/11    54.35       .30            (2.63)          (2.33)      (.34)          --          (.34)       51.68     (4.27)
12/31/10    46.10       .36             8.24            8.60       (.35)          --          (.35)       54.35     18.68
12/31/09    33.27       .25            12.84           13.09       (.26)          --          (.26)       46.10     39.41
12/31/08    66.72       .50           (27.27)         (26.77)      (.42)       (6.26)        (6.68)       33.27    (43.97)
12/31/07    64.08       .50             7.39            7.89       (.52)       (4.73)        (5.25)       66.72     12.35
CLASS 3
12/31/11    54.82       .34            (2.66)          (2.32)      (.37)          --          (.37)       52.13     (4.21)
12/31/10    46.49       .40             8.31            8.71       (.38)          --          (.38)       54.82     18.76
12/31/09    33.54       .28            12.95           13.23       (.28)          --          (.28)       46.49     39.51
12/31/08    67.21       .54           (27.50)         (26.96)      (.45)       (6.26)        (6.71)       33.54    (43.93)
12/31/07    64.50       .55             7.45            8.00       (.56)       (4.73)        (5.29)       67.21     12.44

International Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11   $18.05      $.35           $(2.84)         $(2.49)     $(.35)       $  --        $ (.35)      $15.21    (13.76)%
12/31/10    17.17       .28              .99            1.27       (.39)          --          (.39)       18.05      7.52
12/31/09    12.22       .24             5.04            5.28       (.25)        (.08)         (.33)       17.17     43.50
12/31/08    24.81       .43            (9.88)          (9.45)      (.40)       (2.74)        (3.14)       12.22    (42.01)
12/31/07    22.01       .43             3.95            4.38       (.41)       (1.17)        (1.58)       24.81     20.30
CLASS 2
12/31/11    17.98       .31            (2.82)          (2.51)      (.31)          --          (.31)       15.16    (13.96)
12/31/10    17.11       .24              .98            1.22       (.35)          --          (.35)       17.98      7.23
12/31/09    12.19       .21             5.01            5.22       (.22)        (.08)         (.30)       17.11     43.07
12/31/08    24.72       .41            (9.85)          (9.44)      (.35)       (2.74)        (3.09)       12.19    (42.12)
12/31/07    21.94       .36             3.94            4.30       (.35)       (1.17)        (1.52)       24.72     20.02
CLASS 3
12/31/11    18.05       .33            (2.83)          (2.50)      (.32)          --          (.32)       15.23    (13.85)
12/31/10    17.18       .26              .97            1.23       (.36)          --          (.36)       18.05      7.26
12/31/09    12.23       .22             5.04            5.26       (.23)        (.08)         (.31)       17.18     43.25
12/31/08    24.80       .43            (9.90)          (9.47)      (.36)       (2.74)        (3.10)       12.23    (42.10)
12/31/07    22.00       .39             3.94            4.33       (.36)       (1.17)        (1.53)       24.80     20.10

New World Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11   $23.28      $.36          $ (3.55)        $ (3.19)     $(.44)       $  --        $ (.44)      $19.65    (13.75)%
12/31/10    20.04       .37             3.25            3.62       (.38)          --          (.38)       23.28     18.20
12/31/09    13.57       .34             6.42            6.76       (.29)          --          (.29)       20.04     49.95
12/31/08    25.88       .43           (10.68)         (10.25)      (.36)       (1.70)        (2.06)       13.57    (42.20)
12/31/07    21.56       .46             6.25            6.71       (.83)       (1.56)        (2.39)       25.88     32.53
CLASS 2
12/31/11    23.09       .30            (3.51)          (3.21)      (.38)          --          (.38)       19.50    (13.95)
12/31/10    19.89       .31             3.22            3.53       (.33)          --          (.33)       23.09     17.87
12/31/09    13.47       .29             6.38            6.67       (.25)          --          (.25)       19.89     49.65
12/31/08    25.69       .40           (10.62)         (10.22)      (.30)       (1.70)        (2.00)       13.47    (42.37)
12/31/07    21.40       .40             6.20            6.60       (.75)       (1.56)        (2.31)       25.69     32.21

Blue Chip Income and Growth Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11   $ 9.25      $.19           $ (.25)         $ (.06)     $(.19)       $  --         $(.19)      $ 9.00      (.63)%
12/31/10     8.37       .18              .87            1.05       (.17)          --          (.17)        9.25     12.61
12/31/09     6.67       .16             1.71            1.87       (.17)          --          (.17)        8.37     28.18
12/31/08    11.53       .22            (4.22)          (4.00)      (.21)        (.65)         (.86)        6.67    (36.30)
12/31/07    11.97       .24              .07             .31       (.36)        (.39)         (.75)       11.53      2.25
CLASS 2
12/31/11     9.18       .17             (.26)           (.09)      (.16)          --          (.16)        8.93      (.90)
12/31/10     8.31       .16              .86            1.02       (.15)          --          (.15)        9.18     12.33
12/31/09     6.62       .14             1.70            1.84       (.15)          --          (.15)        8.31     27.97
12/31/08    11.45       .19            (4.18)          (3.99)      (.19)        (.65)         (.84)        6.62    (36.50)
12/31/07    11.87       .21              .07             .28       (.31)        (.39)         (.70)       11.45      2.03

                       Ratio of   Ratio of    Ratio of
                       expenses   expenses      net
          Net assets, to average to average    income
            end of    net assets net assets  (loss) to
Period    period (in    before     after      average
ended      millions)    waiver   waiver/2/  net assets/2/

Growth Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/11    $ 7,426       .34%       .34%        .81%
12/31/10      8,011       .34        .34        1.02
12/31/09      6,565       .35        .35         .91
12/31/08      4,768       .33        .30        1.23
12/31/07      5,051       .33        .30        1.00
CLASS 2
12/31/11     16,701       .59        .59         .55
12/31/10     19,896       .59        .59         .76
12/31/09     18,201       .60        .60         .66
12/31/08     13,383       .58        .55         .95
12/31/07     25,359       .58        .55         .74
CLASS 3
12/31/11        189       .52        .52         .62
12/31/10        232       .52        .52         .82
12/31/09        230       .53        .53         .72
12/31/08        198       .51        .48        1.02
12/31/07        425       .51        .48         .81

International Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/11     $3,314       .53%       .53%       2.03%
12/31/10      3,490       .53        .53        1.69
12/31/09      2,851       .54        .54        1.70
12/31/08      1,864       .52        .48        2.42
12/31/07      1,708       .52        .47        1.82
CLASS 2
12/31/11      5,210       .78        .78        1.81
12/31/10      6,615       .78        .78        1.46
12/31/09      6,411       .79        .79        1.48
12/31/08      4,901       .77        .72        2.16
12/31/07      9,719       .77        .72        1.55
CLASS 3
12/31/11         43       .71        .71        1.90
12/31/10         61       .71        .71        1.54
12/31/09         68       .72        .72        1.54
12/31/08         57       .70        .65        2.25
12/31/07        123       .70        .65        1.64

New World Fund
--------------------------------------------------------------------------------
CLASS 1
12/31/11     $  826       .78%       .78%       1.62%
12/31/10        774       .80        .80        1.76
12/31/09        500       .82        .82        2.02
12/31/08        253       .81        .73        2.18
12/31/07        261       .82        .74        1.92
CLASS 2
12/31/11      1,350      1.03       1.03        1.37
12/31/10      1,739      1.05       1.05        1.52
12/31/09      1,492      1.07       1.07        1.78
12/31/08      1,044      1.06        .98        1.94
12/31/07      1,875      1.07        .99        1.69

Blue Chip Income and Growth Fund
---------------------------------------------------------------------------------------------------
CLASS 1
12/31/11     $  992       .42%       .42%       2.08%
12/31/10        674       .44        .44        2.10
12/31/09        408       .44        .44        2.26
12/31/08        220       .43        .39        2.48
12/31/07        143       .42        .38        1.95
CLASS 2
12/31/11      3,340       .67        .67        1.83
12/31/10      3,677       .69        .69        1.87
12/31/09      3,344       .69         69        2.06
12/31/08      2,602       .68        .64        2.10
12/31/07      4,274       .67        .63        1.70

----
38  AMERICAN FUNDS INSURANCE SERIES / SUMMARY PROSPECTUS
----


                       Income (loss) from investment operations/1/      Dividends and distributions
                       ------------------------------------------  -------------------------------------

                                       Net gains
             Net asset    Net         (losses) on                  Dividends                    Total
              value,   investment   securities (both   Total from  (from net  Distributions   dividends   Net asset
Period       beginning   income       realized and     investment  investment (from capital      and      value, end  Total
ended        of period   (loss)       unrealized)      operations   income)      gains)     distributions of period  return/2/

Global Growth and Income Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11      $ 9.96      $.28           $ (.75)         $ (.47)     $(.29)       $  --         $(.29)      $ 9.20     (4.68)%
12/31/10        9.14       .23              .85            1.08       (.26)          --          (.26)        9.96     12.02
12/31/09        6.68       .20             2.47            2.67       (.21)          --          (.21)        9.14     40.11
12/31/08       11.78       .28            (5.09)          (4.81)      (.22)        (.07)         (.29)        6.68    (41.06)
12/31/07       10.98       .28             1.14            1.42       (.22)        (.40)         (.62)       11.78     13.04
CLASS 2
12/31/11        9.94       .25             (.74)           (.49)      (.26)          --          (.26)        9.19     (4.85)
12/31/10        9.12       .21              .85            1.06       (.24)          --          (.24)        9.94     11.78
12/31/09        6.67       .18             2.46            2.64       (.19)          --          (.19)        9.12     39.72
12/31/08       11.75       .26            (5.07)          (4.81)      (.20)        (.07)         (.27)        6.67    (41.17)
12/31/07       10.97       .25             1.13            1.38       (.20)        (.40)         (.60)       11.75     12.67

Growth-Income Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11      $34.47      $.61          $ (1.18)        $  (.57)     $(.63)      $   --        $ (.63)      $33.27     (1.60)%
12/31/10       31.37       .56             3.10            3.66       (.56)          --          (.56)       34.47     11.72
12/31/09       24.25       .49             7.13            7.62       (.50)          --          (.50)       31.37     31.54
12/31/08       42.52       .69           (15.91)         (15.22)      (.69)       (2.36)        (3.05)       24.25    (37.68)
12/31/07       42.43       .80             1.51            2.31       (.77)       (1.45)        (2.22)       42.52      5.32
CLASS 2
12/31/11       34.25       .52            (1.16)           (.64)      (.54)          --          (.54)       33.07     (1.83)
12/31/10       31.18       .48             3.07            3.55       (.48)          --          (.48)       34.25     11.43
12/31/09       24.11       .42             7.09            7.51       (.44)          --          (.44)       31.18     31.24
12/31/08       42.26       .60           (15.80)         (15.20)      (.59)       (2.36)        (2.95)       24.11    (37.85)
12/31/07       42.19       .68             1.50            2.18       (.66)       (1.45)        (2.11)       42.26      5.04
CLASS 3
12/31/11       34.49       .55            (1.18)           (.63)      (.56)          --          (.56)       33.30     (1.77)
12/31/10       31.39       .50             3.09            3.59       (.49)          --          (.49)       34.49     11.50
12/31/09       24.27       .45             7.12            7.57       (.45)          --          (.45)       31.39     31.30
12/31/08       42.51       .64           (15.90)         (15.26)      (.62)       (2.36)        (2.98)       24.27    (37.78)
12/31/07       42.42       .73             1.50            2.23       (.69)       (1.45)        (2.14)       42.51      5.12

International Growth and Income Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11      $15.25      $.47           $(1.77)         $(1.30)     $(.44)       $(.11)        $(.55)      $13.40     (8.51)%
12/31/10       14.92       .38              .68            1.06       (.33)        (.40)         (.73)       15.25      7.24
12/31/09       10.92       .36             4.04            4.40       (.19)        (.21)         (.40)       14.92     40.38
12/31/08/3/    10.00       .01              .92             .93       (.01)          --          (.01)       10.92      9.28
CLASS 2
12/31/11       15.21       .42            (1.75)          (1.33)      (.40)        (.11)         (.51)       13.37     (8.71)
12/31/10       14.90       .35              .67            1.02       (.31)        (.40)         (.71)       15.21      6.92
12/31/09       10.92       .26             4.10            4.36       (.17)        (.21)         (.38)       14.90     40.04
12/31/08/3/    10.00       .01              .92             .93       (.01)          --          (.01)       10.92      9.27

Asset Allocation Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11      $16.28      $.37           $ (.12)         $  .25      $(.36)       $  --        $ (.36)      $16.17      1.56%
12/31/10       14.75       .35             1.52            1.87       (.34)          --          (.34)       16.28     12.75
12/31/09       12.16       .35             2.59            2.94       (.35)          --          (.35)       14.75     24.27
12/31/08       18.51       .47            (5.70)          (5.23)      (.45)        (.67)        (1.12)       12.16    (29.30)
12/31/07       18.34       .51              .75            1.26       (.45)        (.64)        (1.09)       18.51      6.82
CLASS 2
12/31/11       16.17       .33             (.13)            .20       (.31)          --          (.31)       16.06      1.30
12/31/10       14.65       .31             1.51            1.82       (.30)          --          (.30)       16.17     12.50
12/31/09       12.08       .32             2.56            2.88       (.31)          --          (.31)       14.65     23.98
12/31/08       18.39       .43            (5.66)          (5.23)      (.41)        (.67)        (1.08)       12.08    (29.51)
12/31/07       18.23       .47              .74            1.21       (.41)        (.64)        (1.05)       18.39      6.55
CLASS 3
12/31/11       16.29       .34             (.13)            .21       (.32)          --          (.32)       16.18      1.36
12/31/10       14.75       .32             1.53            1.85       (.31)          --          (.31)       16.29     12.62
12/31/09       12.17       .33             2.57            2.90       (.32)          --          (.32)       14.75     23.95
12/31/08       18.50       .44            (5.68)          (5.24)      (.42)        (.67)        (1.09)       12.17    (29.39)
12/31/07       18.34       .48              .74            1.22       (.42)        (.64)        (1.06)       18.50      6.56

Global Balanced Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11/4/   $10.00      $.13            $(.72)          $(.59)     $(.06)         $--         $(.06)       $9.35     (5.89)%
CLASS 2
12/31/11/4/    10.00       .09             (.69)           (.60)      (.05)          --          (.05)        9.35     (5.97)

                          Ratio of   Ratio of    Ratio of
                          expenses   expenses      net
             Net assets, to average to average    income
               end of    net assets net assets  (loss) to
Period       period (in    before     after      average
ended         millions)    waiver   waiver/2/  net assets/2/

Global Growth and Income Fund
------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11        $  161      .61%       .61%        2.86%
12/31/10           171      .61        .61         2.54
12/31/09           160      .63        .63         2.63
12/31/08            95      .62        .56         3.00
12/31/07            79      .71        .58         2.37
CLASS 2
12/31/11         1,839      .86        .86         2.60
12/31/10         2,130      .86        .86         2.28
12/31/09         1,951      .88        .88         2.42
12/31/08         1,529      .86        .81         2.73
12/31/07         1,997      .96        .83         2.11

Growth-Income Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/11       $ 9,496      .28%       .28%        1.77%
12/31/10         9.370      .29        .29         1.76
12/31/09         8,142      .29        .29         1.83
12/31/08         5,034      .28        .25         2.03
12/31/07         5,618      .27        .25         1.82
CLASS 2
12/31/11        13,235      .53        .53         1.52
12/31/10        16,668      .54        .54         1.52
12/31/09        16,220      .54        .54         1.60
12/31/08        13,046      .53        .50         1.75
12/31/07        23,243      .52        .50         1.57
CLASS 3
12/31/11           172      .46        .46         1.59
12/31/10           209      .47        .47         1.59
12/31/09           225      .47        .47         1.68
12/31/08           205      .46        .43         1.83
12/31/07           405      .45        .43         1.64

International Growth and Income Fund
------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11          $ 35      .73%       .73%        3.17%
12/31/10            32      .74        .74         2.61
12/31/09            28      .74        .74         2.74
12/31/08/3/         12      .09        .08          .14
CLASS 2
12/31/11           199      .98        .98         2.89
12/31/10           180      .99        .99         2.37
12/31/09            99      .99        .99         1.89
12/31/08/3/          4      .11        .11          .05

Asset Allocation Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/11        $5,932      .31%       .31%        2.25%
12/31/10         5,235      .31        .31         2.33
12/31/09         4,151      .32        .32         2.65
12/31/08         2,243      .32        .29         2.98
12/31/07         1,927      .32        .29         2.69
CLASS 2
12/31/11         5,151      .56        .56         1.99
12/31/10         5,689      .57        .57         2.08
12/31/09         5,537      .58        .58         2.45
12/31/08         4,822      .57        .54         2.70
12/31/07         7,308      .57        .54         2.45
CLASS 3
12/31/11            38      .49        .49         2.05
12/31/10            44      .50        .50         2.15
12/31/09            44      .51        .51         2.53
12/31/08            41      .50        .47         2.77
12/31/07            71      .50        .47         2.52

Global Balanced Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/11/4/        $28      .69%/5/    .69%/5/     1.99%/5/
CLASS 2
12/31/11/4/         72      .94/5/     .94/5/      1.45/5/

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  39
                                                                             ---


                       Income (loss) from investment operations/1/       Dividends and distributions
                       ------------------------------------------  --------------------------------------

                                       Net gains
             Net asset    Net         (losses) on                  Dividends                     Total
              value,   investment   securities (both   Total from  (from net   Distributions   dividends   Net asset
Period       beginning   income       realized and     investment  investment  (from capital      and      value, end  Total
ended        of period   (loss)       unrealized)      operations   income)       gains)     distributions of period  return/2/

Bond Fund
--------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11      $10.67      $.32           $  .36          $  .68       $(.36)       $  --         $(.36)      $10.99      6.41%
12/31/10       10.33       .33              .36             .69        (.35)          --          (.35)       10.67      6.73
12/31/09        9.45       .42              .80            1.22        (.34)          --          (.34)       10.33     12.83
12/31/08       11.14       .61            (1.64)          (1.03)       (.63)        (.03)         (.66)        9.45     (9.16)
12/31/07       11.64       .65             (.24)            .41        (.91)          --          (.91)       11.14      3.66
CLASS 2
12/31/11       10.56       .29              .35             .64        (.33)          --          (.33)       10.87      6.10
12/31/10       10.23       .30              .36             .66        (.33)          --          (.33)       10.56      6.44
12/31/09        9.36       .40              .79            1.19        (.32)          --          (.32)       10.23     12.61
12/31/08       11.03       .59            (1.63)          (1.04)       (.60)        (.03)         (.63)        9.36     (9.35)
12/31/07       11.53       .61             (.24)            .37        (.87)          --          (.87)       11.03      3.33

Global Bond Fund
--------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11      $11.82      $.36            $ .22           $ .58       $(.37)       $(.07)        $(.44)      $11.96      4.86%
12/31/10       11.57       .41              .21             .62        (.37)          --          (.37)       11.82      5.44
12/31/09       10.68       .45              .62            1.07        (.18)          --          (.18)       11.57     10.04
12/31/08       10.83       .48             (.09)            .39        (.54)          --/6/       (.54)       10.68      3.60
12/31/07       10.18       .49              .47             .96        (.31)          --          (.31)       10.83      9.54
CLASS 2
12/31/11       11.78       .33              .21             .54        (.34)        (.07)         (.41)       11.91      4.54
12/31/10       11.53       .38              .22             .60        (.35)          --          (.35)       11.78      5.23
12/31/09       10.66       .42              .61            1.03        (.16)          --          (.16)       11.53      9.69
12/31/08       10.81       .44             (.07)            .37        (.52)          --/6/       (.52)       10.66      3.48
12/31/07       10.17       .47              .47             .94        (.30)          --          (.30)       10.81      9.23

High-Income Bond Fund
--------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11      $11.20      $.88           $ (.64)         $  .24      $ (.90)        $ --        $ (.90)      $10.54      2.18%
12/31/10       10.49       .91              .68            1.59        (.88)          --          (.88)       11.20     15.38
12/31/09        8.05       .75             2.41            3.16        (.72)          --          (.72)       10.49     39.45
12/31/08       11.65       .87            (3.64)          (2.77)       (.83)          --          (.83)        8.05    (23.74)
12/31/07       12.90       .95             (.72)            .23       (1.48)          --         (1.48)       11.65      1.62
CLASS 2
12/31/11       11.08       .84             (.63)            .21        (.87)          --          (.87)       10.42      1.92
12/31/10       10.39       .87              .68            1.55        (.86)          --          (.86)       11.08     15.07
12/31/09        7.99       .71             2.39            3.10        (.70)          --          (.70)       10.39     38.94
12/31/08       11.55       .84            (3.60)          (2.76)       (.80)          --          (.80)        7.99    (23.84)
12/31/07       12.79       .91             (.72)            .19       (1.43)          --         (1.43)       11.55      1.33
CLASS 3
12/31/11       11.22       .86             (.64)            .22        (.88)          --          (.88)       10.56      1.97
12/31/10       10.51       .89              .68            1.57        (.86)          --          (.86)       11.22     15.14
12/31/09        8.07       .73             2.42            3.15        (.71)          --          (.71)       10.51     39.14
12/31/08       11.65       .86            (3.64)          (2.78)       (.80)          --          (.80)        8.07    (23.76)
12/31/07       12.88       .92             (.72)            .20       (1.43)          --         (1.43)       11.65      1.40

Mortgage Fund
--------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11/4/   $10.00      $ --/6/          $.48            $.48       $(.01)       $(.10)        $(.11)      $10.37      4.78%
CLASS 2
12/31/11/4/    10.00      (.02)             .48             .46          --/6/      (.10)         (.10)       10.36      4.60

U.S. Government/AAA-Rated Securities Fund
--------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11      $12.59      $.23            $ .74            $.97       $(.26)       $(.30)        $(.56)      $13.00      7.85%
12/31/10       12.18       .26              .46             .72        (.25)        (.06)         (.31)       12.59      5.94
12/31/09       12.29       .37             (.03)            .34        (.34)        (.11)         (.45)       12.18      2.79
12/31/08       11.73       .50              .41             .91        (.35)          --          (.35)       12.29      7.84
12/31/07       11.87       .58              .20             .78        (.92)          --          (.92)       11.73      6.83
CLASS 2
12/31/11       12.49       .20              .73             .93        (.23)        (.30)         (.53)       12.89      7.58
12/31/10       12.08       .23              .46             .69        (.22)        (.06)         (.28)       12.49      5.75
12/31/09       12.20       .34             (.03)            .31        (.32)        (.11)         (.43)       12.08      2.50
12/31/08       11.65       .47              .41             .88        (.33)          --          (.33)       12.20      7.63
12/31/07       11.79       .54              .19             .73        (.87)          --          (.87)       11.65      6.49
CLASS 3
12/31/11       12.61       .21              .73             .94        (.24)        (.30)         (.54)       13.01      7.56
12/31/10       12.19       .24              .47             .71        (.23)        (.06)         (.29)       12.61      5.82
12/31/09       12.30       .36             (.04)            .32        (.32)        (.11)         (.43)       12.19      2.58
12/31/08       11.74       .48              .41             .89        (.33)          --          (.33)       12.30      7.66
12/31/07       11.86       .55              .20             .75        (.87)          --          (.87)       11.74      6.63

                          Ratio of   Ratio of    Ratio of
                          expenses   expenses      net
             Net assets, to average to average    income
               end of    net assets net assets  (loss) to
Period       period (in    before     after      average
ended         millions)    waiver   waiver/2/  net assets/2/

Bond Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/11       $4,354       .38%       .38%        2.89%
12/31/10        4,768       .38        .38         3.03
12/31/09        3,775       .39        .39         4.19
12/31/08        2,090       .40        .36         5.84
12/31/07          436       .41        .37         5.59
CLASS 2
12/31/11        4,984       .63        .63         2.64
12/31/10        5,074       .63        .63         2.79
12/31/09        4,635       .64        .64         4.00
12/31/08        3,432       .65        .61         5.53
12/31/07        4,679       .66        .62         5.34

Global Bond Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/11       $  619       .56%       .56%        2.97%
12/31/10          325       .57        .57         3.42
12/31/09          162       .59        .59         4.06
12/31/08          111       .59        .53         4.36
12/31/07           28       .61        .55         4.61
CLASS 2
12/31/11        1,639       .81        .81         2.75
12/31/10        1,497       .83        .83         3.21
12/31/09        1,203       .84        .84         3.79
12/31/08          802       .84        .79         4.06
12/31/07          279       .86        .80         4.41

High-Income Bond Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/11       $  787       .47%       .47%        7.70%
12/31/10          769       .48        .48         8.15
12/31/09          635       .48        .48         7.86
12/31/08          340       .48        .43         8.22
12/31/07          308       .48        .44         7.41
CLASS 2
12/31/11        1,064       .72        .72         7.44
12/31/10        1,142       .73        .73         7.91
12/31/09        1,063       .74        .74         7.62
12/31/08          780       .73        .68         7.92
12/31/07          996       .73        .69         7.17
CLASS 3
12/31/11           21       .65        .65         7.51
12/31/10           23       .66        .66         7.98
12/31/09           24       .67        .67         7.69
12/31/08           18       .66        .61         7.96
12/31/07           28       .66        .62         7.21

Mortgage Fund
-----------------------------------------------------------------------------------
CLASS 1
12/31/11/4/       $55       .42%/5/    .42%/5/      .04%/5/
CLASS 2
12/31/11/4/        22       .67/5/     .67/5/      (.25)/5/

U.S. Government/AAA-Rated Securities Fund
------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11       $1,785       .34%       .34%        1.83%
12/31/10        1,492       .39        .36         2.07
12/31/09          999       .41        .41         2.99
12/31/08          496       .43        .38         4.17
12/31/07          211       .46        .41         4.83
CLASS 2
12/31/11        2,002       .59        .59         1.59
12/31/10        1,959       .64        .62         1.83
12/31/09        1,561       .66        .66         2.79
12/31/08        1,219       .68        .64         3.93
12/31/07          597       .71        .66         4.58
CLASS 3
12/31/11           24       .52        .52         1.65
12/31/10           26       .57        .55         1.92
12/31/09           27       .59        .59         2.91
12/31/08           33       .61        .57         4.03
12/31/07           29       .64        .59         4.65

----
40  AMERICAN FUNDS INSURANCE SERIES / SUMMARY PROSPECTUS
----


                    Income (loss) from investment operations/1/      Dividends and distributions
                    ------------------------------------------  -------------------------------------

                                    Net gains
          Net asset    Net         (losses) on                  Dividends                    Total
           value,   investment   securities (both   Total from  (from net  Distributions   dividends   Net asset
Period    beginning   income       realized and     investment  investment (from capital      and      value, end  Total
ended     of period   (loss)       unrealized)      operations   income)      gains)     distributions of period  return/2/

Cash Management Fund
----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/11   $11.39     $(.02)          $(.01)          $(.03)      $  --        $ --          $  --       $11.36     (.26)%
12/31/10    11.40      (.02)            .01            (.01)         --          --             --        11.39     (.09)
12/31/09    11.44      (.01)             --/6/         (.01)       (.03)         --/6/        (.03)       11.40     (.10)
12/31/08    11.40       .24              --/6/          .24        (.20)         --           (.20)       11.44     2.15
12/31/07    11.62       .57              --/6/          .57        (.79)         --           (.79)       11.40     4.95
CLASS 2
12/31/11    11.28      (.05)           (.01)           (.06)         --          --             --        11.22     (.53)
12/31/10    11.32      (.04)             --/6/         (.04)         --          --             --        11.28     (.35)
12/31/09    11.38      (.04)             --/6/         (.04)       (.02)         --/6/        (.02)       11.32     (.33)
12/31/08    11.35       .20             .02             .22        (.19)         --           (.19)       11.38     1.90
12/31/07    11.56       .54              --/6/          .54        (.75)         --           (.75)       11.35     4.73
CLASS 3
12/31/11    11.34      (.04)             --/6/         (.04)         --          --             --        11.30     (.35)
12/31/10    11.38      (.04)             --/6/         (.04)         --          --             --        11.34     (.35)
12/31/09    11.44      (.03)           (.01)           (.04)       (.02)         --/6/        (.02)       11.38     (.31)
12/31/08    11.40       .22             .01             .23        (.19)         --           (.19)       11.44     1.99
12/31/07    11.60       .55              --/6/          .55        (.75)         --           (.75)       11.40     4.83

                       Ratio of   Ratio of    Ratio of
                       expenses   expenses      net
          Net assets, to average to average    income
            end of    net assets net assets  (loss) to
Period    period (in    before     after      average
ended      millions)    waiver   waiver/2/  net assets/2/

Cash Management Fund
---------------------------------------------------------------------------------------------------
CLASS 1
12/31/11    $   75       .33%       .33%        (.21)%
12/31/10        83       .33        .33         (.14)
12/31/09       105       .33        .33         (.08)
12/31/08       158       .32        .29         2.07
12/31/07       112       .33        .30         4.88
CLASS 2
12/31/11       530       .58        .58         (.47)
12/31/10       522       .58        .58         (.39)
12/31/09       664       .58        .58         (.33)
12/31/08     1,023       .57        .54         1.73
12/31/07       452       .58        .55         4.61
CLASS 3
12/31/11        12       .51        .51         (.40)
12/31/10        13       .51        .51         (.32)
12/31/09        17       .51        .51         (.27)
12/31/08        25       .50        .47         1.91
12/31/07        20       .51        .48         4.70

                                                       Year ended December 31
                                                   ------------------------------
Portfolio turnover rate for all classes of shares   2011  2010 2009  2008   2007
-------------------------------------------------  ----   ---- ---- ----    ----

   Global Discovery Fund                            45%    61%  60%   46%     50%
   Global Growth Fund                               28     28   43    38      38
   Global Small Capitalization Fund                 44     47   55    47      49
   Growth Fund                                      19     28   37    26      40
   International Fund                               24     25   46    52      41
   New World Fund                                   22     18   25    32      34
   Blue Chip Income and Growth Fund                 27     22   22    24      27
   Global Growth and Income Fund                    25     30   47    36      36
   Growth-Income Fund                               22     22   24    31      24
   International Growth and Income Fund             48     31   21    --/3/   --
   Asset Allocation Fund                            43     46   41    36      29
   Global Balanced Fund                             34/4/  --   --    --      --
   Bond Fund                                       163    187  125    63      57
   Global Bond Fund                                101    106   86   118      85
   High-Income Bond Fund                            51     54   47    29      32
   Mortgage Fund                                   480/4/  --   --    --      --
   U.S. Government/AAA-Rated Securities Fund       234    208  100   108      91
   Cash Management Fund                             --     --   --    --      --

/1/Based on average shares outstanding.

/2/This column reflects the impact, if any, of certain waivers by Capital
   Research and Management Company. During some of the periods shown, Capital
   Research and Management Company reduced fees for investment advisory services.

/3/From November 18, 2008, commencement of operations. Based on operations for the period shown and, accordingly, may not be representative of a full year.

/4/From May 2, 2011, commencement of operations. Based on operations for the period shown and, accordingly, may not be representative of a full year.

/5/Annualized.

/6/Amount less than $.01.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  41
                                                                             ---


[LOGO] American Funds(R)              The right choice for the long term(R)

OTHER FUND INFORMATION

Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable insurance policies. Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS
The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the investment strategies that significantly affected the funds' performance during their last fiscal year, and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS
The current SAI, as amended from time to time, contains more detailed information on all aspects of the Series, including the funds' financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the
Series' investment adviser and its affiliated companies.

The current SAI and the codes of ethics are on file with the Securities and
Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC's Public Reference Room in
Washington, D.C. (202/551-8090) or on the EDGAR database on the SEC's website at http://www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference
Section, 100 F Street, NE, Washington, D.C. 20549-1520.

The current SAI and annual/semi-annual reports to shareholders can be found online at americanfunds.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at
800/421-9900, ext.65413 or writing to the Secretary at 333 South Hope Street,
Los Angeles, California 90071.

INAFPR-989-0512P Printed in USA  Investment Company File No. 811-03857

The Capital Group Companies
American Funds   Capital Research and Management   Capital International
Capital Guardian   Capital Bank and Trust

2

65

American Funds Insurance Series

Part B

Statement of Additional Information

May 1, 2012

This document is not a prospectus but should be read in conjunction with the current prospectus of American Funds Insurance Series (the “Series”) dated May 1, 2012. Except where the context indicates otherwise, all references herein to the “fund” apply to each of the funds listed below. You may obtain a prospectus from your financial adviser or by writing to the Series at the following address:

American Funds Insurance Series
Attention: Secretary
333 South Hope Street
Los Angeles, California 90071
213/486-9200

Class 1 and Class 2 shares of:		Class 3 shares of:
Global Discovery FundSM	International Growth and Income FundSM	Growth Fund
Global Growth FundSM	Asset Allocation FundSM	International Fund
Global Small Capitalization FundSM	Global Balanced FundSM	Growth-Income Fund
Growth FundSM	Bond FundSM	Asset Allocation Fund
International FundSM	Global Bond FundSM	High-Income Bond Fund
New World Fund®	High-Income Bond FundSM	U.S. Government/AAA-Rated Securities Fund
Blue Chip Income and Growth FundSM	Mortgage FundSM U.S. Government/	Cash Management Fund
Global Growth and Income FundSM Growth-Income FundSM	AAA-Rated Securities FundSM Cash Management FundSM

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the funds’ investment limitations.

Global Discovery Fund

General

•
The fund seeks to achieve its objective by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy. Current income is a secondary consideration.

Investing outside the U.S.

•
Although the fund currently expects to invest a majority of its assets in the United States, it may invest its assets on a global basis. The fund may invest in securities of issuers domiciled outside the United States, including securities denominated in currencies other than the U.S. dollar.

Debt securities

•
The fund may not invest in debt securities rated below Ca and CC by Nationally Recognized Statistical Rating Organizations designated by the fund, or NRSROs, or in unrated securities determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Global Growth Fund

General

•	The fund invests primarily in common stocks of companies located around the world.

Debt securities

•
The fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa1 or below and BBB+ or below by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Global Small Capitalization Fund

Equity securities

•
Normally, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations, measured at the time of purchase. However, the fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of $4.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future.

Investing outside the U.S.

•	Under normal conditions, the fund invests a significant portion of its assets outside the United States, including in emerging and developing countries.

Debt securities

•
The fund may invest up to 10% of its assets in straight debt securities rated Baa1 or below and BBB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Growth Fund

General

•	The fund invests at least 65% of its assets in common stocks.

Investing outside the U.S.

•	The fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.

Debt securities

•
The fund may invest up to 10% of its assets in straight debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

International Fund

General

•	The fund invests at least 65% of its assets in common stocks of companies located outside the United States.

Debt securities

•
The fund may invest up to 5% of its assets in straight debt securities rated Baa1 or below and BBB+ or below by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

New World Fund

General

•	The fund invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.

•	The fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries which have developing economies and/or markets.

Equity securities

•
The fund may invest its assets in equity securities of any company, regardless of where it is based, if the adviser has determined that a significant portion of its assets or revenues (generally 20% or more) is attributable to developing countries.

Debt securities

•
The fund may invest up to 25% of its assets in straight debt securities of issuers primarily based in qualified countries which have developing economies and/or markets, or issuers that the fund's investment adviser determines have a significant portion of their assets or revenues (generally 20% or more) attributable to developing countries.

•
The fund may invest up to 25% of its assets in straight debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Blue Chip Income and Growth Fund

General

•
The fund seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the S&P 500) and to provide an opportunity for growth of principal consistent with sound common stock investing.

Equity securities

•	The fund primarily invests in common stocks of larger U.S.-based companies (those with market capitalizations of $4 billion and above).

•	The fund ordinarily invests at least 90% of equity assets in the stock of companies in business for five or more years (including predecessor companies).

•	The fund ordinarily invests at least 90% of equity assets in the stock of companies that pay regular dividends.

•	The fund ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade.

•	The fund will not invest in private placements of stock of companies.

•	The fund invests, under normal market conditions, at least 90% of its assets in equity securities.

Investing outside the U.S.

•	The fund may invest up to 10% of assets in common stocks of larger non-U.S. companies so long as they are listed or traded in the United States.

Global Growth and Income Fund

General

•	The fund seeks to make your investment grow over time and provide you with current income by investing primarily in stocks of well-established companies located around the world.

Investing outside the U.S.

•
The fund may invest a majority of its assets outside the United States. For temporary defensive purposes, the fund may invest principally or entirely in securities that are denominated in U.S. dollars or whose issuers are domiciled in the United States. Securities denominated in U.S. dollars include American Depositary Receipts, certain European Depositary Receipts and Global Depositary Receipts.

Debt securities

•
The fund may invest up to 10% of its assets in straight debt securities rated Baa1 or below and BBB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

•
The fund may invest up to 5% of its assets in straight debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser.

Growth-Income Fund

General

•	The fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

Investing outside the U.S.

•	The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States.

Debt securities

•
The fund may invest up to 5% of its assets in straight debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

International Growth and Income Fund

General

•
The fund may invest up to 20% of its assets in securities of issuers domiciled in the United States. However, the fund has no current intention of investing more than 10% of its assets in securities of issuers domiciled in the United States (excluding cash equivalents of U.S. issuers) and issuers whose securities are primarily listed on U.S. securities exchanges. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States whose securities are primarily listed on exchanges outside the United States, and cash and cash equivalents (including cash equivalents issued by U.S. issuers). The fund may invest a portion of its assets in companies located in emerging and developing countries.

Asset Allocation Fund

General

•	Under normal market conditions, the fund generally invests 40% to 80% of its assets in equity securities; 20% to 50% in debt securities; and 0% to 40% in money market instruments (including cash).

Debt securities

•
Up to 25% of the fund’s debt assets may be invested in straight debt securities (i.e., not convertible into equity) rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Investing outside the U.S.

•	The fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States.

•	The fund may invest up to 5% of its assets in debt securities of issuers domiciled outside the United States.

Global Balanced Fund

Equity securities

•	The fund invests at least 45% of the value of its assets in equity investments.

Investing outside the U.S.

•	The fund invests a portion of its assets in issuers domiciled outside of the United States, including issuers domiciled in emerging and developing countries.

Debt securities

•
The fund invests at least 30% of the value of its assets in debt securities (including money market instruments). These will consist of investment-grade securities (rated Baa3 or better or BBB– or better by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

•
The fund may also invest up to 5% of its assets in lower quality, higher yielding debt securities including those convertible into common stocks (rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser).

Bond Fund

General

•
The fund invests at least 80% of its assets in bonds. The fund may not purchase equity securities directly, other than certain convertible securities. The fund may retain up to 5% of its assets in common stock, warrants and rights received in conjunction with, or in exchange for, debt securities.

•	The fund may invest up to 20% of its assets in preferred securities, including convertible and nonconvertible preferred securities.

Debt securities

•	For purposes of the above limits, bonds include any debt instrument including corporate bank loans and cash equivalents, and include nonvoting, nonconvertible preferred securities.

•
The fund invests at least 35% of its assets in debt securities (including cash and cash equivalents) rated A3 or better or A- or better by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

•
The fund invests at least 65% of its assets in debt securities (including cash and cash equivalents) that are rated investment grade (rated Baa3 or better or BBB- or better by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser).

•	The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser.

Investing outside the U.S.

•
The fund may invest up to 20% of its assets in securities denominated in currencies other than the U.S. dollar. The fund may also invest in bonds of issuers domiciled outside the U.S. which are denominated in U.S. dollars.

Global Bond Fund

Debt securities

•
The fund invests at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument including corporate bank loans and cash equivalents and may include certain preferred securities).

•
Normally, the fund invests substantially in debt securities rated investment grade (rated Baa3 or better or BBB- or better by NRSROs, or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser). The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

•	The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser.

High-Income Bond Fund

Debt securities

•
The fund invests at least 80% of its assets in bonds. For purposes of this limit, bonds include any debt instrument including corporate bank loans and cash equivalents, and may include certain preferred securities.

•
The fund invests at least 65% of its assets in debt securities rated Ba1 or below or BB+ or below by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the lowest of these ratings, consistent with the fund's investment policies.

Equity and other securities

•	The fund may invest up to 20% of its assets in equity securities, such as common and preferred stocks and convertible securities.

Maturity

•	The fund generally invests in securities with maturities in excess of three years.

Investing outside the U.S.

•	The fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.

Mortgage Fund

General

•
Under normal market conditions, the fund invests at least 80% of its assets in mortgage-related securities, including, but not limited to, residential mortgage-backed securities and commercial mortgage-backed securities, federal agency debentures, contracts for future delivery of mortgage-related securities (such as to be announced (TBA) contracts and mortgage dollar rolls), and other securities collateralized by mortgage loans. Compliance with certain asset diversification requirements in the Internal Revenue Code applicable to insurance company separate accounts and their underlying funding vehicles may, at times, restrict the fund’s ability to invest at least 80% of its assets in mortgage-related securities.

•
The fund invests at least 80% of its assets in mortgage-related securities that are sponsored or guaranteed by the U.S. government, including securities issued by government sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, and non-government mortgage-related securities that are rated in the Aaa or AAA category by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

•	The fund may invest up to 5% of its assets in securities that are in the AA, Aa or A ratings category by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser.

•	The fund may invest up to 10% of its assets in securities of issuers domiciled outside the United States; however, all such securities will be U.S. dollar denominated.

U.S. Government/AAA-Rated Securities Fund

General

•
The fund invests at least 80% of its assets in securities guaranteed by the "full faith and credit" pledge of the U.S. government or debt securities that are rated Aaa or AAA by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Cash Management Fund

General

•	The fund invests in high quality money market instruments rated in the two highest quality short-term categories by at least two NRSROs.

Maturity

•	The fund may only purchase instruments having remaining maturities of 397 days or less.

•	The fund maintains a dollar-weighted average portfolio maturity of 60 days or less.

•	The fund maintains the dollar-weighted average life of its portfolio at 120 days or less.

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For purposes of determining the weighted average maturity (but not the weighted average life) of a fund’s portfolio, certain variable and floating rate obligations and put securities which may otherwise have stated or final maturities in excess of 397 days will be deemed to have remaining maturities equal to the period remaining until each next readjustment of the interest rate or until the fund is entitled to repayment or repurchase of the security.

Liquidity

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The fund may not acquire illiquid securities (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the fund) if, immediately after the acquisition, the fund would have invested more than 5% of its total assets in illiquid securities.

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The fund holds at least 10% of its total assets in daily liquid assets (i.e. cash, direct obligations of the U.S. Government or securities that mature or are subject to a demand feature that is exercisable or payable within one business day).

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The fund holds at least 30% of its total assets in weekly liquid assets (i.e. cash, direct obligations of the U.S. Government, government securities issued by an instrumentality of the U.S. Government that are issued at a discount and have a remaining maturity of 60 days or less, or securities that mature or are subject to a demand feature that is exercisable or payable within five business days).

Description of certain securities and investment techniques

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks.” With respect to all funds, portfolio changes will be made without regard to the length of time a particular investment may have been held.

Equity securities — Certain funds may invest in equity securities. Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. As such, if an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

The growth-oriented, equity-type securities generally purchased by certain of the funds may involve large price swings and potential for loss.

Debt securities — Debt securities, also known as “fixed-income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates which are not fixed, but vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Changes in the value of the fund’s portfolio securities will not necessarily affect the income derived from these securities, but may affect the fund’s net asset value.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the funds would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the funds may incur losses or expenses in seeking recovery of amounts owed to them.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the funds’ ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund’s portfolios and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix for more information about credit ratings.

Securities with equity and debt characteristics — Certain funds may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities ordinarily do not have voting rights and, prior to conversion, may pay a fixed rate of interest or a dividend. They may have preference over common stocks with respect to dividends and any residual assets after payment to creditors should the issuer be dissolved. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

These securities may include hybrid securities, which also have equity and debt characteristics. Such securities are normally at the bottom of an issuer’s debt capital structure. As such, they may be more sensitive to economic changes than more senior debt securities. These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

Investing in smaller capitalization stocks — Certain funds may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $4.0 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. Because Global Small Capitalization Fund in particular emphasizes the stocks of issuers with smaller market capitalizations (by U.S. standards), it can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than if it were to concentrate on larger capitalization stocks. The funds determine relative market capitalizations using U.S. standards. Accordingly, the funds' investments in certain countries outside the United States may have larger market capitalizations relative to other companies within those countries.

Investing in private companies — Certain funds may invest in companies that have not publicly offered their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company’s public offering and are often subject to additional contractual restrictions on resale that would prevent the fund from selling their company shares for a period of time following the public offering.

Investments in private companies can offer the fund significant growth opportunities at attractive prices. However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

Investing outside the U.S. — Certain funds may invest in securities of issuers domiciled outside the United States and which may be denominated in currencies other than the U.S. dollar. Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

The risks described above may be heightened in connection with investments in developing countries. Many of these developing countries may be referred to as emerging countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of developing and emerging countries have been more volatile than the markets of developed countries, reflecting the greater uncertainties of investing in less established markets and economies. In particular, developing countries may have less stable governments, may present the risks of nationalization of businesses, may have restrictions on foreign ownership and prohibitions on the repatriation of assets and may have less protection of property rights than more developed countries. The economies of developing countries may be reliant on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from high and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with their currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices and/or conducts their principal operations.

In addition, in determining whether an issuer is located outside the United States for Global Balanced Fund, the investment adviser may also consider factors such as where the issuer’s assets are located and/or where it derives its revenues and/or profits.

Mortgage Fund, U.S. Government/AAA-Rated Securities Fund and Cash Management Fund may purchase obligations of corporations or governmental entities outside the United States, provided they are U.S. dollar-denominated and highly liquid. Accordingly, while the risks mentioned above are still present, they are present to a lesser extent.

Investing in emerging market and developing countries — Certain countries in which the fund may invest have developing economies and/or markets. These countries may have less developed legal and accounting systems and more unstable governments than those in developed countries. Many of these countries are also known as emerging market countries. Certain risk factors related to developing and emerging market countries are discussed below:

Currency fluctuations — Certain funds may invest in securities valued in currencies other than the U.S. dollar. Certain developing and emerging market countries’ currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the funds’ securities holdings would generally depreciate and vice versa. Consistent with their investment objectives, the funds can engage in certain currency transactions to hedge against currency fluctuations. See “Currency Transactions” below.

Government regulation — The political, economic and social structures of certain developing and emerging market countries may be more volatile and less developed than those in the United States. Certain developing and emerging market countries lack uniform accounting, auditing and financial reporting standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing and emerging market countries. While the fund will only invest in markets where these restrictions are considered acceptable by the fund’s investment adviser, a country could impose new or additional repatriation restrictions after the funds' investment. If this happened, the fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the fund’s liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be available to the fund because foreign shareholders hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing and emerging market countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation or creation of government monopolies to the possible detriment of the fund’s investments.

Less developed and emerging market securities markets — Developing and emerging market countries may have less well-developed securities markets and exchanges. The securities markets have lower trading volumes than the securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks — Settlement systems in developing and emerging market countries are generally less well organized than in developed markets. Supervisory authorities may also be unable to apply standards comparable with those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the funds may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the funds to suffer a loss. The funds will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the substance or financial resources of those in developed and emerging market countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the fund.

Investor information — The fund may encounter problems assessing investment opportunities in certain developing and emerging market securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the fund will not invest in such market or security.

Taxation — Taxation of dividends and capital gains received by non-residents varies among developing and emerging market countries and, in some cases, is comparatively high. In addition, developing and emerging market countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the fund could in the future become subject to local tax liability that they had not reasonably anticipated in conducting their investment activities or valuing their assets.

Litigation — The fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against resident individuals and companies domiciled outside the United States.

Fraudulent securities — Securities purchased by the fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the fund.

Currency transactions — Certain funds may enter into currency transactions to provide for the purchase or sale of a currency needed to purchase or sell a security denominated in that currency (often referred to as a spot or cover transaction). Blue Chip Income and Growth Fund and Growth-Income Fund currently intend to engage in currency transactions for these purposes only.

Certain funds may also enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may cross hedge and purchase or sell one currency against another currency (other than the U.S. dollar). The funds, other than Bond Fund, Global Balanced Fund, Global Bond Fund and High-Income Bond Fund, have no current intention to cross hedge one currency against another currency (other than the U.S. dollar).

The fund will not generally attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s commitment increases because of changes in exchange rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Entering into forward currency transactions may change the fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as expected by the fund’s investment adviser. For example, if the fund’s investment adviser increases a fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the fund may incur a loss. The fund will segregate liquid assets that will be marked to market daily to meet their forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund.

Bond Fund, Global Balanced Fund, Global Bond Fund and High-Income Bond Fund may also enter into exchange-traded futures contracts relating to foreign currencies in connection with investments in securities of foreign issuers in anticipation of, or to protect against, fluctuations in exchange rates. An exchange-traded futures contract relating to foreign currency is similar to a forward foreign currency contract but has a standardized size and exchange date.

In connection with these futures transactions, the Series has filed a notice of eligibility with the Commodity Futures Trading Commission (“CFTC”) that exempts the Series from CFTC registration as a “commodity pool operator” as defined under the Commodity Exchange Act. Pursuant to this notice, these funds will observe certain CFTC guidelines with respect to its futures transactions that, among other things, limit initial margin deposits in connection with the use of futures contracts and related options for purposes other than “hedging” (as defined by CFTC rules) up to 5% of a fund's net assets.

Bond Fund, Global Balanced Fund, Global Bond Fund and High-Income Bond Fund may attempt to accomplish objectives similar to those involved in their use of currency contracts by purchasing put or call options on currencies. A put option gives a fund, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives a fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. A fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the U.S. dollar value of a currency in which they hold or anticipate holding securities. If the currency's value should decline against the U.S. dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the U.S. dollar, any gain to the fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the U.S. dollar of a currency in which the fund anticipates purchasing securities.

Currency options may be either listed on an exchange or traded over-the-counter (“OTC options”). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike (exercise) prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. Bond Fund, Global Balanced Fund, Global Bond Fund and High-Income Bond Fund will not purchase an OTC option unless the investment adviser believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation which guarantees performance. Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

Forward commitment, when issued and delayed delivery transactions — Certain funds may enter into commitments to purchase or sell securities at a future date. When a fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

Certain funds may also enter into roll transactions, such as a mortgage dollar roll where the fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. During the period between the sale and repurchase (the “roll period”), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of the initial sale. The fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy back the mortgage-backed securities it initially sold. The fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). These transactions are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

With to be announced (TBA) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards.

The fund will not use any of these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include The Federal Financing Bank (FFB), the Government National Mortgage Association (Ginnie Mae), the Veterans Administration (VA), the Federal Housing Administration (FHA), the Export-Import Bank (Exim Bank), the Overseas Private Investment Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small Business Administration (SBA).

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Government support for short-term debt instruments — Various agencies and instrumentalities of the U.S. government and governments of other countries have recently implemented or announced programs that support short-term debt instruments, including commercial paper, in an attempt to sustain liquidity in the markets for these securities. Following is a brief summary of some of these programs (please refer to the applicable entity’s website for further information on the specific program). Entities issuing obligations supported by these programs in which the fund invests must be on an approved list that is monitored on a regular basis. The U.S. government or other entities implementing these programs may discontinue these programs, change the terms of the programs or adopt new programs at their discretion.

Temporary Liquidity Guarantee Program — The FDIC guaranteed payment of senior unsecured debt issued by FDIC-insured depository institutions, U.S. bank holding companies and financial holding companies and certain U.S. savings and loan holding companies. The guarantee covers all senior unsecured debt issued under this program, including commercial paper, issued by these entities on or before December 31, 2009. Entities eligible to participate in this program may have also issued debt during the period that is not guaranteed by the FDIC. The guarantee will extend only until December 31, 2012, even if the debt has not then matured.

Government guarantees outside the U.S. — Various governments outside the U.S. have implemented or announced programs under which the government or a government agency will guarantee debt, including commercial paper, of financial institutions in that country.

Pass-through securities —Certain funds may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Adjustable rate mortgage-backed securities — Adjustable rate mortgage-backed securities (“ARMS”) have interest rates that reset at periodic intervals. Acquiring ARMS permits the fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMS are based. Such ARMS generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMS, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, the fund, when holding an ARMS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMS behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities. The fund’s current practice is to invest primarily in ARMS issued by U.S. government sponsored entities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

Warrants and rights — Certain funds may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

Depositary receipts — ADRs, in registered form, are designed for use in the U.S. securities markets and are generally dollar denominated. EDRs, in bearer form, are designed for use in the European securities markets and may be dollar denominated. GDRs, in bearer form, primarily are designed for use in the European and the U.S. securities markets, and may be dollar denominated. Depositary receipts represent and may be converted into the underlying foreign security.

Inflation-indexed bonds — Certain funds may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of the consumer price index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, and therefore the principal amount of such bonds cannot be reduced below par even during a period of deflation. However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the rise and fall of yields. In certain jurisdictions outside the United States the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par.

The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

Real estate investment trusts — Certain funds may invest in securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Cash and cash equivalents — The fund may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)), (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Cash Management Fund may only purchase commercial paper judged by the investment adviser to be of suitable investment quality. This includes (a) commercial paper that is rated in the two highest categories by at least two NRSROs, or (b) other commercial paper deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for Cash Management Fund. No more than 5% of Cash Management Fund's assets may be invested in commercial paper rated in the second tier (e.g., P-2/A-2) by any NRSRO; no more than the greater of 1% of Cash Management Fund's assets or $1 million may be invested in such securities of any one issuer. See the “Description of Commercial Paper Ratings” for a description of the ratings.

Cash Management Fund may only purchase instruments having remaining maturities of 397 days or less. These obligations originally may have been issued with maturities in excess of one year. Cash Management Fund may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated as described above in “Commercial Paper.”

"Savings association obligations" include certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations.

"Floating rate obligations" have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering Rate). The investment adviser considers floating rate obligations to be liquid investments because a number of securities dealers make active markets in these securities.

Restricted or illiquid securities — Certain funds may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the “1933 Act”), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the Series’ board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

Loan assignments and participations — Certain funds may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively "borrowers"). Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes.

Some loans may be secured in whole or in part by assets or other collateral. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the fund is committed to advance additional funds, the fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the fund’s only recourse will be against the collateral securing the DIP financing.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary. Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser’s decision not to receive material, non-public information may impact the investment adviser’s ability to assess a borrower’s requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the fund purchases assignments it acquires direct contractual rights against the borrower on the loan. The fund acquires the right to receive principal and interest payments directly from the borrower and to enforce their rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan.  Risks may also arise due to the inability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The fund anticipates that loan participations could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

Reinsurance related notes and bonds — High-Income Bond Fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, such a note or bond could provide that the reinsurance company would not be required to repay all or a portion of the principal value of the note or bond if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.

Repurchase agreements — Certain funds may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan by the fund that is collateralized by the security purchased. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the Series' custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

Reverse repurchase agreements — Certain funds are authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by the fund and its agreement to repurchase the security at a specified time and price. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks). Under the 1940 Act, reverse repurchase agreements may be considered borrowing by the fund. The use of reverse repurchase agreements by the fund creates leverage which increases the fund's investment risk. As the fund's aggregate commitments under these reverse repurchase agreements increase, the opportunity for leverage similarly increases. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, the fund's earnings or net asset value would decline faster than otherwise would be the case.

Diversification — Global Bond Fund is a nondiversified investment company which allows the fund to invest a greater percentage of its assets in any one issuer. For the fund to be considered a “diversified” investment company under the Investment Company Act of 1940, as amended, the fund with respect to 75% of its total assets, would be required to limit its investment in any one issuer (other than the U.S. government) to 5% of the market value of the total assets of the fund or to 10% of the outstanding voting securities of such issuer. However, such a limitation would reduce the extent to which the fund could concentrate its investments in securities of governmental issuers outside the United States, which are generally considered to be of higher credit quality than are private issuers domiciled outside the United States. Accordingly, such a limitation might increase the fund's investment risk. Although the fund is nondiversified, it has no current intention of investing more than 5% of its assets in securities of any one corporate issuer. In addition, the fund intends to comply with the diversification and other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies so that the fund will not be subject to U.S. taxes on the net investment income and net capital gains that it distributes to its shareholders. (See “ Taxes and Distributions”.)

*     *     *     *     *     *

Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the funds’ objective, and changes in their investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-deferred.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

A fund’s portfolio turnover rate would equal 100% if each security in the fund’s portfolio was replaced once per year. The following table sets forth the portfolio turnover rates for each applicable fund for fiscal year ended December 31, 2011 and 2010:

	Fiscal year	Portfolio turnover rate
Global Discovery Fund1	2011 2010	45% 61
Global Growth Fund	2011 2010	28 28
Global Small Capitalization Fund	2011 2010	44 47
Growth Fund1	2011 2010	19 28
International Fund	2011 2010	24 25
New World Fund	2011 2010	22 18
Blue Chip Income and Growth Fund	2011 2010	27 22
Global Growth and Income Fund	2011 2010	25 30
Growth-Income Fund	2011 2010	22 22
International Growth and Income Fund2	2011 2010	48 31
Asset Allocation Fund	2011 2010	43 46
Global Balanced Fund3	2011 2010	34 N/A
Bond Fund4	2011 2010	163 187
Global Bond Fund	2011 2010	101 106
High-Income Bond Fund	2011 2010	51 54
Mortgage Fund3,4	2011 2010	480 N/A
U.S. Government/ AAA-Rated Securities Fund4	2011 2010	234 208

1 The decrease in the fund’s portfolio turnover rate is attributable to a decrease in the sales of securities by the fund during the period.

2 The increase in the fund’s portfolio turnover rate is attributable to an increase in sales of securities by the fund during the period.

3 From May 2, 2011, commencement of operations.

4 The fund’s portfolio turnover rate is largely attributable to mortgage dollar roll transactions, which are accounted for as purchase and sale transactions.

See “Financial Highlights” in the prospectus for the fund’s annual portfolio turnover rates for each of the last five fiscal years.

Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on a fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by a fund. In managing a fund, a fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The Series has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

The following policies apply to each fund in the Series (please also see “Additional information about fundamental policies” below):

1.Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, a fund may not:

a.	Borrow money;

b.	Issue senior securities;

c.	Underwrite the securities of other issuers;

d.	Purchase or sell real estate or commodities;

e.	Make loans; or

f.	Purchase the securities of any issuer if, as a result of such purchase, a fund’s investments would be concentrated in any particular industry.

2.The fund may not invest in companies for the purpose of exercising control or management.

Additional information about fundamental policies — The information below is not part of the Series’ fundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the Series. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33⅓% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed).

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including reverse repurchase agreements, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment, such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1d, the fund may invest in securities or other instruments backed by real estate or commodities or securities of issuers engaged in the real estate business, including real estate investment trusts, or issuers engaged in business related to commodities. Further, the fund does not consider currency contracts or hybrid instruments to be commodities.

For purposes of fundamental policy 1e, the fund may not lend more than 33⅓% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest 25% or more of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the United States government, its agencies or instrumentalities or government sponsored entities or repurchase agreements with respect thereto. Additionally, the Cash Management Fund may invest without limitation in obligations of U.S. banks, including U.S. branches of banks based outside the United States (e.g., certificates of deposit, interest bearing time deposits, bank notes and banker’s acceptances). In evaluating and selecting such investments, the investment adviser, on behalf of the fund, uses the criteria set forth under the headings “Certain investment limitations and guidelines” and “Description of certain securities and investment techniques” in this statement of additional information.

The fund currently does not intend to engage in securities lending, purchase securities on margin, sell securities short or invest in puts, calls, straddles or spreads or combinations thereof.

Management of the Series

Board of trustees and officers

“Independent” trustees1

The Series’ nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the Series’ service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The Series seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the Series’ board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the Series’ independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the Series’ registration statement.

Name, age and position with series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other relevant experience
William H. Baribault, 66 Trustee (2009)	Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	50	Former director of Henry Co. (until 2009); Professional Business Bank (until 2009)	• Service as chief executive officer for multiple companies • Corporate board experience • Service on advisory and trustee boards for charitable, educational and nonprofit organizations
James G. Ellis, 65 Trustee (2010)	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	54	Quiksilver, Inc. Former director of Professional Business Bank (until 2007); Genius Products (until 2008)	• Service as chief executive officer for multiple companies • Corporate board experience • Service on advisory and trustee boards for charitable, municipal and nonprofit organizations • M.B.A.
Leonard R. Fuller, 65 Trustee (1999)	President and CEO, Fuller Consulting (financial management consulting firm)	54	None	• Former partner, public accounting firm • Financial management consulting • Service on advisory and trustee boards for municipal, educational and nonprofit organizations • M.B.A.

Name, age and position with series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other relevant experience
W. Scott Hedrick, 66 Trustee (2007)	Founding General Partner, InterWest Partners (a venture capital firm)	50	Hot Topic, Inc.; Office Depot, Inc.	• Corporate board experience • Service on advisory and trustee boards for charitable and nonprofit organizations • M.B.A.
R. Clark Hooper, 65 Chairman of the Board (Independent and Non-Executive) (2010)	Private investor; former President, Dumbarton Group LLC (securities industry consulting)	56	JPMorgan Value Opportunities Fund, Inc.; The Swiss Helvetia Fund, Inc.	• Senior regulatory and management experience, National Association of Securities Dealers (now FINRA) • Service on trustee boards for charitable, educational and nonprofit organizations
Merit E. Janow, 53 Trustee (2007)	Professor, Columbia University, School of International and Public Affairs; former Member, World Trade Organization Appellate Body	53	The NASDAQ Stock Market LLC; Trimble Navigation Limited

• Service with Office of the U.S. Trade Representative and U.S. Department of Justice

• Corporate board experience

• Service on advisory and trustee boards for charitable, educational and nonprofit organizations

• Experience as corporate lawyer

• J.D.

Name, age and position with series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other relevant experience
Laurel B. Mitchell, Ph.D., 56 Trustee (2010)	Clinical Professor and Director, Accounting Program, University of Redlands	50	None

• Assistant professor, accounting

• Service in the Office of Chief Accountant and Enforcement Division of the U.S. Securities and Exchange Commission

• Experience in corporate management and public accounting

• Service on advisory and trustee boards for charitable, educational and nonprofit organizations

• Ph.D., accounting

• Formerly licensed as C.P.A.

Frank M. Sanchez, 68 Trustee (2010)	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	50	None	• Senior academic leadership position • Corporate board experience • Service on advisory and trustee boards for charitable and nonprofit organizations • Ph.D., education administration and finance

Name, age and position with series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other relevant experience
Margaret Spellings, 54 Trustee (2010)	President and CEO, Margaret Spellings & Company; President, U.S. Forum for Policy Innovation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce; former U.S. Secretary of Education, U.S. Department of Education - Federal Government Agency	50	None

• Former Assistant to the President for Domestic Policy, The White House: Federal Government, Executive Branch

• Former senior advisor to the Governor of Texas

• Service on advisory and trustee boards for charitable and nonprofit organizations

Steadman Upham, Ph.D., 63 Trustee (2010)	President and Professor of Anthropology, The University of Tulsa	53	None	• Senior academic leadership positions for multiple universities • Service on advisory and trustee boards for educational and nonprofit organizations • Ph.D., anthropology

“Interested” trustees5,6

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers of Capital Research and Management Company or its affiliates. This management role with the Series’ service providers also permits them to make a significant contribution to the Series’ board.

Name, age and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years
Donald D. O’Neal, 51 Vice Chairman of the Board (1998)	Senior Vice President – Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company	20	None

Other officers6

Name, age and position with Series (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series
Alan N. Berro, 51 President (1998)	Senior Vice President – Capital World Investors, Capital Research and Management Company
Michael J. Downer, 57 Executive Vice President (1991)

Director, Senior Vice President, Secretary and Coordinator of Legal and Compliance – Capital Research and Management Company; Director, American Funds Distributors, Inc.*; Chairman of the Board, Capital Bank and Trust Company*

C. Ross Sappenfield, 46 Senior Vice President (2008)	Senior Vice President – Capital Research Global Investors, Capital Research Company*
John H. Smet, 55 Senior Vice President (1994)	Senior Vice President – Fixed Income, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*
Carl M. Kawaja, 47 Vice President (2008)

Senior Vice President – Capital World Investors, Capital Research and Management Company; Director, Capital International, Inc.*; Chairman of the Board, Capital International Asset Management (Canada), Inc.*; Director, The Capital Group Companies, Inc.*

Sung Lee, 45 Vice President (2008)	Senior Vice President – Capital Research Global Investors, Capital Research Company*; Director, The Capital Group Companies, Inc.*

Name, age and position with Series (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series
Robert W. Lovelace, 49 Vice President (1997)

Executive Vice President and Director, Capital Research and Management Company; Senior Vice President – Capital World Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*

S. Keiko McKibben, 42 Vice President (2010)	Senior Vice President – Capital Research Global Investors, Capital Research Company*
Maria T. Manotok, 37 Vice President (2012)	Vice President and Associate Counsel, The Capital Group Companies, Inc.*; Vice President and Associate Counsel – Fund Business Management Group, Capital Research and Management Company
Renaud H. Samyn, 38 Vice President (2010)	Senior Vice President – Capital Research Global Investors, Capital Research Company*
Steven I. Koszalka, 47 Secretary (2003)	Vice President – Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 40 Treasurer (2008)	Vice President – Fund Business Management Group, Capital Research and Management Company
Courtney R. Taylor, 37 Assistant Secretary (2010)	Assistant Vice President – Fund Business Management Group, Capital Research and Management Company
Karl C. Grauman, 44 Assistant Treasurer (2006)	Vice President – Fund Business Management Group, Capital Research and Management Company
M. Susan Gupton, 38 Assistant Treasurer (2010)	Vice President – Fund Business Management Group, Capital Research and Management Company
Dori Laskin, 60 Assistant Treasurer (2010)	Vice President – Fund Business Management Group, Capital Research and Management Company

* Company affiliated with Capital Research and Management Company.

1 The term “independent” trustee refers to a trustee who is not an “interested person” of the funds within the meaning of the 1940 Act.

2 Trustees and officers of the Series serve until their resignation, removal or retirement.

3 Funds managed by Capital Research and Management Company, including the American Funds; American Funds Target Date Retirement Series®, which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs; and American Funds Portfolio SeriesSM, which is composed of eight funds.

4 This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.

5 “Interested persons” of the funds within the meaning of the 1940 Act, on the basis of their affiliation with the Series’ investment adviser, Capital Research and Management Company, or affiliated entities.

6 All of the officers listed, with the exception of S. Keiko McKibben and Renaud H. Samyn, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the Series is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

Fund shares owned by trustees as of December 31, 2011:

Name	Dollar range1 of fund shares owned3	Aggregate dollar range1 of shares owned in all funds in the American Funds family overseen by trustee	Dollar range1,2 of independent trustees deferred compensation4 allocated to fund	Aggregate dollar range1,2 of independent trustees deferred compensation4 allocated to all funds within American Funds family overseen by trustee
“Independent” trustees
William H. Baribault	None	$10,001 – $50,000	N/A5	$1 – $10,000
James G. Ellis	None	Over $100,000	N/A5	N/A
Leonard R. Fuller	None	Over $100,000	N/A5	Over $100,000
W. Scott Hedrick	None	Over $100,000	N/A5	N/A
R. Clark Hooper	None	Over $100,000	N/A5	Over $100,000
Merit E. Janow	None	Over $100,000	N/A5	N/A
Laurel B. Mitchell	None	$50,001 – $100,000	N/A5	N/A
Frank M. Sanchez	None	$10,001 – $50,000	N/A5	N/A
Margaret Spellings	None	$10,001 – $50,000	N/A5	N/A
Steadman Upham	None	None	N/A5	Over $100,000

Name	Dollar range1 of fund shares owned2	Aggregate dollar range1 of shares owned in all funds in the American Funds family overseen by trustee
“Interested” trustees
Donald D. O’Neal	None	Over $100,000

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for “interested” trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2 N/A indicates that the listed individual, as of December 31, 2011, was not a trustee of a particular fund, did not allocate deferred compensation to the fund or did not participate in the deferred compensation plan.

3 Shares of the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each trustee’s need for variable annuity or variable life contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations.

4 Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

5 The funds in the Series are not available for investment in the independent trustees deferred compensation plan.

Trustee compensation — No compensation is paid by the Series to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The Series typically pays each independent trustee an annual fee, which ranges from $9,100 to $55,000, based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the Series generally pays independent trustees attendance and other fees for meetings of the board and its committees. The Board chair receives an additional fee for this service.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The Series and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of Series expenses. Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the Series. The Series also reimburses certain expenses of the independent trustees.

Trustee compensation earned during the fiscal year ended December 31, 2011:

Name	Aggregate compensation (including voluntarily deferred compensation1) from the series	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates2
William H. Baribault3	$85,615	$165,500
James G. Ellis	61,331	273,633
Leonard R. Fuller3	86,680	337,640
W. Scott Hedrick	75,181	146,000
R. Clark Hooper	73,373	393,920
Merit E. Janow	63,185	290,292
Laurel B. Mitchell	70,953	165,500
Frank M. Sanchez	63,301	155,500
Margaret Spellings	70,721	148,500
Steadman Upham3	52,137	225,125

1 Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the Series in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended December 31, 2011 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.

2 Funds managed by Capital Research and Management Company, including the American Funds; American Funds Target Date Retirement Series®, which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs; and American Funds Portfolio SeriesSM, which is composed of eight funds.

3 Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the Series (plus earnings thereon) through the 2011 fiscal year for participating trustees is as follows: William H. Baribault ($8,260), Leonard R. Fuller ($70,161) and Steadman Upham ($99,370). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the Series until paid to the trustees.

As of April 1, 2012, the officers and trustees of the Series and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of each fund.

Series organization and the board of trustees — The Series, an open-end investment company, was organized as a Massachusetts business trust on September 13, 1983. At a meeting of the funds’ shareholders on November 24, 2009, shareholders approved the reorganization of the Series to a Delaware statutory trust. The reorganization may be completed in 2012 or 2013; however, the Series reserves the right to delay the implementation. A summary comparison of the governing documents and state laws affecting the Delaware statutory trust and the current form of organization of the Series can be found in a proxy statement for the Series dated August 28, 2009, which is available on the SEC’s website at sec.gov.

All Series operations are supervised by its board of trustees, which meets periodically and performs duties required by applicable state and federal laws. Independent board members are paid certain fees for services rendered to the Series as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the Series.

Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.

The Series currently consists of separate funds which have separate assets and liabilities, and invest in separate investment portfolios. The board of trustees may create additional funds in the future. Income, direct liabilities and direct operating expenses of a fund will be allocated directly to that fund and general liabilities and expenses of the Series will be allocated among the funds in proportion to the total net assets of each fund.

Each fund has Class 1 and Class 2 shares. In addition, Growth Fund, International Fund, Growth-Income Fund, Asset Allocation Fund, High-Income Bond Fund, U.S. Government/AAA-Rated Securities Fund and Cash Management Fund have Class 3 shares. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the Series’ amended and restated rule 18f-3 Plan. Class 2 and Class 3 shareholders have exclusive voting rights with respect to their respective rule 12b-1 Plans adopted in connection with the distribution of Class 2 and Class 3 shares. Shares of each Class of the Series vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.

The Series does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the Series will hold a meeting at which any member of the board could be removed by a majority vote.

The Series’ declaration of trust and by-laws, as well as separate indemnification agreements that the Series has entered into with independent trustees, provide in effect that, subject to certain conditions, the Series will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the Series. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the Series within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for Series management and independent fund counsel.

Risk oversight — Day-to-day management of the Series, including risk management, is the responsibility of the Series’ contractual service providers, including the Series’ investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the Series ‘operations, including the processes and associated risks relating to the funds’ investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use. In that regard, the board receives reports regarding the operations of the Series’ service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the funds’ investments and trading. The board also receives compliance reports from the Series and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the Series board, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the Series’ audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls.

Not all risks that may affect the Series can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve each fund’s objectives. As a result of the foregoing and other factors, the ability of the Series’ service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The Series has an audit committee comprised of William H. Baribault, Leonard R. Fuller, W. Scott Hedrick, Laurel B. Mitchell, Frank M. Sanchez and Steadman Upham, none of whom is an “interested person” of the Series within the meaning of the 1940 Act. The committee provides oversight regarding the Series’ accounting and financial reporting policies and practices, its internal controls and the internal controls of the Series’ principal service providers. The committee acts as a liaison between the Series’ independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2011 fiscal year.

The Series has a contracts committee comprised of William H. Baribault, James G. Ellis, Leonard R. Fuller, W. Scott Hedrick, R. Clark Hooper, Merit E. Janow, Laurel B. Mitchell, Frank M. Sanchez, Margaret Spellings and Steadman Upham, none of whom is an “interested person” of the Series within the meaning of the 1940 Act. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the Series and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement and plan of distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the Series may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held two meetings during the 2011 fiscal year.

The Series has a nominating and governance committee comprised of William H. Baribault, James G. Ellis, R. Clark Hooper, Merit E. Janow, Laurel B. Mitchell and Margaret Spellings, none of whom is an “interested person” of the Series within the meaning of the 1940 Act. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Series, addressed to the Series’ secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held two meetings during the 2011 fiscal year.

Proxy voting procedures and principles — The funds’ investment adviser, in consultation with the Series’ board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the funds and other American Funds. The complete text of these principles is available on the American Funds website at americanfunds.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the Series’ board. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal. In addition, the Series’ board monitors the proxy voting process and generally provide guidance with respect to the Principles through a joint proxy committee of the American Funds.

The investment adviser seeks to vote all U.S. proxies; however, in certain circumstances it may be impracticable or impossible to do so. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A discussion of any potential conflicts of interest also is included in the summary. For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division’s investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a board member of one or more American Funds is also a board member of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time.

Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-4225, (b) on the American Funds website and (c) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of the American Funds, the Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American Funds website.

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions also may be supported.

Governance provisions — Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

Principal fund shareholders — The following tables identify those investors who own of record, or are known by the Series to own beneficially, 5% or more of any class of a fund’s shares as of the opening of business on April 1, 2012. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

Global Discovery Fund

Name and address	Ownership	Ownership percentage
Capital Research and Management Company Corporate Account Los Angeles, CA	Record	Class 1	54.29%
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	45.71 94.85
Lincoln Life & Annuity of New York Omnibus Account Fort Wayne, IN	Record	Class 2	5.15

Global Growth Fund

Name and address	Ownership	Ownership percentage
SAST Global Growth Portfolio Houston, TX	Record	Class 1	30.08%
John Hancock Life Insurance Co. USA JHT Global Diversification Boston, MA	Record	Class 1	23.30
John Hancock Life Insurance Co. USA American Global Growth Boston, MA	Record	Class 1	12.61
Nationwide Variable Insurance Trust Omnibus Account King of Prussia, PA	Record	Class 1	11.58
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	8.35 50.85
AIG Sunamerica Life Assurance Co. Omnibus Account Los Angeles, CA	Record	Class 2	15.49
Hartford Life and Annuity Insurance Company Omnibus Account Hartford, CT	Record	Class 2	13.82
MetLife Investors Omnibus Account Tampa, FL	Record	Class 2	5.75
MetLife Insurance Co. of Connecticut Omnibus Account Boston, MA	Record	Class 2	5.39

Global Small Capitalization Fund

Name and address	Ownership	Ownership percentage
JNL Series Trust Lansing, MI	Record	Class 1	16.63%
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	14.77
John Hancock Life Insurance Co. USA JHT Global Diversification Boston, MA	Record	Class 1	13.38
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	11.76 48.74
John Hancock Life Insurance Co. USA American Global Small Capitalization Boston, MA	Record	Class 1	10.72
Met Investors Series Trust AFS Growth Allocation Portfolio Irvine, CA	Record	Class 1	10.67
Hartford Series Funds, Inc. AFS Global Small Capitalization HLS Fund Woodbury, MN	Record	Class 1	6.87
Metropolitan Life Insurance Company Omnibus Account Irvine, CA	Record	Class 2	22.27
Hartford Life and Annuity Insurance Company Omnibus Account Hartford, CT	Record	Class 2	12.40

Growth Fund

Name and address	Ownership	Ownership percentage
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	19.08% 43.92
John Hancock Life Insurance Co. USA Omnibus Account Boston, MA	Record	Class 1	14.95
Met Investors Series Trust AFS Growth Portfolio Irvine, CA	Record	Class 1	11.91
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	11.23
Met Investors Series Trust AFS Growth Allocation Portfolio Irvine, CA	Record	Class 1	8.98
Pacific Life Pacific Select Fund Newport Beach, CA	Record	Class 1	6.88
Hartford Life and Annuity Insurance Company Omnibus Account Hartford, CT	Record	Class 2	15.51
ING Growth Portfolio Scottsdale, AZ	Record	Class 2	11.70
Metropolitan Life Insurance Company Omnibus Account Irvine, CA	Record	Class 2	6.47
AIG Sunamerica Life Assurance Co. Omnibus Account Los Angeles, CA	Record	Class 3	100.00

International Fund

Name and address	Ownership	Ownership percentage
John Hancock Life Insurance Co. USA Omnibus Account Boston, MA	Record	Class 1	21.01%
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	18.82 53.03
Met Investors Series Trust AFS International Portfolio Irvine, CA	Record	Class 1	9.92
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	9.53
Met Investors Series Trust AFS Growth Allocation Portfolio Irvine, CA	Record	Class 1	7.12
Met Investors Series Trust AFS Moderate Allocation Portfolio Irvine, CA	Record	Class 1	6.75
JNL Series Trust Lansing, MI	Record	Class 1	6.58
Hartford Series Funds, Inc. AFS International HLS Fund Woodbury, MN	Record	Class 1	6.33
ING International Portfolio Scottsdale, AZ	Record	Class 2	19.60
Hartford Life and Annuity Insurance Company Omnibus Account Hartford, CT	Record	Class 2	14.30
AIG Sunamerica Life Assurance Co. Omnibus Account Los Angeles, CA	Record	Class 3	100.00

New World Fund

Name and address	Ownership	Ownership percentage
JNL Series Trust Lansing, MI	Record	Class 1	34.12%
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	14.24
Met Investors Series Trust AFS Growth Allocation Portfolio Irvine, CA	Record	Class 1	10.28
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	10.06 64.93
John Hancock Life Insurance Co. USA American New World Boston, MA	Record	Class 1	9.01
John Hancock Life Insurance Co. USA JHT Global Diversification Boston, MA	Record	Class 1	8.47
Hartford Series Funds, Inc. AFS New World HLS Fund Woodbury, MN	Record	Class 1	6.24
Hartford Life and Annuity Insurance Company Omnibus Account #1 Hartford, CT	Record	Class 2	25.72
Hartford Life and Annuity Insurance Company Omnibus Account #2 Hartford, CT	Record	Class 2	5.99

Blue Chip Income and Growth Fund

Name and address	Ownership	Ownership percentage
JNL Series Trust Lansing, MI	Record	Class 1	41.26%
John Hancock Life Insurance Co. USA Omnibus Account Boston, MA	Record	Class 1	24.50
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	9.85 73.33
MML American Funds Core Allocation Fund Springfield, MA	Record	Class 1	8.72
Lincoln Variable Insurance Products American Growth Allocation Pittsburgh, PA	Record	Class 1	5.14
Hartford Life and Annuity Insurance Company Omnibus Account Hartford, CT	Record	Class 2	20.46

Global Growth and Income Fund

Name and address	Ownership	Ownership percentage
Hartford Series Funds, Inc. AFS Global Growth & Income HLS Fund Woodbury, MN	Record	Class 1	48.56%
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	40.95 68.94
Lincoln Variable Insurance Products American Growth Allocation Pittsburgh, PA	Record	Class 1	6.00
Hartford Life and Annuity Insurance Company Omnibus Account Hartford, CT	Record	Class 2	23.69

Growth-Income Fund

Name and address	Ownership	Ownership percentage
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	15.74% 53.94
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	15.08
John Hancock Life Insurance Co. USA Omnibus Account Boston, MA	Record	Class 1	10.95
Nationwide Variable Insurance Trust Omnibus Account King of Prussia, PA	Record	Class 1	10.88
Pacific Life Pacific Select Fund Newport Beach, CA	Record	Class 1	10.11
Met Investors Series Trust AFS Growth Allocation Portfolio Irvine, CA	Record	Class 1	9.86
Met Investors Series Trust AFS Moderate Allocation Portfolio Irvine, CA	Record	Class 1	9.30
JNL Series Trust Lansing, MI	Record	Class 1	5.06
Hartford Life and Annuity Insurance Company Omnibus Account #1 Hartford, CT	Record	Class 2	19.23
Metropolitan Life Insurance Company Omnibus Account Irvine, CA	Record	Class 2	5.86
AIG Sunamerica Life Assurance Co. Omnibus Account Los Angeles, CA	Record	Class 2 Class 3	5.82 100.00

International Growth and Income Fund

Name and address	Ownership	Ownership percentage
Capital Research and Management Company Corporate Account Los Angeles, CA	Record	Class 1	43.58%
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	42.54 95.85
ING International Growth & Income Portfolio Scottsdale, AZ	Record	Class 1	13.88

Asset Allocation Fund

Name and address	Ownership	Ownership percentage
Nationwide Variable Insurance Trust Omnibus Account King of Prussia, PA	Record	Class 1	51.87%
John Hancock Life Insurance Co. USA American Asset Allocation Boston, MA	Record	Class 1	26.60
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	7.71 56.97
ING Asset Allocation Portfolio Scottsdale, AZ	Record	Class 1	5.87
Hartford Life and Annuity Insurance Company Omnibus Account #1 Hartford, CT	Record	Class 2	22.49
AIG Sunamerica Life Assurance Co. Omnibus Account Los Angeles, CA	Record	Class 2 Class 3	7.73 100.00
Hartford Life and Annuity Insurance Company Omnibus Account #2 Hartford, CT	Record	Class 2	5.30

Global Balanced Fund

Name and address	Ownership	Ownership percentage
Capital Research and Management Company Corporate Account Los Angeles, CA	Record	Class 1	100.00%
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 2	95.77

Bond Fund

Name and address	Ownership	Ownership percentage
Nationwide Variable Insurance Trust Omnibus Account King of Prussia, PA	Record	Class 1	25.53%
Met Investors Series Trust AFS Moderate Allocation Portfolio Irvine, CA	Record	Class 1	12.01
Met Investors Series Trust AFS Bond Portfolio Irvine, CA	Record	Class 1	11.13
ING Bond Portfolio Scottsdale, AZ	Record	Class 1	11.02
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	9.85
John Hancock Life Insurance Co. USA JHT Fundamental Holding Boston, MA	Record	Class 1	8.04
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	5.06 62.85
Hartford Life and Annuity Insurance Company Omnibus Account #1 Hartford, CT	Record	Class 2	21.43
Hartford Life and Annuity Insurance Company Omnibus Account #2 Hartford, CT	Record	Class 2	5.61

Global Bond Fund

Name and address	Ownership	Ownership percentage
JNL Series Trust Lansing, MI	Record	Class 1	55.08%
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	13.41
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	10.33 74.69
Hartford Series Funds, Inc. AFS Global Bond HLS Fund Woodbury, MN	Record	Class 1	7.03
Hartford Life and Annuity Insurance Company Omnibus Account #1 Hartford, CT	Record	Class 2	17.48
Hartford Life and Annuity Insurance Company Omnibus Account #2 Hartford, CT	Record	Class 2	5.09

High-Income Bond Fund

Name and address	Ownership	Ownership percentage
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	26.63%
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	21.80 96.20
Met Investors Series Trust AFS Moderate Allocation Portfolio Irvine, CA	Record	Class 1	18.64
John Hancock Life Insurance Co. USA American Asset High-Yield Bond Boston, MA	Record	Class 1	12.28
Met Investors Series Trust AFS Growth Allocation Portfolio Irvine, CA	Record	Class 1	8.86
John Hancock Life Insurance Co. USA JHT Global Diversification Boston, MA	Record	Class 1	7.39
AIG Sunamerica Life Assurance Co. Omnibus Account Los Angeles, CA	Record	Class 3	100.00

Mortgage Fund

Name and address	Ownership	Ownership percentage
Lincoln Variable Insurance Products American Balanced Allocation Pittsburgh, PA	Record	Class 1	44.03%
Lincoln Variable Insurance Products American Income Allocation Pittsburgh, PA	Record	Class 1	20.31
Capital Research and Management Company Corporate Account Los Angeles, CA	Record	Class 1	18.06
Lincoln Variable Insurance Products American Growth Allocation Pittsburgh, PA	Record	Class 1	17.02
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1	95.90

U.S. Government/AAA-Rated Securities Fund

Name and address	Ownership	Ownership percentage
Met Investors Series Trust AFS Moderate Allocation Portfolio Irvine, CA	Record	Class 1	40.69%
Met Investors Series Trust AFS Balanced Allocation Portfolio Irvine, CA	Record	Class 1	30.77
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	11.56 96.32
AIG Sunamerica Life Assurance Co. Omnibus Account Los Angeles, CA	Record	Class 3	100.00

Cash Management Fund

Name and address	Ownership	Ownership percentage
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class 1 Class 2	92.79% 95.88
Paragon Life Insurance Omnibus Account Saint Louis, MO	Record	Class 1	7.21
AIG Sunamerica Life Assurance Co. Omnibus Account Los Angeles, CA	Record	Class 3	100.00

Investment adviser — Capital Research and Management Company, the Series‘ investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine, CA 92618. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the funds and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio within their research coverage.

Portfolio counselors and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio counselors, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the funds’ portfolio counselors may be measured against one or more of the following benchmarks, depending on his or her investment focus:

Global Discovery Fund — Lipper Growth Funds Index, Lipper International Funds Index, Non-U.S. Service and Information Index, U.S. Service and Information Index;

Global Growth Fund — MSCI All Country World Index, Lipper Global Funds Index;

Global Small Capitalization Fund — Lipper Small Cap Growth Funds Index, Lipper International Small Cap Funds Index, MSCI USA Small Cap Index, MSCI All Country World ex USA Small Cap Index;

Growth Fund — S&P 500, MSCI All Country World Index ex-USA, Lipper Growth Funds Index;

International Fund — MSCI All Country World Index ex-USA, Lipper International Funds Index;

New World Fund — MSCI All Country World Index, Lipper Global Funds Index, MSCI Emerging Markets Index, Lipper Emerging Markets Funds Index, JP Morgan Emerging Markets Bond Index Global, Lipper Emerging Markets Debt Funds Average;

Blue Chip Income and Growth Fund — S&P 500, Lipper Growth & Income Funds Index;

Global Growth and Income Fund — MSCI All Country World Index, Lipper Global Funds Index;

Growth-Income Fund — S&P 500, Lipper Growth & Income Funds Index;

International Growth and Income Fund — MSCI All Country World Index ex-USA, Lipper International Funds Index;

Asset Allocation Fund — S&P 500, Lipper Growth & Income Funds Index, Barclays Capital U.S. Aggregate Index, Barclays Capital U.S. Corporate High Yield Index 2% Issuer Cap, Lipper High Current Yield Bond Funds Average, Lipper Intermediate Investment Grade Debt Funds Average;

Global Balanced Fund — MSCI All Country World Index, Barclays Global Aggregate Investment Grade Index, Lipper Global Funds Index, Lipper Global Income Funds Average, JP Morgan Government Bond Index – Emerging Market Global Diversified;

Bond Fund — Barclays Capital U.S. Aggregate Index, Barclays Capital U.S. Corporate High Yield Index 2% Issuer Cap, Lipper High Current Yield Bond Funds Average, Lipper Intermediate Investment Grade Debt Funds Average;

Global Bond Fund — Barclays Capital Global Aggregate Bond Index ex-USD, Barclays Capital Global Aggregate Index U.S. Dollar, Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index, Lipper High Current Yield Bond Funds Average, Lipper Global Income Funds Average, JP Morgan Government Bond Index – Emerging Market Global Diversified;

High-Income Bond Fund — Barclays Capital U.S. Corporate High Yield Index 2% Issuer Cap, Lipper High Current Yield Bond Funds Average;

Mortgage Fund — Barclays Capital U.S. Mortgage Securities Index, Lipper GNMA Average; and

U.S. Government/AAA-Rated Securities Fund — Barclays Capital U.S. Government/Mortgage Backed Securities Index, Lipper General U.S. Government Funds Average.

From time to time, Capital Research and Management Company may adjust or customize these benchmarks to better reflect the universe of comparably managed funds of competitive investment management firms.

Portfolio counselor fund holdings and management of other accounts — Shares of the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each portfolio counselor’s need for variable annuity or variable life contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations. The following portfolio counselor owns shares (through a variable insurance contract) in the dollar range noted: Robert W. Lovelace, Global Growth Fund, $10,001 – $50,000, Global Small Capitalization Fund, $1 - $10,000, and Growth-Income Fund, $1 – $10,000. The other portfolio counselors have determined that variable insurance or annuity contracts do not meet their current needs. Consequently, they do not hold shares of the funds.

Portfolio counselors may also manage assets in other funds advised by Capital Research and Management Company or its affiliates. Other managed accounts as of the end of American Funds Insurance Series’ most recently completed fiscal year are listed as follows:

The following table reflects information as of December 31, 2011:

Portfolio counselor	Number of other registered investment companies (RICs) for which portfolio counselor is a manager (assets of RICs in billions)1		Number of other pooled investment vehicles (PIVs) for which portfolio counselor is a manager (assets of PIVs in billions)2		Number of other accounts for which portfolio counselor is a manager (assets of other accounts in billions)3
Global Discovery Fund
Gordon Crawford	4	$149.5	None		None
Mark E. Denning	6	$202.3	1	$0.07	None
Claudia P. Huntington	4	$68.8	None		None
Global Growth Fund
Robert W. Lovelace	4	$149.7	1	$1.09	None
Martin Jacobs	None		None		None
Steven T. Watson	4	$113.8	None		None
Paul A. White	None		None		None

Portfolio counselor	Number of other registered investment companies (RICs) for which portfolio counselor is a manager (assets of RICs in billions)1		Number of other pooled investment vehicles (PIVs) for which portfolio counselor is a manager (assets of PIVs in billions)2		Number of other accounts for which portfolio counselor is a manager (assets of other accounts in billions)3
Global Small Capitalization Fund
Gordon Crawford	4	$146.5	None		None
Mark E. Denning	6	$199.3	1	$0.07	None
J. Blair Frank	3	$162.5	None		None
Harold H. La	1	$6.7	None		None
Dylan J. Yolles	4	$181.7	None		None
Growth Fund
Donnalisa Parks Barnum	1	$122.1	None		None
Gregg E. Ireland	3	$163.3	1	$0.11	None
Gregory D. Johnson	2	$100.5	None		None
Michael T. Kerr	2	$169.0	None		None
Ronald B. Morrow	3	$220.1	None		None
International Fund
Sung Lee	3	$157.8	None		None
L. Alfonso Barroso	1	$66.6	1	$0.07	None
Jesper Lyckeus	3	$157.8	1	$0.07	None
Christopher M. Thomsen	1	$17.3	None		None
New World Fund
Carl M. Kawaja	4	$235.0	1	$1.09	None
Robert W. Lovelace	4	$152.3	1	$1.09	None
Robert H. Neithart	5	$65.8	6	$3.34	165	$3.95
Blue Chip Income and Growth Fund
C. Ross Sappenfield	2	$76.5	1	$0.16	None
Christopher D. Buchbinder	1	$54.8	None		None
James B. Lovelace	4	$158.2	None		None
Global Growth and Income Fund
Gregg E. Ireland	3	$185.6	1	$0.11	None
Andrew B. Suzman	3	$163.6	1	$0.11	None
Steven T. Watson	4	$116.6	None		None

Portfolio counselor	Number of other registered investment companies (RICs) for which portfolio counselor is a manager (assets of RICs in billions)1		Number of other pooled investment vehicles (PIVs) for which portfolio counselor is a manager (assets of PIVs in billions)2		Number of other accounts for which portfolio counselor is a manager (assets of other accounts in billions)3
Growth-Income Fund
Donald D. O’Neal	2	$176.9	1	$0.16	None
J. Blair Frank	3	$142.8	None		None
Claudia P. Huntington	4	$46.1	None		None
William L. Robbins	2	$74.0	None		None
Dylan J. Yolles	4	$162.0	None		None
International Growth and Income Fund
Sung Lee	3	$166.2	None		None
Jesper Lyckeus	3	$166.2	1	$0.07	None
David M. Riley	3	$143.4	None		None
Asset Allocation Fund
Alan N. Berro	3	$110.7	None		None
David A. Daigle	3	$52.2	None		None
Jeffrey T. Lager	2	$100.5	None		None
James R. Mulally	4	$132.0	1	$0.03	None
Eugene P. Stein	2	$100.5	None		None
Global Balanced Fund
Hilda L. Applbaum	2	$117.4	None		None
Mark A. Brett	3	$45.5	3	$0.19	84	$2.72
Noriko H. Chen	1	$17.5	None		None
Joanna F. Jonsson	2	$107.2	1	$0.11	None
Robert H. Neithart	5	$67.9	6	$3.34	165	$3.95
Bond Fund
David C. Barclay	3	$86.9	3	$1.57	13	$4.75
Mark H. Dalzell	3	$47.9	1	$0.03	76	$2.62
David A. Hoag	5	$122.3	None		None
Thomas H. Hogh	5	$58.8	1	$0.13	1	$0.09
Global Bond Fund
Mark H. Dalzell	3	$54.9	1	$0.03	76	$2.62
Thomas H. Hogh	5	$65.8	1	$0.13	1	$0.09
James R. Mulally	4	$140.8	1	$0.03	None

Portfolio counselor	Number of other registered investment companies (RICs) for which portfolio counselor is a manager (assets of RICs in billions)1		Number of other pooled investment vehicles (PIVs) for which portfolio counselor is a manager (assets of PIVs in billions)2		Number of other accounts for which portfolio counselor is a manager (assets of other accounts in billions)3
High-Income Bond Fund
David C. Barclay	3	$94.3	3	$1.57	13	$4.75
David A. Daigle	3	$61.4	None		None
Marcus B. Linden	1	$17.0	None		None
Mortgage Fund
Fergus N. MacDonald	3	$11.4	None		None
Wesley K.-S. Phoa	5	$54.9	2	$0.28	6	$3.14
U.S. Government/AAA-Rated Securities Fund
Kevin Adams	2	$7.6	1	$0.13	47	$1.39
Thomas H. Hogh	5	$64.3	1	$0.13	1	$0.09
Fergus N. MacDonald	3	$7.7	None		None
Wesley K.-S. Phoa	5	$51.2	2	$0.28	6	$3.14

1 Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount.

2 Represents funds advised or sub-advised by Capital Research and Management Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount.

3 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.

4 The advisory fee of one of these accounts (representing $0.36 billion in total assets) is based partially on its investment results.

5 The advisory fee of one of these accounts (representing $0.10 billion in total assets) is based partially on its investment results.

6 The advisory fee of one of these accounts (representing $0.36 billion in total assets) is based partially on its investment results.

7 The advisory fee of one of these accounts (representing $0.09 billion in total assets) is based partially on its investment results.

Investment Advisory and Service Agreement — The Investment Advisory and Service Agreements (the “Agreements”) between the Series and the investment adviser will continue in effect until December 31, 2012, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable Series, and (b) the vote of a majority of trustees who are not parties to the Agreements or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements provide that the investment adviser has no liability to the Series for its acts or omissions in the performance of its obligations to the Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreements. The Agreements also provide that either party has the right to terminate them, without penalty, upon 60 days’ written notice to the other party, and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940 Act). In addition, the Agreements provide that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the Series’ board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

As compensation for its services, the investment adviser receives a monthly fee that is accrued daily, calculated at the annual rates of:

Global Discovery Fund: .58% on the first $500 million of net assets, plus .48% on net assets greater than $500 million but not exceeding $1.0 billion, plus .44% on net assets in excess of $1.0 billion;

Global Growth Fund: .69% on the first $600 million of net assets, plus .59% on net assets greater than $600 million but not exceeding $1.2 billion, plus .53% on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus .50% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus .48% on net assets greater than $3.0 billion but not exceeding $5.0 billion; plus .46% on net assets in excess of $5.0 billion;

Global Small Capitalization Fund: .80% on the first $600 million of net assets, plus .74% on net assets greater than $600 million but not exceeding $1.0 billion, plus .70% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus .67% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus .65% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus .635% on net assets in excess of $5.0 billion;

Growth Fund: .50% on the first $600 million of net assets, plus .45% on net assets greater than $600 million but not exceeding $1.0 billion, plus .42% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus .37% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus .35% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus .33% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus .315% on net assets greater than $8.0 billion but not exceeding $13.0 billion, plus .30% on net assets greater than $13.0 billion but not exceeding $21.0 billion, plus .29% on net assets greater than $21.0 billion but not exceeding $27.0 billion, plus .285% on net assets greater than $27.0 billion but not exceeding $34.0 billion, plus .28% on net assets in excess of $34.0 billion;

International Fund: .69% on the first $500 million of net assets, plus .59% on net assets greater than $500 million but not exceeding $1.0 billion, plus .53% on net assets greater than

$1.0 billion but not exceeding $1.5 billion, plus .50% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus .48% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus .47% on net assets greater than $4.0 billion but not exceeding $6.5 billion, plus .46% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus .45% on net assets greater than $10.5 billion but not exceeding $17.0 billion, plus .44% on net assets greater than $17.0 billion but not exceeding $21.0 billion, plus .43% on net assets in excess of $21.0 billion;

New World Fund: .85% on the first $500 million of net assets, plus .77% on net assets greater than $500 million but not exceeding $1.0 billion, plus .71% on net assets greater than $1.0 billion but not exceeding $1.5 billion, plus .66% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus .62% on net assets in excess of $2.5 billion;

Blue Chip Income and Growth Fund: .50% on the first $600 million of net assets, plus .45% on net assets greater than $600 million but not exceeding $1.5 billion, plus .40% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus .38% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus .37% on net assets in excess of $4.0 billion;

Global Growth and Income Fund: .69% on the first $600 million of net assets, plus .59% on net assets greater than $600 million but not exceeding $1.2 billion, plus .53% on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus .50% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus .48% on net assets in excess of $3.0 billion;

Growth-Income Fund: .50% on the first $600 million of net assets, plus .45% on net assets greater than $600 million but not exceeding $1.5 billion, plus .40% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus .32% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus .285% on net assets greater than $4.0 billion but not exceeding $6.5 billion, plus .256% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus .242% on net assets greater than $10.5 billion but not exceeding $13.0 billion, plus .235% on net assets greater than $13.0 billion but not exceeding $17.0 billion, plus .23% on net assets greater than $17.0 billion but not exceeding $21.0 billion, plus .225% on net assets greater than $21.0 billion but not exceeding $27.0 billion, plus .222% on net assets greater than $27.0 billion but not exceeding $34.0 billion, plus .219% on net assets in excess of $34.0 billion;

International Growth and Income Fund: .69% on the first $500 million of net assets, plus .59% on net assets greater than $500 million but not exceeding $1.0 billion, plus .53% on net assets in excess of $1.0 billion;

Asset Allocation Fund: .50% on the first $600 million of net assets, plus .42% on net assets greater than $600 million but not exceeding $1.2 billion, plus .36% on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus .32% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus .28% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus .26% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus .25% on net assets in excess of $8.0 billion;

Global Balanced Fund: .66% on the first $500 million of net assets, plus .57% on net assets greater than $500 million but not exceeding $1.0 billion, plus .51% on net assets in excess of $1.0 billion;

Bond Fund: .48% on the first $600 million of net assets, plus .44% on net assets greater than $600 million but not exceeding $1.0 billion, plus .40% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus .38% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus .36% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus .34% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus .33% on net assets in excess of $8.0 billion;

Global Bond Fund: .57% on the first $1.0 billion of net assets plus .50% on net assets in excess of $1.0 billion;

High-Income Bond Fund: .50% on the first $600 million of net assets, plus .46% on net assets greater than $600 million but not exceeding $1.0 billion, plus .44% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus .42% on net assets in excess of $2.0 billion;

Mortgage Fund: .42% on the first $600 million of net assets, plus .36% on net assets greater than $600 million but not exceeding $1.0 billion, plus .32% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus .30% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus .29% on net assets in excess of $3.0 billion.

U.S. Government/AAA-Rated Securities Fund: .42% on the first $600 million of net assets, plus .36% on net assets greater than $600 million but not exceeding $1.0 billion, plus .32% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus .30% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus .29% on net assets in excess of $3.0 billion; and

Cash Management Fund: .32% on the first $1.0 billion of net assets, plus .29% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus .27% on net assets in excess of $2.0 billion.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative functions of the Series, and provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies  and postage used at the office of the Series relating to the services furnished by the investment adviser. Subject to the expense agreement described below, the Series will pay all expenses not expressly assumed by the investment adviser, including, but not limited to: registration and filing fees of federal and state agencies; blue sky expenses (if any); expenses of shareholders' meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to trustees unaffiliated with the investment adviser; association dues; and costs of stationary and forms prepared exclusively for the Series.

The investment adviser’s total fees for the fiscal years ended December 31, 2011, 2010 and 2009 were:

	Fiscal year ended
	2011	2010	2009
Global Discovery Fund	$1,458,000	$1,295,000	$1,063,000
Global Growth Fund	27,891,000	26,876,000	23,377,000
Global Small Capitalization Fund	26,096,000	24,432,000	18,901,000
Growth Fund	86,558,000	82,059,000	69,008,000
International Fund	47,532,000	45,915,000	38,935,000
New World Fund	17,530,000	15,648,000	12,223,000
Blue Chip Income and Growth Fund	18,180,000	16,226,000	13,233,000
Global Growth and Income Fund	12,848,000	12,484,000	10,803,000
Growth-Income Fund	64,952,000	65,149,000	56,835,000
International Growth and Income Fund	1,594,000	1,151,000	417,000
Asset Allocation Fund	32,917,000	29,920,000	25,476,000
Global Balanced Fund	279,000	N/A	N/A
Bond Fund	36,584,000	33,985,000	26,317,000
Global Bond Fund	11,290,000	8,603,000	5,945,000
High-Income Bond Fund	9,026,000	8,328,000	6,760,000
Mortgage Fund	121,000	N/A	N/A
U.S. Government/ AAA-Rated Securities Fund	12,281,000	11,652,000	8,397,000
Cash Management Fund	1,966,000	2,303,000	3,299,000

For the period ended December 31, 2010, the investment adviser voluntarily reduced management fees for U.S. Government/AAA-Rated Securities Fund by $672,000 to the rates provided by its amended Agreement. For the period ended December 31, 2009, the investment adviser voluntarily reduced management fees for Bond Fund by $6,000 to the rates provided by its amended Agreement.

Administrative services — The investment adviser and its affiliates provide certain administrative services for shareholders of the fund’s Class 1, 2 and 3 shares. Services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

These services are provided pursuant to an Administrative Services Agreement (the “Administrative Agreement”) between the fund and the investment adviser relating to the fund’s Class 1, 2 and 3 shares. The Administrative Agreement will continue in effect until December 31, 2012, unless sooner renewed or terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of the members of the fund’s board who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent board members. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser receives an administrative services fee at the annual rate of .01% of the average daily net assets of the fund. Administrative services fees are paid monthly and accrued daily.

Prior to January 1, 2012, the fund was not subject to an administrative services fee and therefore, no administrative services fees were paid in the fund’s fiscal year ended December 31, 2011.

Plans of distribution — The Series has adopted plans of distribution (the “Plans”) for its Class 2 and Class 3 shares, pursuant to rule 12b-1 under the 1940 Act. As required by rule 12b-1, the Plans have been approved by a majority of the entire board of trustees, and separately by a majority of the trustees who are not “interested persons” of the Series and who have no direct or indirect financial interest in the operation of the Plans. Potential benefits of the Plans to the Series include improved shareholder services, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of trustees who are not “interested persons” of the Series is committed to the discretion of the trustees who are not “interested persons” during the existence of the Plans. The Plans are reviewed quarterly and must be renewed annually by the board of trustees.

Under the Plans, the Series will pay to insurance company contract issuers 0.25% of each fund’s average net assets annually (Class 2 shares) or 0.18% of each fund’s average net assets annually (Class 3 shares) to finance any distribution activity which is primarily intended to benefit the Class 2 and Class 3 shares of the Series, respectively, provided that the board of trustees of the Series has approved the categories of expenses for which payment is being made. Payments made pursuant to the Plans will be used by insurance company contract issuers to pay a continuing annual service fee to dealers on the value of all variable annuity and variable life contract payments for account-related services provided to existing shareholders. During the fiscal year ended December 31, 2011, the Series incurred distribution expenses for Class 2 shares of $173,690,000 and Class 3 shares of $1,019,000, payable to certain life insurance companies under the Plan. Accrued and unpaid distribution expenses were $13,488,000 for Class 2 shares and $76,000 for Class 3 shares.

Compensation to insurance companies —American Funds Distributors, Inc., at its expense, currently makes payments to certain of the insurance companies listed below that use the Series as the underlying investment in insurance contracts. These payments generally cover expenses associated with education and training meetings sponsored by American Funds Distributors, Inc. for insurance company sales forces.

AEGON, N.V.
AIG SunAmerica Life Assurance Company
Great-West Life & Annuity Insurance Company
Hartford Life Insurance Company
ING Life Insurance and Annuity Company
Jackson National Life Insurance Company
John Hancock Life Insurance Company (U.S.A.)
The Lincoln National Life Insurance Company
Massachusetts Mutual Life Insurance Company
Metropolitan Life Insurance Company
Nationwide Mutual Insurance Company
New York Life Insurance and Annuity Corporation
Pacific Life Insurance Company
Protective Life Insurance Company
Sun Life Assurance Company (U.S.A.)
Travelers Insurance Company
Transamerica Financial Life Insurance Company

American Funds Distributors, Inc. receives a marketing expense allowance from certain of the insurance companies listed above. These payments generally cover expenses associated with the education and training efforts that American Funds Distributors, Inc. provides to each insurance company sales force. Payments are up to 0.16% of sales in a given calendar year.

Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the Series‘ portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the Series‘ portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality and reliability of the executions and the broker-dealer’s ability to offer liquidity and anonymity. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms rather than on a trade-by-trade basis. The Series does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser’s research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the Series and other funds and accounts that it advises; however, not all such services will necessarily benefit the Series.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged - including on an execution-only basis - for certain portfolio transactions in recognition of brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934. Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser’s overall responsibility to the Series and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.

In accordance with its internal brokerage allocation procedure, each equity investment division of the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from which it receives such services. Using its judgment, each equity investment division of the investment adviser provides its trading desks with information regarding the relative value of services provided by particular broker-dealers. Neither the investment adviser nor the Series incurs any obligation to any broker-dealer to pay for research by generating trading commissions. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm’s request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers in connection with its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c) the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time, (i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions will normally aggregate its respective purchases or sales and execute them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the Series and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser will normally aggregate such purchases or sales and execute them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the Series‘ portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the Series‘ portfolio transactions.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the contracts. The fund may incur additional fees in connection with the purchase or sale of certain contracts.

Brokerage commissions paid on portfolio transactions for the fiscal years ended December 31, 2011, 2010 and 2009 were:

	Fiscal year ended
	2011	2010	2009
Global Discovery Fund	$198,000	$210,000	$198,000
Global Growth Fund	3,434,000	2,946,000	4,054,000
Global Small Capitalization Fund	4,414,000	4,389,000	4,376,000
Growth Fund	11,275,000	12,414,000	13,528,000
International Fund	6,014,000	5,717,000	7,385,000
New World Fund	1,167,000	1,110,000	1,400,000
Blue Chip Income and Growth Fund	2,415,000	1,434,000	1,605,000
Global Growth and Income Fund	1,256,000	1,375,000	2,088,000
Growth-Income Fund	10,581,000	9,443,000	9,541,000
International Growth and Income Fund	258,000	179,000	109,000
Asset Allocation Fund	3,843,000	3,836,000	4,113,000
Global Balanced Fund	38,000	N/A	N/A

	Fiscal year ended
	2011	2010	2009
Bond Fund	28	12,000	199,000
Global Bond Fund	5	0	10,000
High-Income Bond Fund	15,000	45,000	28,000
Mortgage Fund	—	N/A	N/A

The increase in brokerage commissions paid by Global Growth Fund, International Fund, Blue Chip Income and Growth Fund and Growth-Income Fund during the 2011 fiscal year and by International Growth and Income Fund during the 2011 and 2010 fiscal years is attributable to an increase in the volume of commissionable trading activity for each fund during those periods. The decrease in brokerage commissions paid by Growth Fund and Bond Fund during the 2011 and 2010 fiscal years and by Global Growth Fund, International Fund and Global Growth and Income Fund during the 2010 fiscal year is attributable to a decrease in the volume of commissionable trading activity for each fund during those periods.

The Series is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the Series the largest amount of brokerage commissions by participating, directly or indirectly, in the Series’ portfolio transactions during the Series’ most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the Series during the Series’ most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the Series during the Series’ most recently completed fiscal year.

At the end of the Series’ most recently completed fiscal year, the Series’ regular broker-dealers included Citigroup Global Markets Inc., Credit Suisse Group, Deutsche Bank A.G., Goldman Sachs & Co.,  Morgan Stanley and UBS Financial Services Inc. At the end of the Series’ most recently completed fiscal year, the following funds held equity and/or debt securities of an affiliated company of such regular broker-dealers:

	Affiliated company of regular broker-dealer	Type of security	Amount
Global Discovery Fund	UBS AG	equity	$ 506,000
	Deutsche Bank A.G.	equity	1,646,000
Global Growth Fund	Citigroup Inc.	equity	18,417,000
	Goldman Sachs Group, Inc.	equity	24,868,000
Global Small Capitalization Fund	Deutsche Bank A.G.	debt	23,199,000
Growth Fund	Citigroup Inc.	equity	147,323,000
	Goldman Sachs Group, Inc.	equity	241,900,000
	Morgan Stanley	equity	45,390,000
International Fund	Credit Suisse Group AG	equity	77,810,000
	UBS AG	equity	23,185,000
	Deutsche Bank A.G.	equity	26,545,000
New World Fund	Citigroup Inc.	equity	2,631,000
Blue Chip Income and Growth Fund	Citigroup Inc.	equity	96,031,000
	Credit Suisse Group AG	equity	10,801,000
Global Growth and Income Fund	Citigroup Inc.	equity	8,025,000
	Goldman Sachs Group, Inc.	equity	4,992,000
Growth-Income Fund	Citigroup Inc.	equity	169,659,000
	UBS AG	equity	36,406,000
International Growth and Income Fund	Deutsche Bank A.G.	equity	514,000
Asset Allocation Fund	Citigroup Inc.	equity	65,775,000
	Goldman Sachs Group, Inc.	equity	153,731,000
	Goldman Sachs Group, Inc.	debt	4,837,000
	Morgan Stanley	debt	4,670,000

	Affiliated company of regular broker-dealer	Type of security	Amount
Global Balanced Fund	Goldman Sachs Group, Inc.	equity	181,000
	Citigroup Inc.	debt	205,000
	Goldman Sachs Group, Inc.	debt	209,000
	Credit Suisse Group AG	debt	59,000
	UBS AG	debt	104,000
Bond Fund	Citigroup Inc.	debt	51,904,000
	Goldman Sachs Group, Inc.	debt	19,156,000
	Morgan Stanley	debt	37,649,000
	UBS AG	debt	28,771,000
Global Bond Fund	Citigroup Inc.	debt	4,105,000
	Goldman Sachs Group, Inc.	debt	4,480,000
	Morgan Stanley	debt	5,061,000
	UBS AG	debt	4,376,000
High-Income Bond Fund	Citigroup Inc.	equity	3,177,000
U.S. Government/AAA-Rated Securities Fund	Citigroup Inc.	debt	9,763,000
	Goldman Sachs Group, Inc.	debt	7,853,000
	Morgan Stanley	debt	6,341,000

 Disclosure of portfolio holdings

The Series’ investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about the funds’ portfolio securities. These policies and procedures have been reviewed by the Series’ board of trustees and compliance will be periodically assessed by the board in connection with reporting from the Series’ chief compliance officer.

Under these policies and procedures, each fund’s (except Cash Management Fund) complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be provided to shareholders no earlier than the tenth day after such calendar quarter. In addition, each fund's list of top 10 equity portfolio holdings measured by percentage of net assets invested and other portfolio information, including, for example, asset allocation, geographic diversification and credit rating diversification, dated as of the end of each calendar month, is permitted to be provided to shareholders no earlier than the tenth day after such month. Cash Management Fund’s complete list of portfolio holdings, dated as of the end of each month, are posted on the fund’s website at americanfunds.com/afis within five business days after the end of the applicable month. This information will be available on the website for six months. Portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is made available to fund shareholders. Currently, this information is being provided to Lipper, Inc. Morningstar, Standard & Poor’s Fund Services, Overlap, Value Line, Bloomberg, Vickers Stock Research, Thomson Financial Research, Russell/Mellon Analytical Services and RBC Dain Rauscher. The Series’ custodian, outside counsel and auditor, each of which require such information for legitimate business and fund oversight purposes, may receive such information earlier.

Affiliated persons of the Series, including officers of the Series and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to preclear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Personal investment policy” section in this statement of additional information and the Code of Ethics. Third party service providers of the Series, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the Series, such persons will be bound by agreements (including confidentiality agreements) or fiduciary obligations that restrict and limit their use of the information to legitimate business uses only, and that include the duty not to trade on the information. Neither the Series nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to Board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the Series’ investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds’ portfolio securities is appropriate and in the best interest of Series shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the Code of Ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties (other than to Series service providers for legitimate business and Series oversight purposes) until such holdings have been provided to fund shareholders, helps reduce potential conflicts of interest between Series shareholders and the investment adviser and its affiliates.

Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the Series or its designee. Orders received by the Series or authorized designee after the time of the determination of the net asset value will be entered at the next calculated offering price.

The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1 p.m., the fund’s share price would still be determined as of 4 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management Company (other than American Funds Money Market Fund®) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. The pricing vendors base bond prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on vendor prices prior to calculation of the fund’s net asset value. When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by authority of the Series’ board. Subject to board oversight, the Series’ board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity holdings of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these fund’s net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities attributable to particular share classes, such as repurchases of fund shares, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that class.

Taxes and distributions

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code (“Code”) so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders would be taxed as dividend income to the extent of the fund’s earnings and profits.

The fund is subject to a set of asset diversification requirements applicable to insurance company separate accounts and their underlying funding vehicles. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, the fund must (a) be qualified as a "regulated investment company"; and (b) have either (i) no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (ii) no more than 55% of its total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S. government is treated as a separate issuer of securities. The Series intends to comply with these regulations. If the fund should fail to comply with these regulations, Contracts invested in the fund will not be treated as annuity, endowment or life insurance contracts under the Code.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund. For fund fiscal years beginning on or after December 22, 2010, capital losses may be carried forward indefinitely and retain their character as either short-term or long-term. Under prior law, net capital losses could be carried forward for eight tax years and were treated as short-term capital losses. The fund is required to use capital losses arising in fiscal years beginning on or after December 22, 2010 before using capital losses arising in fiscal years prior to December 22, 2010.

Tax consequences of investments in non-U.S. securities — Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

If the fund invests in stock of certain passive foreign investment companies (PFICs), the fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any previously recognized gains. Both gains and losses will be treated as ordinary income or loss, and the fund is required to distribute any resulting income. If the fund is unable to identify an investment as a PFIC security and thus does not make a timely mark-to-market election, the fund may be subject to adverse tax consequences.

General information

Custodian of assets — Securities and cash owned by all funds, including proceeds from the sale of shares of the funds and of securities in the funds’ portfolios, are held by State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111, as Custodian. Non-U.S. securities may be held by the Custodian in non-U.S. banks or securities depositories or foreign branches of U.S. banks.

Transfer agent services — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each insurance company’s separate account, processes purchases and redemptions of the funds’ shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service Company was paid a fee of $2,126 for Class 1 shares, $3,778 for Class 2 shares and $31 for Class 3 shares for the 2011 fiscal year.

Independent registered public accounting firm — PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the Series’ independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this statement of additional information from the annual report have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the Series’ independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Bingham McCutchen LLP, 355 South Grand Avenue, Suite 4400, Los Angeles, CA 90071, serves as independent legal counsel (“counsel”) for the Series and for trustees who are not interested persons (as defined by the 1940 Act) of the Series. A determination with respect to the independence of the Series’ counsel will be made at least annually by the independent trustees of the Series, as prescribed by the 1940 Act and the related rules.

Prospectuses and reports to shareholders — The Series’ fiscal year ends on December 31. Contract owners are provided updated prospectuses or summary prospectuses by their insurance provider annually and at least semiannually with reports showing the funds’ investment portfolios or summary investment portfolios, financial statements and other information. The Series’ annual financial statements are audited by the independent registered public accounting firm of PricewaterhouseCoopers LLP.

Code of ethics — The Series, Capital Research and Management Company and its affiliated companies have adopted codes of ethics that allow for personal investments, including securities in which the funds of the Series may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; a ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

Shareholder and trustee responsibility — Under the laws of certain states, including Massachusetts, where the Series was organized, and California, where the Series’ principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Series. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Series itself would be unable to meet its obligations. The declaration of trust contains an express disclaimer of shareholder liability for acts or obligations of the Series and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Series or trustees. The declaration of trust provides for indemnification out of Series property of any shareholder personally liable for the obligations of the Series and also provides for the Series to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the declaration of trust, the trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. The Series will provide indemnification to its trustees and officers as authorized by its by-laws and by the 1940 Act and the rules and regulations thereunder.

Registration statement — A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the 1940 Act with respect to the Series. The prospectus and this statement of additional information do not contain all information set forth in the registration statement, its amendments and exhibits, to which reference is made for further information concerning the Series. Statements contained in the prospectus and this statement of additional information as to the content of the Contracts issued through the separate accounts and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to the registration statements of the separate accounts and Contracts as filed with the Securities and Exchange Commission.

Authorized shares — The Series was organized as a Massachusetts business trust which permits each fund of the Series to issue an unlimited number of shares of beneficial interest of one or more classes.

Redemption of shares — While payment of redemptions normally will be in cash, the Series' declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the Series' board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other series shareholders.

Voting rights — Shareholders have one vote per share owned. In accordance with current laws, it is anticipated that an insurance company issuing a variable contract that participates in a fund will request voting instructions from variable contract owners and will vote shares or other voting interests in the separate account in accordance with voting instructions received, and will vote shares or other voting interests not received in proportion to the voting instructions received by all separate accounts. As a result of proportional voting, the vote of a small number of contract holders could determine the outcome of a shareholder vote

Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings, Inc.

Description of bond ratings

Moody’s
Long-term rating definitions

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

C
A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to D upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (–)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. ‘BBB’ ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB
Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
Highly speculative.

•
For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘R1’ (outstanding).

CCC

•	For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), or ‘R3’ (good) or ‘R4’ (average).

CC

•	For issuers and performing obligations, default of some kind appears probable.

•	For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘R4’ (average) or ‘R5’ (below average).

C

•	For issuers and performing obligations, default is imminent.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘R6’ (poor).

RD
Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D
Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

•	failure to make payment of principal and/or interest under the contractual terms of the rated obligation;

•	the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or

•
the distressed exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation to avoid an imminent or inevitable default.

The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, or categories below ‘B’.

Description of commercial paper ratings

Moody’s
Commercial paper ratings (highest three ratings)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

Standard & Poor’s
Commercial paper ratings (highest three ratings)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Financials
[logo – American Funds®]

American Funds Insurance Series®
Global Discovery FundSM
Investment portfolio

December 31, 2011

Common stocks — 80.23%	Shares	Value (000)

INFORMATION TECHNOLOGY — 21.03%
Apple Inc.1	20,700	$8,383
Google Inc., Class A1	8,000	5,167
Samsung Electronics Co. Ltd.2	4,000	3,681
ASML Holding NV	86,000	3,615
Visa Inc., Class A	30,000	3,046
Baidu, Inc., Class A (ADR)1	23,000	2,679
Mail.ru Group Ltd. (GDR)1	90,000	2,340
SINA Corp.1	45,000	2,340
Trimble Navigation Ltd.1	45,000	1,953
Gemalto NV	40,000	1,945
AAC Technologies Holdings Inc.	776,000	1,743
eBay Inc.1	55,000	1,668
Logitech International SA1	210,000	1,634
Yahoo! Inc.1	95,000	1,532
Autodesk, Inc.1	50,000	1,516
NetEase.com, Inc. (ADR)1	29,400	1,319
Cisco Systems, Inc.	70,000	1,266
Rovi Corp.1	40,000	983
Avid Technology, Inc.1	85,000	725
Digital River, Inc.1	48,000	721
		48,256

CONSUMER DISCRETIONARY — 14.42%
Groupon Inc., Class A1,2	316,556	5,551
Comcast Corp., Class A, special nonvoting shares	150,000	3,534
Comcast Corp., Class A	35,000	830
Paddy Power PLC	55,000	3,169
Daily Mail and General Trust PLC, Class A, nonvoting	500,000	3,104
Amazon.com, Inc.1	16,000	2,770
Las Vegas Sands Corp.1	55,000	2,350
Garmin Ltd.	50,000	1,990
Time Warner Inc.	50,000	1,807
John Wiley & Sons, Inc., Class A	40,000	1,776
Texas Roadhouse, Inc.	115,000	1,714
Tractor Supply Co.	20,000	1,403
Sky Deutschland AG1	585,000	1,065
Grupo Televisa, SAB, ordinary participation certificates (ADR)	44,000	927
CTC Media, Inc.	85,000	745
Virgin Media Inc.	8,700	186
OPAP SA	18,490	163
		33,084

HEALTH CARE — 12.48%
Alere Inc.1	142,000	3,279
Edwards Lifesciences Corp.1	45,000	3,181
Allergan, Inc.	35,000	3,071
Teva Pharmaceutical Industries Ltd. (ADR)	72,000	2,906
Forest Laboratories, Inc.1	95,200	2,881
Medco Health Solutions, Inc.1	45,000	2,516
Hologic, Inc.1	100,000	1,751
Illumina, Inc.1	55,000	1,676
Orthofix International NV1	45,000	1,585
Medtronic, Inc.	40,000	1,530
Integra LifeSciences Holdings Corp.1	32,000	987
Biogen Idec Inc.1	8,100	891
UCB SA	19,654	827
NuVasive, Inc.1	62,000	781
Richter Gedeon Nyrt	5,500	772
		28,634

FINANCIALS — 10.54%
Sampo Oyj, Class A	125,000	3,101
AIA Group Ltd.	711,000	2,220
State Street Corp.	50,000	2,016
Marsh & McLennan Companies, Inc.	60,000	1,897
Banco Santander, SA	227,056	1,725
Fifth Third Bancorp	130,000	1,654
Deutsche Bank AG	43,200	1,646
Longfor Properties Co. Ltd.	1,400,000	1,583
Assured Guaranty Ltd.	120,000	1,577
Aberdeen Asset Management PLC	470,000	1,547
Zions Bancorporation	80,000	1,302
IndusInd Bank Ltd.	250,000	1,063
HDFC Bank Ltd.	127,500	1,025
First American Financial Corp.	45,055	571
UBS AG1	42,538	506
Synovus Financial Corp.	295,900	417
Kotak Mahindra Bank Ltd.	42,725	346
		24,196

INDUSTRIALS — 6.14%
Ryanair Holdings PLC (ADR)1	186,400	5,193
AirAsia Bhd.	2,600,000	3,092
Verisk Analytics, Inc., Class A1	40,000	1,605
Serco Group PLC	205,000	1,509
JG Summit Holdings, Inc.2	2,490,000	1,433
Capita Group PLC	130,000	1,269
		14,101

UTILITIES — 5.15%
ENN Energy Holdings Ltd.	2,610,000	8,368
International Power PLC	350,000	1,833
SSE PLC	80,000	1,604
		11,805

TELECOMMUNICATION SERVICES — 3.45%
Crown Castle International Corp.1	90,000	4,032
MTN Group Ltd.	90,000	1,603
Millicom International Cellular SA (SDR)	12,200	1,222
Philippine Long Distance Telephone Co.2	9,100	530
Philippine Long Distance Telephone Co. (ADR)	9,100	524
		7,911

MATERIALS — 1.85%
Monsanto Co.	25,000	1,752
Ube Industries, Ltd.	475,000	1,302
Nitto Denko Corp.	33,600	1,202
		4,256

ENERGY — 0.66%
Schlumberger Ltd.	22,000	1,503

CONSUMER STAPLES — 0.28%
Wal-Mart de México, SAB de CV, Series V	237,200	650

MISCELLANEOUS — 4.23%
Other common stocks in initial period of acquisition		9,708

Total common stocks (cost: $174,155,000)		184,104

	Shares or
Convertible securities — 0.16%	principal amount

FINANCIALS — 0.12%
Synovus Financial Corp. 8.25% convertible preferred 2013, units	20,000	277

INDUSTRIALS — 0.04%
AMR Corp. 6.25% convertible notes 2014	$417,000	91

Total convertible securities (cost: $921,000)		368

	Principal amount
Bonds, notes & other debt instruments — 6.70%	(000)

BONDS & NOTES OF U.S. GOVERNMENT — 6.70%
U.S. Treasury 3.125% 2041	$1,975	2,065
U.S. Treasury 3.75% 2041	11,330	13,303

Total bonds, notes & other debt instruments (cost: $14,633,000)		15,368

Short-term securities — 12.73%

Chariot Funding, LLC 0.22% due 3/20/20123	6,031	6,029
Freddie Mac 0.03%–0.13% due 1/17–7/17/2012	4,800	4,798
Coca-Cola Co. 0.17% due 1/13/20123	3,000	3,000
Becton, Dickinson and Co. 0.10% due 1/4/2012	3,000	3,000
Straight-A Funding LLC 0.16% due 1/26/20123	3,000	3,000
Private Export Funding Corp. 0.13% due 2/14/20123	3,000	2,999
Fannie Mae 0.07% due 1/4/2012	2,600	2,600
NetJets Inc. 0.03% due 1/3/20123	2,000	2,000
John Deere Credit Ltd. 0.07% due 1/25/20123	1,800	1,800

Total short-term securities (cost: $29,226,000)		29,226

Total investment securities (cost: $218,935,000)		229,066
Other assets less liabilities		406

Net assets		$229,472

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $11,195,000, which represented 4.88% of the net assets of the fund. This amount includes $5,644,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $18,828,000, which represented 8.20% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts

Global Growth FundSM
Investment portfolio

December 31, 2011
Common stocks — 93.43%	Shares	Value (000)

CONSUMER DISCRETIONARY — 16.16%
Virgin Media Inc.	5,660,000	$121,011
Home Depot, Inc.	1,350,000	56,754
Amazon.com, Inc.1	326,000	56,431
Honda Motor Co., Ltd.	1,658,800	50,602
Toyota Motor Corp.	1,452,900	48,417
Burberry Group PLC	2,135,000	39,291
priceline.com Inc.1	64,500	30,167
Las Vegas Sands Corp.1	700,000	29,911
adidas AG	422,000	27,451
Hyundai Mobis Co., Ltd.2	105,500	26,881
NIKE, Inc., Class B	260,000	25,056
H & M Hennes & Mauritz AB, Class B	752,000	24,181
Apollo Group, Inc., Class A1	415,000	22,356
Naspers Ltd., Class N	487,500	21,329
Dongfeng Motor Group Co., Ltd., Class H	11,428,000	19,600
Daimler AG	440,000	19,316
CarMax, Inc.1	610,000	18,593
DIRECTV, Class A1	400,000	17,104
Harman International Industries, Inc.	440,000	16,738
Johnson Controls, Inc.	520,000	16,255
Mr Price Group Ltd.	1,564,976	15,470
Nikon Corp.	650,000	14,475
Industria de Diseño Textil, SA	166,700	13,653
Arcos Dorados SA, Class A	625,000	12,831
Suzuki Motor Corp.	600,000	12,410
Carphone Warehouse Group PLC	2,369,220	11,369
Expedia, Inc.	175,000	5,079
Time Warner Inc.	100,000	3,614
Multi Screen Media Private Ltd.1,2,3	16,148	1,234
		777,579

INFORMATION TECHNOLOGY — 14.10%
Apple Inc.1	274,000	110,970
Samsung Electronics Co. Ltd.2	66,045	60,782
Yahoo! Inc.1	3,330,200	53,716
Oracle Corp.	2,070,000	53,096
Texas Instruments Inc.	1,800,000	52,398
Taiwan Semiconductor Manufacturing Co. Ltd.	12,800,000	32,043
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,500,000	19,365
ASML Holding NV (New York registered)	840,489	35,124
ASML Holding NV	111,111	4,670
TE Connectivity Ltd.	1,266,250	39,013
Microsoft Corp.	1,492,500	38,745
ASM Pacific Technology Ltd.	3,222,100	36,156
Google Inc., Class A1	40,000	25,836
Altera Corp.	550,000	20,405
KLA-Tencor Corp.	412,921	19,923
Murata Manufacturing Co., Ltd.	240,000	12,332
TDK Corp.	270,000	11,962
Nintendo Co., Ltd.	75,000	10,329
Hon Hai Precision Industry Co., Ltd.	3,696,000	10,119
Infineon Technologies AG	1,275,000	9,597
Hewlett-Packard Co.	320,000	8,243
Canon, Inc.	168,200	7,452
First Solar, Inc.1	194,900	6,580
		678,856

FINANCIALS — 12.84%
Moody’s Corp.	2,529,900	85,207
Industrial and Commercial Bank of China Ltd., Class H	89,091,750	52,882
AIA Group Ltd.	13,454,200	42,009
AXA SA	3,086,463	40,126
Prudential PLC	3,853,747	38,213
Agricultural Bank of China, Class H	79,992,000	34,400
Housing Development Finance Corp. Ltd.	2,350,000	28,854
China Life Insurance Co. Ltd., Class H	11,240,000	27,787
Bank of Nova Scotia	538,000	26,843
Goldman Sachs Group, Inc.	275,000	24,868
Sumitomo Mitsui Financial Group, Inc.	733,000	20,418
Citigroup Inc.	700,000	18,417
CIMB Group Holdings Bhd.	7,500,000	17,603
East West Bancorp, Inc.	882,174	17,423
ICICI Bank Ltd.	1,325,000	17,082
Sanlam Ltd.	4,680,000	16,726
Berkshire Hathaway Inc., Class A1	140	16,066
HSBC Holdings PLC (United Kingdom)	1,995,228	15,216
QBE Insurance Group Ltd.	1,095,000	14,504
Wells Fargo & Co.	500,000	13,780
ACE Ltd.	190,000	13,323
Allianz SE	136,500	13,057
Bank of America Corp.	1,600,000	8,896
BDO Unibank, Inc.2	5,500,000	7,419
Chongqing Rural Commercial Bank Co., Ltd., Class H1	9,500,000	4,917
Ayala Land, Inc.2	5,034,500	1,752
		617,788

HEALTH CARE — 11.58%
Novo Nordisk A/S, Class B	1,070,700	123,041
UnitedHealth Group Inc.	1,090,000	55,241
Gilead Sciences, Inc.1	921,200	37,705
Novartis AG	580,000	33,159
Merck & Co., Inc.	810,000	30,537
Bristol-Myers Squibb Co.	750,000	26,430
Vertex Pharmaceuticals Inc.1	775,000	25,738
Aetna Inc.	585,000	24,681
Sonic Healthcare Ltd.	2,110,000	24,344
Edwards Lifesciences Corp.1	330,000	23,331
Celgene Corp.1	335,000	22,646
Bayer AG	349,300	22,333
UCB SA	515,020	21,670
Baxter International Inc.	390,000	19,297
Hospira, Inc.1	560,000	17,007
Roche Holding AG	90,000	15,254
Intuitive Surgical, Inc.1	27,000	12,501
Mindray Medical International Ltd., Class A (ADR)	435,000	11,153
Covance Inc.1	195,000	8,915
Pharmasset, Inc.1	17,000	2,180
		557,163

CONSUMER STAPLES — 11.35%
Unilever NV, depository receipts	2,200,000	75,654
Anheuser-Busch InBev NV	1,117,025	68,389
Nestlé SA	1,085,000	62,376
Pernod Ricard SA	575,439	53,370
Shoprite Holdings Ltd.	3,055,000	51,544
Procter & Gamble Co.	750,000	50,032
Philip Morris International Inc.	350,000	27,468
Coca-Cola Co.	330,000	23,090
Wal-Mart de México, SAB de CV, Series V (ADR)	800,000	21,912
SABMiller PLC	500,000	17,599
PepsiCo, Inc.	245,000	16,256
Tesco PLC	2,100,000	13,158
Kimberly-Clark de México, SAB de CV, Class A	2,300,000	12,404
Woolworths Ltd.	475,483	12,207
Avon Products, Inc.	695,800	12,156
Danone SA	150,430	9,456
British American Tobacco PLC	155,500	7,379
Wilmar International Ltd.	1,275,000	4,915
Japan Tobacco Inc.	840	3,951
Coca-Cola Hellenic Bottling Co. SA	180,000	3,087
		546,403

INDUSTRIALS — 8.12%
United Technologies Corp.	622,000	45,462
KBR, Inc.	1,623,000	45,233
Geberit AG	200,000	38,539
Ingersoll-Rand PLC	800,000	24,376
Union Pacific Corp.	222,000	23,519
Schneider Electric SA	430,000	22,640
IDEX Corp.	550,000	20,410
Siemens AG	196,157	18,772
Michael Page International PLC	3,026,000	16,391
Komatsu Ltd.	666,700	15,583
Boeing Co.	200,000	14,670
Actuant Corp., Class A	620,000	14,068
Qantas Airways Ltd.1	9,115,000	13,611
Marubeni Corp.	2,000,000	12,187
Masco Corp.	1,125,000	11,790
Eaton Corp.	250,000	10,882
Delta Air Lines, Inc.1	1,160,000	9,384
Ryanair Holdings PLC (ADR)1	313,100	8,723
Navistar International Corp.1	210,000	7,955
Vallourec SA	115,000	7,466
Vestas Wind Systems A/S1	505,439	5,456
Kubota Corp.	460,000	3,855
		390,972

ENERGY — 7.91%
Royal Dutch Shell PLC, Class B (ADR)	533,643	40,562
Royal Dutch Shell PLC, Class B	574,666	21,901
Oil Search Ltd.	6,960,000	44,492
INPEX CORP.	6,670	42,029
TOTAL SA	745,000	38,087
Chevron Corp.	340,000	36,176
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	1,000,000	24,850
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	380,000	8,926
Tenaris SA (ADR)	640,000	23,795
Canadian Natural Resources, Ltd.	611,400	22,896
Helmerich & Payne, Inc.	300,000	17,508
Technip SA	143,000	13,440
Transocean Ltd.	350,000	13,436
Imperial Oil Ltd.	257,928	11,492
Suncor Energy Inc.	370,000	10,671
Schlumberger Ltd.	150,000	10,246
		380,507

MATERIALS — 5.10%
Steel Dynamics, Inc.	3,400,000	44,710
Dow Chemical Co.	1,535,000	44,147
Sigma-Aldrich Corp.	485,000	30,293
Northam Platinum Ltd.	6,675,000	24,806
Newmont Mining Corp.	300,000	18,003
Akzo Nobel NV	338,100	16,348
Rio Tinto PLC	300,000	14,559
Potash Corp. of Saskatchewan Inc.	270,000	11,146
Holcim Ltd	177,272	9,484
Barrick Gold Corp.	200,000	9,050
Nitto Denko Corp.	200,000	7,156
FMC Corp.	83,000	7,141
First Quantum Minerals Ltd.	225,000	4,428
Alcoa Inc.	500,000	4,325
		245,596

TELECOMMUNICATION SERVICES — 3.99%
América Móvil, SAB de CV, Series L (ADR)	3,040,000	68,704
América Móvil, SAB de CV, Series L	16,370,000	18,558
SOFTBANK CORP.	1,405,000	41,382
Koninklijke KPN NV	1,528,000	18,283
AT&T Inc.	500,000	15,120
TalkTalk Telecom Group PLC	5,625,000	11,819
France Télécom SA	700,000	10,994
China Telecom Corp. Ltd., Class H	12,550,000	7,142
		192,002

UTILITIES — 1.16%
GDF SUEZ	1,122,805	30,691
CLP Holdings Ltd.	1,600,000	13,607
International Power PLC	2,200,000	11,521
		55,819

MISCELLANEOUS — 1.12%
Other common stocks in initial period of acquisition		53,741

Total common stocks (cost: $3,798,447,000)		4,496,426

	Principal amount	Value
Short-term securities — 6.59%	(000)	(000)

Private Export Funding Corp. 0.08%–0.18% due 1/3–2/28/20124	$37,700	$37,690
Federal Home Loan Bank 0.03%–0.16% due 2/10–5/16/2012	37,200	37,194
Québec (Province of) 0.11% due 1/17–3/14/20124	31,900	31,887
Straight-A Funding LLC 0.07%–0.19% due 1/5–2/22/20124	29,200	29,197
Freddie Mac 0.05%–0.08% due 7/10–8/20/2012	26,100	26,088
British Columbia (Province of) 0.13% due 4/25/2012	23,300	23,290
U.S. Treasury Bill 0.223% due 1/12/2012	22,600	22,600
National Rural Utilities Cooperative Finance Corp. 0.10% due 1/18/2012	20,100	20,099
Cisco Systems, Inc. 0.07% due 1/9/20124	16,300	16,300
Chariot Funding, LLC 0.18% due 1/27/20124	16,100	16,098
Province of Ontario 0.12% due 4/30/2012	15,600	15,570
Fannie Mae 0.012% due 3/14/2012	13,000	12,999
International Bank for Reconstruction and Development 0.05% due 2/27/2012	10,000	10,000
Coca-Cola Co. 0.13% due 5/3/20124	6,500	6,496
Thunder Bay Funding, LLC 0.22% due 1/20/20124	6,300	6,299
John Deere Credit Ltd. 0.07% due 1/25/20124	5,300	5,300

Total short-term securities (cost: $317,136,000)		317,107

Total investment securities (cost: $4,115,583,000)		4,813,533
Other assets less liabilities		(1,136)

Net assets		$4,812,397

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $98,068,000, which represented 2.04% of the net assets of the fund. This amount includes $96,834,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired 9/6/2000 to 4/18/2002 at a cost of $6,378,000) may be subject to legal or contractual restrictions on resale.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $149,267,000, which represented 3.10% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Global Small Capitalization FundSM
Investment portfolio

December 31, 2011

Common stocks — 77.57%	Shares	Value (000)

CONSUMER DISCRETIONARY — 16.24%
Galaxy Entertainment Group Ltd.1	27,238,000	$49,941
Melco Crown Entertainment Ltd. (ADR)1	3,277,763	31,532
Lions Gate Entertainment Corp.1	3,450,000	28,704
Delticom AG	246,500	21,279
Hankook Tire Co., Ltd.2	536,100	21,064
Liberty Media Corp., Class A1	264,387	20,635
Paddy Power PLC	356,000	20,510
John Wiley & Sons, Inc., Class A	435,796	19,349
Golden Eagle Retail Group Ltd.	7,845,000	16,586
Penske Automotive Group, Inc.	835,000	16,074
Minth Group Ltd.	16,792,000	15,762
zooplus AG, non-registered shares1	271,916	15,168
Modern Times Group MTG AB, Class B	309,400	14,782
Stella International Holdings Ltd.	6,645,500	14,443
CDON Group AB1	2,228,500	12,240
Cheil Worldwide Inc.2	713,500	11,782
Group 1 Automotive, Inc.	200,000	10,360
Mando Corp.2	57,600	10,350
CTC Media, Inc.	1,087,372	9,536
Minor International PCL	25,880,000	9,187
Siam Global House PCL	30,210,000	9,001
Entertainment One Ltd.1	2,800,000	8,957
Gourmet Master Co., Ltd.	1,333,300	8,939
AutoNation, Inc.1	200,000	7,374
Shopper’s Stop Ltd.	1,480,000	7,328
Brunswick Corp.	392,500	7,089
HT Media Ltd.	3,060,000	7,073
Parkson Retail Group Ltd.	5,635,500	6,908
Phorm, Inc.1,3,4	4,646,000	5,772
Phorm, Inc.1,4	250,000	334
Mood Media Corp.1,3	2,125,000	5,027
Mood Media Corp.1	284,000	672
Rightmove PLC	293,665	5,673
Mandarin Oriental International Ltd.	3,740,000	5,610
Churchill Downs Inc.	100,000	5,213
Hongkong and Shanghai Hotels, Ltd.	4,554,014	5,049
Francesca’s Holdings Corp.1	281,739	4,874
Ekornes ASA	293,100	4,803
Jumbo SA	938,830	4,617
Toll Corp.1	225,000	4,594
Fourlis1	2,241,820	4,149
Major Cineplex Group PCL	8,500,000	3,853
Hyundai Home Shopping Co., Ltd.2	28,600	3,302
Halfords Group PLC	700,000	3,142
Intercontinental Hotels Group PLC	173,562	3,119
P.F. Chang’s China Bistro, Inc.	100,000	3,091
Daily Mail and General Trust PLC, Class A, nonvoting	485,000	3,011
Boyd Gaming Corp.1	385,000	2,872
CFAO	80,000	2,710
Great Wall Motor Co. Ltd., Class H	1,845,000	2,694
POLYTEC Holding AG, non-registered shares1,2	364,350	2,594
RadioShack Corp.	239,833	2,329
Youngone Corp.2	70,000	1,691
Café de Coral Holdings Ltd.	626,000	1,435
Sky-mobi Ltd. (ADR)1	255,604	780
GEOX SpA	257,000	721
Cinema City International NV1	80,000	665
GAME Group PLC	2,968,219	346
Little Sheep Group Ltd.	241,000	200
Ten Alps PLC1	2,600,000	111
Pantaloon Retail (India) Ltd., Class B	51,860	81
Five Star Travel Corp.1,2,5	219,739	20
CEC Unet PLC1,2	14,911,148	—
		527,107

INDUSTRIALS — 11.58%
International Container Terminal Services, Inc.2	34,610,000	42,091
Intertek Group PLC	1,295,000	40,927
MSC Industrial Direct Co., Inc., Class A	423,800	30,323
Moog Inc., Class A1	512,100	22,497
Cebu Air, Inc.2	11,450,000	17,010
Blount International, Inc.1	1,125,000	16,335
AirAsia Bhd.	13,578,000	16,148
JVM Co., Ltd.1,2,4	411,500	15,429
Johnson Electric Holdings Ltd.	26,645,000	14,718
Herman Miller, Inc.	720,000	13,284
Goodpack Ltd.	10,490,000	11,161
Mills Estruturas e Serviços de Engenharia SA, ordinary nominative	1,041,700	9,885
Standard Parking Corp.1	430,200	7,688
Frigoglass SAIC	1,548,091	7,233
Lonrho PLC1	49,607,000	7,165
Prysmian SpA	525,000	6,520
Landstar System, Inc.	136,000	6,517
BELIMO Holding AG	3,450	6,226
Pipavav Defence and Offshore Engineering Co. Ltd.1	4,965,000	6,189
China Automation Group Ltd.	18,135,000	5,254
Watsco, Inc.	78,000	5,121
Pursuit Dynamics PLC1,4	4,757,900	4,951
Corrections Corporation of America1	241,900	4,926
S1 Corp.2	88,000	4,435
ITE Group PLC	1,280,000	4,055
Northgate PLC1	1,307,270	3,904
Houston Wire & Cable Co.	267,600	3,698
Carborundum Universal Ltd.	1,350,000	3,512
Haitian International Holdings Ltd.	3,790,000	3,260
Geberit AG	16,500	3,179
Hays PLC	3,180,000	3,166
Seco Tools AB, Class B	213,308	3,152
Pfeiffer Vacuum Technology AG, non-registered shares	32,000	2,801
MISUMI Group Inc.	119,800	2,752
Uponor Oyj	303,000	2,690
SATS Ltd.	1,250,000	2,072
Beacon Roofing Supply, Inc.1	95,000	1,922
Eveready Industries India Ltd.4	4,370,000	1,889
Douglas Dynamics, Inc.	125,000	1,826
3W Power SA1	358,370	1,438
Mobile Mini, Inc.1	80,211	1,400
Meyer Burger Technology AG1	83,000	1,299
TD Power Systems Ltd.1	308,921	1,292
Amtek Engineering Ltd.	2,609,000	1,187
Boer Power Holdings Ltd.	3,194,000	876
RPX Corp.1	60,600	767
Heidelberger Druckmaschinen AG, non-registered shares1	441,000	708
Ellaktor SA	423,457	663
Aker Philadelphia Shipyard ASA1,3	110,800	68
American Shipping Co. ASA1	131,538	21
		375,630

INFORMATION TECHNOLOGY — 10.35%
AAC Technologies Holdings Inc.	15,391,100	34,561
Kingboard Chemical Holdings Ltd.	11,066,500	32,772
Kingboard Laminates Holdings Ltd.	55,176,509	25,149
Hittite Microwave Corp.1	469,900	23,204
Bankrate, Inc.1	966,270	20,775
Delta Electronics (Thailand) PCL	24,482,800	16,839
Elster Group SE (ADR)1	1,041,100	13,534
Power Integrations, Inc.	375,000	12,435
Semtech Corp.1	471,000	11,690
Rovi Corp.1	474,550	11,664
Angie’s List, Inc.1	678,280	10,920
Infotech Enterprises Ltd.	4,918,984	10,194
Cirrus Logic, Inc.1	505,600	8,014
AOL Inc.1	467,909	7,065
Liquidity Services, Inc.1	185,806	6,856
Hana Microelectronics PCL	11,370,000	6,811
Spectris PLC	340,000	6,806
VTech Holdings Ltd.	645,000	6,461
Monster Worldwide, Inc.1	770,000	6,106
RealPage, Inc.1	237,300	5,997
SciQuest, Inc.1	403,900	5,764
DTS, Inc.1	207,681	5,657
OBIC Co., Ltd.	29,230	5,594
Quantum Corp.1	2,210,000	5,304
Demand Media, Inc.1	767,900	5,107
Kingdee International Software Group Co. Ltd.	18,746,400	5,045
FormFactor, Inc.1	962,000	4,868
OpenTable, Inc.1	92,789	3,631
Halma PLC	682,500	3,502
Tripod Technology Corp.	1,312,240	3,164
Immersion Corp.1	563,300	2,918
Jabil Circuit, Inc.	135,000	2,654
China High Precision Automation Group Ltd.2	19,890,000	1,719
Playtech Ltd.	285,000	1,248
OnMobile Global Ltd.1	940,000	1,124
HSW International, Inc.1	190,216	654
HSW International, Inc.1,2,5	67,431	166
		335,972

HEALTH CARE — 8.98%
BioMarin Pharmaceutical Inc.1	869,800	29,904
Illumina, Inc.1	706,400	21,531
ZOLL Medical Corp.1	328,977	20,785
Volcano Corp.1	786,767	18,717
athenahealth, Inc.1	326,002	16,013
Hill-Rom Holdings, Inc.	428,771	14,445
NuVasive, Inc.1	1,070,400	13,476
Orthofix International NV1	376,600	13,268
VCA Antech, Inc.1	665,000	13,134
Fleury SA, ordinary nominative	1,050,500	12,052
JSC Pharmstandard (GDR)1	806,865	11,377
Integra LifeSciences Holdings Corp.1	284,290	8,765
Cadence Pharmaceuticals, Inc.1	2,194,500	8,668
ABIOMED, Inc.1	467,175	8,629
Hikma Pharmaceuticals PLC	881,000	8,483
Endo Pharmaceuticals Holdings Inc.1	226,658	7,826
Apollo Hospitals Enterprise Ltd.	635,000	6,758
Mauna Kea Technologies SA1	490,000	6,748
Emergent BioSolutions Inc.1	400,000	6,736
QRxPharma Ltd.1	4,129,927	6,378
CFR Pharmaceuticals SA1	25,750,000	6,052
ArthroCare Corp.1	166,600	5,278
Savient Pharmaceuticals, Inc.1	1,949,291	4,347
Merck Ltd.1	370,857	4,177
Fisher & Paykel Healthcare Corp. Ltd.	2,115,000	4,149
EGIS Nyrt.	42,300	3,075
Hologic, Inc.1	140,000	2,451
Alere Inc.1	102,500	2,367
Myriad Genetics, Inc.1	106,100	2,222
STENTYS SA1	91,666	1,791
Invacare Corp.	113,500	1,735
		291,337

MATERIALS — 7.47%
African Minerals Ltd.1	4,987,000	34,077
Kenmare Resources PLC1	32,658,159	23,330
Kenmare Resources PLC1,3	7,047,991	5,035
Allied Gold Mining PLC (CDI) (AUD denominated)1	6,340,045	14,007
Allied Gold Mining PLC1	3,383,333	7,619
OCI Materials Co., Ltd.2	200,000	13,882
Ube Industries, Ltd.	4,430,000	12,144
Midas Holdings Ltd.	27,091,000	6,893
Midas Holdings Ltd. (HKD denominated)	11,900,000	2,835
Cline Mining Corp.1	6,123,179	9,677
Time Technoplast Ltd.4	11,888,000	9,514
Jaguar Mining Inc.1	1,267,900	8,089
Sirius Minerals PLC1	18,934,910	7,793
FUCHS PETROLUB AG	177,213	6,907
Symrise AG	250,000	6,672
Eastern Platinum Ltd.1	8,975,000	4,757
Eastern Platinum Ltd.1,3	2,840,000	1,505
Cheil Industries Inc.2	69,500	6,128
International Petroleum Ltd.1	39,894,353	6,121
Arkema SA	75,000	5,310
Sylvania Platinum Ltd.1	15,000,000	4,979
Hummingbird Resources PLC1	2,500,000	4,620
Ausgold Ltd.1	5,000,000	4,603
African Petroleum Corp. Ltd.1	10,090,909	4,128
China Forestry Holdings Co., Ltd.1,2	26,858,000	4,115
AK Steel Holding Corp.1	455,000	3,758
Chu Kong Petroleum and Natural Gas Steel Pipe Holdings Ltd.	12,030,000	3,191
Mineral Deposits Ltd.1	362,484	1,883
Mineral Deposits Ltd. (CAD denominated)1	217,200	1,075
SOL SpA	520,000	2,759
Vicat S.A.	48,000	2,746
Sika AG, non-registered shares	1,450	2,732
Rusoro Mining Ltd.1,3	12,500,000	1,104
Rusoro Mining Ltd.1	13,030,432	1,151
Mwana Africa PLC1,3	30,000,000	1,987
Mwana Africa PLC1	192,500	13
J.K. Cement Ltd.	962,049	1,830
China Shanshui Cement Group Ltd.	2,279,000	1,517
Engro Corp. Ltd.	1,128,600	1,164
Hard Creek Nickel Corp.1	2,995,650	559
Orsu Metals Corp.1	588,231	64
		242,273

ENERGY — 6.78%
InterOil Corp.1	1,206,235	61,675
Comstock Resources, Inc.1	1,327,000	20,303
Kodiak Oil & Gas Corp.1	2,100,000	19,950
Exillon Energy PLC1	4,439,000	17,310
Cimarex Energy Co.	249,000	15,413
Progress Energy Resources Corp.	1,160,000	15,076
Ophir Energy PLC1	3,235,000	14,509
BPZ Resources, Inc.1	3,337,953	9,480
Circle Oil PLC1	22,687,000	7,091
Amerisur Resources PLC1	23,617,360	6,143
Canadian Overseas Petroleum Ltd.1,3,4	8,000,000	2,709
Canadian Overseas Petroleum Ltd.1,4	6,720,000	2,276
Tethys Petroleum Ltd.1	8,112,100	4,141
Tethys Petroleum Ltd. (GBP denominated)1	763,450	365
Trap Oil Group PLC1,3,4	11,800,000	4,352
Providence Resources PLC1	1,250,000	3,970
Gulf Keystone Petroleum Ltd.1,3	1,250,000	3,688
Goodrich Petroleum Corp.1	210,000	2,883
Wildhorse Energy Ltd.1,4	16,227,016	2,490
LNG Energy Ltd.1,3	16,500,000	2,024
Aurelian Oil & Gas PLC1	6,980,000	1,816
Dockwise Ltd.1	90,000	1,448
Heritage Oil Ltd.1	331,500	991
		220,103

FINANCIALS — 4.91%
National Financial Partners Corp.1	1,273,700	17,220
Starwood Property Trust, Inc.	655,000	12,124
Banco Cruzeiro do Sul SA, preferred nominative	1,313,800	9,685
East West Bancorp, Inc.	473,392	9,350
PT Summarecon Agung Tbk	68,157,000	9,321
Colony Financial, Inc.	565,000	8,876
BS Financial Group Inc.1,2	814,000	7,806
Portfolio Recovery Associates, Inc.1	104,000	7,022
Siam Future Development PCL, nonvoting depository receipt	28,310,400	5,653
Siam Future Development PCL	5,300,000	1,058
Airesis SA1,4	3,294,151	5,155
SVB Financial Group1	107,600	5,131
ARA Asset Management Ltd.	5,407,600	5,107
Banco Pine SA, preferred nominative	615,000	4,369
PT Agung Podomoro Land Tbk1	108,989,000	4,207
TISCO Financial Group PCL	3,400,000	4,095
Sampath Bank Ltd.1	2,363,231	4,046
Banco ABC Brasil SA, preferred nominative	594,000	3,971
Assured Guaranty Ltd.	275,000	3,613
Banco Daycoval SA, preferred nominative	707,100	3,564
Zions Bancorporation	201,765	3,285
Old Republic International Corp.	350,000	3,244
Savills PLC	603,000	3,068
Frasers Centrepoint Trust	2,752,000	3,055
First American Financial Corp.	239,540	3,035
Punjab & Sind Bank	2,425,000	2,749
Paraná Banco SA, preferred nominative	382,280	2,201
First Southern Bancorp, Inc.1,2,5	232,830	2,000
Gruppo MutuiOnline SpA	316,633	1,397
Mahindra Lifespace Developers Ltd.	220,356	986
Bao Viet Holdings	462,777	902
Islamic Arab Insurance Co. (Salama)1,2	5,775,000	900
Synovus Financial Corp.	607,200	856
Hellenic Exchanges SA	89,537	335
		159,386

UTILITIES — 2.96%
ENN Energy Holdings Ltd.	22,239,700	71,301
Energy World Corp. Ltd.1	9,625,757	6,744
Equatorial Energia SA, ordinary nominative	870,000	5,910
Hyflux Ltd	5,778,000	5,368
Greenko Group PLC1	1,850,000	3,462
Ratchaburi Electricity Generating Holding PCL	2,300,000	3,207
		95,992

CONSUMER STAPLES — 2.27%
Brazil Pharma SA, ordinary nominative1	3,434,600	15,652
Kernel Holding SA1	572,000	11,512
Strauss Group Ltd.2	639,083	7,866
Super Group Ltd.	6,420,000	6,509
Fresh Market, Inc.1	118,428	4,725
Ralcorp Holdings, Inc.1	53,300	4,557
HITEJINRO CO., LTD.2	194,854	4,267
Real Nutriceutical Group Ltd.	11,996,000	3,923
Petra Foods Ltd.	2,630,000	3,751
Sundrug Co., Ltd.	97,500	2,954
Raia Drogasil SA, ordinary nominative	344,700	2,397
Engro Foods Ltd.1,2,3	8,500,000	2,008
FANCL Corp.	100,000	1,366
Godrej Consumer Products Ltd.	183,281	1,331
Milkiland NV1	200,000	811
Synutra International, Inc.1	13,710	69
		73,698

TELECOMMUNICATION SERVICES — 1.26%
Leap Wireless International, Inc.1	1,450,000	13,470
Telephone and Data Systems, Inc.	415,000	10,745
Telephone and Data Systems, Inc., special common shares	95,000	2,262
tw telecom inc.1	290,000	5,620
MetroPCS Communications, Inc.1	592,339	5,141
Total Access Communication PCL	1,602,200	3,530
		40,768

MISCELLANEOUS — 4.77%
Other common stocks in initial period of acquisition		154,735

Total common stocks (cost: $2,479,641,000)		2,517,001

		Value
Preferred securities — 0.09%	Shares	(000)

FINANCIALS — 0.09%
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	111,560	$2,817

Total preferred securities (cost: $2,108,000)		2,817

Rights & warrants — 0.03%

ENERGY — 0.02%
Canadian Overseas Petroleum Ltd., warrants, expire 20131,2,3,4	4,000,000	481
Leni Gas & Oil PLC, warrants, expire 20131,2,3	12,750,000	1
		482

INDUSTRIALS — 0.01%
Goodpack Ltd., warrants, expire 20121	988,000	457

INFORMATION TECHNOLOGY — 0.00%
Kingboard Chemical Holdings Ltd., warrants, expire 20121	732,600	27

MATERIALS — 0.00%
Duluth Exploration Ltd., warrants, expire 20131,2	24,060	5
Rusoro Mining Ltd., warrants, expire 20121,2,3	4,500,000	—
Rusoro Mining Ltd., warrants, expire 20121,2	755,882	—
		5

Total rights & warrants (cost: $2,973,000)		971

	Shares or
Convertible securities — 0.19%	principal amount

FINANCIALS — 0.11%
First Southern Bancorp, Inc., Series C, convertible preferred1,2,5	398	1,295
National Financial Partners Corp. 4.00% convertible notes 2017	$1,000,000	1,237
Synovus Financial Corp. 8.25% convertible preferred 2013, units	80,000	1,110
		3,642

INFORMATION TECHNOLOGY — 0.06%
Quantum Corp. 3.50% convertible notes 2015	$2,100,000	2,016

MISCELLANEOUS — 0.02%
Other convertible securities in initial period of acquisition		480

Total convertible securities (cost: $6,496,000)		6,138

	Principal amount
Bonds, notes & other debt instruments — 4.13%	(000)

BONDS & NOTES OF U.S. GOVERNMENT — 3.54%
U.S. Treasury 3.125% 2041	$44,050	46,063
U.S. Treasury 3.75% 2041	58,480	68,663
		114,726

FINANCIALS — 0.31%
First Niagara Financial Group, Inc. 7.25% 2021	3,900	3,999
Synovus Financial Corp. 4.875% 2013	2,375	2,280
Synovus Financial Corp. 5.125% 2017	1,285	1,092
Zions Bancorporation 6.00% 2015	2,790	2,787
		10,158

TELECOMMUNICATION SERVICES — 0.28%
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 20153	6,725	6,473
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20153	2,850	2,743
		9,216

Total bonds, notes & other debt instruments (cost: $127,966,000)		134,100

Short-term securities — 17.21%

International Bank for Reconstruction and Development 0.05%–0.08% due 1/5–6/4/2012	99,800	99,787
Freddie Mac 0.05%–0.15% due 1/9–6/11/2012	91,400	91,387
National Australia Funding (Delaware) Inc. 0.145%–0.28% due 1/23–4/2/20123	54,700	54,695
Fannie Mae 0.055%–0.23% due 1/23–7/16/2012	49,900	49,881
Federal Home Loan Bank 0.06%–0.085% due 5/23–6/20/2012	45,600	45,571
Federal Farm Credit Banks 0.05%–0.11% due 5/10–8/6/2012	36,300	36,289
Credit Suisse New York Branch 0.24% due 1/25/2012	31,900	31,895
U.S. Treasury Bill 0.07% due 5/24/2012	30,000	29,997
Variable Funding Capital Company LLC 0.21% due 2/22/20123	27,500	27,490
Deutsche Bank Financial LLC 0.30% due 1/4/2012	23,200	23,199
Bank of Nova Scotia 0.065% due 1/13/20123	16,700	16,700
Procter & Gamble Co. 0.17% due 1/6/20123	15,500	15,500
Private Export Funding Corp. 0.08% due 1/3/20123	15,400	15,400
British Columbia (Province of) 0.13% due 4/9/2012	10,700	10,697
Straight-A Funding LLC 0.19% due 1/27/20123	10,021	10,020

Total short-term securities (cost: $558,492,000)		558,508

Total investment securities (cost: $3,177,676,000)		3,219,535
Other assets less liabilities		25,153

Net assets		$3,244,688
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $183,530,000, which represented 5.66% of the net assets of the fund. This amount includes $171,720,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $184,782,000, which represented 5.69% of the net assets of the fund.

4Represents an affiliated company as defined under the Investment Company Act of 1940.

5Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets
First Southern Bancorp, Inc.	12/17/2009	$4,913	$2,000	.06%
First Southern Bancorp, Inc., Series C, convertible preferred	12/17/2009	398	1,295	.04
HSW International, Inc.	12/17/2007	2,075	166	.01
Five Star Travel Corp.	12/17/2007	55	20	.00
Total restricted securities		$7,441	$3,481	.11%

Key to abbreviations

ADR = American Depositary Receipts	AUD = Australian dollars	GBP = British pounds
CDI = CREST Depository Interest	CAD = Canadian dollars	HKD = Hong Kong dollars
GDR = Global Depositary Receipts

Growth FundSM
Investment portfolio

December 31, 2011

Common stocks — 89.56%	Shares	Value (000)

CONSUMER DISCRETIONARY — 18.52%
Chipotle Mexican Grill, Inc.1	1,366,400	$461,488
Amazon.com, Inc.1	2,604,000	450,752
Wynn Macau, Ltd.	178,400,800	447,920
Home Depot, Inc.	10,306,000	433,264
lululemon athletica inc.1,2	7,400,000	345,284
CarMax, Inc.1	10,342,500	315,239
Johnson Controls, Inc.	6,499,100	203,162
Tiffany & Co.	2,953,000	195,666
Las Vegas Sands Corp.1	3,030,000	129,472
NIKE, Inc., Class B	1,255,000	120,944
Starbucks Corp.	2,500,000	115,025
DIRECTV, Class A1	2,670,000	114,169
Liberty Media Corp., Class A1	1,443,939	112,700
Time Warner Inc.	2,733,333	98,783
Groupon Inc., Class A1,3	5,064,896	88,816
Harman International Industries, Inc.	2,245,000	85,400
Wynn Resorts, Ltd.	688,200	76,039
Sirius XM Radio Inc.1	41,250,000	75,075
Comcast Corp., Class A	3,145,000	74,568
Marriott International, Inc., Class A	2,514,430	73,346
Lowe’s Companies, Inc.	2,246,000	57,004
Virgin Media Inc.	2,420,000	51,740
Best Buy Co., Inc.	2,100,000	49,077
Industria de Diseño Textil, SA	570,000	46,683
Shaw Communications Inc., Class B, nonvoting	2,218,000	44,072
Expedia, Inc.	1,245,000	36,130
Penn National Gaming, Inc.1	763,000	29,047
Time Warner Cable Inc.	430,000	27,335
Shimano Inc.	550,000	26,725
Toyota Motor Corp.	765,000	25,493
Swatch Group Ltd, non-registered shares	47,000	17,588
Naspers Ltd., Class N	398,000	17,413
Sands China Ltd.1	5,850,000	16,533
Ford Motor Co.1	1,400,000	15,064
WMS Industries Inc.1	693,000	14,220
Burberry Group PLC	675,000	12,422
		4,503,658

INFORMATION TECHNOLOGY — 14.89%
Apple Inc.1	2,480,000	1,004,400
Google Inc., Class A1	1,103,000	712,428
ASML Holding NV (New York registered)	2,400,000	100,296
ASML Holding NV	2,250,000	94,569
Fidelity National Information Services, Inc.	5,403,263	143,673
Texas Instruments Inc.	4,770,000	138,855
EMC Corp.1	6,000,000	129,240
First Solar, Inc.1	3,074,895	103,808
FLIR Systems, Inc.	4,080,800	102,306
International Business Machines Corp.	500,000	91,940
Linear Technology Corp.	2,810,000	84,384
Oracle Corp.	3,155,000	80,926
Arm Holdings PLC	8,525,000	78,377
VeriSign, Inc.1	2,023,400	72,276
Compuware Corp.1	8,600,000	71,552
Samsung Electronics Co. Ltd.3	74,750	68,793
KLA-Tencor Corp.	1,400,000	67,550
Avago Technologies Ltd.	2,335,700	67,408
Dolby Laboratories, Inc., Class A1	2,166,221	66,091
NetApp, Inc.1	1,429,984	51,866
Rackspace Hosting, Inc.1	1,160,000	49,892
Taiwan Semiconductor Manufacturing Co. Ltd.	17,023,000	42,615
Visa Inc., Class A	407,028	41,326
Yahoo! Inc.1	2,465,000	39,760
TE Connectivity Ltd.	1,079,125	33,248
Broadcom Corp., Class A	856,000	25,132
Automatic Data Processing, Inc.	400,000	21,604
Lender Processing Services, Inc.	1,211,815	18,262
Mail.ru Group Ltd. (GDR)1	500,000	13,000
Zynga Inc., Class B1,3	605,884	4,846
		3,620,423

ENERGY — 12.65%
Concho Resources Inc.1	3,115,000	292,031
Suncor Energy Inc.	9,389,417	270,784
Core Laboratories NV	2,000,000	227,900
Pacific Rubiales Energy Corp.	11,213,900	206,171
MEG Energy Corp.1	4,590,000	187,295
Noble Energy, Inc.	1,845,000	174,150
Apache Corp.	1,740,000	157,609
Denbury Resources Inc.1	9,810,800	148,143
Murphy Oil Corp.	2,636,000	146,931
Oceaneering International, Inc.	3,000,000	138,390
Newfield Exploration Co.1	3,350,000	126,395
FMC Technologies, Inc.1	2,000,000	104,460
Oasis Petroleum Inc.1	3,570,000	103,851
Southwestern Energy Co.1	3,075,000	98,215
Rosetta Resources Inc.1	2,135,000	92,872
Cobalt International Energy, Inc.1	4,990,000	77,445
Royal Dutch Shell PLC, Class B (ADR)	1,000,000	76,010
Crescent Point Energy Corp.	1,700,000	74,925
Devon Energy Corp.	1,100,000	68,200
Pioneer Natural Resources Co.	675,000	60,399
Laricina Energy Ltd.1,3,4	1,403,000	58,530
Talisman Energy Inc.	4,000,000	51,000
Canadian Natural Resources, Ltd.	1,290,000	48,308
Cimarex Energy Co.	740,000	45,806
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	1,600,000	39,760
		3,075,580

FINANCIALS — 12.14%
Wells Fargo & Co.	17,988,296	495,757
Berkshire Hathaway Inc., Class A1	2,515	288,609
Goldman Sachs Group, Inc.	2,675,000	241,900
Fairfax Financial Holdings Ltd.	224,100	96,632
Fairfax Financial Holdings Ltd. (CAD denominated)	215,000	92,228
American Express Co.	4,000,000	188,680
Onex Corp.	4,600,500	149,835
Citigroup Inc.	5,599,500	147,323
Aon Corp.	2,430,000	113,724
Agricultural Bank of China, Class H	261,494,000	112,455
Bank of America Corp.	20,000,000	111,200
XL Group PLC	5,500,000	108,735
ACE Ltd.	1,393,000	97,677
JPMorgan Chase & Co.	2,790,200	92,774
Jefferies Group, Inc.	6,287,500	86,453
YES BANK Ltd.	17,080,000	76,805
Marsh & McLennan Companies, Inc.	2,300,000	72,726
PNC Financial Services Group, Inc.	1,145,447	66,058
Morgan Stanley	3,000,000	45,390
Toronto-Dominion Bank	515,000	38,566
ICICI Bank Ltd. (ADR)	1,385,000	36,606
AMP Ltd.	8,486,711	35,328
Laurentian Bank of Canada	630,000	29,578
Hancock Holding Co.	865,000	27,654
Bank of Nova Scotia	535,000	26,694
Bond Street Holdings LLC, Class A1,3,4	1,625,000	25,529
Sterling Financial Corp.1,5	1,221,592	20,401
MB Financial, Inc.	1,026,500	17,553
Old National Bancorp	636,316	7,413
New York Community Bancorp, Inc.	200,000	2,474
		2,952,757

HEALTH CARE — 9.13%
Intuitive Surgical, Inc.1	1,097,000	507,922
Edwards Lifesciences Corp.1	2,430,000	171,801
Grifols, SA, Class A1	8,770,000	147,557
Grifols, SA, Class B1	877,000	9,535
Pharmasset, Inc.1	1,160,600	148,789
UnitedHealth Group Inc.	2,680,000	135,822
Celgene Corp.1	1,880,000	127,088
Gilead Sciences, Inc.1	3,085,000	126,269
Hospira, Inc.1	4,150,000	126,036
Incyte Corp.1,2	7,910,000	118,729
Allergan, Inc.	1,250,000	109,675
Baxter International Inc.	1,930,000	95,496
PT Kalbe Farma Tbk	236,313,500	88,609
Vertex Pharmaceuticals Inc.1	2,660,200	88,345
Regeneron Pharmaceuticals, Inc.1	1,571,961	87,134
Merck & Co., Inc.	1,624,230	61,234
Bristol-Myers Squibb Co.	720,000	25,373
Aveta Inc.1,3,4	2,843,000	24,166
Dendreon Corp.1	1,600,000	12,160
Human Genome Sciences, Inc.1	1,000,000	7,390
		2,219,130

INDUSTRIALS — 8.20%
Stericycle, Inc.1	3,390,000	264,149
Boeing Co.	3,065,000	224,818
Union Pacific Corp.	1,770,000	187,514
Rockwell Collins, Inc.	2,256,900	124,965
PACCAR Inc	2,760,000	103,417
Lockheed Martin Corp.	1,125,000	91,012
CSX Corp.	4,155,000	87,504
United Continental Holdings, Inc.1	4,150,000	78,310
Air Lease Corp., Class A1,5	3,183,448	75,480
C.H. Robinson Worldwide, Inc.	1,000,000	69,780
Aggreko PLC	2,131,247	66,759
W.W. Grainger, Inc.	310,000	58,029
Cummins Inc.	630,000	55,453
General Electric Co.	3,000,000	53,730
MTU Aero Engines Holding AG	737,629	47,199
General Dynamics Corp.	690,000	45,823
MSC Industrial Direct Co., Inc., Class A	630,000	45,076
Meggitt PLC	7,991,289	43,784
Iron Mountain Inc.	1,358,900	41,854
Spirit AeroSystems Holdings, Inc., Class A1	2,003,600	41,635
Precision Castparts Corp.	220,000	36,254
Ingersoll-Rand PLC1	940,000	28,642
Global Ports Investments PLC (GDR)5	1,400,000	19,600
Global Ports Investments PLC (GDR)	600,000	8,400
Honeywell International Inc.	515,000	27,990
Fastenal Co.	590,000	25,730
Grafton Group PLC, units	7,866,000	24,301
Graco Inc.	420,000	17,174
		1,994,382

MATERIALS — 7.92%
Newmont Mining Corp.	5,487,695	329,317
Barrick Gold Corp.	7,250,000	328,063
Potash Corp. of Saskatchewan Inc.	6,118,212	252,560
FMC Corp.	2,000,000	172,080
Gold Fields Ltd.	8,000,000	123,480
Celanese Corp., Series A	2,675,000	118,422
Dow Chemical Co.	4,044,900	116,331
Praxair, Inc.	1,050,000	112,245
Cliffs Natural Resources Inc.	1,460,000	91,031
Rio Tinto PLC	1,638,500	79,518
LyondellBasell Industries NV, Class A	2,030,000	65,955
Walter Energy, Inc.	1,000,000	60,560
CRH PLC	1,922,619	38,221
HudBay Minerals Inc.	3,000,000	29,860
Mitsui Chemicals, Inc.	2,398,000	7,321
		1,924,964

CONSUMER STAPLES — 3.98%
Philip Morris International Inc.	3,030,000	237,794
Costco Wholesale Corp.	2,090,000	174,139
PepsiCo, Inc.	1,965,000	130,378
Estée Lauder Companies Inc., Class A	685,000	76,939
AMOREPACIFIC Corp.3	82,000	74,922
Kerry Group PLC, Class A	2,000,000	73,216
CVS/Caremark Corp.	1,385,000	56,480
Diageo PLC	2,500,000	54,607
Procter & Gamble Co.	690,000	46,030
Altria Group, Inc.	1,498,953	44,444
		968,949

TELECOMMUNICATION SERVICES — 1.41%
CenturyLink, Inc.	4,160,000	154,752
América Móvil, SAB de CV, Series L (ADR)	3,990,000	90,174
American Tower Corp.	1,150,000	69,011
Telephone and Data Systems, Inc., special common shares	1,190,000	28,334
		342,271

UTILITIES — 0.16%
KGen Power Corp.1,2,3,4	3,166,128	25,171
RRI Energy, Inc.1	5,696,500	14,868
		40,039

MISCELLANEOUS — 0.56%
Other common stocks in initial period of acquisition		135,647

Total common stocks (cost: $16,588,607,000)		21,777,800

	Principal amount
Short-term securities — 10.54%	(000)

Freddie Mac 0.06%–0.15% due 1/17–8/21/2012	$660,600	660,427
Fannie Mae 0.07%–0.19% due 1/18–11/19/2012	613,400	613,121
Federal Home Loan Bank 0.03%–0.19% due 2/10–12/5/2012	399,600	399,331
Straight-A Funding LLC 0.14%–0.19% due 1/3–2/24/20125	207,580	207,558
Chariot Funding, LLC 0.18%–0.25% due 1/27–4/3/20125	146,000	145,975
Jupiter Securitization Co., LLC 0.19% due 1/19/20125	35,500	35,496
Merck & Co. Inc. 0.06%–0.07% due 1/27–2/9/20125	129,500	129,494
Federal Farm Credit Banks 0.05%–0.19% due 5/17–9/12/2012	86,600	86,560
Procter & Gamble Co. 0.08% due 1/25–2/14/20125	49,300	49,297
Procter & Gamble International Funding S.C.A. 0.06% 1/5/20125	30,000	30,000
Coca-Cola Co. 0.10%–0.14% due 2/2–2/22/20125	63,900	63,893
NetJets Inc. 0.03%–0.08% due 1/3–1/13/20125	31,800	31,798
Becton, Dickinson and Co. 0.10% due 1/4/2012	29,700	29,699
Private Export Funding Corp. 0.08%–0.18% due 1/3–2/28/20125	28,700	28,697
Google Inc. 0.05% due 1/9/20125	25,000	25,000
John Deere Credit Ltd. 0.08% due 1/19/20125	12,000	11,999
U.S. Treasury Bill 0.046% due 5/10/2012	9,300	9,299
IBM Corp. 0.05% due 1/18/20125	5,500	5,500
Emerson Electric Co. 0.06% due 1/3/20125	500	500

Total short-term securities (cost: $2,563,132,000)		2,563,644

Total investment securities (cost: $19,151,739,000)		24,341,444
Other assets less liabilities		(25,451)

Net assets		$24,315,993

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Represents an affiliated company as defined under the Investment Company Act of 1940.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $370,773,000, which represented 1.52% of the net assets of the fund. This amount includes $143,715,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

4Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets
Laricina Energy Ltd.	6/21/2011	$61,323	$58,530	.24%
Bond Street Holdings LLC, Class A	8/6/2010	34,125	25,529	.11
KGen Power Corp.	12/6/2006	28,495	25,171	.10
Aveta Inc.	12/21/2005	38,381	24,166	.10
Total restricted securities		$162,324	$133,396	.55%

5Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $880,688,000, which represented 3.62% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
CAD = Canadian dollars

International FundSM
Investment portfolio

December 31, 2011

Common stocks — 90.38%	Shares	Value (000)

FINANCIALS — 14.38%
AIA Group Ltd.	37,831,700	$118,124
Bank of China Ltd., Class H	228,632,800	84,193
Credit Suisse Group AG1	3,311,613	77,810
Sberbank of Russia (ADR)	7,484,000	74,241
Itaú Unibanco Holding SA, preferred nominative (ADR)	3,839,556	71,262
Ping An Insurance (Group) Co. of China, Ltd., Class H	10,356,000	68,270
Prudential PLC	6,570,265	65,150
BNP Paribas SA	1,633,219	64,154
Housing Development Finance Corp. Ltd.	4,845,000	59,489
Banco Bradesco SA, preferred nominative	3,382,636	55,765
China Construction Bank Corp., Class H	60,840,200	42,458
China Taiping Insurance Holdings Co. Ltd.1	21,635,000	40,113
Erste Bank der oesterreichischen Sparkassen AG2	2,218,240	39,078
ICICI Bank Ltd.	2,595,595	33,463
Resona Holdings, Inc.	6,980,000	30,742
Sino Land Co. Ltd.	19,262,251	27,430
Deutsche Bank AG	696,795	26,545
Sun Hung Kai Properties Ltd.	2,085,000	26,134
UBS AG1	1,947,941	23,185
Barclays PLC	7,805,000	21,339
HSBC Holdings PLC (Hong Kong)	2,500,000	18,992
Samsung Card Co., Ltd.2	447,930	15,169
CapitaMalls Asia Ltd.	16,401,000	14,289
China Pacific Insurance (Group) Co., Ltd., Class H	4,392,800	12,500
Industrial and Commercial Bank of China Ltd., Class H	19,969,950	11,854
Chongqing Rural Commercial Bank Co., Ltd., Class H1	22,613,000	11,705
Shinhan Financial Group Co., Ltd.2	319,000	11,074
Woori Finance Holdings Co., Ltd.2	1,224,930	10,062
Hana Financial Holdings2	320,000	9,890
Deutsche Börse AG1	187,085	9,809
Sampo Oyj, Class A	390,000	9,676
AXA SA	683,312	8,884
Société Générale	382,375	8,515
Longfor Properties Co. Ltd.	6,570,500	7,428
State Bank of India	240,000	7,317
HDFC Bank Ltd.	865,000	6,953
Kotak Mahindra Bank Ltd.	548,916	4,450
Agricultural Bank of China, Class H	8,100,000	3,484
PT Bank Negara Indonesia (Persero) Tbk	1,874,000	785
		1,231,781

HEALTH CARE — 12.03%
Novartis AG	5,544,613	316,987
Bayer AG	3,172,401	202,831
Teva Pharmaceutical Industries Ltd. (ADR)	3,938,000	158,938
Merck KGaA	972,655	96,970
Mindray Medical International Ltd., Class A (ADR)	3,750,000	96,150
JSC Pharmstandard (GDR)1	3,650,300	51,469
JSC Pharmstandard (GDR)1,3	307,300	4,333
Terumo Corp.	700,000	32,967
Sinopharm Group Co. Ltd., Class H	9,010,000	21,647
UCB SA	500,000	21,038
Richter Gedeon Nyrt	137,000	19,242
Essilor International	112,000	7,907
		1,030,479

INDUSTRIALS — 11.24%
Ryanair Holdings PLC (ADR)1	5,551,700	154,670
SMC Corp.	693,900	111,969
Legrand SA	2,916,500	93,801
Atlas Copco AB, Class A	2,172,000	46,709
Atlas Copco AB, Class B	1,245,500	23,672
Jardine Matheson Holdings Ltd.	1,113,600	52,395
Schneider Electric SA	928,850	48,904
ASSA ABLOY AB, Class B	1,865,000	46,774
Marubeni Corp.	7,675,000	46,766
Bureau Veritas SA	641,348	46,733
Samsung Engineering Co., Ltd.2	259,000	45,569
BAE Systems PLC	8,907,684	39,440
Serco Group PLC	3,815,000	28,083
European Aeronautic Defence and Space Co. EADS NV	890,514	27,834
Hutchison Port Holdings Trust3	30,339,000	18,810
Siemens AG	180,000	17,225
Brambles Ltd.	2,020,000	14,793
Wolseley PLC	408,208	13,516
China Merchants Holdings (International) Co., Ltd.	4,358,539	12,655
Fiat Industrial SpA1	1,300,000	11,147
Geberit AG1	50,500	9,731
Aggreko PLC	310,428	9,724
AB Volvo, Class B	650,000	7,112
Qantas Airways Ltd.1	4,600,000	6,869
KONE Oyj, Class B	130,000	6,747
Kühne + Nagel International AG	55,000	6,177
SGS SA	3,700	6,125
Komatsu Ltd.	260,000	6,077
Daikin Industries, Ltd.	108,300	2,966
		962,993

CONSUMER DISCRETIONARY — 10.95%
Hyundai Motor Co.2	586,300	108,963
Daimler AG	2,282,000	100,182
British Sky Broadcasting Group PLC	8,719,500	99,191
Li & Fung Ltd.	47,012,000	87,044
Industria de Diseño Textil, SA	650,254	53,256
PT Astra International Tbk	6,360,000	51,904
Belle International Holdings Ltd.	25,700,000	44,804
Honda Motor Co., Ltd.	1,302,000	39,718
adidas AG	580,000	37,728
NEXT PLC	805,000	34,217
Kia Motors Corp.2	577,000	33,561
Yamada Denki Co., Ltd.	441,220	30,038
Shangri-La Asia Ltd.	17,230,000	29,728
Maruti Suzuki India Ltd.	1,684,132	29,122
Marks and Spencer Group PLC	5,786,400	27,947
SES SA, Class A (FDR)	948,281	22,761
Techtronic Industries Co. Ltd.	19,019,000	19,566
Cie. Générale des Établissements Michelin, Class B	321,934	19,031
WPP PLC	1,590,000	16,680
Nissan Motor Co., Ltd.	1,800,000	16,183
Bayerische Motoren Werke AG	205,000	13,733
Multi Screen Media Private Ltd.1,2,4	82,217	6,284
Reed Elsevier PLC	706,000	5,690
Swatch Group Ltd, non-registered shares	10,500	3,929
OPAP SA	429,330	3,795
Kesa Electricals PLC	3,173,300	3,317
		938,372

INFORMATION TECHNOLOGY — 10.70%
Samsung Electronics Co. Ltd.2	278,350	256,168
Canon, Inc.	3,073,900	136,183
NetEase.com, Inc. (ADR)1	2,569,735	115,253
Murata Manufacturing Co., Ltd.	1,253,000	64,384
HOYA Corp.	2,840,600	61,189
ASML Holding NV	923,500	38,816
Delta Electronics, Inc.	15,575,867	37,038
MediaTek Inc.	3,996,101	36,623
HTC Corp.	1,911,000	31,367
ZTE Corp.	8,950,000	28,060
SAP AG	336,000	17,764
Nokia Corp.	3,400,000	16,599
Ibiden Co., Ltd.	730,000	14,435
Infineon Technologies AG	1,754,000	13,203
Rohm Co., Ltd.	234,000	10,914
Hon Hai Precision Industry Co., Ltd.	3,825,000	10,472
Tokyo Electron Ltd.	175,000	8,901
Compal Electronics, Inc.	7,026,136	7,008
Hirose Electric Co., Ltd.	70,200	6,156
Keyence Corp.	24,000	5,787
		916,320

CONSUMER STAPLES — 9.17%
Anheuser-Busch InBev NV	2,436,414	149,168
Anheuser-Busch InBev NV, VVPR STRIPS1,2	1,189,792	2
Nestlé SA	2,423,800	139,343
Imperial Tobacco Group PLC	3,200,000	121,010
Danone SA	990,306	62,252
Pernod Ricard SA	579,960	53,789
L’Oréal SA	376,000	39,272
L’Oréal SA, bonus shares2	136,000	14,205
Asahi Group Holdings, Ltd.	1,985,300	43,590
Wilmar International Ltd.	10,019,000	38,622
Koninklijke Ahold NV	2,768,000	37,276
British American Tobacco PLC	612,000	29,041
Tesco PLC	3,318,357	20,791
SABMiller PLC	379,600	13,361
Wesfarmers Ltd.	430,304	12,983
Wm Morrison Supermarkets PLC	2,180,000	11,044
		785,749

TELECOMMUNICATION SERVICES — 7.09%
América Móvil, SAB de CV, Series L (ADR)	7,509,000	169,703
MTN Group Ltd.	7,474,900	133,089
SOFTBANK CORP.	2,275,000	67,006
Millicom International Cellular SA (SDR)	514,700	51,567
Philippine Long Distance Telephone Co.2	689,500	40,130
TeliaSonera AB	4,035,000	27,422
Hellenic Telecommunications Organization SA	6,910,000	25,756
Bharti Airtel Ltd.	3,587,800	23,207
Axiata Group Bhd.	13,700,000	22,214
OJSC Mobile TeleSystems (ADR)	1,199,100	17,603
Koninklijke KPN NV	1,100,200	13,164
Vodafone Group PLC	3,726,250	10,353
Turkcell Iletisim Hizmetleri AS1	1,250,000	5,861
Bayan Telecommunications Holdings Corp., Class A1,2,4	43,010	—
Bayan Telecommunications Holdings Corp., Class B1,2,4	14,199	—
		607,075

MATERIALS — 6.13%
Linde AG	814,600	121,191
ArcelorMittal	4,803,500	87,845
Syngenta AG1	170,200	49,830
Svenska Cellulosa AB SCA, Class B	3,015,000	44,686
Nitto Denko Corp.	1,091,200	39,043
PT Semen Gresik (Persero) Tbk	30,896,000	39,014
CRH PLC	1,686,701	33,531
Grasim Industries Ltd.	417,566	19,569
Givaudan SA	19,832	18,897
BASF SE	210,000	14,647
Akzo Nobel NV	300,000	14,506
LG Chem, Ltd.2	51,880	14,407
Amcor Ltd.	1,400,000	10,324
Vicat S.A.	169,110	9,675
POSCO2	24,900	8,247
		525,412

ENERGY — 5.27%
BP PLC	29,414,802	210,362
Royal Dutch Shell PLC, Class B	2,003,000	76,336
Royal Dutch Shell PLC, Class A	372,000	13,553
OAO Gazprom (ADR)	4,260,000	45,412
Eni SpA	1,525,000	31,599
Reliance Industries Ltd.	1,785,000	23,292
INPEX CORP.	1,600	10,082
PTT PCL	1,000,000	10,079
Canadian Natural Resources, Ltd.	240,000	8,987
China National Offshore Oil Corp.	4,850,000	8,480
Nexen Inc.	445,000	7,080
Woodside Petroleum Ltd.	193,450	6,059
		451,321

UTILITIES — 2.75%
Power Grid Corp. of India Ltd.	58,601,640	110,461
GDF SUEZ	1,473,941	40,290
SSE PLC	1,566,800	31,413
GAIL (India) Ltd.	2,350,000	16,977
ENN Energy Holdings Ltd.	4,780,000	15,325
International Power PLC	2,830,000	14,820
CEZ, a s	160,700	6,393
		235,679

MISCELLANEOUS — 0.67%
Other common stocks in initial period of acquisition		57,426

Total common stocks (cost: $7,273,234,000)		7,742,607

	Principal amount	Value
Bonds, notes & other debt instruments — 0.16%	(000)	(000)

FINANCIALS — 0.16%
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	€7,000	$9,153
Barclays Bank PLC, Series RCI, junior subordinated 14.00% (undated)5	£2,535	4,468

Total bonds, notes & other debt instruments (cost: $13,837,000)		13,621

Short-term securities — 9.38%

Federal Home Loan Bank 0.075%–0.18% due 3/23–10/18/2012	$168,400	168,343
Fannie Mae 0.07%–0.12% due 1/19–10/1/2012	138,100	138,061
Variable Funding Capital Company LLC 0.21% due 1/6–2/22/20123	60,000	59,991
Thunder Bay Funding, LLC 0.20%–0.23% due 1/17–1/23/20123	35,300	35,295
Old Line Funding, LLC 0.13% due 1/13/20123	20,000	19,999
Bank of Nova Scotia 0.29% due 1/3/2012	50,000	50,001
Federal Farm Credit Banks 0.10% due 5/3/2012	50,000	49,991
Freddie Mac 0.05%–0.15% due 6/1–7/10/2012	48,200	48,184
American Honda Finance Corp. 0.14% due 1/4/2012	40,000	39,999
Private Export Funding Corp. 0.14% due 4/10/20123	30,000	29,962
Roche Holdings, Inc. 0.06% due 1/17/20123	25,000	24,999
Credit Suisse New York Branch 0.24% due 1/23/2012	21,000	20,997
Chariot Funding, LLC 0.18% due 2/3/20123	20,000	19,997
BHP Billiton Finance (USA) Limited 0.15% due 1/24/20123	20,000	19,995
Google Inc. 0.04% due 1/20/20123	19,600	19,600
Barclays U.S. Funding Corp. 0.09% due 1/3/2012	18,000	18,000
Province of Ontario 0.09% due 3/13/2012	17,000	16,985
Toronto-Dominion Holdings USA Inc. 0.07% due 1/10/20123	12,200	12,200
Abbott Laboratories 0.07% due 1/9/20123	6,600	6,600
Johnson & Johnson 0.04% due 4/3/20123	4,600	4,599

Total short-term securities (cost: $803,747,000)		803,798

Total investment securities (cost: $8,090,818,000)		8,560,026
Other assets less liabilities		6,982

Net assets		$8,567,008

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $613,645,000, which represented 7.16% of the net assets of the fund. This amount includes $593,154,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $276,380,000, which represented 3.23% of the net assets of the fund.

4Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	dates	(000)	(000)	assets
Multi Screen Media Private Ltd.	9/6/2000–4/18/2002	$32,519	$6,284	.07%
Bayan Telecommunications Holdings Corp., Class A	2/11/1998–8/31/1998	104	—	.00
Bayan Telecommunications Holdings Corp., Class B	2/11/1998–8/31/1998	34	—	.00
Total restricted securities		$32,657	$6,284	.07%

5Coupon rate may change periodically.

Key to abbrevations and symbols

ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts
€ = Euros
£ = British pounds

New World Fund®
Investment portfolio

December 31, 2011

Common stocks — 78.02%	Shares	Value (000)

CONSUMER STAPLES — 16.08%
Shoprite Holdings Ltd.	1,980,000	$33,407
Nestlé SA	575,000	33,056
OJSC Magnit (GDR)	1,195,000	25,286
OJSC Magnit (GDR)1	64,500	1,365
Anheuser-Busch InBev NV	383,700	23,492
Tesco PLC	3,222,418	20,190
SABMiller PLC	562,500	19,799
Wal-Mart de México, SAB de CV, Series V (ADR)	629,000	17,228
Wal-Mart de México, SAB de CV, Series V	570,000	1,562
British American Tobacco PLC	393,000	18,649
Coca-Cola Co.	259,500	18,157
Pernod Ricard SA	159,600	14,802
Unilever NV, depository receipts	354,500	12,191
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	300,000	10,827
Procter & Gamble Co.	160,000	10,674
PepsiCo, Inc.	150,000	9,952
Grupo Modelo, SAB de CV, Series C	1,515,000	9,607
Grupo Nutresa SA	827,458	9,305
Olam International Ltd.	4,580,829	7,523
Olam International Ltd.1	299,070	491
Kimberly-Clark de México, SAB de CV, Class A	1,300,000	7,011
Grupo Comercial Chedraui, SAB de CV, Class B	2,755,300	6,926
China Yurun Food Group Ltd.	5,019,000	6,591
United Breweries Ltd.	874,904	6,325
United Spirits Ltd.	580,142	5,374
Japan Tobacco Inc.	1,040	4,891
Avon Products, Inc.	232,200	4,057
Tingyi (Cayman Islands) Holding Corp.	1,320,000	4,011
Wilmar International Ltd.	1,000,000	3,855
Danone SA	51,872	3,261
		349,865

CONSUMER DISCRETIONARY — 10.70%
Truworths International Ltd.	3,047,000	27,875
Toyota Motor Corp.	632,300	21,071
Naspers Ltd., Class N	406,200	17,772
McDonald’s Corp.	175,000	17,558
Wynn Macau, Ltd.	6,849,200	17,197
Bayerische Motoren Werke AG	240,000	16,078
Golden Eagle Retail Group Ltd.	7,000,000	14,799
Honda Motor Co., Ltd.	455,000	13,880
Swatch Group Ltd	95,000	6,331
Swatch Group Ltd, non-registered shares	10,450	3,910
Tata Motors Ltd.	3,000,000	10,095
Parkson Holdings Bhd.	5,365,726	9,580
Dongfeng Motor Group Co., Ltd., Class H	5,111,000	8,766
Arcos Dorados SA, Class A	422,000	8,664
Hero MotoCorp Ltd.	215,000	7,713
Daimler AG	165,000	7,244
Ctrip.com International, Ltd. (ADR)2	300,500	7,032
Hyundai Mobis Co., Ltd.3	18,000	4,586
Li & Fung Ltd.	2,373,200	4,394
Nikon Corp.	185,000	4,120
Desarrolladora Homex, SA de CV (ADR)2	160,000	2,699
TVN SA	500,000	1,492
		232,856

HEALTH CARE — 9.66%
Cochlear Ltd.	500,000	31,707
Novo Nordisk A/S, Class B	256,420	29,467
Baxter International Inc.	497,300	24,606
Novartis AG	429,500	24,555
Amil Participações SA, ordinary nominative	1,997,410	17,594
Krka, dd, Novo mesto3	239,640	16,442
Teva Pharmaceutical Industries Ltd. (ADR)	350,000	14,126
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	14,408,000	12,967
Sinopharm Group Co. Ltd., Class H	4,328,600	10,399
Waters Corp.2	117,000	8,664
PT Kalbe Farma Tbk	19,950,000	7,481
JSC Pharmstandard (GDR)2	462,600	6,523
Grifols, SA, Class A2	319,700	5,379
Grifols, SA, Class B2	31,970	348
		210,258

FINANCIALS — 8.09%
PT Bank Rakyat Indonesia (Persero) Tbk	41,806,300	31,121
Housing Development Finance Corp. Ltd.	1,335,000	16,392
Industrial and Commercial Bank of China Ltd., Class H	26,396,700	15,668
Agricultural Bank of China, Class H	30,067,000	12,930
China Life Insurance Co. Ltd., Class H	4,445,000	10,989
Kotak Mahindra Bank Ltd.	1,327,886	10,766
Itaúsa — Investimentos Itaú SA, preferred nominative	1,380,866	8,351
Banco Santander (Brasil) SA, units	911,000	7,307
CIMB Group Holdings Bhd.	3,000,000	7,041
Sberbank of Russia (ADR)	682,500	6,784
DLF Ltd.	1,850,000	6,379
Türkiye Garanti Bankasi AS	2,018,765	6,289
Bank of the Philippine Islands3	4,135,412	5,229
Ayala Land, Inc.3	15,000,000	5,221
FirstRand Ltd.	1,915,127	4,920
BankMuscat (SAOG) (GDR)3	476,753	3,782
CITIC Securities Co. Ltd., Class H2	2,154,000	3,544
CITIC Securities Co. Ltd., Class H2	4,500	7
PT Bank Negara Indonesia (Persero) Tbk	7,921,500	3,320
Citigroup Inc.	100,000	2,631
Bank Pekao SA	60,000	2,455
Banco Industrial e Comercial SA, preferred nominative	512,900	2,076
Prudential PLC	207,320	2,056
MMI Holdings Ltd.	323,208	685
China Construction Bank Corp., Class H	535	—
		175,943

ENERGY — 6.57%
Royal Dutch Shell PLC, Class B	600,000	22,866
Oil Search Ltd.	2,465,000	15,758
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	493,520	12,264
Saipem SpA, Class S	233,000	9,906
Cairn India Ltd.2	1,645,000	9,735
Noble Energy, Inc.	100,000	9,439
Cobalt International Energy, Inc.2	594,800	9,231
Pacific Rubiales Energy Corp.	500,000	9,193
Tenaris SA (ADR)	222,500	8,273
TOTAL SA	120,000	6,135
TOTAL SA (ADR)	32,500	1,661
INPEX CORP.	1,217	7,669
Oil and Gas Development Co. Ltd.	4,000,000	6,745
Nexen Inc.	356,936	5,679
Chevron Corp.	45,000	4,788
Gran Tierra Energy Inc.2	500,000	2,400
OAO TMK (GDR)1	142,826	1,285
		143,027

INFORMATION TECHNOLOGY — 6.57%
Samsung Electronics Co. Ltd.3	46,725	43,002
Google Inc., Class A2	47,000	30,357
Infosys Ltd.	410,200	21,378
Mail.ru Group Ltd. (GDR)2	449,709	11,692
HTC Corp.	481,572	7,905
Taiwan Semiconductor Manufacturing Co. Ltd.	3,060,000	7,660
Corning Inc.	460,000	5,971
Yahoo! Inc.2	370,000	5,968
NetEase.com, Inc. (ADR)2	120,000	5,382
HOYA Corp.	164,400	3,541
		142,856

MATERIALS — 5.95%
Holcim Ltd	388,361	20,776
Linde AG	109,000	16,216
Sigma-Aldrich Corp.	205,000	12,804
Orica Ltd.	429,122	10,639
Fibria Celulose SA, ordinary nominative (ADR)	1,156,138	8,983
Ambuja Cements Ltd.	3,030,000	8,864
Northam Platinum Ltd.	2,260,000	8,399
BHP Billiton PLC	262,664	7,659
Aquarius Platinum Ltd.	2,858,900	6,842
Israel Chemicals Ltd.3	635,000	6,619
Sinofert Holdings Ltd.	20,500,000	5,754
Vale SA, Class A, preferred nominative	252,000	5,110
PT Semen Gresik (Persero) Tbk	3,825,000	4,830
Anhui Conch Cement Co. Ltd., Class H	1,136,000	3,372
First Quantum Minerals Ltd.	127,500	2,509
		129,376

INDUSTRIALS — 5.50%
Cummins Inc.	192,500	16,944
Schneider Electric SA	296,440	15,608
Intertek Group PLC	428,200	13,533
Siemens AG	138,100	13,216
United Technologies Corp.	148,000	10,817
CCR SA, ordinary nominative	1,580,700	10,356
Boart Longyear Ltd.	3,145,000	8,942
Container Corp. of India Ltd.	455,735	7,200
Aggreko PLC	141,921	4,445
KBR, Inc.	124,900	3,481
Murray & Roberts Holdings Ltd.2	900,000	2,860
Vestas Wind Systems A/S2	248,467	2,682
Komatsu Ltd.	113,000	2,641
China Railway Construction Corp. Ltd., Class H	4,759,500	2,623
Kubota Corp.	277,000	2,321
Makita Corp.	61,700	1,997
		119,666

TELECOMMUNICATION SERVICES — 4.60%
América Móvil, SAB de CV, Series L (ADR)	1,819,750	41,127
América Móvil, SAB de CV, Series L	1,700,000	1,927
SOFTBANK CORP.	580,800	17,106
China Telecom Corp. Ltd., Class H	14,504,000	8,254
Hellenic Telecommunications Organization SA	1,674,933	6,243
Telekomunikacja Polska SA	1,200,000	5,992
Vodafone Group PLC	2,132,500	5,925
Telefónica, SA	260,000	4,504
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	5,440,000	4,230
PT XL Axiata Tbk	6,970,000	3,478
Portugal Telecom, SGPS, SA	200,000	1,152
Tele Norte Leste Participações SA, ordinary nominative	16,700	192
		100,130

UTILITIES — 1.63%
Cheung Kong Infrastructure Holdings Ltd.	2,070,000	12,127
International Power PLC	1,750,000	9,164
CLP Holdings Ltd.	1,000,000	8,504
PGE Polska Grupa Energetyczna SA	950,000	5,699
		35,494

MISCELLANEOUS — 2.67%
Other common stocks in initial period of acquisition		58,141

Total common stocks (cost: $1,467,053,000)		1,697,612

	Principal amount
Bonds, notes & other debt instruments — 9.85%	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 8.26%
Brazil (Federal Republic of) Global 6.00% 2017	$575	673
Brazil (Federal Republic of) 10.00% 2017	BRL1,850	953
Brazil (Federal Republic of) 6.00% 20174	2,086	1,165
Brazil (Federal Republic of) Global 8.00% 20185	$2,733	3,204
Brazil (Federal Republic of) 6.00% 20204	BRL2,477	1,341
Brazil (Federal Republic of) Global 4.875% 2021	$1,500	1,684
Brazil (Federal Republic of) Global 10.125% 2027	1,025	1,701
Brazil (Federal Republic of) Global 11.00% 2040	6,855	9,083
Brazil (Federal Republic of) Global 5.625% 2041	490	571
Brazil (Federal Republic of) 6.00% 20454	BRL4,173	2,415
Turkey (Republic of) 10.00% 20124	TRY4,232	2,360
Turkey (Republic of) 16.00% 2012	2,500	1,331
Turkey (Republic of) 16.00% 2013	2,350	1,337
Turkey (Republic of) 4.00% 20154	2,161	1,222
Turkey (Republic of) 7.25% 2015	$1,700	1,855
Turkey (Republic of) 10.00% 2015	TRY7,668	4,005
Turkey (Republic of) 7.00% 2016	$2,800	3,083
Turkey (Republic of) 7.50% 2017	1,500	1,695
Turkey (Republic of) 6.75% 2018	2,500	2,741
Turkey (Republic of) 7.00% 2019	800	890
Turkey (Republic of) 6.875% 2036	1,200	1,257
Turkey (Republic of) 6.75% 2040	500	517
United Mexican States Government Global 6.375% 2013	4,375	4,583
United Mexican States Government, Series MI10, 8.00% 2013	MXN7,671	582
United Mexican States Government Global 5.875% 2014	$550	595
United Mexican States Government, Series MI10, 9.50% 2014	MXN25,500	2,047
United Mexican States Government, Series M10, 8.00% 2015	20,000	1,565
United Mexican States Government Global 5.625% 2017	$2,000	2,310
United Mexican States Government, Series M10, 7.75% 2017	MXN10,000	787
United Mexican States Government Global, Series A, 5.125% 2020	$984	1,129
United Mexican States Government, Series M30, 10.00% 2036	MXN22,500	2,002
United Mexican States Government Global 6.05% 2040	$3,520	4,321
United Mexican States Government 5.75% 2110	1,030	1,102
Colombia (Republic of) Global 10.00% 2012	1,565	1,570
Colombia (Republic of) Global 10.75% 2013	1,360	1,493
Colombia (Republic of) Global 8.25% 2014	400	475
Colombia (Republic of) Global 12.00% 2015	COP3,072,000	2,040
Colombia (Republic of) Global 7.375% 2017	$2,000	2,440
Colombia (Republic of) Global 11.75% 2020	315	496
Colombia (Republic of) Global 4.375% 2021	960	1,037
Colombia (Republic of) Global 8.125% 2024	635	886
Colombia (Republic of) Global 9.85% 2027	COP2,495,000	1,822
Colombia (Republic of) Global 7.375% 2037	$2,094	2,958
Colombia (Republic of) Global 6.125% 2041	970	1,203
Philippines (Republic of), Series 743, 8.75% 2013	PHP112,000	2,753
Philippines (Republic of) 8.25% 2014	$1,000	1,130
Philippines (Republic of) 9.875% 2019	2,200	3,063
Philippines (Republic of) 4.95% 2021	PHP75,000	1,740
Philippines (Republic of) 7.75% 2031	$2,235	3,006
Philippines (Republic of) 6.25% 2036	PHP185,000	4,210
Chilean Government 3.875% 2020	$7,865	8,586
Chilean Government 3.25% 2021	1,235	1,275
Argentina (Republic of) 0.055% 20125,6	5,350	660
Argentina (Republic of) 7.00% 2015	5,750	5,259
Argentina (Republic of) 8.28% 20335,7	2,934	2,157
Argentina (Republic of) GDP-Linked 2035	7,400	962
Indonesia (Republic of) 6.875% 2018	500	591
Indonesia (Republic of) 5.875% 2020	3,100	3,526
Indonesia (Republic of) 4.875% 20211	1,300	1,398
Indonesia (Republic of) 4.875% 2021	600	645
Indonesia (Republic of) 6.625% 2037	750	915
Indonesia (Republic of) 7.75% 2038	800	1,088
Hungarian Government, Series 12/C, 6.00% 2012	HUF 50,300	203
Hungarian Government, Series 14/C, 5.50% 2014	200,000	766
Hungarian Government, Series 15/A, 8.00% 2015	172,810	686
Hungarian Government 6.25% 2020	$4,825	4,367
Hungarian Government 6.375% 2021	1,550	1,395
Hungarian Government 7.625% 2041	810	721
Croatian Government 6.75% 20191	5,000	4,757
Croatian Government 6.75% 2019	120	114
Croatian Government 6.625% 2020	880	825
Croatian Government 6.625% 20201	500	469
Croatian Government 6.375% 20211	1,450	1,325
Russian Federation 7.50% 20305	2,881	3,352
Russian Federation 7.50% 20301,5	2,844	3,310
Peru (Republic of) 8.375% 2016	1,706	2,124
Peru (Republic of) 8.75% 2033	2,064	3,158
Peru (Republic of) 6.55% 20375	782	997
Polish Government, Series 0413, 5.25% 2013	PLN4,550	1,329
Polish Government 5.00% 2015	$300	317
Polish Government, Series 0415, 5.50% 2015	PLN3,000	882
Polish Government 6.375% 2019	$2,770	3,075
Polish Government 5.00% 2022	550	555
Panama (Republic of) Global 7.125% 2026	890	1,164
Panama (Republic of) Global 8.875% 2027	300	452
Panama (Republic of) Global 9.375% 2029	1,148	1,831
Panama (Republic of) Global 6.70% 20365	859	1,125
South Africa (Republic of), Series R-203, 8.25% 2017	ZAR9,000	1,161
South Africa (Republic of) 5.50% 2020	$1,000	1,125
South Africa (Republic of), Series R-207, 7.25% 2020	ZAR5,500	656
South Africa (Republic of) 6.25% 2041	$600	701
State of Qatar 6.40% 2040	2,860	3,375
Venezuela (Republic of) 12.75% 20225	2,000	1,815
Venezuela (Republic of) 9.25% 2027	620	451
Dominican Republic 9.04% 20185	437	481
Dominican Republic 8.625% 20271,5	1,150	1,184
Uruguay (Republic of) 4.375% 20284	UYU30,017	1,510
Thai Government 3.625% 2015	THB40,000	1,288
Nigeria (Republic of) 6.75% 20211	$910	946
Malaysian Government, Series 204, 5.094% 2014	MYR1,000	330
		179,812

FINANCIALS — 0.51%
BBVA Bancomer SA, junior subordinated 7.25% 20201	$3,725	3,744
BBVA Bancomer SA 6.50% 20211	1,075	1,041
Development Bank of Kazakhstan 5.50% 20151	2,810	2,796
HSBK (Europe) BV 7.25% 20211	1,840	1,748
VEB Finance Ltd. 6.902% 20201	1,085	1,117
VEB Finance Ltd. 6.80% 20251	500	486
Banco de Crédito del Perú 5.375% 20201	100	99
		11,031

ENERGY — 0.45%
Gazprom OJSC 5.092% 20151	1,275	1,296
Gazprom OJSC, Series 9, 6.51% 2022	1,000	1,020
Gazprom OJSC 6.51% 20221	600	612
Gazprom OJSC 7.288% 2037	1,200	1,243
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	1,800	2,059
Pemex Project Funding Master Trust 6.50% 20411	220	249
Petrobras International 5.75% 2020	1,300	1,397
PTT Exploration & Production Ltd 5.692% 20211	1,000	1,049
Reliance Holdings Ltd. 4.50% 20201	1,020	928
		9,853

MATERIALS — 0.29%
CEMEX Finance LLC 9.50% 20161	2,900	2,559
CEMEX, SAB de CV 9.00% 20181	1,870	1,501
CEMEX SA 9.25% 2020	1,250	966
CEMEX SA 9.25% 20201	1,063	821
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	370	393
		6,240

UTILITIES — 0.28%
Eskom Holdings Ltd. 5.75% 20211	4,110	4,202
AES Panamá, SA 6.35% 20161	1,100	1,196
Enersis SA 7.375% 2014	650	714
		6,112

CONSUMER STAPLES — 0.06%
BFF International Ltd. 7.25% 20201	1,200	1,335

Total bonds, notes & other debt instruments (cost: $203,648,000)		214,383

	Principal amount	Value
Short-term securities — 11.96%	(000)	(000)

Fannie Mae 0.07%–0.135% due 2/3–6/27/2012	$60,700	$60,687
Freddie Mac 0.05%–0.11% due 1/9–5/9/2012	48,300	48,294
Bank of Nova Scotia 0.175% due 3/27/2012	24,500	24,487
Scotiabank Inc. 0.065% due 1/13/20121	17,800	17,800
National Australia Funding (Delaware) Inc. 0.15%–0.28% due 3/14–4/2/20121	31,200	31,192
Credit Suisse New York Branch 0.39% due 2/9/2012	18,600	18,592
Toronto-Dominion Holdings USA Inc. 0.15% due 1/3/20121	17,300	17,300
Jupiter Securitization Co., LLC 0.16% due 2/21/20121	16,000	15,994
Federal Home Loan Bank 0.07%–0.16% due 5/15–6/20/2012	13,400	13,390
British Columbia (Province of) 0.13% due 4/9/2012	12,500	12,496

Total short-term securities (cost: $260,233,000)		260,232

Total investment securities (cost: $1,930,934,000)		2,172,227
Other assets less liabilities		3,769

Net assets		$2,175,996
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $125,595,000, which represented 5.77% of the net assets of the fund.

2Security did not produce income during the last 12 months.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $84,881,000, which represented 3.90% of the net assets of the fund. This amount includes $81,099,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

4Index-linked bond whose principal amount moves with a government price index.
5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6Coupon rate may change periodically.
7Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
BRL = Brazilian reais
COP = Colombian pesos
HUF = Hungarian forints
MXN = Mexican pesos
MYR = Malaysian ringgits
PHP = Philippine pesos
PLN = Polish zloty
THB = Thai baht
TRY = Turkish liras
UYU = Uruguayan pesos
ZAR = South African rand

Blue Chip Income and Growth FundSM
Investment portfolio

December 31, 2011

Common stocks — 92.30%	Shares	Value (000)

INFORMATION TECHNOLOGY — 18.98%
Microsoft Corp.	7,375,000	$191,455
International Business Machines Corp.	730,000	134,232
Hewlett-Packard Co.	3,900,000	100,464
Apple Inc.1	225,000	91,125
Intel Corp.	2,950,000	71,538
Oracle Corp.	2,350,000	60,278
Texas Instruments Inc.	1,630,000	47,449
QUALCOMM Inc.	500,000	27,350
Cisco Systems, Inc.	1,300,000	23,504
Nokia Corp. (ADR)	4,685,000	22,582
Linear Technology Corp.	550,000	16,516
Maxim Integrated Products, Inc.	600,000	15,624
Yahoo! Inc.1	800,000	12,904
Broadcom Corp., Class A	245,000	7,193
		822,214

INDUSTRIALS — 13.54%
General Electric Co.	4,400,000	78,804
United Parcel Service, Inc., Class B	850,000	62,212
CSX Corp.	2,850,000	60,021
United Technologies Corp.	760,000	55,548
Norfolk Southern Corp.	592,800	43,191
Union Pacific Corp.	375,000	39,728
Rockwell Automation	450,000	33,016
Illinois Tool Works Inc.	650,000	30,362
Emerson Electric Co.	600,000	27,954
Eaton Corp.	600,000	26,118
Ingersoll-Rand PLC1	700,000	21,329
Masco Corp.	1,950,000	20,436
Waste Management, Inc.	600,000	19,626
Avery Dennison Corp.	550,000	15,774
Tyco International Ltd.	300,000	14,013
Textron Inc.	685,000	12,666
Pitney Bowes Inc.	485,400	8,999
Southwest Airlines Co.	1,000,000	8,560
General Dynamics Corp.	74,600	4,954
FedEx Corp.	38,200	3,190
		586,501

CONSUMER STAPLES — 12.20%
Philip Morris International Inc.	1,250,000	98,100
CVS/Caremark Corp.	2,350,000	95,833
Kraft Foods Inc., Class A	2,030,000	75,841
Altria Group, Inc.	2,100,000	62,265
Kimberly-Clark Corp.	500,000	36,780
PepsiCo, Inc.	550,000	36,492
ConAgra Foods, Inc.	1,200,000	31,680
Kellogg Co.	592,000	29,937
Walgreen Co.	630,000	20,828
Molson Coors Brewing Co., Class B	475,000	20,682
General Mills, Inc.	500,000	20,205
		528,643

ENERGY — 10.25%
Royal Dutch Shell PLC, Class B (ADR)	1,300,000	98,813
Royal Dutch Shell PLC, Class A (ADR)	900,000	65,781
ConocoPhillips	1,350,000	98,374
BP PLC (ADR)	777,349	33,224
Schlumberger Ltd.	450,000	30,740
EOG Resources, Inc.	230,000	22,657
Apache Corp.	245,000	22,192
Chevron Corp.	170,000	18,088
Exxon Mobil Corp.	200,000	16,952
Spectra Energy Corp	541,700	16,657
Marathon Oil Corp.	332,700	9,738
Marathon Petroleum Corp.	166,350	5,538
Nexen Inc.	345,000	5,489
		444,243

HEALTH CARE — 8.99%
Amgen Inc.	1,405,000	90,215
Abbott Laboratories	1,550,000	87,156
Bristol-Myers Squibb Co.	1,125,000	39,645
Pfizer Inc	1,400,000	30,296
Medtronic, Inc.	750,000	28,688
Cardinal Health, Inc.	700,000	28,427
AstraZeneca PLC (ADR)	600,000	27,774
Merck & Co., Inc.	630,000	23,751
Novartis AG (ADR)	300,000	17,151
Eli Lilly and Co.	200,000	8,312
Covidien PLC	175,000	7,877
		389,292

CONSUMER DISCRETIONARY — 8.64%
Kohl’s Corp.	1,000,000	49,350
Harley-Davidson, Inc.	1,230,000	47,810
News Corp., Class A	2,450,000	43,708
Comcast Corp., Class A	1,480,000	35,091
Comcast Corp., Class A, special nonvoting shares	100,000	2,356
Home Depot, Inc.	855,000	35,944
Target Corp.	600,000	30,732
Carnival Corp., units	650,000	21,216
Lowe’s Companies, Inc.	800,000	20,304
Best Buy Co., Inc.	800,000	18,696
Johnson Controls, Inc.	565,000	17,662
Staples, Inc.	980,000	13,612
General Motors Co.1	636,100	12,894
Royal Caribbean Cruises Ltd.	500,000	12,385
Amazon.com, Inc.1	50,000	8,655
Daimler AG	85,000	3,728
		374,143

FINANCIALS — 8.02%
JPMorgan Chase & Co.	3,490,000	116,043
Citigroup Inc.	3,650,000	96,031
American Express Co.	800,000	37,736
Wells Fargo & Co.	1,350,000	37,206
Capital One Financial Corp.	700,000	29,603
HSBC Holdings PLC (ADR)	318,749	12,144
Credit Suisse Group AG (ADR)	460,000	10,801
Genworth Financial, Inc., Class A1	1,190,000	7,795
		347,359

TELECOMMUNICATION SERVICES — 5.13%
AT&T Inc.	5,800,000	175,392
Verizon Communications Inc.	990,000	39,719
Sprint Nextel Corp., Series 11	2,984,800	6,984
		222,095

MATERIALS — 3.09%
Dow Chemical Co.	2,920,000	83,979
Air Products and Chemicals, Inc.	400,000	34,076
Celanese Corp., Series A	350,000	15,495
CRH PLC (ADR)	11,500	228
		133,778

UTILITIES — 1.90%
Southern Co.	750,000	34,718
NextEra Energy, Inc.	400,000	24,352
FirstEnergy Corp.	370,000	16,391
Xcel Energy Inc.	250,000	6,910
		82,371

MISCELLANEOUS — 1.56%
Other common stocks in initial period of acquisition		67,812

Total common stocks (cost: $3,474,244,000)		3,998,451

Rights & warrants — 0.00%

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 20131,2	60,000	—

Total rights & warrants (cost: $230,000)		—

Convertible securities — 0.89%

CONSUMER DISCRETIONARY — 0.89%
General Motors Co., Series B, 4.75% convertible preferred 2013	1,125,000	38,531

Total convertible securities (cost: $53,949,000)		38,531

	Principal amount
Short-term securities — 6.83%	(000)

Freddie Mac 0.03%–0.13% due 1/17–8/21/2012	$50,400	50,389
Straight-A Funding LLC 0.16%–0.19% due 2/8–2/24/20123	44,700	44,695
Federal Home Loan Bank 0.075%–0.16% due 5/15–5/18/2012	34,000	33,992
NetJets Inc. 0.03%–0.09% due 1/3–2/3/20123	28,200	28,192
Fannie Mae 0.07% due 7/16/2012	24,500	24,490
Private Export Funding Corp. 0.13% due 2/14/20123	22,000	21,991
Chariot Funding, LLC 0.18%–0.23% due 1/18–2/3/20123	18,500	18,499
Procter & Gamble Co. 0.08%–0.09% due 1/20–1/25/20123	17,400	17,400
Coca-Cola Co. 0.17% due 1/13/20123	12,000	12,000
General Electric Capital Corp. 0.37% due 5/7/2012	11,800	11,790
Emerson Electric Co. 0.06% due 1/3/20123	11,600	11,600
Pfizer Inc 0.04% due 1/12/20123	10,000	10,000
John Deere Credit Ltd. 0.07% due 1/25/20123	8,100	8,100
National Rural Utilities Cooperative Finance Corp. 0.10% due 1/18/2012	3,000	3,000

Total short-term securities (cost: $296,119,000)		296,138

Total investment securities (cost: $3,824,542,000)		4,333,120
Other assets less liabilities		(1,051)

Net assets		$4,332,069

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities represented less than .01% of the net assets of the fund.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $172,477,000, which represented 3.98% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Global Growth and Income FundSM
Investment portfolio

December 31, 2011

Common stocks — 93.28%	Shares	Value (000)

FINANCIALS — 13.64%
Agricultural Bank of China, Class H	73,383,000	$31,558
Marsh & McLennan Companies, Inc.	800,000	25,296
Industrial and Commercial Bank of China Ltd., Class H	42,145,940	25,016
Prudential PLC	1,818,689	18,034
Macquarie International Infrastructure Fund Ltd.	36,200,164	14,792
JPMorgan Chase & Co.	383,200	12,741
Macquarie Group Ltd.	500,000	12,166
Fairfax Financial Holdings Ltd.	27,000	11,582
Capitol Federal Financial, Inc.	901,793	10,407
Bank of Nova Scotia	200,000	9,979
China Life Insurance Co. Ltd., Class H	3,900,000	9,641
United Overseas Bank Ltd.	781,099	9,196
QBE Insurance Group Ltd.	685,000	9,073
Hospitality Properties Trust	375,000	8,617
Citigroup Inc.	305,000	8,025
AXA SA	583,935	7,592
Berkshire Hathaway Inc., Class B1	84,000	6,409
Westfield Group	766,000	6,119
Toronto-Dominion Bank	80,000	5,991
PNC Financial Services Group, Inc.	100,000	5,767
American Express Co.	115,000	5,425
Goldman Sachs Group, Inc.	55,200	4,992
Longfor Properties Co. Ltd.	4,128,000	4,667
Bank of America Corp.	700,000	3,892
ICICI Bank Ltd. (ADR)	115,000	3,039
Bank of China Ltd., Class H	4,840,000	1,782
First Southern Bancorp, Inc.1,2,3	122,265	1,050
		272,848

CONSUMER DISCRETIONARY — 13.20%
Home Depot, Inc.	1,610,000	67,684
Virgin Media Inc.	1,667,500	35,651
Amazon.com, Inc.1	84,100	14,558
Comcast Corp., Class A	610,000	14,463
D.R. Horton, Inc.	1,000,000	12,610
Toll Corp.1	600,000	12,252
Apollo Group, Inc., Class A1	220,000	11,851
Saks Inc.1	1,200,000	11,700
Carnival Corp., units	325,000	10,608
MGM Resorts International1	1,000,000	10,430
DIRECTV, Class A1	242,000	10,348
McDonald’s Corp.	100,000	10,033
Nikon Corp.	425,000	9,464
Toyota Motor Corp.	246,000	8,198
Honda Motor Co., Ltd.	218,000	6,650
Carphone Warehouse Group PLC	1,195,398	5,737
adidas AG	82,700	5,380
Daimler AG	52,000	2,283
SES SA, Class A (FDR)	95,000	2,280
Time Warner Inc.	50,000	1,807
		263,987

INDUSTRIALS — 10.50%
Joy Global Inc.	400,000	29,988
United Continental Holdings, Inc.1	1,180,000	22,267
General Electric Co.	1,105,000	19,791
Lockheed Martin Corp.	200,000	16,180
Union Pacific Corp.	150,000	15,891
Schneider Electric SA	268,242	14,123
Meggitt PLC	2,385,000	13,067
Geberit AG	60,000	11,562
Waste Management, Inc.	340,000	11,121
United Technologies Corp.	140,000	10,233
Emerson Electric Co.	202,000	9,411
Siemens AG	85,000	8,134
Parker Hannifin Corp.	102,800	7,838
Vallourec SA	100,000	6,492
Rickmers Maritime4	27,420,000	6,236
Ryanair Holdings PLC (ADR)1	145,000	4,040
Aggreko PLC	116,247	3,641
		210,015

CONSUMER STAPLES — 10.18%
British American Tobacco PLC	902,000	42,802
Kraft Foods Inc., Class A	835,000	31,196
Unilever NV, depository receipts	705,000	24,244
Tesco PLC	3,303,000	20,695
Philip Morris International Inc.	150,000	11,772
Anheuser-Busch InBev NV	175,000	10,714
Pernod Ricard SA	112,200	10,406
Sysco Corp.	343,000	10,060
Coca-Cola Co.	128,000	8,956
Coca-Cola Amatil Ltd.	729,801	8,591
Procter & Gamble Co.	100,000	6,671
Altria Group, Inc.	200,000	5,930
Shoprite Holdings Ltd.	330,000	5,568
China Yurun Food Group Ltd.	2,350,000	3,086
Coca-Cola Hellenic Bottling Co. SA	165,000	2,830
		203,521

MATERIALS — 10.12%
Newmont Mining Corp.	800,000	48,008
Yamana Gold Inc.	2,000,000	29,487
Barrick Gold Corp.	650,000	29,412
Freeport-McMoRan Copper & Gold Inc.	400,000	14,716
Impala Platinum Holdings Ltd.	685,648	14,214
PT Semen Gresik (Persero) Tbk	11,188,000	14,128
Dow Chemical Co.	445,000	12,798
Nucor Corp.	320,000	12,662
Gold Fields Ltd.	500,000	7,718
BASF SE	97,300	6,786
United States Steel Corp.	250,000	6,615
Praxair, Inc.	30,000	3,207
Fletcher Building Ltd.	550,000	2,629
		202,380

TELECOMMUNICATION SERVICES — 10.11%
Verizon Communications Inc.	982,500	39,418
Koninklijke KPN NV	2,251,993	26,946
Total Access Communication PCL	12,197,800	26,870
Telstra Corp. Ltd.	7,500,000	25,545
AT&T Inc.	775,000	23,436
TalkTalk Telecom Group PLC	5,691,100	11,958
Bell Aliant Inc.	380,000	10,664
América Móvil, SAB de CV, Series L (ADR)	260,000	5,876
América Móvil, SAB de CV, Series L	2,040,000	2,313
Portugal Telecom, SGPS, SA	1,390,000	8,006
SOFTBANK CORP.	270,000	7,952
KT Corp. (ADR)	370,000	5,787
HKT Trust, units1	8,462,000	4,968
France Télécom SA	159,000	2,497
		202,236

INFORMATION TECHNOLOGY — 8.52%
Taiwan Semiconductor Manufacturing Co. Ltd.	9,110,000	22,806
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	400,000	5,164
International Business Machines Corp.	150,000	27,582
Google Inc., Class A1	40,450	26,127
Apple Inc.1	48,800	19,764
Canon, Inc.	323,000	14,310
Samsung Electronics Co. Ltd.2	14,150	13,022
Automatic Data Processing, Inc.	205,000	11,072
TE Connectivity Ltd.	300,000	9,243
Nintendo Co., Ltd.	60,000	8,263
ASM Pacific Technology Ltd.	510,000	5,723
Avago Technologies Ltd.	190,000	5,483
Oracle Corp.	68,000	1,744
		170,303

HEALTH CARE — 6.87%
Merck & Co., Inc.	1,469,544	55,402
Eli Lilly and Co.	500,000	20,780
Novartis AG	303,000	17,323
Sonic Healthcare Ltd.	1,285,000	14,825
Novo Nordisk A/S, Class B	93,000	10,687
Vertex Pharmaceuticals Inc.1	238,877	7,933
Baxter International Inc.	112,000	5,542
Johnson & Johnson	75,000	4,918
		137,410

ENERGY — 6.52%
Royal Dutch Shell PLC, Class B (ADR)	200,000	15,202
Royal Dutch Shell PLC, Class A (ADR)	115,000	8,405
Chevron Corp.	212,300	22,589
TOTAL SA	345,000	17,637
Crescent Point Energy Corp.	335,000	14,765
Cenovus Energy Inc.	393,577	13,070
Kinder Morgan, Inc.	310,000	9,973
Technip SA	106,000	9,963
Saipem SpA, Class S	126,800	5,391
Tenaris SA (ADR)	141,000	5,242
Oil Search Ltd.	760,000	4,858
Cairn India Ltd.1	574,000	3,397
		130,492

UTILITIES — 2.88%
GDF SUEZ	641,500	17,535
Power Assets Holdings Ltd.	2,200,000	16,274
National Grid PLC	925,000	8,978
DUET Group	4,418,377	7,931
PG&E Corp.	90,500	3,730
Snam Rete Gas SpA	705,155	3,109
		57,557

MISCELLANEOUS — 0.74%
Other common stocks in initial period of acquisition		14,761

Total common stocks (cost: $1,737,816,000)		1,865,510

	Shares or
Convertible securities — 0.53%	principal amount

MATERIALS — 0.46%
Alcoa Inc. 5.25% convertible notes 2014	$6,000,000	9,105

CONSUMER DISCRETIONARY — 0.04%
MGM Resorts International 4.25% convertible notes 2015	$939,000	893

FINANCIALS — 0.03%
First Southern Bancorp, Inc., Series C, convertible preferred1,2,3	209	680

Total convertible securities (cost: $7,027,000)		10,678

	Principal amount
Bonds, notes & other debt instruments — 1.33%	(000)

FINANCIALS — 0.56%
Zions Bancorporation 5.65% 2014	$1,310	1,333
Zions Bancorporation 5.50% 2015	5,880	5,951
Zions Bancorporation 6.00% 2015	3,955	3,951
		11,235

TELECOMMUNICATION SERVICES — 0.47%
Digicel Group Ltd. 12.00% 20145	8,225	9,294

CONSUMER DISCRETIONARY — 0.30%
Royal Caribbean Cruises Ltd. 11.875% 2015	5,100	6,044

Total bonds, notes & other debt instruments (cost: $20,828,000)		26,573

Short-term securities — 4.41%

Fannie Mae 0.11%–0.18% due 1/3–1/19/2012	27,700	27,700
Variable Funding Capital Company LLC 0.12% due 1/31/20125	19,250	19,248
Emerson Electric Co. 0.07% due 1/12/20125	15,100	15,099
Barclays U.S. Funding Corp. 0.09% due 1/3/2012	10,900	10,900
IBM Corp. 0.05% due 1/17/20125	10,200	10,200
Québec (Province of) 0.09% due 2/24/20125	5,000	4,997

Total short-term securities (cost: $88,146,000)		88,144

Total investment securities (cost: $1,853,817,000)		$1,990,905
Other assets less liabilities		9,086

Net assets		$1,999,991

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $14,752,000, which represented .74% of the net assets of the fund. This amount includes $13,022,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets
First Southern Bancorp, Inc.	12/17/2009	$2,580	$1,050	.05%
First Southern Bancorp, Inc., Series C, convertible preferred	12/17/2009	209	680	.04
Total restricted securities		$2,789	$1,730	.09%

4Represents an affiliated company as defined under the Investment Company Act of 1940.

5Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $58,838,000, which represented 2.94% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts

Growth-Income FundSM
Investment portfolio

December 31, 2011

Common stocks — 88.09%	Shares	Value (000)

INFORMATION TECHNOLOGY — 16.81%
Microsoft Corp.	21,583,400	$560,305
Apple Inc.1	1,245,000	504,225
Oracle Corp.	13,525,000	346,916
International Business Machines Corp.	1,470,000	270,304
Intel Corp.	10,611,900	257,339
Yahoo! Inc.1	13,774,400	222,181
Hewlett-Packard Co.	8,000,000	206,080
Cisco Systems, Inc.	9,600,000	173,568
Texas Instruments Inc.	5,825,000	169,566
QUALCOMM Inc.	2,300,000	125,810
Linear Technology Corp.	3,500,000	105,105
Xilinx, Inc.	2,822,400	90,486
Flextronics International Ltd.1	15,481,093	87,623
Gemalto NV	1,625,000	79,037
Nokia Corp.	13,105,000	63,977
KLA-Tencor Corp.	1,250,000	60,312
Automatic Data Processing, Inc.	955,000	51,580
Accenture PLC, Class A	925,000	49,238
Motorola Solutions, Inc.	994,642	46,042
Electronic Arts1	2,235,000	46,041
Autodesk, Inc.1	1,400,000	42,462
Adobe Systems Inc.1	1,370,000	38,730
Analog Devices, Inc.	1,000,000	35,780
NetApp, Inc.1	892,900	32,385
Maxim Integrated Products, Inc.	1,120,000	29,165
Applied Materials, Inc.	2,200,000	23,562
Rovi Corp.1	942,800	23,174
HOYA Corp.	1,000,000	21,541
Visa Inc., Class A	200,000	20,306
Quanta Computer Inc.	7,140,000	15,021
SAP AG	239,500	12,662
Nintendo Co., Ltd.	75,000	10,329
AOL Inc.1	493,031	7,445
Western Union Co.	400,000	7,304
Advanced Micro Devices, Inc.1	1,257,992	6,793
Comverse Technology, Inc.1	970,000	6,654
		3,849,048

CONSUMER DISCRETIONARY — 13.88%
Comcast Corp., Class A	12,305,507	291,764
Comcast Corp., Class A, special nonvoting shares	1,000,000	23,560
Home Depot, Inc.	6,531,600	274,588
News Corp., Class A	14,500,200	258,684
Time Warner Inc.	6,756,667	244,186
Time Warner Cable Inc.	3,288,201	209,031
DIRECTV, Class A1	4,761,200	203,589
Mattel, Inc.	7,000,000	194,320
Royal Caribbean Cruises Ltd.	6,155,000	152,459
Kohl’s Corp.	2,950,000	145,582
McDonald’s Corp.	1,400,000	140,462
General Motors Co.1	6,866,330	139,181
Amazon.com, Inc.1	678,800	117,500
Garmin Ltd.	2,600,000	103,506
VF Corp.	600,000	76,194
Harley-Davidson, Inc.	1,950,000	75,796
Lowe’s Companies, Inc.	2,500,000	63,450
D.R. Horton, Inc.	5,000,000	63,050
Target Corp.	1,200,000	61,464
Fiat SpA	12,000,000	55,135
Staples, Inc.	3,500,000	48,615
Daily Mail and General Trust PLC, Class A, nonvoting	6,400,000	39,737
Carnival Corp., units	1,200,000	39,168
NIKE, Inc., Class B	404,180	38,951
Virgin Media Inc.	1,702,300	36,395
Nordstrom, Inc.	600,000	29,826
Golden Eagle Retail Group Ltd.	12,828,000	27,121
Gourmet Master Co., Ltd.	2,364,000	15,849
Expedia, Inc.	305,450	8,864
		3,178,027

INDUSTRIALS — 13.06%
CSX Corp.	16,332,669	343,966
United Technologies Corp.	3,818,400	279,087
Norfolk Southern Corp.	3,315,300	241,553
Union Pacific Corp.	2,172,374	230,141
Precision Castparts Corp.	1,160,000	191,156
General Dynamics Corp.	2,707,000	179,772
General Electric Co.	9,200,000	164,772
United Parcel Service, Inc., Class B	2,150,000	157,358
3M Co.	1,706,000	139,431
Avery Dennison Corp.	3,955,000	113,429
Emerson Electric Co.	2,400,000	111,816
Waste Management, Inc.	3,350,000	109,579
Southwest Airlines Co.	10,945,000	93,689
European Aeronautic Defence and Space Co. EADS NV	2,575,000	80,485
Rockwell Automation	1,000,000	73,370
Eaton Corp.	1,600,000	69,648
Republic Services, Inc.	2,365,000	65,156
Ingersoll-Rand PLC1	2,100,000	63,987
Verisk Analytics, Inc., Class A1	1,200,000	48,156
Tyco International Ltd.	1,000,000	46,710
Iron Mountain Inc.	1,500,000	46,200
Lockheed Martin Corp.	400,000	32,360
United Continental Holdings, Inc.1	1,635,000	30,852
Atlas Copco AB, Class A	922,200	19,832
Atlas Copco AB, Class B	470,843	8,949
Pitney Bowes Inc.	1,552,200	28,778
Textron Inc.	1,175,000	21,726
		2,991,958

ENERGY — 9.45%
Royal Dutch Shell PLC, Class A (ADR)	3,835,000	280,300
Royal Dutch Shell PLC, Class B (ADR)	1,652,391	125,598
Royal Dutch Shell PLC, Class B	3,219,816	122,709
ConocoPhillips	4,463,360	325,245
Schlumberger Ltd.	3,935,000	268,800
Chevron Corp.	2,278,200	242,400
EOG Resources, Inc.	1,803,000	177,614
Apache Corp.	1,567,000	141,939
Devon Energy Corp.	1,693,000	104,966
Canadian Natural Resources, Ltd.	2,260,000	84,632
Marathon Oil Corp.	1,600,000	46,832
BP PLC	5,964,409	42,655
Nexen Inc.	2,635,000	41,923
Baker Hughes Inc.	690,000	33,562
Southwestern Energy Co.1	1,040,202	33,224
Marathon Petroleum Corp.	800,000	26,632
Exxon Mobil Corp.	250,000	21,190
Eni SpA	912,000	18,897
Range Resources Corp.	190,000	11,769
Spectra Energy Corp	332,500	10,224
OAO Gazprom (ADR)	284,200	3,030
		2,164,141

HEALTH CARE — 9.03%
Abbott Laboratories	4,430,000	249,099
Merck & Co., Inc.	5,553,090	209,352
Amgen Inc.	3,240,400	208,066
Gilead Sciences, Inc.1	4,240,200	173,551
Biogen Idec Inc.1	1,572,800	173,087
Medco Health Solutions, Inc.1	2,300,000	128,570
Forest Laboratories, Inc.1	3,730,000	112,870
Alexion Pharmaceuticals, Inc.1	1,516,484	108,429
Hologic, Inc.1	5,661,300	99,129
Pfizer Inc	4,505,000	97,488
Cardinal Health, Inc.	2,400,000	97,464
Novartis AG (ADR)	1,300,000	74,321
Novartis AG	365,000	20,867
Medtronic, Inc.	2,115,000	80,899
Pharmasset, Inc.1	450,000	57,690
Roche Holding AG	300,000	50,846
St. Jude Medical, Inc.	1,200,000	41,160
Boston Scientific Corp.1	5,900,000	31,506
Covidien PLC	531,250	23,912
Thermo Fisher Scientific Inc.1	390,000	17,538
Johnson & Johnson	200,000	13,116
		2,068,960

CONSUMER STAPLES — 7.80%
Philip Morris International Inc.	6,754,500	530,093
Kraft Foods Inc., Class A	8,132,447	303,828
Coca-Cola Co.	2,667,700	186,659
PepsiCo, Inc.	1,863,219	123,625
CVS/Caremark Corp.	3,000,000	122,340
Molson Coors Brewing Co., Class B	2,163,600	94,203
Unilever NV (New York registered)	2,700,000	92,799
Altria Group, Inc.	2,875,000	85,244
Asahi Group Holdings, Ltd.	3,400,000	74,653
L’Oréal SA	645,000	67,368
Avon Products, Inc.	2,335,000	40,792
Walgreen Co.	1,000,000	33,060
Colgate-Palmolive Co.	354,023	32,708
		1,787,372

FINANCIALS — 5.07%
State Street Corp.	4,221,000	170,149
JPMorgan Chase & Co.	4,650,000	154,612
Citigroup Inc.	4,750,000	124,972
Marsh & McLennan Companies, Inc.	3,789,100	119,811
Arthur J. Gallagher & Co.	2,925,000	97,812
Weyerhaeuser Co.	3,384,541	63,189
HSBC Holdings PLC (ADR)	1,538,570	58,620
Hudson City Bancorp, Inc.	8,000,000	50,000
Fifth Third Bancorp	3,360,000	42,739
Wells Fargo & Co.	1,500,000	41,340
Willis Group Holdings PLC	1,034,400	40,135
Bank of New York Mellon Corp.	1,856,815	36,969
UBS AG1	3,058,666	36,406
First American Financial Corp.	2,251,680	28,529
Genworth Financial, Inc., Class A1	3,698,000	24,222
Bank of America Corp.	3,403,752	18,925
NYSE Euronext	685,000	17,879
Allstate Corp.	635,000	17,405
Moody’s Corp.	447,458	15,070
Chimera Investment Corp.	852,000	2,139
Radian Group Inc.	496,742	1,162
Washington Mutual, Inc.1	1,371,429	74
		1,162,159

MATERIALS — 4.95%
Dow Chemical Co.	10,192,674	293,141
Air Products and Chemicals, Inc.	2,160,000	184,010
Celanese Corp., Series A	3,838,300	169,922
Monsanto Co.	1,100,000	77,077
Freeport-McMoRan Copper & Gold Inc.	1,600,000	58,864
Sealed Air Corp.	3,200,000	55,072
Praxair, Inc.	499,624	53,410
Barrick Gold Corp.	1,175,000	53,169
ArcelorMittal	2,540,000	46,451
International Flavors & Fragrances Inc.	885,000	46,392
CRH PLC	1,600,000	31,807
SSAB Svenskt Stål AB, Class A	3,276,684	28,877
Salzgitter AG	300,000	14,999
Akzo Nobel NV	247,000	11,943
MeadWestvaco Corp.	258,200	7,733
		1,132,867

TELECOMMUNICATION SERVICES — 4.09%
AT&T Inc.	14,350,000	433,944
Telephone and Data Systems, Inc.	3,070,000	79,482
Telephone and Data Systems, Inc., special common shares	2,970,000	70,716
Verizon Communications Inc.	3,153,900	126,535
Crown Castle International Corp.1	2,355,870	105,543
Sprint Nextel Corp., Series 11	28,690,000	67,135
MetroPCS Communications, Inc.1	3,650,000	31,682
Turkcell Iletisim Hizmetleri AS1	4,021,072	18,855
CenturyLink, Inc.	78,775	2,930
		936,822

UTILITIES — 1.58%
International Power PLC	12,975,000	67,946
FirstEnergy Corp.	1,430,000	63,349
Dominion Resources, Inc.	1,175,000	62,369
SSE PLC	3,000,000	60,148
Public Service Enterprise Group Inc.	1,785,000	58,923
Exelon Corp.	1,050,000	45,538
American Electric Power Co., Inc.	67,900	2,805
		361,078

MISCELLANEOUS — 2.37%
Other common stocks in initial period of acquisition		541,921

Total common stocks (cost: $16,563,393,000)		20,174,353

Preferred securities — 0.07%

MISCELLANEOUS — 0.07%
Other preferred securities in initial period of acquisition		15,431

Total preferred securities (cost: $15,000,000)		15,431

Rights & warrants — 0.01%

CONSUMER DISCRETIONARY — 0.01%
General Motors Co., Series A, warrants, expire 20161	79,175	929
General Motors Co., Series B, warrants, expire 20191	79,175	619
		1,548

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 20131,2	1,600,000	—

Total rights & warrants (cost: $9,859,000)		1,548

	Shares or
Convertible securities — 0.30%	principal amount

FINANCIALS — 0.19%
Citigroup Inc. 7.50% convertible preferred 2012	550,000	44,687

INDUSTRIALS — 0.10%
United Continental Holdings, Inc. 4.50% convertible debentures 2015	$18,000,000	21,938

MISCELLANEOUS — 0.01%
Other convertible securities in initial period of acquisition		3,387

Total convertible securities (cost: $78,393,000)		70,012

	Principal amount
Bonds, notes & other debt instruments — 0.26%	(000)

FINANCIALS — 0.22%
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)3	$29,049	31,032
Regions Financial Corp. 7.75% 2014	19,980	20,280
		51,312

TELECOMMUNICATION SERVICES — 0.04%
Sprint Nextel Corp. 11.50% 20214	$8,325	$8,263

Total bonds, notes & other debt instruments (cost: $58,327,000)		59,575

Short-term securities — 11.65%

Fannie Mae 0.03%–0.23% due 1/3–8/31/2012	717,393	717,174
Freddie Mac 0.06%–0.21% due 1/12–8/20/2012	705,014	704,866
Federal Home Loan Bank 0.02%–0.20% due 2/15–12/20/2012	500,687	500,551
Jupiter Securitization Co., LLC 0.18%–0.25% due 2/8–4/20/20124	61,500	61,452
Chariot Funding, LLC 0.14%–0.22% due 1/5–2/27/20124	72,700	72,691
NetJets Inc. 0.06% due 1/5–1/10/20124	110,400	110,399
Coca-Cola Co. 0.09%–0.15% due 1/4–3/13/20124	102,400	102,389
Private Export Funding Corp. 0.10%–0.17% due 3/12–4/17/20124	67,300	67,233
Procter & Gamble Co. 0.05% due 2/3/20124	50,000	49,998
U.S. Treasury Bills 0.147%–0.19% due 1/12–5/3/2012	46,700	46,699
Variable Funding Capital Company LLC 0.15%–0.21% due 1/9–2/24/20124	39,100	39,095
Pfizer Inc 0.04% due 1/12–1/23/20124	37,600	37,599
National Rural Utilities Cooperative Finance Corp. 0.09% due 1/23/2012	30,000	29,998
Straight-A Funding LLC 0.15% due 1/17/20124	25,604	25,602
Google Inc. 0.05% due 1/20/20124	25,000	24,999
Paccar Financial Corp. 0.10%–0.125% due 1/3–1/18/2012	23,000	23,000
Cisco Systems, Inc. 0.07% due 1/9/20124	21,800	21,800
Emerson Electric Co. 0.06% due 1/5/20124	10,900	10,900
McDonald’s Corp. 0.08% due 1/18/20124	9,100	9,098
Becton, Dickinson and Co. 0.10% due 1/5/2012	6,800	6,800
eBay Inc. 0.11% due 3/1/20124	6,600	6,595

Total short-term securities (cost: $2,668,788,000)		2,668,938

Total investment securities (cost: $19,393,760,000)		22,989,857
Other assets less liabilities		(86,834)

Net assets		$22,903,023

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $35,892,000, which represented .16% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Coupon rate may change periodically.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $648,113,000, which represented 2.83% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

International Growth and Income FundSM
Investment portfolio

December 31, 2011

Common stocks — 85.90%	Shares	Value (000)

CONSUMER STAPLES — 15.69%
Philip Morris International Inc.	161,840	$12,701
British American Tobacco PLC	199,500	9,467
Imperial Tobacco Group PLC	153,600	5,808
Koninklijke Ahold NV	197,000	2,653
Nestlé SA	36,750	2,113
Wesfarmers Ltd.	43,150	1,302
Wilmar International Ltd.	321,000	1,237
Danone SA	17,400	1,094
Treasury Wine Estates Ltd.	71,666	270
		36,645

CONSUMER DISCRETIONARY — 11.01%
NEXT PLC	105,000	4,463
H & M Hennes & Mauritz AB, Class B	122,400	3,936
Isuzu Motors Ltd.	788,000	3,645
Li & Fung Ltd.	1,066,000	1,974
Whitbread PLC	80,000	1,943
OPAP SA	181,513	1,605
Virgin Media Inc.	71,900	1,537
Swatch Group Ltd, non-registered shares	3,650	1,366
Daimler AG	24,700	1,084
WPP PLC	100,000	1,049
Honda Motor Co., Ltd.	23,500	717
Toyota Motor Corp.	19,100	637
TUI Travel PLC	221,500	570
adidas AG	8,000	520
Hyundai Motor Co.1	2,750	511
Fiat SpA	37,500	172
		25,729

UTILITIES — 9.47%
SSE PLC	350,350	7,024
GDF SUEZ	124,250	3,396
National Grid PLC	332,300	3,225
PT Perusahaan Gas Negara (Persero) Tbk	9,159,000	3,207
International Power PLC	522,000	2,734
Power Assets Holdings Ltd.	176,500	1,306
ENN Energy Holdings Ltd.	380,000	1,218
		22,110

TELECOMMUNICATION SERVICES — 9.14%
Singapore Telecommunications Ltd.	2,222,000	5,293
Elisa Oyj, Class A	167,000	3,486
Millicom International Cellular SA (SDR)	19,300	1,934
OJSC Mobile TeleSystems (ADR)	117,000	1,717
BCE Inc.	37,235	1,552
China Communications Services Corp. Ltd., Class H	3,204,000	1,444
SOFTBANK CORP.	44,000	1,296
Advanced Info Service PCL	230,000	1,024
Türk Telekomünikasyon AS, Class D	252,400	936
Turkcell Iletisim Hizmetleri AS2	155,000	727
Philippine Long Distance Telephone Co.1	8,300	483
Telefónica, SA	27,800	482
Chunghwa Telecom Co., Ltd.	128,000	423
Maxis Bhd.	197,200	341
América Móvil, SAB de CV, Series L (ADR)	9,200	208
		21,346

INDUSTRIALS — 8.45%
Jardine Matheson Holdings Ltd.	97,000	4,564
Ryanair Holdings PLC (ADR)2	150,000	4,179
Legrand SA	85,000	2,734
ASSA ABLOY AB, Class B	90,100	2,260
Siemens AG	15,000	1,435
AB Volvo, Class B	93,800	1,026
Capita Group PLC	100,000	976
Hutchison Whampoa Ltd.	67,000	561
Embraer SA, ordinary nominative	72,000	454
Sandvik AB	35,522	436
Hutchison Port Holdings Trust3	668,000	414
Schneider Electric SA	7,228	381
Fiat Industrial SpA2	37,500	321
		19,741

FINANCIALS — 8.26%
Nordea Bank AB	420,000	3,250
Link Real Estate Investment Trust	778,000	2,865
Canadian Imperial Bank of Commerce (CIBC)	27,000	1,956
China Construction Bank Corp., Class H	2,193,500	1,531
Barclays PLC	490,000	1,340
Westfield Group	151,500	1,210
Prudential PLC	110,000	1,091
Bank of China Ltd., Class H	2,818,000	1,037
Banco Santander, SA	122,260	929
CapitaMall Trust, units	650,000	852
Itaú Unibanco Holding SA, preferred nominative	30,200	550
Deutsche Börse AG2	10,300	540
Deutsche Bank AG	13,500	514
Hongkong Land Holdings Ltd.	105,000	477
Japan Real Estate Investment Corp.	61	475
China Taiping Insurance Holdings Co. Ltd.2	200,000	371
Swedbank AB, Class A	17,842	231
Sberbank of Russia (ADR)	7,500	74
		19,293

HEALTH CARE — 6.33%
Getinge AB, Class B	165,000	4,182
Novartis AG	61,225	3,500
Mindray Medical International Ltd., Class A (ADR)	126,100	3,233
Sonic Healthcare Ltd.	236,175	2,725
GlaxoSmithKline PLC	50,500	1,154
		14,794

INFORMATION TECHNOLOGY — 6.13%
HTC Corp.	281,000	4,612
Quanta Computer Inc.	1,633,020	3,436
ASML Holding NV	53,000	2,228
NetEase.com, Inc. (ADR)2	34,400	1,543
MediaTek Inc.	139,369	1,277
Samsung Electronics Co. Ltd.1	1,100	1,012
Delta Electronics, Inc.	85,760	204
		14,312

ENERGY — 5.87%
BP PLC	988,051	7,066
Royal Dutch Shell PLC, Class B	125,000	4,764
PTT PCL	162,000	1,633
Woodside Petroleum Ltd.	8,179	256
		13,719

MATERIALS — 5.55%
Svenska Cellulosa AB SCA, Class B	269,000	3,987
Amcor Ltd.	282,000	2,080
Ube Industries, Ltd.	500,000	1,371
Formosa Chemicals & Fibre Corp.	499,000	1,317
Akzo Nobel NV	26,300	1,272
ArcelorMittal	58,600	1,072
CRH PLC	39,730	790
Syngenta AG	1,450	424
Nitto Denko Corp.	10,300	368
Israel Chemicals Ltd.1	27,200	283
		12,964

Total common stocks (cost: $194,029,000)		200,653

	Principal amount
Bonds, notes & other debt instruments — 5.22%	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 2.59%
German Government 3.00% 2020	€825	1,184
German Government, Series 8, 4.75% 2040	1,200	2,294
Netherlands Government Eurobond 3.75% 2042	615	1,010
Hungarian Government, Series 20A, 7.50% 2020	HUF221,950	790
United Mexican States Government, Series M30, 10.00% 2036	MXN8,700	774
		6,052

FINANCIALS — 1.48%
WEA Finance LLC 4.625% 20213	$3,275	3,219
Mizuho Capital Investment (USD) 2 Ltd, junior subordinated 14.95% (undated)3,4	200	244
		3,463

ENERGY — 0.70%
Gazprom OJSC, Series 9, 6.51% 2022	270	275
Gazprom OJSC 7.288% 2037	790	819
Shell International Finance BV 5.50% 2040	420	526
		1,620

TELECOMMUNICATION SERVICES — 0.45%
MTS International Funding Ltd. 8.625% 2020	860	928
MTS International Funding Ltd. 8.625% 20203	119	128
		1,056

Total bonds, notes & other debt instruments (cost: $12,233,000)		12,191

	Principal amount	Value
Short-term securities — 8.65%	(000)	(000)

Freddie Mac 0.07% due 7/17/2012	$2,700	$2,699
National Rural Utilities Cooperative Finance Corp. 0.10% due 1/18/2012	2,500	2,500
Straight-A Funding LLC 0.19% due 2/22/20123	2,500	2,500
Emerson Electric Co. 0.06% due 1/3/20123	2,400	2,400
International Bank for Reconstruction and Development 0.05% due 2/27/2012	2,300	2,300
British Columbia (Province of) 0.12% due 4/4/2012	2,000	1,999
Québec (Province of) 0.11% due 3/14/20123	2,000	1,998
Federal Home Loan Bank 0.01% due 3/2/2012	1,700	1,700
Thunder Bay Funding, LLC 0.20% due 1/17/20123	1,100	1,100
John Deere Credit Ltd. 0.10% due 1/19/20123	1,000	1,000

Total short-term securities (cost: $20,197,000)		20,196

Total investment securities (cost: $226,459,000)		233,040
Other assets less liabilities		538

Net assets		$233,578

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,289,000, which represented .98% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,003,000, which represented 5.57% of the net assets of the fund.

4Coupon rate may change periodically.

Key to abbreviations and symbol

ADR = American Depositary Receipts
SDR = Swedish Depositary Receipts
€ = Euros
HUF = Hungarian forints
MXN = Mexican pesos

Asset Allocation FundSM
Investment portfolio

December 31, 2011

Common stocks — 74.81%	Shares	Value (000)

INFORMATION TECHNOLOGY — 10.59%
Oracle Corp.	8,130,000	$208,534
Microsoft Corp.	6,500,000	168,740
Apple Inc.1	380,000	153,900
Google Inc., Class A1	180,000	116,262
Corning Inc.	8,200,000	106,436
Texas Instruments Inc.	3,500,000	101,885
ASML Holding NV (New York registered)	2,250,000	94,028
International Business Machines Corp.	430,000	79,068
VeriSign, Inc.	1,500,000	53,580
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	4,000,000	51,640
KLA-Tencor Corp.	900,000	43,425
		1,177,498

ENERGY — 9.94%
Kinder Morgan, Inc.	5,910,000	190,125
Chevron Corp.	1,700,000	180,880
Schlumberger Ltd.	1,730,000	118,176
Noble Energy, Inc.	700,000	66,073
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	2,600,000	64,610
Suncor Energy Inc.	2,150,000	62,004
Technip SA	650,000	61,093
Denbury Resources Inc.1	4,000,000	60,400
Apache Corp.	640,000	57,971
Transocean Ltd.	1,400,000	53,746
Baker Hughes Inc.	1,000,000	48,640
Tenaris SA (ADR)	1,300,000	48,334
Rosetta Resources Inc.1	1,100,000	47,850
Core Laboratories NV	400,000	45,580
		1,105,482

CONSUMER DISCRETIONARY — 9.93%
Comcast Corp., Class A	8,250,000	195,607
Home Depot, Inc.	4,300,000	180,772
VF Corp.	900,000	114,291
McDonald’s Corp.	1,060,000	106,350
DIRECTV, Class A1	2,000,000	85,520
SES SA, Class A (FDR)	3,000,000	72,006
Amazon.com, Inc.1	400,000	69,240
CarMax, Inc.1	1,940,000	59,131
Johnson Controls, Inc.	1,750,000	54,705
General Motors Co.1	2,500,000	50,675
Toyota Motor Corp.	1,400,000	46,655
Carnival Corp., units	1,120,000	36,557
Virgin Media Inc.	1,350,000	28,863
Cooper-Standard Holdings Inc.1,2,3	123,234	4,251
		1,104,623

FINANCIALS — 9.40%
ACE Ltd.	2,320,000	162,678
Goldman Sachs Group, Inc.	1,700,000	153,731
American Express Co.	2,600,000	122,642
T. Rowe Price Group, Inc.	1,700,000	96,815
Moody’s Corp.	2,400,000	80,832
Wells Fargo & Co.	2,500,000	68,900
Citigroup Inc.	2,500,000	65,775
Progressive Corp.	2,950,000	57,555
Marsh & McLennan Companies, Inc.	1,740,000	55,019
Allstate Corp.	1,900,000	52,079
JPMorgan Chase & Co.	1,500,000	49,875
Industrial and Commercial Bank of China Ltd., Class H	55,000,000	32,646
Ping An Insurance (Group) Co. of China, Ltd., Class H	4,500,000	29,666
China Life Insurance Co. Ltd., Class H	7,100,000	17,552
		1,045,765

HEALTH CARE — 9.00%
Merck & Co., Inc.	5,900,000	222,430
Johnson & Johnson	2,875,000	188,542
Baxter International Inc.	2,510,000	124,195
Cardinal Health, Inc.	2,901,424	117,827
Bristol-Myers Squibb Co.	2,500,000	88,100
Gilead Sciences, Inc.1	2,125,000	86,976
UnitedHealth Group Inc.	1,600,000	81,088
Aetna Inc.	1,394,000	58,813
Incyte Corp.1	2,160,000	32,422
		1,000,393

INDUSTRIALS — 6.64%
Boeing Co.	2,400,000	176,040
Parker Hannifin Corp.	1,000,000	76,250
General Electric Co.	4,000,000	71,640
Deere & Co.	900,000	69,615
Union Pacific Corp.	600,000	63,564
Lockheed Martin Corp.	750,000	60,675
Danaher Corp.	1,220,000	57,389
Emerson Electric Co.	1,200,000	55,908
CSX Corp.	2,610,000	54,967
Expeditors International of Washington, Inc.	1,266,245	51,865
Nortek, Inc.1	16,450	430
Atrium Corp.1,3,4	535	3
		738,346

MATERIALS — 6.00%
Dow Chemical Co.	5,500,000	158,180
FMC Corp.	1,250,000	107,550
Rio Tinto PLC	1,681,753	81,618
LyondellBasell Industries NV, Class A	2,500,000	81,225
Nucor Corp.	1,900,000	75,183
Monsanto Co.	800,000	56,056
Sigma-Aldrich Corp.	840,000	52,466
Barrick Gold Corp.	660,000	29,865
Martin Marietta Materials, Inc.	339,000	25,564
		667,707

CONSUMER STAPLES — 5.30%
Philip Morris International Inc.	1,870,000	146,758
Unilever NV (New York registered)	2,930,000	100,704
Nestlé SA (ADR)	1,250,000	72,137
Coca-Cola Co.	1,000,000	69,970
Procter & Gamble Co.	770,000	51,367
Costco Wholesale Corp.	600,000	49,992
Kraft Foods Inc., Class A	1,300,000	48,568
Colgate-Palmolive Co.	460,000	42,499
Origin Enterprises PLC	1,773,300	7,000
		588,995

TELECOMMUNICATION SERVICES — 2.22%
American Tower Corp., Class A	2,600,000	156,026
AT&T Inc.	3,000,000	90,720
		246,746

UTILITIES — 1.48%
PG&E Corp.	1,910,000	78,730
Exelon Corp.	1,250,000	54,213
Edison International	760,000	31,464
		164,407

MISCELLANEOUS — 4.31%
Other common stocks in initial period of acquisition		479,735

Total common stocks (cost: $7,085,799,000)		8,319,697

Rights & warrants — 0.00%

CONSUMER DISCRETIONARY — 0.00%
Cooper-Standard Holdings Inc., warrants, expire 20171,2,3	38,220	611
Revel Holdings, Inc., warrants, expire 20211,3,4	3,475	5

Total rights & warrants (cost: $432,000)		616

Convertible securities — 0.03%

CONSUMER DISCRETIONARY — 0.03%
Cooper-Standard Holdings Inc. 7.00% convertible preferred2,3	19,937	3,138

Total convertible securities (cost: $1,973,000)		3,138

	Principal amount
Bonds, notes & other debt instruments — 21.29%	(000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 7.38%
U.S. Treasury 4.875% 2012	$40,000	40,228
U.S. Treasury 0.75% 2013	72,875	73,517
U.S. Treasury 1.125% 2013	48,167	48,809
U.S. Treasury 1.375% 2013	89,458	90,901
U.S. Treasury 1.50% 2013	40,000	41,008
U.S. Treasury 1.875% 20135	8,186	8,564
U.S. Treasury 2.75% 2013	3,190	3,336
U.S. Treasury 1.875% 2014	44,845	46,495
U.S. Treasury 2.625% 2014	7,625	8,062
U.S. Treasury 1.875% 20155	23,719	26,198
U.S. Treasury 1.50% 2016	80,000	82,752
U.S. Treasury 2.00% 2016	13,500	14,248
U.S. Treasury 7.25% 2016	2,000	2,567
U.S. Treasury 3.50% 2018	52,630	60,026
U.S. Treasury 2.125% 20195	15,820	18,825
U.S. Treasury 6.25% 2023	44,235	63,344
U.S. Treasury 6.625% 2027	35,000	53,846
U.S. Treasury 4.375% 2039	7,000	9,076
U.S. Treasury 4.625% 2040	7,000	9,429
U.S. Treasury 4.75% 2041	46,000	63,302
Freddie Mac 1.75% 2015	20,000	20,691
Fannie Mae 6.25% 2029	9,575	13,511
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	6,000	6,081
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	5,750	5,801
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	4,250	4,254
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	2,875	2,905
CoBank ACB 1.146% 20222,6	3,805	2,865
		820,641

MORTGAGE-BACKED OBLIGATIONS7 — 5.32%
Fannie Mae 4.89% 2012	10,000	10,092
Fannie Mae 5.50% 2017	705	767
Fannie Mae 5.00% 2018	1,787	1,922
Fannie Mae 5.50% 2020	4,731	5,148
Fannie Mae 6.00% 2021	202	219
Fannie Mae 3.50% 2025	31,784	33,278
Fannie Mae 3.50% 2025	6,739	7,056
Fannie Mae 6.00% 2026	1,644	1,830
Fannie Mae 5.50% 2033	5,233	5,722
Fannie Mae 5.50% 2033	3,609	3,934
Fannie Mae 5.50% 2033	2,301	2,507
Fannie Mae 5.50% 2036	4,855	5,305
Fannie Mae 6.00% 2036	8,036	8,864
Fannie Mae 5.00% 2037	4,000	4,326
Fannie Mae 5.50% 2037	2,062	2,254
Fannie Mae 5.50% 2037	2,000	2,180
Fannie Mae 6.00% 2037	15,355	16,955
Fannie Mae 6.00% 2037	1,525	1,682
Fannie Mae 6.00% 2037	313	344
Fannie Mae 5.00% 2038	1,808	1,955
Fannie Mae 5.50% 2038	4,849	5,285
Fannie Mae 6.00% 2038	596	657
Fannie Mae 6.00% 2039	34,331	37,846
Fannie Mae 3.50% 2040	21,233	21,863
Fannie Mae 3.50% 2040	7,804	8,036
Fannie Mae 4.00% 2040	6,685	7,069
Fannie Mae 4.50% 2040	32,089	34,184
Fannie Mae 4.50% 2040	2,596	2,766
Fannie Mae 4.50% 2040	1,346	1,434
Fannie Mae 6.00% 2040	5,930	6,522
Fannie Mae 3.50% 2041	25,872	26,639
Fannie Mae 3.50% 2041	9,371	9,649
Fannie Mae 4.00% 2041	20,737	21,810
Fannie Mae 4.00% 2041	17,026	17,907
Fannie Mae 4.50% 2041	25,871	27,560
Fannie Mae 4.50% 2041	8,822	9,398
Fannie Mae 4.50% 2041	6,478	7,011
Fannie Mae 5.50% 2041	5,000	5,449
Fannie Mae 4.50% 2042	18,000	19,159
Fannie Mae 5.00% 2042	4,000	4,322
Fannie Mae 6.00% 2042	11,000	12,114
Fannie Mae 7.00% 2047	693	762
Fannie Mae 7.00% 2047	648	712
Fannie Mae 7.00% 2047	25	27
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	817	839
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	524	483
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	1,758	1,977
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	410	452
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	195	215
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	446	494
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	112	133
Freddie Mac 5.00% 2018	608	652
Freddie Mac 5.00% 2023	1,344	1,449
Freddie Mac 6.00% 2026	5,037	5,556
Freddie Mac 5.00% 20386	622	693
Freddie Mac 6.50% 2038	3,556	3,979
Freddie Mac 5.00% 2040	3,717	4,061
Freddie Mac 4.00% 2041	11,470	12,329
Freddie Mac 4.00% 2041	1,933	2,169
Freddie Mac, Series T-041, Class 3-A, 6.925% 2032	10,328	11,109
Freddie Mac, Series 3233, Class PA, 6.00% 2036	25,353	26,637
Freddie Mac, Series 3312, Class PA, 5.50% 2037	4,727	4,966
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.30% 20376	6,840	6,958
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A-3, 5.376% 2037	967	978
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 20462	5,625	5,818
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20462	7,000	7,303
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.74% 20496	8,543	9,282
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	2,761	2,783
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.882% 20386	3,000	3,344
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	10,000	10,867
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.269% 20446	10,000	11,049
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.622% (undated)6	9,100	9,798
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20372	3,125	3,263
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20372	2,125	2,285
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20372	1,875	2,005
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,750	6,929
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.225% 20446	2,250	2,497
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	3,000	3,289
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	4,475	4,553
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	2,608	2,760
Bank of America 5.50% 20122	2,240	2,285
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.309% 20456	5,000	5,127
GE Capital Commercial Mortgage Corp., Series 2002-1, Class A-3, 6.269% 2035	1,407	1,412
GE Capital Commercial Mortgage Corp., Series 2002-2, Class A-3, 5.349% 2036	324	328
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20262,3	1,360	1,379
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	1,067	1,104
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	179	180
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	758	774
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 20446	229	229
		591,293

FINANCIALS — 1.50%
Realogy Corp., Letter of Credit, 4.522% 20166,7,8	994	891
Realogy Corp., Term Loan B, 4.691% 20166,7,8	12,040	10,788
Realogy Corp., Second Lien Term Loan A, 13.50% 20177,8	14,685	14,777
Realogy Corp. 7.875% 20192	4,975	4,353
CIT Group Inc., Series A, 7.00% 2015	21,434	21,504
Springleaf Finance Corp., Term Loan B, 5.50% 20176,7,8	12,905	11,281
Hospitality Properties Trust 6.30% 2016	3,000	3,152
Hospitality Properties Trust 6.70% 2018	4,415	4,683
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20142	1,025	1,075
Westfield Group 5.70% 20162	3,700	3,968
Westfield Group 7.125% 20182	1,275	1,426
Kimco Realty Corp. 6.875% 2019	5,375	6,193
Royal Bank of Scotland PLC 4.875% 2015	6,000	5,742
Prologis, Inc. 7.375% 2019	5,055	5,718
Bank of America Corp. 5.75% 2017	3,100	2,932
Bank of America Corp. 5.00% 2021	3,000	2,736
Regions Financial Corp. 6.375% 2012	5,172	5,237
Goldman Sachs Group, Inc. 3.625% 2016	5,000	4,837
Morgan Stanley, Series F, 5.75% 2021	5,000	4,670
Simon Property Group, LP 5.875% 2017	1,500	1,716
Simon Property Group, LP 10.35% 2019	2,000	2,748
JPMorgan Chase & Co. 2.60% 2016	4,500	4,439
Wells Fargo & Co. 4.60% 2021	4,000	4,393
QBE Capital Funding III LP 7.25% 20412,6	1,750	1,543
QBE Capital Funding II LP 6.797% (undated)2,6	3,250	2,775
Société Générale 5.20% 20212	5,000	4,254
Barclays Bank PLC 2.50% 2013	1,875	1,868
Barclays Bank PLC 5.125% 2020	2,000	2,057
Monumental Global Funding III 0.603% 20142,6	4,000	3,816
HBOS PLC 6.75% 20182	4,600	3,692
BNP Paribas 5.00% 2021	3,250	3,133
Toronto-Dominion Bank 2.375% 2016	3,000	3,057
Standard Chartered PLC 3.85% 20152	3,000	3,022
Lazard Group LLC 7.125% 2015	2,585	2,778
Developers Diversified Realty Corp. 7.50% 2017	2,500	2,702
Intesa Sanpaolo SpA 6.50% 20212	2,775	2,280
AXA SA, Series B, junior subordinated 6.379% (undated)2,6	1,315	868
		167,104

HEALTH CARE — 1.50%
VWR Funding, Inc., Series B, 10.25% 20156,9	14,719	15,271
Tenet Healthcare Corp. 7.375% 2013	12,855	13,305
PTS Acquisition Corp. 9.50% 20156,9	6,559	6,772
PTS Acquisition Corp. 9.75% 2017	€5,495	6,507
inVentiv Health Inc. 10.00% 20182	$10,200	9,384
inVentiv Health Inc. 10.00% 20182	3,040	2,797
Bausch & Lomb Inc. 9.875% 2015	10,975	11,579
Quintiles, Term Loan B, 5.00% 20186,7,8	10,917	10,745
Kinetic Concepts, Inc. 10.50% 20182	7,905	7,767
Multiplan Inc. 9.875% 20182	7,230	7,555
GlaxoSmithKline Capital Inc. 4.85% 2013	6,825	7,226
Alkermes, Inc., Term Loan B, 6.75% 20176,7,8	4,915	4,897
Alkermes, Inc., Term Loan B, 9.50% 20186,7,8	2,175	2,153
Symbion Inc. 8.00% 2016	7,300	6,780
Novartis Capital Corp. 2.90% 2015	6,000	6,356
Surgical Care Affiliates, Inc. 8.875% 20152,6,9	5,870	5,914
Surgical Care Affiliates, Inc. 10.00% 20172	135	130
Cardinal Health, Inc. 5.80% 2016	4,500	5,163
Express Scripts Inc. 3.125% 2016	5,000	5,034
Rotech Healthcare Inc. 10.50% 2018	5,990	4,642
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	2,200	2,360
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	1,900	2,038
Centene Corp. 5.75% 2017	3,795	3,795
Grifols Inc. 8.25% 2018	3,260	3,439
Boston Scientific Corp. 6.00% 2020	3,000	3,353
Merge Healthcare Inc 11.75% 2015	3,020	3,216
Biogen Idec Inc. 6.00% 2013	2,560	2,693
Amgen Inc. 2.50% 2016	2,475	2,508
Gilead Sciences, Inc. 2.40% 2014	1,000	1,019
Gilead Sciences, Inc. 3.05% 2016	800	820
Patheon Inc. 8.625% 20172	1,265	1,012
ConvaTec Healthcare 10.50% 20182	590	530
Vanguard Health Systems Inc. 0% 2016	159	100
		166,860

TELECOMMUNICATION SERVICES — 1.25%
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 20152	12,895	12,411
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20152	8,195	7,888
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20172	7,055	5,909
Wind Acquisition SA 11.75% 20172	16,390	14,751
Wind Acquisition SA 7.25% 20182	3,350	3,057
Wind Acquisition SA 7.375% 2018	€2,835	3,137
Nextel Communications, Inc., Series E, 6.875% 2013	$3,770	3,770
Nextel Communications, Inc., Series F, 5.95% 2014	10,180	9,875
Nextel Communications, Inc., Series D, 7.375% 2015	2,775	2,553
Sprint Nextel Corp. 11.50% 20212	3,700	3,672
Cricket Communications, Inc. 10.00% 2015	6,365	6,397
Cricket Communications, Inc. 7.75% 2016	7,865	8,160
AT&T Inc. 6.70% 2013	4,340	4,787
SBC Communications Inc. 5.10% 2014	1,125	1,240
AT&T Inc. 5.35% 2040	2,500	2,817
Vodafone Group PLC, Term Loan, 6.875% 20153,7,8,9	5,780	5,794
Vodafone Group PLC, Term Loan B, 6.25% 20163,7,8,9	2,125	2,120
Deutsche Telekom International Finance BV 8.75% 20306	2,930	4,092
Deutsche Telekom International Finance BV 9.25% 2032	2,070	3,081
Trilogy International Partners, LLC, 10.25% 20162	7,550	6,946
Verizon Communications Inc. 5.50% 2017	4,125	4,782
Verizon Communications Inc. 4.75% 2041	25	27
Verizon Communications Inc. 6.00% 2041	975	1,211
France Télécom 4.125% 2021	5,000	5,048
Telecom Italia Capital SA, Series B, 5.25% 2013	2,200	2,115
Telecom Italia Capital SA 6.999% 2018	1,000	936
Telecom Italia Capital SA 7.175% 2019	2,000	1,876
American Tower Corp. 4.625% 2015	3,595	3,751
LightSquared, Term Loan B, 12.00% 20147,8,9	8,200	3,516
Telefónica Emisiones, SAU 3.729% 2015	925	888
Telefónica Emisiones, SAU 5.134% 2020	2,075	1,952
		138,559

INDUSTRIALS — 1.20%
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.479% 20146,7,8	1,478	1,118
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.579% 20146,7,8	23,952	18,121
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20146,7,8	3,535	2,825
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	905	91
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	16,945	14,869
Ply Gem Industries, Inc. 13.125% 2014	3,380	3,008
Ply Gem Industries, Inc. 8.25% 2018	12,630	11,067
CEVA Group PLC 8.375% 20172	2,025	1,909
CEVA Group PLC 11.50% 20182	12,155	11,031
Nortek Inc. 10.00% 20182	4,800	4,572
Nortek Inc. 8.50% 20212	6,135	5,215
General Electric Co. 5.25% 2017	5,780	6,644
DAE Aviation Holdings, Inc. 11.25% 20152	6,150	6,427
JELD-WEN Escrow Corp. 12.25% 20172	6,000	6,390
Union Pacific Corp. 5.75% 2017	830	983
Union Pacific Corp. 5.70% 2018	3,205	3,804
US Investigations Services, Inc. 10.50% 20152	3,600	3,258
US Investigations Services, Inc. 11.75% 20162	1,735	1,527
Euramax International, Inc. 9.50% 20162	5,795	4,549
Burlington Northern Santa Fe LLC 7.00% 2014	1,945	2,181
Burlington Northern Santa Fe LLC 4.10% 2021	2,000	2,162
RailAmerica, Inc. 9.25% 2017	3,684	4,043
Norfolk Southern Corp. 5.75% 2016	2,255	2,613
Norfolk Southern Corp. 5.75% 2018	1,075	1,269
Norfolk Southern Corp. 4.837% 20412	67	71
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	1,395	1,018
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	2,880	2,160
Atlas Copco AB 5.60% 20172	2,750	3,116
Volvo Treasury AB 5.95% 20152	2,205	2,344
Ashtead Capital, Inc. 9.00% 20162	2,150	2,252
Northwest Airlines, Inc., Term Loan B, 4.08% 20136,7,8	460	458
Northwest Airlines, Inc., Term Loan A, 2.33% 20186,7,8	1,737	1,624
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20187	226	223
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20197	13	13
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20212,7	56	53
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20227	770	755
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20197	246	47
		133,810

CONSUMER DISCRETIONARY — 0.97%
MGM Resorts International 6.75% 2012	12,665	12,887
MGM Resorts International 6.75% 2013	6,740	6,816
MGM Resorts International 5.875% 2014	11,965	11,666
Revel Entertainment, Term Loan B, 9.00% 20176,7,8	6,000	5,499
Revel Entertainment 12.00% 20183,4,9	7,432	5,370
Boyd Gaming Corp. 6.75% 2014	1,960	1,867
Boyd Gaming Corp. 7.125% 2016	3,075	2,675
Boyd Gaming Corp. 9.125% 2018	5,945	5,677
Comcast Corp. 6.45% 2037	1,750	2,125
Comcast Corp. 6.95% 2037	5,125	6,531
Time Warner Cable Inc. 6.75% 2018	3,345	3,977
Time Warner Cable Inc. 8.75% 2019	180	230
Time Warner Cable Inc. 5.00% 2020	3,000	3,291
Allison Transmission Holdings, Inc. 11.00% 20152	4,982	5,281
Neiman Marcus Group, Inc., Term Loan B, 4.75% 20186,7,8	5,285	5,107
Time Warner Inc. 5.875% 2016	2,760	3,190
Time Warner Inc. 6.25% 2041	1,000	1,201
Volkswagen International Finance NV 1.625% 20132	4,000	4,013
Virgin Media Secured Finance PLC 5.25% 2021	3,525	3,740
Univision Communications Inc., Term Loan, 4.546% 20176,7,8	3,461	3,092
Staples, Inc. 9.75% 2014	2,500	2,860
Michaels Stores, Inc. 13.00% 2016	2,400	2,568
Toys “R” Us-Delaware, Inc. 7.375% 20162	2,190	2,206
PETCO Animal Supplies, Inc. 9.25% 20182	2,000	2,155
Thomson Reuters Corp. 5.95% 2013	1,575	1,679
Thomson Reuters Corp. 6.50% 2018	140	168
Radio One, Inc., Term Loan B, 7.50% 20166,7,8	1,787	1,665
		107,536

INFORMATION TECHNOLOGY — 0.64%
First Data Corp. 9.875% 2015	2,489	2,340
First Data Corp. 9.875% 2015	197	186
First Data Corp. 10.55% 20159	2,409	2,310
First Data Corp. 11.25% 2016	3,290	2,747
First Data Corp. 7.375% 20192	600	567
First Data Corp. 8.25% 20212	5,234	4,711
First Data Corp. 12.625% 20212	8,236	7,206
First Data Corp. 8.75% 20222,6,9	10,810	9,351
Freescale Semiconductor, Inc. 10.125% 2016	14,847	15,701
Freescale Semiconductor, Inc. 10.125% 20182	3,625	3,969
SRA International, Inc., Term Loan B, 6.50% 20186,7,8	7,615	7,208
Sterling Merger Inc. 11.00% 20192	3,865	3,788
NXP BV and NXP Funding LLC 9.75% 20182	7,460	8,169
Blackboard Inc., Term Loan B, 7.50% 20186,7,8	2,300	2,186
Sanmina-SCI Corp. 8.125% 2016	430	446
		70,885

ENERGY — 0.56%
Petroplus Finance Ltd. 6.75% 20142	11,025	6,009
Petroplus Finance Ltd. 7.00% 20172	4,550	2,321
Petroplus Finance Ltd. 9.375% 20192	1,550	806
Woodside Finance Ltd. 4.60% 20212	7,660	7,833
Enbridge Energy Partners, LP, Series B, 6.50% 2018	3,050	3,552
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	2,654
Kinder Morgan Energy Partners LP 6.00% 2017	5,120	5,802
TransCanada PipeLines Ltd. 7.625% 2039	4,000	5,779
Transocean Inc. 5.05% 2016	4,500	4,601
Cenovus Energy Inc. 4.50% 2014	4,000	4,312
StatoilHydro ASA 1.80% 2016	4,000	4,059
Williams Partners L.P. 4.125% 2020	3,000	3,083
Williams Partners L.P. 4.00% 2021	780	802
Enterprise Products Operating LLC 5.20% 2020	3,500	3,879
Canadian Natural Resources Ltd. 5.70% 2017	3,000	3,552
Husky Energy Inc. 6.80% 2037	2,800	3,519
		62,563

CONSUMER STAPLES — 0.28%
Rite Aid Corp. 9.75% 2016	7,750	8,525
Rite Aid Corp. 10.375% 2016	1,032	1,102
Rite Aid Corp. 10.25% 2019	8,655	9,585
Rite Aid Corp. 8.00% 2020	1,750	1,942
Anheuser-Busch InBev NV 3.625% 2015	4,250	4,530
British American Tobacco International Finance PLC 9.50% 20182	2,470	3,358
Delhaize Group 6.50% 2017	1,800	2,118
		31,160

UTILITIES — 0.28%
MidAmerican Energy Co. 5.95% 2017	1,375	1,634
PacifiCorp., First Mortgage Bonds, 5.65% 2018	1,250	1,494
MidAmerican Energy Holdings Co. 5.95% 2037	3,500	4,143
Texas Competitive Electric Holdings Co. LLC, 11.50% 20202	7,375	6,296
CenterPoint Energy Resources Corp. 4.50% 2021	4,690	4,975
Electricité de France SA 6.50% 20192	170	193
Electricité de France SA 6.95% 20392	4,000	4,715
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	4,100	4,387
Virginia Electric and Power Co., Series B, 5.95% 2017	1,800	2,169
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20182,7	919	1,019
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	50	61
		31,086

MATERIALS — 0.23%
Georgia Gulf Corp. 9.00% 20172	7,450	7,916
Reynolds Group 8.75% 20162	2,780	2,940
Reynolds Group 9.875% 20192	3,595	3,505
Newpage Corp. 11.375% 2014	5,480	4,083
Ecolab Inc. 3.00% 2016	2,545	2,636
International Paper Co. 7.30% 2039	2,005	2,443
Rio Tinto Finance (USA) Ltd. 8.95% 2014	1,605	1,878
		25,401

ASSET-BACKED OBLIGATIONS7 — 0.10%
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	2,875	3,026
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035	1,800	1,909
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 1.419% 20346	2,396	1,849
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	1,239	1,260
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.585% 20192,6	1,167	1,138
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	982	952
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	500	513
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 1.094% 20346	206	149
		10,796

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.08%
Polish Government 5.25% 2014	1,000	1,037
Polish Government 6.375% 2019	2,950	3,275
Croatian Government 6.75% 20192	3,000	2,854
Hungarian Government 6.25% 2020	2,625	2,376
		9,542

Total bonds, notes & other debt instruments (cost: $2,284,760,000)		2,367,236

Short-term securities — 3.90%

Fannie Mae 0.05%–0.12% due 5/30–8/1/2012	112,900	112,865
Freddie Mac 0.08%–0.11% due 4/3–8/20/2012	83,200	83,175
NetJets Inc. 0.03%–0.08% due 1/3–2/1/20122	45,600	45,599
Chariot Funding, LLC 0.18%–0.22% due 2/14–2/27/20122	36,200	36,195
Jupiter Securitization Co., LLC 0.18% due 2/13/20122	6,000	5,998
Coca-Cola Co. 0.10%–0.17% due 1/13–3/19/20122	33,200	33,194
Federal Home Loan Bank 0.07% due 6/1–6/20/2012	32,600	32,579
IBM Corp. 0.05% due 1/30/20122	26,400	26,399
U.S. Treasury Bill 0.19% due 1/12/2012	20,200	20,200
Variable Funding Capital Company LLC 0.15% due 1/9/20122	13,500	13,499
eBay Inc. 0.11% due 3/1/20122	10,600	10,592
Federal Farm Credit Banks 0.14% due 5/15/2012	10,300	10,298
Paccar Financial Corp. 0.125% due 1/18/2012	3,000	3,000

Total short-term securities (cost: $433,586,000)		433,593

Total investment securities (cost: $9,806,550,000)		11,124,280
Other assets less liabilities		(3,642)

Net assets		$11,120,638

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $484,507,000, which represented 4.36% of the net assets of the fund.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $112,861,000, which represented 1.01% of the net assets of the fund. This amount includes $90,190,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

4Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets
Revel Entertainment 12.00% 2018	2/15/2011–9/16/2011	$7,165	$5,370	.05%
Revel Holdings, Inc., warrants, expire 2021	2/15/2011	—	5	.00
Atrium Corp.	4/30/2010	48	3	.00
Total restricted securities		$7,213	$5,378	.05%

5Index-linked bond whose principal amount moves with a government price index.
6Coupon rate may change periodically.
7Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

8Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $115,865,000, which represented 1.04% of the net assets of the fund.

9Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Key to abbreviations and symbol

ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts
€ = Euros

Global Balanced FundSM
Investment portfolio

December 31, 2011

Common stocks — 55.26%	Shares	Value (000)

INDUSTRIALS — 8.72%
General Electric Co.	87,400	$1,565
Siemens AG	12,315	1,179
Schneider Electric SA	15,100	795
Keppel Corp. Ltd.	106,000	760
Aggreko PLC	24,100	755
Atlas Copco AB, Class B	37,400	711
Union Pacific Corp.	4,950	524
Cummins Inc.	5,700	502
Deere & Co.	6,000	464
KONE Oyj, Class B	8,140	422
Komatsu Ltd.	15,000	351
CCR SA, ordinary nominative	45,600	299
Noble Group Ltd.	253,000	220
Geberit AG	800	154
		8,701

ENERGY — 6.36%
Royal Dutch Shell PLC, Class B	37,020	1,411
Chevron Corp.	12,030	1,280
Husky Energy Inc.	47,350	1,141
Penn West Petroleum Ltd.	37,800	749
Spectra Energy Corp	16,700	514
TOTAL SA	9,000	460
Technip SA	4,250	399
Tenaris SA (ADR)	10,500	390
		6,344

HEALTH CARE — 6.24%
Merck & Co., Inc.	43,420	1,637
Bristol-Myers Squibb Co.	43,560	1,535
Novo Nordisk A/S, Class B	4,600	529
Baxter International Inc.	10,600	525
Pfizer Inc	22,000	476
Novartis AG	7,660	438
Fresenius Medical Care AG & Co. KGaA	5,900	401
PT Kalbe Farma Tbk	948,000	355
Bayer AG	5,100	326
		6,222

CONSUMER STAPLES — 6.19%
Procter & Gamble Co.	20,350	1,358
Nestlé SA	23,290	1,339
Unilever PLC	27,050	909
Anheuser-Busch InBev NV (ADR)	7,500	457
Anheuser-Busch InBev NV	1,250	77
Costco Wholesale Corp.	5,720	476
British American Tobacco PLC	9,950	472
SABMiller PLC	11,700	412
CP ALL PCL	213,400	350
Grupo Modelo, SAB de CV, Series C	51,400	326
		6,176

INFORMATION TECHNOLOGY — 6.07%
Taiwan Semiconductor Manufacturing Co. Ltd.	559,000	1,399
Oracle Corp.	33,320	855
Canon, Inc.	18,500	820
Texas Instruments Inc.	16,500	480
Samsung Electronics Co. Ltd.1	460	423
KLA-Tencor Corp.	8,500	410
Apple Inc.2	930	377
Google Inc., Class A2	580	375
HTC Corp.	22,500	369
Automatic Data Processing, Inc.	6,830	369
Delta Electronics, Inc.	78,000	185
		6,062

CONSUMER DISCRETIONARY — 5.15%
Amazon.com, Inc.2	4,430	767
Truworths International Ltd.	79,760	730
Daimler AG	14,520	637
Home Depot, Inc.	14,430	607
Comcast Corp., Class A	21,930	520
McDonald’s Corp.	4,640	466
SES SA, Class A (FDR)	16,600	398
Industria de Diseño Textil, SA	4,770	391
Thomson Reuters Corp.	11,200	299
Eutelsat Communications	6,675	260
Hyundai Mobis Co., Ltd.1	240	61
		5,136

MATERIALS — 3.98%
MeadWestvaco Corp.	29,800	893
PT Semen Gresik (Persero) Tbk	388,000	490
Potash Corp. of Saskatchewan Inc.	11,300	466
E.I. du Pont de Nemours and Co.	10,000	458
L’Air Liquide SA, bonus shares1	2,094	259
L’Air Liquide SA, non-registered shares	1,426	176
Nucor Corp.	9,000	356
Syngenta AG	1,160	340
Alcoa Inc.	35,000	303
Formosa Chemicals & Fibre Corp.	89,000	235
		3,976

TELECOMMUNICATION SERVICES — 3.75%
Verizon Communications Inc.	22,110	887
Koninklijke KPN NV	55,800	668
Total Access Communication PCL	200,000	441
Total Access Communication PCL, nonvoting depository receipt	69,000	152
France Télécom SA	36,880	579
América Móvil, SAB de CV, Series L	412,700	468
AT&T Inc.	9,500	287
KT Corp.1	3,800	118
KT Corp. (ADR)	3,100	48
Portugal Telecom, SGPS, SA	15,660	90
		3,738

FINANCIALS — 3.56%
Industrial and Commercial Bank of China Ltd., Class H	970,000	576
HCP, Inc.	11,570	479
Prudential PLC	45,000	446
British Land Co. PLC	44,299	318
Sumitomo Mitsui Financial Group, Inc.	10,800	301
Toronto-Dominion Bank	3,900	292
ICICI Bank Ltd. (ADR)	8,600	227
Sanlam Ltd.	63,500	227
Goldman Sachs Group, Inc.	2,000	181
Bank of Nova Scotia	3,600	180
BNP Paribas SA	3,760	148
DNB ASA	9,800	96
HSBC Holdings PLC (United Kingdom)	11,000	84
		3,555

UTILITIES — 1.43%
Power Assets Holdings Ltd.	98,000	725
Cheung Kong Infrastructure Holdings Ltd.	65,000	381
International Power PLC	62,000	324
		1,430

MISCELLANEOUS — 3.81%
Other common stocks in initial period of acquisition		3,802

Total common stocks (cost: $57,475,000)		55,142

	Principal amount
Bonds, notes & other debt instruments — 33.03%	(000)

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 16.96%
Japanese Government, Series 238, 1.40% 2012	¥10,000	130
Japanese Government, Series 269, 1.30% 2015	17,500	235
Japanese Government, Series 275, 1.40% 2015	10,000	136
Japanese Government, Series 296, 1.50% 2018	180,000	2,487
Japanese Government, Series 310, 1.00% 2020	63,000	830
Japanese Government, Series 21, 2.30% 2035	10,000	141
German Government 4.25% 2014	€250	356
German Government, Series 6, 4.00% 2016	300	445
German Government, Series 7, 4.00% 2018	450	680
German Government, Series 8, 4.25% 2018	250	385
German Government 3.00% 2020	750	1,076
German Government, Series 9, 3.25% 2020	55	80
German Government 3.25% 2042	100	154
Singapore (Republic of) 1.625% 2013	$ S275	215
Singapore (Republic of) 3.625% 2014	170	141
Singapore (Republic of) 2.875% 2015	160	133
Singapore (Republic of) 3.75% 2016	430	377
Singapore (Republic of) 4.00% 2018	110	100
Singapore (Republic of) 3.25% 2020	200	175
Singapore (Republic of) 2.25% 2021	180	147
United Kingdom 4.50% 2013	£30	49
United Kingdom 2.75% 2015	30	50
United Kingdom 4.50% 2019	150	281
United Kingdom 3.75% 2020	50	90
United Kingdom 5.00% 2025	250	507
United Kingdom 4.75% 2038	70	145
United Kingdom 4.25% 2040	50	96
Swedish Government, Series 1041, 6.75% 2014	SKr 400	66
Swedish Government, Series 1049, 4.50% 2015	4,300	704
Swedish Government, Series 1047, 5.00% 2020	1,650	309
Swedish Government, Series 3104, 3.50% 20283	275	62
United Mexican States Government, Series M10, 8.00% 2015	MXN1,000	78
United Mexican States Government, Series M10, 7.75% 2017	5,500	433
United Mexican States Government 3.50% 20173	468	37
United Mexican States Government, Series M20, 10.00% 2024	2,000	185
United Mexican States Government, Series M30, 10.00% 2036	500	45
South Korean Government 5.25% 2015	KRW315,450	291
South Korean Government 5.50% 2017	80,550	77
South Korean Government, Series 2106, 4.25% 2021	412,000	372
Polish Government, Series 0414, 5.75% 2014	PLN 625	185
Polish Government, Series 1017, 5.25% 2017	500	144
Polish Government, Series 1020, 5.25% 2020	1,000	278
Polish Government 5.125% 2021	$100	102
Polish Government, Series 1021, 5.75% 2021	PLN100	29
Netherlands Government Eurobond 3.25% 2015	€520	727
Hungarian Government, Series 14/C, 5.50% 2014	HUF 35,000	134
Hungarian Government, Series 17/B, 6.75% 2017	14,600	54
Hungarian Government, Series 19/A, 6.50% 2019	127,750	434
Hungarian Government, Series 22A, 7.00% 2022	18,000	61
Canadian Government 4.25% 2018	$ C450	516
Israeli Government 4.50% 2015	ILS600	164
Israeli Government 5.00% 20153	64	19
Israeli Government 5.50% 2017	550	157
Kingdom of Denmark 4.00% 2019	DKr1,500	313
State of Qatar 3.125% 20174	$250	253
Bermudan Government 5.603% 2020	200	224
Colombia (Republic of) Global 4.375% 2021	200	216
Russian Federation 7.85% 2018	RUB5,000	158
Chilean Government 3.25% 2021	$125	129
Canada Housing Trust 3.35% 2020	$ C100	106
Province of Ontario, Series 1, 1.875% 2012	$100	101
Queensland Treasury Corp., Series 15, 6.00% 2015	$ A63	69
Queensland Treasury Corp. 6.00% 2015	5	5
Thai Government 5.25% 2014	THB1,325	44
		16,922

BONDS & NOTES OF U.S. GOVERNMENT — 6.25%
U.S. Treasury 3.875% 2013	$750	781
U.S. Treasury 1.75% 2015	975	1,018
U.S. Treasury 1.50% 2016	70	72
U.S. Treasury 2.00% 2016	70	74
U.S. Treasury 4.50% 2016	200	231
U.S. Treasury 8.875% 2017	100	143
U.S. Treasury 1.375% 20183	79	89
U.S. Treasury 3.50% 2018	550	627
U.S. Treasury 3.125% 2019	125	140
U.S. Treasury 3.50% 2020	400	460
U.S. Treasury 2.00% 2021	108	109
U.S. Treasury 2.125% 2021	600	615
U.S. Treasury 6.50% 2026	150	228
U.S. Treasury 5.25% 2029	300	415
U.S. Treasury 4.625% 2040	710	956
U.S. Treasury 3.75% 2041	60	71
U.S. Treasury 4.75% 2041	153	211
		6,240

CORPORATE BONDS & NOTES — 5.55%
FINANCIALS — 2.01%
JPMorgan Chase & Co. 4.25% 2020	100	101
JPMorgan Chase & Co. 4.625% 2021	196	203
Goldman Sachs Group, Inc. 7.50% 2019	100	111
Goldman Sachs Group, Inc. 5.25% 2021	100	98
Citigroup Inc. 4.587% 2015	30	30
Citigroup Inc. 3.953% 2016	175	175
Wells Fargo & Co. 4.60% 2021	150	165
Standard Chartered PLC 3.20% 20164	103	101
Standard Chartered Bank 5.875% 2017	€50	64
Munich Re Finance BV 6.75% 20235	80	108
UBS AG 5.75% 2018	$100	104
Boston Properties, Inc. 3.70% 2018	100	102
Westfield Group 6.75% 20194	50	56
WEA Finance LLC 4.625% 20214	45	44
Bank of America Corp. 5.625% 2020	100	92
Prologis, Inc. 6.875% 2020	76	84
Credit Suisse Group Finance (Guernsey) Ltd. 3.625% 20185	€50	59
Barclays Bank PLC 6.00% 2018	50	58
Simon Property Group, LP 6.125% 2018	$50	57
Kimco Realty Corp., Series C, 5.783% 2016	50	54
Royal Bank of Scotland PLC 6.934% 2018	€50	52
BNP Paribas 5.00% 2021	$50	48
Zurich Finance (USA), Inc., Series 6, 5.75% 20235	€30	39
		2,005

ENERGY — 0.70%
Statoil ASA 3.125% 2017	$40	42
Statoil ASA 3.15% 2022	160	165
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	100	114
Pemex Project Funding Master Trust 6.50% 20414	45	51
Kinder Morgan Energy Partners LP 3.50% 2016	100	104
TransCanada PipeLines Ltd. 5.05% 2014	$ C75	78
Spectra Energy Partners, LP 2.95% 2016	$75	76
Gazprom OJSC 5.875% 2015	€50	67
		697

CONSUMER STAPLES — 0.52%
Wal-Mart Stores, Inc. 2.80% 2016	$150	160
Philip Morris International Inc. 2.90% 2021	100	102
Anheuser-Busch InBev NV 0.761% 20145	100	100
Coca-Cola Co. 1.80% 2016	85	87
PepsiCo, Inc. 2.50% 2016	50	52
Procter & Gamble Co. 1.45% 2016	20	20
		521

HEALTH CARE — 0.43%
Amgen Inc. 2.50% 2016	100	101
Amgen Inc. 3.875% 2021	128	130
Express Scripts Inc. 6.125% 20414	75	81
Roche Holdings Inc. 6.00% 20194	50	61
Novartis Capital Corp. 2.90% 2015	50	53
		426

INFORMATION TECHNOLOGY — 0.38%
International Business Machines Corp. 1.95% 2016	200	206
Cisco Systems, Inc. 0.794% 20145	100	100
First Data Corp. 7.375% 20194	75	71
		377

CONSUMER DISCRETIONARY — 0.38%
Time Warner Inc. 4.75% 2021	200	217
Time Warner Cable Inc. 4.125% 2021	100	103
NBCUniversal Media, LLC 4.375% 2021	50	53
		373

TELECOMMUNICATION SERVICES — 0.36%
Verizon Communications Inc. 3.50% 2021	$75	78
Verizon Communications Inc. 6.00% 2041	50	62
Deutsche Telekom International Finance BV 6.00% 2017	€75	112
Koninklijke KPN NV 3.75% 2020	50	65
Telecom Italia Capital SA 7.175% 2019	$50	47
		364

MATERIALS — 0.32%
E.I. du Pont de Nemours and Co. 0.994% 20145	115	116
POSCO 4.25% 20204	100	97
ArcelorMittal 5.25% 2020	65	59
Rio Tinto Finance (USA) Ltd. 2.50% 2016	50	51
		323

UTILITIES — 0.28%
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017	125	137
Enersis SA 7.375% 2014	50	55
National Grid PLC 6.30% 2016	40	46
E.ON International Finance BV 5.80% 20184	25	29
PSEG Power LLC 2.75% 2016	15	15
		282

INDUSTRIALS — 0.17%
General Electric Capital Corp. 1.014% 20145	65	64
General Electric Capital Corp. 4.375% 2020	50	51
General Electric Capital Corp. 4.65% 2021	50	52
		167

Total corporate bonds & notes		5,535

MORTGAGE-BACKED OBLIGATIONS6 — 4.27%
Fannie Mae 3.00% 2027	300	310
Fannie Mae 3.50% 2027	440	460
Fannie Mae 4.00% 2027	80	84
Fannie Mae 6.00% 2037	109	120
Fannie Mae 5.00% 2038	200	216
Fannie Mae 6.00% 2038	44	49
Fannie Mae 5.00% 2039	200	216
Fannie Mae 4.00% 2040	84	88
Fannie Mae 5.50% 2040	50	54
Fannie Mae 4.50% 2041	150	160
Fannie Mae 5.00% 2041	346	380
Fannie Mae 5.00% 2041	123	135
Fannie Mae 5.00% 2041	99	109
Fannie Mae 5.00% 2041	50	55
Fannie Mae 3.50% 2042	700	720
Fannie Mae 4.00% 2042	100	105
Fannie Mae 4.50% 2042	400	426
Fannie Mae 5.00% 2042	175	189
Freddie Mac 5.00% 2041	285	311
Dexia Municipal Agency 4.50% 2017	€50	65
Nordea Hypotek AB 4.00% 2014	SKr100	15
		4,267

Total bonds, notes & other debt instruments (cost: $33,367,000)		32,964

	Principal amount	Value
Short-term securities — 17.28%	(000)	(000)

Federal Home Loan Bank 0.03%–0.15% due 2/10–11/26/2012	$3,000	$2,998
Roche Holdings, Inc. 0.06% due 1/23/20124	2,000	2,000
British Columbia (Province of) 0.13% due 4/9/2012	1,900	1,899
Straight-A Funding LLC 0.16%–0.19% due 2/8–2/22/20124	1,800	1,800
Emerson Electric Co. 0.06% due 1/3/20124	1,500	1,500
National Rural Utilities Cooperative Finance Corp. 0.10% due 1/18/2012	1,500	1,500
Québec (Province of) 0.11% due 1/17/20124	1,500	1,500
Coca-Cola Co. 0.11% due 4/5/20124	1,200	1,200
UBS Finance (Delaware) LLC 0.19% due 1/5/2012	1,000	1,000
Fannie Mae 0.07% due 1/4/2012	900	900
John Deere Credit Ltd. 0.10% due 1/19/20124	500	500
Barclays U.S. Funding Corp. 0.09% due 1/3/2012	450	450

Total short-term securities (cost: $17,246,000)		17,247

Total investment securities (cost: $108,088,000)		105,353
Other assets less liabilities		(5,563)

Net assets		$99,790

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $861,000, which represented .86% of the net assets of the fund. This amount includes $602,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.
3Index-linked bond whose principal amount moves with a government price index.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $9,344,000, which represented 9.36% of the net assets of the fund.

5Coupon rate may change periodically.
6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviations and symbols

ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts
A$ = Australian dollars
C$ = Canadian dollars
DKr = Danish kroner
€ = Euros
£ = British pounds
HUF = Hungarian forints
ILS = Israeli shekels
¥ = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
PLN = Polish zloty
RUB = Russian rubles
SKr = Swedish kronor
S$ = Singapore dollars
THB = Thai baht

Bond FundSM
Investment portfolio

December 31, 2011

Bonds, notes & other debt instruments — 94.97%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS1 — 34.23%
Fannie Mae 5.50% 2023	$4,922	$5,345
Fannie Mae 4.00% 2024	16,357	17,261
Fannie Mae 4.00% 2024	2,082	2,197
Fannie Mae 3.50% 2025	11,320	11,851
Fannie Mae 3.50% 2025	5,227	5,473
Fannie Mae 3.50% 2025	4,798	5,024
Fannie Mae 3.50% 2025	3,966	4,153
Fannie Mae 3.50% 2025	2,871	3,010
Fannie Mae 3.50% 2025	2,666	2,791
Fannie Mae 3.50% 2025	1,967	2,059
Fannie Mae 3.50% 2025	1,167	1,222
Fannie Mae 4.50% 2025	2,283	2,435
Fannie Mae, Series 2001-4, Class GA, 9.80% 20252	45	53
Fannie Mae 3.50% 2026	14,663	15,352
Fannie Mae 3.50% 2026	5,680	5,946
Fannie Mae 3.50% 2026	4,039	4,229
Fannie Mae 6.00% 2026	1,460	1,625
Fannie Mae 3.00% 2027	243,790	251,828
Fannie Mae 3.50% 2027	26,665	27,890
Fannie Mae 4.00% 2027	7,583	7,999
Fannie Mae 5.00% 2027	1,000	1,076
Fannie Mae 5.50% 2027	1,430	1,561
Fannie Mae 6.00% 2027	3,305	3,656
Fannie Mae 6.00% 2028	1,293	1,426
Fannie Mae 5.00% 2033	25	27
Fannie Mae 5.50% 2033	169	185
Fannie Mae 6.00% 2036	2,945	3,248
Fannie Mae 5.50% 2037	3,880	4,233
Fannie Mae 5.50% 2037	2,831	3,095
Fannie Mae 5.989% 20372	2,900	3,043
Fannie Mae 6.00% 2037	25,256	27,842
Fannie Mae 6.00% 2037	4,883	5,375
Fannie Mae 6.00% 2037	4,863	5,361
Fannie Mae 6.00% 2037	4,816	5,309
Fannie Mae 6.00% 2037	1,553	1,697
Fannie Mae 6.00% 2037	1,214	1,341
Fannie Mae 6.00% 2037	975	1,075
Fannie Mae 6.00% 2037	943	1,042
Fannie Mae 5.00% 2038	49,970	54,048
Fannie Mae 5.343% 20382	653	696
Fannie Mae 5.50% 2038	31,479	34,309
Fannie Mae 5.50% 2038	9,230	10,042
Fannie Mae 5.50% 2038	4,113	4,487
Fannie Mae 6.00% 2038	81,191	89,503
Fannie Mae 6.00% 2038	69,269	76,621
Fannie Mae 6.00% 2038	10,892	12,008
Fannie Mae 6.00% 2038	8,747	9,629
Fannie Mae 6.00% 2038	7,977	8,774
Fannie Mae 6.00% 2038	6,528	7,196
Fannie Mae 6.00% 2038	5,339	5,884
Fannie Mae 6.00% 2038	2,633	2,903
Fannie Mae 6.00% 2038	2,078	2,290
Fannie Mae 3.538% 20392	6,289	6,570
Fannie Mae 3.615% 20392	5,208	5,450
Fannie Mae 3.676% 20392	473	495
Fannie Mae 3.822% 20392	622	660
Fannie Mae 3.87% 20392	663	701
Fannie Mae 3.873% 20392	1,454	1,529
Fannie Mae 3.942% 20392	598	627
Fannie Mae 3.952% 20392	2,479	2,611
Fannie Mae 5.00% 2039	20,930	22,628
Fannie Mae 5.00% 2039	19,995	21,615
Fannie Mae 5.50% 2039	32,576	35,504
Fannie Mae 5.50% 2039	10,409	11,345
Fannie Mae 6.00% 2039	53,178	58,622
Fannie Mae 6.00% 2039	993	1,092
Fannie Mae 6.00% 2039	917	1,011
Fannie Mae 4.00% 2040	39,980	42,363
Fannie Mae 4.00% 2040	17,165	18,152
Fannie Mae 4.00% 2040	7,396	7,779
Fannie Mae 4.00% 2040	6,546	6,884
Fannie Mae 4.00% 2040	6,506	6,842
Fannie Mae 4.00% 2040	5,127	5,433
Fannie Mae 4.00% 2040	843	887
Fannie Mae 4.50% 2040	21,045	22,419
Fannie Mae 4.50% 2040	13,983	15,080
Fannie Mae 4.50% 2040	4,290	4,570
Fannie Mae 5.00% 2040	2,627	2,867
Fannie Mae 5.00% 2040	2,527	2,765
Fannie Mae 5.00% 2040	1,656	1,791
Fannie Mae 6.00% 2040	28,519	31,439
Fannie Mae 2.902% 20412	3,749	3,881
Fannie Mae 4.00% 2041	58,314	61,350
Fannie Mae 4.00% 2041	48,398	50,903
Fannie Mae 4.00% 2041	31,002	32,698
Fannie Mae 4.00% 2041	23,556	24,775
Fannie Mae 4.00% 2041	15,163	15,948
Fannie Mae 4.00% 2041	10,554	11,194
Fannie Mae 4.00% 2041	9,593	10,082
Fannie Mae 4.00% 2041	9,125	9,649
Fannie Mae 4.00% 2041	7,937	8,411
Fannie Mae 4.00% 2041	7,800	8,204
Fannie Mae 4.00% 2041	7,413	7,797
Fannie Mae 4.00% 2041	6,493	6,829
Fannie Mae 4.00% 2041	6,394	6,727
Fannie Mae 4.00% 2041	5,998	6,344
Fannie Mae 4.00% 2041	5,573	5,862
Fannie Mae 4.00% 2041	5,082	5,361
Fannie Mae 4.00% 2041	4,424	4,653
Fannie Mae 4.00% 2041	4,100	4,312
Fannie Mae 4.00% 2041	2,891	3,041
Fannie Mae 4.00% 2041	2,066	2,173
Fannie Mae 4.00% 2041	1,987	2,090
Fannie Mae 4.00% 2041	863	908
Fannie Mae 4.00% 2041	601	633
Fannie Mae 4.50% 2041	45,409	48,971
Fannie Mae 4.50% 2041	32,414	34,531
Fannie Mae 4.50% 2041	28,677	30,550
Fannie Mae 4.50% 2041	27,545	29,343
Fannie Mae 4.50% 2041	26,880	28,988
Fannie Mae 4.50% 2041	24,507	26,428
Fannie Mae 4.50% 2041	23,478	25,319
Fannie Mae 4.50% 2041	22,065	23,506
Fannie Mae 4.50% 2041	18,402	19,845
Fannie Mae 4.50% 2041	17,797	18,959
Fannie Mae 4.50% 2041	15,822	17,063
Fannie Mae 4.50% 2041	13,615	14,486
Fannie Mae 4.50% 2041	13,294	14,386
Fannie Mae 4.50% 2041	13,207	14,070
Fannie Mae 4.50% 2041	8,533	9,234
Fannie Mae 4.50% 2041	7,750	8,358
Fannie Mae 4.50% 2041	5,377	5,729
Fannie Mae 5.00% 2041	35,262	38,808
Fannie Mae 5.00% 2041	28,863	31,694
Fannie Mae 5.00% 2041	26,508	29,108
Fannie Mae 5.00% 2041	19,620	21,546
Fannie Mae 5.00% 2041	16,470	18,087
Fannie Mae 5.00% 2041	14,519	15,945
Fannie Mae 5.00% 2041	9,961	10,938
Fannie Mae 5.00% 2041	8,965	9,844
Fannie Mae 5.00% 2041	6,350	6,989
Fannie Mae 5.00% 2041	5,860	6,435
Fannie Mae 5.00% 2041	4,356	4,794
Fannie Mae 5.00% 2041	3,927	4,312
Fannie Mae 5.00% 2041	3,479	3,820
Fannie Mae 5.00% 2041	2,799	3,080
Fannie Mae 5.00% 2041	1,992	2,188
Fannie Mae 5.00% 2041	1,934	2,124
Fannie Mae 5.00% 2041	1,792	1,972
Fannie Mae 5.00% 2041	1,756	1,933
Fannie Mae 5.00% 2041	1,491	1,637
Fannie Mae 5.00% 2041	1,446	1,588
Fannie Mae 5.00% 2041	1,435	1,576
Fannie Mae 5.00% 2041	1,414	1,557
Fannie Mae 5.00% 2041	1,398	1,535
Fannie Mae 5.50% 2041	42,000	45,775
Fannie Mae 5.50% 2041	15,000	16,367
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	67	74
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	53	59
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	81	96
Fannie Mae 3.50% 2042	54,625	56,195
Fannie Mae 4.50% 2042	119,774	127,484
Fannie Mae 5.00% 2042	121,935	131,747
Fannie Mae 6.00% 2042	41,585	45,795
Fannie Mae, Series 2002-W1, Class 2A, 7.108% 20422	96	112
Freddie Mac, Series K702, Class A2, 3.154% 2018	13,000	13,788
Freddie Mac 5.50% 2033	979	1,079
Freddie Mac, Series 3061, Class PN, 5.50% 2035	1,021	1,125
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	1,943	1,714
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	1,611	1,476
Freddie Mac, Series 3257, Class PA, 5.50% 2036	4,672	5,102
Freddie Mac, Series 3318, Class JT, 5.50% 2037	3,077	3,362
Freddie Mac 5.676% 20372	1,646	1,754
Freddie Mac 5.00% 2038	155	170
Freddie Mac 5.00% 2038	5	6
Freddie Mac 5.50% 2038	45,872	49,845
Freddie Mac 5.50% 2038	10,413	11,326
Freddie Mac 5.50% 2038	2,000	2,173
Freddie Mac 5.50% 2038	964	1,052
Freddie Mac 5.50% 2038	467	507
Freddie Mac 3.725% 20392	790	834
Freddie Mac 3.923% 20392	2,341	2,456
Freddie Mac 5.50% 2039	2,614	2,840
Freddie Mac 3.17% 20402	5,668	5,915
Freddie Mac 5.50% 2040	8,975	9,753
Freddie Mac 5.50% 2040	2,000	2,173
Freddie Mac 4.50% 2041	22,824	24,500
Freddie Mac 4.50% 2041	21,570	23,235
Freddie Mac 4.50% 2041	14,440	15,501
Freddie Mac 4.50% 2041	12,213	13,110
Freddie Mac 4.50% 2041	9,984	10,718
Freddie Mac 4.50% 2041	8,327	8,939
Freddie Mac 4.50% 2041	5,936	6,372
Freddie Mac 4.50% 2041	3,301	3,543
Freddie Mac 4.50% 2041	1,911	2,051
Freddie Mac 5.00% 2041	28,635	31,352
Freddie Mac 5.00% 2041	19,698	21,518
Freddie Mac 5.00% 2041	14,743	16,142
Freddie Mac 5.50% 2041	34,000	36,858
Freddie Mac 5.50% 2041	13,000	14,126
Freddie Mac 5.50% 2042	84,375	91,560
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.30% 20372	2,280	2,319
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 20452	14,267	15,877
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20463	16,350	17,058
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.74% 20492	13,075	14,205
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	40,209	44,489
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	1,870	1,885
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.882% 20382	11,335	12,635
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	24,914	27,075
Government National Mortgage Assn. 3.50% 2025	4,917	5,251
Government National Mortgage Assn. 3.50% 2025	2,255	2,408
Government National Mortgage Assn. 3.50% 2025	1,833	1,958
Government National Mortgage Assn. 4.50% 2040	5,755	6,295
Government National Mortgage Assn. 3.50% 2041	14,690	15,321
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.225% 20442	12,635	14,025
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	11,500	12,610
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	1,532	1,536
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	603	605
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	17,950	19,232
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20402	4,083	4,222
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)2	22,540	24,356
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20463	19,358	20,353
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046	11,770	13,074
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20373	2,000	2,143
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20373	4,000	4,278
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20373	2,500	2,669
Bank of America 5.50% 20123	7,000	7,142
Royal Bank of Canada 3.125% 20153	6,840	7,135
Compagnie de Financement Foncier 2.125% 20133	6,400	6,334
Barclays Bank PLC 4.00% 2019	€4,700	6,331
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20412	$2,445	2,614
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 20432	1,910	2,066
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20432	1,065	1,106
Swedish Government, Series 124, 4.00% 2012	SKr34,000	4,966
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.33% 20442	$1,000	1,102
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.309% 20452	3,000	3,076
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	3,600	4,027
Northern Rock PLC 5.625% 20173	3,000	3,192
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.728% (undated)2	2,500	2,809
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	1,056	1,055
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	745	748
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	905	919
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20263,4	1,783	1,809
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	1,342	1,366
		3,196,912

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 27.02%
U.S. Treasury 1.00% 2012	101,500	101,823
U.S. Treasury 1.00% 2012	27,805	27,872
U.S. Treasury 1.125% 2013	161,048	163,193
U.S. Treasury 2.00% 2013	8,095	8,365
U.S. Treasury 1.875% 20135	30,822	32,245
U.S. Treasury 1.25% 2014	117,636	120,089
U.S. Treasury 1.875% 2015	74,610	78,217
U.S. Treasury 2.125% 2015	42,250	44,824
U.S. Treasury 0.125% 20165	80,786	84,334
U.S. Treasury 0.875% 2016	1,527	1,532
U.S. Treasury 1.00% 2016	100,830	101,911
U.S. Treasury 1.00% 2016	55,945	56,569
U.S. Treasury 1.00% 2016	22,495	22,717
U.S. Treasury 2.00% 2016	15,000	15,845
U.S. Treasury 2.375% 2016	75,000	80,347
U.S. Treasury 4.625% 2016	30,000	35,447
U.S. Treasury 7.50% 2016	50,000	65,979
U.S. Treasury 4.625% 2017	25,000	29,676
U.S. Treasury 8.75% 2017	75,000	105,795
U.S. Treasury 3.50% 2018	12,750	14,542
U.S. Treasury 8.75% 2020	40,000	63,118
U.S. Treasury 2.00% 2021	80,447	81,327
U.S. Treasury 2.125% 2021	249,930	256,246
U.S. Treasury 3.125% 2021	23,978	26,765
U.S. Treasury 3.625% 2021	9,250	10,737
U.S. Treasury 8.00% 2021	25,000	39,083
U.S. Treasury 7.625% 2025	20,000	32,334
U.S. Treasury 6.00% 2026	20,250	29,186
U.S. Treasury 6.125% 2027	25,000	37,155
U.S. Treasury 4.375% 2038	2,730	3,527
U.S. Treasury 4.25% 2039	98,211	124,788
U.S. Treasury 3.875% 2040	49,300	59,010
U.S. Treasury 4.25% 2040	40,000	50,934
U.S. Treasury 3.75% 2041	73,236	85,988
U.S. Treasury 4.75% 2041	10,000	13,761
Freddie Mac 2.125% 2012	50,000	50,723
Freddie Mac 0.375% 2013	30,000	30,026
Freddie Mac 2.50% 2014	30,000	31,393
Freddie Mac 5.00% 2014	10,000	11,127
Federal Home Loan Bank 1.75% 2012	44,000	44,462
Federal Home Loan Bank 2.25% 2012	20,000	20,125
Federal Home Loan Bank 3.625% 2013	25,000	26,454
Federal Home Loan Bank 4.00% 2013	30,000	31,803
Fannie Mae 1.00% 2013	25,000	25,305
Fannie Mae 4.625% 2013	6,700	7,065
Fannie Mae 2.50% 2014	6,250	6,554
Fannie Mae 3.00% 2014	8,500	9,058
Fannie Mae 1.25% 2016	10,000	10,068
Fannie Mae 5.375% 2016	2,080	2,481
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.824% 20122	15,000	15,074
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	12,000	12,107
CoBank ACB 7.875% 20183	9,260	11,024
CoBank ACB 1.146% 20222,3	14,990	11,288
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	10,000	10,132
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	9,000	9,091
Tennessee Valley Authority 5.25% 2039	10,500	13,395
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	10,000	10,041
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	8,000	8,085
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,599
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,243
		2,523,004

FINANCIALS — 7.96%
JPMorgan Chase & Co. 3.40% 2015	14,000	14,285
JPMorgan Chase & Co. 3.15% 2016	6,750	6,790
JPMorgan Chase & Co. 3.45% 2016	23,365	23,765
JPMorgan Chase & Co. 4.35% 2021	4,615	4,668
HBOS PLC 6.75% 20183	33,715	27,059
HBOS PLC 4.375% 20192	€965	838
Lloyds TSB Bank PLC 6.375% 2021	$8,750	8,781
HBOS PLC 6.00% 20333	6,002	3,676
Lloyds Banking Group PLC, junior subordinated 6.657% preference shares (undated)2,3,6	2,613	1,450
Prologis, Inc. 7.625% 2014	14,000	15,345
Prologis, Inc. 6.125% 2016	4,485	4,904
Prologis, Inc. 6.625% 2018	13,385	14,556
Prologis, Inc. 6.625% 2019	1,195	1,302
Prologis, Inc. 7.375% 2019	3,370	3,812
Morgan Stanley 3.80% 2016	5,000	4,612
Morgan Stanley, Series F, 6.625% 2018	5,165	5,105
Morgan Stanley, Series F, 5.625% 2019	17,100	15,855
Morgan Stanley 5.50% 2021	1,795	1,662
Morgan Stanley, Series F, 5.75% 2021	11,150	10,415
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	€2,595	3,393
Westfield Group 5.40% 20123	$7,800	7,993
Westfield Group 7.50% 20143	1,265	1,388
Westfield Group 5.70% 20163	6,860	7,356
Westfield Group 7.125% 20183	8,885	9,940
WEA Finance LLC 4.625% 20213	4,170	4,099
Citigroup Inc. 4.587% 2015	7,350	7,405
Citigroup Inc. 4.75% 2015	12,750	12,925
Citigroup Inc. 3.953% 2016	1,615	1,611
Citigroup Inc. 6.125% 2018	4,550	4,848
Citigroup Inc. 8.50% 2019	5,000	5,892
Société Générale 5.75% 20163	6,450	5,529
Société Générale 5.20% 20213	30,710	26,130
Bank of America Corp., Series L, 3.625% 2016	820	757
Bank of America Corp. 3.75% 2016	11,665	10,814
Bank of America Corp. 5.65% 2018	2,900	2,766
Bank of America Corp. 5.625% 2020	1,925	1,781
Bank of America Corp. 5.00% 2021	16,670	15,206
Standard Chartered PLC 3.85% 20153	15,175	15,287
Standard Chartered PLC 3.20% 20163	7,135	6,990
Standard Chartered Bank 6.40% 20173	7,890	8,115
Royal Bank of Scotland Group PLC 5.00% 2014	5,465	4,514
Royal Bank of Scotland Group PLC 5.05% 2015	6,753	5,511
Royal Bank of Scotland Group PLC 4.375% 2016	11,720	11,193
Royal Bank of Scotland Group PLC 4.70% 2018	1,722	1,126
Royal Bank of Scotland PLC 6.934% 2018	€3,445	3,562
RBS Capital Trust II 6.425% noncumulative trust (undated)2,6	$6,950	3,649
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)2,3,6	400	253
UBS AG 5.875% 2017	4,875	5,083
UBS AG 5.75% 2018	19,770	20,505
UBS AG 4.875% 2020	3,200	3,183
Wells Fargo & Co. 2.625% 2016	22,000	22,017
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)2	3,500	3,767
Intesa Sanpaolo SpA 6.50% 20213	25,685	21,107
Kimco Realty Corp. 6.00% 2012	500	515
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,015	1,053
Kimco Realty Corp., Series C, 4.82% 2014	3,780	3,929
Kimco Realty Corp., Series C, 4.904% 2015	1,120	1,178
Kimco Realty Corp. 5.70% 2017	3,000	3,237
Kimco Realty Corp. 4.30% 2018	5,740	5,828
Kimco Realty Corp. 6.875% 2019	3,500	4,032
Goldman Sachs Group, Inc. 3.625% 2016	2,500	2,418
Goldman Sachs Group, Inc. 7.50% 2019	12,500	13,820
Goldman Sachs Group, Inc. 6.25% 2041	2,970	2,918
Simon Property Group, LP 4.20% 2015	2,430	2,579
Simon Property Group, LP 5.875% 2017	2,500	2,859
Simon Property Group, LP 10.35% 2019	7,580	10,416
Simon Property Group, LP 4.125% 2021	1,000	1,047
Korea Development Bank 5.30% 2013	5,500	5,660
Korea Development Bank 8.00% 2014	8,750	9,651
Developers Diversified Realty Corp. 5.50% 2015	847	855
Developers Diversified Realty Corp. 9.625% 2016	10,520	12,250
Developers Diversified Realty Corp. 7.50% 2017	860	930
HSBC Finance Corp. 0.957% 20162	8,900	7,453
HSBC Bank USA, NA 4.875% 2020	6,530	6,068
Hospitality Properties Trust 5.125% 2015	765	775
Hospitality Properties Trust 6.30% 2016	300	315
Hospitality Properties Trust 5.625% 2017	3,835	3,889
Hospitality Properties Trust 6.70% 2018	7,920	8,401
MetLife Capital Trust IV, junior subordinated 7.875% 20672,3	2,505	2,611
MetLife Capital Trust X, junior subordinated 9.25% 20682,3	9,300	10,672
UniCredito Italiano SpA 6.00% 20173	15,635	11,782
HVB Funding Trust III, junior subordinated 9.00% 20313	1,299	1,062
Liberty Mutual Group Inc. 6.70% 20163	3,750	4,066
Liberty Mutual Group Inc. 6.50% 20353	3,435	3,354
Liberty Mutual Group Inc., Series C, 10.75% 20882,3	4,070	5,149
CIT Group Inc., Series A, 7.00% 2015	8,452	8,480
CIT Group Inc., Series A, 7.00% 2016	4,000	4,005
CNA Financial Corp. 5.85% 2014	625	659
CNA Financial Corp. 6.50% 2016	3,750	4,061
CNA Financial Corp. 7.35% 2019	1,800	2,009
CNA Financial Corp. 7.25% 2023	3,000	3,186
PNC Funding Corp. 6.70% 2019	7,000	8,551
BBVA Bancomer SA 4.50% 20163	6,850	6,747
BBVA Bancomer SA 6.50% 20213	1,075	1,041
Rouse Co. 7.20% 2012	2,360	2,404
Rouse Co. 6.75% 20133	4,500	4,562
Assicurazioni Generali SpA. 6.90% 20222	€5,595	6,778
UDR, Inc. 5.00% 2012	$1,000	1,001
UDR, Inc., Series A, 5.25% 2015	5,400	5,748
Realogy Corp., Letter of Credit, 4.522% 20161,2,7	346	310
Realogy Corp., Term Loan B, 4.691% 20161,2,7	3,534	3,167
Realogy Corp. 7.875% 20193	2,950	2,581
Commerzbank AG, Series 774, 7.75% 2021	€6,300	6,006
BNP Paribas 5.00% 2021	$5,045	4,863
BNP Paribas, junior subordinated 7.195% (undated)2,3	1,300	920
Catlin Insurance Ltd., junior subordinated 7.249% (undated)2,3	6,500	5,574
Barclays Bank PLC 5.125% 2020	5,000	5,143
Barclays Bank PLC, junior subordinated 6.86% (undated)2,3	500	390
ERP Operating LP 6.625% 2012	2,000	2,021
ERP Operating LP 5.25% 2014	3,000	3,195
Zions Bancorporation 5.65% 2014	5,000	5,088
Brandywine Operating Partnership, LP 4.95% 2018	4,875	4,805
Aviva PLC, junior subordinated 5.70% (undated)2	€4,370	4,250
ACE INA Holdings Inc. 5.875% 2014	$1,080	1,192
ACE INA Holdings Inc. 2.60% 2015	2,580	2,629
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	2,675	2,762
Host Hotels & Resorts LP 5.875% 20193	1,025	1,048
Zurich Finance (USA), Inc., Series 6, 5.75% 20232	€2,940	3,777
RSA Insurance Group PLC 9.375% 20392	£1,275	2,260
RSA Insurance Group PLC 8.50% (undated)2	760	1,159
Nationwide Mutual Insurance Co. 5.81% 20242,3	$3,125	2,836
Nationwide Mutual Insurance Co. 7.875% 20333	515	530
Lincoln National Corp. 5.65% 2012	3,250	3,316
Northern Trust Corp. 4.625% 2014	2,825	3,041
Santander Issuances, SA Unipersonal 6.50% 20192,3	3,400	2,962
Munich Re Finance BV 6.75% 20232	€2,160	2,915
American Express Co. 6.15% 2017	$2,500	2,863
Chubb Corp., junior subordinated 6.375% 20672	2,250	2,233
Rodamco Europe Finance BV, Series 5, 3.75% 2012	€1,600	2,110
Monumental Global Funding III 5.25% 20143	$2,000	2,103
AXA SA 8.60% 2030	1,325	1,306
AXA SA, Series B, junior subordinated 6.379% (undated)2,3	1,095	723
New York Life Global Funding 4.65% 20133	1,700	1,783
UnumProvident Finance Co. PLC 6.85% 20153	1,500	1,662
Prudential Holdings, LLC, Series C, 8.695% 20231,3	1,250	1,574
ACE Cash Express, Inc. 11.00% 20193	1,325	1,222
QBE Capital Funding II LP 6.797% (undated)2,3	1,415	1,208
HSBK (Europe) BV 7.25% 20213	935	888
Allstate Corp., Series B, junior subordinated 6.125% 20672	405	370
		743,364

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 5.29%
United Mexican States Government Global 6.375% 2013	1,260	1,320
United Mexican States Government, Series M, 7.00% 2014	MXN290,000	21,831
United Mexican States Government, Series MI10, 9.50% 2014	235,000	18,864
United Mexican States Government, Series M10, 7.75% 2017	324,500	25,540
United Mexican States Government Global 5.95% 2019	$9,090	10,849
United Mexican States Government Global 6.05% 2040	5,000	6,138
South Korean Government, Series 1406, 3.50% 2014	KRW 9,810,000	8,557
South Korean Government 4.25% 2014	18,760,000	16,673
South Korean Government 4.75% 2014	26,630,000	23,819
South Korean Government 5.00% 2014	10,060,000	9,110
South Korean Government 5.75% 2014	$4,800	5,230
South Korean Government 5.25% 2015	KRW3,100,000	2,860
Malaysian Government, Series 0109, 2.509% 2012	MYR11,610	3,653
Malaysian Government, Series 509, 3.21% 2013	64,250	20,351
Malaysian Government, Series 204, 5.094% 2014	51,555	17,028
Japanese Government, Series 310, 1.00% 2020	¥2,028,300	26,721
Japanese Government 2.40% 2038	522,350	7,564
Polish Government 3.875% 2015	$5,930	6,062
Polish Government 6.375% 2019	23,515	26,102
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20143	28,640	29,711
Hungarian Government 5.75% 2018	€4,350	4,779
Hungarian Government 6.00% 2019	8,080	8,869
Hungarian Government 6.25% 2020	$8,920	8,073
Sweden Government Agency-Guaranteed, Swedbank AB 2.80% 20123	7,750	7,766
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20133	10,000	10,209
Croatian Government 6.75% 20193	5,750	5,471
Croatian Government 6.625% 20203	3,065	2,873
Croatian Government 6.625% 2020	1,195	1,120
Croatian Government 6.375% 20213	7,445	6,805
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20123	14,275	14,419
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.50% 20123	5,875	5,978
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20143	7,155	7,490
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20123	6,500	6,544
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20143	5,570	5,837
Lithuania (Republic of) 6.75% 2015	5,190	5,424
Lithuania (Republic of) 6.125% 20213	5,830	5,830
Province of Ontario, Series 1, 1.875% 2012	10,000	10,124
Belgium (Kingdom of), Series 49, 4.00% 2017	€5,900	7,859
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	$6,000	7,575
Kingdom of Denmark 5.00% 2013	DKr39,575	7,514
KfW 1.35% 2014	¥564,000	7,494
Swedish Government, Series 1047, 5.00% 2020	SKr39,290	7,357
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 20143	$7,000	7,321
France Government Agency-Guaranteed, Société Finance 2.875% 20143	6,870	6,940
Latvia (Republic of) 5.25% 2021	6,500	6,017
Bermudan Government 5.603% 2020	2,735	3,068
Bermudan Government 5.603% 20203	2,495	2,799
Ireland Government Agency-Guaranteed, Irish Life & Permanent 3.60% 20133	6,600	5,792
European Investment Bank 4.25% 2014	€3,070	4,257
Bank Nederlandse Gemeenten 3.75% 2014	3,120	4,239
Netherlands Government Eurobond 4.50% 2017	2,610	3,893
Australia Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20123	$3,850	3,875
Canadian Government 4.25% 20265	$ C1,373	2,190
		493,784

CONSUMER DISCRETIONARY — 4.06%
Time Warner Cable Inc. 5.40% 2012	$2,000	2,045
Time Warner Cable Inc. 7.50% 2014	1,185	1,328
Time Warner Cable Inc. 8.25% 2014	7,925	8,938
Time Warner Cable Inc. 6.75% 2018	2,650	3,151
Time Warner Cable Inc. 8.25% 2019	2,395	3,012
Time Warner Cable Inc. 4.00% 2021	12,390	12,555
Time Warner Cable Inc. 6.75% 2039	5,300	6,273
Tele-Communications, Inc. 9.80% 2012	2,000	2,013
Comcast Corp. 5.85% 2015	4,525	5,154
Comcast Corp. 6.30% 2017	1,880	2,227
Comcast Corp. 5.875% 2018	4,800	5,556
Comcast Corp. 5.50% 2029	£1,160	1,984
Comcast Corp. 6.95% 2037	$630	803
Comcast Corp. 6.40% 2038	7,140	8,592
Comcast Corp. 6.40% 2040	5,750	7,160
Daimler Finance NA LLC 2.625% 20163	17,500	17,421
DaimlerChrysler North America Holding Corp. 8.50% 2031	4,650	6,510
News America Holdings Inc. 9.25% 2013	2,500	2,694
News America Inc. 4.50% 2021	7,930	8,327
News America Inc. 6.15% 2037	1,000	1,095
News America Inc. 6.65% 2037	2,400	2,723
News America Inc. 6.15% 2041	7,250	8,371
NBCUniversal Media, LLC 5.15% 2020	15,500	17,281
NBCUniversal Media, LLC 6.40% 2040	2,800	3,448
Time Warner Inc. 4.75% 2021	6,700	7,277
Time Warner Cable Inc. 4.00% 2022	2,935	3,032
AOL Time Warner Inc. 7.625% 2031	1,750	2,262
Time Warner Inc. 6.20% 2040	5,450	6,431
Time Warner Cable Inc. 5.375% 2041	1,370	1,487
Virgin Media Finance PLC, Series 1, 9.50% 2016	1,525	1,719
Virgin Media Secured Finance PLC 6.50% 2018	2,750	2,936
Virgin Media Finance PLC 8.375% 20193	3,825	4,217
Virgin Media Secured Finance PLC 5.25% 2021	9,125	9,682
Macy’s Retail Holdings, Inc. 8.125% 20152	15,650	18,086
Univision Communications Inc., Term Loan, 4.546% 20171,2,7	8,139	7,270
Univision Communications Inc. 6.875% 20193	2,530	2,454
Univision Communications Inc. 8.50% 20213	2,910	2,663
Volkswagen International Finance NV 1.625% 20133	4,750	4,765
Volkswagen International Finance NV 4.00% 20203	4,200	4,297
MGM Resorts International 13.00% 2013	3,125	3,727
MGM Resorts International 5.875% 2014	3,200	3,120
MGM Resorts International 6.875% 2016	1,000	930
MGM Resorts International 7.50% 2016	1,000	962
Home Depot, Inc. 4.40% 2021	7,500	8,469
Boyd Gaming Corp. 6.75% 2014	1,000	952
Boyd Gaming Corp. 7.125% 2016	2,350	2,044
Boyd Gaming Corp. 9.125% 2018	3,600	3,438
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.875% 2017	2,500	2,756
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.75% 2020	3,250	3,624
Walt Disney Co. 5.50% 2019	5,000	6,036
Warner Music Group 9.50% 20163	2,700	2,943
Warner Music Group 9.50% 2016	775	845
Warner Music Group 11.50% 20183	2,000	1,995
Nordstrom, Inc. 4.00% 2021	5,410	5,648
Allison Transmission Holdings, Inc., Term Loan B, 2.78% 20141,2,7	4,364	4,263
Allison Transmission Holdings, Inc. 11.00% 20153	1,085	1,150
Michaels Stores, Inc., Term Loan B3, 4.938% 20161,2,7	1,434	1,413
Michaels Stores, Inc., Term Loan B2, 4.938% 20161,2,7	486	479
Michaels Stores, Inc. 13.00% 2016	1,000	1,070
Michaels Stores, Inc. 7.75% 2018	2,400	2,436
Limited Brands, Inc. 8.50% 2019	1,421	1,663
Limited Brands, Inc. 7.00% 2020	175	190
Limited Brands, Inc. 6.625% 2021	3,320	3,536
PETCO Animal Supplies, Inc. 9.25% 20183	5,000	5,387
Neiman Marcus Group, Inc. 10.375% 2015	550	574
Neiman Marcus Group, Inc., Term Loan B, 4.75% 20181,2,7	4,975	4,807
Marks and Spencer Group PLC 6.25% 20173	5,000	5,321
Marriott International, Inc., Series J, 5.625% 2013	5,000	5,214
Cinemark USA, Inc., Term Loan, 3.53% 20161,2,7	806	803
Cinemark USA, Inc. 8.625% 2019	4,000	4,370
Revel Entertainment, Term Loan B, 9.00% 20171,2,7	5,275	4,835
Nara Cable Funding Ltd. 8.875% 2018	€3,425	3,967
ONO Finance II PLC 11.125% 2019	775	775
Needle Merger Sub Corp. 8.125% 20193	$4,500	4,309
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 20161,2,7	1,555	1,538
Toys “R” Us Property Co. II, LLC 8.50% 2017	800	832
Toys “R” Us Property Co. I, LLC 10.75% 2017	500	549
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 20181,2,7	1,194	1,173
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	1,850	1,982
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	2,000	2,095
FCE Bank PLC 7.125% 2013	€3,000	3,980
Cox Communications, Inc. 5.45% 2014	$3,500	3,888
DISH DBS Corp 7.875% 2019	700	794
DISH DBS Corp 6.75% 2021	2,775	3,004
J.C. Penney Co., Inc. 5.75% 2018	3,235	3,267
J.C. Penney Co., Inc. 5.65% 2020	460	453
Target Corp. 6.00% 2018	3,000	3,659
Academy, Ltd., Term Loan B, 6.00% 20181,2,7	3,500	3,473
AMC Entertainment Inc. 8.75% 2019	3,125	3,250
WPP Finance 2010 4.75% 20213	3,000	2,983
Staples, Inc. 9.75% 2014	2,250	2,574
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	2,125	2,306
Regal Cinemas Corp. 8.625% 2019	2,125	2,306
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	1,850	1,973
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25% 20171,2,7	1,432	1,409
Burlington Coat Factory Warehouse Corp. 10.00% 2019	475	467
Tenneco Inc. 6.875% 2020	1,700	1,751
Kabel BW Erste Beteiligu 7.50% 2019	€1,250	1,642
Mohegan Tribal Gaming Authority 7.125% 2014	$3,300	1,576
Seminole Tribe of Florida 5.798% 20131,3	520	522
Seminole Tribe of Florida 7.804% 20201,3	1,020	995
Sally Holdings LLC and Sally Capital Inc. 6.875% 20193	1,200	1,260
CityCenter Holdings, LLC 7.625% 20163	1,000	1,030
Education Management LLC and Education Management Finance Corp. 8.75% 2014	650	655
		378,676

ENERGY — 2.91%
Enbridge Energy Partners, LP, Series B, 6.50% 2018	7,940	9,246
Enbridge Energy Partners, LP 9.875% 2019	10,500	13,941
Enbridge Energy Partners, LP 5.20% 2020	5,655	6,291
Enbridge Energy Partners, LP 4.20% 2021	14,500	15,166
TransCanada PipeLines Ltd. 6.50% 2018	10,900	13,354
TransCanada PipeLines Ltd., junior subordinated 6.35% 20672	13,395	13,458
Kinder Morgan Energy Partners LP 6.00% 2017	380	431
Kinder Morgan Energy Partners LP 6.85% 2020	12,330	14,516
Kinder Morgan Energy Partners LP 4.15% 2022	1,000	1,019
Kinder Morgan Energy Partners LP 6.50% 2037	900	993
Kinder Morgan Energy Partners LP 6.95% 2038	7,000	7,918
StatoilHydro ASA 2.90% 2014	3,110	3,266
Statoil ASA 3.125% 2017	5,000	5,282
StatoilHydro ASA 5.25% 2019	6,130	7,103
Chevron Corp. 4.95% 2019	12,230	14,463
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	13,290	13,739
Shell International Finance BV 4.00% 2014	4,860	5,227
Shell International Finance BV 3.10% 2015	7,500	8,049
Husky Energy Inc. 7.25% 2019	9,965	12,210
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	2,950	3,100
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	6,035	6,690
Williams Partners L.P. 4.00% 2021	2,230	2,294
Anadarko Petroleum Corp. 6.375% 2017	10,000	11,608
Woodside Finance Ltd. 4.60% 20213	11,275	11,530
Devon Energy Corp. 5.625% 2014	2,500	2,728
Devon Energy Corp. 6.30% 2019	5,905	7,231
Transocean Inc. 5.05% 2016	1,400	1,431
Transocean Inc. 6.375% 2021	5,635	5,998
Transocean Inc. 7.35% 2041	365	406
Petrobras International 5.75% 2020	4,800	5,159
Petrobras International 6.875% 2040	2,240	2,612
Laredo Petroleum, Inc. 9.50% 20193	6,000	6,390
Peabody Energy Corp. 6.00% 20183	3,300	3,382
Peabody Energy Corp. 6.25% 20213	2,300	2,392
Cenovus Energy Inc. 4.50% 2014	5,015	5,407
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20181,3	3,830	3,820
Petroplus Finance Ltd. 6.75% 20143	5,000	2,725
Petroplus Finance Ltd. 7.00% 20173	1,000	510
Petroplus Finance Ltd. 9.375% 20193	950	494
Canadian Natural Resources Ltd. 3.45% 2021	3,440	3,591
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	3,000	3,135
Enterprise Products Operating LLC 5.20% 2020	2,575	2,854
Arch Coal, Inc. 7.00% 20193	2,650	2,716
Ras Laffan Liquefied Natural Gas III 5.832% 20161	1,552	1,664
Ras Laffan Liquefied Natural Gas II 5.298% 20201	965	1,040
Alpha Natural Resources, Inc. 6.00% 2019	2,750	2,681
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20211,3	2,352	2,434
Williams Companies, Inc. 8.75% 2032	229	300
		271,994

INDUSTRIALS — 2.58%
Volvo Treasury AB 5.95% 20153	31,500	33,488
Volvo Treasury AB 5.00% 2017	€1,090	1,463
Burlington Northern Santa Fe LLC 7.00% 2014	$6,480	7,265
Burlington Northern Santa Fe LLC 5.65% 2017	5,500	6,356
Burlington Northern Santa Fe LLC 5.75% 2018	1,505	1,760
Burlington Northern Santa Fe LLC 4.70% 2019	7,480	8,406
Burlington Northern Santa Fe LLC 3.45% 2021	2,240	2,312
BNSF Funding Trust I 6.613% 20552	1,680	1,735
General Electric Capital Corp. 3.35% 2016	14,750	15,381
General Electric Capital Corp., Series A, 0.705% 20182	1,000	880
Norfolk Southern Corp. 5.75% 2016	5,270	6,107
Norfolk Southern Corp. 4.837% 20413	8,061	8,569
Waste Management, Inc. 4.60% 2021	12,860	13,957
United Air Lines, Inc., Term Loan B, 2.313% 20141,2,7	1,537	1,475
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 20061,4,6	230	—
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20181	84	81
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20181	580	571
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20191	1,427	1,477
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20191	2,595	2,711
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20201	709	741
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20211	1,325	1,323
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20221	482	498
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20221	2,351	2,513
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20221	1,915	2,062
Union Pacific Corp. 5.125% 2014	2,300	2,483
Union Pacific Corp. 4.00% 2021	7,500	8,059
Union Pacific Corp. 4.163% 2022	2,314	2,516
Canadian National Railway Co. 4.95% 2014	1,430	1,542
Canadian National Railway Co. 5.55% 2018	5,000	5,956
Canadian National Railway Co. 2.85% 2021	5,000	5,077
United Technologies Corp. 4.50% 2020	10,215	11,528
Northwest Airlines, Inc., Term Loan A, 2.33% 20181,2,7	7,390	6,910
Northrop Grumman Corp. 5.05% 2019	6,180	6,898
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.479% 20141,2,7	456	345
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.579% 20141,2,7	7,561	5,720
Ashtead Capital, Inc. 9.00% 20163	5,660	5,929
CSX Corp. 6.25% 2015	5,000	5,718
Republic Services, Inc. 5.00% 2020	5,000	5,621
DAE Aviation Holdings, Inc. 11.25% 20153	5,255	5,492
Kansas City Southern Railway Co. 8.00% 2015	4,500	4,798
Koninklijke Philips Electronics NV 4.625% 2013	4,300	4,490
Esterline Technologies Corp. 6.625% 2017	1,335	1,388
Esterline Technologies Corp. 7.00% 2020	2,475	2,624
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	1,955	2,256
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	462	531
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 2018	1,000	1,085
Ply Gem Industries, Inc. 8.25% 2018	4,250	3,724
ARAMARK Corp. 3.929% 20152	200	194
ARAMARK Corp. 8.50% 2015	2,175	2,240
ARAMARK Corp. 8.625% 20163,8	1,000	1,035
Atlas Copco AB 5.60% 20173	2,340	2,652
US Investigations Services, Inc. 11.75% 20163	3,010	2,649
RailAmerica, Inc. 9.25% 2017	1,889	2,073
RBS Global, Inc. and Rexnord LLC 8.50% 2018	1,800	1,917
Caterpillar Financial Services Corp., Series F, 6.20% 2013	1,610	1,756
Euramax International, Inc. 9.50% 20163	1,775	1,393
Hutchison Whampoa International Ltd. 6.50% 20133	972	1,018
Florida East Coast Railway Corp. 8.125% 2017	800	794
John Deere Capital Corp., Series D, 4.50% 2013	500	524
Odebrecht Finance Ltd 6.00% 20233	500	504
TransDigm Inc. 7.75% 2018	210	227
		240,797

HEALTH CARE — 2.57%
Express Scripts Inc. 5.25% 2012	5,460	5,564
Express Scripts Inc. 2.75% 20143	8,750	8,863
Express Scripts Inc. 6.25% 2014	2,020	2,203
Express Scripts Inc. 3.125% 2016	19,500	19,632
Roche Holdings Inc. 6.00% 20193	20,980	25,543
Novartis Capital Corp. 1.90% 2013	10,000	10,201
Novartis Securities Investment Ltd. 5.125% 2019	8,630	10,155
Biogen Idec Inc. 6.00% 2013	14,000	14,726
Gilead Sciences, Inc. 2.40% 2014	4,780	4,870
Gilead Sciences, Inc. 3.05% 2016	5,815	5,960
Gilead Sciences, Inc. 4.40% 2021	3,055	3,239
UnitedHealth Group Inc. 1.875% 2016	5,295	5,302
UnitedHealth Group Inc. 4.70% 2021	7,195	8,101
Pfizer Inc 6.20% 2019	8,930	11,032
Cardinal Health, Inc. 4.00% 2015	2,715	2,908
Cardinal Health, Inc. 5.80% 2016	1,235	1,417
Cardinal Health, Inc. 4.625% 2020	5,880	6,313
Boston Scientific Corp. 6.00% 2020	6,950	7,769
Grifols Inc. 8.25% 2018	7,194	7,590
Sanofi 0.884% 20142	7,500	7,493
Quintiles, Term Loan B, 5.00% 20181,2,7	7,363	7,247
PTS Acquisition Corp. 9.50% 20152,8	6,062	6,259
VWR Funding, Inc., Series B, 10.25% 20152,8	5,732	5,947
McKesson Corp. 3.25% 2016	5,456	5,781
Schering-Plough Corp. 5.375% 2014	€3,955	5,641
inVentiv Health Inc. 10.00% 20183	$5,650	5,198
Amgen Inc. 2.50% 2016	5,000	5,067
Johnson & Johnson 0.547% 20142	5,000	5,015
Patheon Inc. 8.625% 20173	5,870	4,696
Centene Corp. 5.75% 2017	3,600	3,600
Symbion Inc. 8.00% 2016	3,825	3,552
HCA Inc., Term Loan B2, 3.829% 20171,2,7	1,910	1,817
HCA Inc. 7.50% 2022	1,625	1,666
WellPoint, Inc. 5.25% 2016	3,000	3,362
Surgical Care Affiliates, Inc. 10.00% 20173	2,500	2,412
Tenet Healthcare Corp. 7.375% 2013	1,000	1,035
Tenet Healthcare Corp. 9.25% 2015	1,245	1,315
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	1,150	1,233
Endo Pharmaceuticals Holdings Inc. 7.00% 2019	430	460
		240,184

UTILITIES — 2.14%
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	8,901	10,243
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	9,505	10,801
Consumers Energy Co. 5.65% 2018	940	1,112
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	9,290	11,288
CMS Energy Corp. 8.75% 2019	2,000	2,379
Allegheny Energy Supply Co., LLC 8.25% 20123	10,000	10,182
Ohio Edison Co. 6.40% 2016	7,750	8,944
Cleveland Electric Illuminating Co. 8.875% 2018	7,475	10,041
Public Service Co. of Colorado 5.80% 2018	7,860	9,448
Public Service Co. of Colorado 5.125% 2019	500	592
Public Service Co. of Colorado 3.20% 2020	9,860	10,244
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	13,750	19,804
CenterPoint Energy Resources Corp. 4.50% 2021	13,855	14,696
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	2,200	2,365
MidAmerican Energy Holdings Co. 5.75% 2018	7,740	8,942
Midwest Generation, LLC, Series B, 8.56% 20161	1,740	1,766
Edison Mission Energy 7.00% 2017	2,050	1,343
Edison Mission Energy 7.20% 2019	5,250	3,307
Edison Mission Energy 7.625% 2027	4,500	2,677
Israel Electric Corp. 7.25% 2019	7,750	8,006
Veolia Environnement 6.00% 2018	4,000	4,372
Veolia Environnement 6.125% 2033	€1,775	2,462
Wisconsin Electric Power Co. 2.95% 2021	$6,445	6,580
PSEG Power LLC 2.75% 2016	3,400	3,421
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,460	2,915
E.ON International Finance BV 5.80% 20183	5,000	5,726
Niagara Mohawk Power 3.553% 20143	2,625	2,760
National Grid PLC 6.30% 2016	2,315	2,660
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	2,850	3,035
NV Energy, Inc 6.25% 2020	1,500	1,561
Enel Finance International SA 3.875% 20143	3,580	3,488
ENEL SpA 5.625% 2027	€480	540
Iberdrola Finance Ireland 3.80% 20143	$3,410	3,407
AES Corp. 8.00% 2020	2,000	2,210
AES Corp. 7.375% 20213	975	1,055
TXU, Term Loan, 4.776% 20171,2,7	3,749	2,383
PG&E Corp. 5.75% 2014	2,000	2,180
Intergen Power 9.00% 20173	1,000	1,057
		199,992

TELECOMMUNICATION SERVICES — 2.13%
Verizon Communications Inc. 7.375% 2013	5,000	5,571
Verizon Communications Inc. 5.50% 2017	3,450	4,000
Verizon Communications Inc. 8.50% 2018	1,000	1,351
Verizon Communications Inc. 8.75% 2018	3,750	5,071
Verizon Communications Inc. 3.50% 2021	10,900	11,367
Verizon Communications Inc. 4.75% 2041	4,750	5,122
France Télécom 4.375% 2014	1,530	1,617
France Télécom 2.125% 2015	6,520	6,466
France Télécom 2.75% 2016	14,500	14,558
Telecom Italia Capital SA 6.999% 2018	11,700	10,949
Telecom Italia Capital SA 7.175% 2019	1,890	1,773
Telecom Italia Capital SA 6.375% 2033	2,035	1,543
Telecom Italia SpA 7.75% 2033	€3,375	3,848
Telecom Italia Capital SA 7.20% 2036	$5,175	4,280
Deutsche Telekom International Finance BV 5.875% 2013	1,400	1,485
Deutsche Telekom International Finance BV 3.125% 20163	5,495	5,542
Deutsche Telekom International Finance BV 8.75% 20302	4,100	5,726
Deutsche Telekom International Finance BV 9.25% 2032	4,303	6,406
AT&T Inc. 6.70% 2013	2,000	2,206
SBC Communications Inc. 5.10% 2014	2,700	2,976
AT&T Inc. 5.35% 2040	10,075	11,354
AT&T Inc. 5.55% 2041	525	619
Koninklijke KPN NV 8.375% 2030	12,500	16,059
Nextel Communications, Inc., Series E, 6.875% 2013	6,400	6,400
Nextel Communications, Inc., Series F, 5.95% 2014	195	189
Nextel Communications, Inc., Series D, 7.375% 2015	5,580	5,134
Sprint Nextel Corp. 9.00% 20183	2,000	2,105
Sprint Nextel Corp. 11.50% 20213	925	918
Telefónica Emisiones, SAU 4.375% 2016	€3,900	5,039
Telefónica Emisiones, SAU 5.134% 2020	$2,800	2,634
Telefónica Emisiones, SAU 5.462% 2021	5,025	4,802
Telefónica Europe BV 8.25% 2030	1,175	1,294
Wind Acquisition SA 11.75% 20173	4,550	4,095
Wind Acquisition SA 7.25% 20183	3,000	2,738
American Tower Corp. 4.625% 2015	6,475	6,755
Level 3 Financing, Inc. 10.00% 2018	1,000	1,065
Level 3 Escrow Inc. 8.125% 20193	3,050	3,012
Level 3 Communications, Inc. 11.875% 2019	2,000	2,140
Frontier Communications Corp. 7.875% 2015	1,175	1,197
Frontier Communications Corp. 8.25% 2017	3,775	3,879
Frontier Communications Corp. 8.125% 2018	600	608
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20153	3,100	2,984
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 20153	1,000	963
Cricket Communications, Inc. 7.75% 2016	3,000	3,113
Vodafone Group PLC, Term Loan B, 6.25% 20161,4,7,8	3,050	3,042
Crown Castle International Corp. 9.00% 2015	1,450	1,582
Crown Castle International Corp. 7.125% 2019	1,000	1,085
LightSquared, Term Loan B, 12.00% 20141,7,8	3,254	1,395
Sorenson Communications 10.50% 20153	1,025	712
		198,769

CONSUMER STAPLES — 1.53%
Anheuser-Busch InBev NV 3.625% 2015	5,050	5,382
Anheuser-Busch InBev NV 4.125% 2015	10,000	10,791
Anheuser-Busch InBev NV 6.875% 2019	3,320	4,175
Anheuser-Busch InBev NV 7.75% 2019	10,315	13,375
Kroger Co. 5.00% 2013	4,500	4,710
Kroger Co. 7.50% 2014	5,650	6,318
Kroger Co. 3.90% 2015	7,500	8,071
Kroger Co. 6.40% 2017	1,880	2,239
Coca-Cola Co. 1.50% 2015	8,110	8,230
Coca-Cola Co. 3.15% 2020	6,285	6,606
British American Tobacco International Finance PLC 9.50% 20183	10,137	13,780
Tesco PLC 5.50% 20173	10,035	11,662
Tesco PLC 5.50% 2033	£330	585
Altria Group, Inc. 9.95% 2038	$3,200	4,874
Altria Group, Inc. 10.20% 2039	3,100	4,831
Wal-Mart Stores, Inc. 5.80% 2018	7,395	9,075
Pernod Ricard SA 4.45% 20223	7,500	7,870
PepsiCo, Inc. 2.50% 2016	5,000	5,208
SUPERVALU INC. 7.50% 2012	585	594
Albertson’s, Inc. 7.25% 2013	1,790	1,871
SUPERVALU INC. 8.00% 2016	1,950	2,023
Constellation Brands, Inc. 7.25% 2017	4,000	4,420
Kraft Foods Inc. 2.625% 2013	2,555	2,611
Stater Bros. Holdings Inc. 7.75% 2015	1,425	1,469
Stater Bros. Holdings Inc. 7.375% 2018	500	530
BFF International Ltd. 7.25% 20203	1,400	1,557
		142,857

INFORMATION TECHNOLOGY — 1.06%
International Business Machines Corp. 1.95% 2016	18,965	19,544
International Business Machines Corp. 2.00% 2016	7,500	7,702
First Data Corp., Term Loan B2, 3.044% 20141,2,7	3,855	3,508
First Data Corp. 9.875% 2015	245	230
First Data Corp. 10.55% 20158	12	12
First Data Corp. 11.25% 2016	1,500	1,252
First Data Corp. 7.375% 20193	3,500	3,308
First Data Corp. 8.25% 20213	1,138	1,024
First Data Corp. 12.625% 20213	2,781	2,433
First Data Corp. 8.75% 20222,3,8	4,641	4,014
NXP BV and NXP Funding LLC 10.00% 20139	8,398	9,301
Cisco Systems, Inc. 4.45% 2020	7,500	8,539
Jabil Circuit, Inc. 8.25% 2018	5,300	6,135
Freescale Semiconductor, Inc., Term Loan, 4.52% 20161,2,7	995	954
Freescale Semiconductor, Inc. 10.125% 2016	774	819
Freescale Semiconductor, Inc. 10.125% 20183	3,868	4,235
SunGard Data Systems Inc. 7.375% 2018	1,800	1,852
SunGard Data Systems Inc. 7.625% 2020	3,100	3,201
National Semiconductor Corp. 6.15% 2012	4,500	4,611
SRA International, Inc., Term Loan B, 6.50% 20181,2,7	2,897	2,743
Sterling Merger Inc. 11.00% 20193	1,625	1,592
Advanced Micro Devices, Inc. 8.125% 2017	3,775	3,935
Sanmina-SCI Corp. 3.296% 20142,3	3,275	3,201
Blackboard Inc., Term Loan B, 7.50% 20181,2,7	2,150	2,044
Electronic Data Systems Corp., Series B, 6.00% 20132	1,500	1,591
EH Holding Corp. 6.50% 20193	1,300	1,362
		99,142

MATERIALS — 0.99%
ArcelorMittal 3.75% 2016	4,865	4,623
ArcelorMittal 5.50% 2021	10,120	9,302
ArcelorMittal 6.75% 2041	1,500	1,351
Rio Tinto Finance (USA) Ltd. 2.50% 2016	5,000	5,107
Rio Tinto Finance (USA) Ltd. 9.00% 2019	3,780	5,165
Ecolab Inc. 3.00% 2016	5,455	5,650
Nalco Co. 8.25% 2017	1,150	1,305
Nalco Co. 6.625% 20193	2,000	2,315
Teck Resources Ltd. 3.15% 2017	2,880	2,946
Teck Resources Ltd. 6.25% 2041	5,000	5,786
E.I. du Pont de Nemours and Co. 2.75% 2016	7,840	8,295
Ardagh Packaging Finance 7.375% 2017	€4,035	5,144
Ardagh Packaging Finance 7.375% 20173	$1,265	1,284
Ardagh Packaging Finance 9.125% 20203	275	274
Ardagh Packaging Finance 9.25% 2020	€510	599
Reynolds Group 8.75% 20163	$4,155	4,394
Reynolds Group 7.875% 20193	2,150	2,257
Newcrest Finance Pty Ltd. 4.45% 20213	5,330	5,266
Dow Chemical Co. 4.125% 2021	5,000	5,137
Georgia Gulf Corp. 9.00% 20173	3,200	3,400
Consolidated Minerals Ltd. 8.875% 20163	3,665	3,189
Ball Corp. 7.125% 2016	1,705	1,863
Ball Corp. 5.75% 2021	835	879
Packaging Dynamics Corp. 8.75% 20163	2,595	2,608
Graphic Packaging International, Inc. 7.875% 2018	2,000	2,140
Rockwood Specialties Group, Inc. 7.625% 2014	€1,500	1,980
		92,259

MUNICIPALS — 0.45%
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.60% 2040	$13,450	16,687
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.625% 2040	1,930	2,397
State of Texas, Board of Regents of the University of Texas System, Revenue Financing System Taxable Bonds
(Build America Bonds-Direct Payment), Series 2010-D, 3.076% 2016	10,450	11,300
State of New Jersey, General Obligation Refunding Bonds, Series H, Assured Guaranty Municipal insured, 5.25% 2015	8,000	9,213
State of North Carolina, Eastern Municipal Power Agency, Power System Revenue Refunding Bonds (Federally Taxable),
Series 2003-E, 5.55% 2014	1,625	1,720
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	805	756
		42,073

ASSET-BACKED OBLIGATIONS1 — 0.05%
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016	2,750	2,922
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023	1,500	1,796
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.394% 20372	1,627	139
		4,857

Total bonds, notes & other debt instruments (cost: $8,553,545,000)		8,868,664

Preferred securities — 0.01%

MISCELLANEOUS — 0.01%
Other preferred securities in initial period of acquisition		1,000

Total preferred securities (cost: $785,000)		1,000

Common stocks — 0.01%	Shares

CONSUMER DISCRETIONARY — 0.01%
American Media, Inc.4,9,10	50,013	563
Adelphia Recovery Trust, Series ACC-6B4,10	500,000	3
Adelphia Recovery Trust, Series ACC-110	2,409,545	2

Total common stocks (cost: $1,032,000)		568

Rights & warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
Hawaiian Telcom Holdco, Inc., warrants, expire 20154,10	21,430	94

Total rights & warrants (cost: $5,038,000)		94

	Principal amount
Short-term securities — 12.91%	(000)

U.S. Treasury Bill 0.06%–0.088% due 8/23/2012	$207,100	207,019
Fannie Mae 0.055%–0.13% due 5/1–10/1/2012	186,500	186,427
Freddie Mac 0.05%–0.12% due 5/18–7/10/2012	157,640	157,588
Procter & Gamble Co. 0.09%–0.10% due 2/27–4/17/20123	80,000	79,985
Private Export Funding Corp. 0.08%–0.12% due 1/5–2/14/20123	72,800	72,786
Chariot Funding, LLC 0.22% due 3/2/20123	50,000	49,990
Jupiter Securitization Co., LLC 0.22% due 1/19/20123	22,000	21,997
Straight-A Funding LLC 0.15%–0.19% due 1/18–3/1/20123	70,076	70,070
Variable Funding Capital Company LLC 0.25% due 1/23/20123	50,000	49,991
Coca-Cola Co. 0.12% due 1/12/20123	48,400	48,399
Federal Home Loan Bank 0.07% due 1/13–7/2/2012	44,110	44,101
Medtronic Inc. 0.08% due 1/24–3/8/20123	44,000	43,993
NetJets Inc. 0.03%–0.08% due 1/3–1/26/20123	29,600	29,598
Emerson Electric Co. 0.06%–0.07% due 1/12–2/15/20123	27,000	26,998
Walt Disney Co. 0.09% due 2/15/20123	26,000	25,996
Abbott Laboratories 0.07% due 1/9/20123	23,400	23,400
Federal Farm Credit Banks 0.14% due 12/26/2012	22,000	21,969
Google Inc. 0.04% due 1/20/20123	19,900	19,900
General Electric Capital Corp. 0.07% due 2/14/2012	18,100	18,099
Johnson & Johnson 0.04% due 4/3/20123	7,400	7,399

Total short-term securities (cost: $1,205,647,000)		1,205,705

Total investment securities (cost: $9,766,047,000)		10,076,031
Other assets less liabilities		(737,858)

Net assets		$9,338,173

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,367,324,000, which represented 14.64% of the net assets of the fund.

4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $5,511,000, which represented .06% of the net assets of the fund.
5Index-linked bond whose principal amount moves with a government price index.
6Scheduled interest and/or principal payment was not received.

7Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $74,523,000, which represented .80% of the net assets of the fund.

8Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

9Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets
NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	$7,535	$9,301	.10%
American Media, Inc.	11/17/2010	838	563	.01
Total restricted securities		$8,373	$9,864	.11%

10Security did not produce income during the last 12 months.

Key to abbreviations and symbols

C$ = Canadian dollars
DKr = Danish kroner
€ = Euros
£ = British pounds
¥ = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
SKr = Swedish kronor

Global Bond FundSM
Investment portfolio

December 31, 2011

Bonds, notes & other debt instruments — 94.71%	Principal amount (000)	Value (000)

EUROS — 17.15%
German Government, Series 3, 3.75% 2013	€3,525	US$ 4,814
German Government, Series 157, 2.25% 2015	4,350	5,960
German Government, Series 5, 3.25% 2015	3,990	5,662
German Government, Series 6, 4.00% 2016	22,295	33,075
German Government, Series 6, 3.75% 2017	6,450	9,538
German Government 4.25% 2017	6,900	10,495
German Government, Series 7, 4.00% 2018	10,500	15,877
German Government, Series 8, 4.25% 2018	8,875	13,662
German Government, Series 9, 3.25% 2020	4,520	6,609
German Government 6.25% 2030	7,400	14,733
German Government, Series 00, 5.50% 2031	1,000	1,877
German Government 4.00% 2037	3,075	5,128
German Government, Series 8, 4.75% 2040	1,890	3,614
German Government 3.25% 2042	1,000	1,536
Netherlands Government Eurobond 4.25% 2013	16,000	21,982
Netherlands Government Eurobond 4.50% 2017	9,595	14,313
Netherlands Government Eurobond 3.75% 2042	4,125	6,775
Belgium (Kingdom of), Series 49, 4.00% 2017	22,722	30,265
Belgium (Kingdom of), Series 40, 5.50% 2017	3,250	4,606
Spanish Government 3.25% 2016	18,450	23,167
Spanish Government 5.50% 2021	7,425	9,891
Italian Government 3.75% 2013	7,325	9,284
Italian Government 4.25% 2014	1,500	1,897
Italian Government 3.75% 2016	13,600	16,314
Italian Government 4.75% 2021	2,500	2,813
Italian Government 4.50% 2026	1,750	1,790
Irish Government 5.00% 2013	5,000	6,334
Irish Government 4.00% 2014	1,300	1,584
Irish Government 5.90% 2019	1,500	1,689
Irish Government 5.00% 2020	5,500	5,662
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 944, 4.50% 20131	2,000	2,675
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 1043, 4.00% 20161	6,950	9,826
Barclays Bank PLC 4.00% 20191	3,450	4,648
Barclays Bank PLC 6.00% 2021	3,150	3,398
Canadian Government 3.50% 2020	4,000	5,854
Dexia Municipal Agency 4.50% 20171	4,250	5,483
Royal Bank of Scotland PLC 6.934% 2018	4,950	5,117
Koninklijke KPN NV 3.75% 2020	3,750	4,870
HBOS PLC 4.375% 20192	155	135
Lloyds TSB Bank PLC 6.50% 2020	3,250	3,319
AT&T Inc. 6.125% 2015	2,100	3,075
Commerzbank AG, Series 774, 7.75% 2021	3,200	3,051
KfW 4.375% 2013	2,050	2,817
Hungarian Government 5.75% 2018	1,075	1,181
Hungarian Government 6.00% 2019	1,325	1,454
Merrill Lynch & Co., Inc. 4.625% 2018	2,525	2,419
Zurich Finance (USA), Inc., Series 6, 5.75% 20232	1,800	2,313
Wal-Mart Stores, Inc. 4.875% 2029	1,500	2,258
Iberdrola Finanzas, SAU 7.50% 2015	1,500	2,175
Northern Rock PLC, Series 7, 4.125% 20171	1,650	2,146
Munich Re Finance BV 6.75% 20232	1,435	1,937
Bank Nederlandse Gemeenten 3.75% 2014	1,320	1,793
Assicurazioni Generali SpA. 6.90% 20222	1,460	1,769
Daimler AG, Series 6, 4.125% 2017	1,150	1,587
Telecom Italia SpA 7.75% 2033	1,390	1,585
HSBC Holdings PLC 6.00% 2019	1,150	1,514
Telefónica Emisiones, SAU 4.375% 2016	1,145	1,479
Deutsche Telekom International Finance BV 7.50% 2033	875	1,459
Roche Holdings, Inc. 5.625% 2016	925	1,381
Imperial Tobacco Finance PLC 8.375% 2016	850	1,309
Anheuser-Busch InBev NV 8.625% 2017	750	1,258
Aviva PLC, junior subordinated 5.70% (undated)2	1,190	1,157
Novartis Finance SA, 4.25% 2016	750	1,075
National Grid Transco PLC 5.00% 2018	725	1,044
FCE Bank PLC 7.125% 2013	700	929
Schering-Plough Corp. 5.375% 2014	645	920
Standard Chartered Bank 5.875% 2017	650	829
Société Générale 6.125% 2018	700	810
France Télécom 5.625% 2018	500	741
NXP BV and NXP Funding LLC 8.625% 2015	450	603
GlaxoSmithKline Capital PLC 5.125% 2012	400	537
CRH Finance BV 7.375% 20142	375	531
Ardagh Packaging Finance 7.375% 2017	240	306
Ardagh Packaging Finance 9.25% 2020	100	117
Nara Cable Funding Ltd. 8.875% 2018	300	347
Veolia Environnement 6.125% 2033	250	347
Wind Acquisition SA 7.375% 2018	200	221
ENEL SpA 5.625% 2027	135	152
Volvo Treasury AB 5.00% 2017	105	141
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	70	92
		387,130

JAPANESE YEN — 14.10%
Japanese Government, Series 238, 1.40% 2012	¥295,000	3,843
Japanese Government, Series 248, 0.70% 2013	1,120,000	14,653
Japanese Government, Series 264, 1.50% 2014	131,300	1,767
Japanese Government, Series 269, 1.30% 2015	4,654,300	62,558
Japanese Government, Series 284, 1.70% 2016	4,162,650	57,663
Japanese Government, Series 288, 1.70% 2017	215,000	2,994
Japanese Government, Series 296, 1.50% 2018	971,600	13,426
Japanese Government, Series 299, 1.30% 2019	5,198,550	70,897
Japanese Government, Series 310, 1.00% 2020	5,070,450	66,799
Japanese Government, Series 21, 2.30% 2035	1,361,400	19,242
Japanese Government 2.40% 2038	313,200	4,535
		318,377

SOUTH KOREAN WON — 3.55%
South Korean Government, Series 1303, 5.25% 2013	KRW13,550,190	12,019
South Korean Government, Series 1309, 5.75% 2013	13,550,000	12,222
South Korean Government, Series 1406, 3.50% 2014	6,120,000	5,338
South Korean Government 4.25% 2014	8,260,000	7,341
South Korean Government 4.75% 2014	10,360,000	9,267
South Korean Government 5.00% 2014	9,280,000	8,403
South Korean Government 4.00% 2015	1,680,000	1,489
South Korean Government 5.25% 2015	2,820,000	2,601
South Korean Government 5.50% 2017	9,934,300	9,493
South Korean Government 5.75% 2018	12,150,000	11,874
		80,047

BRITISH POUNDS — 3.36%
United Kingdom 2.75% 2015	£3,000	4,983
United Kingdom 2.00% 2016	3,830	6,248
United Kingdom 4.00% 2016	2,070	3,677
United Kingdom 3.75% 2019	11,670	20,929
United Kingdom 3.75% 2020	5,050	9,081
United Kingdom 5.00% 2025	2,500	5,068
United Kingdom 4.75% 2030	1,000	2,016
United Kingdom 4.25% 2040	8,450	16,192
United Kingdom 4.25% 2046	370	722
RSA Insurance Group PLC 9.375% 20392	569	1,009
RSA Insurance Group PLC 8.50% (undated)2	900	1,373
Virgin Media Secured Finance PLC 5.50% 2021	1,000	1,549
Time Warner Cable Inc. 5.75% 2031	625	1,058
France Télécom 5.00% 2016	500	846
Telecom Italia SpA and Telecom Italia Finance SA, Series 9, 5.625% 2015	500	749
Wal-Mart Stores, Inc. 5.625% 2034	100	195
Tesco PLC 5.50% 2033	100	177
		75,872

MEXICAN PESOS — 3.15%
United Mexican States Government, Series M, 7.00% 2014	MXN 80,000	6,022
United Mexican States Government, Series MI10, 9.50% 2014	92,500	7,425
United Mexican States Government, Series M10, 7.25% 2016	92,500	7,109
United Mexican States Government, Series M10, 7.75% 2017	527,900	41,549
United Mexican States Government, Series M, 8.00% 2020	63,000	5,027
United Mexican States Government, Series M20, 8.50% 2029	50,000	3,978
		71,110

MALAYSIAN RINGGITS — 3.01%
Malaysian Government, Series 509, 3.21% 2013	MYR61,375	19,441
Malaysian Government, Series 204, 5.094% 2014	48,310	15,956
Malaysian Government, Series 0207, 3.814% 2017	38,435	12,378
Malaysian Government, Series 0210, 4.012% 2017	56,905	18,510
Malaysian Government, Series 2/03, 4.24% 2018	5,000	1,647
		67,932

POLISH ZLOTY — 1.99%
Polish Government, Series 0414, 5.75% 2014	PLN90,450	26,713
Polish Government, Series 1017, 5.25% 2017	63,745	18,286

		44,999

CANADIAN DOLLARS — 1.78%
Canadian Government 2.00% 2014	$ C3,375	3,403
Canadian Government 2.00% 2014	3,000	3,010
Canadian Government 4.50% 2015	4,340	4,741
Canadian Government 4.25% 2018	500	573
Canadian Government 3.25% 2021	8,720	9,538
Canada Housing Trust 4.10% 2018	250	279
Canada Housing Trust 3.35% 2020	4,750	5,043
Province of Ontario, Series HC, 9.50% 2022	250	390
Province of Ontario 4.60% 2039	3,125	3,707
Province of Manitoba 4.25% 2018	2,750	3,038
Province de Québec 5.25% 2013	625	656
Province de Québec 9.375% 2023	250	389
Canadian Imperial Bank 5.00% 2012	1,000	1,006
Hydro One Inc. 5.49% 2040	750	919
Rogers Communications Inc. 5.80% 2016	625	689
Province of New Brunswick 6.75% 2017	500	611
Interprovincial Pipe Line Inc., Series K, 8.20% 2024	375	537
Bank of Nova Scotia 5.04% 2013	250	257
Toronto-Dominion Bank 4.854% 2013	250	255
Wells Fargo & Co. 6.05% 2012	250	252
GE Capital Canada Funding Co., Series A, 5.29% 2012	250	251
Thomson Reuters Corp. 5.70% 2015	150	164
Bank of Montreal 5.18% 2015	150	162
Royal Bank of Canada 5.20% 2012	150	151
TransCanada PipeLines Ltd. 5.05% 2014	125	131
		40,152

SWEDISH KRONOR — 1.50%
Swedish Government, Series 124, 4.00% 20121	SKr 18,000	2,629
Swedish Government, Series 1041, 6.75% 2014	41,010	6,766
Swedish Government, Series 1049, 4.50% 2015	148,900	24,381
		33,776

SINGAPORE DOLLARS — 1.32%
Singapore (Republic of) 3.75% 2016	$ S33,885	29,708

HUNGARIAN FORINTS — 1.11%
Hungarian Government, Series 15/A, 8.00% 2015	HUF 309,050	1,227
Hungarian Government, Series 17/B, 6.75% 2017	3,954,510	14,536
Hungarian Government, Series 17/A, 6.75% 2017	2,350,000	8,407
Hungarian Government, Series 22A, 7.00% 2022	240,720	820
		24,990

AUSTRALIAN DOLLARS — 0.72%
Queensland Treasury Corp., Series 15, 6.00% 2015	$ A12,000	13,080
Queensland Treasury Corp., Series 17, 6.00% 2017	2,040	2,259
European Investment Bank 6.125% 2017	1,000	1,027
		16,366

ISRAELI SHEKELS — 0.69%
Israeli Government 4.50% 2015	ILS16,535	4,528
Israeli Government 5.50% 2017	38,610	11,041
		15,569

DANISH KRONER — 0.58%
Kingdom of Denmark 5.00% 2013	DKr 6,505	1,235
Kingdom of Denmark 4.00% 2015	60,000	11,900
		13,135

NORWEGIAN KRONER — 0.53%
Norwegian Government 5.00% 2015	NKr65,000	12,083

TURKISH LIRA — 0.21%
Turkey (Republic of) 10.00% 2015	TRY8,950	4,675

PHILIPPINE PESOS — 0.18%
Philippines (Republic of), Series 5-67, 6.25% 2014	PHP136,500	3,347
Philippines (Republic of) 6.25% 2036	35,000	797
		4,144

BRAZILIAN REAIS — 0.07%
Brazil (Federal Republic of) 6.00% 20153	BRL2,086	US$ 1,158
Brazil (Federal Republic of) 10.00% 2017	1,000	515
		1,673

U.S. DOLLARS — 39.71%
U.S. Treasury 1.00% 2012	US$31,000	31,099
U.S. Treasury 1.00% 2012	10,198	10,222
U.S. Treasury 0.625% 2013	2,250	2,262
U.S. Treasury 1.125% 2013	9,270	9,393
U.S. Treasury 1.375% 2013	5,250	5,320
U.S. Treasury 2.00% 2013	4,760	4,919
U.S. Treasury 1.875% 20133	6,164	6,449
U.S. Treasury 2.75% 2013	13,000	13,593
U.S. Treasury 2.75% 2013	8,500	8,754
U.S. Treasury 3.875% 2013	4,780	4,978
U.S. Treasury 0.50% 2014	480	482
U.S. Treasury 1.25% 2014	21,620	22,071
U.S. Treasury 1.75% 2014	1,330	1,371
U.S. Treasury 1.875% 2014	6,500	6,739
U.S. Treasury 2.125% 2015	6,719	7,128
U.S. Treasury 1.875% 20153	1,455	1,607
U.S. Treasury 0.875% 2016	835	838
U.S. Treasury 1.00% 2016	20,262	20,479
U.S. Treasury 1.00% 2016	7,075	7,154
U.S. Treasury 1.00% 2016	2,325	2,348
U.S. Treasury 1.50% 2016	9,710	10,042
U.S. Treasury 2.00% 2016	14,720	15,536
U.S. Treasury 2.625% 2016	21,250	22,978
U.S. Treasury 3.00% 2016	205	226
U.S. Treasury 5.125% 2016	10,925	13,007
U.S. Treasury 3.00% 2017	3,250	3,595
U.S. Treasury 2.375% 2018	2,500	2,682
U.S. Treasury 2.625% 2018	1,000	1,089
U.S. Treasury 2.00% 2021	5,433	5,492
U.S. Treasury 2.125% 2021	43,578	44,679
U.S. Treasury 3.625% 2021	625	725
U.S. Treasury 4.25% 2039	4,245	5,394
U.S. Treasury 4.375% 2039	2,000	2,593
U.S. Treasury 3.875% 2040	11,650	13,944
U.S. Treasury 4.375% 2040	4,000	5,189
U.S. Treasury 4.625% 2040	2,500	3,367
U.S. Treasury 3.75% 2041	4,250	4,990
U.S. Treasury 4.75% 2041	1,500	2,064
Fannie Mae 4.00% 20241	1,533	1,618
Fannie Mae 3.50% 20251	6,885	7,208
Fannie Mae 3.50% 20251	4,444	4,653
Fannie Mae 3.50% 20251	2,527	2,646
Fannie Mae 4.00% 20251	1,420	1,498
Fannie Mae 3.00% 20271	13,420	13,862
Fannie Mae 5.00% 20351	1,134	1,226
Fannie Mae 6.50% 20361	885	989
Fannie Mae 6.00% 20371	182	201
Fannie Mae 6.00% 20371	181	199
Fannie Mae 6.00% 20371	100	111
Fannie Mae 6.00% 20371	80	89
Fannie Mae 6.00% 20371	78	86
Fannie Mae 5.00% 20381	702	759
Fannie Mae 5.343% 20381,2	329	351
Fannie Mae 5.50% 20381	1,000	1,090
Fannie Mae 6.00% 20381	6,580	7,252
Fannie Mae 6.00% 20381	5,324	5,869
Fannie Mae 6.00% 20381	1,378	1,524
Fannie Mae 6.00% 20381	711	786
Fannie Mae 6.00% 20381	538	594
Fannie Mae 6.00% 20381	217	239
Fannie Mae 6.00% 20381	171	189
Fannie Mae 3.538% 20391,2	30	31
Fannie Mae 3.822% 20391,2	9	10
Fannie Mae 3.87% 20391,2	9	9
Fannie Mae 3.873% 20391,2	155	163
Fannie Mae 3.942% 20391,2	8	9
Fannie Mae 3.952% 20391,2	259	273
Fannie Mae 5.50% 20391	3,000	3,270
Fannie Mae 6.00% 20391	8,822	9,725
Fannie Mae 3.50% 20401	1,463	1,507
Fannie Mae 3.50% 20401	901	928
Fannie Mae 4.00% 20401	9,497	9,989
Fannie Mae 4.00% 20401	4,775	5,049
Fannie Mae 4.00% 20401	2,225	2,340
Fannie Mae 4.00% 20401	2,110	2,231
Fannie Mae 4.50% 20401	3,115	3,318
Fannie Mae 4.50% 20401	1,661	1,769
Fannie Mae 4.50% 20401	1,616	1,721
Fannie Mae 2.902% 20411,2	1,060	1,097
Fannie Mae 3.50% 20411	3,884	4,000
Fannie Mae 3.50% 20411	957	985
Fannie Mae 4.00% 20411	11,843	12,524
Fannie Mae 4.00% 20411	4,839	5,117
Fannie Mae 4.00% 20411	2,617	2,752
Fannie Mae 4.00% 20411	1,221	1,292
Fannie Mae 4.00% 20411	774	819
Fannie Mae 4.00% 20411	284	298
Fannie Mae 4.50% 20411	5,669	6,039
Fannie Mae 4.50% 20411	2,996	3,191
Fannie Mae 4.50% 20411	1,495	1,618
Fannie Mae 3.50% 20421	11,480	11,810
Fannie Mae 4.50% 20421	6,250	6,652
Fannie Mae 6.00% 20421	3,000	3,304
Freddie Mac 1.75% 2015	3,000	3,104
Freddie Mac, Series 3213, Class OG, principal only, 0% 20361	53	48
Freddie Mac, Series 3292, Class BO, principal only, 0% 20371	363	343
Freddie Mac 6.00% 20371	902	990
Freddie Mac 5.50% 20381	2,238	2,432
Freddie Mac 5.50% 20381	507	552
Freddie Mac 3.725% 20391,2	11	11
Freddie Mac 6.50% 20391	2,552	2,864
Freddie Mac 4.00% 20411	1,878	1,973
Freddie Mac 5.50% 20421	3,000	3,255
JPMorgan Chase & Co. 2.60% 2016	1,500	1,480
JPMorgan Chase & Co. 3.15% 2016	1,500	1,509
JPMorgan Chase & Co. 3.45% 2016	2,835	2,884
JPMorgan Chase & Co. 4.35% 2021	670	678
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 20371	598	603
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.882% 20381,2	900	1,003
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 20391	4,500	4,890
France Government Agency-Guaranteed, Société Finance 2.875% 20144	1,150	1,162
Société Générale 5.75% 20164	960	823
Société Générale 5.20% 20214	4,645	3,952
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.30% 20371,2	114	116
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 20451,2	1,435	1,597
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 20461,4	1,125	1,164
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20461,4	2,500	2,608
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.74% 20491,2	285	310
Deutsche Telekom International Finance BV 5.875% 2013	810	859
Deutsche Telekom International Finance BV 3.125% 20164	760	767
Deutsche Telekom International Finance BV 8.75% 20302	1,550	2,165
Deutsche Telekom International Finance BV 9.25% 2032	1,250	1,861
Anheuser-Busch InBev NV 3.625% 2015	980	1,045
Anheuser-Busch InBev NV 6.875% 2019	290	365
Anheuser-Busch InBev NV 7.75% 2019	2,195	2,846
Anheuser-Busch InBev NV 5.375% 2020	1,000	1,174
Comcast Corp. 5.30% 2014	750	809
Comcast Corp. 6.30% 2017	320	379
Comcast Corp. 5.875% 2018	890	1,030
Comcast Corp. 6.45% 2037	250	304
Comcast Corp. 6.95% 2037	820	1,045
Comcast Corp. 6.40% 2040	1,250	1,557
Morgan Stanley, Series F, 6.625% 2018	430	425
Morgan Stanley, Series F, 5.625% 2019	2,500	2,318
Morgan Stanley 5.50% 2021	990	917
Morgan Stanley, Series F, 5.75% 2021	1,500	1,401
Express Scripts Inc. 5.25% 2012	480	489
Express Scripts Inc. 3.125% 2016	4,455	4,485
HBOS PLC 6.75% 20184	4,150	3,331
Lloyds TSB Bank PLC 6.375% 2021	600	602
HBOS PLC 6.00% 20334	1,350	827
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	500	507
Bank of America Corp. 3.75% 2016	1,500	1,391
Bank of America Corp. 5.75% 2017	405	383
Bank of America Corp. 5.625% 2020	225	208
Bank of America Corp. 5.00% 2021	2,275	2,075
Standard Chartered PLC 3.85% 20154	1,670	1,682
Standard Chartered PLC 3.20% 20164	770	754
Standard Chartered Bank 6.40% 20174	2,000	2,057
Goldman Sachs Group, Inc. 3.625% 2016	1,500	1,451
Goldman Sachs Group, Inc. 7.50% 2019	2,500	2,764
Goldman Sachs Group, Inc. 6.25% 2041	270	265
Westfield Group 5.40% 20124	465	477
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20144	170	178
Westfield Group 7.50% 20144	175	192
Westfield Group 5.70% 20164	640	686
Westfield Group 7.125% 20184	1,745	1,952
WEA Finance LLC 4.625% 20214	910	894
UBS AG 5.875% 2017	870	907
UBS AG 5.75% 2018	3,345	3,469
Burlington Northern Santa Fe LLC 5.75% 2018	40	47
Burlington Northern Santa Fe LLC 4.70% 2019	370	416
Burlington Northern Santa Fe LLC 3.45% 2021	2,730	2,818
Burlington Northern Santa Fe LLC 4.10% 2021	1,000	1,081
Prologis, Inc. 7.625% 2014	600	658
Prologis, Inc. 6.125% 2016	690	754
Prologis, Inc. 6.625% 2018	830	903
Prologis, Inc. 6.625% 2019	185	202
Prologis, Inc. 7.375% 2019	1,500	1,697
Citigroup Inc. 4.587% 2015	1,075	1,083
Citigroup Inc. 4.75% 2015	2,250	2,281
Citigroup Inc. 6.125% 2018	695	741
Verizon Communications Inc. 5.50% 2017	500	580
Verizon Communications Inc. 3.50% 2021	1,100	1,147
Verizon Communications Inc. 4.75% 2041	450	485
Verizon Communications Inc. 6.00% 2041	1,475	1,832
Polish Government 6.375% 2019	2,175	2,414
Polish Government 5.125% 2021	1,560	1,591
Enbridge Energy Partners, LP, Series B, 6.50% 2018	1,895	2,207
Enbridge Energy Partners, LP 9.875% 2019	750	996
Enbridge Energy Partners, LP 5.20% 2020	460	512
Intesa Sanpaolo SpA 6.50% 20214	4,365	3,587
Telefónica Emisiones, SAU 5.134% 2020	2,225	2,093
Telefónica Emisiones, SAU 5.462% 2021	1,145	1,094
Telefónica Europe BV 8.25% 2030	355	391
Croatian Government 6.75% 20194	2,000	1,903
Croatian Government 6.625% 20204	580	544
Croatian Government 6.375% 20214	1,025	937
First Data Corp., Term Loan B2, 3.044% 20141,2,5	1,258	1,145
First Data Corp. 9.875% 2015	38	36
First Data Corp. 9.875% 2015	19	18
First Data Corp. 10.55% 20156	19	18
First Data Corp. 11.25% 2016	500	417
First Data Corp. 8.25% 20214	322	290
First Data Corp. 12.625% 20214	1,148	1,005
First Data Corp. 8.75% 20222,4,6	323	279
Telecom Italia Capital SA 6.999% 2018	1,227	1,148
Telecom Italia Capital SA 7.175% 2019	273	256
Telecom Italia Capital SA 6.375% 2033	785	595
Telecom Italia Capital SA 7.20% 2036	1,360	1,125
CIT Group Inc., Series A, 7.00% 2015	1,615	1,620
CIT Group Inc., Series A, 7.00% 2016	1,500	1,502
Volvo Treasury AB 5.95% 20154	2,920	3,104
Korea Development Bank 5.30% 2013	1,350	1,389
Korea Development Bank 8.00% 2014	1,550	1,710
British American Tobacco International Finance PLC 9.50% 20184	2,253	3,063
Hospitality Properties Trust 6.30% 2016	2,000	2,101
Hospitality Properties Trust 6.70% 2018	905	960
American Tower Corp. 7.00% 2017	2,700	3,053
Pan Pacific Retail Properties, Inc. 6.125% 2013	215	223
Kimco Realty Corp., Series C, 4.904% 2015	235	247
Kimco Realty Corp. 4.30% 2018	985	1,000
Kimco Realty Corp. 6.875% 2019	1,250	1,440
Lithuania (Republic of) 6.75% 2015	990	1,035
Lithuania (Republic of) 6.125% 20214	1,765	1,765
CenterPoint Energy Resources Corp. 4.50% 2021	2,630	2,790
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	525	552
Williams Partners L.P. 4.125% 2020	375	385
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	925	1,025
Williams Partners L.P. 4.00% 2021	670	689
Developers Diversified Realty Corp. 5.50% 2015	735	742
Developers Diversified Realty Corp. 9.625% 2016	315	367
Developers Diversified Realty Corp. 7.50% 2017	1,000	1,081
Developers Diversified Realty Corp. 7.875% 2020	395	441
BNP Paribas 5.00% 2021	2,700	2,602
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.60% 2040	1,800	2,233
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.625% 2040	285	354
Wells Fargo & Co. 2.625% 2016	1,750	1,751
Wells Fargo & Co. 4.60% 2021	750	824
Woodside Finance Ltd. 4.60% 20214	2,510	2,567
Roche Holdings Inc. 6.00% 20194	1,280	1,558
Roche Holdings Inc. 7.00% 20394	630	901
StatoilHydro ASA 1.80% 2016	1,500	1,522
StatoilHydro ASA 5.25% 2019	500	579
Statoil ASA 3.15% 2022	340	350
Ford Motor Credit Co. 8.70% 2014	250	280
Ford Motor Credit Co. 8.00% 2016	850	967
Ford Motor Credit Co. 6.625% 2017	1,100	1,199
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.225% 20441,2	1,150	1,276
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 20481	1,030	1,129
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20461,4	1,155	1,214
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 20461,4	1,000	1,133
HSBC Finance Corp. 0.957% 20162	2,800	2,345
Time Warner Cable Inc. 6.75% 2018	815	969
Time Warner Cable Inc. 5.00% 2020	1,000	1,097
Time Warner Cable Inc. 4.00% 2021	250	253
South Africa (Republic of) 5.50% 2020	2,030	2,284
Tennessee Valley Authority 5.25% 2039	1,750	2,232
MGM Resorts International 6.75% 2013	25	25
MGM Resorts International 13.00% 2013	325	388
MGM Resorts International 5.875% 2014	1,250	1,219
MGM Resorts International 9.00% 2020	500	556
Univision Communications Inc., Term Loan, 4.546% 20171,2,5	1,361	1,216
Univision Communications Inc. 8.50% 20214	1,040	952
Canadian National Railway Co. 4.95% 2014	2,005	2,162
Academy, Ltd., Term Loan B, 6.00% 20181,2,5	2,175	2,158
HCA Inc. 6.375% 2015	1,290	1,321
HCA Inc. 6.50% 2020	800	832
Nextel Communications, Inc., Series E, 6.875% 2013	175	175
Nextel Communications, Inc., Series F, 5.95% 2014	1,625	1,576
Nextel Communications, Inc., Series D, 7.375% 2015	175	161
Sprint Capital Corp. 8.75% 2032	250	203
PTT Exploration & Production Ltd 5.692% 20214	2,000	2,097
UniCredito Italiano SpA 6.00% 20174	1,525	1,149
HVB Funding Trust I, junior subordinated 8.741% 20314	850	695
HVB Funding Trust III, junior subordinated 9.00% 20314	300	245
Jackson National Life Global 5.375% 20134	1,990	2,084
SBC Communications Inc. 5.10% 2014	100	110
AT&T Inc. 5.35% 2040	1,750	1,972
Virgin Media Finance PLC 8.375% 20194	800	882
Virgin Media Secured Finance PLC 5.25% 2021	1,100	1,167
AES Corp. 7.75% 2015	850	929
AES Corp. 8.00% 2020	975	1,077
Norfolk Southern Corp. 5.75% 2016	985	1,142
Norfolk Southern Corp. 3.25% 2021	835	849
United Mexican States Government Global 5.95% 2019	1,660	1,981
Edison Mission Energy 7.50% 2013	800	780
Midwest Generation, LLC, Series B, 8.56% 20161	54	54
Edison Mission Energy 7.00% 2017	350	229
Edison Mission Energy 7.20% 2019	1,325	835
Edison Mission Energy 7.625% 2027	125	74
Realogy Corp., Letter of Credit, 4.522% 20161,2,5	2	2
Realogy Corp., Term Loan B, 4.691% 20161,2,5	13	12
Realogy Corp., Second Lien Term Loan A, 13.50% 20171,5	1,275	1,283
Realogy Corp. 7.875% 20194	750	656
Hungarian Government 6.25% 2020	2,150	1,946
Volkswagen International Finance NV 1.625% 20134	1,850	1,856
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,520	1,801
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20411,2	1,165	1,245
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20431,2	520	540
Michaels Stores, Inc. 13.00% 2016	675	722
Michaels Stores, Inc. 7.75% 2018	1,000	1,015
Esterline Technologies Corp. 6.625% 2017	865	900
Esterline Technologies Corp. 7.00% 2020	760	806
Frontier Communications Corp. 8.25% 2017	300	308
Frontier Communications Corp. 8.50% 2020	1,350	1,389
Simon Property Group, LP 4.20% 2015	625	663
Simon Property Group, LP 10.35% 2019	750	1,031
Amgen Inc. 2.50% 2016	1,650	1,672
US Investigations Services, Inc., Term Loan B, 3.037% 20151,2,5	193	180
US Investigations Services, Inc., Term Loan B, 7.75% 20151,2,5	781	777
US Investigations Services, Inc. 10.50% 20154	700	633
US Investigations Services, Inc. 11.75% 20164	45	40
NCL Corp. Ltd. 11.75% 2016	1,300	1,502
NCL Corp. Ltd. 9.50% 2018	100	105
Level 3 Financing, Inc. 8.75% 2017	625	639
Level 3 Financing, Inc. 10.00% 2018	150	160
Level 3 Escrow Inc. 8.125% 20194	650	642
Level 3 Communications, Inc. 11.875% 2019	150	160
TransDigm Inc. 7.75% 2018	1,480	1,598
Regions Financial Corp. 7.75% 2014	1,122	1,139
Regions Financial Corp. 5.20% 2015	400	376
Regions Financial Corp. 5.75% 2015	78	75
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 20371	77	77
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 20391	1,405	1,505
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20154	1,100	1,059
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 20154	475	457
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20174	75	63
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	1,250	1,578
JMC Steel Group Inc. 8.25% 20184	1,600	1,568
Royal Bank of Scotland Group PLC 4.375% 2016	565	540
Royal Bank of Scotland Group PLC 4.70% 2018	300	196
RBS Capital Trust II 6.425% noncumulative trust (undated)2,7	1,330	698
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)2,4,7	200	126
Revel Entertainment, Term Loan B, 9.00% 20171,2,5	1,700	1,558
TXU, Term Loan, 3.776% 20141,2,5	215	151
TXU, Term Loan, 4.776% 20171,2,5	859	546
Texas Competitive Electric Holdings Co. LLC, 11.50% 20204	1,000	854
Koninklijke KPN NV 8.375% 2030	1,200	1,542
Jaguar Land Rover PLC 7.75% 20184	1,600	1,532
MacDermid 9.50% 20174	1,525	1,525
ARAMARK Corp. 8.50% 2015	955	984
ARAMARK Corp. 8.625% 20164,6	500	517
Gilead Sciences, Inc. 2.40% 2014	630	642
Gilead Sciences, Inc. 3.05% 2016	505	518
Gilead Sciences, Inc. 4.40% 2021	320	339
Santander Issuances, SA Unipersonal 6.50% 20192,4	1,700	1,481
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20144	25	27
Charter Communications, Inc. 13.50% 2016	513	596
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	500	529
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	175	187
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.125% 2020	125	138
Boyd Gaming Corp. 6.75% 2014	525	500
Boyd Gaming Corp. 7.125% 2016	350	305
Boyd Gaming Corp. 9.125% 2018	700	669
CEVA Group PLC 11.625% 20164	625	623
CEVA Group PLC 8.375% 20174	825	778
CEVA Group PLC 11.50% 20184	75	68
Georgia Gulf Corp. 9.00% 20174	1,375	1,461
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 20461	785	872
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.622% (undated)1,2	545	587
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.75% 2020	1,300	1,450
Limited Brands, Inc. 7.00% 2020	1,290	1,403
Boston Scientific Corp. 6.00% 2020	1,250	1,397
Latvia (Republic of) 5.25% 2021	1,505	1,393
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	250	304
CMS Energy Corp. 8.75% 2019	900	1,070
RBS Global, Inc. and Rexnord LLC 11.75% 2016	200	211
RBS Global, Inc. and Rexnord LLC 8.50% 2018	1,075	1,145
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	250	268
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	750	1,080
FMG Resources 7.00% 20154	1,325	1,345
J.C. Penney Co., Inc. 5.75% 2018	545	550
J.C. Penney Co., Inc. 5.65% 2020	800	788
Rite Aid Corp. 9.75% 2016	535	589
Rite Aid Corp. 8.00% 2020	675	749
Teekay Corp. 8.50% 2020	1,375	1,330
Petrobras International 5.75% 2020	810	871
Petrobras International 6.875% 2040	380	443
Crown Castle International Corp. 9.00% 2015	1,050	1,146
Crown Castle International Corp. 7.75% 20174	150	162
Warner Music Group 9.50% 20164	825	899
Warner Music Group 9.50% 2016	375	409
Albertson’s, Inc. 7.25% 2013	400	418
SUPERVALU INC. 8.00% 2016	705	731
Albertson’s, Inc. 8.00% 2031	190	152
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20144	1,240	1,298
Time Warner Inc. 4.75% 2021	740	804
Time Warner Inc. 6.50% 2036	240	290
Time Warner Inc. 6.25% 2041	170	204
Cricket Communications, Inc. 7.75% 2016	1,250	1,297
Vodafone Group PLC, Term Loan, 6.875% 20151,5,6,8	910	912
Vodafone Group PLC, Term Loan B, 6.25% 20161,5,6,8	375	374
General Electric Co. 5.00% 2013	150	156
General Electric Co. 5.25% 2017	975	1,121
Husky Energy Inc. 7.25% 2019	1,040	1,274
Ply Gem Industries, Inc. 8.25% 2018	1,450	1,271
BBVA Bancomer SA 4.50% 20164	1,250	1,231
Energy Transfer Partners, LP 7.50% 2020	1,100	1,207
Government National Mortgage Assn. 3.50% 20251	1,128	1,204
EchoStar DBS Corp 7.125% 2016	300	325
DISH DBS Corp 6.75% 2021	800	866
Host Marriott, LP, Series O, 6.375% 2015	300	307
Host Hotels & Resorts LP 9.00% 2017	325	355
Host Hotels & Resorts LP 6.00% 2020	500	514
Quintiles, Term Loan B, 5.00% 20181,2,5	1,194	1,175
Ardagh Packaging Finance 7.375% 20174	660	670
Ardagh Packaging Finance 9.125% 20204	500	498
Wind Acquisition SA 11.75% 20174	825	743
Wind Acquisition SA 7.25% 20184	450	411
Arch Coal, Inc. 7.00% 20194	1,125	1,153
Needle Merger Sub Corp. 8.125% 20194	1,200	1,149
Hanesbrands Inc., Series B, 4.146% 20142	383	383
Hanesbrands Inc. 8.00% 2016	700	765
SRA International, Inc., Term Loan B, 6.50% 20181,2,5	676	640
Sterling Merger Inc. 11.00% 20194	500	490
Cardinal Health, Inc. 4.625% 2020	1,050	1,127
Kroger Co. 7.50% 2014	1,000	1,118
NBCUniversal Media, LLC 5.15% 2020	1,000	1,115
Intergen Power 9.00% 20174	1,050	1,110
Progress Energy, Inc. 6.05% 2014	1,000	1,104
QBE Capital Funding III LP 7.25% 20412,4	1,250	1,102
Shell International Finance BV 4.00% 2014	1,010	1,086
France Télécom 4.375% 2014	275	291
France Télécom 2.125% 2015	795	788
PETCO Animal Supplies, Inc. 9.25% 20184	995	1,072
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	1,200	1,053
Local T.V. Finance LLC, Term Loan B, 2.30% 20131,2,5	1,087	1,051
Union Pacific Corp. 5.70% 2018	200	237
Union Pacific Corp. 6.15% 2037	650	811
Toys “R” Us Property Co. II, LLC 8.50% 2017	225	234
Toys “R” Us Property Co. I, LLC 10.75% 2017	75	82
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 20181,2,5	423	415
Toys “R” Us, Inc. 7.375% 2018	350	316
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	125	126
PNC Funding Corp. 6.70% 2019	750	916
NV Energy, Inc 6.25% 2020	1,000	1,041
Pfizer Inc 6.20% 2019	840	1,038
Barclays Bank PLC 5.125% 2020	1,000	1,029
Toronto-Dominion Bank 2.375% 2016	1,000	1,019
Advanced Micro Devices, Inc. 8.125% 2017	975	1,016
Macy’s Retail Holdings, Inc. 8.125% 20152	875	1,011
CONSOL Energy Inc. 8.00% 2017	750	825
CONSOL Energy Inc. 8.25% 2020	150	167
PTS Acquisition Corp. 9.50% 20152,6	958	989
Unum Group 5.625% 2020	945	974
Smithfield Foods, Inc., Series B, 7.75% 2013	54	58
Smithfield Foods, Inc. 10.00% 2014	500	584
Smithfield Foods, Inc. 7.75% 2017	300	330
United Air Lines, Inc., Term Loan B, 2.313% 20141,2,5	731	701
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20201	34	36
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20221	65	70
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20221	137	147
NXP BV and NXP Funding LLC 3.153% 20132	75	75
NXP BV and NXP Funding LLC 9.75% 20184	800	876
C&S Group Enterprises LLC 8.375% 20174	890	943
SunGard Data Systems Inc. 10.625% 2015	200	214
SunGard Data Systems Inc. 7.375% 2018	700	720
Associated Banc-Corp 5.125% 2016	900	929
Stater Bros. Holdings Inc. 7.75% 2015	900	928
Bausch & Lomb Inc. 9.875% 2015	875	923
Royal Caribbean Cruises Ltd. 11.875% 2015	775	918
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20124	900	909
Australia Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20124	900	906
DAE Aviation Holdings, Inc. 11.25% 20154	861	900
Bermudan Government 5.603% 20204	800	898
Overseas Shipholding Group, Inc. 8.125% 2018	1,450	897
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20144	855	896
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	830	890
Petroplus Finance Ltd. 6.75% 20144	675	368
Petroplus Finance Ltd. 7.00% 20174	900	459
Petroplus Finance Ltd. 9.375% 20194	100	52
Brandywine Operating Partnership, LP 7.50% 2015	800	878
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.479% 20141,2,5	30	22
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.579% 20141,2,5	477	361
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20141,2,5	409	327
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	525	100
Hawker Beechcraft Acquisition Co., LLC 8.875% 20152,6	351	67
Continental Resources Inc. 8.25% 2019	225	249
Continental Resources Inc. 7.375% 2020	75	82
Continental Resources Inc. 7.125% 2021	500	545
Concho Resources Inc. 8.625% 2017	400	439
Concho Resources Inc. 7.00% 2021	400	432
Tenet Healthcare Corp. 7.375% 2013	690	714
Tenet Healthcare Corp. 9.25% 2015	145	153
VWR Funding, Inc., Series B, 10.25% 20152,6	819	849
Public Service Co. of Colorado 3.20% 2020	815	847
Allison Transmission Holdings, Inc. 11.00% 20154	797	845
Grifols Inc. 8.25% 2018	800	844
Kinder Morgan Energy Partners LP 6.00% 2017	140	159
Kinder Morgan Energy Partners LP 6.85% 2020	580	683
Bon-Ton Department Stores, Inc. 10.25% 2014	1,275	824
Chevron Corp. 4.95% 2019	680	804
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 20161	750	797
Devon Energy Corp. 6.30% 2019	650	796
News America Inc. 6.15% 2041	685	791
Accellent Inc. 8.375% 2017	800	788
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	725	787
CSC Holdings, Inc. 8.50% 2014	700	778
Synovus Financial Corp. 5.125% 2017	912	775
Mohegan Tribal Gaming Authority 8.00% 2012	300	203
Mohegan Tribal Gaming Authority 7.125% 2014	1,175	561
South Korean Government 5.75% 2014	700	763
Iberdrola Finance Ireland 3.80% 20144	750	749
Electricité de France SA 6.95% 20394	625	737
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	700	511
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	300	225
International Paper Co. 7.30% 2039	600	731
Alkermes, Inc., Term Loan B, 6.75% 20171,2,5	450	448
Alkermes, Inc., Term Loan B, 9.50% 20181,2,5	285	282
H&E Equipment Services, Inc. 8.375% 2016	700	719
ConvaTec Healthcare 10.50% 20184	790	709
Ingles Markets, Inc. 8.875% 2017	650	707
Tower Automotive Holdings 10.625% 20174	697	704
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	608	699
Staples, Inc. 9.75% 2014	600	686
Radio One, Inc., Term Loan B, 7.50% 20161,2,5	734	685
Ashtead Capital, Inc. 9.00% 20164	650	681
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25% 20171,2,5	691	680
Nortek Inc. 10.00% 20184	700	667
Tops Holding Corp. and Tops Markets, LLC. 10.125% 2015	625	656
Serena Software, Inc. 10.375% 2016	625	644
GlaxoSmithKline Capital Inc. 4.85% 2013	600	635
Biogen Idec Inc. 6.00% 2013	600	631
Digicel Group Ltd. 12.00% 20144	100	113
Digicel Group Ltd. 12.00% 2014	100	113
Digicel Group Ltd. 8.875% 20154	400	396
Rockwood Specialties Group, Inc. 7.50% 2014	610	621
Forest Oil Corp. 7.25% 2019	600	615
Newcrest Finance Pty Ltd. 4.45% 20214	620	613
ArcelorMittal 5.50% 2021	665	611
Symbion Inc. 8.00% 2016	630	585
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20144	560	581
Denbury Resources Inc. 9.75% 2016	500	554
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.33% 20441,2	500	551
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	520	538
Kansas City Southern Railway Co. 8.00% 2015	500	533
RailAmerica, Inc. 9.25% 2017	480	527
EH Holding Corp. 6.50% 20194	500	524
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	500	500
Centene Corp. 5.75% 2017	500	500
Fox Acquisition LLC 13.375% 20164	455	499
Rouse Co. 5.375% 2013	500	499
Alpha Natural Resources, Inc. 6.00% 2019	500	488
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 20231	400	479
NRG Energy, Inc. 7.375% 2017	450	468
Atlas Copco AB 5.60% 20174	400	453
LightSquared, Term Loan B, 12.00% 20141,5,6	999	428
AstraZeneca PLC 5.40% 2012	380	393
Seneca Gaming Corp. 8.25% 20184	400	393
ACE INA Holdings Inc. 2.60% 2015	365	372
TransCanada PipeLines Ltd. 7.625% 2039	250	361
Neiman Marcus Group, Inc. 10.375% 2015	300	313
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 20451	280	310
Sally Holdings LLC and Sally Capital Inc. 6.875% 20194	275	289
National Grid PLC 6.30% 2016	250	287
Rio Tinto Finance (USA) Ltd. 8.95% 2014	230	269
Thomson Reuters Corp. 5.95% 2013	250	267
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20371,4	250	261
CNA Financial Corp. 7.35% 2019	230	257
State of New Jersey, Economic Development Authority, Energy Facility Revenue Bonds (ACR Energy Partners, LLC Project),
Series 2011-B, 12.00% 20304	240	246
Veolia Environnement 6.00% 2018	200	219
AXA SA 8.60% 2030	220	217
Lyondell Chemical Co. 8.00% 2017	183	201
International Lease Finance Corp. 5.00% 2012	195	195
E.ON International Finance BV 6.65% 20384	150	194
McKesson Corp. 3.25% 2016	180	191
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 20381	150	154
Canadian Natural Resources Ltd. 5.70% 2017	100	118
Delhaize Group 6.50% 2017	100	118
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 20151	54	56
Tyson Foods, Inc. 6.85% 20162	40	44
Liberty Mutual Group Inc. 6.50% 20354	30	29
Northwest Airlines, Inc., Term Loan B, 4.08% 20131,2,5	4	4
Northwest Airlines, Inc., Term Loan A, 2.33% 20181,2,5	7	7
Hawaiian Telcom, Inc., Term Loan, 9.00% 20151,2,5,6	7	7
		896,404

Total bonds, notes & other debt instruments (cost: $2,090,957,000)		2,138,142

Preferred securities — 0.02%	Shares

U.S. DOLLARS — 0.02%
Citigroup Inc. 6.95% preferred	22,000	513

Total preferred securities (cost: $534,000)		513

		Value
Common stocks — 0.01%	Shares	(000)

U.S. DOLLARS — 0.01%
Cooper-Standard Holdings Inc.4,8,9	4,134	US$ 143
Atrium Corp.8,9,10	2	—

Total common stocks (cost: $120,000)		143

Rights & warrants — 0.00%

U.S. DOLLARS — 0.00%
Cooper-Standard Holdings Inc., warrants, expire 20174,8,9	289	5
Hawaiian Telcom Holdco, Inc., warrants, expire 20158,9	106	—

Total rights & warrants (cost: $30,000)		5

	Principal amount
Short-term securities — 5.70%	(000)

Québec (Province of) 0.11% due 3/14/20124	US$27,300	27,275
British Columbia (Province of) 0.12% due 4/4/2012	20,700	20,694
Fannie Mae 0.012% due 3/21/2012	18,300	18,299
Thunder Bay Funding, LLC 0.22% due 1/17–1/20/20124	16,600	16,598
Straight-A Funding LLC 0.19% due 2/22/20124	15,000	14,997
Coca-Cola Co. 0.10%–0.17% due 2/22–5/2/20124	14,100	14,093
Nestlé Finance International Ltd. 0.09% due 1/6/2012	6,500	6,500
John Deere Credit Ltd. 0.09% due 1/11/20124	3,600	3,600
National Rural Utilities Cooperative Finance Corp. 0.10% due 1/18/2012	2,900	2,900
Barclays U.S. Funding Corp. 0.09% due 1/3/2012	2,650	2,650
U.S. Treasury Bill 0.223% due 1/12/2012	1,050	1,050

Total short-term securities (cost: $128,674,000)		128,656

Total investment securities (cost: $2,220,315,000)		2,267,459
Other assets less liabilities		(9,837)

Net assets		US$2,257,622

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.
3Index-linked bond whose principal amount moves with a government price index.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $178,360,000, which represented 7.90% of the net assets of the fund.

5Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $17,547,000, which represented .78% of the net assets of the fund.

6Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
7Scheduled interest and/or principal payment was not received.
8Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,434,000, which represented .07% of the net assets of the fund.
9Security did not produce income during the last 12 months.

10Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired 4/30/2010 at a cost of less than $1,000) may be subject to legal or contractual restrictions on resale.

High-Income Bond FundSM
Investment portfolio

December 31, 2011

Bonds, notes & other debt instruments — 90.98%	Principal amount (000)	Value (000)

CONSUMER DISCRETIONARY — 21.36%
MGM Resorts International 6.75% 2012	$5,985	$6,090
MGM Resorts International 6.75% 2013	10,820	10,942
MGM Resorts International 13.00% 2013	3,075	3,667
MGM Resorts International 5.875% 2014	11,330	11,047
MGM Resorts International 10.375% 2014	1,550	1,779
MGM Resorts International 6.625% 2015	3,050	2,913
MGM Resorts International 6.875% 2016	1,000	930
MGM Resorts International 7.50% 2016	3,650	3,513
MGM Resorts International 11.125% 2017	1,625	1,861
MGM Resorts International 9.00% 2020	1,000	1,112
Revel Entertainment, Term Loan B, 9.00% 20171,2,3	17,775	16,291
Revel Entertainment 12.00% 20184,5,6	11,228	8,112
Univision Communications Inc., Term Loan, 4.546% 20171,2,3	16,094	14,376
Univision Communications Inc. 6.875% 20197	2,530	2,454
Univision Communications Inc. 8.50% 20217	6,995	6,400
Michaels Stores, Inc., Term Loan B3, 4.938% 20161,2,3	956	942
Michaels Stores, Inc., Term Loan B2, 4.938% 20161,2,3	324	319
Michaels Stores, Inc. 11.375% 2016	2,500	2,662
Michaels Stores, Inc. 13.00% 2016	7,750	8,292
Michaels Stores, Inc. 7.75% 2018	5,250	5,329
Boyd Gaming Corp. 6.75% 2014	2,570	2,448
Boyd Gaming Corp. 7.125% 2016	6,955	6,051
Boyd Gaming Corp. 9.125% 2018	9,190	8,776
Charter Communications, Inc. 13.50% 2016	122	142
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	600	635
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	7,925	8,490
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	2,000	2,095
CCO Holdings LLC and CCO Holdings Capital Corp. 7.375% 2020	2,000	2,120
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.125% 2020	2,250	2,475
Neiman Marcus Group, Inc. 10.375% 2015	3,300	3,444
Neiman Marcus Group, Inc., Term Loan B, 4.75% 20181,2,3	11,540	11,151
Warner Music Group 9.50% 20167	3,325	3,624
Warner Music Group 9.50% 2016	1,725	1,880
Warner Music Group 11.50% 20187	5,450	5,436
Warner Music Group 13.75% 20197	2,025	1,919
Needle Merger Sub Corp. 8.125% 20197	12,455	11,926
Allison Transmission Holdings, Inc., Term Loan B, 2.78% 20141,2,3	3,007	2,938
Allison Transmission Holdings, Inc. 11.00% 20157	6,917	7,332
Royal Caribbean Cruises Ltd. 6.875% 2013	500	530
Royal Caribbean Cruises Ltd. 11.875% 2015	7,550	8,947
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 20161,2,3	222	220
Toys “R” Us-Delaware, Inc. 7.375% 20167	1,875	1,889
Toys “R” Us Property Co. II, LLC 8.50% 2017	2,900	3,016
Toys “R” Us Property Co. I, LLC 10.75% 2017	125	137
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 20181,2,3	4,154	4,079
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	4,675	4,839
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	4,000	4,265
Nara Cable Funding Ltd. 8.875% 2018	€6,880	7,969
ONO Finance II PLC 10.875% 20197	$150	134
ONO Finance II PLC 11.125% 2019	€700	700
Virgin Media Finance PLC, Series 1, 9.50% 2016	$4,300	4,848
Virgin Media Secured Finance PLC 6.50% 2018	1,425	1,521
Virgin Media Finance PLC 8.375% 20197	2,175	2,398
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	7,900	8,571
EchoStar DBS Corp 7.125% 2016	1,000	1,082
DISH DBS Corp 7.875% 2019	700	795
DISH DBS Corp 6.75% 2021	5,575	6,035
AMC Entertainment Inc. 8.00% 2014	350	347
AMC Entertainment Inc. 8.75% 2019	5,875	6,110
AMC Entertainment Inc. 9.75% 2020	1,375	1,313
Jaguar Land Rover PLC 7.75% 20187	4,035	3,864
Jaguar Land Rover PLC 8.125% 20217	4,000	3,780
Regal Entertainment Group 9.125% 2018	2,250	2,424
Regal Cinemas Corp. 8.625% 2019	4,625	5,018
Limited Brands, Inc. 5.25% 2014	220	230
Limited Brands, Inc. 8.50% 2019	905	1,059
Limited Brands, Inc. 7.00% 2020	2,048	2,227
Limited Brands, Inc. 6.625% 2021	3,560	3,791
DineEquity, Inc. 9.50% 2018	5,950	6,419
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.75% 2020	5,670	6,322
CityCenter Holdings, LLC 7.625% 20167	2,800	2,884
CityCenter Holdings, LLC 11.50% 20176,7	3,245	3,186
Tower Automotive Holdings 10.625% 20177	6,001	6,061
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25% 20171,2,3	4,891	4,812
Burlington Coat Factory Warehouse Corp. 10.00% 2019	1,250	1,228
PETCO Animal Supplies, Inc. 9.25% 20187	5,225	5,630
J.C. Penney Co., Inc. 5.75% 2018	5,123	5,174
J.C. Penney Co., Inc. 5.65% 2020	155	153
Bon-Ton Department Stores, Inc. 10.25% 2014	6,975	4,508
Mohegan Tribal Gaming Authority 8.00% 2012	1,675	1,131
Mohegan Tribal Gaming Authority 6.125% 2013	250	169
Mohegan Tribal Gaming Authority 7.125% 2014	5,125	2,447
Mohegan Tribal Gaming Authority 6.875% 2015	1,200	540
Hanesbrands Inc., Series B, 4.146% 20141	1,476	1,476
Hanesbrands Inc. 8.00% 2016	1,025	1,120
Hanesbrands Inc. 6.375% 2020	1,500	1,530
Radio One, Inc., Term Loan B, 7.50% 20161,2,3	4,341	4,046
Cinemark USA, Inc., Term Loan, 3.53% 20161,2,3	403	401
Cinemark USA, Inc. 8.625% 2019	3,300	3,605
Academy, Ltd., Term Loan B, 6.00% 20181,2,3	2,500	2,481
Academy, Ltd. 9.25% 20197	1,200	1,191
Local T.V. Finance LLC, Term Loan B, 2.30% 20131,2,3	1,502	1,453
Local T.V. Finance LLC 9.25% 20151,6,7	2,267	2,176
NCL Corp. Ltd. 11.75% 2016	2,650	3,061
NCL Corp. Ltd. 9.50% 2018	375	393
Gray Television, Inc. 10.50% 2015	2,175	2,066
Gray Television, Inc., Series D, 17.00%1,4,5,8	1,416	1,274
Burger King Corp 0%/11.00% 20197,9	4,800	3,012
Vidéotron Ltée 6.875% 2014	681	686
Vidéotron Ltée 6.375% 2015	380	389
Quebecor Media Inc. 7.75% 2016	1,700	1,755
Marina District Finance Co., Inc. 9.50% 2015	1,000	940
Marina District Finance Co., Inc. 9.875% 2018	2,000	1,835
LBI Media, Inc. 8.50% 20177	4,920	2,737
Kabel BW Erste Beteiligu 7.50% 2019	€1,250	1,642
UPC Germany GmbH 9.625% 2019	800	1,075
Cumulus Media Inc. 7.75% 20197	$3,000	2,677
Fox Acquisition LLC 13.375% 20167	2,370	2,598
CSC Holdings, Inc. 8.50% 2014	2,200	2,445
Education Management LLC and Education Management Finance Corp. 8.75% 2014	2,345	2,363
Chrysler Group LLC, Term Loan B, 6.00% 20171,2,3	995	944
Chrysler Group LLC 8.00% 20197	1,450	1,334
Allbritton Communications Co. 8.00% 2018	2,040	2,035
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	2,750	1,952
Sally Holdings LLC and Sally Capital Inc. 6.875% 20197	1,525	1,601
Meritage Corp. 7.731% 20177	1,500	1,365
FCE Bank PLC 7.125% 2013	€1,000	1,327
Tenneco Inc. 6.875% 2020	$1,200	1,236
Jarden Corp. 8.00% 2016	1,100	1,193
Seneca Gaming Corp. 8.25% 20187	900	884
Lamar Media Corp. 7.875% 2018	750	799
KAC Acquisition Corp. 8.00% 20262,4,6,7	106	—
		399,812

FINANCIALS — 12.51%
Realogy Corp., Letter of Credit, 4.522% 20161,2,3	1,333	1,194
Realogy Corp., Term Loan B, 4.691% 20161,2,3	17,427	15,615
Realogy Corp., Second Lien Term Loan A, 13.50% 20172,3	18,315	18,429
Realogy Corp. 7.875% 20197	10,800	9,450
CIT Group Inc., Series A, 7.00% 2015	22,075	22,147
CIT Group Inc., Series A, 7.00% 2016	10,300	10,313
Liberty Mutual Group Inc. 6.50% 20357	2,289	2,235
Liberty Mutual Group Inc., Series B, 7.00% 20671,7	1,815	1,543
Liberty Mutual Group Inc., Series A, 7.80% 20871,7	5,570	5,013
Liberty Mutual Group Inc., Series C, 10.75% 20881,7	6,695	8,469
Ford Motor Credit Co. 7.50% 2012	2,000	2,065
Ford Motor Credit Co. 8.70% 2014	850	951
Ford Motor Credit Co. 7.00% 2015	500	539
Ford Motor Credit Co. 8.00% 2016	6,900	7,848
Ford Motor Credit Co. 5.875% 2021	2,000	2,087
Regions Financial Corp. 6.375% 2012	2,236	2,264
Regions Financial Corp. 7.75% 2014	7,844	7,962
Regions Financial Corp. 5.20% 2015	1,625	1,528
Regions Financial Corp. 5.75% 2015	1,233	1,190
HBOS PLC 6.75% 20187	4,940	3,965
LBG Capital No.1 PLC, Series 2, 7.875% 20207	3,865	2,968
Lloyds TSB Bank PLC 6.375% 2021	625	627
HBOS PLC 6.00% 20337	4,587	2,809
Lloyds Banking Group PLC, junior subordinated 6.657% preference shares (undated)1,7,8	1,873	1,040
Springleaf Finance Corp., Series I, 5.40% 2015	1,700	1,245
Springleaf Finance Corp., Term Loan B, 5.50% 20171,2,3	8,730	7,631
Springleaf Finance Corp., Series J, 6.90% 2017	2,000	1,450
Developers Diversified Realty Corp. 5.50% 2015	2,645	2,670
Developers Diversified Realty Corp. 9.625% 2016	3,870	4,507
Developers Diversified Realty Corp. 7.50% 2017	870	940
Developers Diversified Realty Corp. 7.875% 2020	1,375	1,536
Host Hotels & Resorts, LP, Series S, 6.875% 2014	1,000	1,025
Host Marriott, LP, Series O, 6.375% 2015	900	920
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	2,200	2,272
Host Hotels & Resorts LP 9.00% 2017	4,050	4,425
Host Hotels & Resorts LP 5.875% 20197	25	26
Host Hotels & Resorts LP 6.00% 20217	250	257
MetLife Capital Trust IV, junior subordinated 7.875% 20671,7	2,005	2,090
MetLife Capital Trust X, junior subordinated 9.25% 20681,7	4,965	5,697
MetLife Inc., junior subordinated 10.75% 20691	500	662
Royal Bank of Scotland Group PLC 5.05% 2015	507	414
Royal Bank of Scotland Group PLC 4.70% 2018	3,048	1,993
RBS Capital Trust II 6.425% noncumulative trust (undated)1,8	7,400	3,885
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)1,7,8	1,350	852
International Lease Finance Corp. 5.00% 2012	490	490
International Lease Finance Corp. 8.625% 2015	3,420	3,518
American International Group, Inc. 4.875% 2016	1,055	1,000
International Lease Finance Corp. 5.75% 2016	1,000	929
Zions Bancorporation 5.65% 2014	370	376
Zions Bancorporation 7.75% 2014	875	928
Zions Bancorporation 6.00% 2015	3,500	3,496
Prologis, Inc. 7.625% 2014	1,000	1,096
Prologis, Inc. 6.625% 2018	1,570	1,707
Prologis, Inc. 7.375% 2019	1,125	1,273
Prologis, Inc. 6.875% 2020	625	695
Synovus Financial Corp. 4.875% 2013	605	581
Synovus Financial Corp. 5.125% 2017	4,036	3,431
Associated Banc-Corp 5.125% 2016	3,400	3,508
Rouse Co. 7.20% 2012	1,495	1,523
Rouse Co. 5.375% 2013	1,250	1,247
Rouse Co. 6.75% 20137	700	710
Barclays Bank PLC 5.14% 2020	990	839
Barclays Bank PLC, junior subordinated 6.86% (undated)1,7	1,650	1,287
Barclays Bank PLC, junior subordinated 7.434% (undated)1,7	1,170	1,047
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)1	2,930	3,153
Catlin Insurance Ltd., junior subordinated 7.249% (undated)1,7	3,225	2,765
UnumProvident Finance Co. PLC 6.85% 20157	800	887
Unum Group 7.125% 2016	1,225	1,400
Unum Group 5.625% 2020	330	340
NASDAQ OMX Group, Inc. 5.25% 2018	2,350	2,469
Genworth Financial, Inc. 7.625% 2021	1,865	1,746
Genworth Financial, Inc., junior subordinated 6.15% 20661	1,000	545
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)1	1,985	2,121
Hospitality Properties Trust 7.875% 2014	320	348
Hospitality Properties Trust 5.125% 2015	155	157
Hospitality Properties Trust 6.30% 2016	295	310
Hospitality Properties Trust 5.625% 2017	905	918
Hospitality Properties Trust 6.70% 2018	325	345
Nationwide Mutual Insurance Co. 9.375% 20397	1,500	1,815
Bank of America Corp. 5.00% 2021	1,590	1,450
XL Capital Ltd., Series E, junior subordinated 6.50% (undated)1	1,750	1,387
Brandywine Operating Partnership, LP 7.50% 2015	1,200	1,317
ACE Cash Express, Inc. 11.00% 20197	1,325	1,222
BBVA Bancomer SA 6.50% 20217	1,075	1,041
HSBK (Europe) BV 7.25% 20217	935	888
QBE Capital Funding III LP 7.25% 20411,7	850	749
Allstate Corp., Series B, junior subordinated 6.125% 20671	405	370
		234,172

TELECOMMUNICATION SERVICES — 11.30%
Nextel Communications, Inc., Series E, 6.875% 2013	3,565	3,565
Nextel Communications, Inc., Series F, 5.95% 2014	8,370	8,119
Nextel Communications, Inc., Series D, 7.375% 2015	18,955	17,439
Sprint Nextel Corp. 6.00% 2016	2,250	1,879
Sprint Nextel Corp. 8.375% 2017	7,775	7,007
Sprint Nextel Corp. 9.00% 20187	4,900	5,157
Sprint Nextel Corp. 11.50% 20217	4,950	4,913
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20157	16,515	15,896
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 20157	13,480	12,974
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20177	9,135	7,651
Wind Acquisition SA 11.75% 20177	22,543	20,289
Wind Acquisition SA 7.25% 20187	4,400	4,015
Wind Acquisition SA 7.375% 2018	€4,075	4,509
Cricket Communications, Inc. 10.00% 2015	$6,034	6,064
Cricket Communications, Inc. 7.75% 2016	12,710	13,187
Cricket Communications, Inc. 7.75% 2020	2,125	1,865
Digicel Group Ltd. 12.00% 20147	4,650	5,254
Digicel Group Ltd. 8.875% 20157	9,350	9,256
Digicel Group Ltd. 10.50% 20187	1,000	1,015
Frontier Communications Corp. 7.875% 2015	1,325	1,350
Frontier Communications Corp. 8.25% 2017	7,500	7,706
Frontier Communications Corp. 8.125% 2018	600	608
Frontier Communications Corp. 8.50% 2020	4,025	4,141
Vodafone Group PLC, Term Loan, 6.875% 20152,3,4,6	6,748	6,765
Vodafone Group PLC, Term Loan B, 6.25% 20162,3,4,6	6,575	6,559
Level 3 Financing, Inc. 8.75% 2017	1,475	1,508
Level 3 Financing, Inc. 10.00% 2018	1,725	1,837
Level 3 Escrow Inc. 8.125% 20197	6,500	6,419
Level 3 Communications, Inc. 11.875% 2019	900	963
LightSquared, Term Loan B, 12.00% 20142,3,6	17,033	7,303
Trilogy International Partners, LLC, 10.25% 20167	5,100	4,692
Crown Castle International Corp. 9.00% 2015	2,175	2,373
Crown Castle International Corp. 7.75% 20177	1,250	1,353
American Tower Corp. 7.00% 2017	1,500	1,696
American Tower Corp. 7.25% 2019	1,155	1,309
SBA Telecommunications, Inc. 8.00% 2016	1,650	1,786
Sorenson Communications 10.50% 20157	2,375	1,651
Portugal Telecom International Finance BV 5.625% 2016	€1,000	1,076
Telecom Italia Capital SA 6.999% 2018	$335	314
		211,463

INDUSTRIALS — 10.88%
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.479% 20141,2,3	1,553	1,175
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.579% 20141,2,3	25,211	19,073
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20141,2,3	1,502	1,200
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	1,385	263
Hawker Beechcraft Acquisition Co., LLC 8.875% 20151,6	8,998	1,710
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	650	65
Ply Gem Industries, Inc. 13.125% 2014	4,605	4,098
Ply Gem Industries, Inc. 8.25% 2018	17,975	15,751
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	19,720	17,304
Nortek Inc. 10.00% 20187	9,710	9,249
Nortek Inc. 8.50% 20217	5,535	4,705
United Air Lines, Inc., Term Loan B, 2.313% 20141,2,3	3,887	3,730
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20172	249	244
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20182	169	163
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20182	59	59
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20192	558	583
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20192	850	833
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20202	432	451
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 20202	1,976	1,961
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20212,7	831	787
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20222	2,121	2,190
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20222	862	921
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20222	1,186	1,162
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 5.43% 20141,2,3	863	846
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 5.43% 20141,2,3	825	809
DAE Aviation Holdings, Inc. 11.25% 20157	10,871	11,360
CEVA Group PLC, Bridge Loan, 9.75% 20151,2,3,4	2,355	1,507
CEVA Group PLC 11.625% 20167	6,090	6,075
CEVA Group PLC 8.375% 20177	1,200	1,131
CEVA Group PLC 11.50% 20187	4,405	3,998
US Investigations Services, Inc., Term Loan B, 3.037% 20151,2,3	1,156	1,076
US Investigations Services, Inc., Term Loan B, 7.75% 20151,2,3	4,929	4,905
US Investigations Services, Inc. 10.50% 20157	4,420	4,000
US Investigations Services, Inc. 11.75% 20167	2,831	2,491
ARAMARK Corp. 3.929% 20151	175	170
ARAMARK Corp. 8.50% 2015	8,600	8,858
Esterline Technologies Corp. 6.625% 2017	2,670	2,777
Esterline Technologies Corp. 7.00% 2020	5,136	5,444
Euramax International, Inc. 9.50% 20167	10,065	7,901
RBS Global, Inc. and Rexnord LLC 11.75% 2016	425	448
RBS Global, Inc. and Rexnord LLC 8.50% 2018	6,800	7,242
Northwest Airlines, Inc., Term Loan B, 4.08% 20131,2,3	1,055	1,050
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20142	190	193
Delta Air Lines, Inc., Series 2010-B, Class 2-B, 6.75% 20172,7	850	791
Northwest Airlines, Inc., Term Loan A, 2.33% 20181,2,3	2,764	2,584
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20242	2,615	2,595
JELD-WEN Escrow Corp. 12.25% 20177	6,625	7,056
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	1,287	1,485
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	1,745	2,007
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 2018	3,000	3,255
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	4,245	3,099
Navios Maritime Holdings Inc. 8.875% 2017	500	479
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	4,125	3,094
TransDigm Inc. 7.75% 2018	5,030	5,432
Ashtead Capital, Inc. 9.00% 20167	4,900	5,133
RailAmerica, Inc. 9.25% 2017	2,187	2,400
H&E Equipment Services, Inc. 8.375% 2016	1,400	1,438
Kansas City Southern Railway Co. 8.00% 2015	1,075	1,146
Florida East Coast Railway Corp. 8.125% 2017	800	794
Odebrecht Finance Ltd 6.00% 20237	500	504
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20192	1,323	251
AMR Corp. 10.00% 2021	1,000	228
		203,729

HEALTH CARE — 10.02%
PTS Acquisition Corp. 9.50% 20151,6	11,540	11,915
PTS Acquisition Corp. 9.75% 2017	€4,445	5,264
Quintiles, Term Loan B, 5.00% 20181,2,3	$16,684	16,421
VWR Funding, Inc., Series B, 10.25% 20151,6	15,402	15,980
Tenet Healthcare Corp. 7.375% 2013	10,335	10,697
Tenet Healthcare Corp. 9.25% 2015	3,675	3,882
Bausch & Lomb Inc. 9.875% 2015	13,105	13,826
inVentiv Health Inc. 10.00% 20187	12,310	11,325
inVentiv Health Inc. 10.00% 20187	2,475	2,277
HCA Inc. 6.375% 2015	5,205	5,329
HCA Inc., Term Loan B2, 3.829% 20171,2,3	1,451	1,380
HCA Inc. 6.50% 2020	2,000	2,080
HCA Inc. 7.50% 2022	3,250	3,331
Symbion Inc. 8.00% 2016	9,725	9,032
DJO Finance LLC 7.75% 2018	10,800	8,343
Grifols Inc. 8.25% 2018	7,870	8,303
Alkermes, Inc., Term Loan B, 6.75% 20171,2,3	5,525	5,504
Alkermes, Inc., Term Loan B, 9.50% 20181,2,3	2,800	2,772
Centene Corp. 5.75% 2017	7,105	7,105
Kinetic Concepts, Inc. 10.50% 20187	6,450	6,337
Surgical Care Affiliates, Inc. 8.875% 20151,6,7	3,703	3,731
Surgical Care Affiliates, Inc. 10.00% 20177	1,825	1,761
Patheon Inc. 8.625% 20177	6,775	5,420
Multiplan Inc. 9.875% 20187	4,800	5,016
Rotech Healthcare Inc. 10.50% 2018	6,170	4,782
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	2,150	2,306
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	1,500	1,609
Merge Healthcare Inc 11.75% 2015	2,915	3,104
Boston Scientific Corp. 6.00% 2020	2,250	2,515
ConvaTec Healthcare 10.50% 20187	2,715	2,437
Accellent Inc. 8.375% 2017	2,000	1,970
Coventry Health Care, Inc. 6.125% 2015	1,000	1,096
Endo Pharmaceuticals Holdings Inc. 7.00% 2019	430	460
Vanguard Health Systems Inc. 0% 2016	340	214
		187,524

INFORMATION TECHNOLOGY — 7.94%
First Data Corp., Term Loan B2, 3.044% 20141,2,3	6,259	5,696
First Data Corp. 9.875% 2015	3,830	3,600
First Data Corp. 9.875% 2015	84	79
First Data Corp. 10.55% 20156	1,919	1,840
First Data Corp. 11.25% 2016	5,550	4,634
First Data Corp. 7.375% 20197	3,925	3,709
First Data Corp. 8.25% 20217	9,740	8,766
First Data Corp. 12.625% 20217	17,425	15,247
First Data Corp. 8.75% 20221,6,7	13,342	11,541
Freescale Semiconductor, Inc., Term Loan, 4.52% 20161,2,3	402	385
Freescale Semiconductor, Inc. 10.125% 2016	11,072	11,709
Freescale Semiconductor, Inc. 9.25% 20187	5,350	5,745
Freescale Semiconductor, Inc. 10.125% 20187	5,570	6,099
SRA International, Inc., Term Loan B, 6.50% 20181,2,3	11,622	11,003
Sterling Merger Inc. 11.00% 20197	6,995	6,855
NXP BV and NXP Funding LLC 3.153% 20131	75	75
NXP BV and NXP Funding LLC 10.00% 20135	1,312	1,453
NXP BV and NXP Funding LLC 9.75% 20187	11,620	12,724
Serena Software, Inc. 10.375% 2016	5,975	6,154
SunGard Data Systems Inc. 10.625% 2015	1,100	1,177
SunGard Data Systems Inc. 7.375% 2018	3,200	3,292
SunGard Data Systems Inc. 7.625% 2020	1,600	1,652
Advanced Micro Devices, Inc. 8.125% 2017	5,475	5,708
Blackboard Inc., Term Loan B, 7.50% 20181,2,3	5,275	5,015
Sanmina-SCI Corp. 3.296% 20141,7	4,075	3,983
Sanmina-SCI Corp. 8.125% 2016	719	746
EH Holding Corp. 6.50% 20197	2,000	2,095
EH Holding Corp. 7.625% 20217	1,625	1,714
Jabil Circuit, Inc. 8.25% 2018	2,270	2,628
Jabil Circuit, Inc. 5.625% 2020	1,000	1,022
Ceridian Corp. 11.25% 2015	3,000	2,355
		148,701

MATERIALS — 4.86%
Reynolds Group 8.75% 20167	4,105	4,341
Reynolds Group 9.25% 20187	3,115	2,998
Reynolds Group 7.125% 20197	740	757
Reynolds Group 7.875% 20197	1,250	1,313
Reynolds Group 9.00% 20197	2,760	2,636
Reynolds Group 9.875% 20197	7,580	7,390
Georgia Gulf Corp. 9.00% 20177	13,305	14,137
Ardagh Packaging Finance 7.375% 20177	3,380	3,431
Ardagh Packaging Finance 7.375% 2017	€1,225	1,562
Ardagh Packaging Finance 11.125% 20186,7	$1,060	901
Ardagh Packaging Finance 9.125% 20207	1,500	1,492
Ardagh Packaging Finance 9.25% 2020	€2,260	2,654
Packaging Dynamics Corp. 8.75% 20167	$6,570	6,603
Newpage Corp. 11.375% 2014	6,720	5,006
FMG Resources 7.00% 20157	4,600	4,669
Mirabela Nickel Ltd. 8.75% 20187	4,225	3,813
MacDermid 9.50% 20177	3,675	3,675
CEMEX Finance LLC 9.50% 20167	3,800	3,353
Consolidated Minerals Ltd. 8.875% 20167	3,690	3,210
Rockwood Specialties Group, Inc. 7.50% 2014	1,700	1,730
Rockwood Specialties Group, Inc. 7.625% 2014	€750	990
JMC Steel Group Inc. 8.25% 20187	$2,500	2,450
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	2,240	2,383
ArcelorMittal 5.50% 2021	40	37
ArcelorMittal 6.75% 2041	2,580	2,323
Ball Corp. 7.125% 2016	1,350	1,475
Ball Corp. 5.75% 2021	835	879
Graphic Packaging International, Inc. 9.50% 2017	1,125	1,238
Graphic Packaging International, Inc. 7.875% 2018	800	856
Nalco Co. 8.25% 2017	1,550	1,759
Smurfit Capital Funding PLC 7.50% 2025	665	632
Lyondell Chemical Co. 8.00% 2017	169	185
		90,878

ENERGY — 4.83%
Petroplus Finance Ltd. 6.75% 20147	14,705	8,014
Petroplus Finance Ltd. 7.00% 20177	8,868	4,523
Petroplus Finance Ltd. 9.375% 20197	3,000	1,560
Laredo Petroleum, Inc. 9.50% 20197	10,275	10,943
Transocean Inc. 5.05% 2016	1,100	1,125
Transocean Inc. 6.375% 2021	7,365	7,840
Transocean Inc. 7.35% 2041	670	745
Peabody Energy Corp. 6.00% 20187	5,950	6,099
Peabody Energy Corp. 6.25% 20217	3,050	3,172
Energy Transfer Partners, LP 7.50% 2020	7,025	7,710
Arch Coal, Inc. 7.00% 20197	4,400	4,510
Arch Coal, Inc. 7.25% 20217	500	516
Concho Resources Inc. 7.00% 2021	3,700	3,991
Teekay Corp. 8.50% 2020	4,025	3,894
Denbury Resources Inc. 9.75% 2016	2,400	2,658
Denbury Resources Inc. 8.25% 2020	1,096	1,230
CONSOL Energy Inc. 8.00% 2017	2,500	2,750
CONSOL Energy Inc. 8.25% 2020	500	555
Alpha Natural Resources, Inc. 6.00% 2019	3,300	3,218
Overseas Shipholding Group, Inc. 8.125% 2018	4,100	2,537
TransCanada PipeLines Ltd., junior subordinated 6.35% 20671	2,135	2,145
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	2,055	2,124
Continental Resources Inc. 7.375% 2020	275	301
Continental Resources Inc. 7.125% 2021	1,500	1,635
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20182,7	1,915	1,910
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20212,7	1,764	1,826
Forest Oil Corp. 8.50% 2014	500	548
Forest Oil Corp. 7.25% 2019	1,000	1,025
Transcontinental Gas Pipe Line Corp. 7.25% 2026	975	1,251
		90,355

CONSUMER STAPLES — 3.62%
Rite Aid Corp. 9.75% 2016	3,325	3,658
Rite Aid Corp. 10.375% 2016	380	406
Rite Aid Corp. 10.25% 2019	9,995	11,069
Rite Aid Corp. 8.00% 2020	1,075	1,193
SUPERVALU INC. 7.50% 2012	340	345
Albertson’s, Inc. 7.25% 2013	460	481
SUPERVALU INC. 7.50% 2014	1,000	1,023
SUPERVALU INC. 8.00% 2016	7,030	7,294
Albertson’s, Inc. 7.45% 2029	1,000	785
Albertson’s, Inc. 8.00% 2031	1,445	1,160
Smithfield Foods, Inc. 10.00% 2014	5,425	6,334
Smithfield Foods, Inc. 7.75% 2017	3,525	3,877
Tops Holding Corp. and Tops Markets, LLC. 10.125% 2015	6,190	6,499
Stater Bros. Holdings Inc. 7.75% 2015	2,950	3,042
Stater Bros. Holdings Inc. 7.375% 2018	2,475	2,624
C&S Group Enterprises LLC 8.375% 20177	3,905	4,139
Ingles Markets, Inc. 8.875% 2017	3,075	3,344
Cott Beverages Inc. 8.125% 2018	2,675	2,902
Tyson Foods, Inc. 10.50% 2014	2,075	2,407
BFF International Ltd. 7.25% 20207	2,000	2,225
Spectrum Brands Inc. 9.50% 2018	1,825	2,005
Del Monte Corp. 7.625% 2019	1,050	1,013
		67,825

UTILITIES — 3.16%
Edison Mission Energy 7.50% 2013	3,150	3,071
Edison Mission Energy 7.75% 2016	3,700	2,719
Midwest Generation, LLC, Series B, 8.56% 20162	1,426	1,448
Edison Mission Energy 7.00% 2017	5,525	3,619
Edison Mission Energy 7.20% 2019	5,725	3,607
Edison Mission Energy 7.625% 2027	3,425	2,038
AES Corp. 7.75% 2015	500	546
AES Corp. 8.00% 2017	5,500	6,077
AES Corp. 8.00% 2020	3,000	3,315
AES Corp. 7.375% 20217	850	920
TXU, Term Loan, 3.776% 20141,2,3	264	185
TXU, Term Loan, 4.776% 20171,2,3	7,221	4,590
Texas Competitive Electric Holdings Co. LLC, 11.50% 20207	6,565	5,605
Intergen Power 9.00% 20177	8,775	9,280
NRG Energy, Inc. 7.375% 2017	5,975	6,214
NV Energy, Inc 6.25% 2020	3,200	3,331
CMS Energy Corp. 8.75% 2019	2,150	2,557
		59,122

MORTGAGE-BACKED OBLIGATIONS2 — 0.14%
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20377	2,500	2,664

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.13%
Brazil (Federal Republic of) 6.00% 204510	BRL4,173	2,415

MUNICIPALS — 0.12%
State of Illinois, General Obligation Bonds, Taxable Build America Bonds, Series 2010-5, 7.35% 2035	$1,250	1,367
State of New Jersey, Economic Development Authority, Energy Facility Revenue Bonds (ACR Energy Partners, LLC Project),
Series 2011-B, 12.00% 20307	875	896
		2,263

BONDS & NOTES OF U.S. GOVERNMENT — 0.11%
U.S. Treasury 1.375% 2013	2,000	2,027

Total bonds, notes & other debt instruments (cost: $1,734,979,000)		1,702,950

	Shares or	Value
Convertible securities — 0.45%	principal amount	(000)

INFORMATION TECHNOLOGY — 0.37%
Liberty Media Corp. 3.50% convertible notes 2031	$5,500,000	$3,151
Linear Technology Corp., Series A, 3.00% convertible notes 2027	$2,000,000	2,052
Suntech Power Holdings Co., Ltd. 3.00% convertible notes 2013	$4,000,000	1,690
		6,893

TELECOMMUNICATION SERVICES — 0.04%
Clearwire Corp. 8.25% convertible notes 20407	$891,000	575
Portugal Telecom, SGPS, SA convertible notes 2014	€200,000	213
		788

CONSUMER DISCRETIONARY — 0.04%
Cooper-Standard Holdings Inc. 7.00% convertible preferred4,7	4,984	785

Total convertible securities (cost: $9,958,000)		8,466

Preferred securities — 0.54%	Shares

FINANCIALS — 0.54%
Ally Financial Inc., Series G, 7.00%7	4,300	3,083
Ally Financial Inc., Series 2, 8.125% preferred	100,000	1,946
Swire Pacific Ltd. 8.84% cumulative guaranteed perpetual capital securities7	85,000	2,404
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	58,400	1,475
Citigroup Inc. 6.95% preferred	48,000	1,120

Total preferred securities (cost: $10,249,000)		10,028

Common stocks — 0.49%

CONSUMER DISCRETIONARY — 0.26%
Cooper-Standard Holdings Inc.4,7,11	62,139	2,144
Ford Motor Co.11	171,877	1,849
American Media, Inc.4,5,11	87,470	986
Adelphia Recovery Trust, Series Arahova4,11	388,601	16
Adelphia Recovery Trust, Series ACC-6B4,11	1,000,000	5
Adelphia Recovery Trust, Series ACC-111	449,306	—
Five Star Travel Corp.4,5,11	7,285	1
		5,001

FINANCIALS — 0.19%
Citigroup Inc.	120,772	3,177
Bank of America Corp.	60,000	334
		3,511

MATERIALS — 0.03%
Georgia Gulf Corp.11	26,855	524

INDUSTRIALS — 0.01%
Nortek, Inc.11	3,850	101
Delta Air Lines, Inc.11	3,992	32
Atrium Corp.4,5,11	361	2
ACF Industries Holding Corp.4,11	651	—
		135

INFORMATION TECHNOLOGY — 0.00%
HSW International, Inc.4,5,11	2,236	5

Total common stocks (cost: $9,135,000)		9,176

		Value
Rights & warrants — 0.01%	Shares	(000)

CONSUMER DISCRETIONARY — 0.01%
Cooper-Standard Holdings Inc., warrants, expire 20174,7,11	11,422	$182
Revel Holdings, Inc., warrants, expire 20214,5,11	5,250	8
		190

TELECOMMUNICATION SERVICES — 0.00%
Hawaiian Telcom Holdco, Inc., warrants, expire 20154,11	20,572	90

Total rights & warrants (cost: $4,981,000)		280

	Principal amount
Short-term securities — 5.57%	(000)

Freddie Mac 0.06%–0.09% due 4/23–6/18/2012	$30,200	30,193
Variable Funding Capital Company LLC 0.20% due 1/4/20127	21,500	21,499
Chariot Funding, LLC 0.18% due 2/7/20127	18,900	18,898
NetJets Inc. 0.03% due 1/3/20127	15,200	15,200
Federal Home Loan Bank 0.08% due 3/23/2012	11,000	10,999
Coca-Cola Co. 0.13%–0.17% due 2/2–6/11/20127	4,350	4,347
McDonald’s Corp. 0.06% due 2/3/20127	2,600	2,599
U.S. Treasury Bill 0.21% due 1/12/2012	500	500

Total short-term securities (cost: $104,233,000)		104,235

Total investment securities (cost: $1,873,535,000)		1,835,135
Other assets less liabilities		36,618

Net assets		$1,871,753

1Coupon rate may change periodically.
2Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

3Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $218,855,000, which represented 11.69% of the net assets of the fund.

4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $28,441,000, which represented 1.52% of the net assets of the fund.

5Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets
Revel Entertainment 12.00% 2018	2/15/2011–9/16/2011	$10,825	$8,112	.43%
Revel Holdings, Inc., warrants, expire 2021	2/15/2011	—	8	.00
NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	1,177	1,453	.08
Gray Television, Inc., Series D, 17.00%	6/26/2008	1,345	1,274	.07
American Media, Inc.	11/17/2010	1,465	986	.05
HSW International, Inc.	12/17/2007	69	5	.00
Atrium Corp.	4/30/2010	33	2	.00
Five Star Travel Corp.	12/17/2007	2	1	.00
Total restricted securities		$14,916	$11,841	.63%

6Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

7Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $637,502,000, which represented 34.06% of the net assets of the fund.

8Scheduled interest and/or principal payment was not received.
9Step bond; coupon rate will increase at a later date.
10Index-linked bond whose principal amount moves with a government price index.
11Security did not produce income during the last 12 months.

Key to abbreviation and symbol

BRL = Brazilian reais€ = Euros

Mortgage FundSM
Investment portfolio

December 31, 2011

Bonds, notes & other debt instruments — 87.05%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS — 72.03%
FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS1 — 70.79%
Freddie Mac 3.00% 2026	$484	$501
Freddie Mac 3.00% 2026	299	309
Freddie Mac 5.50% 2037	2,000	2,173
Freddie Mac 5.50% 2038	1,108	1,204
Freddie Mac 4.50% 2039	330	350
Freddie Mac 5.00% 2039	623	670
Freddie Mac 5.50% 2039	5,360	5,825
Freddie Mac 5.50% 2039	1,500	1,630
Freddie Mac 4.50% 2040	1,342	1,424
Freddie Mac 4.50% 2040	974	1,033
Freddie Mac 4.50% 2041	1,875	1,989
Freddie Mac 4.50% 2041	667	707
Freddie Mac 4.50% 2041	513	544
Freddie Mac 4.50% 2041	348	374
Freddie Mac 4.50% 2041	238	252
Freddie Mac 4.00% 20422	1,250	1,311
Freddie Mac 5.00% 20422	300	322
Freddie Mac 5.50% 20422	2,050	2,225
Freddie Mac, Series K704, Class A2, 2.412% 2018	75	76
Freddie Mac, Series K015, Class A1, 2.257% 2020	50	51
Fannie Mae 3.00% 20272	3,725	3,848
Fannie Mae 3.50% 20272	2,950	3,086
Fannie Mae 5.00% 2038	100	108
Fannie Mae 5.50% 2038	300	328
Fannie Mae 5.00% 2039	500	541
Fannie Mae 4.50% 20422	1,625	1,730
Fannie Mae 5.00% 20422	550	594
Fannie Mae 6.00% 20422	5,550	6,112
Government National Mortgage Assn. 6.00% 2035	1,116	1,267
Government National Mortgage Assn. 3.50% 2041	1,780	1,863
Government National Mortgage Assn. 6.50% 2041	2,990	3,401
Government National Mortgage Assn. 3.50% 20422	1,150	1,201
Government National Mortgage Assn. 3.50% 20422	725	755
Government National Mortgage Assn. 4.00% 20422	3,400	3,648
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033	248	262
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035	2,274	2,480
		54,194

OTHER MORTGAGE-BACKED SECURITIES1 — 1.24%
National Bank of Canada 2.20% 20163	250	253
Bank of Montreal 1.30% 20143	250	250
Australia & New Zealand Banking Group Ltd. 2.40% 20163	250	248
Bank of Nova Scotia 1.25% 20143	200	199
		950

Total mortgage-backed obligations		55,144

FEDERAL AGENCY BONDS & NOTES — 9.63%
Federal Home Loan Bank 1.125% 2012	1,400	1,406
Federal Home Loan Bank 1.875% 2013	5,100	5,220
Federal Home Loan Bank 4.125% 2020	650	745
		7,371

U.S. TREASURY BONDS & NOTES — 5.39%
U.S. Treasury 0.50% 2013	1,300	1,306
U.S. Treasury 0.50% 2014	1,950	1,959
U.S. Treasury 8.00% 2021	550	860
		4,125

Total bonds, notes & other debt instruments (cost: $65,983,000)		66,640

Short-term securities — 44.56%

Pfizer Inc 0.04% due 1/12/20123	3,100	3,100
Johnson & Johnson 0.04% due 4/3/20123	2,500	2,500
PepsiCo Inc. 0.04%–0.07% due 1/9–1/11/20123	2,400	2,400
McDonald’s Corp. 0.06% due 2/3/20123	2,400	2,399
Straight-A Funding LLC 0.19% due 2/27/20123	2,200	2,200
Medtronic Inc. 0.08%–0.11% due 1/10–3/15/20123	2,100	2,100
Procter & Gamble Co. 0.11%–0.17% due 1/5–5/1/20123	2,100	2,099
Wal-Mart Stores, Inc. 0.04% due 1/4/20123	2,000	2,000
NetJets Inc. 0.06% due 1/26/20123	2,000	2,000
BHP Billiton Finance (USA) Limited 0.18% due 2/2/20123	2,000	1,999
eBay Inc. 0.10% due 3/13/20123	2,000	1,998
Jupiter Securitization Co., LLC 0.21% due 1/4/20123	1,800	1,800
Texas Instruments Inc. 0.20% due 4/17/20123	1,600	1,598
Private Export Funding Corp. 0.10% due 2/15/20123	1,500	1,499
Federal Farm Credit Banks 0.14%–0.15% due 5/15–10/18/2012	1,425	1,424
Harvard University 0.12% due 1/13/2012	1,000	1,000
Coca-Cola Co. 0.17% due 2/2/20123	1,000	1,000
Thunder Bay Funding, LLC 0.21% due 1/17/20123	1,000	1,000

Total short-term securities (cost: $34,119,000)		34,116

Total investment securities (cost: $100,102,000)		100,756
Other assets less liabilities		(24,201)

Net assets		$76,555

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2A portion or all of the security purchased on a TBA basis.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $32,642,000, which represented 42.64% of the net assets of the fund.

Key to abbreviation

TBA = To be announced

U.S. Government/AAA-Rated Securities FundSM
Investment portfolio

December 31, 2011

Bonds, notes & other debt instruments — 94.41%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS — 55.75%
FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS1 — 55.67%
Fannie Mae 3.308% 20172	$2,076	$2,208
Fannie Mae 6.00% 2021	1,599	1,734
Fannie Mae 3.50% 2025	13,301	13,926
Fannie Mae 3.50% 2026	497	520
Fannie Mae 3.00% 20273	241,378	249,336
Fannie Mae 3.50% 20273	7,650	8,001
Fannie Mae 6.00% 20273	2,810	3,033
Fannie Mae 6.50% 2028	2,353	2,637
Fannie Mae 4.00% 2029	11,836	12,511
Fannie Mae 5.00% 2033	11,459	12,394
Fannie Mae 5.50% 2033	6,410	6,987
Fannie Mae 5.534% 20362	1,144	1,220
Fannie Mae 6.00% 2036	2,133	2,354
Fannie Mae 6.00% 2036	981	1,082
Fannie Mae 6.00% 2036	461	510
Fannie Mae 6.00% 2036	194	215
Fannie Mae 5.306% 20372	1,149	1,224
Fannie Mae 5.489% 20372	366	390
Fannie Mae 6.00% 2037	2,011	2,217
Fannie Mae 6.00% 2037	1,274	1,404
Fannie Mae 6.00% 2037	977	1,077
Fannie Mae 6.00% 2037	866	956
Fannie Mae 6.00% 2037	790	873
Fannie Mae 6.00% 2037	680	749
Fannie Mae 6.00% 2037	369	408
Fannie Mae 6.00% 2037	297	327
Fannie Mae 6.00% 2037	287	317
Fannie Mae 6.00% 2037	100	111
Fannie Mae 6.50% 2037	609	670
Fannie Mae 6.50% 2037	270	297
Fannie Mae 7.00% 2037	762	837
Fannie Mae 7.00% 2037	221	243
Fannie Mae 5.488% 20382	1,956	2,085
Fannie Mae 5.50% 2038	2,269	2,473
Fannie Mae 6.00% 2038	105,200	115,971
Fannie Mae 6.00% 2038	27,922	30,886
Fannie Mae 6.00% 2038	27,064	29,834
Fannie Mae 6.00% 2038	1,985	2,188
Fannie Mae 6.00% 2038	824	901
Fannie Mae 6.00% 2038	632	696
Fannie Mae 6.00% 2038	480	529
Fannie Mae 6.00% 2038	379	416
Fannie Mae 6.00% 2038	23	25
Fannie Mae 6.50% 2038	4,966	5,523
Fannie Mae 3.572% 20392	4,305	4,498
Fannie Mae 6.00% 2039	21,810	24,043
Fannie Mae 6.00% 2039	5,327	5,859
Fannie Mae 6.00% 2039	335	369
Fannie Mae 2.615% 20402	26,351	27,364
Fannie Mae 3.50% 2040	4,896	5,045
Fannie Mae 4.00% 2040	15,212	16,087
Fannie Mae 4.50% 2040	4,257	4,535
Fannie Mae 4.50% 2040	3,425	3,649
Fannie Mae 4.50% 2040	2,719	2,932
Fannie Mae 4.50% 2040	2,614	2,819
Fannie Mae 4.50% 2040	2,125	2,291
Fannie Mae 4.50% 2040	777	837
Fannie Mae 4.50% 2040	743	802
Fannie Mae 4.50% 2040	244	263
Fannie Mae 4.50% 2040	152	164
Fannie Mae 5.00% 2040	1,026	1,120
Fannie Mae 5.00% 2040	987	1,080
Fannie Mae 6.00% 2040	54,873	60,592
Fannie Mae 6.00% 2040	3,193	3,520
Fannie Mae 3.50% 2041	21,834	22,499
Fannie Mae 4.00% 2041	24,936	26,234
Fannie Mae 4.00% 2041	21,878	23,017
Fannie Mae 4.00% 2041	14,736	15,503
Fannie Mae 4.00% 2041	7,347	7,785
Fannie Mae 4.00% 2041	4,899	5,152
Fannie Mae 4.00% 2041	4,137	4,351
Fannie Mae 4.00% 2041	3,225	3,392
Fannie Mae 4.50% 2041	52,954	57,108
Fannie Mae 4.50% 2041	21,044	22,695
Fannie Mae 4.50% 2041	20,187	21,505
Fannie Mae 4.50% 2041	19,723	21,010
Fannie Mae 4.50% 2041	18,743	20,214
Fannie Mae 4.50% 2041	14,201	15,314
Fannie Mae 4.50% 2041	11,350	12,092
Fannie Mae 4.50% 2041	9,705	10,339
Fannie Mae 4.50% 2041	5,471	5,921
Fannie Mae 4.50% 2041	5,243	5,687
Fannie Mae 4.50% 2041	4,367	4,652
Fannie Mae 4.50% 2041	4,022	4,338
Fannie Mae 4.50% 2041	3,047	3,286
Fannie Mae 4.50% 2041	2,977	3,210
Fannie Mae 4.50% 2041	2,501	2,664
Fannie Mae 4.50% 2041	2,135	2,303
Fannie Mae 4.50% 2041	560	604
Fannie Mae 4.50% 2041	393	424
Fannie Mae 5.00% 2041	6,149	6,768
Fannie Mae 5.00% 2041	3,927	4,312
Fannie Mae 5.00% 2041	2,481	2,730
Fannie Mae 5.00% 2041	1,992	2,188
Fannie Mae 5.00% 2041	1,934	2,124
Fannie Mae 5.00% 2041	1,702	1,873
Fannie Mae 5.00% 2041	1,491	1,637
Fannie Mae 5.00% 2041	1,446	1,588
Fannie Mae 5.00% 2041	1,176	1,292
Fannie Mae 5.00% 2041	1,093	1,203
Fannie Mae 5.00% 2041	994	1,092
Fannie Mae 5.00% 2041	957	1,051
Fannie Mae 5.00% 2041	932	1,023
Fannie Mae 5.00% 2041	699	770
Fannie Mae 5.00% 2041	686	755
Fannie Mae 5.00% 2041	552	608
Fannie Mae 3.50% 20423	36,575	37,626
Fannie Mae 4.00% 20423	20,360	21,394
Fannie Mae 4.50% 20423	87,115	92,723
Fannie Mae 5.00% 20423	44,705	48,302
Fannie Mae 5.50% 20423	9,300	10,128
Fannie Mae 6.00% 20423	12,416	13,673
Fannie Mae 6.462% 20472	284	307
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	6,750	6,925
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	327	336
Fannie Mae, Series 2001-4, Class GA, 9.80% 20252	10	12
Fannie Mae, Series 2001-4, Class NA, 11.512% 20252	80	88
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	993	903
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	1,672	1,845
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	1,171	1,291
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	178	198
Freddie Mac 4.50% 2023	3,614	3,832
Freddie Mac 5.00% 2023	242	260
Freddie Mac 5.50% 2024	9,578	10,376
Freddie Mac 4.00% 2025	2,425	2,547
Freddie Mac 3.50% 2026	19,054	19,883
Freddie Mac 6.00% 2026	1,799	1,984
Freddie Mac 6.00% 2027	3,924	4,328
Freddie Mac 2.476% 20352	568	603
Freddie Mac 5.851% 20362	5,078	5,436
Freddie Mac 5.50% 2037	6,000	6,520
Freddie Mac 5.50% 2037	2,000	2,173
Freddie Mac 5.94% 20372	249	261
Freddie Mac 4.812% 20382	2,477	2,669
Freddie Mac 5.00% 2038	4,256	4,579
Freddie Mac 5.00% 2038	2,554	2,748
Freddie Mac 5.417% 20382	843	898
Freddie Mac 5.50% 2038	88,864	96,559
Freddie Mac 5.50% 2038	28,579	31,054
Freddie Mac 5.50% 2038	10,700	11,627
Freddie Mac 5.50% 2038	9,629	10,463
Freddie Mac 5.50% 2038	4,279	4,650
Freddie Mac 5.50% 2038	3,190	3,466
Freddie Mac 5.50% 2038	2,921	3,177
Freddie Mac 5.50% 2038	2,000	2,173
Freddie Mac 5.50% 2038	1,677	1,822
Freddie Mac 5.50% 2038	1,572	1,708
Freddie Mac 5.50% 2038	1,531	1,663
Freddie Mac 5.50% 2038	1,000	1,087
Freddie Mac 5.50% 2038	540	587
Freddie Mac 5.50% 2038	389	423
Freddie Mac 5.50% 2038	79	85
Freddie Mac 6.00% 2038	5,654	6,236
Freddie Mac 5.50% 2039	26,919	29,250
Freddie Mac 5.50% 2039	9,999	10,865
Freddie Mac 5.50% 2039	1,751	1,903
Freddie Mac 5.50% 2039	178	193
Freddie Mac 3.17% 20402	2,978	3,108
Freddie Mac 4.00% 2040	7,817	8,213
Freddie Mac 5.00% 2040	10,067	10,828
Freddie Mac 5.00% 2040	2,040	2,195
Freddie Mac 5.50% 2040	1,464	1,591
Freddie Mac 5.50% 2040	1,000	1,087
Freddie Mac 3.251% 20412	15,506	16,145
Freddie Mac 3.40% 20412	4,546	4,738
Freddie Mac 4.00% 2041	58,324	61,278
Freddie Mac 4.00% 2041	6,989	7,343
Freddie Mac 4.50% 2041	9,219	9,775
Freddie Mac 4.50% 2041	3,527	3,786
Freddie Mac 4.50% 2041	2,515	2,699
Freddie Mac 4.50% 2041	1,398	1,500
Freddie Mac 5.00% 2041	5,761	6,307
Freddie Mac 5.00% 2041	2,559	2,752
Freddie Mac 5.00% 2041	2,512	2,734
Freddie Mac 5.50% 20423	53,425	57,974
Freddie Mac, Series K003, Class A2, 3.607% 2014	3,500	3,637
Freddie Mac, Series 2356, Class GD, 6.00% 2016	562	603
Freddie Mac, Series K701, Class A2, 3.882% 20172	1,650	1,813
Freddie Mac, Series K704, Class A2, 2.412% 2018	1,800	1,829
Freddie Mac, Series K702, Class A2, 3.154% 2018	2,019	2,141
Freddie Mac, Series K015, Class A1, 2.257% 2020	1,892	1,943
Freddie Mac, Series K009, Class A1, 2.757% 2020	1,395	1,461
Freddie Mac, Series K014, Class A1, 2.788% 2020	2,297	2,400
Freddie Mac, Series K013, Class A1, 2.902% 2020	2,251	2,378
Freddie Mac, Series K010, Class A1, 3.32% 20202	1,739	1,857
Freddie Mac, Series K011, Class A2, 4.084% 2020	2,200	2,452
Freddie Mac, Series 1567, Class A, 0.713% 20232	199	199
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	1,059	967
Freddie Mac, Series 3233, Class PA, 6.00% 2036	1,034	1,158
Government National Mortgage Assn. 4.00% 2024	685	736
Government National Mortgage Assn. 3.50% 2025	4,265	4,562
Government National Mortgage Assn. 3.50% 2025	2,062	2,203
Government National Mortgage Assn. 3.50% 2025	1,804	1,927
Government National Mortgage Assn. 4.00% 2025	11,854	12,739
Government National Mortgage Assn. 3.00% 2026	17,665	18,811
Government National Mortgage Assn. 3.00% 2026	7,000	7,401
Government National Mortgage Assn. 5.50% 2034	7,257	8,193
Government National Mortgage Assn. 5.50% 2036	8,908	10,049
Government National Mortgage Assn. 5.00% 2038	17,493	19,360
Government National Mortgage Assn. 5.50% 2038	2,514	2,805
Government National Mortgage Assn. 5.50% 2038	2,282	2,560
Government National Mortgage Assn. 5.50% 2038	1,908	2,129
Government National Mortgage Assn. 5.50% 2038	1,718	1,927
Government National Mortgage Assn. 5.50% 2038	1,643	1,848
Government National Mortgage Assn. 5.50% 2038	1,215	1,364
Government National Mortgage Assn. 5.50% 2038	915	1,028
Government National Mortgage Assn. 6.00% 2038	2,075	2,349
Government National Mortgage Assn. 6.50% 2038	5,709	6,478
Government National Mortgage Assn. 6.50% 2038	812	921
Government National Mortgage Assn. 3.50% 20392	1,541	1,626
Government National Mortgage Assn. 4.50% 2039	6,696	7,327
Government National Mortgage Assn. 4.50% 2039	5,716	6,256
Government National Mortgage Assn. 5.00% 2039	5,478	6,075
Government National Mortgage Assn. 5.50% 2039	6,815	7,657
Government National Mortgage Assn. 5.50% 2039	1,297	1,457
Government National Mortgage Assn. 5.50% 2039	803	905
Government National Mortgage Assn. 4.50% 2040	7,966	8,713
Government National Mortgage Assn. 4.50% 2040	864	945
Government National Mortgage Assn. 4.50% 2040	515	563
Government National Mortgage Assn. 5.00% 2040	4,734	5,241
Government National Mortgage Assn. 5.00% 2040	2,309	2,558
Government National Mortgage Assn. 5.00% 2040	2,306	2,553
Government National Mortgage Assn. 5.00% 2040	1,483	1,642
Government National Mortgage Assn. 5.00% 2040	900	997
Government National Mortgage Assn. 5.00% 2040	29	33
Government National Mortgage Assn. 3.50% 2041	7,496	7,844
Government National Mortgage Assn. 3.50% 2041	4,094	4,270
Government National Mortgage Assn. 4.00% 2041	3,957	4,252
Government National Mortgage Assn. 4.00% 2041	1,979	2,126
Government National Mortgage Assn. 4.00% 2041	1,089	1,170
Government National Mortgage Assn. 3.50% 20423	19,440	20,309
Government National Mortgage Assn. 4.00% 20423	31,525	33,825
Government National Mortgage Assn. 4.50% 20423	6,560	7,149
Government National Mortgage Assn. 5.50% 20423	5,000	5,612
Government National Mortgage Assn. 6.172% 2058	251	269
Government National Mortgage Assn. 6.22% 2058	3,110	3,367
Government National Mortgage Assn., Series 2003, 6.116% 2058	1,703	1,873
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033	29,513	31,195
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035	25,672	28,004
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20194	5,854	5,904
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.82% 20482,4	596	595
National Credit Union Administration, Series 2011-M1, Class A1, 0.296% 20132	1,352	1,351
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 2015	760	770
National Credit Union Administration, Series 2010-R2, Class 1A, 0.644% 20172	587	586
National Credit Union Administration, Series 2011-R3, Class 1A, 0.676% 20202	1,177	1,177
National Credit Union Administration, Series 2011-R1, Class 1A, 0.724% 20202	608	608
		2,121,401

OTHER MORTGAGE-BACKED SECURITIES1 — 0.08%
Compagnie de Financement Foncier 2.25% 20144	3,000	2,939

Total mortgage-backed obligations		2,124,340

U.S. TREASURY BONDS & NOTES — 24.79%
U.S. Treasury 1.00% 2012	46,000	46,146
U.S. Treasury 1.375% 2012	25,830	26,108
U.S. Treasury 4.875% 2012	9,240	9,293
U.S. Treasury 1.125% 2013	27,483	27,849
U.S. Treasury 1.375% 2013	37,550	38,052
U.S. Treasury 1.25% 2014	3,720	3,798
U.S. Treasury 2.375% 2014	18,500	19,527
U.S. Treasury 2.00% 20145	8,848	9,379
U.S. Treasury 1.25% 2015	13,600	13,966
U.S. Treasury 1.875% 2015	18,530	19,426
U.S. Treasury 2.125% 2015	28,750	30,502
U.S. Treasury 11.25% 2015	41,690	55,679
U.S. Treasury 1.50% 2016	11,575	11,971
U.S. Treasury 1.75% 2016	18,525	19,378
U.S. Treasury 2.125% 2016	22,725	24,121
U.S. Treasury 2.375% 2016	30,400	32,567
U.S. Treasury 5.125% 2016	1,500	1,786
U.S. Treasury 7.50% 2016	3,500	4,619
U.S. Treasury 2.50% 2017	34,250	37,052
U.S. Treasury 3.00% 2017	12,500	13,828
U.S. Treasury 4.625% 2017	16,000	18,993
U.S. Treasury 1.375% 2018	9,325	9,360
U.S. Treasury 3.50% 2018	38,960	44,435
U.S. Treasury 2.125% 20195	12,002	14,282
U.S. Treasury 3.125% 2019	25,910	29,061
U.S. Treasury 3.50% 2020	4,000	4,601
U.S. Treasury 8.75% 2020	8,530	13,460
U.S. Treasury 0.625% 20215	4,511	4,831
U.S. Treasury 2.125% 2021	48,875	50,110
U.S. Treasury 3.125% 2021	27,245	30,412
U.S. Treasury 6.00% 2026	17,000	24,502
U.S. Treasury 3.875% 2040	58,250	69,722
U.S. Treasury 4.625% 2040	100,700	135,638
U.S. Treasury 2.125% 20415	155	210
U.S. Treasury 3.75% 2041	42,600	50,017
		944,681

FEDERAL AGENCY BONDS & NOTES — 13.65%
Federal Home Loan Bank 0.25% 2012	6,940	6,945
Federal Home Loan Bank 0.875% 2012	32,025	32,183
Federal Home Loan Bank 1.75% 2012	30,350	30,669
Federal Home Loan Bank 2.25% 2012	4,500	4,528
Federal Home Loan Bank 1.00% 2013	14,140	14,283
Federal Home Loan Bank 1.875% 2013	27,355	28,000
Federal Home Loan Bank 3.625% 2013	68,220	72,186
Federal Home Loan Bank 2.375% 2014	4,250	4,430
Federal Home Loan Bank 5.50% 2014	46,910	52,955
Federal Home Loan Bank 4.125% 2020	8,200	9,402
Fannie Mae 6.125% 2012	10,000	10,126
Fannie Mae 0.75% 2013	37,750	38,038
Fannie Mae 1.00% 2013	26,550	26,874
Freddie Mac 2.125% 2012	17,750	18,007
Freddie Mac 1.75% 2015	23,425	24,235
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.125% 2012	20,800	21,199
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	6,000	6,053
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.625% 2014	18,500	19,147
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,243
Tennessee Valley Authority, Series A, 3.875% 2021	2,075	2,362
Tennessee Valley Authority 5.25% 2039	8,900	11,354
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.10% 2012	2,500	2,516
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	6,750	6,822
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	2,750	2,787
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	3,400	3,421
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	3,000	3,030
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.25% 2012	3,250	3,312
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	5,000	5,044
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	3,750	3,765
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	7,750	7,853
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 1.75% 2012	2,500	2,532
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 2.20% 2012	5,000	5,095
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 1.95% 2012	3,300	3,328
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	3,000	3,013
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	6,000	6,075
United States Government Agency-Guaranteed (FDIC insured), KeyBank NA 3.20% 2012	5,750	5,828
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	5,500	5,557
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 20161	1,372	1,492
Small Business Administration, Series 2001-20K, 5.34% 20211	389	426
Small Business Administration, Series 2001-20J, 5.76% 20211	289	319
Small Business Administration, Series 2001-20F, 6.44% 20211	721	802
Small Business Administration, Series 2003-20B, 4.84% 20231	1,533	1,670
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	4,100	4,104
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 2.15% 2012	3,300	3,322
		520,332

BONDS & NOTES OF GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.20%
United Kingdom Government Agency-Guaranteed, Network Rail Infrastructure Ltd 1.50% 20144	4,000	4,082
France Government Agency-Guaranteed, Société Finance 2.875% 20144	1,810	1,828
Kommunalbanken 1.00% 20144	1,626	1,610
		7,520

ASSET-BACKED OBLIGATIONS1 — 0.02%
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	347	348
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	300	303
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	189	189
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	80	81
		921

Total bonds, notes & other debt instruments (cost: $3,464,351,000)		3,597,794

Short-term securities — 21.80%

Straight-A Funding LLC 0.10%–0.19% due 1/5–3/26/20124	105,510	105,493
Private Export Funding Corp. 0.08%–0.13% due 1/5–4/26/20124	94,800	94,750
Chariot Funding, LLC 0.20% due 1/13/20124	50,000	49,996
Jupiter Securitization Co., LLC 0.22% due 1/19–3/20/20124	40,600	40,574
Coca-Cola Co. 0.09%–0.13% due 3/6–6/11/20124	79,000	78,953
Federal Farm Credit Banks 0.05%–0.15% due 5/9–12/26/2012	78,000	77,939
NetJets Inc. 0.08% due 1/3–2/6/20124	50,000	49,998
Procter & Gamble Co. 0.07%–0.10% due 3/1–3/21/20124	44,250	44,242
Walt Disney Co. 0.09% due 2/15/20124	41,200	41,193
Medtronic Inc. 0.04%–0.08% due 1/5–3/8/20124	39,530	39,523
National Rural Utilities Cooperative Finance Corp. 0.07%–0.09% due 1/19–1/25/2012	38,400	38,398
Emerson Electric Co. 0.06% due 2/15/20124	30,000	29,997
Pfizer Inc 0.04% due 1/12/20124	27,100	27,100
Paccar Financial Corp. 0.16% due 3/28/2012	23,100	23,071
Freddie Mac 0.09% due 1/17/2012	19,460	19,460
IBM Corp. 0.05% due 1/30/20124	19,100	19,099
PepsiCo Inc. 0.06% due 1/23/20124	17,800	17,799
Harvard University 0.12% due 1/13/2012	16,530	16,529
John Deere Credit Ltd. 0.06% due 1/6/20124	13,000	13,000
Wal-Mart Stores, Inc. 0.04% due 1/4/20124	3,500	3,500

Total short-term securities (cost: $830,673,000)		830,614

Total investment securities (cost: $4,295,024,000)		4,428,408
Other assets less liabilities		(617,723)

Net assets		$3,810,685

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.
3A portion or all of the security purchased on a TBA basis.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $672,175,000, which represented 17.64% of the net assets of the fund.

5Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation

TBA = To be announced

Cash Management FundSM
Investment portfolio

December 31, 2011

Short-term securities — 100.66%	Principal amount (000)	Value (000)

FEDERAL AGENCY DISCOUNT NOTES — 40.22%
Federal Home Loan Bank 0.01%–0.075% due 1/4–5/18/2012	$127,844	$127,839
Fannie Mae 0.012%–0.11% due 1/4–6/11/2012	61,100	61,095
Freddie Mac 0.03%–0.085% due 1/3–5/16/2012	59,200	59,196
		248,130

U.S. TREASURIES — 39.64%
U.S. Treasury Bills 0.015%–0.07% due 1/5–6/7/2012	244,500	244,496

COMMERCIAL PAPER — 20.80%
Old Line Funding, LLC 0.13% due 1/13/20121	10,000	9,999
Thunder Bay Funding, LLC 0.22% due 1/20/20121	10,000	9,998
Jupiter Securitization Co., LLC 0.22% due 2/16/20121	7,900	7,897
Chariot Funding, LLC 0.18% due 2/28/20121	9,000	8,999
Barclays U.S. Funding Corp. 0.09% due 1/3/2012	15,300	15,300
Harvard University 0.12% due 1/13/2012	12,500	12,499
Svenska Handelsbanken Inc. 0.16% due 1/23/20121	12,500	12,499
Province of Ontario 0.04% due 1/31/2012	12,000	11,999
IBM Corp. 0.05% due 1/17/20121	10,000	10,000
Emerson Electric Co. 0.07% due 1/12/20121	7,900	7,900
Google Inc. 0.04% due 1/20/20121	7,500	7,500
Becton, Dickinson and Co. 0.10% due 1/4/2012	5,600	5,600
Québec (Province of) 0.07% due 3/21/20121	4,700	4,695
PepsiCo Inc. 0.07% due 1/24/20121	3,400	3,400
		128,285

Total investment securities (cost: $620,904,000)		620,911
Other assets less liabilities		(4,054)

Net assets		$616,857

1Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $82,887,000, which represented 13.44% of the net assets of the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of American Funds Insurance Series. This and other important information is contained in the series’ prospectus and summary prospectuses, which can be obtained from a financial professional and should be read carefully before investing.

American Funds Insurance Series serves as an underlying investment option for multiple insurance products, including variable annuity contracts and variable life insurance policies. The funds can be purchased only through insurance products. This material is not an offer of the funds.

MFGEFP-995-0212O-S29428

Global Discovery Fund
Summary investment portfolio  December 31, 2011

Largest individual equity securities	Percent of net assets
Apple	3.65%
ENN Energy Holdings	3.65
Groupon	2.42
Ryanair Holdings	2.26
Google	2.25
Comcast	1.90
Crown Castle International	1.76
Samsung Electronics	1.60
ASML Holding	1.58
Alere	1.43

			Percent
		Value	of net
Common stocks - 80.23%	Shares	(000)	assets

Information technology - 21.03%
Apple Inc. (1)	20,700	$8,383	3.65%
Google Inc., Class A (1)	8,000	5,167	2.25
Samsung Electronics Co. Ltd. (2)	4,000	3,681	1.60
ASML Holding NV	86,000	3,615	1.58
Visa Inc., Class A	30,000	3,046	1.33
Baidu, Inc., Class A (ADR) (1)	23,000	2,679	1.17
Mail.ru Group Ltd. (GDR) (1)	90,000	2,340	1.02
SINA Corp. (1)	45,000	2,340	1.02
Trimble Navigation Ltd. (1)	45,000	1,953	.85
Gemalto NV	40,000	1,945	.85
AAC Technologies Holdings Inc.	776,000	1,743	.76
Other securities		11,364	4.95
		48,256	21.03

Consumer discretionary - 14.42%
Groupon Inc., Class A (1) (2)	316,556	5,551	2.42
Comcast Corp., Class A, special nonvoting shares	150,000	3,534
Comcast Corp., Class A	35,000	830	1.90
Paddy Power PLC	55,000	3,169	1.38
Daily Mail and General Trust PLC, Class A, nonvoting	500,000	3,104	1.35
Amazon.com, Inc. (1)	16,000	2,770	1.21
Las Vegas Sands Corp. (1)	55,000	2,350	1.03
Garmin Ltd.	50,000	1,990	.87
Time Warner Inc.	50,000	1,807	.79
John Wiley & Sons, Inc., Class A	40,000	1,776	.77
Other securities		6,203	2.70
		33,084	14.42

Health care - 12.48%
Alere Inc. (1)	142,000	3,279	1.43
Edwards Lifesciences Corp. (1)	45,000	3,181	1.39
Allergan, Inc.	35,000	3,071	1.34
Teva Pharmaceutical Industries Ltd. (ADR)	72,000	2,906	1.27
Forest Laboratories, Inc. (1)	95,200	2,881	1.25
Medco Health Solutions, Inc. (1)	45,000	2,516	1.10
Hologic, Inc. (1)	100,000	1,751	.76
Other securities		9,049	3.94
		28,634	12.48

Financials - 10.54%
Sampo Oyj, Class A	125,000	3,101	1.35
AIA Group Ltd.	711,000	2,220	.97
State Street Corp.	50,000	2,016	.88
Marsh & McLennan Companies, Inc.	60,000	1,897	.82
Other securities		14,962	6.52
		24,196	10.54

Industrials - 6.14%
Ryanair Holdings PLC (ADR) (1)	186,400	5,193	2.26
AirAsia Bhd.	2,600,000	3,092	1.35
Other securities		5,816	2.53
		14,101	6.14

Utilities - 5.15%
ENN Energy Holdings Ltd.	2,610,000	8,368	3.65
International Power PLC	350,000	1,833	.80
Other securities		1,604	.70
		11,805	5.15

Telecommunication services - 3.45%
Crown Castle International Corp. (1)	90,000	4,032	1.76
Other securities		3,879	1.69
		7,911	3.45

Materials - 1.85%
Monsanto Co.	25,000	1,752	.76
Other securities		2,504	1.09
		4,256	1.85

Other - 0.94%
Other securities		2,153	.94

Miscellaneous - 4.23%
Other common stocks in initial period of acquisition		9,708	4.23

Total common stocks (cost: $174,155,000)		184,104	80.23

Convertible securities - 0.16%

Other - 0.16%
Other securities		368	.16

Total convertible securities (cost: $921,000)		368	.16

	Principal
	amount
Bonds, notes & other debt instruments - 6.70%	(000)

Bonds & notes of U.S. government - 6.70%
U.S. Treasury:
3.125% 2041	$1,975	2,065
3.75% 2041	11,330	13,303	6.70

Total bonds, notes & other debt instruments (cost: $14,633,000)		15,368	6.70

Short-term securities - 12.73%

Chariot Funding, LLC 0.22% due 3/20/2012 (3)	6,031	6,029	2.63
Freddie Mac 0.03%-0.13% due 1/17-7/17/2012	4,800	4,798	2.09
Coca-Cola Co. 0.17% due 1/13/2012 (3)	3,000	3,000	1.31
Becton, Dickinson and Co. 0.10% due 1/4/2012	3,000	3,000	1.31
Straight-A Funding LLC 0.16% due 1/26/2012 (3)	3,000	3,000	1.31
Private Export Funding Corp. 0.13% due 2/14/2012 (3)	3,000	2,999	1.30
Fannie Mae 0.07% due 1/4/2012	2,600	2,600	1.13
NetJets Inc. 0.03% due 1/3/2012 (3)	2,000	2,000	.87
John Deere Credit Ltd. 0.07% due 1/25/2012 (3)	1,800	1,800	.78

Total short-term securities (cost: $29,226,000)		29,226	12.73

Total investment securities (cost: $218,935,000)		229,066	99.82
Other assets less liabilities		406	.18

Net assets		$229,472	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Other securities," was $11,195,000, which represented 4.88% of the net assets of the fund. This amount includes $5,644,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(3) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $18,828,000, which represented 8.20% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements

Global Growth Fund
Summary investment portfolio  December 31, 2011

Largest individual equity securities	Percent of net assets
Novo Nordisk	2.56%
Virgin Media	2.51
Apple	2.31
América Móvil	1.81
Moody's	1.77
Unilever NV	1.57
Anheuser-Busch InBev	1.42
Royal Dutch Shell	1.30
Nestle	1.30
Samsung Electronics	1.26

			Percent
		Value	of net
Common stocks - 93.43%	Shares	(000)	assets

Consumer discretionary - 16.16%
Virgin Media Inc.	5,660,000	$121,011	2.51%
Home Depot, Inc.	1,350,000	56,754	1.18
Amazon.com, Inc. (1)	326,000	56,431	1.17
Honda Motor Co., Ltd.	1,658,800	50,602	1.05
Toyota Motor Corp.	1,452,900	48,417	1.01
Burberry Group PLC	2,135,000	39,291	.82
Other securities		405,073	8.42
		777,579	16.16

Information technology - 14.10%
Apple Inc. (1)	274,000	110,970	2.31
Samsung Electronics Co. Ltd. (2)	66,045	60,782	1.26
Yahoo! Inc. (1)	3,330,200	53,716	1.11
Oracle Corp.	2,070,000	53,096	1.10
Texas Instruments Inc.	1,800,000	52,398	1.09
Taiwan Semiconductor Manufacturing Co. Ltd.	12,800,000	32,043
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,500,000	19,365	1.07
ASML Holding NV (New York registered)	840,489	35,124
ASML Holding NV	111,111	4,670	.83
TE Connectivity Ltd.	1,266,250	39,013	.81
Microsoft Corp.	1,492,500	38,745	.80
ASM Pacific Technology Ltd.	3,222,100	36,156	.75
Other securities		142,778	2.97
		678,856	14.10

Financials - 12.84%
Moody's Corp.	2,529,900	85,207	1.77
Industrial and Commercial Bank of China Ltd., Class H	89,091,750	52,882	1.10
AIA Group Ltd.	13,454,200	42,009	.87
AXA SA	3,086,463	40,126	.83
Prudential PLC	3,853,747	38,213	.80
Agricultural Bank of China, Class H	79,992,000	34,400	.72
Other securities		324,951	6.75
		617,788	12.84

Health care - 11.58%
Novo Nordisk A/S, Class B	1,070,700	123,041	2.56
UnitedHealth Group Inc.	1,090,000	55,241	1.15
Gilead Sciences, Inc. (1)	921,200	37,705	.78
Novartis AG	580,000	33,159	.69
Merck & Co., Inc.	810,000	30,537	.63
Other securities		277,480	5.77
		557,163	11.58

Consumer staples - 11.35%
Unilever NV, depository receipts	2,200,000	75,654	1.57
Anheuser-Busch InBev NV	1,117,025	68,389	1.42
Nestlé SA	1,085,000	62,376	1.30
Pernod Ricard SA	575,439	53,370	1.10
Shoprite Holdings Ltd.	3,055,000	51,544	1.07
Procter & Gamble Co.	750,000	50,032	1.04
Other securities		185,038	3.85
		546,403	11.35

Industrials - 8.12%
United Technologies Corp.	622,000	45,462	.94
KBR, Inc.	1,623,000	45,233	.94
Geberit AG	200,000	38,539	.80
Other securities		261,738	5.44
		390,972	8.12

Energy - 7.91%
Royal Dutch Shell PLC, Class B (ADR)	533,643	40,562
Royal Dutch Shell PLC, Class B	574,666	21,901	1.30
Oil Search Ltd.	6,960,000	44,492	.92
INPEX CORP.	6,670	42,029	.88
TOTAL SA	745,000	38,087	.79
Chevron Corp.	340,000	36,176	.75
Other securities		157,260	3.27
		380,507	7.91

Materials - 5.10%
Steel Dynamics, Inc.	3,400,000	44,710	.93
Dow Chemical Co.	1,535,000	44,147	.91
Sigma-Aldrich Corp.	485,000	30,293	.63
Other securities		126,446	2.63
		245,596	5.10

Telecommunication services - 3.99%
América Móvil, SAB de CV, Series L (ADR)	3,040,000	68,704
América Móvil, SAB de CV, Series L	16,370,000	18,558	1.81
SOFTBANK CORP.	1,405,000	41,382	.86
Other securities		63,358	1.32
		192,002	3.99

Utilities - 1.16%
GDF SUEZ	1,122,805	30,691	.64
Other securities		25,128	.52
		55,819	1.16

Miscellaneous - 1.12%
Other common stocks in initial period of acquisition		53,741	1.12

Total common stocks (cost: $3,798,447,000)		4,496,426	93.43

	Principal		Percent
	amount	Value	of net
Short-term securities - 6.59%	(000)	(000)	assets

Private Export Funding Corp. 0.08%-0.18% due 1/3-2/28/2012 (3)	$37,700	37,690	.79
Federal Home Loan Bank 0.03%-0.16% due 2/10- 5/16/2012	37,200	37,194	.77
Québec (Province of) 0.11% due 1/17- 3/14/2012 (3)	31,900	31,887	.66
Other securities		210,336	4.37

Total short-term securities (cost: $317,136,000)		317,107	6.59

Total investment securities (cost: $4,115,583,000)		4,813,533	100.02
Other assets less liabilities		(1,136)	(0.02)

Net assets		$4,812,397	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $1,234,000, a cost of $6,378,000 and representing .03% of the net assets of the fund) was acquired through private placement transactions from 9/6/2000 to 4/18/2002 that may be subject to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Other securities," was $98,068,000, which represented 2.04% of the net assets of the fund. This amount includes $96,834,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(3) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $149,267,000, which represented 3.10% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Global Small Capitalization Fund
Summary investment portfolio  December 31, 2011

Largest individual equity securities	Percent of net assets
ENN Energy Holdings	2.20%
InterOil	1.90
Galaxy Entertainment Group	1.54
International Container Terminal Services	1.30
Intertek Group	1.26
AAC Technologies Holdings	1.07
African Minerals	1.05
Kingboard Chemical Holdings	1.01
Melco Crown Entertainment	.97
MSC Industrial Direct	.94

			Percent
		Value	of net
Common stocks - 77.57%	Shares	(000)	assets

Consumer discretionary - 16.24%
Galaxy Entertainment Group Ltd. (1)	27,238,000	$49,941	1.54%
Melco Crown Entertainment Ltd. (ADR) (1)	3,277,763	31,532	.97
Lions Gate Entertainment Corp. (1)	3,450,000	28,704	.88
Delticom AG	246,500	21,279	.66
Hankook Tire Co., Ltd. (2)	536,100	21,064	.65
Liberty Media Corp., Class A (1)	264,387	20,635	.64
Paddy Power PLC	356,000	20,510	.63
John Wiley & Sons, Inc., Class A	435,796	19,349	.60
Golden Eagle Retail Group Ltd.	7,845,000	16,586	.51
Penske Automotive Group, Inc.	835,000	16,074	.49
Other securities		281,433	8.67
		527,107	16.24

Industrials - 11.58%
International Container Terminal Services, Inc. (2)	34,610,000	42,091	1.30
Intertek Group PLC	1,295,000	40,927	1.26
MSC Industrial Direct Co., Inc., Class A	423,800	30,323	.94
Moog Inc., Class A (1)	512,100	22,497	.69
Cebu Air, Inc. (2)	11,450,000	17,010	.53
Blount International, Inc. (1)	1,125,000	16,335	.50
AirAsia Bhd.	13,578,000	16,148	.50
Other securities		190,299	5.86
		375,630	11.58

Information technology - 10.35%
AAC Technologies Holdings Inc.	15,391,100	34,561	1.07
Kingboard Chemical Holdings Ltd.	11,066,500	32,772	1.01
Kingboard Laminates Holdings Ltd.	55,176,509	25,149	.77
Hittite Microwave Corp. (1)	469,900	23,204	.71
Bankrate, Inc. (1)	966,270	20,775	.64
Delta Electronics (Thailand) PCL	24,482,800	16,839	.52
Other securities		182,672	5.63
		335,972	10.35

Health care - 8.98%
BioMarin Pharmaceutical Inc. (1)	869,800	29,904	.92
Illumina, Inc. (1)	706,400	21,531	.66
ZOLL Medical Corp. (1)	328,977	20,785	.64
Volcano Corp. (1)	786,767	18,717	.58
athenahealth, Inc. (1)	326,002	16,013	.49
Other securities		184,387	5.69
		291,337	8.98

Materials - 7.47%
African Minerals Ltd. (1)	4,987,000	34,077	1.05
Kenmare Resources PLC (1)	32,658,159	23,330
Kenmare Resources PLC (1) (3)	7,047,991	5,035	.87
Allied Gold Mining PLC (CDI) (AUD denominated) (1)	6,340,045	14,007
Allied Gold Mining PLC (1)	3,383,333	7,619	.67
Other securities		158,205	4.88
		242,273	7.47

Energy - 6.78%
InterOil Corp. (1)	1,206,235	61,675	1.90
Comstock Resources, Inc. (1)	1,327,000	20,303	.63
Kodiak Oil & Gas Corp. (1)	2,100,000	19,950	.62
Exillon Energy PLC (1)	4,439,000	17,310	.53
Other securities		100,865	3.10
		220,103	6.78

Financials - 4.91%
National Financial Partners Corp. (1)	1,273,700	17,220	.53
Other securities		142,166	4.38
		159,386	4.91

Utilities - 2.96%
ENN Energy Holdings Ltd.	22,239,700	71,301	2.20
Other securities		24,691	.76
		95,992	2.96

Other - 3.53%
Other securities		114,466	3.53

Miscellaneous - 4.77%
Other common stocks in initial period of acquisition		154,735	4.77

Total common stocks (cost: $2,479,641,000)		2,517,001	77.57

			Percent
		Value	of net
Preferred securities - 0.09%		(000)	assets

Financials - 0.09%
Other securities		2,817	.09

Total preferred securities (cost: $2,108,000)		2,817	.09

			Percent
		Value	of net
Rights & warrants - 0.03%	Shares	(000)	assets

Information technology - 0.00%
Kingboard Chemical Holdings Ltd., warrants, expire 2012 (1)	732,600	27	.00

Other - 0.03%		944	.03

Total rights & warrants (cost: $2,973,000)		971	.03

			Percent
		Value	of net
Convertible securities - 0.19%		(000)	assets

Other - 0.17%
Other securities		5,658	.17

Miscellaneous - 0.02%
Other convertible securities in initial period of acquisition		480	.02

Total convertible securities (cost: $6,496,000)		6,138	.19

	Principal		Percent
	amount	Value	of net
Bonds, notes & other debt instruments - 4.13%	(000)	(000)	assets

Bonds & notes of U.S. government - 3.54%
U.S. Treasury:
!3.125% 2041	$44,050	46,063
!3.75% 2041	58,480	68,663	3.54
		114,726	3.54

Other - 0.59%
Other securities		19,374	.59

Total bonds, notes & other debt instruments (cost: $127,966,000)		134,100	4.13

	Principal		Percent
	amount	Value	of net
Short-term securities - 17.21%	(000)	(000)	assets

International Bank for Reconstruction and Development 0.05%-0.08% due 1/5/2012- 6/4/2012	$99,800	$99,787	3.08
Freddie Mac 0.05%-0.15% due 1/9/2012- 6/11/2012	91,400	91,387	2.82
National Australia Funding (Delaware) Inc. 0.145%-0.28% due 1/23/2012- 4/2/2012 (3)	54,700	54,695	1.69
Fannie Mae 0.055%-0.23% due 1/23/2012-7/16/2012	49,900	49,881	1.54
Federal Home Loan Bank 0.06%-0.085% due 5/23/2012-6/20/2012	45,600	45,571	1.40
Federal Farm Credit Banks 0.05%-0.11% due 5/10/2012-8/6/2012	36,300	36,289	1.12
Credit Suisse New York Branch 0.24% due 1/25/2012	31,900	31,895	.98
U.S. Treasury Bill 0.07% due 5/24/2012	30,000	29,997	.92
Variable Funding Capital Company LLC 0.21% due 2/22/2012 (3)	27,500	27,490	.85
Deutsche Bank Financial LLC 0.30% due 1/4/2012	23,200	23,199	.71
Bank of Nova Scotia 0.065% due 1/13/2012 (3)	16,700	16,700	.51
Other securities		51,617	1.59
Total short-term securities (cost: $558,492,000)		558,508	17.21

Total investment securities (cost: $3,177,676,000)		3,219,535	99.22
Other assets less liabilities		25,153	.78

Net assets		$3,244,688	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $3,481,000, an aggregate cost of $7,441,000 and representing .11% of the net assets of the fund) were acquired through private placement transactions from 12/17/2007 to 12/17/2009 that may subject them to legal or contractual restrictions on resale.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's holdings in affiliated companies is included in "Other securities" under the respective industry sectors in the summary investment portfolio. Further details on these holdings and related transactions during the year ended December 31, 2011, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 12/31/2011 (000)
JVM Co., Ltd. (1) (2)	411,500	-	-	411,500	$-	$15,429
Time Technoplast Ltd.	-	11,888,000	-	11,888,000	80	9,514
Phorm, Inc. (1) (3)	-	4,646,000	-	4,646,000	-	5,772
Phorm, Inc. (1)	125,000	250,000	125,000	250,000	-	334
Canadian Overseas Petroleum Ltd. (1) (3)	2,400,000	5,600,000	-	8,000,000	-	2,709
Canadian Overseas Petroleum Ltd. (1)	-	6,720,000	-	6,720,000	-	2,276
Canadian Overseas Petroleum Ltd., warrants, expire 2013 (1) (2) (3)	1,200,000	2,800,000	-	4,000,000	-	481
Airesis SA (1)	3,294,151	-	-	3,294,151	-	5,155
Pursuit Dynamics PLC (1)	4,549,900	208,000	-	4,757,900	-	4,951
Trap Oil Group PLC (1) (3)	-	11,800,000	-	11,800,000	-	4,352
Wildhorse Energy Ltd. (1)	11,355,000	4,872,016	-	16,227,016	-	2,490
Eveready Industries India Ltd.	4,370,000	-	-	4,370,000	47	1,889
Allied Gold Ltd.(4)	38,040,274	-	38,040,274	-	-	-
Allied Gold Ltd. (CDI) (4)	12,000,000	4,500,000	16,500,000	-	-	-
Allied Gold Ltd. (CDI) (GBP denominated)(4)	3,800,000	-	3,800,000	-	-	-
Allied Gold Mining PLC (1) (4)	-	3,383,333	-	3,383,333	-	-
Allied Gold Mining PLC (CDI) (AUD denominated) (1) (4)	-	6,340,045	-	6,340,045	-	-
Gemfields Resources PLC (4)	12,000,000	-	12,000,000	-	-	-
Gemfields Resources PLC (4)	7,499,333	-	7,499,333	-	-	-
Leni Gas & Oil PLC (4)	46,700,000	-	46,700,000	-	-	-
Leni Gas & Oil PLC, warrants, expire 2013 (1) (2) (3) (4)	12,750,000	-	-	12,750,000	-	-
LNG Energy Ltd. (1) (3) (4)	16,500,000	-	-	16,500,000	-	-
Midas Holdings Ltd.(4)	46,865,000	-	19,774,000	27,091,000	294	-
Midas Holdings Ltd. (HKD denominated)(4)	14,900,000	-	3,000,000	11,900,000	105	-
Mwana Africa PLC (1) (3) (4)	30,000,000	-	-	30,000,000	-	-
Mwana Africa PLC (1) (4)	192,500	-	-	192,500	-	-
					$526	$55,352

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $183,530,000, which represented 5.66% of the net assets of the fund. This amount includes $171,720,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(3) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $184,782,000, which represented 5.69% of the net assets of the fund.

(4) Unaffiliated issuer at 12/31/2011.

Key to abbreviations
ADR = American Depositary Receipts
CDI = CREST Depository Interest
AUD = Australian dollars
GBP = British pounds
HKD = Hong Kong dollars

See Notes to Financial Statements

Growth Fund
Summary investment portfolio  December 31, 2011

Largest individual equity securities	Percent of net assets
Apple	4.13%
Google	2.93
Intuitive Surgical	2.09
Wells Fargo	2.04
Chipotle Mexican Grill	1.90
Amazon.com	1.85
Wynn Macau	1.84
Home Depot	1.78
lululemon athletica	1.42
Newmont Mining	1.35

			Percent
		Value	of net
Common stocks - 89.56%	Shares	(000)	assets

Consumer discretionary - 18.52%
Chipotle Mexican Grill, Inc. (1)	1,366,400	$461,488	1.90%
Amazon.com, Inc. (1)	2,604,000	450,752	1.85
Wynn Macau, Ltd.	178,400,800	447,920	1.84
Home Depot, Inc.	10,306,000	433,264	1.78
lululemon athletica inc. (1) (2)	7,400,000	345,284	1.42
CarMax, Inc. (1)	10,342,500	315,239	1.30
Johnson Controls, Inc.	6,499,100	203,162	.84
Tiffany & Co.	2,953,000	195,666	.80
Other securities		1,650,883	6.79
		4,503,658	18.52

Information technology - 14.89%
Apple Inc. (1)	2,480,000	1,004,400	4.13
Google Inc., Class A (1)	1,103,000	712,428	2.93
ASML Holding NV (New York registered)	2,400,000	100,296
ASML Holding NV	2,250,000	94,569	.80
Fidelity National Information Services, Inc.	5,403,263	143,673	.59
Texas Instruments Inc.	4,770,000	138,855	.57
Other securities		1,426,202	5.87
		3,620,423	14.89

Energy - 12.65%
Concho Resources Inc. (1)	3,115,000	292,031	1.20
Suncor Energy Inc.	9,389,417	270,784	1.11
Core Laboratories NV	2,000,000	227,900	.94
Pacific Rubiales Energy Corp.	11,213,900	206,171	.85
MEG Energy Corp. (1)	4,590,000	187,295	.77
Noble Energy, Inc.	1,845,000	174,150	.72
Apache Corp.	1,740,000	157,609	.65
Denbury Resources Inc. (1)	9,810,800	148,143	.61
Murphy Oil Corp.	2,636,000	146,931	.60
Oceaneering International, Inc.	3,000,000	138,390	.57
Other securities		1,126,176	4.63
		3,075,580	12.65

Financials - 12.14%
Wells Fargo & Co.	17,988,296	495,757	2.04
Berkshire Hathaway Inc., Class A (1)	2,515	288,609	1.19
Goldman Sachs Group, Inc.	2,675,000	241,900	.99
Fairfax Financial Holdings Ltd.	224,100	96,632
Fairfax Financial Holdings Ltd. (CAD denominated)	215,000	92,228	.78
American Express Co.	4,000,000	188,680	.78
Onex Corp.	4,600,500	149,835	.62
Citigroup Inc.	5,599,500	147,323	.61
JPMorgan Chase & Co.	2,790,200	92,774	.38
Other securities		1,159,019	4.75
		2,952,757	12.14

Health care - 9.13%
Intuitive Surgical, Inc. (1)	1,097,000	507,922	2.09
Edwards Lifesciences Corp. (1)	2,430,000	171,801	.71
Pharmasset, Inc. (1)	1,160,600	148,789	.61
Grifols, SA, Class A (1)	8,770,000	147,557	.61
UnitedHealth Group Inc.	2,680,000	135,822	.56
Other securities		1,107,239	4.55
		2,219,130	9.13

Industrials - 8.20%
Stericycle, Inc. (1)	3,390,000	264,149	1.09
Boeing Co.	3,065,000	224,818	.92
Union Pacific Corp.	1,770,000	187,514	.77
Other securities		1,317,901	5.42
		1,994,382	8.20

Materials - 7.92%
Newmont Mining Corp.	5,487,695	329,317	1.35
Barrick Gold Corp.	7,250,000	328,063	1.35
Potash Corp. of Saskatchewan Inc.	6,118,212	252,560	1.04
FMC Corp.	2,000,000	172,080	.71
Other securities		842,944	3.47
		1,924,964	7.92

Consumer staples - 3.98%
Philip Morris International Inc.	3,030,000	237,794	.98
Costco Wholesale Corp.	2,090,000	174,139	.72
PepsiCo, Inc.	1,965,000	130,378	.54
Other securities		426,638	1.74
		968,949	3.98

Telecommunication services - 1.41%
CenturyLink, Inc.	4,160,000	154,752	.64
Other securities		187,519	.77
		342,271	1.41

Utilities - 0.16%
Other securities		40,039	.16

Miscellaneous - 0.56%
Other common stocks in initial period of acquisition		135,647	.56

Total common stocks (cost: $16,588,607,000)		21,777,800	89.56

	Principal		Percent
	amount	Value	of net
Short-term securities - 10.54%	(000)	(000)	assets

Freddie Mac 0.06%-0.15% due 1/17-8/21/2012	660,600	660,427	2.72
Fannie Mae 0.07%-0.19% due 1/18-11/19/2012	613,400	613,121	2.52
Federal Home Loan Bank 0.03%-0.19% due 2/10-12/5/2012	399,600	399,331	1.64
Straight-A Funding LLC 0.14%-0.19% due 1/3-2/24/2012 (3)	207,580	207,558	.85
Chariot Funding, LLC 0.18%-0.25% due 1/27-4/3/2012 (3)	146,000	145,975
Jupiter Securitization Co., LLC 0.19% 01-19-12 (3)	35,500	35,496	.75
NetJets Inc. 0.03%-0.08% due 1/3-1/13/2012 (3)	31,800	31,798	.13
Google Inc. 0.05% due 1/9/2012 (3)	25,000	25,000	.10
Other securities		444,938	1.83
Total short-term securities (cost: $2,563,132,000)		2,563,644	10.54

Total investment securities (cost: $19,151,739,000)		24,341,444	100.10
Other assets less liabilities		(25,451)	(.10)

Net assets		$24,315,993	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's affiliated-company holdings is either shown in the summary investment portfolio or included in the value of "Other securities" under the respective industry sectors. Further details on such holdings and related transactions during the year ended December 31, 2011, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 12/31/2011 (000)
lululemon athletica inc. (1)	4,000,000	3,700,000	300,000	7,400,000	$-	$345,284
Incyte Corp. (1)	2,927,700	4,982,300	-	7,910,000	-	118,729
KGen Power Corp. (1) (4) (5)	3,166,128	-	-	3,166,128	-	25,171
Air Lease Corp., Class A (1) (3) (6)	4,183,448	-	1,000,000	3,183,448	-	-
Blue Nile, Inc (6)	1,043,000	-	1,043,000	-	-	-
Capella Education Co. (6)	1,086,826	-	1,086,826	-	-	-
Lender Processing Services, Inc. (6)	5,785,000	-	4,573,185	1,211,815	1,909	-
					$1,909	$489,184

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Security did not produce income during the last 12 months.
(2) Represents an affiliated company as defined under the Investment Company Act of 1940.
(3) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $880,688,000, which represented 3.62% of the net assets of the fund.

(4) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $370,773,000, which represented 1.52% of the net assets of the fund. This amount includes $143,715,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(5) Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 12/19/2006 at a cost of $28,495,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in "Other securities," was $133,396,000, which represented .55% of the net assets of the fund. These securities were acquired from 12/21/2005 to 6/21/2011 at an aggregate cost of $162,324,000.

(6) Unaffiliated issuer at 12/31/2011.

Key to abbreviations
CAD = Canadian dollars

See Notes to Financial Statements

International Fund
Summary investment portfolio  December 31, 2011

Largest individual equity securities	Percent of net assets
Novartis	3.70%
Samsung Electronics	2.99
BP	2.46
Bayer	2.37
América Móvil	1.98
Teva Pharmaceutical Industries	1.86
Ryanair Holdings	1.81
Anheuser-Busch InBev	1.74
Nestlé	1.63
Canon	1.59

			Percent
		Value	of net
Common stocks - 90.38%	Shares	(000)	assets

Financials - 14.38%
AIA Group Ltd.	37,831,700	$118,124	1.38%
Bank of China Ltd., Class H	228,632,800	84,193	.98
Credit Suisse Group AG (1)	3,311,613	77,810	.91
Sberbank of Russia (ADR)	7,484,000	74,241	.87
Itaú Unibanco Holding SA, preferred nominative (ADR)	3,839,556	71,262	.83
Ping An Insurance (Group) Co. of China, Ltd., Class H	10,356,000	68,270	.80
Prudential PLC	6,570,265	65,150	.76
BNP Paribas SA	1,633,219	64,154	.75
Housing Development Finance Corp. Ltd.	4,845,000	59,489	.69
Banco Bradesco SA, preferred nominative	3,382,636	55,765	.65
Other securities		493,323	5.76
		1,231,781	14.38

Health care - 12.03%
Novartis AG	5,544,613	316,987	3.70
Bayer AG	3,172,401	202,831	2.37
Teva Pharmaceutical Industries Ltd. (ADR)	3,938,000	158,938	1.86
Merck KGaA	972,655	96,970	1.13
Mindray Medical International Ltd., Class A (ADR)	3,750,000	96,150	1.12
JSC Pharmstandard (GDR) (1)	3,650,300	51,469
JSC Pharmstandard (GDR) (1) (2)	307,300	4,333	.65
Other securities		102,801	1.20
		1,030,479	12.03

Industrials - 11.24%
Ryanair Holdings PLC (ADR) (1)	5,551,700	154,670	1.81
SMC Corp.	693,900	111,969	1.31
Legrand SA	2,916,500	93,801	1.09
Jardine Matheson Holdings Ltd.	1,113,600	52,395	.61
Other securities		550,158	6.42
		962,993	11.24

Consumer discretionary - 10.95%
Hyundai Motor Co. (3)	586,300	108,963	1.27
Daimler AG	2,282,000	100,182	1.17
British Sky Broadcasting Group PLC	8,719,500	99,191	1.16
Li & Fung Ltd.	47,012,000	87,044	1.02
Industria de Diseño Textil, SA	650,254	53,256	.62
PT Astra International Tbk	6,360,000	51,904	.60
Other securities		437,832	5.11
		938,372	10.95

Information technology - 10.70%
Samsung Electronics Co. Ltd. (3)	278,350	256,168	2.99
Canon, Inc.	3,073,900	136,183	1.59
NetEase.com, Inc. (ADR) (1)	2,569,735	115,253	1.35
Murata Manufacturing Co., Ltd.	1,253,000	64,384	.75
HOYA Corp.	2,840,600	61,189	.71
Other securities		283,143	3.31
		916,320	10.70

Consumer staples - 9.17%
Anheuser-Busch InBev NV	2,436,414	149,168
Anheuser-Busch InBev NV, VVPR STRIPS (1) (3)	1,189,792	2	1.74
Nestlé SA	2,423,800	139,343	1.63
Imperial Tobacco Group PLC	3,200,000	121,010	1.41
Danone SA	990,306	62,252	.73
Pernod Ricard SA	579,960	53,789	.63
L'Oréal SA	376,000	39,272
L'Oréal SA, bonus shares (3)	136,000	14,205	.62
Other securities		206,708	2.41
		785,749	9.17

Telecommunication services - 7.09%
América Móvil, SAB de CV, Series L (ADR)	7,509,000	169,703	1.98
MTN Group Ltd.	7,474,900	133,089	1.56
SOFTBANK CORP.	2,275,000	67,006	.78
Millicom International Cellular SA (SDR)	514,700	51,567	.60
Other securities		185,710	2.17
		607,075	7.09

Materials - 6.13%
Linde AG	814,600	121,191	1.41
ArcelorMittal	4,803,500	87,845	1.03
Other securities		316,376	3.69
		525,412	6.13

Energy - 5.27%
BP PLC	29,414,802	210,362	2.46
Royal Dutch Shell PLC, Class B	2,003,000	76,336
Royal Dutch Shell PLC, Class A	372,000	13,553	1.05
Other securities		151,070	1.76
		451,321	5.27

Utilities - 2.75%
Power Grid Corp. of India Ltd.	58,601,640	110,461	1.29
Other securities		125,218	1.46
		235,679	2.75

Miscellaneous - 0.67%
Other common stocks in initial period of acquisition		57,426	.67

Total common stocks (cost: $7,273,234,000)		7,742,607	90.38

			Percent
		Value	of net
Bonds, notes & other debt instruments - 0.16%		(000)	assets

Financials- 0.16%
Other securities		13,621	.16

Total bonds, notes & other debt instruments (cost: $13,837,000)		13,621	.16

	Principal		Percent
	amount	Value	of net
Short-term securities - 9.38%	(000)	(000)	assets

Federal Home Loan Bank 0.075%-0.18% due 3/23-10/18/2012	$168,400	168,343	1.96
Fannie Mae 0.07%-0.12% due 1/19-10/1/2012	138,100	138,061	1.61
Variable Funding Capital Company LLC 0.21% due 1/6-2/22/2012 (2)	60,000	59,991	.70
Thunder Bay Funding, LLC 0.20%-0.23% due 1/17-1/23/2012 (2)	35,300	35,295
Old Line Funding, LLC 0.13% due 1/13/2012 (2)	20,000	19,999	.64
Credit Suisse New York Branch 0.24% due 1/23/2012	21,000	20,997	.25
Other securities		361,112	4.22

Total short-term securities (cost: $803,747,000)		803,798	9.38

Total investment securities (cost: $8,090,818,000)		8,560,026	99.92
Other assets less liabilities		6,982	.08

Net assets		$8,567,008	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $6,284,000, an aggregate cost of $32,657,000 and representing .07% of the net assets of the fund) were acquired through private placement transactions from 2/11/1998 to 4/18/2002 that may subject them to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Security did not produce income during the last 12 months.
(2) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $276,380,000, which represented 3.23% of the net assets of the fund.

(3) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $613,645,000, which represented 7.16% of the net assets of the fund. This amount includes $593,154,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

Key to abbreviations
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts

See Notes to Financial Statements

New World Fund
Summary investment portfolio  December 31, 2011

Largest individual equity securities	Percent of net assets
América Móvil	1.98%
Samsung Electronics	1.98
Shoprite Holdings	1.54
Nestlé	1.52
Cochlear	1.46
Bank Rakyat Indonesia	1.43
Google	1.40
Novo Nordisk	1.35
Truworths International	1.28
Magnit	1.22

			Percent
		Value	of net
Common stocks - 78.02%	Shares	(000)	assets

Consumer staples - 16.08%
Shoprite Holdings Ltd.	1,980,000	$33,407	1.54%
Nestlé SA	575,000	33,056	1.52
OJSC Magnit (GDR)	1,195,000	25,286
OJSC Magnit (GDR) (1)	64,500	1,365	1.22
Anheuser-Busch InBev NV	383,700	23,492	1.08
Tesco PLC	3,222,418	20,190	.93
SABMiller PLC	562,500	19,799	.91
Wal-Mart de México, SAB de CV, Series V (ADR)	629,000	17,228
Wal-Mart de México, SAB de CV, Series V	570,000	1,562	.86
British American Tobacco PLC	393,000	18,649	.86
Coca-Cola Co.	259,500	18,157	.83
Pernod Ricard SA	159,600	14,802	.68
Other securities		122,872	5.65
		349,865	16.08

Consumer discretionary - 10.70%
Truworths International Ltd.	3,047,000	27,875	1.28
Toyota Motor Corp.	632,300	21,071	.97
Naspers Ltd., Class N	406,200	17,772	.81
McDonald's Corp.	175,000	17,558	.81
Wynn Macau, Ltd.	6,849,200	17,197	.79
Bayerische Motoren Werke AG	240,000	16,078	.74
Golden Eagle Retail Group Ltd.	7,000,000	14,799	.68
Honda Motor Co., Ltd.	455,000	13,880	.64
Other securities		86,626	3.98
		232,856	10.70

Health care - 9.66%
Cochlear Ltd.	500,000	31,707	1.46
Novo Nordisk A/S, Class B	256,420	29,467	1.35
Baxter International Inc.	497,300	24,606	1.13
Novartis AG	429,500	24,555	1.13
Amil Participações SA, ordinary nominative	1,997,410	17,594	.81
Krka, dd, Novo mesto (2)	239,640	16,442	.75
Teva Pharmaceutical Industries Ltd. (ADR)	350,000	14,126	.65
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	14,408,000	12,967	.60
Other securities		38,794	1.78
		210,258	9.66

Financials - 8.09%
PT Bank Rakyat Indonesia (Persero) Tbk	41,806,300	31,121	1.43
Housing Development Finance Corp. Ltd.	1,335,000	16,392	.76
Industrial and Commercial Bank of China Ltd., Class H	26,396,700	15,668	.72
Other securities		112,762	5.18
		175,943	8.09

Energy - 6.57%
Royal Dutch Shell PLC, Class B	600,000	22,866	1.05
Oil Search Ltd.	2,465,000	15,758	.72
Other securities		104,403	4.80
		143,027	6.57

Information technology - 6.57%
Samsung Electronics Co. Ltd. (2)	46,725	43,002	1.98
Google Inc., Class A (3)	47,000	30,357	1.40
Infosys Ltd.	410,200	21,378	.98
Other securities		48,119	2.21
		142,856	6.57

Materials - 5.95%
Holcim Ltd	388,361	20,776	.95
Linde AG	109,000	16,216	.75
Other securities		92,384	4.25
		129,376	5.95

Industrials - 5.50%
Cummins Inc.	192,500	16,944	.78
Schneider Electric SA	296,440	15,608	.72
Intertek Group PLC	428,200	13,533	.62
Siemens AG	138,100	13,216	.61
Other securities		60,365	2.77
		119,666	5.50

Telecommunication services - 4.60%
América Móvil, SAB de CV, Series L (ADR)	1,819,750	41,127
América Móvil, SAB de CV, Series L	1,700,000	1,927	1.98
SOFTBANK CORP.	580,800	17,106	.78
Other securities		39,970	1.84
		100,130	4.60

Utilities - 1.63%
Other securities		35,494	1.63

Miscellaneous - 2.67%
Other common stocks in initial period of acquisition		58,141	2.67

Total common stocks (cost: $1,467,053,000)		1,697,612	78.02

			Percent
	Principal	Value	of net
Bonds, notes & other debt instruments - 9.85%	amount (000)	(000)	assets

Bonds & notes of governments outside the U.S. - 8.26%
Brazil (Federal Republic of):
Global 4.875%-11.00% 2017-2041 (4)	$13,178	16,916
6.00%-10.00% 2017-2045 (5)	BRL 10586	5,874	1.05
Turkey (Republic of):
4.00%-16.00% 2012-2015 (5)	TRY 18,911	10,255
6.75%-7.50% 2015-2040	$11,000	12,038	1.02
Other securities		134,729	6.19
		179,812	8.26

Other - 1.59%
Other securities		34,571	1.59

Total bonds, notes & other debt instruments (cost: $203,648,000)		214,383	9.85

			Percent
	Principal	Value	of net
Short-term securities - 11.96%	amount (000)	(000)	assets

Fannie Mae 0.07%-.135% due 2/3-6/27/2012	60,700	60,687	2.79
Freddie Mac 0.05%-0.11% due 1/9-5/9/2012	48,300	48,294	2.22
Bank of Nova Scotia 0.175% due 3/27/2012	24,500	24,487
Scotiabank Inc. 0.065% due 1/13/2012 (1)	17,800	17,800	1.94
National Australia Funding (Delaware) Inc. 0.15%-0.28% due 3/14-4/2/2012 (1)	31,200	31,192	1.43
Credit Suisse New York Branch 0.39% due 2/9/2012	18,600	18,592	.85
Toronto-Dominion Holdings USA Inc. 0.15% due 1/3/2012 (1)	17,300	17,300	.80
Jupiter Securitization Co., LLC 0.16% due 2/21/2012 (1)	16,000	15,994	.74
Federal Home Loan Bank 0.07%-0.16% due 5/15-6/20/2012	13,400	13,390	.62
Other securities		12,496	.57

Total short-term securities (cost: $260,233,000)		260,232	11.96

Total investment securities (cost: $1,930,934,000)		2,172,227	99.83
Other assets less liabilities		3,769	.17

Net assets		$2,175,996	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $125,595,000, which represented 5.77% of the net assets of the fund.

(2) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities including those in "Other securities," was $84,881,000, which represented 3.90% of the net assets of the fund. This amount includes $81,099,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(3) Security did not produce income during the last 12 months.
(4) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(5) Index-linked bond whose principal amount moves with a government price index.

Key to abbreviations
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
BRL = Brazilian reais
TRY = Turkish liras

See Notes to Financial Statements

Blue Chip Income and Growth Fund
Summary investment portfolio  December 31, 2011

Largest individual equity securities	Percent of net assets
Microsoft	4.42%
AT&T	4.05
Royal Dutch Shell	3.80
IBM	3.10
JPMorgan Chase	2.68
Hewlett-Packard	2.32
ConocoPhillips	2.27
Philip Morris International	2.26
Citigroup	2.22
CVS/Caremark	2.21

			Percent
		Value	of net
Common stocks - 92.30%	Shares	(000)	assets

Information technology - 18.98%
Microsoft Corp.	7,375,000	$191,455	4.42%
International Business Machines Corp.	730,000	134,232	3.10
Hewlett-Packard Co.	3,900,000	100,464	2.32
Apple Inc. (1)	225,000	91,125	2.10
Intel Corp.	2,950,000	71,538	1.65
Oracle Corp.	2,350,000	60,278	1.39
Texas Instruments Inc.	1,630,000	47,449	1.10
Other securities		125,673	2.90
		822,214	18.98

Industrials - 13.54%
General Electric Co.	4,400,000	78,804	1.82
United Parcel Service, Inc., Class B	850,000	62,212	1.44
CSX Corp.	2,850,000	60,021	1.38
United Technologies Corp.	760,000	55,548	1.28
Norfolk Southern Corp.	592,800	43,191	1.00
Union Pacific Corp.	375,000	39,728	.92
Rockwell Automation	450,000	33,016	.76
Illinois Tool Works Inc.	650,000	30,362	.70
Other securities		183,619	4.24
		586,501	13.54

Consumer staples - 12.20%
Philip Morris International Inc.	1,250,000	98,100	2.26
CVS/Caremark Corp.	2,350,000	95,833	2.21
Kraft Foods Inc., Class A	2,030,000	75,841	1.75
Altria Group, Inc.	2,100,000	62,265	1.44
Kimberly-Clark Corp.	500,000	36,780	.85
PepsiCo, Inc.	550,000	36,492	.84
ConAgra Foods, Inc.	1,200,000	31,680	.73
Other securities		91,652	2.12
		528,643	12.20

Energy - 10.25%
Royal Dutch Shell PLC, Class B (ADR)	1,300,000	98,813
Royal Dutch Shell PLC, Class A (ADR)	900,000	65,781	3.80
ConocoPhillips	1,350,000	98,374	2.27
BP PLC (ADR)	777,349	33,224	.76
Schlumberger Ltd.	450,000	30,740	.71
Other securities		117,311	2.71
		444,243	10.25

Health care - 8.99%
Amgen Inc.	1,405,000	90,215	2.08
Abbott Laboratories	1,550,000	87,156	2.01
Bristol-Myers Squibb Co.	1,125,000	39,645	.92
Pfizer Inc	1,400,000	30,296	.70
Other securities		141,980	3.28
		389,292	8.99

Consumer discretionary - 8.64%
Kohl's Corp.	1,000,000	49,350	1.14
Harley-Davidson, Inc.	1,230,000	47,810	1.10
News Corp., Class A	2,450,000	43,708	1.01
Home Depot, Inc.	855,000	35,944	.83
Comcast Corp., Class A	1,480,000	35,091	.81
Target Corp.	600,000	30,732	.71
General Motors Co. (1)	636,100	12,894	.30
Other securities		118,614	2.74
		374,143	8.64

Financials - 8.02%
JPMorgan Chase & Co.	3,490,000	116,043	2.68
Citigroup Inc.	3,650,000	96,031	2.22
American Express Co.	800,000	37,736	.87
Wells Fargo & Co.	1,350,000	37,206	.86
Other securities		60,343	1.39
		347,359	8.02

Telecommunication services - 5.13%
AT&T Inc.	5,800,000	175,392	4.05
Verizon Communications Inc.	990,000	39,719	.92
Other securities		6,984	.16
		222,095	5.13

Materials - 3.09%
Dow Chemical Co.	2,920,000	83,979	1.94
Air Products and Chemicals, Inc.	400,000	34,076	.79
Other securities		15,723	.36
		133,778	3.09

Utilities - 1.90%
Southern Co.	750,000	34,718	.80
Other securities		47,653	1.10
		82,371	1.90

Miscellaneous - 1.56%
Other common stocks in initial period of acquisition		67,812	1.56

Total common stocks (cost: $3,474,244,000)		3,998,451	92.30

			Percent
		Value	of net
Rights & warrants - 0.00%		(000)	assets

Financials - 0.00%
Other securities		-	.00

Total rights & warrants (cost: $230,000)		-	.00

			Percent
		Value	of net
Convertible securities - 0.89%	Shares	(000)	assets

Consumer discretionary - 0.89%
General Motors Co., Series B, 4.75% convertible preferred 2013	1,125,000	38,531	.89

Total convertible securities (cost: $53,949,000)		38,531	.89

	Principal		Percent
	amount	Value	of net
Short-term securities - 6.83%	(000)	(000)	assets

Freddie Mac 0.03%-0.13% due 1/17-8/21/2012	$50,400	50,389	1.16
Straight-A Funding LLC 0.16%-0.19% due 2/8-2/24/2012 (2)	44,700	44,695	1.03
Federal Home Loan Bank 0.075%-0.16% due 5/15-5/18/2012	34,000	33,992	.78
Chariot Funding, LLC 0.18%-0.23% due 1/18-2/3/2012 (2)	18,500	18,499	.43
General Electric Capital Corp. 0.37% due 5/7/2012	11,800	11,790	.27
Other securities		136,773	3.16

Total short-term securities (cost: $296,119,000)		296,138	6.83

Total investment securities (cost: $3,824,542,000)		4,333,120	100.02
Other assets less liabilities		(1,051)	(.02)

Net assets		$4,332,069	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities represented less than .01% of the net assets of the fund.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $172,477,000, which represented 3.98% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Global Growth and Income Fund
Summary investment portfolio  December 31, 2011

Largest individual equity securities	Percent of net assets
Home Depot	3.39%
Merck	2.77
Newmont Mining	2.40
British American Tobacco	2.14
Verizon	1.97
Virgin Media	1.78
Agricultural Bank of China	1.58
Kraft Foods	1.56
Joy Global	1.50
Yamana Gold	1.47

			Percent
		Value	of net
Common stocks - 93.28%	Shares	(000)	assets

Financials - 13.64%
Agricultural Bank of China, Class H	73,383,000	31,558	1.58%
Marsh & McLennan Companies, Inc.	800,000	25,296	1.26
Industrial and Commercial Bank of China Ltd., Class H	42,145,940	25,016	1.25
Prudential PLC	1,818,689	18,034	.90
Macquarie International Infrastructure Fund Ltd.	36,200,164	14,792	.74
Other securities		158,152	7.91
		272,848	13.64

Consumer discretionary - 13.20%
Home Depot, Inc.	1,610,000	67,684	3.39
Virgin Media Inc.	1,667,500	35,651	1.78
Amazon.com, Inc. (1)	84,100	14,558	.73
Comcast Corp., Class A	610,000	14,463	.72
Other securities		131,631	6.58
		263,987	13.20

Industrials - 10.50%
Joy Global Inc.	400,000	29,988	1.50
United Continental Holdings, Inc. (1)	1,180,000	22,267	1.11
General Electric Co.	1,105,000	19,791	.99
Lockheed Martin Corp.	200,000	16,180	.81
Union Pacific Corp.	150,000	15,891	.79
Schneider Electric SA	268,242	14,123	.71
Meggitt PLC	2,385,000	13,067	.65
Emerson Electric Co.	202,000	9,411	.47
Other securities		69,297	3.47
		210,015	10.50

Consumer staples - 10.18%
British American Tobacco PLC	902,000	42,802	2.14
Kraft Foods Inc., Class A	835,000	31,196	1.56
Unilever NV, depository receipts	705,000	24,244	1.21
Tesco PLC	3,303,000	20,695	1.04
Other securities		84,584	4.23
		203,521	10.18

Materials - 10.12%
Newmont Mining Corp.	800,000	48,008	2.40
Yamana Gold Inc.	2,000,000	29,487	1.47
Barrick Gold Corp.	650,000	29,412	1.47
Freeport-McMoRan Copper & Gold Inc.	400,000	14,716	.74
Impala Platinum Holdings Ltd.	685,648	14,214	.71
PT Semen Gresik (Persero) Tbk	11,188,000	14,128	.71
Other securities		52,415	2.62
		202,380	10.12

Telecommunication services - 10.11%
Verizon Communications Inc.	982,500	39,418	1.97
Koninklijke KPN NV	2,251,993	26,946	1.35
Total Access Communication PCL	12,197,800	26,870	1.34
Telstra Corp. Ltd.	7,500,000	25,545	1.28
AT&T Inc.	775,000	23,436	1.17
Other securities		60,021	3.00
		202,236	10.11

Information technology - 8.52%
Taiwan Semiconductor Manufacturing Co. Ltd.	9,110,000	22,806
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	400,000	5,164	1.40
International Business Machines Corp.	150,000	27,582	1.38
Google Inc., Class A (1)	40,450	26,127	1.31
Apple Inc. (1)	48,800	19,764	.99
Canon, Inc.	323,000	14,310	.71
Other securities		54,550	2.73
		170,303	8.52

Health care - 6.87%
Merck & Co., Inc.	1,469,544	55,402	2.77
Eli Lilly and Co.	500,000	20,780	1.04
Novartis AG	303,000	17,323	.87
Sonic Healthcare Ltd.	1,285,000	14,825	.74
Other securities		29,080	1.45
		137,410	6.87

Energy - 6.52%
Royal Dutch Shell PLC, Class B (ADR)	200,000	15,202
Royal Dutch Shell PLC, Class A (ADR)	115,000	8,405	1.18
Chevron Corp.	212,300	22,589	1.13
TOTAL SA	345,000	17,637	.88
Crescent Point Energy Corp.	335,000	14,765	.74
Cenovus Energy Inc.	393,577	13,070	.65
Other securities		38,824	1.94
		130,492	6.52

Utilities - 2.88%
GDF SUEZ	641,500	17,535	.88
Power Assets Holdings Ltd.	2,200,000	16,274	.81
Other securities		23,748	1.19
		57,557	2.88

Miscellaneous - 0.74%
Other common stocks in initial period of acquisition		14,761	.74

Total common stocks (cost: $1,737,816,000)		1,865,510	93.28

			Percent
		Value	of net
Convertible securities - 0.53%		(000)	assets

Other - 0.53%
Other securities		10,678	.53

Total convertible securities (cost: $7,027,000)		10,678	.53

			Percent
		Value	of net
Bonds, notes & other debt instruments - 1.33%		(000)	assets

Other - 1.33%
Other securities		26,573	1.33

Total bonds, notes & other debt instruments (cost: $20,828,000)		26,573	1.33

	Principal		Percent
	amount	Value	of net
Short-term securities - 4.41%	(000)	(000)	assets

Fannie Mae 0.11%-0.18% due 1/3-1/19/2012	$27,700	27,700	1.39
Variable Funding Capital Company LLC 0.12% due 1/31/2012 (2)	19,250	19,248	.96
Emerson Electric Co. 0.07% due 1/12/2012 (2)	15,100	15,099	.75
IBM Corp. 0.05% due 1/17/2012 (2)	10,200	10,200	.51
Other securities		15,897	.80

Total short-term securities (cost: $88,146,000)		88,144	4.41

Total investment securities (cost: $1,853,817,000)		1,990,905	99.55
Other assets less liabilities		9,086	.45

Net assets		$1,999,991	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $14,752,000, which represented .74% of the net assets of the fund. This amount includes $13,022,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Some of these securities (with an aggregate value of $1,730,000, an aggregate cost of $2,789,000 and representing .09% of the net assets of the fund) were acquired through private placement transactions on 12/17/2009 that may subject them to legal or contractual restrictions on resale.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's affiliated-company holdings is included in "Other securities" under the respective industry sector in the summary investment portfolio. Further details on such holdings and related transactions during the year ended December 31, 2011, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 12/31/2011 (000)
Rickmers Maritime	27,420,000	-	-	27,420,000	$658	$6,236

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Security did not produce income during the last 12 months.
(2) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $58,838,000, which represented 2.94% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Growth-Income Fund
Summary investment portfolio  December 31, 2011

Largest individual equity securities	Percent of net assets
Microsoft	2.45%
Philip Morris International	2.31
Royal Dutch Shell	2.31
Apple	2.20
AT&T	1.89
Oracle	1.52
CSX	1.50
ConocoPhillips	1.42
Comcast	1.38
Kraft Foods	1.33

			Percent
		Value	of net
Common stocks - 88.09%	Shares	(000)	assets

Information technology - 16.81%
Microsoft Corp.	21,583,400	$560,305	2.45%
Apple Inc. (1)	1,245,000	504,225	2.20
Oracle Corp.	13,525,000	346,916	1.52
International Business Machines Corp.	1,470,000	270,304	1.18
Intel Corp.	10,611,900	257,339	1.12
Yahoo! Inc. (1)	13,774,400	222,181	.97
Hewlett-Packard Co.	8,000,000	206,080	.90
Cisco Systems, Inc.	9,600,000	173,568	.76
Texas Instruments Inc.	5,825,000	169,566	.74
Other securities		1,138,564	4.97
		3,849,048	16.81

Consumer discretionary - 13.88%
Comcast Corp., Class A	12,305,507	291,764
Comcast Corp., Class A, special nonvoting shares	1,000,000	23,560	1.38
Home Depot, Inc.	6,531,600	274,588	1.20
News Corp., Class A	14,500,200	258,684	1.13
Time Warner Inc.	6,756,667	244,186	1.07
Time Warner Cable Inc.	3,288,201	209,031	.91
DIRECTV, Class A (1)	4,761,200	203,589	.89
Mattel, Inc.	7,000,000	194,320	.85
Royal Caribbean Cruises Ltd.	6,155,000	152,459	.67
Kohl's Corp.	2,950,000	145,582	.63
Other securities		1,180,264	5.15
		3,178,027	13.88

Industrials - 13.06%
CSX Corp.	16,332,669	343,966	1.50
United Technologies Corp.	3,818,400	279,087	1.22
Norfolk Southern Corp.	3,315,300	241,553	1.05
Union Pacific Corp.	2,172,374	230,141	1.00
Precision Castparts Corp.	1,160,000	191,156	.83
General Dynamics Corp.	2,707,000	179,772	.79
General Electric Co.	9,200,000	164,772	.72
United Parcel Service, Inc., Class B	2,150,000	157,358	.69
Other securities		1,204,153	5.26
		2,991,958	13.06

Energy - 9.45%
Royal Dutch Shell PLC, Class A (ADR)	3,835,000	280,300
Royal Dutch Shell PLC, Class B (ADR)	1,652,391	125,598
Royal Dutch Shell PLC, Class B	3,219,816	122,709	2.31
ConocoPhillips	4,463,360	325,245	1.42
Schlumberger Ltd.	3,935,000	268,800	1.17
Chevron Corp.	2,278,200	242,400	1.06
EOG Resources, Inc.	1,803,000	177,614	.78
Apache Corp.	1,567,000	141,939	.62
Other securities		479,536	2.09
		2,164,141	9.45

Health care - 9.03%
Abbott Laboratories	4,430,000	249,099	1.09
Merck & Co., Inc.	5,553,090	209,352	.91
Amgen Inc.	3,240,400	208,066	.91
Gilead Sciences, Inc. (1)	4,240,200	173,551	.76
Biogen Idec Inc. (1)	1,572,800	173,087	.75
Other securities		1,055,805	4.61
		2,068,960	9.03

Consumer staples - 7.80%
Philip Morris International Inc.	6,754,500	530,093	2.31
Kraft Foods Inc., Class A	8,132,447	303,828	1.33
Coca-Cola Co.	2,667,700	186,659	.81
Other securities		766,792	3.35
		1,787,372	7.80

Financials - 5.07%
State Street Corp.	4,221,000	170,149	.74
JPMorgan Chase & Co.	4,650,000	154,612	.67
Other securities		837,398	3.66
		1,162,159	5.07

Materials - 4.95%
Dow Chemical Co.	10,192,674	293,141	1.28
Air Products and Chemicals, Inc.	2,160,000	184,010	.81
Celanese Corp., Series A	3,838,300	169,922	.74
Other securities		485,794	2.12
		1,132,867	4.95

Telecommunication services - 4.09%
AT&T Inc.	14,350,000	433,944	1.89
Other securities		502,878	2.20
		936,822	4.09

Utilities - 1.58%
Other securities		361,078	1.58

Miscellaneous - 2.37%
Other common stocks in initial period of acquisition		541,921	2.37

Total common stocks (cost: $16,563,393,000)		20,174,353	88.09

			Percent
		Value	of net
Preferred securities - 0.07%		(000)	assets

Miscellaneous - 0.07%
Other preferred securities in initial period of acquisition		15,431	.07

Total preferred securities (cost: $15,000,000)		15,431	.07

			Percent
		Value	of net
Rights & warrants - 0.01%		(000)	assets

Other - 0.01%
Other securities		1,548	.01

Total rights & warrants (cost: $9,859,000)		1,548	.01

			Percent
		Value	of net
Convertible securities - 0.30%		(000)	assets

Other - 0.29%
Other securities		66,625	.29

Miscellaneous - 0.01%
Other convertible securities in initial period of acquisition		3,387	.01

Total convertible securities (cost: $78,393,000)		70,012	.30

	Principal		Percent
	amount	Value	of net
Bonds, notes & other debt instruments - 0.26%	(000)	(000)	assets

Financials - 0.22%
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated) (2)	$29,049	31,032	.13
Other securities		20,280	.09
		51,312	.22

Telecommunication services - 0.04%
Other securities		8,263	.04

Total bonds, notes & other debt instruments (cost: $58,327,000)		59,575	.26

	Principal		Percent
	amount	Value	of net
Short-term securities - 11.65%	(000)	(000)	assets

Fannie Mae 0.03%-0.23% due 1/3-8/31/2012	$717,393	717,174	3.13
Freddie Mac 0.06%-0.21% due 1/12-8/20/2012	705,014	704,866	3.08
Federal Home Loan Bank 0.02%-0.20% due 2/15-12/20/2012	500,687	500,551	2.18
Jupiter Securitization Co., LLC 0.18%-0.25% due 2/8-4/20/2012 (3)	61,500	61,452
Chariot Funding, LLC 0.14%-0.22% due 1/5-2/27/2012 (3)	72,700	72,691	.58
Coca-Cola Co. 0.09%-0.15% due 1/4-3/13/2012 (3)	102,400	102,389	.45
Other securities		509,815	2.23

Total short-term securities (cost: $2,668,788,000)		2,668,938	11.65

Total investment securities (cost: $19,393,760,000)		22,989,857	100.38
Other assets less liabilities		(86,834)	(.38)

Net assets		$22,903,023	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed. Such holdings include a security trading outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading. The value of such holdings was $35,892,000, which represented .16% of the net assets of the fund.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The value of all such securities represented less than .01% of the net assets of the fund.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Coupon rate may change periodically.
(3) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $648,113,000, which represented 2.83% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

International Growth and Income Fund
Summary investment portfolio  December 31, 2011

Largest individual equity securities	Percent of net assets
Philip Morris International	5.44%
British American Tobacco	4.05
BP	3.02
SSE	3.01
Imperial Tobacco	2.49
SingTel	2.27
Royal Dutch Shell	2.04
HTC Corp.	1.98
Jardine Matheson Holdings	1.95
NEXT	1.91

			Percent
		Value	of net
Common stocks - 85.90%	Shares	(000)	assets

Consumer staples - 15.69%
Philip Morris International Inc.	161,840	$12,701	5.44%
British American Tobacco PLC	199,500	9,467	4.05
Imperial Tobacco Group PLC	153,600	5,808	2.49
Koninklijke Ahold NV	197,000	2,653	1.14
Nestlé SA	36,750	2,113	.90
Other securities		3,903	1.67
		36,645	15.69

Consumer discretionary - 11.01%
NEXT PLC	105,000	4,463	1.91
H & M Hennes & Mauritz AB, Class B	122,400	3,936	1.68
Isuzu Motors Ltd.	788,000	3,645	1.56
Li & Fung Ltd.	1,066,000	1,974	.85
Whitbread PLC	80,000	1,943	.83
OPAP SA	181,513	1,605	.69
Other securities		8,163	3.49
		25,729	11.01

Utilities - 9.47%
SSE PLC	350,350	7,024	3.01
GDF SUEZ	124,250	3,396	1.46
National Grid PLC	332,300	3,225	1.38
PT Perusahaan Gas Negara (Persero) Tbk	9,159,000	3,207	1.37
International Power PLC	522,000	2,734	1.17
Other securities		2,524	1.08
		22,110	9.47

Telecommunication services - 9.14%
Singapore Telecommunications Ltd.	2,222,000	5,293	2.27
Elisa Oyj, Class A	167,000	3,486	1.49
Millicom International Cellular SA (SDR)	19,300	1,934	.83
OJSC Mobile TeleSystems (ADR)	117,000	1,717	.74
BCE Inc.	37,235	1,552	.66
Other securities		7,364	3.15
		21,346	9.14

Industrials - 8.45%
Jardine Matheson Holdings Ltd.	97,000	4,564	1.95
Ryanair Holdings PLC (ADR) (1)	150,000	4,179	1.79
Legrand SA	85,000	2,734	1.17
ASSA ABLOY AB, Class B	90,100	2,260	.97
Other securities		6,004	2.57
		19,741	8.45

Financials - 8.26%
Nordea Bank AB	420,000	3,250	1.39
Link Real Estate Investment Trust	778,000	2,865	1.23
Canadian Imperial Bank of Commerce (CIBC)	27,000	1,956	.84
Westfield Group	151,500	1,210	.52
Other securities		10,012	4.28
		19,293	8.26

Health care - 6.33%
Getinge AB, Class B	165,000	4,182	1.79
Novartis AG	61,225	3,500	1.50
Mindray Medical International Ltd., Class A (ADR)	126,100	3,233	1.38
Sonic Healthcare Ltd.	236,175	2,725	1.17
Other securities		1,154	.49
		14,794	6.33

Information technology - 6.13%
HTC Corp.	281,000	4,612	1.98
Quanta Computer Inc.	1,633,020	3,436	1.47
ASML Holding NV	53,000	2,228	.95
Other securities		4,036	1.73
		14,312	6.13

Energy - 5.87%
BP PLC	988,051	7,066	3.02
Royal Dutch Shell PLC, Class B	125,000	4,764	2.04
PTT PCL	162,000	1,633	.70
Other securities		256	.11
		13,719	5.87

Materials - 5.55%
Svenska Cellulosa AB SCA, Class B	269,000	3,987	1.71
Amcor Ltd.	282,000	2,080	.89
Other securities		6,897	2.95
		12,964	5.55

Total common stocks (cost: $194,029,000)		200,653	85.90

	Principal		Percent
	amount	Value	of net
Bonds, notes & other debt instruments - 5.22%	(000)	(000)	assets

Bonds & notes of governments outside the U.S. - 2.59%
German Government:
3.00% 2020	€825	1,184
Series 8, 4.75% 2040	1,200	2,294	1.49
Other securities		2,574	1.10
		6,052	2.59

Financials - 1.48%
WEA Finance LLC 4.625% 2021 (2)	$3,275	3,219	1.38
Other securities		244	.10
		3,463	1.48

Energy - 0.70%
Shell International Finance BV 5.50% 2040	420	526	.23
Other securities		1,094	.47
		1,620	.70

Telecommunication services - 0.45%
MTS International Funding Ltd. 8.625% 2020 (2)	979	1,056	.45

Total bonds, notes & other debt instruments (cost: $12,233,000)		12,191	5.22

	Principal		Percent
	amount	Value	of net
Short-term securities - 8.65%	(000)	(000)	assets

Freddie Mac 0.07% due 7/17/2012	2,700	2,699	1.16
National Rural Utilities Cooperative Finance Corp. 0.10% due 1/18/2012	2,500	2,500	1.07
Straight-A Funding LLC 0.19% due 2/22/2012 (2)	2,500	2,500	1.07
Emerson Electric Co. 0.06% due 1/3/2012 (2)	2,400	2,400	1.03
International Bank for Reconstruction and Development 0.05% due 2/27/2012	2,300	2,300	.98
British Columbia (Province of) 0.12% due 4/4/2012	2,000	1,999	.86
Québec (Province of) 0.11% due 3/14/2012 (2)	2,000	1,998	.85
Federal Home Loan Bank 0.01% due 3/2/2012	1,700	1,700	.73
Other securities		2,100	.90

Total short-term securities (cost: $20,197,000)		20,196	8.65

Total investment securities (cost: $226,459,000)		233,040	99.77
Other assets less liabilities		538	.23

Net assets		$233,578	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,289,000, which represented .98% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $13,003,000, which represented 5.57% of the net assets of the fund.

Key to abbreviations and symbol
ADR = American Depositary Receipts
SDR = Swedish Depositary Receipts
€ = Euros

See Notes to Financial Statements

Asset Allocation Fund
Summary investment portfolio  December 31, 2011

Largest individual equity securities	Percent of net assets
Merck	2.00%
Oracle	1.87
Comcast	1.76
Kinder Morgan	1.71
Johnson & Johnson	1.70
Chevron	1.63
Home Depot	1.62
Boeing	1.58
Microsoft	1.52
ACE	1.46

			Percent
		Value	of net
Common stocks - 74.81%	Shares	(000)	assets

Information technology - 10.59%
Oracle Corp.	8,130,000	$208,534	1.87%
Microsoft Corp.	6,500,000	168,740	1.52
Apple Inc. (1)	380,000	153,900	1.38
Google Inc., Class A (1)	180,000	116,262	1.05
Corning Inc.	8,200,000	106,436	.96
Texas Instruments Inc.	3,500,000	101,885	.92
ASML Holding NV (New York registered)	2,250,000	94,028	.85
International Business Machines Corp.	430,000	79,068	.71
Other securities		148,645	1.33
		1,177,498	10.59

Energy - 9.94%
Kinder Morgan, Inc.	5,910,000	190,125	1.71
Chevron Corp.	1,700,000	180,880	1.63
Schlumberger Ltd.	1,730,000	118,176	1.06
Other securities		616,301	5.54
		1,105,482	9.94

Consumer discretionary - 9.93%
Comcast Corp., Class A	8,250,000	195,607	1.76
Home Depot, Inc.	4,300,000	180,772	1.62
VF Corp.	900,000	114,291	1.03
McDonald's Corp.	1,060,000	106,350	.96
DIRECTV, Class A (1)	2,000,000	85,520	.77
SES SA, Class A (FDR)	3,000,000	72,006	.65
Other securities		350,077	3.14
		1,104,623	9.93

Financials - 9.40%
ACE Ltd.	2,320,000	162,678	1.46
Goldman Sachs Group, Inc.	1,700,000	153,731	1.38
American Express Co.	2,600,000	122,642	1.10
T. Rowe Price Group, Inc.	1,700,000	96,815	.87
Moody's Corp.	2,400,000	80,832	.73
Other securities		429,067	3.86
		1,045,765	9.40

Health care - 9.00%
Merck & Co., Inc.	5,900,000	222,430	2.00
Johnson & Johnson	2,875,000	188,542	1.70
Baxter International Inc.	2,510,000	124,195	1.12
Cardinal Health, Inc.	2,901,424	117,827	1.06
Bristol-Myers Squibb Co.	2,500,000	88,100	.79
Gilead Sciences, Inc. (1)	2,125,000	86,976	.78
UnitedHealth Group Inc.	1,600,000	81,088	.73
Other securities		91,235	.82
		1,000,393	9.00

Industrials - 6.64%
Boeing Co.	2,400,000	176,040	1.58
Parker Hannifin Corp.	1,000,000	76,250	.69
General Electric Co.	4,000,000	71,640	.64
Other securities		414,416	3.73
		738,346	6.64

Materials - 6.00%
Dow Chemical Co.	5,500,000	158,180	1.42
FMC Corp.	1,250,000	107,550	.97
Rio Tinto PLC	1,681,753	81,618	.73
LyondellBasell Industries NV, Class A	2,500,000	81,225	.73
Nucor Corp.	1,900,000	75,183	.68
Other securities		163,951	1.47
		667,707	6.00

Consumer staples - 5.30%
Philip Morris International Inc.	1,870,000	146,758	1.32
Unilever NV (New York registered)	2,930,000	100,704	.91
Nestlé SA (ADR)	1,250,000	72,137	.65
Other securities		269,396	2.42
		588,995	5.30

Telecommunication services - 2.22%
American Tower Corp., Class A	2,600,000	156,026	1.40
AT&T Inc.	3,000,000	90,720	.82
		246,746	2.22

Utilities - 1.48%
PG&E Corp.	1,910,000	78,730	.71
Other securities		85,677	.77
		164,407	1.48

Miscellaneous - 4.31%
Other common stocks in initial period of acquisition		479,735	4.31

Total common stocks (cost: $7,085,799,000)		8,319,697	74.81

			Percent
		Value	of net
Rights & warrants - 0.00%		(000)	assets

Consumer discretionary - 0.00%
Other securities		616	.00

Total rights & warrants (cost: $432,000)		616	.00

			Percent
		Value	of net
Convertible securities - 0.03%		(000)	assets

Consumer discretionary - 0.03%
Other securities		3,138	.03

Total convertible securities (cost: $1,973,000)		3,138	.03

	Principal		Percent
	amount	Value	of net
Bonds, notes & other debt instruments - 21.29%	(000)	(000)	assets

Bonds & notes of U.S. government & government agencies - 7.38%
U.S. Treasury:
0.75% 2013	$72,875	73,517
1.375% 2013	89,458	90,901	6.87
1.50% 2016	80,000	82,752
1.125%-7.25% 2012-2041 (2)	438,917	517,363
Freddie Mac 1.75% 2015	20,000	20,691	.19
Fannie Mae 6.25% 2029	9,575	13,511	.12
Other securities		21,906	.20
		820,641	7.38

Mortgage-backed obligations (3) - 5.32%
Fannie Mae 0%-7.50% 2012-2047	383,953	409,114	3.68
Freddie Mac 4.00%-6.925% 2018-2041	68,695	73,600	.66
Other securities		108,579	.98
		591,293	5.32

Financials - 1.50%
Goldman Sachs Group, Inc. 3.625% 2016	5,000	4,837	.04
Other securities		162,267	1.46
		167,104	1.50

Health care - 1.50%
Cardinal Health, Inc. 5.80% 2016	4,500	5,163	.05
Other securities		161,697	1.45
		166,860	1.50

Telecommunication services - 1.25%
American Tower Corp. 4.625% 2015	3,595	3,751	.03
Other securities		134,808	1.22
		138,559	1.25

Consumer discretionary - 0.97%
Comcast Corp. 6.45%-6.95% 2037	6,875	8,656	.08
Other securities		98,880	.89
		107,536	.97

Other - 3.37%
Other securities		375,243	3.37

Total bonds, notes & other debt instruments (cost: $2,284,760,000)		2,367,236	21.29

	Principal		Percent
	amount	Value	of net
Short-term securities - 3.90%	(000)	(000)	assets

Fannie Mae 0.05%-0.12% due 5/30-8/1/2012	112,900	112,865	1.01
Freddie Mac 0.08%-0.11% due 4/3-8/20/2012	83,200	83,175	.75
U.S. Treasury Bill 0.19% due 1/12/2012	20,200	20,200	.18
Other securities		217,353	1.96

Total short-term securities (cost: $433,586,000)		433,593	3.90

Total investment securities (cost: $9,806,550,000)		11,124,280	100.03
Other assets less liabilities		(3,642)	(.03)

Net assets		$11,120,638	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $484,507,000, which represented 4.36% of the net assets of the fund) may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. Some of these securities (with an aggregate value of $5,378,000, an aggregate cost of $7,213,000 and representing .05% of the net assets of the fund) were acquired through private placement transactions from 4/30/2010 to 9/16/2011 that may subject them to legal or contractual restrictions on resale.

“Miscellaneous” and “Other securities” include securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $112,861,000, which represented 1.01% of the net assets of the fund. This amount includes $90,190,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Index-linked bond whose principal amount moves with a government price index.
(3) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviations
ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts

See Notes to Financial Statements

Global Balanced Fund
Summary investment portfolio  December 31, 2011

Largest holdings (by issuer)	Percent of net assets
U.S. Treasury	6.25%
Japanese Government	3.97
Fannie Mae	3.88
German Government	3.18
General Electric	1.74
Merck	1.64
Bristol-Myers Squibb	1.54
Royal Dutch Shell	1.41
Taiwan Semiconductor	1.40
Procter & Gamble	1.38

			Percent
		Value	of net
Common stocks - 55.26%	Shares	(000)	assets

Industrials - 8.72%
General Electric Co.	87,400	$1,565	1.57
Siemens AG	12,315	1,179	1.18
Schneider Electric SA	15,100	795	.80
Keppel Corp. Ltd.	106,000	760	.76
Aggreko PLC	24,100	755	.76
Atlas Copco AB, Class B	37,400	711	.71
Other securities		2,936	2.94
		8,701	8.72

Energy - 6.36%
Royal Dutch Shell PLC, Class B	37,020	1,411	1.41
Chevron Corp.	12,030	1,280	1.28
Husky Energy Inc.	47,350	1,141	1.15
Penn West Petroleum Ltd.	37,800	749	.75
Other securities		1,763	1.77
		6,344	6.36

Health care - 6.24%
Merck & Co., Inc.	43,420	1,637	1.64
Bristol-Myers Squibb Co.	43,560	1,535	1.54
Other securities		3,050	3.06
		6,222	6.24

Consumer staples - 6.19%
Procter & Gamble Co.	20,350	1,358	1.36
Nestlé SA	23,290	1,339	1.34
Unilever PLC	27,050	909	.91
Other securities		2,570	2.58
		6,176	6.19

Information technology - 6.07%
Taiwan Semiconductor Manufacturing Co. Ltd.	559,000	1,399	1.40
Oracle Corp.	33,320	855	.86
Canon, Inc.	18,500	820	.82
Other securities		2,988	2.99
		6,062	6.07

Consumer discretionary - 5.15%
Amazon.com, Inc. (1)	4,430	767	.77
Truworths International Ltd.	79,760	730	.73
Daimler AG	14,520	637	.64
Home Depot, Inc.	14,430	607	.61
Other securities		2,395	2.40
		5,136	5.15

Materials - 3.98%
MeadWestvaco Corp.	29,800	893	.89
Other securities		3,083	3.09
		3,976	3.98

Telecommunication services - 3.75%
Verizon Communications Inc.	22,110	887	.89
Koninklijke KPN NV	55,800	668	.67
France Télécom SA	36,880	579	.58
Other securities		1,604	1.61
		3,738	3.75

Financials - 3.56%
Other securities		3,555	3.56

Utilities - 1.43%
Power Assets Holdings Ltd.	98,000	725	.73
Other securities		705	.70
		1,430	1.43

Miscellaneous - 3.81%
Other common stocks in initial period of acquisition		3,802	3.81

Total common stocks (cost: $57,475,000)		55,142	55.26

	Principal		Percent
	amount	Value	of net
Bonds, notes & other debt instruments - 33.03%	(000)	(000)	assets

Bonds & notes of governments & government agencies outside the U.S. - 16.96%
Japanese Government:
Series 296, 1.50% 2018	¥180,000	2,487
Series 310, 1.00% 2020	63,000	830
1.30%-2.30% 2012-2035	47,500	642	3.97
German Government:
Series 7, 4.00% 2018	€450	680
3.00% 2020	750	1,076
3.25%-4.25% 2014-2042	955	1,420	3.18
Singapore (Republic of) 1.625%-4.00% 2013-2021	$ S 1,525	1,288	1.29
United Kingdom 2.75%-5.00% 2013-2040	£630	1,218	1.22
Swedish Government:
Series 1049, 4.50% 2015	SKr 4,300	704
3.50%-6.75% 2014-2028 (2)	2,325	437	1.14
Netherlands Government Eurobond 3.25% 2015	€520	727	.73
Other securities		5,413	5.43
		16,922	16.96

Bonds & notes of U.S. government - 6.25%
U.S. Treasury:
3.875% 2013	$750	781
1.75% 2015	975	1,018
3.50% 2018	550	627
2.125% 2021	600	615
4.625% 2040	710	956
1.375%-8.875% 2016-2041 (2)	1,815	2,243	6.25
		6,240	6.25

Corporate bonds & notes - 5.55%
Financials - 2.01%
UBS AG 5.75% 2018	100	104	.10
Other securities		1,901	1.91
		2,005	2.01

Consumer staples - 0.52%
Coca-Cola Co. 1.80% 2016	85	87	.09
Procter & Gamble Co. 1.45% 2016	20	20	.02
Other securities		414	.41
		521	.52

Health care - 0.43%
Roche Holdings Inc. 6.00% 2019 (3)	50	61	.06
Other securities		365	.37
		426	.43

Telecommunication services - 0.36%
Verizon Communications Inc. 3.50%-6.00% 2021-2041	125	140	.14
Other securities		224	.22
		364	.36

Industrials - 0.17%
General Electric Capital Corp. 1.014%-4.65% 2014-2021 (4)	165	167	.17

Other corporate bonds & notes - 2.06%
Other securities		2,052	2.06

Total corporate bonds & notes		5,535	5.55

Mortgage-backed obligations (5) - 4.27%
Fannie Mae:
3.50% 2042	700	720
3.00%-6.00% 2027-2042	2,950	3,156	3.88
Other securities		391	.39
		4,267	4.27

Total bonds, notes & other debt instruments (cost: $33,367,000)		32,964	33.03

	Principal		Percent
	amount	Value	of net
Short-term securities - 17.28%	(000)	(000)	assets

Federal Home Loan Bank 0.03%-0.15% due 2/10-11/26/2012	3,000	2,998	3.00
Roche Holdings, Inc. 0.06% due 1/23/2012 (3)	2,000	2,000	2.01
British Columbia (Province of) 0.13% due 4/9/2012	1,900	1,899	1.90
Straight-A Funding LLC 0.16%-0.19% due 2/8-2/22/2012 (3)	1,800	1,800	1.80
Emerson Electric Co. 0.06% due 1/3/2012 (3)	1,500	1,500	1.50
National Rural Utilities Cooperative Finance Corp. 0.10% due 1/18/2012	1,500	1,500	1.50
Québec (Province of) 0.11% due 1/17/2012 (3)	1,500	1,500	1.50
Coca-Cola Co. 0.11% due 4/5/2012 (3)	1,200	1,200	1.20
UBS Finance (Delaware) LLC 0.19% due 1/5/2012	1,000	1,000	1.00
Fannie Mae 0.07% due 1/4/2012	900	900	.91
Other securities		950	.96

Total short-term securities (cost: $17,246,000)		17,247	17.28

Total investment securities (cost: $108,088,000)		105,353	105.57
Other assets less liabilities		(5,563)	(5.57)

Net assets		$99,790	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $861,000, which represented .86% of the net assets of the fund. This amount includes $602,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Index-linked bond whose principal amount moves with a government price index.
(3) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $9,344,000, which represented 9.36% of the net assets of the fund.

(4) Coupon rate may change periodically.
(5) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviation and symbols
€ = Euros
£ = British pounds
¥ = Japanese yen
SKr = Swedish kronor
S$ = Singapore dollars

See Notes to Financial Statements

Bond Fund
Summary investment portfolio  December 31, 2011

Largest holdings (by issuer)	Percent of net assets
Fannie Mae	26.51%
U.S. Treasury	22.54
Freddie Mac	6.01
Federal Home Loan Bank	1.32
United Mexican States Government	.91
South Korean Government	.71
JPMorgan Chase	.53
Enbridge Energy Partners	.48
J.P. Morgan Chase Commercial Mortgage Securities Trust	.48
Lloyds Banking Group	.45

	Principal		Percent
	amount	Value	of net
Bonds, notes & other debt instruments - 94.97%	(000)	(000)	assets

Mortgage-backed obligations (1) - 34.23%
Fannie Mae:
3.00% 2027	$243,790	$251,828
5.00% 2038	49,970	54,048
6.00% 2038	81,191	89,503
6.00% 2038	69,269	76,621
6.00% 2039	53,178	58,622
4.00% 2040	39,980	42,363
4.00% 2041	58,314	61,350
4.00% 2041	48,398	50,903
4.50% 2041	45,409	48,971
5.00% 2041	35,262	38,808
5.50% 2041	42,000	45,775
3.50% 2042	54,625	56,195
4.50% 2042	119,774	127,484
5.00% 2042	121,935	131,747
6.00% 2042	41,585	45,795
2.902%-9.80% 2023-2042 (2)	1,148,906	1,235,248	25.86%
Freddie Mac:
5.50% 2038	45,872	49,845
5.50% 2042	84,375	91,560
0%-5.676% 2018-2041 (2)	274,923	296,570	4.69
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	40,209	44,489	.48
Other securities		299,187	3.20
		3,196,912	34.23

Bonds & notes of U.S. government & government agencies - 27.02%
U.S. Treasury:
1.00% 2012	101,500	101,823
1.125% 2013	161,048	163,193
1.25% 2014	117,636	120,089
1.875% 2015	74,610	78,217
2.125% 2015	42,250	44,824
0.125% 2016 (3)	80,786	84,334
1.00% 2016	100,830	101,911
1.00% 2016	55,945	56,569
2.375% 2016	75,000	80,347
7.50% 2016	50,000	65,979
8.75% 2017	75,000	105,795
8.75% 2020	40,000	63,118
2.00% 2021	80,447	81,327
2.125% 2021	249,930	256,246
8.00% 2021	25,000	39,083
4.25% 2039	98,211	124,788
3.875% 2040	49,300	59,010
4.25% 2040	40,000	50,934
3.75% 2041	73,236	85,988
0.875%-7.625% 2012-2041 (3)	278,880	341,706	22.54
Freddie Mac:
2.125% 2012	50,000	50,723
0.375%-5.00% 2013-2014	70,000	72,546	1.32
Federal Home Loan Bank:
1.75% 2012	44,000	44,462
2.25%-4.00% 2012-2013	75,000	78,382	1.32
Fannie Mae 1.00%-5.375% 2013-2016	58,530	60,531	.65
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.824%-2.20% 2012 (2)	27,000	27,181	.29
Other securities		83,898	.90
		2,523,004	27.02

Financials - 7.96%
JPMorgan Chase & Co. 3.15%-4.35% 2015-2021	48,730	49,508	.53
Other securities		693,856	7.43
		743,364	7.96

Other - 25.76%
Other securities		2,405,384	25.76

Total bonds, notes & other debt instruments (cost: $8,553,545,000)		8,868,664	94.97

Preferred securities - 0.01%

Miscellaneous - 0.01%
Other preferred securities in initial period of acquisition		1,000	.01

Total preferred securities (cost: $785,000)		1,000	.01

Common stocks - 0.01%

Consumer discretionary - 0.01%
Other securities		568	.01

Total common stocks (cost: $1,032,000)		568	.01

Rights & warrants - 0.00%

Telecommunication services - 0.00%
Other securities		94	.00

Total rights & warrants (cost: $5,038,000)		94	.00

Short-term securities - 12.91%

U.S. Treasury Bill 0.06%-0.088% due 8/23/2012	207,100	207,019	2.22
Fannie Mae 0.055%-0.13% due 5/1-10/1/2012	186,500	186,427	1.99
Freddie Mac 0.05%-0.12% due 5/18-7/10/2012	157,640	157,588	1.69
Procter & Gamble Co. 0.09%-0.10% due 2/27-4/17/2012 (4)	80,000	79,985	.86
Private Export Funding Corp. 0.08%-0.12% due 1/5-2/14/2012 (4)	72,800	72,786	.78
Chariot Funding, LLC 0.22% due 3/2/2012 (4)	50,000	49,990
Jupiter Securitization Co., LLC 0.22% due 1/19/2012 (4)	22,000	21,997	.77
Straight-A Funding LLC 0.15%-0.19% due 1/18-3/1/2012 (4)	70,076	70,070	.75
Variable Funding Capital Company LLC 0.25% due 1/23/2012 (4)	50,000	49,991	.53
Coca-Cola Co. 0.12% due 1/12/2012 (4)	48,400	48,399	.52
Federal Home Loan Bank 0.07% due 1/13-7/2/2012	44,110	44,101	.47
Medtronic Inc. 0.08% due 1/24-3/8/2012 (4)	44,000	43,993	.47
Other securities		173,359	1.86

Total short-term securities (cost: $1,205,647,000)		1,205,705	12.91

Total investment securities (cost: $9,766,047,000)		10,076,031	107.90
Other assets less liabilities		(737,858)	(7.90)

Net assets		$9,338,173	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $5,511,000, which represented .06% of the net assets of the fund. Some of "Other securities" (with an aggregate value of $9,864,000, an aggregate cost of $8,373,000 and representing .11% of the net assets of the fund) were acquired through private placement transactions from 7/17/2009 to 11/17/2010 that may subject them to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(2) Coupon rate may change periodically.
(3) Index-linked bond whose principal amount moves with a government price index.
(4) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $1,367,324,000, which represented 14.64% of the net assets of the fund.

See Notes to Financial Statements

Global Bond Fund
Summary investment portfolio  December 31, 2011

	Principal		Percent
	amount	Value	of net
Bonds, notes & other debt instruments - 94.71%	(000)	(000)	assets

Euros - 17.15%
German Government:
Series 6, 4.00% 2016	€22,295	US$ 33,075
Series 7, 4.00% 2018	10,500	15,877
Series 8, 4.25% 2018	8,875	13,662
6.25% 2030	7,400	14,733
2.25%-5.50% 2013-2042	36,700	55,233	5.87%
Netherlands Government Eurobond:
4.25% 2013	16,000	21,982
4.50% 2017	9,595	14,313
3.75% 2042	4,125	6,775	1.91
Belgium (Kingdom of):
Series 49, 4.00% 2017	22,722	30,265
Series 40, 5.50% 2017	3,250	4,606	1.54
Spanish Government:
3.25% 2016	18,450	23,167
5.50% 2021	7,425	9,891	1.46
Italian Government:
3.75% 2016	13,600	16,314
3.75%-4.75% 2013-2026	13,075	15,784	1.42
Canadian Government 3.50% 2020	4,000	5,854	.26
Hungarian Government 5.75%-6.00% 2018-2019	2,400	2,635	.12
Other securities		102,964	4.57
		387,130	17.15

Japanese yen - 14.10%
Japanese Government:
Series 248, 0.70% 2013	¥1,120,000	14,653
Series 269, 1.30% 2015	4,654,300	62,558
Series 284, 1.70% 2016	4,162,650	57,663
Series 296, 1.50% 2018	971,600	13,426
Series 299, 1.30% 2019	5,198,550	70,897
Series 310, 1.00% 2020	5,070,450	66,799
Series 21, 2.30% 2035	1,361,400	19,242
1.40%-2.40% 2012-2038	954,500	13,139	14.10
		318,377	14.10

South Korean won - 3.55%
South Korean Government:
Series 1303, 5.25% 2013	KRW 13,550,190	12,019
Series 1309, 5.75% 2013	13,550,000	12,222
3.50%-5.75% 2014-2018	60,604,300	55,806	3.55
		80,047	3.55

British pounds - 3.36%
United Kingdom:
3.75% 2019	£11,670	20,929
4.25% 2040	8,450	16,192
2.00%-5.00% 2015-2046	17,820	31,795	3.05
Other securities		6,956	.31
		75,872	3.36

Mexican pesos - 3.15%
United Mexican States Government:
Series M10, 7.75% 2017	MXN 527,900	41,549
7.00%-9.50% 2014-2029	378,000	29,561	3.15
		71,110	3.15

Malaysian ringgits - 3.01%
Malaysian Government:
Series 509, 3.21% 2013	MYR 61,375	19,441
Series 204, 5.094% 2014	48,310	15,956
Series 0207, 3.814% 2017	38,435	12,378
Series 0210, 4.012% 2017	56,905	18,510
Series 2/03, 4.24% 2018	5,000	1,647	3.01
		67,932	3.01

Polish zloty - 1.99%
Polish Government:
Series 0414, 5.75% 2014	PLN 90,450	26,713
Series 1017, 5.25% 2017	63,745	18,286	1.99
		44,999	1.99

Canadian dollars - 1.78%
Canadian Government 2.00%-4.50% 2014-2021	$ C 19,935	21,265	.94
Province de Québec 5.25%-9.375% 2013-2023	875	1,045	.05
Other securities		17,842	.79
		40,152	1.78

Swedish kronor - 1.50%
Swedish Government:
Series 1049, 4.50% 2015	SKr 148,900	24,381
4.00%-6.75% 2012-2014 (1)	59,010	9,395	1.50
		33,776	1.50

Singapore dollars - 1.32%
Singapore (Republic of) 3.75% 2016	$ S 33,885	29,708	1.32

Hungarian forints - 1.11%
Hungarian Government:
Series 17/B, 6.75% 2017	HUF 3,954,510	14,536
6.75%-8.00% 2015-2022	2,899,770	10,454	1.11
		24,990	1.11

Australian dollars - 0.72%
Queensland Treasury Corp., Series 15, 6.00% 2015	$ A 12,000	13,080	.58
Other securities		3,286	.14
		16,366	.72

Danish kroner - 0.58%
Kingdom of Denmark 4.00% 2015	DKr 60,000	11,900	.53
Other securities		1,235	.05
		13,135	.58

Norwegian kroner - 0.53%
Norwegian Government 5.00% 2015	NKr 65,000	12,083	.53

U.S. dollars - 39.71%
U.S. Treasury:
1.00% 2012	US$ 31,000	31,099
2.75% 2013	13,000	13,593
1.25% 2014	21,620	22,071
1.00% 2016	20,262	20,479
2.00% 2016	14,720	15,536
2.625% 2016	21,250	22,978
5.125% 2016	10,925	13,007
2.125% 2021	43,578	44,679
3.875% 2040	11,650	13,944
0.50%-4.75% 2012-2041 (2)	119,109	127,412	14.39
Fannie Mae:
3.00% 2027 (1)	13,420	13,862
4.00% 2041 (1)	11,843	12,524
2.902%-6.50% 2024-2042 (1) (3)	122,580	130,493	6.95
Polish Government 5.125%-6.375% 2019-2021	3,735	4,005	.18
United Mexican States Government Global 5.95% 2019	1,660	1,981	.09
Hungarian Government 6.25% 2020	2,150	1,946	.09
South Korean Government 5.75% 2014	700	763	.03
Other securities		406,032	17.98
		896,404	39.71

Other currencies - 1.15%
Other securities		26,061	1.15

Total bonds, notes & other debt instruments (cost: $2,090,957,000)		2,138,142	94.71

			Percent
		Value	of net
Preferred securities - 0.02%		(000)	assets

U.S. dollars - 0.02%
Other securities		513	.02

Total preferred securities (cost: $534,000)		513	.02

			Percent
		Value	of net
Common stocks - 0.01%		(000)	assets

U.S. dollars - 0.01%
Other securities		143	.01

Total common stocks (cost: $120,000)		143	.01

			Percent
		Value	of net
Rights & warrants - 0.00%		(000)	assets

U.S. dollars - 0.00%
Other securities		5	.00

Total rights & warrants (cost: $30,000)		5	.00

	Principal		Percent
	amount	Value	of net
Short-term securities - 5.70%	(000)	(000)	assets

Québec (Province of) 0.11% due 3/14/2012 (4)	US$ 27,300	$27,275	1.21
British Columbia (Province of) 0.12% due 4/4/2012	20,700	20,694	.92
Fannie Mae 0.012% due 3/21/2012	18,300	18,299	.81
Thunder Bay Funding, LLC 0.22% due 1/17-1/20/2012 (4)	16,600	16,598	.73
Straight-A Funding LLC 0.19% due 2/22/2012 (4)	15,000	14,997	.66
Coca-Cola Co. 0.10%-0.17% due 2/22-5/2/2012 (4)	14,100	14,093	.62
U.S. Treasury Bill 0.223% due 1/12/2012	1,050	1,050	.05
Other securities		15,650	.70

Total short-term securities (cost: $128,674,000)		128,656	5.70

Total investment securities (cost: $2,220,315,000)		2,267,459	100.44
Other assets less liabilities		(9,837)	(.44)

Net assets		US$ 2,257,622	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,434,000, which represented .07% of the net assets of the fund. One of these securities (which represented less than .01% of the net assets of the fund) was acquired through a private placement transaction that may subject it to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(2) Index-linked bond whose principal amount moves with a government price index.
(3) Coupon rate may change periodically.
(4) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $178,360,000, which represented 7.90% of the net assets of the fund.

See Notes to Financial Statements

High-Income Bond Fund
Summary investment portfolio  December 31, 2011

Largest holdings (by issuer)	Percent of net assets
First Data	2.94%
Sprint Nextel	2.57
Realogy	2.39
MGM Resorts International	2.34
Clearwire	1.98
CIT Group	1.73
Wind SpA	1.54
Revel Holdings	1.30
Freescale Semiconductor	1.28
Hawker Beechcraft	1.26

	Principal		Percent
	amount	Value	of net
Bonds, notes & other debt instruments - 90.98%	(000)	(000)	assets

Consumer discretionary - 21.36%
MGM Resorts International:
6.75% 2013	$10,820	$10,942
5.875% 2014	11,330	11,047
6.625%-13.00% 2012-2020	20,935	21,865	2.34%
Revel Entertainment:
Term Loan B, 9.00% 2017 (1) (2) (3)	17,775	16,291
12.00% 2018 (4) (5) (6)	11,228	8,112	1.30
Univision Communications Inc.:
Term Loan, 4.546% 2017 (1) (2) (3)	16,094	14,376
6.875%-8.50% 2019-2021 (7)	9,525	8,854	1.24
Needle Merger Sub Corp. 8.125% 2019 (7)	12,455	11,926	.64
Neiman Marcus Group, Inc., Term Loan B, 4.75% 2018 (1) (2) (3)	11,540	11,151	.60
Royal Caribbean Cruises Ltd. 11.875% 2015	7,550	8,947	.48
Boyd Gaming Corp. 9.125% 2018	9,190	8,776	.47
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	7,900	8,571	.46
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	7,925	8,490	.45
Other securities		250,464	13.38
		399,812	21.36

Financials - 12.51%
Realogy Corp.:
Letter of Credit, 4.522% 2016 (1) (2) (3)	1,333	1,194
Term Loan B, 4.691% 2016 (1) (2) (3)	17,427	15,615
Second Lien Term Loan A, 13.50% 2017 (2) (3)	18,315	18,429
7.875% 2019 (7)	10,800	9,450	2.39
CIT Group Inc., Series A:
7.00% 2015	22,075	22,147
7.00% 2016	10,300	10,313	1.73
Liberty Mutual Group Inc., Series C, 10.75% 2088 (1) (7)	6,695	8,469	.45
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated) (1)	2,930	3,153	.17
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated) (1)	1,985	2,121	.11
Other securities		143,281	7.66
		234,172	12.51

Telecommunication services - 11.30%
Nextel Communications, Inc.:
Series D, 7.375% 2015	18,955	17,439
5.95%-6.875% 2013-2014	11,935	11,684
Sprint Nextel Corp. 6.00%-11.50% 2016-2021 (7)	19,875	18,956	2.57
Clearwire Communications and Clearwire Finance, Inc.:
Series A, 12.00% 2015 (7)	16,515	15,896
Series B, 12.00% 2015 (7)	13,480	12,974
12.00% 2017 (7)	9,135	7,651	1.95
Wind Acquisition SA:
11.75% 2017 (7)	22,543	20,289
7.25% 2018 (7)	4,400	4,015
7.375% 2018	€4,075	4,509	1.54
Cricket Communications, Inc.:
7.75% 2016	$12,710	13,187
7.75%-10.00% 2015-2020	8,159	7,929	1.13
Digicel Group Ltd. 8.875% 2015 (7)	9,350	9,256	.49
Other securities		67,678	3.62
		211,463	11.30

Industrials - 10.88%
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit, 2.479% 2014 (1) (2) (3)	1,553	1,175
Term Loan B, 2.579% 2014 (1) (2) (3)	25,211	19,073
Term Loan B, 10.50% 2014 (1) (2) (3)	1,502	1,200
8.50%-9.75% 2015-2017 (1) (6)	11,033	2,038	1.26
Ply Gem Industries, Inc.:
13.125% 2014	4,605	4,098
8.25% 2018	17,975	15,751	1.06
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	19,720	17,304	.92
DAE Aviation Holdings, Inc. 11.25% 2015 (7)	10,871	11,360	.61
Nortek Inc. 10.00% 2018 (7)	9,710	9,249	.49
ARAMARK Corp. 8.50% 2015	8,600	8,858	.47
Other securities		113,623	6.07
		203,729	10.88

Health care - 10.02%
Quintiles, Term Loan B, 5.00% 2018 (1) (2) (3)	16,684	16,421	.88
VWR Funding, Inc., Series B, 10.25% 2015 (1) (6)	15,402	15,980	.85
Bausch & Lomb Inc. 9.875% 2015	13,105	13,826	.74
PTS Acquisition Corp. 9.50% 2015 (1) (6)	11,540	11,915	.64
inVentiv Health Inc. 10.00% 2018 (7)	12,310	11,325	.61
Tenet Healthcare Corp. 7.375% 2013	10,335	10,697	.57
Symbion Inc. 8.00% 2016	9,725	9,032	.48
Other securities		98,328	5.25
		187,524	10.02

Information technology - 7.94%
First Data Corp.:
Term Loan B2, 3.044% 2014 (1) (2) (3)	6,259	5,696
8.25% 2021 (7)	9,740	8,766
12.625% 2021 (7)	17,425	15,247
8.75% 2022 (1) (6) (7)	13,342	11,541
7.375%-11.25% 2015-2019 (6) (7)	15,308	13,862	2.94
Freescale Semiconductor, Inc.:
Term Loan, 4.52% 2016 (1) (2) (3)	402	385
10.125% 2016	11,072	11,709
9.25%-10.125% 2018 (7)	10,920	11,844	1.28
NXP BV and NXP Funding LLC 9.75% 2018 (7)	11,620	12,724	.68
SRA International, Inc., Term Loan B, 6.50% 2018 (1) (2) (3)	11,622	11,003	.59
Other securities		45,924	2.45
		148,701	7.94

Materials - 4.86%
Reynolds Group 7.125%-9.875% 2016-2019 (7)	19,550	19,435	1.04
Georgia Gulf Corp. 9.00% 2017 (7)	13,305	14,137	.76
Other securities		57,306	3.06
		90,878	4.86

Energy - 4.83%
Laredo Petroleum, Inc. 9.50% 2019 (7)	10,275	10,943	.59
Other securities		79,412	4.24
		90,355	4.83

Consumer staples - 3.62%
Rite Aid Corp. 10.25% 2019	9,995	11,069	.59
Other securities		56,756	3.03
		67,825	3.62

Utilities - 3.16%
Intergen Power 9.00% 2017 (7)	8,775	9,280	.50
Other securities		49,842	2.66
		59,122	3.16

Other - 0.50%
Other securities		9,369	.50

Total bonds, notes & other debt instruments (cost: $1,734,979,000)		1,702,950	90.98

	Principal		Percent
	amount	Value	of net
Convertible securities - 0.45%	(000)	(000)	assets

Telecommunication services - 0.04%
Clearwire Corp. 8.25% convertible notes 2040 (7)	$891	575	.03
Other securities		213	.01
		788	.04

Other - 0.41%
Other securities		7,678	.41

Total convertible securities (cost: $9,958,000)		8,466	.45

			Percent
		Value	of net
Preferred securities - 0.54%		(000)	assets

Financials - 0.54%
Other securities		10,028	.54

Total preferred securities (cost: $10,249,000)		10,028	.54

			Percent
		Value	of net
Common stocks - 0.49%		(000)	assets

Other - 0.49%
Other securities		9,176	.49

Total common stocks (cost: $9,135,000)		9,176	.49

			Percent
		Value	of net
Rights & warrants - 0.01%	Shares	(000)	assets

Consumer discretionary - 0.01%
Revel Holdings, Inc., warrants, expire 2021 (4) (5) (8)	5,250	8	.00
Other securities		182	.01
		190	.01

Telecommunication services - 0.00%
Other securities		90	.00

Total rights & warrants (cost: $4,981,000)		280	.01

	Principal		Percent
	amount	Value	of net
Short-term securities - 5.57%	(000)	(000)	assets

Freddie Mac 0.06%-0.09% due 4/23-6/18/2012	$30,200	30,193	1.61
Variable Funding Capital Company LLC 0.20% due 1/4/2012 (7)	21,500	21,499	1.15
Chariot Funding, LLC 0.18% due 2/7/2012 (7)	18,900	18,898	1.01
NetJets Inc. 0.03% due 1/3/2012 (7)	15,200	15,200	.81
Federal Home Loan Bank 0.08% due 3/23/2012	11,000	10,999	.59
Other securities		7,446	.40

Total short-term securities (cost: $104,233,000)		104,235	5.57

Total investment securities (cost: $1,873,535,000)		1,835,135	98.04
Other assets less liabilities		36,618	1.96

Net assets		$1,871,753	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Coupon rate may change periodically.
(2) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(3) Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in "Other securities," was $218,855,000, which represented 11.69% of the net assets of the fund.

(4) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Other securities," was $28,441,000, which represented 1.52% of the net assets of the fund.

(5) Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.  Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of
	date(s)	(000)	(000)	net assets

Revel Entertainment 12.00% 2018	2/15/2011-9/16/2011	$10,825	$8,112	.43%
Revel Holdings, Inc., warrants, expire 2021	2/15/2011	-	8	.00
Other restricted securities		4,091	3,721	.20

Total restricted securities		$14,916	$11,841	.63%

(6) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(7) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $637,502,000, which represented 34.06% of the net assets of the fund.

(8) Security did not produce income during the last 12 months.

Key to symbol
€ = Euros

See Notes to Financial Statements

Mortgage Fund
Investment portfolio  December 31, 2011

	Principal		Percent
	amount	Value	of net
Bonds, notes & other debt instruments - 87.05%	(000)	(000)	assets

Mortgage-backed obligations - 72.03%
Federal agency mortgage-backed obligations (1) - 70.79%
Freddie Mac 3.00% 2026	$484	$501
Freddie Mac 3.00% 2026	299	309
Freddie Mac 5.50% 2037	2,000	2,173
Freddie Mac 5.50% 2038	1,108	1,204
Freddie Mac 4.50% 2039	330	350
Freddie Mac 5.00% 2039	623	670
Freddie Mac 5.50% 2039	5,360	5,825
Freddie Mac 5.50% 2039	1,500	1,630
Freddie Mac 4.50% 2040	1,342	1,424
Freddie Mac 4.50% 2040	974	1,033
Freddie Mac 4.50% 2041	1,875	1,989
Freddie Mac 4.50% 2041	667	707
Freddie Mac 4.50% 2041	513	544
Freddie Mac 4.50% 2041	348	374
Freddie Mac 4.50% 2041	238	252
Freddie Mac 4.00% 2042 (2)	1,250	1,311
Freddie Mac 5.00% 2042 (2)	300	322
Freddie Mac 5.50% 2042 (2)	2,050	2,225
Freddie Mac, Series K704, Class A2, 2.412% 2018	75	76
Freddie Mac, Series K015, Class A1, 2.257% 2020	50	51	30.01%
Fannie Mae 3.00% 2027 (2)	3,725	3,848
Fannie Mae 3.50% 2027 (2)	2,950	3,086
Fannie Mae 5.00% 2038	100	108
Fannie Mae 5.50% 2038	300	328
Fannie Mae 5.00% 2039	500	541
Fannie Mae 4.50% 2042 (2)	1,625	1,730
Fannie Mae 5.00% 2042 (2)	550	594
Fannie Mae 6.00% 2042 (2)	5,550	6,112	21.35
Government National Mortgage Assn. 6.00% 2035	1,116	1,267
Government National Mortgage Assn. 3.50% 2041	1,780	1,863
Government National Mortgage Assn. 6.50% 2041	2,990	3,401
Government National Mortgage Assn. 3.50% 2042 (2)	1,150	1,201
Government National Mortgage Assn. 3.50% 2042 (2)	725	755
Government National Mortgage Assn. 4.00% 2042 (2)	3,400	3,648	15.85
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033	248	262
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035	2,274	2,480	3.58
		54,194	70.79

Other mortgage-backed securities (1) - 1.24%
National Bank of Canada 2.20% 2016 (3)	250	253	.33
Bank of Montreal 1.30% 2014 (3)	250	250	.33
Australia & New Zealand Banking Group Ltd. 2.40% 2016 (3)	250	248	.32
Bank of Nova Scotia 1.25% 2014 (3)	200	199	.26
		950	1.24

Total mortgage-backed obligations		55,144	72.03

Federal agency bonds & notes - 9.63%
Federal Home Loan Bank 1.125% 2012	1,400	1,406
Federal Home Loan Bank 1.875% 2013	5,100	5,220
Federal Home Loan Bank 4.125% 2020	650	745	9.63
		7,371	9.63

U.S. Treasury bonds & notes - 5.39%
U.S. Treasury 0.50% 2013	1,300	1,306
U.S. Treasury 0.50% 2014	1,950	1,959
U.S. Treasury 8.00% 2021	550	860	5.39
		4,125	5.39

Total bonds, notes & other debt instruments (cost: $65,983,000)		66,640	87.05

	Principal		Percent
	amount	Value	of net
Short-term securities - 44.56%	(000)	(000)	assets

Pfizer Inc 0.04% due 1/12/2012 (3)	$3,100	3,100	4.05
Johnson & Johnson 0.04% due 4/3/2012 (3)	2,500	2,500	3.27
PepsiCo Inc. 0.04%-0.07% due 1/9-1/11/2012 (3)	2,400	2,400	3.13
McDonald's Corp. 0.06% due 2/3/2012 (3)	2,400	2,399	3.13
Straight-A Funding LLC 0.19% due 2/27/2012 (3)	2,200	2,200	2.87
Medtronic Inc. 0.08%-0.11% due 1/10-3/15/2012 (3)	2,100	2,100	2.74
Procter & Gamble Co. 0.11%-0.17% due 1/5-5/1/2012 (3)	2,100	2,099	2.74
Wal-Mart Stores, Inc. 0.04% due 1/4/2012 (3)	2,000	2,000	2.61
NetJets Inc. 0.06% due 1/26/2012 (3)	2,000	2,000	2.61
BHP Billiton Finance (USA) Limited 0.18% due 2/2/2012 (3)	2,000	1,999	2.61
eBay Inc. 0.10% due 3/13/2012 (3)	2,000	1,998	2.61
Jupiter Securitization Co., LLC 0.21% due 1/4/2012 (3)	1,800	1,800	2.35
Texas Instruments Inc. 0.20% due 4/17/2012 (3)	1,600	1,598	2.09
Private Export Funding Corp. 0.10% due 2/15/2012 (3)	1,500	1,499	1.96
Federal Farm Credit Banks 0.14%-0.15% due 5/15-10/18/2012	1,425	1,424	1.86
Harvard University 0.12% due 1/13/2012	1,000	1,000	1.31
Coca-Cola Co. 0.17% due 2/2/2012 (3)	1,000	1,000	1.31
Thunder Bay Funding, LLC 0.21% due 1/17/2012 (3)	1,000	1,000	1.31

Total short-term securities (cost: $34,119,000)		34,116	44.56

Total investment securities (cost: $100,102,000)		100,756	131.61
Other assets less liabilities		(24,201)	(31.61)

Net assets		$76,555	100.00%

(1) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(2) A portion or all of the security purchased on a TBA basis.
(3) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $32,642,000, which represented 42.64% of the net assets of the fund.

Key to abbreviation
TBA = To be announced

See Notes to Financial Statements

U.S. Government/AAA-Rated Securities Fund
Summary investment portfolio  December 31, 2011

	Principal		Percent
	amount	Value	of net
Bonds, notes & other debt instruments - 94.41%	(000)	(000)	assets

Mortgage-backed obligations - 55.75%
Federal agency mortgage-backed obligations (1) - 55.67%
Fannie Mae:
3.00% 2027 (2)	$241,378	$249,336
6.00% 2038	105,200	115,971
6.00% 2038	27,922	30,886
6.00% 2038	27,064	29,834
2.615% 2040 (3)	26,351	27,364
6.00% 2040	54,873	60,592
4.50% 2041	52,954	57,108
3.50% 2042 (2)	36,575	37,626
4.50% 2042 (2)	87,115	92,723
5.00% 2042 (2)	44,705	48,302
0%-11.512% 2012-2047 (2) (3)	494,006	528,486	33.54
Freddie Mac:
5.50% 2038	88,864	96,559
5.50% 2038	28,579	31,054
5.50% 2039	26,919	29,250
4.00% 2041	58,324	61,278
5.50% 2042 (2)	53,425	57,974
0%-6.00% 2014-2041 (3)	225,245	240,864	13.57
Government National Mortgage Assn.:
4.00% 2042 (2)	31,525	33,825
3.00%-6.50% 2024-2058 (2) (3)	203,915	222,179	6.72
Vendee Mortgage Trust:
Series 2011-2, Class DA, 3.75% 2033	29,513	31,195
Series 2010-1, Class DA, 4.25% 2035	25,672	28,004	1.55
Other securities		10,991	.29
		2,121,401	55.67

Other mortgage-backed securities - 0.08%
Other securities		2,939	.08

Total mortgage-backed obligations		2,124,340	55.75

U.S. Treasury bonds & notes - 24.79%
U.S. Treasury:
1.00% 2012	46,000	46,146
1.125% 2013	27,483	27,849
1.375% 2013	37,550	38,052
2.125% 2015	28,750	30,502
11.25% 2015	41,690	55,679
2.375% 2016	30,400	32,567
2.50% 2017	34,250	37,052
3.50% 2018	38,960	44,435
3.125% 2019	25,910	29,061
2.125% 2021	48,875	50,110
3.125% 2021	27,245	30,412
3.875% 2040	58,250	69,722
4.625% 2040	100,700	135,638
3.75% 2041	42,600	50,017
0.625%-8.75% 2012-2041 (4)	240,116	267,439	24.79
		944,681	24.79

Federal agency bonds & notes - 13.65%
Federal Home Loan Bank:
0.875% 2012	32,025	32,183
1.75% 2012	30,350	30,669
1.875% 2013	27,355	28,000
3.625% 2013	68,220	72,186
5.50% 2014	46,910	52,955
0.25%-4.125% 2012-2020	38,030	39,588	6.71
Fannie Mae:
0.75% 2013	37,750	38,038
1.00%-6.125% 2012-2013	36,550	37,000	1.97
Freddie Mac 1.75%-2.125% 2012-2015	41,175	42,242	1.11
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.125%-2.20% 2012	26,800	27,252	.71
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.625%-2.625% 2014	23,500	24,390	.64
Other securities		95,829	2.51
		520,332	13.65

Other - 0.22%
Other securities		8,441	.22

Total bonds, notes & other debt instruments (cost: $3,464,351,000)		3,597,794	94.41

	Principal		Percent
	amount	Value	of net
Short-term securities - 21.80%	(000)	(000)	assets

Straight-A Funding LLC 0.10%-0.19% due 1/5-3/26/2012 (5)	105,510	105,493	2.77
Private Export Funding Corp. 0.08%-0.13% due 1/5-4/26/2012 (5)	94,800	94,750	2.49
Chariot Funding, LLC 0.20% due 1/13/2012 (5)	50,000	49,996
Jupiter Securitization Co., LLC 0.22% due 1/19-3/20/2012 (5)	40,600	40,574	2.38
Coca-Cola Co. 0.09%-0.13% due 3/6-6/11/2012 (5)	79,000	78,953	2.07
Federal Farm Credit Banks 0.05%-0.15% due 5/9-12/26/2012	78,000	77,939	2.04
NetJets Inc. 0.08% due 1/3-2/6/2012 (5)	50,000	49,998	1.31
Procter & Gamble Co. 0.07%-0.10% due 3/1-3/21/2012 (5)	44,250	44,242	1.16
Walt Disney Co. 0.09% due 2/15/2012 (5)	41,200	41,193	1.08
Medtronic Inc. 0.04%-0.08% due 1/5-3/8/2012 (5)	39,530	39,523	1.04
National Rural Utilities Cooperative Finance Corp. 0.07%-0.09% due 1/19-1/25/2012	38,400	38,398	1.01
Emerson Electric Co. 0.06% due 2/15/2012 (5)	30,000	29,997	.79
Pfizer Inc 0.04% due 1/12/2012 (5)	27,100	27,100	.71
Freddie Mac 0.09% due 1/17/2012	19,460	19,460	.51
Other securities		92,998	2.44

Total short-term securities (cost: $830,673,000)		830,614	21.80

Total investment securities (cost: $4,295,024,000)		4,428,408	116.21
Other assets less liabilities		(617,723)	(16.21)

Net assets		$3,810,685	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(2) A portion or all of the security purchased on a TBA basis.
(3) Coupon rate may change periodically.
(4) Index-linked bond whose principal amount moves with a government price index.
(5) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $672,175,000, which represented 17.64% of the net assets of the fund.

Key to abbreviation
TBA = To be announced

See Notes to Financial Statements

Cash Management Fund
Investment portfolio  December 31, 2011

	Principal		Percent
	amount	Value	of net
Short-term securities - 100.66%	(000)	(000)	assets

Federal agency discount notes - 40.22%
Federal Home Loan Bank 0.01%-0.075% due 1/4-5/18/2012	$127,844	$127,839	20.72%
Fannie Mae 0.012%-0.11% due 1/4-6/11/2012	61,100	61,095	9.90
Freddie Mac 0.03%-0.085% due 1/3-5/16/2012	59,200	59,196	9.60
		248,130	40.22

U.S. Treasuries - 39.64%
U.S. Treasury Bills 0.015%-0.07% due 1/5-6/7/2012	244,500	244,496	39.64

Commercial paper - 20.80%
Old Line Funding, LLC 0.13% due 1/13/2012 (1)	10,000	9,999
Thunder Bay Funding, LLC 0.22% due 1/20/2012 (1)	10,000	9,998	3.24
Jupiter Securitization Co., LLC 0.22% due 2/16/2012 (1)	7,900	7,897
Chariot Funding, LLC 0.18% due 2/28/2012 (1)	9,000	8,999	2.74
Barclays U.S. Funding Corp. 0.09% due 1/3/2012	15,300	15,300	2.48
Harvard University 0.12% due 1/13/2012	12,500	12,499	2.03
Svenska Handelsbanken Inc. 0.16% due 1/23/2012 (1)	12,500	12,499	2.03
Province of Ontario 0.04% due 1/31/2012	12,000	11,999	1.94
IBM Corp. 0.05% due 1/17/2012 (1)	10,000	10,000	1.62
Emerson Electric Co. 0.07% due 1/12/2012 (1)	7,900	7,900	1.28
Google Inc. 0.04% due 1/20/2012 (1)	7,500	7,500	1.22
Becton, Dickinson and Co. 0.10% due 1/4/2012	5,600	5,600	.91
Québec (Province of) 0.07% due 3/21/2012 (1)	4,700	4,695	.76
PepsiCo Inc. 0.07% due 1/24/2012 (1)	3,400	3,400	.55
		128,285	20.80

Total investment securities (cost: $620,904,000)		620,911	100.66
Other assets less liabilities		(4,054)	(.66)

Net assets		$616,857	100.00%

(1) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $82,887,000, which represented 13.44% of the net assets of the fund.

See Notes to Financial Statements

Financial statements

Statements of assets and liabilities at December 31, 2011

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$229,066	$4,813,533	$3,164,183	$23,852,260	$8,560,026	$2,172,227	$4,333,120	$1,984,669	$22,989,857
Affiliated issuers	-	-	55,352	489,184	-	-	-	6,236	-
Cash denominated in currencies other than U.S. dollars	-	5,773	342	-	1,502	-	-	216	-
Cash	85	50	363	947	169	112	83	86	64
Unrealized appreciation on open forward currency contracts	-	-	-	-	-	36	-	-	-
Receivables for:
Sales of investments	231	10,048	21,402	19,689	4,621	393	-	1,105	54,161
Sales of fund's shares	-	8,551	3,319	8,736	3,207	1,652	995	62	6,881
Closed forward currency contracts	-	-	-	-	-	-	-	-	-
Dividends and interest	402	4,737	4,884	15,499	18,028	6,046	7,147	10,526	35,952
	229,784	4,842,692	3,249,845	24,386,315	8,587,553	2,180,466	4,341,345	2,002,900	23,086,915
Liabilities:
Unrealized depreciation on open forward currency contracts	-	-	100	-	37	-	-	-	-
Payables for:
Purchases of investments	-	21,156	800	22,042	9,543	1,015	-	-	127,884
Repurchases of fund's shares	152	6,137	1,708	37,526	5,940	1,727	7,020	1,479	47,446
Investment advisory services	113	2,174	1,959	6,714	3,617	1,369	1,517	1,013	5,269
Distribution services	43	752	521	3,579	1,118	287	706	391	2,835
Trustees' deferred compensation	1	19	11	289	134	5	12	4	336
Other	3	57	58	172	156	67	21	22	122
	312	30,295	5,157	70,322	20,545	4,470	9,276	2,909	183,892
Net assets at December 31, 2011 (total: $102,006,288)	$229,472	$4,812,397	$3,244,688	$24,315,993	$8,567,008	$2,175,996	$4,332,069	$1,999,991	$22,903,023
Investment securities, at cost:
Unaffiliated issuers	$218,935	$4,115,583	$3,091,011	$18,889,712	$8,090,818	$1,930,934	$3,824,542	$1,837,939	$19,393,760
Affiliated issuers	$-	$-	$86,665	$262,027	$-	$-	$-	$15,878	$-
Cash denominated in currencies other than U.S. dollars, at cost	$-	$5,773	$342	$-	$1,502	$-	$-	$216	$-
Net assets consist of:
Capital paid in on shares of beneficial interest	$242,938	$4,815,645	$3,568,329	$22,608,857	$9,346,063	$2,009,289	$4,501,267	$2,441,879	$22,607,573
Undistributed (distributions in excess of) net investment income	204	(9,228)	(4,530)	41,249	(28,097)	(12,009)	15,329	1,589	75,243
(Accumulated) undistributed net realized (loss) gain	(23,801)	(691,804)	(360,721)	(3,523,801)	(1,219,705)	(62,526)	(693,105)	(580,559)	(3,376,461)
Net unrealized appreciation (depreciation)	10,131	697,784	41,610	5,189,688	468,747	241,242	508,578	137,082	3,596,668
Net assets at December 31, 2011	$229,472	$4,812,397	$3,244,688	$24,315,993	$8,567,008	$2,175,996	$4,332,069	$1,999,991	$22,903,023

Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized:
Class 1:
Net assets (total: $37,983,085)	$27,252	$1,277,544	$794,777	$7,426,025	$3,313,875	$825,589	$992,072	$161,248	$9,495,812
Shares outstanding	2,402	65,862	45,981	142,612	217,807	42,010	110,272	17,519	285,412
Net asset value per share	$11.35	$19.40	$17.28	$52.07	$15.21	$19.65	$9.00	$9.20	$33.27
Class 2:
Net assets (total: $63,525,378)	$202,220	$3,534,853	$2,449,911	$16,701,273	$5,209,661	$1,350,407	$3,339,997	$1,838,743	$13,234,977
Shares outstanding	17,897	183,293	143,811	323,184	343,533	69,247	374,084	200,181	400,201
Net asset value per share	$11.30	$19.29	$17.04	$51.68	$15.16	$19.50	$8.93	$9.19	$33.07
Class 3:
Net assets (total: $497,825)	-	-	-	$188,695	$43,472	-	-	-	$172,234
Shares outstanding	-	-	-	3,620	2,854	-	-	-	5,171
Net asset value per share	-	-	-	$52.13	$15.23	-	-	-	$33.30

(*) Amount less than one thousand.

See Notes to Financial Statements

Statements of assets and liabilities at December 31, 2011
						(dollars and shares in thousands, except per-share amounts)
	International Growth and Income Fund	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund	High-Income Bond Fund	Mortgage Fund		U.S. Government/AAA-Rated Securities Fund	Cash Management Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$233,040	$11,124,280	$105,353	$10,076,031	$2,267,459	$1,835,135	$100,756		$4,428,408	$620,911
Affiliated issuers	-	-	-	-	-	-	-		-	-
Cash denominated in currencies other than U.S. dollars	5	-	992	-	-	-	-		-	-
Cash	70	671	88	490	146	915	143		161	65
Unrealized appreciation on open forward currency contracts	-	-	75	1,851	5,817	449	-		-	-
Receivables for:
Sales of investments	-	-	318	211,442	19,138	623	515		146,796	-
Sales of fund's shares	106	6,809	509	7,574	2,796	1,360	301		2,254	1
Closed forward currency contracts	-	-	-	-	-	2	-		-	-
Dividends and interest	683	40,872	552	71,215	26,212	36,705	177		18,807	-
	233,904	11,172,632	107,887	10,368,603	2,321,568	1,875,189	101,892		4,596,426	620,977
Liabilities:
Unrealized depreciation on open forward currency contracts	-	-	1	463	910	-	-		-	-
Payables for:
Purchases of investments	-	41,095	8,027	1,019,734	61,065	528	25,305		782,134	-
Repurchases of fund's shares	143	6,745	- *	6,135	560	1,336	1		2,076	3,813
Investment advisory services	136	2,774	54	2,894	1,013	732	26		1,058	172
Distribution services	42	1,100	14	1,053	347	228	5		426	118
Trustees' deferred compensation	- *	83	- *	24	2	34	-	*	30	14
Other	5	197	1	127	49	578	-	*	17	3
	326	51,994	8,097	1,030,430	63,946	3,436	25,337		785,741	4,120
Net assets at December 31, 2011 (total: $102,006,288)	$233,578	$11,120,638	$99,790	$9,338,173	$2,257,622	$1,871,753	$76,555		$3,810,685	$616,857
Investment securities, at cost:
Unaffiliated issuers	$226,459	$9,806,550	$108,088	$9,766,047	$2,220,315	$1,873,535	$100,102		$4,295,024	$620,904
Affiliated issuers	$-	$-	$-	$-	$-	$-	$-		$-	$-
Cash denominated in currencies other than U.S. dollars, at cost	$5	$-	$992	$-	$-	$-	$-		$-	$-
Net assets consist of:
Capital paid in on shares of beneficial interest	$238,841	$10,416,018	$102,732	$9,087,708	$2,171,203	$2,029,297	$75,611		$3,559,618	$616,864
Undistributed (distributions in excess of) net investment income	(431)	54,622	(21)	41,435	14,995	22,413	-	*	9,324	(14)
(Accumulated) undistributed net realized (loss) gain	(11,403)	(667,720)	(260)	(102,086)	20,440	(141,974)	290		108,359	-
Net unrealized appreciation (depreciation)	6,571	1,317,718	(2,661)	311,116	50,984	(37,983)	654		133,384	7
Net assets at December 31, 2011	$233,578	$11,120,638	$99,790	$9,338,173	$2,257,622	$1,871,753	$76,555		$3,810,685	$616,857

Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized:
Class 1:
Net assets (total: $37,983,085)	$34,461	$5,932,188	$28,237	$4,354,101	$618,485	$787,124	$54,814		$1,784,518	$74,963
Shares outstanding	2,571	366,839	3,019	396,113	51,731	74,692	5,287		137,250	6,596
Net asset value per share	$13.40	$16.17	$9.35	$10.99	$11.96	$10.54	$10.37		$13.00	$11.36
Class 2:
Net assets (total: $63,525,378)	$199,117	$5,151,223	$71,553	$4,984,072	$1,639,137	$1,064,140	$21,741		$2,002,350	$530,003
Shares outstanding	14,890	320,747	7,654	458,351	137,648	102,081	2,099		155,383	47,218
Net asset value per share	$13.37	$16.06	$9.35	$10.87	$11.91	$10.42	$10.36		$12.89	$11.22
Class 3:
Net assets (total: $497,825)	-	$37,227	-	-	-	$20,489	-		$23,817	$11,891
Shares outstanding	-	2,301	-	-	-	1,940	-		1,830	1,052
Net asset value per share	-	$16.18	-	-	-	$10.56	-		$13.01	$11.30

(*) Amount less than one thousand.

See Notes to Financial Statements

Statements of operations for the year ended December 31, 2011

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund
Investment income:
Income (net of non-U.S. taxes)(1) (2):
Dividends	$2,786	$101,815	$38,376	$305,574	$247,119	$42,203	$109,432	$71,664	$489,643
Interest	174	490	$2,153	2,457	1,863	15,247	396	3,846	5,948
	2,960	102,305	40,529	308,031	248,982	57,450	109,828	75,510	495,591
Fees and expenses(3):
Investment advisory services	1,458	27,891	26,096	86,558	47,532	17,530	18,180	12,848	64,952
Distribution services - Class 2	551	10,025	7,214	46,892	15,216	3,922	8,797	5,038	35,996
Distribution services - Class 3	-	-	-	393	98	-	-	-	348
Transfer agent services	_(4)	_(4)	_(4)	2	1	_(4)	_(4)	_(4)	1
Reports to shareholders	3	295	199	1,719	520	118	137	57	1,550
Registration statement and prospectus	1	140	106	720	282	78	99	46	658
Trustees' compensation	2	40	29	209	76	18	32	17	191
Auditing and legal	13	50	53	152	68	31	26	22	137
Custodian	23	591	799	767	2,514	850	31	200	298
State and local taxes	3	58	42	299	107	26	47	24	263
Other	9	47	51	95	83	64	6	30	55
Total fees and expenses	2,063	39,137	34,589	137,806	66,497	22,637	27,355	18,282	104,449
Net investment income (loss)	897	63,168	5,940	170,225	182,485	34,813	82,473	57,228	391,142
Net realized gain (loss) and unrealized (depreciation) appreciation on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments(2)	2,296	170,508	119,951	1,311,554	68,956	59,382	47,849	65,035	777,400
Forward currency contracts	-	-	(107)	-	(1,393)	107	-	-	-
Currency transactions	46	(1,155)	(1,560)	(1,456)	536	(147)	(1)	(574)	1,200
	2,342	169,353	118,284	1,310,098	68,099	59,342	47,848	64,461	778,600
Net unrealized (depreciation) appreciation on:
Investments	(21,563)	(691,503)	(872,131)	(2,508,220)	(1,609,598)	(441,218)	(171,752)	(227,607)	(1,540,418)
Forward currency contracts	-	-	(100)	-	(37)	36	-	-	-
Currency translations	(7)	(349)	(385)	(209)	(1,274)	(139)	-	(70)	231
	(21,570)	(691,852)	(872,616)	(2,508,429)	(1,610,909)	(441,321)	(171,752)	(227,677)	(1,540,187)
Net realized gain (loss) and unrealized (depreciation) appreciation on investments, forward currency contracts and currency:	(19,228)	(522,499)	(754,332)	(1,198,331)	(1,542,810)	(381,979)	(123,904)	(163,216)	(761,587)

Net (decrease) increase in net assets resulting from operations	$(18,331)	$(459,331)	$(748,392)	$(1,028,106)	$(1,360,325)	$(347,166)	$(41,431)	$(105,988)	$(370,445)

Statements of operations for the year ended December 31, 2011
								(dollars in thousands)
	International Growth and Income Fund	Asset Allocation Fund	Global Balanced Fund (5)	Bond Fund	Global Bond Fund	High-Income Bond Fund	Mortgage Fund (5)	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
Investment income:
Income (net of non-U.S. taxes)(1) (2):
Dividends	$8,460	$169,656	$696	$72	$38	$1,053	$-	$-	$-
Interest	489	115,132	368	328,427	75,234	158,333	129	81,017	677
	8,949	284,788	1,064	328,499	75,272	159,386	129	81,017	677
Fees and expenses(3):
Investment advisory services	1,594	32,917	279	36,584	11,290	9,026	121	12,281	1,966
Distribution services - Class 2	489	13,749	58	12,590	4,070	2,819	16	4,938	1,310
Distribution services - Class 3	-	75	-	-	-	39	-	43	23
Transfer agent services	_(4)	1	_(4)	1	_(4)	_(4)	_(4)	_(4)	_(4)
Reports to shareholders	3	685	_(4)	523	56	68	_(4)	117	20
Registration statement and prospectus	10	285	_(4)	385	86	29	_(4)	128	6
Trustees' compensation	2	82	_(4)	74	14	15	_(4)	27	5
Auditing and legal	9	64	_(4)	54	13	12	_(4)	22	5
Custodian	59	123	6	177	354	11	_(4)	9	2
State and local taxes	2	117	-	104	20	21	-	37	6
Other	12	35	5	16	7	4	_(4)	5	1
Total fees and expenses	2,180	48,133	348	50,508	15,910	12,044	137	17,607	3,344
Net investment income (loss)	6,769	236,655	716	277,991	59,362	147,342	(8)	63,410	(2,667)
Net realized gain (loss) and unrealized (depreciation) appreciation on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments(2)	(11,287)	444,532	(435)	232,962	25,162	57,429	1,055	116,429	-
Forward currency contracts	-	-	66	(4,687)	13,784	21	-	-	-
Currency transactions	(129)	715	(62)	(1,611)	(2,356)	(17)	-	-	-
	(11,416)	445,247	(431)	226,664	36,590	57,433	1,055	116,429	-
Net unrealized (depreciation) appreciation on:
Investments	(16,734)	(525,141)	(2,735)	109,277	(9,949)	(165,668)	654	101,161	(6)
Forward currency contracts	5	-	74	2,246	3,693	592	-	-	-
Currency translations	(20)	(44)	_(4)	(357)	(1,226)	(31)	-	-	-
	(16,749)	(525,185)	(2,661)	111,166	(7,482)	(165,107)	654	101,161	(6)
Net realized gain (loss) and unrealized (depreciation) appreciation on investments, forward currency contracts and currency:	(28,165)	(79,938)	(3,092)	337,830	29,108	(107,674)	1,709	217,590	(6)

Net (decrease) increase in net assets resulting from operations	$(21,396)	$156,717	$(2,376)	$615,821	$88,470	$39,668	$1,701	$281,000	$(2,673)

(1)Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.
(2)Additional information related to affiliated transactions is included in the Notes to Financial Statements.
(3)Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
(4)Amount less than one thousand.
(5)For the period May 2, 2011, commencement of operations, through December 31, 2011.

See Notes to Financial Statements

Statements of changes in net assets

	Global Discovery Fund		Global Growth Fund		Global Small Capitalization Fund		Growth Fund		International Fund		New World Fund
	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2010

Operations:
Net investment income (loss)	$897	$1,450	$63,168	$68,397	$5,940	$17,002	$170,225	$210,636	$182,485	$142,919	$34,813	$33,410
Net realized gain (loss) on investments, forward currency contracts and currency transactions	2,342	5,186	169,353	107,092	118,284	196,320	1,310,098	17,254	68,099	(41,043)	59,342	40,631
Net unrealized (depreciation) appreciation on investments, forward currency contracts and currency translations	(21,570)	15,161	(691,852)	408,007	(872,616)	510,037	(2,508,429)	4,271,767	(1,610,909)	588,042	(441,321)	284,290
Net (decrease) increase in net assets resulting from operations	(18,331)	21,797	(459,331)	583,496	(748,392)	723,359	(1,028,106)	4,499,657	(1,360,325)	689,918	(347,166)	358,331
Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(191)	(216)	(21,349)	(19,112)	(13,077)	(12,806)	(69,488)	(69,058)	(74,656)	(72,483)	(17,417)	(11,697)
Class 2	(882)	(1,057)	(51,249)	(59,393)	(38,284)	(48,449)	(112,195)	(130,885)	(104,617)	(127,233)	(26,091)	(24,674)
Class 3	-	-	-	-	-	-	(1,419)	(1,652)	(910)	(1,222)	-	-
Total dividends from net investment income	(1,073)	(1,273)	(72,598)	(78,505)	(51,361)	(61,255)	(183,102)	(201,595)	(180,183)	(200,938)	(43,508)	(36,371)
Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	-	-	-	-	-	-	-	-	-	-	-	-
Class 2	-	-	-	-	-	-	-	-	-	-	-	-
Class 3	-	-	-	-	-	-	-	-	-	-	-	-
Long-term net realized gains:
Class 1	-	-	-	-	-	-	-	-	-	-	-	-
Class 2	-	-	-	-	-	-	-	-	-	-	-	-
Class 3	-	-	-	-	-	-	-	-	-	-	-	-
Total distributions from net realized gain on investments	-	-	-	-	-	-	-	-	-	-	-	-
Total dividends and distributions paid to shareholders	(1,073)	(1,273)	(72,598)	(78,505)	(51,361)	(61,255)	(183,102)	(201,595)	(180,183)	(200,938)	(43,508)	(36,371)
Capital share transactions:
Class 1:
Proceeds from initial capitalization	-	-	-	-	-	-	-	-	-	-	-	-
Proceeds from shares sold	4,509	2,700	292,157	168,608	260,759	178,618	1,455,614	995,029	733,782	729,575	282,080	246,626
Proceeds from reinvestment of dividends and distributions	191	216	21,349	19,112	13,077	12,806	69,488	69,058	74,656	72,483	17,417	11,697
Cost of shares repurchased	(5,708)	(5,109)	(126,381)	(111,278)	(112,847)	(107,308)	(1,739,435)	(818,229)	(401,623)	(341,517)	(108,841)	(75,453)
Net (decrease) increase from Class 1 transactions	(1,008)	(2,193)	187,125	76,442	160,989	84,116	(214,333)	245,858	406,815	460,541	190,656	182,870
Class 2:
Proceeds from initial capitalization	-	-	-	-	-	-	-	-	-	-	-	-
Proceeds from shares sold	31,034	33,925	126,562	196,550	190,502	236,754	377,625	580,610	261,585	440,589	77,973	150,855
Proceeds from reinvestment of dividends and distributions	882	1,057	51,249	59,393	38,284	48,449	112,195	130,885	104,617	127,233	26,091	24,674
Cost of shares repurchased	(29,592)	(28,371)	(555,330)	(439,951)	(352,259)	(306,103)	(2,853,936)	(2,078,003)	(822,667)	(671,643)	(241,474)	(159,071)
Net increase (decrease) from Class 2 transactions	2,324	6,611	(377,519)	(184,008)	(123,473)	(20,900)	(2,364,116)	(1,366,508)	(456,465)	(103,821)	(137,410)	16,458
Class 3:
Proceeds from shares sold	-	-	-	-	-	-	3,187	1,539	600	581	-	-
Proceeds from reinvestment of dividends and distributions	-	-	-	-	-	-	1,419	1,652	910	1,222	-	-
Cost of shares repurchased	-	-	-	-	-	-	(37,540)	(38,101)	(10,300)	(11,636)	-	-
Net decrease from Class 3 transactions	-	-	-	-	-	-	(32,934)	(34,910)	(8,790)	(9,833)	-	-
Net increase (decrease) in net assets resulting from capital share transactions	1,316	4,418	(190,394)	(107,566)	37,516	63,216	(2,611,383)	(1,155,560)	(58,440)	346,887	53,246	199,328
Total (decrease) increase in net assets	(18,088)	24,942	(722,323)	397,425	(762,237)	725,320	(3,822,591)	3,142,502	(1,598,948)	835,867	(337,428)	521,288
Net assets:
Beginning of period	247,560	222,618	5,534,720	5,137,295	4,006,925	3,281,605	28,138,584	24,996,082	10,165,956	9,330,089	2,513,424	1,992,136
End of period	$229,472	$247,560	$4,812,397	$5,534,720	$3,244,688	$4,006,925	$24,315,993	$28,138,584	$8,567,008	$10,165,956	$2,175,996	$2,513,424
Undistributed (distributions in excess of) net investment income	$204	$186	$(9,228)	$1,357	$(4,530)	$(12,078)	$41,249	$55,582	$(28,097)	$(29,678)	$(12,009)	$(3,254)
Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	-	-	-	-	-	-	-	-	-	-	-	-
Shares sold	360	236	13,872	8,513	13,074	9,226	26,314	20,478	42,357	43,513	12,763	11,486
Shares issued on reinvestment of dividends and distributions	17	18	1,111	925	656	673	1,339	1,317	4,942	4,232	874	529
Shares repurchased	(475)	(463)	(5,879)	(5,588)	(5,493)	(5,681)	(31,294)	(16,869)	(22,899)	(20,349)	(4,907)	(3,665)
Net (decrease) increase in shares outstanding	(98)	(209)	9,104	3,850	8,237	4,218	(3,641)	4,926	24,400	27,396	8,730	8,350
Class 2:
Shares issued from initial capitalization	-	-	-	-	-	-	-	-	-	-	-	-
Shares sold	2,518	2,989	6,147	10,150	9,954	12,618	6,924	12,106	15,757	26,435	3,627	7,157
Shares issued on reinvestment of dividends and distributions	78	88	2,670	2,903	1,881	2,625	2,158	2,527	6,932	7,486	1,308	1,135
Shares repurchased	(2,441)	(2,585)	(26,120)	(22,732)	(17,409)	(16,786)	(51,994)	(43,362)	(47,098)	(40,562)	(10,997)	(8,033)
Net increase (decrease) in shares outstanding	155	492	(17,303)	(9,679)	(5,574)	(1,543)	(42,912)	(28,729)	(24,409)	(6,641)	(6,062)	259
Class 3:
Shares sold	-	-	-	-	-	-	58	31	33	35	-	-
Shares issued on reinvestment of dividends and distributions	-	-	-	-	-	-	27	32	60	72	-	-
Shares repurchased	-	-	-	-	-	-	(689)	(792)	(602)	(701)	-	-
Net decrease in shares outstanding	-	-	-	-	-	-	(604)	(729)	(509)	(594)	-	-

Statements of changes in net assets

	Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth-Income Fund		International Growth and Income Fund		Asset Allocation Fund		Global Balanced Fund
	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2010	Period ended December 31, 2011*

Operations:
Net investment income (loss)	$82,473	$73,478	$57,228	$48,658	$391,142	$388,541	$6,769	$4,018	$236,655	$218,655	$716
Net realized gain (loss) on investments, forward currency contracts and currency transactions	47,848	95,436	64,461	(6,102)	778,600	(964,931)	(11,416)	5,977	445,247	13,845	(431)
Net unrealized (depreciation) appreciation on investments, forward currency contracts and currency translations	(171,752)	306,280	(227,677)	196,773	(1,540,187)	3,325,354	(16,749)	5,143	(525,185)	992,916	(2,661)
Net (decrease) increase in net assets resulting from operations	(41,431)	475,194	(105,988)	239,329	(370,445)	2,748,964	(21,396)	15,138	156,717	1,225,416	(2,376)
Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(19,601)	(11,550)	(4,976)	(4,464)	(177,601)	(147,491)	(1,102)	(670)	(126,587)	(105,937)	(180)
Class 2	(60,348)	(59,444)	(52,341)	(51,180)	(216,185)	(231,495)	(5,850)	(3,427)	(100,376)	(106,195)	(386)
Class 3	-	-	-	-	(2,942)	(3,023)	-	-	(755)	(837)	-
Total dividends from net investment income	(79,949)	(70,994)	(57,317)	(55,644)	(396,728)	(382,009)	(6,952)	(4,097)	(227,718)	(212,969)	(566)
Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	-	-	-	-	-	-	(56)	(269)	-	-	-
Class 2	-	-	-	-	-	-	(302)	(1,448)	-	-	-
Class 3	-	-	-	-	-	-	-	-	-	-	-
Long-term net realized gains:
Class 1	-	-	-	-	-	-	(204)	(535)	-	-	-
Class 2	-	-	-	-	-	-	(1,104)	(2,988)	-	-	-
Class 3	-	-	-	-	-	-	-	-	-	-	-
Total distributions from net realized gain on investments	-	-	-	-	-	-	(1,666)	(5,240)	-	-	-
Total dividends and distributions paid to shareholders	(79,949)	(70,994)	(57,317)	(55,644)	(396,728)	(382,009)	(8,618)	(9,337)	(227,718)	(212,969)	(566)
Capital share transactions:
Class 1:
Proceeds from initial capitalization	-	-	-	-	-	-	-	-	-	-	29,990
Proceeds from shares sold	457,400	238,286	24,368	13,258	2,301,709	1,414,619	11,112	6,188	990,218	799,855	-
Proceeds from reinvestment of dividends and distributions	19,601	11,550	4,976	4,464	177,601	147,491	1,362	1,474	126,587	105,937	180
Cost of shares repurchased	(129,524)	(41,730)	(25,399)	(20,704)	(2,024,087)	(1,185,744)	(5,348)	(3,525)	(372,456)	(294,163)	-
Net (decrease) increase from Class 1 transactions	347,477	208,106	3,945	(2,982)	455,223	376,366	7,126	4,137	744,349	611,629	30,170
Class 2:
Proceeds from initial capitalization	-	-	-	-	-	-	-	-	-	-	10
Proceeds from shares sold	87,090	181,120	75,640	142,223	225,436	434,546	47,484	74,639	161,946	169,301	74,155
Proceeds from reinvestment of dividends and distributions	60,348	59,444	52,341	51,180	216,185	231,495	7,256	7,863	100,376	106,195	386
Cost of shares repurchased	(392,846)	(253,803)	(269,548)	(184,508)	(3,443,264)	(1,713,835)	(10,317)	(7,129)	(776,979)	(659,114)	(1,989)
Net increase (decrease) from Class 2 transactions	(245,408)	(13,239)	(141,567)	8,895	(3,001,643)	(1,047,794)	44,423	75,373	(514,657)	(383,618)	72,562
Class 3:
Proceeds from shares sold	-	-	-	-	611	407	-	-	1,486	1,694	-
Proceeds from reinvestment of dividends and distributions	-	-	-	-	2,942	3,023	-	-	755	837	-
Cost of shares repurchased	-	-	-	-	(33,765)	(38,822)	-	-	(8,524)	(6,363)	-
Net decrease from Class 3 transactions	-	-	-	-	(30,212)	(35,392)	-	-	(6,283)	(3,832)	-
Net increase (decrease) in net assets resulting from capital share transactions	102,069	194,867	(137,622)	5,913	(2,576,632)	(706,820)	51,549	79,510	223,409	224,179	102,732
Total (decrease) increase in net assets	(19,311)	599,067	(300,927)	189,598	(3,343,805)	1,660,135	21,535	85,311	152,408	1,236,626	99,790
Net assets:
Beginning of period	4,351,380	3,752,313	2,300,918	2,111,320	26,246,828	24,586,693	212,043	126,732	10,968,230	9,731,604	-
End of period	$4,332,069	$4,351,380	$1,999,991	$2,300,918	$22,903,023	$26,246,828	$233,578	$212,043	$11,120,638	$10,968,230	$99,790
Undistributed (distributions in excess of) net investment income	$15,329	$12,808	$1,589	$2,066	$75,243	$73,310	$(431)	$(235)	$54,622	$43,508	$(21)
Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	-	-	-	-	-	-	-	-	-	-	2,999
Shares sold	49,552	27,726	2,466	1,425	66,580	44,685	733	417	59,877	52,906	-
Shares issued on reinvestment of dividends and distributions	2,244	1,277	547	471	5,467	4,414	102	98	7,976	6,673	20
Shares repurchased	(14,425)	(4,849)	(2,639)	(2,312)	(58,504)	(36,772)	(372)	(252)	(22,565)	(19,549)	-
Net (decrease) increase in shares outstanding	37,371	24,154	374	(416)	13,543	12,327	463	263	45,288	40,030	3,019
Class 2:
Shares issued from initial capitalization	-	-	-	-	-	-	-	-	-	-	1
Shares sold	9,574	21,403	7,766	15,511	6,631	13,927	3,211	5,142	9,848	11,268	7,826
Shares issued on reinvestment of dividends and distributions	6,956	6,645	5,765	5,411	6,690	6,983	546	524	6,358	6,747	42
Shares repurchased	(42,812)	(30,000)	(27,720)	(20,424)	(99,771)	(54,413)	(691)	(501)	(47,378)	(44,133)	(215)
Net increase (decrease) in shares outstanding	(26,282)	(1,952)	(14,189)	498	(86,450)	(33,503)	3,066	5,165	(31,172)	(26,118)	7,654
Class 3:
Shares sold	-	-	-	-	18	13	-	-	89	112	-
Shares issued on reinvestment of dividends and distributions	-	-	-	-	90	90	-	-	48	53	-
Shares repurchased	-	-	-	-	(985)	(1,230)	-	-	(518)	(420)	-
Net decrease in shares outstanding	-	-	-	-	(877)	(1,127)	-	-	(381)	(255)	-

Statements of changes in net assets
										(dollars and shares in thousands)

	Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund	U.S. Government/AAA-Rated Securities Fund		Cash Management Fund
	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2010	Period ended December 31, 2011*	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2010

Operations:
Net investment income (loss)	$277,991	$268,247	$59,362	$51,216	$147,342	$143,466	$(8)	$63,410	$59,630	$(2,667)	$(2,570)
Net realized gain (loss) on investments, forward currency contracts and currency transactions	226,664	218,712	36,590	13,242	57,433	22,951	1,055	116,429	93,210	-	-
Net unrealized (depreciation) appreciation on investments, forward currency contracts and currency translations	111,166	82,335	(7,482)	13,306	(165,107)	87,663	654	101,161	8,856	(6)	27
Net (decrease) increase in net assets resulting from operations	615,821	569,294	88,470	77,764	39,668	254,080	1,701	281,000	161,696	(2,673)	(2,543)
Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(144,664)	(146,872)	(17,761)	(9,092)	(62,902)	(55,554)	(62)	(35,338)	(28,379)	-	-
Class 2	(149,774)	(153,261)	(45,443)	(42,020)	(83,842)	(82,568)	(8)	(35,137)	(34,314)	-	-
Class 3	-	-	-	-	(1,593)	(1,669)	-	(425)	(478)	-	-
Total dividends from net investment income	(294,438)	(300,133)	(63,204)	(51,112)	(148,337)	(139,791)	(70)	(70,900)	(63,171)	-	-
Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	-	-	(196)	-	-	-	(493)	(26,153)	(5,703)	-	-
Class 2	-	-	(676)	-	-	-	(194)	(29,522)	(8,206)	-	-
Class 3	-	-	-	-	-	-	-	(336)	(128)	-	-
Long-term net realized gains:
Class 1	-	-	(2,360)	-	-	-	-	(15,498)	-	-	-
Class 2	-	-	(8,107)	-	-	-	-	(17,494)	-	-	-
Class 3	-	-	-	-	-	-	-	(200)	-	-	-
Total distributions from net realized gain on investments	-	-	(11,339)	-	-	-	(687)	(89,203)	(14,037)	-	-
Total dividends and distributions paid to shareholders	(294,438)	(300,133)	(74,543)	(51,112)	(148,337)	(139,791)	(757)	(160,103)	(77,208)	-	-
Capital share transactions:
Class 1:
Proceeds from initial capitalization	-	-	-	-	-	-	9,990	-	-	-	-
Proceeds from shares sold	909,847	1,180,204	349,922	171,837	101,737	206,426	43,900	396,185	550,594	39,488	43,975
Proceeds from reinvestment of dividends and distributions	144,664	146,872	20,317	9,092	62,902	55,554	555	76,989	34,082	-	-
Cost of shares repurchased	(1,637,395)	(453,635)	(74,136)	(20,645)	(100,355)	(171,268)	(453)	(238,468)	(124,527)	(47,462)	(65,413)
Net (decrease) increase from Class 1 transactions	(582,884)	873,441	296,103	160,284	64,284	90,712	53,992	234,706	460,149	(7,974)	(21,438)
Class 2:
Proceeds from initial capitalization	-	-	-	-	-	-	10	-	-	-	-
Proceeds from shares sold	290,995	569,256	264,743	314,902	125,080	137,965	22,509	149,648	416,785	325,889	224,764
Proceeds from reinvestment of dividends and distributions	149,774	153,261	54,226	42,020	83,842	82,568	202	82,153	42,520	-	-
Cost of shares repurchased	(683,249)	(433,110)	(193,151)	(86,900)	(224,964)	(211,243)	(1,102)	(250,644)	(111,733)	(315,311)	(364,137)
Net increase (decrease) from Class 2 transactions	(242,480)	289,407	125,818	270,022	(16,042)	9,290	21,619	(18,843)	347,572	10,578	(139,373)
Class 3:
Proceeds from shares sold	-	-	-	-	4,922	6,160	-	4,249	4,021	11,928	11,110
Proceeds from reinvestment of dividends and distributions	-	-	-	-	1,593	1,669	-	961	606	-	-
Cost of shares repurchased	-	-	-	-	(8,071)	(9,925)	-	(8,204)	(6,859)	(13,416)	(15,157)
Net decrease from Class 3 transactions	-	-	-	-	(1,556)	(2,096)	-	(2,994)	(2,232)	(1,488)	(4,047)
Net increase (decrease) in net assets resulting from capital share transactions	(825,364)	1,162,848	421,921	430,306	46,686	97,906	75,611	212,869	805,489	1,116	(164,858)
Total (decrease) increase in net assets	(503,981)	1,432,009	435,848	456,958	(61,983)	212,195	76,555	333,766	889,977	(1,557)	(167,401)
Net assets:
Beginning of period	9,842,154	8,410,145	1,821,774	1,364,816	1,933,736	1,721,541	-	3,476,919	2,586,942	618,414	785,815
End of period	$9,338,173	$9,842,154	$2,257,622	$1,821,774	$1,871,753	$1,933,736	$76,555	$3,810,685	$3,476,919	$616,857	$618,414
Undistributed (distributions in excess of) net investment income	$41,435	$48,000	$14,995	$8,271	$22,413	$22,697	$- (†)	$9,324	$9,697	$(14)	$(14)
Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	-	-	-	-	-	-	999	-	-	-	-
Shares sold	83,574	109,614	28,575	14,447	8,888	18,595	4,279	31,215	43,646	3,470	3,858
Shares issued on reinvestment of dividends and distributions	13,182	13,882	1,696	783	5,926	5,027	53	6,037	2,725	-	-
Shares repurchased	(147,575)	(41,890)	(6,021)	(1,747)	(8,824)	(15,457)	(44)	(18,490)	(9,893)	(4,170)	(5,740)
Net (decrease) increase in shares outstanding	(50,819)	81,606	24,250	13,483	5,990	8,165	5,287	18,762	36,478	(700)	(1,882)
Class 2:
Shares issued from initial capitalization	-	-	-	-	-	-	1	-	-	-	-
Shares sold	26,930	53,423	21,848	26,666	11,138	12,555	2,185	11,792	33,195	28,960	19,889
Shares issued on reinvestment of dividends and distributions	13,786	14,637	4,539	3,636	7,981	7,554	20	6,506	3,427	-	-
Shares repurchased	(63,002)	(40,594)	(15,857)	(7,466)	(20,022)	(19,369)	(107)	(19,741)	(8,930)	(28,025)	(32,228)
Net increase (decrease) in shares outstanding	(22,286)	27,466	10,530	22,836	(903)	740	2,099	(1,443)	27,692	935	(12,339)
Class 3:
Shares sold	-	-	-	-	437	555	-	330	318	1,053	978
Shares issued on reinvestment of dividends and distributions	-	-	-	-	150	151	-	75	48	-	-
Shares repurchased	-	-	-	-	(708)	(901)	-	(642)	(542)	(1,185)	(1,334)
Net decrease in shares outstanding	-	-	-	-	(121)	(195)	-	(237)	(176)	(132)	(356)

(*)For the period May 2, 2011, commencement of operations, through December 31, 2011.
(†)Amount less than one thousand.

See Notes to Financial Statements

Notes to financial statements

1.	Organization
American Funds Insurance Series (the "Series") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 18 different funds (the “funds”). In 2009, shareholders approved a proposal to reorganize the Series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in 2012; however, the Series reserves the right to delay the implementation.

The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives and the principal strategies the funds use to achieve these objectives are as follows:

Global Discovery Fund
Seeks long-term growth of capital by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy.

Global Growth Fund	Seeks long-term growth of capital through investments in common stocks of companies located around the world.
Global Small Capitalization Fund	Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.
Growth Fund	Seeks to invest in a wide range of companies that appear to offer superior opportunities for growth of capital.
International Fund	Seeks long-term growth of capital through investments in common stocks of companies located around the world.
New World Fund	Seeks long-term capital appreciation by investing in common stocks and bonds with significant exposure to countries that have developing economies and/or markets.
Blue Chip Income and Growth Fund
Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through investments in quality common stocks.

Global Growth and Income Fund	Seeks long-term growth of capital while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.
Growth-Income Fund	Seeks long-term growth of capital and income by investing in common stocks or other securities of companies located in the U.S. and around the world.
International Growth and Income Fund
Seeks to provide long-term growth of capital and current income by investing primarily in the stocks of larger, well-established companies outside the U.S., including countries that have developing economies and/or markets.

Asset Allocation Fund	Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing primarily in common stocks and fixed-income securities.
Global Balanced Fund	Seeks long-term growth of capital, conservation of principal and current income by investing in equity and debt securities around the world.
Bond Fund	Seeks a high level of current income as is consistent with preservation of capital by investing primarily in bonds.
Global Bond Fund	Seeks a high level of total return consistent with prudent investment management by investing primarily in a global portfolio of investment-grade bonds.
High-Income Bond Fund	Seeks a high level of current income and, secondarily, capital appreciation through a diversified portfolio consisting primarily of lower rated, higher risk corporate bonds.
Mortgage Fund	Seeks to provide current income and preservation of capital by investing primarily in mortgage-related securities.
U.S. Government/AAA-Rated Securities Fund
Seeks to provide a high level of current income consistent with preservation of capital by investing primarily in securities guaranteed or sponsored by the U.S. government and the highest quality corporate bonds.

Cash Management Fund	Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

Each fund in the Series offers two or three share classes (Classes 1, 2 and 3). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies
The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations –Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.

Dividends and distributions to shareholders –Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Mortgage dollar rolls – The funds may enter into mortgage dollar roll transactions in which a fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds' portfolio turnover rates.

Loan transactions – The funds may enter into loan transactions in which a fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

3.	Valuation
The funds’ investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The funds generally determine the net asset values of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The funds use the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the Series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The funds classify their assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of December 31, 2011, and reconcile the valuation of the funds’ Level 3 investment securities and related transactions, if any, during the year ended December 31, 2011 (dollars in thousands):

Global Discovery Fund

Level classification	Level 1	Level 2		Level 3	Total
Investment securities:
Common stocks:
Information technology	$44,575	$3,681	*	$-	$48,256
Consumer discretionary	27,533	-		5,551	33,084
Health care	28,634	-		-	28,634
Financials	24,196	-		-	24,196
Industrials	12,668	1,433	*	-	14,101
Utilities	11,805	-		-	11,805
Telecommunication services	7,381	530	*	-	7,911
Materials	4,256	-		-	4,256
Other	2,153	-		-	2,153
Miscellaneous	9,708	-		-	9,708
Convertible securities	277	91		-	368
Bonds, notes & other debt instruments	-	15,368		-	15,368
Short-term securities	-	29,226		-	29,226
Total	$173,186	$50,329		$5,551	$229,066

(*) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $5,644,000 of investment securities were classified as Level 2 instead of Level 1.

Level 3 reconciliation	Beginning value at 1/1/2011	Unrealized appreciation(†)	Ending value at 12/31/2011
Investment securities	$2,500	$3,051	$5,551

Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2011 (dollars in thousands)(†):			$3,051

(†) Net unrealized appreciation is included in the related amounts on investments in the statement of operations.

Global Growth Fund

Level classification	Level 1	Level 2		Level 3	Total
Investment securities:
Common stocks:
Consumer discretionary	$749,464	$26,881	*	$1,234	$777,579
Information technology	618,074	60,782	*	-	678,856
Financials	608,617	9,171	*	-	617,788
Health care	557,163	-		-	557,163
Consumer staples	546,403	-		-	546,403
Industrials	390,972	-		-	390,972
Energy	380,507	-		-	380,507
Materials	245,596	-		-	245,596
Telecommunication services	192,002	-		-	192,002
Utilities	55,819	-		-	55,819
Miscellaneous	53,741	-		-	53,741
Short-term securities	-	317,107		-	317,107
Total	$4,398,358	$413,941		$1,234	$4,813,533

(*) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $96,834,000 of investment securities were classified as Level 2 instead of Level 1.

Level 3 reconciliation	Beginning value at 1/1/2011	Unrealized depreciation(†)	Ending value at 12/31/2011
Investment securities	$1,342	$(108)	$1,234

Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2011 (dollars in thousands)(†):			$(108)

(†) Net unrealized depreciation is included in the related amounts on investments in the statement of operations.

Global Small Capitalization Fund

Level classification	Level 1	Level 2		Level 3	Total
Investment securities:
Common stocks:
Consumer discretionary	$476,304	$50,783	(1)	$20	$527,107
Industrials	296,665	78,965	(1)	-	375,630
Information technology	334,087	-		1,885	335,972
Health care	291,337	-		-	291,337
Materials	218,148	20,010	(1)	4,115	242,273
Energy	220,103	-		-	220,103
Financials	148,680	8,706	(1)	2,000	159,386
Utilities	95,992	-		-	95,992
Other	100,325	14,141	(1)	-	114,466
Miscellaneous	153,612	1,123	(1)	-	154,735
Preferred securities	2,817	-		-	2,817
Rights & warrants	484	482		5	971
Convertible securities	1,110	3,733		1,295	6,138
Bonds, notes & other debt instruments	-	134,100		-	134,100
Short-term securities	-	558,508		-	558,508
Total	$2,339,664	$870,551		$9,320	$3,219,535

(1) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $171,720,000 of investment securities were classified as Level 2 instead of Level 1.

Forward currency contracts (2):	Level 1	Level 2	Level 3	Total
Unrealized depreciation on open forward currency contracts	$-	$(100)	$-	$(100)

(2) Forward currency contracts are not included in the investment portfolio.

Level 3 reconciliation	Beginning value at 1/1/2011	Transfers into Level 3(3)	Purchases	Sales	Net realized gain(4)	Unrealized depreciation(4)	Transfers out of Level 3(3)	Ending value at 12/31/2011
Investment securities	$5,570	$20,218	$2,497	$(2)	$1	$(16,769)	$(2,195)	$9,320

Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2011 (dollars in thousands)(4):								$(16,343)

(3) Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
(4) Net realized gain and unrealized depreciation are included in the related amounts on investments in the statement of operations.

Growth Fund

Level classification	Level 1	Level 2		Level 3	Total
Investment securities:
Common stocks:
Consumer discretionary	$4,414,842	$-		$88,816	$4,503,658
Information technology	3,546,784	68,793	(1)	4,846	3,620,423
Energy	3,017,050	-		58,530	3,075,580
Financials	2,927,228	-		25,529	2,952,757
Health care	2,194,964	-		24,166	2,219,130
Industrials	1,994,382	-		-	1,994,382
Materials	1,924,964	-		-	1,924,964
Consumer staples	894,027	74,922	(1)	-	968,949
Telecommunication services	342,271	-		-	342,271
Utilities	14,868	-		25,171	40,039
Miscellaneous	135,647	-		-	135,647
Short-term securities	-	2,563,644		-	2,563,644
Total	$21,407,027	$2,707,359		$227,058	$24,341,444

(1) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $143,715,000 of investment securities were classified as Level 2 instead of Level 1.

Level 3 reconciliation	Beginning value at 1/1/2011	Transfers into Level 3(2)	Purchases	Sales	Net realized loss(3)	Unrealized appreciation(3)	Transfers out of Level 3(2)	Ending value at 12/31/2011
Investment securities	$192,347	$20,612	$78,324	$(24,330)	$(332)	$44,106	$(83,669)	$227,058

Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2011 (dollars in thousands)(3):								$43,774

(2) Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
(3) Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.

International Fund

Level classification	Level 1	Level 2		Level 3	Total
Investment securities:
Common stocks:
Financials	$1,146,508	$85,273	(1)	$-	$1,231,781
Health care	1,030,479	-		-	1,030,479
Industrials	917,424	45,569	(1)	-	962,993
Consumer discretionary	789,564	142,524	(1)	6,284	938,372
Information technology	660,152	256,168	(1)	-	916,320
Consumer staples	771,542	14,207		-	785,749
Telecommunication services	566,945	40,130	(1)	-	607,075
Materials	502,758	22,654	(1)	-	525,412
Energy	451,321	-		-	451,321
Utilities	235,679	-		-	235,679
Miscellaneous	56,590	836	(1)	-	57,426
Bonds, notes & other debt instruments	-	13,621		-	13,621
Short-term securities	-	803,798		-	803,798
Total	$7,128,962	$1,424,780		$6,284	$8,560,026

(1) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $593,154,000 of investment securities were classified as Level 2 instead of Level 1.

Forward currency contracts (2):	Level 1	Level 2	Level 3	Total
Unrealized depreciation on open forward currency contracts	$-	$(37)	$-	$(37)

(2) Forward currency contracts are not included in the investment portfolio.

Level 3 reconciliation	Beginning value at 1/1/2011	Unrealized depreciation(3)	Ending value at 12/31/2011
Investment securities	$6,835	$(551)	$6,284

Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2011 (dollars in thousands)(3):			$(551)

(3) Net unrealized depreciation is included in the related amounts on investments in the statement of operations.

New World Fund

Level classification	Level 1	Level 2		Level 3	Total
Investment securities:
Common stocks:
Consumer staples	$349,865	$-		$-	$349,865
Consumer discretionary	228,270	4,586	*	-	232,856
Health care	193,816	16,442	*	-	210,258
Financials	161,711	14,232	*	-	175,943
Energy	143,027	-		-	143,027
Information technology	99,854	43,002	*	-	142,856
Materials	122,757	6,619	*	-	129,376
Industrials	119,666	-		-	119,666
Telecommunication services	100,130	-		-	100,130
Utilities	35,494	-		-	35,494
Miscellaneous	58,141	-		-	58,141
Bonds, notes & other debt instruments:
Bonds & notes of governments outside the U.S.	-	179,812		-	179,812
Other	-	34,571		-	34,571
Short-term securities	-	260,232		-	260,232
Total	$1,612,731	$559,496		$-	$2,172,227

(*) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $81,099,000 of investment securities were classified as Level 2 instead of Level 1.

Forward currency contracts(†):	Level 1	Level 2		Level 3	Total
Unrealized appreciation on open forward currency contracts	$-	$36		$-	$36

(†) Forward currency contracts are not included in the investment portfolio.

Blue Chip Income and Growth Fund

Level classification	Level 1	Level 2	Level 3	Total
Investment securities:
Common stocks:
Information technology	$822,214	$-	$-	$822,214
Industrials	586,501	-	-	586,501
Consumer staples	528,643	-	-	528,643
Energy	444,243	-	-	444,243
Health care	389,292	-	-	389,292
Consumer discretionary	374,143	-	-	374,143
Financials	347,359	-	-	347,359
Telecommunication services	222,095	-	-	222,095
Materials	133,778	-	-	133,778
Utilities	82,371	-	-	82,371
Miscellaneous	67,812	-	-	67,812
Convertible securities	38,531	-	-	38,531
Short-term securities	-	296,138	-	296,138
Total	$4,036,982	$296,138	$-	$4,333,120

Global Growth and Income Fund

Level classification	Level 1	Level 2		Level 3	Total
Investment securities:
Common stocks:
Financials	$271,798	$-		$1,050	$272,848
Consumer discretionary	263,987	-		-	263,987
Industrials	210,015	-		-	210,015
Consumer staples	203,521	-		-	203,521
Materials	202,380	-		-	202,380
Telecommunication services	202,236	-		-	202,236
Information technology	157,281	13,022	*	-	170,303
Health care	137,410	-		-	137,410
Energy	130,492	-		-	130,492
Utilities	57,557	-		-	57,557
Miscellaneous	14,761	-		-	14,761
Convertible securities	-	9,998		680	10,678
Bonds, notes & other debt instruments	-	26,573		-	26,573
Short-term securities	-	88,144		-	88,144
Total	$1,851,438	$137,737		$1,730	$1,990,905

(*) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $13,022,000 of investment securities were classified as Level 2 instead of Level 1.

Level 3 reconciliation	Beginning value at 1/1/2011	Unrealized depreciation(†)	Ending value at 12/31/2011
Investment securities	$2,789	$(1,059)	$1,730

Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2011 (dollars in thousands)(†):			$(1,059)

(†) Net unrealized depreciation is included in the related amounts on investments in the statement of operations.

Growth-Income Fund

Level classification	Level 1	Level 2		Level 3	Total
Investment securities:
Common stocks:
Information technology	$3,849,048	$-		$-	$3,849,048
Consumer discretionary	3,178,027	-		-	3,178,027
Industrials	2,991,958	-		-	2,991,958
Energy	2,164,141	-		-	2,164,141
Health care	2,068,960	-		-	2,068,960
Consumer staples	1,787,372	-		-	1,787,372
Financials	1,162,159	-		-	1,162,159
Materials	1,132,867	-		-	1,132,867
Telecommunication services	936,822	-		-	936,822
Utilities	361,078	-		-	361,078
Miscellaneous	506,029	35,892	*	-	541,921
Preferred securities	-	15,431		-	15,431
Rights & warrants	1,548	-		-	1,548
Convertible securities	48,074	21,938		-	70,012
Bonds, notes & other debt instruments	-	59,575		-	59,575
Short-term securities	-	2,668,938		-	2,668,938
Total	$20,188,083	$2,801,774		$-	$22,989,857

(*) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $35,892,000 of investment securities were classified as Level 2 instead of Level 1.

International Growth and Income Fund

Level classification	Level 1	Level 2		Level 3	Total
Investment securities:
Common stocks:
Consumer staples	$36,645	$-		$-	$36,645
Consumer discretionary	25,218	511	*	-	25,729
Utilities	22,110	-		-	22,110
Telecommunication services	20,863	483	*	-	21,346
Industrials	19,741	-		-	19,741
Financials	19,293	-		-	19,293
Health care	14,794	-		-	14,794
Information technology	13,300	1,012	*	-	14,312
Energy	13,719	-		-	13,719
Materials	12,681	283	*	-	12,964
Bonds, notes & other debt instruments	-	12,191		-	12,191
Short-term securities	-	20,196		-	20,196
Total	$198,364	$34,676		$-	$233,040

(*) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $2,289,000 of investment securities were classified as Level 2 instead of Level 1.

Asset Allocation Fund

Level classification	Level 1	Level 2		Level 3	Total
Investment securities:
Common stocks:
Information technology	$1,177,498	$-		$-	$1,177,498
Energy	1,105,482	-		-	1,105,482
Consumer discretionary	1,100,372	4,251		-	1,104,623
Financials	1,045,765	-		-	1,045,765
Health care	1,000,393	-		-	1,000,393
Industrials	738,343	-		3	738,346
Materials	667,707	-		-	667,707
Consumer staples	588,995	-		-	588,995
Telecommunication services	246,746	-		-	246,746
Utilities	164,407	-		-	164,407
Miscellaneous	389,545	90,190	(1)	-	479,735
Rights & warrants	-	611		5	616
Convertible securities	-	3,138		-	3,138
Bonds, notes & other debt instruments:
Bonds & notes of U.S. government & government agencies	-	820,641		-	820,641
Mortgage-backed obligations	-	589,914		1,379	591,293
Corporate bonds & notes	-	566,775		13,284	580,059
Other	-	375,243		-	375,243
Short-term securities	-	433,593		-	433,593
Total	$8,225,253	$2,884,356		$14,671	$11,124,280

(1) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $90,190,000 of investment securities were classified as Level 2 instead of Level 1.

Level 3 reconciliation	Beginning value at 1/1/2011	Transfers into Level 3(2)	Purchases	Sales	Net realized loss(3)	Unrealized depreciation(3)	Transfers out of Level 3(2)	Ending value at 12/31/2011
Investment securities	$7,162	$614	$16,458	$(8,023)	$(537)	$(957)	$(46)	$14,671

Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2011 (dollars in thousands)(3):								$(2,005)

(2) Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
(3) Net realized loss and unrealized depreciation are included in the related amounts on investments in the statement of operations.

Global Balanced Fund

Level classification	Level 1	Level 2		Level 3	Total
Investment securities:
Common stocks:
Industrials	$8,701	$-		$-	$8,701
Energy	6,344	-		-	6,344
Health care	6,222	-		-	6,222
Consumer staples	6,176	-		-	6,176
Information technology	5,639	423	*	-	6,062
Consumer discretionary	5,075	61	*	-	5,136
Materials	3,717	259		-	3,976
Telecommunication services	3,620	118	*	-	3,738
Financials	3,555	-		-	3,555
Utilities	1,430	-		-	1,430
Miscellaneous	3,802	-		-	3,802
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	-	16,922		-	16,922
Bonds & notes of U.S. government	-	6,240		-	6,240
Corporate bonds & notes	-	5,535		-	5,535
Mortgage-backed obligations	-	4,267		-	4,267
Short-term securities	-	17,247		-	17,247
Total	$54,281	$51,072		$-	$105,353

(*) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $602,000 of investment securities were classified as Level 2 instead of Level 1.

Forward currency contracts (†):	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$-	$75	$-	$75
Unrealized depreciation on open forward currency contracts	-	(1)	-	(1)
Total	$-	$74	$-	$74

(†) Forward currency contracts are not included in the investment portfolio.

Bond Fund

Level classification	Level 1	Level 2	Level 3	Total
Investment securities:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$-	$3,195,103	$1,809	$3,196,912
Bonds & notes of U.S. government & government agencies	-	2,523,004	-	2,523,004
Corporate bonds & notes	-	743,364	-	743,364
Other	-	2,402,342	3,042	2,405,384
Preferred securities	1,000	-	-	1,000
Common stocks	2	-	566	568
Rights & warrants	-	94	-	94
Short-term securities	-	1,205,705	-	1,205,705
Total	$1,002	$10,069,612	$5,417	$10,076,031

Forward currency contracts (1):	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$-	$1,851	$-	$1,851
Unrealized depreciation on open forward currency contracts	-	(463)	-	(463)
Total	$-	$1,388	$-	$1,388

(1) Forward currency contracts are not included in the investment portfolio.

Level 3 reconciliation	Beginning value at 1/1/2011	Transfers into Level 3(2)	Purchases	Sales	Net realized loss(3)	Unrealized depreciation(3)	Transfers out of Level 3(2)	Ending value at 12/31/2011
Investment securities	$2,934	$1,781	$3,050	$(1,830)	$(30)	$(402)	$(86)	$5,417

Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2011 (dollars in thousands)(3):								$(321)

(2) Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
(3) Net realized loss and unrealized depreciation are included in the related amounts on investments in the statement of operations.

Global Bond Fund

Level classification	Level 1	Level 2	Level 3	Total
Investment securities:
Bonds, notes & other debt instruments:
Euros	$-	$387,130	$-	$387,130
Japanese yen	-	318,377	-	318,377
South Korean won	-	80,047	-	80,047
British pounds	-	75,872	-	75,872
Mexican pesos	-	71,110	-	71,110
Malaysian ringgits	-	67,932	-	67,932
Polish zloty	-	44,999	-	44,999
Canadian dollars	-	40,152	-	40,152
Swedish kronor	-	33,776	-	33,776
U.S. dollars	-	895,118	1,286	896,404
Other currencies	-	122,343	-	122,343
Preferred securities	513	-	-	513
Common stocks	-	143	-	143
Rights & warrants	-	5	-	5
Short-term securities	-	128,656	-	128,656
Total	$513	$2,265,660	$1,286	$2,267,459

Forward currency contracts (1):	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$-	$5,817	$-	$5,817
Unrealized depreciation on open forward currency contracts	-	(910)	-	(910)
Total	$-	$4,907	$-	$4,907

(1) Forward currency contracts are not included in the investment portfolio.

Level 3 reconciliation	Beginning value at 1/1/2011	Purchases	Unrealized depreciation(2)	Transfers out of Level 3(3)	Ending value at 12/31/2011
Investment securities	$872	$437	$(22)	$(1)	$1,286

Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2011 (dollars in thousands)(2):					$(22)

(2) Net unrealized depreciation is included in the related amounts on investments in the statement of operations.
(3) Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

High-Income Bond Fund

Level classification	Level 1	Level 2	Level 3	Total
Investment securities:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$-	$1,669,364	$24,217	$1,693,581
Other	-	9,369	-	9,369
Convertible securities	-	8,466	-	8,466
Preferred securities	2,595	7,433	-	10,028
Common stocks	6,017	2,144	1,015	9,176
Rights & warrants	-	272	8	280
Short-term securities	-	104,235	-	104,235
Total	$8,612	$1,801,283	$25,240	$1,835,135

Forward currency contracts(1):	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$-	$449	$-	$449

(1) Forward currency contracts are not included in the investment portfolio.

Level 3 reconciliation	Beginning value at 1/1/2011	Transfers into Level 3(2)	Purchases	Sales	Net realized gain(3)	Unrealized depreciation(3)	Transfers out of Level 3(2)	Ending value at 12/31/2011
Investment securities	$15,440	$55	$28,754	$(14,800)	$14	$(4,121)	$(102)	$25,240

Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2011 (dollars in thousands)(3):								$(4,148)

(2)Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
(3)Net realized gain and unrealized depreciation are included in the related amounts on investments in the statement of operations.

Mortgage Fund

At December 31, 2011, all of the fund's investment securities were classified as Level 2.

U.S. Government/AAA-Rated Securities Fund

Level classification	Level 1	Level 2	Level 3	Total
Investment securities:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$-	$2,124,340	$-	$2,124,340
U.S. Treasury bonds & notes	-	944,681	-	944,681
Federal agency bonds & notes	-	520,332	-	520,332
Other	-	8,441	-	8,441
Short-term securities	-	830,614	-	830,614
Total	$-	$4,428,408	$-	$4,428,408

Level 3 reconciliation	Beginning value at 1/1/2011	Transfers into Level 3(*)	Sales	Transfers out of Level 3(*)	Ending value at 12/31/2011
Investment securities	$-	$736	$(38)	$(698)	$-

(*) Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Cash Management Fund

At December 31, 2011, all of the fund's investment securities were classified as Level 2.

4.	Risk factors
Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the funds.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the funds may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the funds invest.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging and developing countries.

Investing in emerging developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the funds having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in debt securities rated Ba1 and BB+ or below by Nationally Recognized Statistical Rating Organizations.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Currency — The prices of, and the income generated by, most debt securities held by the funds may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the funds’ securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related securities — Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the funds may have to reinvest the prepaid principal in lower yielding securities, thus reducing the funds’ income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the funds to invest the principal in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The funds may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. government.

Investing in money market securities — The value and liquidity of the securities held by the funds may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the funds could cause the values of these securities to decline.

Concentration — The funds may be subject to additional risks because they invest in a more limited group of sectors and industries than the broad market.

Asset allocation — The funds’ percentage allocation to equity securities, debt securities and money market instruments could cause the funds to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Non-diversification — As non-diversified funds, the funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding would adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions
Federal income taxation – Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2011, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2008. Global Balanced Fund and Mortgage Fund are not subject to examination by U.S. federal tax authorities for tax years before 2011, the year the funds commenced operations.

The funds are not subject to examination by state tax authorities for tax years before 2007. International Growth and Income Fund is not subject to examination by state tax authorities for tax years before 2008, the year the fund commenced operations. Global Balanced Fund and Mortgage Fund are not subject to examination by state tax authorities for tax years before 2011, the year the funds commenced operations.

The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, International Fund and New World Fund for tax years before 2004; Growth Fund for tax years before 2005; Global Growth and Income Fund for tax years before 2007; Growth-Income Fund for tax years before 2010; and Global Balanced Fund for tax years before 2011. All other funds are not subject to examination by tax authorities outside the U.S.

Non-U.S. taxation – Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to taxes in those countries. The funds record a liability based on unrealized gains to provide for potential taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; net operating losses; non-U.S. taxes on capital gains; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income and currency gains and distributions from short-term net realized gains, shown on the accompanying financial statements, are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains on the accompanying financial statements are considered long-term capital gain distributions for tax purposes.

As indicated in the tables below and on the following pages, 14 funds had capital loss carryforwards available at December 31, 2011. These will be used to offset any capital gains realized by the funds in future years through the expiration dates. Those funds will not make distributions from capital gains while capital loss carryforwards remain.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Additional tax basis disclosures are as follows:

					(dollars in thousands)

	Global	Global	Global Small
	Discovery	Growth	Capitalization	Growth	International	New World
	Fund	Fund	Fund	Fund	Fund	Fund
As of December 31, 2011:
Undistributed ordinary income	$208	$1,232	$42,063	$68,072	$5,374	$1,711
Late year ordinary loss deferral(*)	-	(3,861)	-	-	-	(1,998)
Undistributed long-term capital gain	-	-	-	-	-	-
Post-October capital loss deferral(*)	(1,184)	(4,035)	-	-	(55,455)	(3,217)
Capital loss carryforward:
No expiration	-	-	-	-	-	-
Expiring 2016	-		-	-	-	-
Expiring 2017	(22,556)	(687,769)	(354,503)	(3,345,036)	(1,057,173)	(59,199)
Expiring 2018	-	-	-	(12,099)	(84,504)	-
	$(22,556)	$(687,769)	$(354,503)	$(3,357,135)	$(1,141,677)	$(59,199)
Capital loss carryforwards utilized	$3,331	$174,154	$66,050	$1,284,058	$128,604	$62,727
Reclassification to (from) undistributed/distributions in excess of net investment income
from (to) accumulated net realized loss/undistributed net realized gain	$194	$(1,155)	$52,969	$(1,456)	$(721)	$(60)
Reclassification to accumulated net realized loss
from capital paid in on shares of beneficial interest	-	-	-	-	-	-
Reclassification to accumulated net investment loss
from capital paid in on shares of beneficial interest	-	-	-	-	-	-

Gross unrealized appreciation on investment securities	$33,510	$979,377	$539,586	$6,605,678	$1,306,025	$415,568
Gross unrealized depreciation on investment securities	(23,440)	(288,008)	(550,626)	(1,609,173)	(893,072)	(186,056)
Net unrealized appreciation (depreciation) on investment securities	$10,070	$691,369	$(11,040)	$4,996,505	$412,953	$229,512
Cost of investment securities	$218,996	$4,122,164	$3,230,575	$19,344,939	$8,147,073	$1,942,715

(*)This deferral is considered incurred in the subsequent year.
(†)For the period May 2, 2011, commencement of operations, through December 31, 2011.

					(dollars in thousands)

	Blue Chip	Global		International	Asset	Global
	Income and	Growth and	Growth-	Growth and	Allocation	Balanced
	Growth Fund	Income Fund	Income Fund	Income Fund	Fund	Fund (†)
As of December 31, 2011:
Undistributed ordinary income	$15,341	$11,232	$75,795	$-	$55,302	$57
Late year ordinary loss deferral(*)	-	-	-	(179)	(44)	-
Undistributed long-term capital gain	-	-	-	-	-	-
Post-October capital loss deferral(*)	(120,720)	(4,662)	-	-	(3,783)	-
Capital loss carryforward:
No expiration	-	-	-	(11,126)	-	(111)
Expiring 2016	(65,884)	(53,624)	-	-	-	-
Expiring 2017	(495,895)	(526,741)	(2,342,484)	-	(603,608)	-
Expiring 2018	-	(297)	(1,026,621)	-	(36,541)	-
	$(561,779)	$(580,662)	$(3,369,105)	$(11,126)	$(640,149)	$(111)
Capital loss carryforwards utilized	$168,571	$62,927	$772,097	$-	$446,255	$-
Reclassification to (from) undistributed/distributions in excess of net investment income
from (to) accumulated net realized loss/undistributed net realized gain	$(3)	$(388)	$7,519	$(13)	$2,177	$(171)
Reclassification to accumulated net realized loss
from capital paid in on shares of beneficial interest	-	-	-	18	-	-
Reclassification to accumulated net investment loss
from capital paid in on shares of beneficial interest	-	-	-	-	-	-

Gross unrealized appreciation on investment securities	$740,761	$319,472	$4,833,504	$20,181	$1,682,398	$2,190
Gross unrealized depreciation on investment securities	(242,789)	(187,257)	(1,245,361)	(14,129)	(388,827)	(5,078)
Net unrealized appreciation (depreciation) on investment securities	$497,972	$132,215	$3,588,143	$6,052	$1,293,571	$(2,888)
Cost of investment securities	$3,835,148	$1,858,690	$19,401,714	$226,988	$9,830,709	$108,241

(*)This deferral is considered incurred in the subsequent year.
(†)For the period May 2, 2011, commencement of operations, through December 31, 2011.

					(dollars in thousands)
					U.S.
		Global			Government/	Cash
	Bond	Bond	High-Income	Mortgage	AAA-Rated	Management
	Fund	Fund	Bond Fund	Fund (†)	Securities Fund	Fund
As of December 31, 2011:
Undistributed ordinary income	$44,261	$30,369	$26,343	$290	$59,464	-
Late year ordinary loss deferral(*)	-	-	-	-	-	-
Undistributed long-term capital gain	-	11,244	-	-	59,913	-
Post-October capital loss deferral(*)	-	-	(412)	-	-	-
Capital loss carryforward:
No expiration	-	-	-	-	-	-
Expiring 2016	-	-	(26,506)	-	-	-
Expiring 2017	(96,778)	-	(113,685)	-	-	-
Expiring 2018	-	-	-	-	-	-
	$(96,778)	$-	$(140,191)	$-	$-	$-
Capital loss carryforwards utilized	$216,640	$-	$56,302	$-	$-	$-
Reclassification to (from) undistributed/distributions in excess of net investment income
from (to) accumulated net realized loss/undistributed net realized gain	$9,882	$10,566	$711	$78	$7,117	$-
Reclassification to accumulated net realized loss
from capital paid in on shares of beneficial interest	-	-	-	-	-	-
Reclassification to accumulated net investment loss
from capital paid in on shares of beneficial interest	-	-	-	-	-	2,667

Gross unrealized appreciation on investment securities	$381,026	$93,490	$64,396	$660	$132,072	$13
Gross unrealized depreciation on investment securities	(78,229)	(47,658)	(108,277)	(6)	(353)	(6)
Net unrealized appreciation (depreciation) on investment securities	$302,797	$45,832	$(43,881)	$654	$131,719	$7
Cost of investment securities	$9,773,234	$2,221,627	$1,879,016	$100,102	$4,296,689	$620,904

(*)This deferral is considered incurred in the subsequent year.
(†)For the period May 2, 2011, commencement of operations, through December 31, 2011.

6.	Fees and transactions with related parties
Capital Research and Management Company (“CRMC”), the Series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the Series’ shares, and American Funds Service Company® (“AFS”), the Series’ transfer agent.

Investment advisory services – The aggregate fee of $409,103,000 for management services was incurred by the Series pursuant to an agreement with CRMC. The Investment Advisory and Service Agreement provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase.

The range of rates and asset levels and the current annualized rates of average net assets for each fund are as follows:

	Rates		Net asset level (in billions)		For the year ended
Fund	Beginning with	Ending with	Up to	In excess of	December 31, 2011
Global Discovery Fund	.580%	.440%	$.5	$1.0	.58%
Global Growth Fund	.690	.460	.6	5.0	.53
Global Small Capitalization Fund	.800	.635	.6	5.0	.70
Growth Fund	.500	.280	.6	34.0	.32
International Fund	.690	.430	.5	21.0	.49
New World Fund	.850	.620	.5	2.5	.73
Blue Chip Income and Growth Fund	.500	.370	.6	4.0	.41
Global Growth and Income Fund	.690	.480	.6	3.0	.59
Growth-Income Fund	.500	.219	.6	34.0	.27
International Growth and Income Fund	.690	.530	.5	1.0	.69
Asset Allocation Fund	.500	.250	.6	8.0	.30
Global Balanced Fund	.660	.510	.5	1.0	.66	(	*)
Bond Fund	.480	.330	.6	8.0	.36
Global Bond Fund	.570	.500	1.0	1.0	.53
High-Income Bond Fund	.500	.420	.6	2.0	.46
Mortgage Fund	.420	.290	.6	3.0	.42	(	*)
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.33
Cash Management Fund	.320	.270	1.0	2.0	.32

(*)Annualized rates based on activity during the period May 2, 2011, commencement of operations, through December 31, 2011.

Distribution services – The Series has plans of distribution for Class 2 and 3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets, of 0.25% for Class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the Series. During the year ended December 31, 2011, distribution expenses under the plans for the Series aggregated $173,690,000 for Class 2 and $1,019,000 for Class 3. Class 1 shares have not adopted a plan of distribution.

Transfer agent services – The aggregate fee of $6,000 was incurred during the year ended December 31, 2011, pursuant to an agreement with AFS. Under this agreement, the Series compensates AFS for transfer agent services, including recordkeeping, shareholder communications and transaction processing.

Administrative services – On November 30, 2011, the board of trustees approved an administrative services agreement with CRMC effective January 1, 2012. Under this agreement, each share class will pay 0.01% based on its respective average daily net assets to compensate CRMC for administrative services that include, but are not limited to, coordinating, monitoring, assisting and overseeing third-parties that provide services to fund shareholders. The agreement provides for monthly fees accrued daily.

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows:

	(dollars in thousands)
Fund	Current fees		Increase in value of deferred amounts
Global Discovery Fund	$2		-	*
Global Growth Fund	40		-	*
Global Small Capitalization Fund	29		-	*
Growth Fund	203		6
International Fund	73		3
New World Fund	18		-	*
Blue Chip Income and Growth Fund	32		-	*
Global Growth and Income Fund	17		-	*
Growth-Income Fund	184		7
International Growth and Income Fund	2		-	*
Asset Allocation Fund	80		2
Global Balanced Fund	-	*	-	*
Bond Fund	74		-	*
Global Bond Fund	14		-	*
High-Income Bond Fund	14		1
Mortgage Fund	-	*	-
U.S. Government/AAA-Rated Securities Fund	26		1
Cash Management Fund	5		-	*

*Amount less than one thousand.

Affiliated officers and trustees – Officers and certain trustees of the Series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the Series.

7.	Investment transactions and other disclosures
The following tables present additional information for the year ended December 31, 2011:

					(dollars in thousands)

	Global	Global	Global Small
	Discovery	Growth	Capitalization	Growth	International	New World
	Fund	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities (1)	$86,012	$1,399,341	$1,344,449	$4,861,915	$2,204,471	$520,073
Sales of investment securities (1)	107,128	1,659,013	1,574,279	8,507,965	2,750,125	477,054
Non-U.S taxes paid on dividend income	193	8,045	2,072	9,407	26,908	3,271
Non-U.S taxes paid on interest income	-	-	1	-	1	85
Non-U.S taxes paid (refunded) on realized gains	-	_(2)	38	-	(136)	150
Non-U.S taxes provided on unrealized gains as of December 31, 2011	-	-	-	13	-	-
Dividends from affiliated issuers	-	-	526	1,909	-	-
Net realized loss from affiliated issuers	-	-	(17,999)	(147,129)	-	-

(1)Excludes short-term securities and U.S. government obligations, if any.
(2)Amount less than one thousand.
(3)For the period May 2, 2011, commencement of operations, through December 31, 2011.

					(dollars in thousands)

	Blue Chip	Global		International	Asset	Global
	Income and	Growth and	Growth-	Growth and	Allocation	Balanced
	Growth Fund	Income Fund	Income Fund	Income Fund	Fund	Fund (3)

Purchases of investment securities (1)	$1,159,063	$522,173	$5,056,812	$149,571	$4,071,316	$102,519
Sales of investment securities (1)	1,107,425	649,673	8,124,709	103,530	4,053,590	17,297
Non-U.S taxes paid on dividend income	843	4,812	6,333	791	3,926	50
Non-U.S taxes paid on interest income	-	-	-	-	-	3
Non-U.S taxes paid (refunded) on realized gains	-	-	_(2)	16	-	-
Non-U.S taxes provided on unrealized gains as of December 31, 2011	-	-	-	-	-	-
Dividends from affiliated issuers	-	658	-	-	-	-
Net realized loss from affiliated issuers	-	-	-	-	-	-

(1)Excludes short-term securities and U.S. government obligations, if any.
(2)Amount less than one thousand.
(3)For the period May 2, 2011, commencement of operations, through December 31, 2011.

(dollars in thousands)

U.S.
Government/
		Global			AAA-Rated
	Bond	Bond	High-Income	Mortgage	Securities Fund
	Fund	Fund	Bond Fund	Fund (3)	Fund

Purchases of investment securities (1)	$11,105,171	$1,974,653	$949,273	$226,461	$6,548,900
Sales of investment securities (1)	10,909,232	1,588,582	908,700	166,499	5,783,355
Non-U.S taxes paid on dividend income	-	-	-	-	-
Non-U.S taxes paid on interest income	55	263	_(2)	-	-
Non-U.S taxes paid (refunded) on realized gains	-	-	-	-	-
Non-U.S taxes provided on unrealized gains as of December 31, 2011	-	-	-	-	-
Dividends from affiliated issuers	-	-	-	-	-
Net realized loss from affiliated issuers	-	-	-	-	-

(1)Excludes short-term securities and U.S. government obligations, if any.
(2)Amount less than one thousand.
(3)For the period May 2, 2011, commencement of operations, through December 31, 2011.

8.	Ownership concentration
At December 31, 2011, CRMC, the Series’ investment adviser, held aggregate ownership of the outstanding shares of Global Balanced Fund and Mortgage Fund of 28% and 14%, respectively. The ownership represents the seed money invested in each fund when it began operations on May 2, 2011.

9.	Forward currency contracts
The funds may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The funds enter into these contracts to manage their exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the funds value forward currency contracts based on the applicable exchange rate and record unrealized appreciation or depreciation for open forward currency contracts in the statement of assets and liabilities. The funds record realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their expiration date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations. As of December 31, 2011, Global Small Capitalization Fund, International Fund, New World Fund, Global Balanced Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts to purchase or sell currencies, as shown in the following tables. As of December 31, 2011, International Growth and Income Fund did not have any open forward currency contracts. The open forward currency contracts shown are generally indicative of the level of activity in each fund over the prior 12-month period.

				(amounts in thousands)
			Contract amount
					Unrealized (depreciation) appreciation at
	Settlement date	Counterparty	Receive	Deliver	12/31/2011
Global Small Capitalization Fund
Sales:
Australian dollars	1/20/2012	Barclays Bank PLC	$3,573	$ A3,600	$(100)

International Fund
Sales:
Australian dollars	1/20/2012	UBS AG	$22,406	$ A22,000	$(37)

New World Fund
Sales:
Hungarian forints	1/25/2012	HSBC Bank	$681	HUF158,825	$30
New Turkish liras	1/25/2012	HSBC Bank	$951	TRY1,800	6
					$36

Global Balanced Fund
Purchases:
Japanese yen	1/12/2012	Barclays Bank PLC	¥19,928	$256	$3
Japanese yen	1/20/2012	Citibank	¥11,565	$149	1
Japanese yen	2/2/2012	Citibank	¥27,000	$347	4
					$8

Sales:
Euros	1/6/2012	UBS AG	¥25,984	€250	$14
Euros	1/10/2012	Barclays Bank PLC	$335	€250	11
Euros	1/10/2012	Barclays Bank PLC	¥10,402	€100	6
Euros	1/12/2012	JPMorgan Chase	$270	€200	11
Euros	1/12/2012	JPMorgan Chase	¥26,196	€250	17
Euros	1/19/2012	Citibank	$201	€150	7
Euros	1/20/2012	Citibank	$130	€100	1
Swedish kronor	1/5/2012	UBS AG	$134	SKr925	(1)
					$66

Forward currency contracts - net					$74

Bond Fund
Sales:
Euros	1/10/2012	Bank of New York Mellon	$7,999	€6,000	$233
Euros	1/12/2012	JPMorgan Chase	$2,800	€2,100	82
Euros	1/19/2012	UBS AG	$17,903	€13,380	584
Euros	1/25/2012	UBS AG	$20,257	€15,450	257
Euros	1/25/2012	Citibank	$27,652	€21,120	312
Euros	1/25/2012	Citibank	$4,183	€3,215	21
Euros	1/26/2012	UBS AG	$7,763	€5,975	28
Euros	1/27/2012	UBS AG	$9,983	€7,670	54
Japanese yen	1/31/2012	UBS AG	$38,675	¥3,008,941	(437)
Mexican pesos	1/6/2012	Citibank	$5,577	MXN78,030	(13)
Mexican pesos	1/17/2012	HSBC Bank	$3,727	MXN50,805	92
Swedish kronor	1/10/2012	Barclays Bank PLC	$9,918	SKr67,011	188
Swedish kronor	1/27/2012	Barclays Bank PLC	$2,057	SKr14,267	(13)
					$1,388

Global Bond Fund
Purchases:
Japanese yen	1/10/2012	JPMorgan Chase	¥340,723	$4,402	$25
Japanese yen	1/13/2012	Citibank	¥1,001,752	$12,905	112
Japanese yen	1/19/2012	UBS AG	¥1,381,743	$17,829	128
Japanese yen	1/20/2012	UBS AG	¥526,342	$6,781	60
Japanese yen	1/20/2012	Bank of New York Mellon	¥2,444,871	$31,547	227
Japanese yen	1/23/2012	Barclays Bank PLC	¥518,501	$6,665	74
Japanese yen	1/25/2012	UBS AG	¥341,432	$4,389	49
					$675

Sales:
British pounds	1/11/2012	Barclays Bank PLC	€7,211	£6,180	$(263)
British pounds	1/19/2012	UBS AG	€7,785	£6,660	(264)
British pounds	1/19/2012	UBS AG	€7,308	£6,140	(74)
Canadian dollars	1/31/2012	UBS AG	$13,389	$ C13,750	(99)
Canadian dollars	1/31/2012	UBS AG	$8,722	$ C9,000	(106)
Euros	1/6/2012	Citibank	$26,439	€19,750	876
Euros	1/10/2012	Barclays Bank PLC	$13,398	€10,000	455
Euros	1/10/2012	Barclays Bank PLC	£9,218	€10,725	432
Euros	1/11/2012	JPMorgan Chase	$32,141	€24,000	1,077
Euros	1/11/2012	Barclays Bank PLC	$23,488	€17,620	681
Euros	1/11/2012	Barclays Bank PLC	$6,678	€5,010	194
Euros	1/12/2012	JPMorgan Chase	$3,546	€2,660	103
Euros	1/13/2012	HSBC Bank	$1,067	€800	31
Euros	1/20/2012	Citibank	$536	€400	18
Euros	1/24/2012	Citibank	$3,348	€2,560	34
Euros	1/25/2012	Citibank	$13,531	€10,335	153
Euros	1/25/2012	Citibank	$6,791	€5,220	34
Euros	1/25/2012	JPMorgan Chase	$32,536	€25,000	174
Euros	1/26/2012	JPMorgan Chase	£9,344	€11,075	171
Euros	1/27/2012	UBS AG	$1,601	€1,230	9
Euros	1/31/2012	UBS AG	$8,687	€6,640	91
Euros	1/31/2012	HSBC Bank	$654	€500	7
Euros	2/1/2012	Barclays Bank PLC	$2,262	€1,730	23
Euros	2/2/2012	Citibank	$6,449	€4,980	2
Euros	2/2/2012	JPMorgan Chase	$2,628	€2,030	-
Mexican pesos	1/6/2012	Citibank	$6,865	MXN96,060	(16)
Mexican pesos	1/17/2012	HSBC Bank	$6,105	MXN83,210	151
Mexican pesos	1/19/2012	Barclays Bank PLC	$2,730	MXN37,210	68
Polish zloty	1/10/2012	Barclays Bank PLC	$13,072	PLN44,000	335
Swedish kronor	1/10/2012	Barclays Bank PLC	$1,213	SKr8,197	23
Swedish kronor	1/17/2012	Barclays Bank PLC	$6,729	SKr46,865	(74)
Swedish kronor	1/27/2012	Barclays Bank PLC	$2,207	SKr15,303	(14)
					$4,232

Forward currency contracts - net					$4,907

High-Income Bond Fund
Sales:
Euros	1/10/2012	Bank of New York Mellon	$5,333	€4,000	$155
Euros	1/11/2012	JPMorgan Chase	$5,692	€4,250	191
Euros	1/20/2012	Citibank	$1,607	€1,200	54
Euros	1/25/2012	HSBC Bank	$1,488	€1,135	19
Euros	1/25/2012	UBS AG	$1,836	€1,400	23
Euros	1/31/2012	HSBC Bank	$654	€500	7
					$449

Financial highlights

		(Loss) income from investment operations(1)			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(2)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver(2)		Ratio of net income to average net assets(2)
Global Discovery Fund
Class 1
12/31/11	$12.28	$.07	$(.92)	$(.85)	$(.08)	$-	$(.08)	$11.35	(6.91)%	$27	.60%		.60%		.58%
12/31/10	11.20	.10	1.07	1.17	(.09)	-	(.09)	12.28	10.43	31	.61		.61		.87
12/31/09	7.45	.05	3.78	3.83	(.08)	-	(.08)	11.20	51.49	31	.61		.61		.59
12/31/08	14.09	.15	(6.37)	(6.22)	(.12)	(.30)	(.42)	7.45	(45.02)	18	.60		.55		1.33
12/31/07	13.05	.17	2.07	2.24	(.16)	(1.04)	(1.20)	14.09	17.55	35	.60		.54		1.25
Class 2
12/31/11	12.22	.04	(.91)	(.87)	(.05)	-	(.05)	11.30	(7.13)	202	.85		.85		.33
12/31/10	11.15	.07	1.06	1.13	(.06)	-	(.06)	12.22	10.14	217	.86		.86		.62
12/31/09	7.43	.03	3.74	3.77	(.05)	-	(.05)	11.15	50.91	192	.86		.86		.36
12/31/08	14.02	.12	(6.32)	(6.20)	(.09)	(.30)	(.39)	7.43	(45.09)	131	.85		.80		1.08
12/31/07	13.00	.14	2.05	2.19	(.13)	(1.04)	(1.17)	14.02	17.22	240	.85		.79		.98
Global Growth Fund
Class 1
12/31/11	$21.61	$.29	$(2.16)	$(1.87)	$(.34)	$-	$(.34)	$19.40	(8.66)%	$1,277	.55%		.55%		1.37%
12/31/10	19.61	.30	2.04	2.34	(.34)	-	(.34)	21.61	12.04	1,227	.56		.56		1.54
12/31/09	13.96	.26	5.67	5.93	(.28)	-	(.28)	19.61	42.58	1,037	.56		.56		1.59
12/31/08	25.15	.47	(9.50)	(9.03)	(.41)	(1.75)	(2.16)	13.96	(38.23)	675	.55		.50		2.37
12/31/07	23.44	.51	2.98	3.49	(.76)	(1.02)	(1.78)	25.15	15.16	684	.55		.50		2.06
Class 2
12/31/11	21.48	.24	(2.15)	(1.91)	(.28)	-	(.28)	19.29	(8.89)	3,535	.80		.80		1.13
12/31/10	19.50	.25	2.03	2.28	(.30)	-	(.30)	21.48	11.75	4,308	.81		.81		1.30
12/31/09	13.88	.22	5.64	5.86	(.24)	-	(.24)	19.50	42.30	4,100	.82		.82		1.36
12/31/08	25.00	.42	(9.43)	(9.01)	(.36)	(1.75)	(2.11)	13.88	(38.39)	3,198	.80		.75		2.12
12/31/07	23.29	.45	2.95	3.40	(.67)	(1.02)	(1.69)	25.00	14.85	5,180	.80		.75		1.84
Global Small Capitalization Fund
Class 1
12/31/11	$21.67	$.07	$(4.14)	$(4.07)	$(.32)	$-	$(.32)	$17.28	(18.94)%	$795	.74%		.74%		.36%
12/31/10	18.00	.13	3.91	4.04	(.37)	-	(.37)	21.67	22.76	818	.75		.75		.69
12/31/09	11.18	.09	6.80	6.89	(.07)	-	(.07)	18.00	61.63	604	.76		.76		.61
12/31/08	27.20	.19	(13.33)	(13.14)	-	(2.88)	(2.88)	11.18	(53.39)	306	.74		.67		1.01
12/31/07	24.87	.12	5.27	5.39	(.90)	(2.16)	(3.06)	27.20	21.73	369	.73		.66		.45
Class 2
12/31/11	21.35	.02	(4.06)	(4.04)	(.27)	-	(.27)	17.04	(19.14)	2,450	.99		.99		.10
12/31/10	17.74	.08	3.86	3.94	(.33)	-	(.33)	21.35	22.41	3,189	1.00		1.00		.45
12/31/09	11.03	.05	6.70	6.75	(.04)	-	(.04)	17.74	61.30	2,678	1.01		1.01		.36
12/31/08	26.95	.14	(13.18)	(13.04)	-	(2.88)	(2.88)	11.03	(53.52)	1,748	.99		.92		.70
12/31/07	24.64	.05	5.22	5.27	(.80)	(2.16)	(2.96)	26.95	21.43	3,975	.98		.91		.20
Growth Fund
Class 1
12/31/11	$54.78	$.45	$(2.68)	$(2.23)	$(.48)	$-	$(.48)	$52.07	(4.06)%	$7,426	.34%		.34%		.81%
12/31/10	46.45	.49	8.32	8.81	(.48)	-	(.48)	54.78	19.01	8,011	.34		.34		1.02
12/31/09	33.51	.35	12.94	13.29	(.35)	-	(.35)	46.45	39.74	6,565	.35		.35		.91
12/31/08	67.22	.63	(27.52)	(26.89)	(.56)	(6.26)	(6.82)	33.51	(43.83)	4,768	.33		.30		1.23
12/31/07	64.51	.68	7.44	8.12	(.68)	(4.73)	(5.41)	67.22	12.64	5,051	.33		.30		1.00
Class 2
12/31/11	54.35	.30	(2.63)	(2.33)	(.34)	-	(.34)	51.68	(4.27)	16,701	.59		.59		.55
12/31/10	46.10	.36	8.24	8.60	(.35)	-	(.35)	54.35	18.68	19,896	.59		.59		.76
12/31/09	33.27	.25	12.84	13.09	(.26)	-	(.26)	46.10	39.41	18,201	.60		.60		.66
12/31/08	66.72	.50	(27.27)	(26.77)	(.42)	(6.26)	(6.68)	33.27	(43.97)	13,383	.58		.55		.95
12/31/07	64.08	.50	7.39	7.89	(.52)	(4.73)	(5.25)	66.72	12.35	25,359	.58		.55		.74
Class 3
12/31/11	54.82	.34	(2.66)	(2.32)	(.37)	-	(.37)	52.13	(4.21)	189	.52		.52		.62
12/31/10	46.49	.40	8.31	8.71	(.38)	-	(.38)	54.82	18.76	232	.52		.52		.82
12/31/09	33.54	.28	12.95	13.23	(.28)	-	(.28)	46.49	39.51	230	.53		.53		.72
12/31/08	67.21	.54	(27.50)	(26.96)	(.45)	(6.26)	(6.71)	33.54	(43.93)	198	.51		.48		1.02
12/31/07	64.50	.55	7.45	8.00	(.56)	(4.73)	(5.29)	67.21	12.44	425	.51		.48		.81
International Fund
Class 1
12/31/11	$18.05	$.35	$(2.84)	$(2.49)	$(.35)	$-	$(.35)	$15.21	(13.76)%	$3,314	.53%		.53%		2.03%
12/31/10	17.17	.28	.99	1.27	(.39)	-	(.39)	18.05	7.52	3,490	.53		.53		1.69
12/31/09	12.22	.24	5.04	5.28	(.25)	(.08)	(.33)	17.17	43.50	2,851	.54		.54		1.70
12/31/08	24.81	.43	(9.88)	(9.45)	(.40)	(2.74)	(3.14)	12.22	(42.01)	1,864	.52		.48		2.42
12/31/07	22.01	.43	3.95	4.38	(.41)	(1.17)	(1.58)	24.81	20.30	1,708	.52		.47		1.82
Class 2
12/31/11	17.98	.31	(2.82)	(2.51)	(.31)	-	(.31)	15.16	(13.96)	5,210	.78		.78		1.81
12/31/10	17.11	.24	.98	1.22	(.35)	-	(.35)	17.98	7.23	6,615	.78		.78		1.46
12/31/09	12.19	.21	5.01	5.22	(.22)	(.08)	(.30)	17.11	43.07	6,411	.79		.79		1.48
12/31/08	24.72	.41	(9.85)	(9.44)	(.35)	(2.74)	(3.09)	12.19	(42.12)	4,901	.77		.72		2.16
12/31/07	21.94	.36	3.94	4.30	(.35)	(1.17)	(1.52)	24.72	20.02	9,719	.77		.72		1.55
Class 3
12/31/11	18.05	.33	(2.83)	(2.50)	(.32)	-	(.32)	15.23	(13.85)	43	.71		.71		1.90
12/31/10	17.18	.26	.97	1.23	(.36)	-	(.36)	18.05	7.26	61	.71		.71		1.54
12/31/09	12.23	.22	5.04	5.26	(.23)	(.08)	(.31)	17.18	43.25	68	.72		.72		1.54
12/31/08	24.80	.43	(9.90)	(9.47)	(.36)	(2.74)	(3.10)	12.23	(42.10)	57	.70		.65		2.25
12/31/07	22.00	.39	3.94	4.33	(.36)	(1.17)	(1.53)	24.80	20.10	123	.70		.65		1.64
New World Fund
Class 1
12/31/11	$23.28	$.36	$(3.55)	$(3.19)	$(.44)	$-	$(.44)	$19.65	(13.75)%	$826	.78%		.78%		1.62%
12/31/10	20.04	.37	3.25	3.62	(.38)	-	(.38)	23.28	18.20	774	.80		.80		1.76
12/31/09	13.57	.34	6.42	6.76	(.29)	-	(.29)	20.04	49.95	500	.82		.82		2.02
12/31/08	25.88	.43	(10.68)	(10.25)	(.36)	(1.70)	(2.06)	13.57	(42.20)	253	.81		.73		2.18
12/31/07	21.56	.46	6.25	6.71	(.83)	(1.56)	(2.39)	25.88	32.53	261	.82		.74		1.92
Class 2
12/31/11	23.09	.30	(3.51)	(3.21)	(.38)	-	(.38)	19.50	(13.95)	1,350	1.03		1.03		1.37
12/31/10	19.89	.31	3.22	3.53	(.33)	-	(.33)	23.09	17.87	1,739	1.05		1.05		1.52
12/31/09	13.47	.29	6.38	6.67	(.25)	-	(.25)	19.89	49.65	1,492	1.07		1.07		1.78
12/31/08	25.69	.40	(10.62)	(10.22)	(.30)	(1.70)	(2.00)	13.47	(42.37)	1,044	1.06		.98		1.94
12/31/07	21.40	.40	6.20	6.60	(.75)	(1.56)	(2.31)	25.69	32.21	1,875	1.07		.99		1.69
Blue Chip Income and Growth Fund
Class 1
12/31/11	$9.25	$.19	$(.25)	$(.06)	$(.19)	$-	$(.19)	$9.00	(.63)%	$992	.42%		.42%		2.08%
12/31/10	8.37	.18	.87	1.05	(.17)	-	(.17)	9.25	12.61	674	.44		.44		2.10
12/31/09	6.67	.16	1.71	1.87	(.17)	-	(.17)	8.37	28.18	408	.44		.44		2.26
12/31/08	11.53	.22	(4.22)	(4.00)	(.21)	(.65)	(.86)	6.67	(36.30)	220	.43		.39		2.48
12/31/07	11.97	.24	.07	.31	(.36)	(.39)	(.75)	11.53	2.25	143	.42		.38		1.95
Class 2
12/31/11	9.18	.17	(.26)	(.09)	(.16)	-	(.16)	8.93	(.90)	3,340	.67		.67		1.83
12/31/10	8.31	.16	.86	1.02	(.15)	-	(.15)	9.18	12.33	3,677	.69		.69		1.87
12/31/09	6.62	.14	1.70	1.84	(.15)	-	(.15)	8.31	27.97	3,344	.69		.69		2.06
12/31/08	11.45	.19	(4.18)	(3.99)	(.19)	(.65)	(.84)	6.62	(36.50)	2,602	.68		.64		2.10
12/31/07	11.87	.21	.07	.28	(.31)	(.39)	(.70)	11.45	2.03	4,274	.67		.63		1.70
Global Growth and Income Fund
Class 1
12/31/11	$9.96	$.28	$(.75)	$(.47)	$(.29)	$-	$(.29)	$9.20	(4.68)%	$161	.61%		.61%		2.86%
12/31/10	9.14	.23	.85	1.08	(.26)	-	(.26)	9.96	12.02	171	.61		.61		2.54
12/31/09	6.68	.20	2.47	2.67	(.21)	-	(.21)	9.14	40.11	160	.63		.63		2.63
12/31/08	11.78	.28	(5.09)	(4.81)	(.22)	(.07)	(.29)	6.68	(41.06)	95	.62		.56		3.00
12/31/07	10.98	.28	1.14	1.42	(.22)	(.40)	(.62)	11.78	13.04	79	.71		.58		2.37
Class 2
12/31/11	9.94	.25	(.74)	(.49)	(.26)	-	(.26)	9.19	(4.85)	1,839	.86		.86		2.60
12/31/10	9.12	.21	.85	1.06	(.24)	-	(.24)	9.94	11.78	2,130	.86		.86		2.28
12/31/09	6.67	.18	2.46	2.64	(.19)	-	(.19)	9.12	39.72	1,951	.88		.88		2.42
12/31/08	11.75	.26	(5.07)	(4.81)	(.20)	(.07)	(.27)	6.67	(41.17)	1,529	.86		.81		2.73
12/31/07	10.97	.25	1.13	1.38	(.20)	(.40)	(.60)	11.75	12.67	1,997	.96		.83		2.11
Growth-Income Fund
Class 1
12/31/11	$34.47	$.61	$(1.18)	$(.57)	$(.63)	$-	$(.63)	$33.27	(1.60)%	$9,496	.28%		.28%		1.77%
12/31/10	31.37	.56	3.10	3.66	(.56)	-	(.56)	34.47	11.72	9,370	.29		.29		1.76
12/31/09	24.25	.49	7.13	7.62	(.50)	-	(.50)	31.37	31.54	8,142	.29		.29		1.83
12/31/08	42.52	.69	(15.91)	(15.22)	(.69)	(2.36)	(3.05)	24.25	(37.68)	5,034	.28		.25		2.03
12/31/07	42.43	.80	1.51	2.31	(.77)	(1.45)	(2.22)	42.52	5.32	5,618	.27		.25		1.82
Class 2
12/31/11	34.25	.52	(1.16)	(.64)	(.54)	-	(.54)	33.07	(1.83)	13,235	.53		.53		1.52
12/31/10	31.18	.48	3.07	3.55	(.48)	-	(.48)	34.25	11.43	16,668	.54		.54		1.52
12/31/09	24.11	.42	7.09	7.51	(.44)	-	(.44)	31.18	31.24	16,220	.54		.54		1.60
12/31/08	42.26	.60	(15.80)	(15.20)	(.59)	(2.36)	(2.95)	24.11	(37.85)	13,046	.53		.50		1.75
12/31/07	42.19	.68	1.50	2.18	(.66)	(1.45)	(2.11)	42.26	5.04	23,243	.52		.50		1.57
Class 3
12/31/11	34.49	.55	(1.18)	(.63)	(.56)	-	(.56)	33.30	(1.77)	172	.46		.46		1.59
12/31/10	31.39	.50	3.09	3.59	(.49)	-	(.49)	34.49	11.50	209	.47		.47		1.59
12/31/09	24.27	.45	7.12	7.57	(.45)	-	(.45)	31.39	31.30	225	.47		.47		1.68
12/31/08	42.51	.64	(15.90)	(15.26)	(.62)	(2.36)	(2.98)	24.27	(37.78)	205	.46		.43		1.83
12/31/07	42.42	.73	1.50	2.23	(.69)	(1.45)	(2.14)	42.51	5.12	405	.45		.43		1.64
International Growth and Income Fund
Class 1
12/31/11	$15.25	$.47	$(1.77)	$(1.30)	$(.44)	$(.11)	$(.55)	$13.40	(8.51)%	$35	.73%		.73%		3.17%
12/31/10	14.92	.38	.68	1.06	(.33)	(.40)	(.73)	15.25	7.24	32	.74		.74		2.61
12/31/09	10.92	.36	4.04	4.40	(.19)	(.21)	(.40)	14.92	40.38	28	.74		.74		2.74
12/31/08(3)	10.00	.01	.92	.93	(.01)	-	(.01)	10.92	9.28	12	.09		.08		.14
Class 2
12/31/11	15.21	.42	(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199	.98		.98		2.89
12/31/10	14.90	.35	.67	1.02	(.31)	(.40)	(.71)	15.21	6.92	180	.99		.99		2.37
12/31/09	10.92	.26	4.10	4.36	(.17)	(.21)	(.38)	14.90	40.04	99	.99		.99		1.89
12/31/08(3)	10.00	.01	.92	.93	(.01)	-	(.01)	10.92	9.27	4	.11		.11		.05
Asset Allocation Fund
Class 1
12/31/11	$16.28	$.37	$(.12)	$.25	$(.36)	$-	$(.36)	$16.17	1.56%	$5,932	.31%		.31%		2.25%
12/31/10	14.75	.35	1.52	1.87	(.34)	-	(.34)	16.28	12.75	5,235	.31		.31		2.33
12/31/09	12.16	.35	2.59	2.94	(.35)	-	(.35)	14.75	24.27	4,151	.32		.32		2.65
12/31/08	18.51	.47	(5.70)	(5.23)	(.45)	(.67)	(1.12)	12.16	(29.30)	2,243	.32		.29		2.98
12/31/07	18.34	.51	.75	1.26	(.45)	(.64)	(1.09)	18.51	6.82	1,927	.32		.29		2.69
Class 2
12/31/11	16.17	.33	(.13)	.20	(.31)	-	(.31)	16.06	1.30	5,151	.56		.56		1.99
12/31/10	14.65	.31	1.51	1.82	(.30)	-	(.30)	16.17	12.50	5,689	.57		.57		2.08
12/31/09	12.08	.32	2.56	2.88	(.31)	-	(.31)	14.65	23.98	5,537	.58		.58		2.45
12/31/08	18.39	.43	(5.66)	(5.23)	(.41)	(.67)	(1.08)	12.08	(29.51)	4,822	.57		.54		2.70
12/31/07	18.23	.47	.74	1.21	(.41)	(.64)	(1.05)	18.39	6.55	7,308	.57		.54		2.45
Class 3
12/31/11	16.29	.34	(.13)	.21	(.32)	-	(.32)	16.18	1.36	38	.49		.49		2.05
12/31/10	14.75	.32	1.53	1.85	(.31)	-	(.31)	16.29	12.62	44	.50		.50		2.15
12/31/09	12.17	.33	2.57	2.90	(.32)	-	(.32)	14.75	23.95	44	.51		.51		2.53
12/31/08	18.50	.44	(5.68)	(5.24)	(.42)	(.67)	(1.09)	12.17	(29.39)	41	.50		.47		2.77
12/31/07	18.34	.48	.74	1.22	(.42)	(.64)	(1.06)	18.50	6.56	71	.50		.47		2.52
Global Balanced Fund
Class 1
12/31/11(4)	$10.00	$.13	$(.72)	$(.59)	$(.06)	$-	$(.06)	$9.35	(5.89)%	$28	.69	%(5)	.69	%(5)	1.99	%(5)
Class 2
12/31/11(4)	10.00	.09	(.69)	(.60)	(.05)	-	(.05)	9.35	(5.97)	72	.94	(5)	.94	(5)	1.45	(5)
Bond Fund
Class 1
12/31/11	$10.67	$.32	$.36	$.68	$(.36)	$-	$(.36)	$10.99	6.41%	$4,354	.38%		.38%		2.89%
12/31/10	10.33	.33	.36	.69	(.35)	-	(.35)	10.67	6.73	4,768	.38		.38		3.03
12/31/09	9.45	.42	.80	1.22	(.34)	-	(.34)	10.33	12.83	3,775	.39		.39		4.19
12/31/08	11.14	.61	(1.64)	(1.03)	(.63)	(.03)	(.66)	9.45	(9.16)	2,090	.40		.36		5.84
12/31/07	11.64	.65	(.24)	.41	(.91)	-	(.91)	11.14	3.66	436	.41		.37		5.59
Class 2
12/31/11	10.56	.29	.35	.64	(.33)	-	(.33)	10.87	6.10	4,984	.63		.63		2.64
12/31/10	10.23	.30	.36	.66	(.33)	-	(.33)	10.56	6.44	5,074	.63		.63		2.79
12/31/09	9.36	.40	.79	1.19	(.32)	-	(.32)	10.23	12.61	4,635	.64		.64		4.00
12/31/08	11.03	.59	(1.63)	(1.04)	(.60)	(.03)	(.63)	9.36	(9.35)	3,432	.65		.61		5.53
12/31/07	11.53	.61	(.24)	.37	(.87)	-	(.87)	11.03	3.33	4,679	.66		.62		5.34
Global Bond Fund
Class 1
12/31/11	$11.82	$.36	$.22	$.58	$(.37)	$(.07)	$(.44)	$11.96	4.86%	$619	.56%		.56%		2.97%
12/31/10	11.57	.41	.21	.62	(.37)	-	(.37)	11.82	5.44	325	.57		.57		3.42
12/31/09	10.68	.45	.62	1.07	(.18)	-	(.18)	11.57	10.04	162	.59		.59		4.06
12/31/08	10.83	.48	(.09)	.39	(.54)	- (6)	(.54)	10.68	3.60	111	.59		.53		4.36
12/31/07	10.18	.49	.47	.96	(.31)	-	(.31)	10.83	9.54	28	.61		.55		4.61
Class 2
12/31/11	11.78	.33	.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639	.81		.81		2.75
12/31/10	11.53	.38	.22	.60	(.35)	-	(.35)	11.78	5.23	1,497	.83		.83		3.21
12/31/09	10.66	.42	.61	1.03	(.16)	-	(.16)	11.53	9.69	1,203	.84		.84		3.79
12/31/08	10.81	.44	(.07)	.37	(.52)	- (6)	(.52)	10.66	3.48	802	.84		.79		4.06
12/31/07	10.17	.47	.47	.94	(.30)	-	(.30)	10.81	9.23	279	.86		.80		4.41
High-Income Bond Fund
Class 1
12/31/11	$11.20	$.88	$(.64)	$.24	$(.90)	$-	$(.90)	$10.54	2.18%	$787	.47%		.47%		7.70%
12/31/10	10.49	.91	.68	1.59	(.88)	-	(.88)	11.20	15.38	769	.48		.48		8.15
12/31/09	8.05	.75	2.41	3.16	(.72)	-	(.72)	10.49	39.45	635	.48		.48		7.86
12/31/08	11.65	.87	(3.64)	(2.77)	(.83)	-	(.83)	8.05	(23.74)	340	.48		.43		8.22
12/31/07	12.90	.95	(.72)	.23	(1.48)	-	(1.48)	11.65	1.62	308	.48		.44		7.41
Class 2
12/31/11	11.08	.84	(.63)	.21	(.87)	-	(.87)	10.42	1.92	1,064	.72		.72		7.44
12/31/10	10.39	.87	.68	1.55	(.86)	-	(.86)	11.08	15.07	1,142	.73		.73		7.91
12/31/09	7.99	.71	2.39	3.10	(.70)	-	(.70)	10.39	38.94	1,063	.74		.74		7.62
12/31/08	11.55	.84	(3.60)	(2.76)	(.80)	-	(.80)	7.99	(23.84)	780	.73		.68		7.92
12/31/07	12.79	.91	(.72)	.19	(1.43)	-	(1.43)	11.55	1.33	996	.73		.69		7.17
Class 3
12/31/11	11.22	.86	(.64)	.22	(.88)	-	(.88)	10.56	1.97	21	.65		.65		7.51
12/31/10	10.51	.89	.68	1.57	(.86)	-	(.86)	11.22	15.14	23	.66		.66		7.98
12/31/09	8.07	.73	2.42	3.15	(.71)	-	(.71)	10.51	39.14	24	.67		.67		7.69
12/31/08	11.65	.86	(3.64)	(2.78)	(.80)	-	(.80)	8.07	(23.76)	18	.66		.61		7.96
12/31/07	12.88	.92	(.72)	.20	(1.43)	-	(1.43)	11.65	1.40	28	.66		.62		7.21
Mortgage Fund
Class 1
12/31/11(4)	$10.00	$- (6)	$.48	$.48	$(.01)	$(.10)	$(.11)	$10.37	4.78%	$55	.42	%(5)	.42	%(5)	.04	%(5)
Class 2
12/31/11(4)	10.00	(.02)	.48	.46	- (6)	(.10)	(.10)	10.36	4.60	22	.67	(5)	.67	(5)	(.25	)(5)
U.S. Government/AAA-Rated Securities Fund
Class 1
12/31/11	$12.59	$.23	$.74	$.97	$(.26)	$(.30)	$(.56)	$13.00	7.85%	$1,785	.34%		.34%		1.83%
12/31/10	12.18	.26	.46	.72	(.25)	(.06)	(.31)	12.59	5.94	1,492	.39		.36		2.07
12/31/09	12.29	.37	(.03)	.34	(.34)	(.11)	(.45)	12.18	2.79	999	.41		.41		2.99
12/31/08	11.73	.50	.41	.91	(.35)	-	(.35)	12.29	7.84	496	.43		.38		4.17
12/31/07	11.87	.58	.20	.78	(.92)	-	(.92)	11.73	6.83	211	.46		.41		4.83
Class 2
12/31/11	12.49	.20	.73	.93	(.23)	(.30)	(.53)	12.89	7.58	2,002	.59		.59		1.59
12/31/10	12.08	.23	.46	.69	(.22)	(.06)	(.28)	12.49	5.75	1,959	.64		.62		1.83
12/31/09	12.20	.34	(.03)	.31	(.32)	(.11)	(.43)	12.08	2.50	1,561	.66		.66		2.79
12/31/08	11.65	.47	.41	.88	(.33)	-	(.33)	12.20	7.63	1,219	.68		.64		3.93
12/31/07	11.79	.54	.19	.73	(.87)	-	(.87)	11.65	6.49	597	.71		.66		4.58
Class 3
12/31/11	12.61	.21	.73	.94	(.24)	(.30)	(.54)	13.01	7.56	24	.52		.52		1.65
12/31/10	12.19	.24	.47	.71	(.23)	(.06)	(.29)	12.61	5.82	26	.57		.55		1.92
12/31/09	12.30	.36	(.04)	.32	(.32)	(.11)	(.43)	12.19	2.58	27	.59		.59		2.91
12/31/08	11.74	.48	.41	.89	(.33)	-	(.33)	12.30	7.66	33	.61		.57		4.03
12/31/07	11.86	.55	.20	.75	(.87)	-	(.87)	11.74	6.63	29	.64		.59		4.65
Cash Management Fund
Class 1
12/31/11	$11.39	$(.02)	$(.01)	$(.03)	$-	$-	$-	$11.36	(.26)%	$75	.33%		.33%		(.21)%
12/31/10	11.40	(.02)	.01	(.01)	-	-	-	11.39	(.09)	83	.33		.33		(.14)
12/31/09	11.44	(.01)	- (6)	(.01)	(.03)	- (6)	(.03)	11.40	(.10)	105	.33		.33		(.08)
12/31/08	11.40	.24	- (6)	.24	(.20)	-	(.20)	11.44	2.15	158	.32		.29		2.07
12/31/07	11.62	.57	- (6)	.57	(.79)	-	(.79)	11.40	4.95	112	.33		.30		4.88
Class 2
12/31/11	11.28	(.05)	(.01)	(.06)	-	-	-	11.22	(.53)	530	.58		.58		(.47)
12/31/10	11.32	(.04)	- (6)	(.04)	-	-	-	11.28	(.35)	522	.58		.58		(.39)
12/31/09	11.38	(.04)	- (6)	(.04)	(.02)	- (6)	(.02)	11.32	(.33)	664	.58		.58		(.33)
12/31/08	11.35	.20	.02	.22	(.19)	-	(.19)	11.38	1.90	1,023	.57		.54		1.73
12/31/07	11.56	.54	- (6)	.54	(.75)	-	(.75)	11.35	4.73	452	.58		.55		4.61
Class 3
12/31/11	11.34	(.04)	- (6)	(.04)	-	-	-	11.30	(.35)	12	.51		.51		(.40)
12/31/10	11.38	(.04)	- (6)	(.04)	-	-	-	11.34	(.35)	13	.51		.51		(.32)
12/31/09	11.44	(.03)	(.01)	(.04)	(.02)	- (6)	(.02)	11.38	(.31)	17	.51		.51		(.27)
12/31/08	11.40	.22	.01	.23	(.19)	-	(.19)	11.44	1.99	25	.50		.47		1.91
12/31/07	11.60	.55	- (6)	.55	(.75)	-	(.75)	11.40	4.83	20	.51		.48		4.70

	Year ended December 31
Portfolio turnover rate for all share classes	2011		2010	2009	2008		2007
Global Discovery Fund	45%		61%	60%	46%		50%
Global Growth Fund	28		28	43	38		38
Global Small Capitalization Fund	44		47	55	47		49
Growth Fund	19		28	37	26		40
International Fund	24		25	46	52		41
New World Fund	22		18	25	32		34
Blue Chip Income and Growth Fund	27		22	22	24		27
Global Growth and Income Fund	25		30	47	36		36
Growth-Income Fund	22		22	24	31		24
International Growth and Income Fund	48		31	21	-	(3)	-
Asset Allocation Fund	43		46	41	36		29
Global Balanced Fund	34	(4)	-	-	-		-
Bond Fund	163		187	125	63		57
Global Bond Fund	101		106	86	118		85
High-Income Bond Fund	51		54	47	29		32
Mortgage Fund	480	(4)	-	-	-		-
U.S. Government/AAA-Rated Securities Fund	234		208	100	108		91
Cash Management Fund	-		-	-	-		-

(1)Based on average shares outstanding.
(2)This column reflects the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.
(3)From November 18, 2008, commencement of operations.
(4)From May 2, 2011, commencement of operations.
(5)Annualized.
(6)Amount less than $.01.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Insurance Series

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios (investment portfolios for Mortgage Fund and Cash Management Fund), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Asset Allocation Fund, Global Balanced Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund, U.S. Government/AAA-Rated Securities Fund and Cash Management Fund (constituting the American Funds Insurance Series, hereafter referred to as the "Series") at December 31, 2011, the results of each of their operations for the period then ended, and the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2011, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
February 7, 2012

American Funds Insurance Series

Part C
Other Information

Item 28.  Exhibits for Registration Statement (1940 Act No. 811-03857 and 1933 Act No. 002-86838)

(a)
Declaration of Trust – Declaration of Trust dated 9/9/83 – previously filed (see Post-Effective (“P/E”) Amendment No. 24 filed 3/31/97); Certificate of Amendment of Declaration of Trust dated 10/19/88 - previously filed (see P/E Amendment No. 24 filed 3/31/97);  Redesignation of an Existing Series of Shares of Beneficial Interest without Par Value dated 3/19/02 – previously filed (see P/E Amendment No. 33 filed 4/30/02);  Establishment and Designation of Additional Class of Shares of Beneficial Interest Without Par Value dated 9/16/02 – previously filed (see P/E Amendment No. 35 filed 10/30/03);  Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 3/14/06 – previously filed (see P/E Amendment No. 40 filed 4/28/06);  Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 9/19/06 – previously filed (see P/E Amendment No. 44 filed 10/2/06); and Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 6/18/08 – previously filed (see P/E Amendment No. 47 filed 7/14/08); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated December 1, 2010 – previously filed (see P/E Amendment No. 53 filed 4/29/11)

(b)	By-Laws - By-Laws as amended 8/5/09 – previously filed (see P/E Amendment No. 51 filed 4/30/10)

(c)	Instruments Defining Rights of Security Holders - none

(d)	Investment Advisory Contracts – Amended and Restated Investment Advisory and Service Agreement dated 5/1/11 – previously filed (see P/E Amendment No. 53 filed 4/29/11)

(e)
Underwriting Contracts – Form of Fund Participation Agreement - previously filed (see P/E Amendment No. 23 filed1/15/97); Principal Underwriting Agreement dated 7/12/89 – previously filed (see P/E Amendment No. 24 filed 3/31/97);  Amendment to Principal Underwriting Agreement dated 2/7/92 – previously filed (see P/E Amendment No. 24 filed 3/31/97);  Fund Participation Agreement dated 9/30/02 – previously filed (see P/E Amendment No. 35 filed 10/30/03)

(f)	Bonus or Profit Sharing Contracts – Form of Deferred Compensation Plan effective 12/10/10 – previously filed (see P/E Amendment No. 53 filed 4/29/11)

(g)	Custodian Agreements – Form of Global Custody Agreement dated 12/14/06 – previously filed (see P/E Amendment No. 45 filed 5/1/07)

(h-1)	Other Material Contracts – Form of Indemnification Agreement dated 7/1/04 - previously filed (see P/E Amendment No. 38 filed 4/29/05)

(h-2)	Amended and Restated Shareholder Services Agreement dated 1/1/12; and Administrative Services Agreement dated 1/1/12

(i)	Legal Opinion – Legal Opinion – previously filed (see P/E Amendment No. 24 filed 3/31/97; and P/E Amendment No. 36 filed 1/15/04)

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)	Omitted Financial Statements - none

(l)
Initial Capital Agreements – Investment Letter from Investment Adviser relating to initial shares dated December 1983 – previously filed (see P/E Amendment No. 24 filed 3/31/97);  Mixed and Shared Funding Order - previously filed (see P/E Amendment No. 36 filed 1/15/04)

(m)	Rule 12b-1 Plan – Class 2 Plan of Distribution - previously filed (see P/E Amendment No. 24 filed 3/31/97); Class 3 Plan of Distribution - previously filed (see P/E Amendment No. 35 filed 10/30/03)

(n)	Rule 18f-3 – Amended and Restated Multiple Class Plan dated 1/1/12

(o)	Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated March 2012; and Code of Ethics for the Registrant dated December 2005

Item 29.	Persons Controlled by or Under Common Control with the Fund

None.

Item 30.	Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article V of the Registrant’s Declaration of Trust and Article VI of the Registrant’s By-Laws as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an "interested person" of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions.  In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31.	Business and Other Connections of the Investment Adviser

None.

Item 32.	Principal Underwriters

Not applicable.

Item 33.	Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Series and the Registrants investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071.  Certain accounting records are maintained and kept in the offices of the Investment Adviser's accounting department, 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, VA  23513.

Records covering portfolio transactions are also maintained and kept by the custodian, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.

Item 34.	Management Services

None.

Item 35.	Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 27th day of April, 2012.

American Funds Insurance Series

By: /s/ Donald D. O’Neal
Donald D. O’Neal, Vice Chairman

Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on April 27, 2012, by the following persons in the capacities indicated.

	Signature	Title

(1)	Principal Executive Officer:
	/s/ Michael J. Downer	Executive Vice President
Michael J. Downer

(2)	Principal Financial Officer and
Principal Accounting Officer:
	/s/ Gregory F. Niland	Treasurer
Gregory F. Niland

(3)	Trustees:

	William H. Baribault*	Trustee
	James G. Ellis*	Trustee
	Leonard R. Fuller*	Trustee
	W. Scott Hedrick*	Trustee
	R. Clark Hooper*	Chairman (Independent and Non-Executive)
	Merit E. Janow*	Trustee
	Laurel B. Mitchell*	Trustee
	/s/ Donald D. O'Neal	Vice Chairman
Donald D. O'Neal

	Frank M. Sanchez*	Trustee
	Margaret Spellings*	Trustee
	Steadman Upham*	Trustee

*By: /s/ Steven I. Koszalka

(Steven I. Koszalka, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

/s/ Michael J. Triessl
Michael J. Triessl

POWER OF ATTORNEY

I, William H. Baribault, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman M. Susan Gupton Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 14th day of March, 2012.
(City, State)

/s/ William H. Baribault
William H. Baribault, Board member

POWER OF ATTORNEY

I, James G. Ellis, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Brian D. Bullard Karl C. Grauman M. Susan Gupton Brian C. Janssen Dori Laskin Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 14th day of March, 2012.
(City, State)

/s/ James G. Ellis
James G. Ellis, Board member

POWER OF ATTORNEY

I, Leonard R. Fuller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Brian D. Bullard Karl C. Grauman M. Susan Gupton Brian C. Janssen Dori Laskin Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 14th day of March, 2012.
(City, State)

/s/ Leonard R. Fuller
Leonard R. Fuller, Board member

POWER OF ATTORNEY

I, W. Scott Hedrick, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman M. Susan Gupton Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 14th day of March, 2012.
(City, State)

/s/ W. Scott Hedrick
W. Scott Hedrick, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	Capital World Growth and Income Fund
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman M. Susan Gupton Brian C. Janssen Dori Laskin Gregory F. Niland Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 14th day of March, 2012.
(City, State)

/s/ R. Clark Hooper
R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Merit E. Janow, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	Capital World Growth and Income Fund
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman M. Susan Gupton Brian C. Janssen Dori Laskin Gregory F. Niland Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 14th day of March, 2012.
(City, State)

/s/ Merit E. Janow
Merit E. Janow, Board member

POWER OF ATTORNEY

I, Laurel B. Mitchell, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman M. Susan Gupton Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 14th day of March, 2012.
(City, State)

/s/ Laurel B. Mitchell
Laurel B. Mitchell, Board member

POWER OF ATTORNEY

I, Frank M. Sanchez, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman M. Susan Gupton Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 14th day of March, 2012.
(City, State)

/s/ Frank M. Sanchez
Frank M. Sanchez, Board member

POWER OF ATTORNEY

I, Margaret Spellings, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman M. Susan Gupton Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 14th day of March, 2012.
(City, State)

/s/ Margaret Spellings
Margaret Spellings, Board member

POWER OF ATTORNEY

I, Steadman Upham, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	Capital World Growth and Income Fund
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman M. Susan Gupton Brian C. Janssen Dori Laskin Gregory F. Niland Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 14th day of March, 2012.
(City, State)

/s/ Steadman Upham
Steadman Upham, Board member